UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders
Fidelity Advisor Freedom® Funds – Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 – Class A, Class M, Class C and Class I Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.54)%	2.14%	3.17%
Class M (incl. 3.50% sales charge)	0.57%	2.37%	3.16%
Class C (incl. contingent deferred sales charge)	2.69%	2.60%	3.01%
Class I	4.70%	3.64%	4.04%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,660	Fidelity Advisor Freedom® Income Fund - Class A
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.21)%	3.28%	3.54%
Class M (incl. 3.50% sales charge)	1.95%	3.51%	3.53%
Class C (incl. contingent deferred sales charge)	4.21%	3.75%	3.38%
Class I	6.13%	4.77%	4.41%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,156	Fidelity Advisor Freedom® 2005 Fund - Class A
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.02%	4.15%	4.30%
Class M (incl. 3.50% sales charge)	3.15%	4.39%	4.28%
Class C (incl. contingent deferred sales charge)	5.37%	4.62%	4.13%
Class I	7.39%	5.66%	5.18%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,236	Fidelity Advisor Freedom® 2010 Fund - Class A
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.19%	4.79%	4.52%
Class M (incl. 3.50% sales charge)	4.32%	5.00%	4.51%
Class C (incl. contingent deferred sales charge)	6.57%	5.22%	4.35%
Class I	8.66%	6.28%	5.40%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2018, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,557	Fidelity Advisor Freedom® 2015 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.87%	5.27%	4.55%
Class M (incl. 3.50% sales charge)	5.16%	5.51%	4.53%
Class C (incl. contingent deferred sales charge)	7.45%	5.74%	4.39%
Class I	9.45%	6.78%	5.43%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,600	Fidelity Advisor Freedom® 2020 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.64%	6.00%	4.99%
Class M (incl. 3.50% sales charge)	5.85%	6.24%	4.97%
Class C (incl. contingent deferred sales charge)	8.14%	6.46%	4.83%
Class I	10.26%	7.53%	5.87%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,275	Fidelity Advisor Freedom® 2025 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.37%	6.85%	5.07%
Class M (incl. 3.50% sales charge)	7.63%	7.09%	5.06%
Class C (incl. contingent deferred sales charge)	9.97%	7.33%	4.91%
Class I	12.04%	8.40%	5.96%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,404	Fidelity Advisor Freedom® 2030 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.75%	7.63%	5.48%
Class M (incl. 3.50% sales charge)	9.02%	7.88%	5.47%
Class C (incl. contingent deferred sales charge)	11.40%	8.11%	5.32%
Class I	13.50%	9.20%	6.37%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2018, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,044	Fidelity Advisor Freedom® 2035 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.90%	7.72%	5.45%
Class M (incl. 3.50% sales charge)	9.15%	7.95%	5.42%
Class C (incl. contingent deferred sales charge)	11.52%	8.18%	5.27%
Class I	13.74%	9.28%	6.34%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,999	Fidelity Advisor Freedom® 2040 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.92%	7.79%	5.46%
Class M (incl. 3.50% sales charge)	9.17%	8.03%	5.46%
Class C (incl. contingent deferred sales charge)	11.59%	8.27%	5.32%
Class I	13.77%	9.37%	6.36%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,019	Fidelity Advisor Freedom® 2045 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.90%	7.82%	5.37%
Class M (incl. 3.50% sales charge)	9.20%	8.06%	5.36%
Class C (incl. contingent deferred sales charge)	11.59%	8.29%	5.23%
Class I	13.74%	9.38%	6.27%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,870	Fidelity Advisor Freedom® 2050 Fund - Class A
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	6.88%	7.91%	7.33%
Class M (incl. 3.50% sales charge)	9.19%	8.15%	7.44%
Class C (incl. contingent deferred sales charge)	11.62%	8.38%	7.47%
Class I	13.74%	9.47%	8.55%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,219	Fidelity Advisor Freedom® 2055 Fund - Class A
$23,219	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	6.92%	6.28%
Class M (incl. 3.50% sales charge)	9.09%	6.70%
Class C (incl. contingent deferred sales charge)	11.53%	7.20%
Class I	13.63%	8.29%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,495	Fidelity Advisor Freedom® 2060 Fund - Class A
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Advisor Freedom Fund posted a gain (excluding sales charges) ranging from about 4% for Advisor Freedom Income Fund to about 13% to 14% for the longest-dated Funds. With few exceptions, each Fund bested its respective Composite benchmark. In general, both top-down asset allocation decisions and results among actively-managed underlying investments added value in roughly equal measure versus Composites. Underweighting the investment-grade debt asset class helped most. Security selection there also added value. Out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying investments also added value overall, although allocation and selection among several value-oriented investments detracted. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full 12 months, although the balance shifted toward the positive near the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Advisor Freedom® Funds recently approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Advisor Freedom Fund shareholders pay (relative to fund expenses as of March 31, 2016) and provides for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Advisor Freedom Fund charges shareholders for all of its operating expenses directly, and most expenses that were previously charged by the underlying funds in which Advisor Freedom Funds invest has been eliminated.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.1
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Advisor Series Growth & Income Fund	2.5
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
85.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.1%
International Equity Funds	9.2%
Bond Funds	47.0%
Short-Term Funds	28.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $9,990)	10,000	9,989
	Shares	Value

Domestic Equity Funds - 15.1%
Fidelity Advisor Series Equity Growth Fund (a)	221,042	$2,986,272
Fidelity Advisor Series Equity Value Fund (a)	275,356	3,441,952
Fidelity Advisor Series Growth & Income Fund (a)	350,679	5,267,197
Fidelity Advisor Series Growth Opportunities Fund (a)	149,285	1,963,092
Fidelity Advisor Series Opportunistic Insights Fund (a)	156,768	2,809,288
Fidelity Advisor Series Small Cap Fund (a)	125,958	1,497,643
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	277,497	3,474,257
Fidelity Series 100 Index Fund (a)	86,724	1,480,375
Fidelity Series 1000 Value Index Fund (a)	47,462	585,207
Fidelity Series All-Sector Equity Fund (a)	168,092	2,050,720
Fidelity Series Commodity Strategy Fund (a)	835,664	4,537,656
Fidelity Series Real Estate Equity Fund (a)	30,057	358,281
Fidelity Series Small Cap Opportunities Fund (a)	127,320	1,815,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,211,554)		32,267,529

International Equity Funds - 9.2%
Fidelity Series Canada Fund (a)	52,664	536,118
Fidelity Series Emerging Markets Fund (a)	300,178	6,576,903
Fidelity Series International Growth Fund (a)	344,856	5,569,432
Fidelity Series International Small Cap Fund (a)	74,393	1,385,201
Fidelity Series International Value Fund (a)	517,747	5,462,228
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,447,877)		19,529,882

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	165,703	1,670,287
Fidelity Series Floating Rate High Income Fund (a)	55,914	531,740
Fidelity Series High Income Fund (a)	327,617	3,122,185
Fidelity Series Inflation-Protected Bond Index Fund (a)	830,560	8,056,431
Fidelity Series International Credit Fund (a)	11,210	111,314
Fidelity Series Investment Grade Bond Fund (a)	7,366,931	81,183,581
Fidelity Series Long-Term Treasury Bond Index Fund (a)	526,235	4,509,835
Fidelity Series Real Estate Income Fund (a)	97,940	1,049,918
TOTAL BOND FUNDS
(Cost $99,675,479)		100,235,291

Short-Term Funds - 28.8%
Fidelity Cash Central Fund, 1.72% (b)	34,506	34,513
Fidelity Series Government Money Market Fund 1.67% (a)(c)	49,380,363	49,380,363
Fidelity Series Short-Term Credit Fund (a)	1,231,618	12,143,757
TOTAL SHORT-TERM FUNDS
(Cost $61,670,301)		61,558,633
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $200,015,201)		213,601,324
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(113,804)
NET ASSETS - 100%		$213,487,520

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94
Total	$94

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$796,371	$1,749,334	$476,557	$365,294	$(48,482)	$2,986,272
Fidelity Advisor Series Equity Value Fund	6,526,095	795,975	3,737,583(a)	363,902	466,116	(608,651)	3,441,952
Fidelity Advisor Series Growth & Income Fund	4,502,313	2,735,209(a)	2,176,109	319,321	59,960	145,824	5,267,197
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	399,771	1,122,669	191,721	175,234	133,271	1,963,092
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	707,674	1,614,411	410,214	510,285	(159,654)	2,809,288
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	1,277,646	4,104,783	200,579	(2,393)	(5,281)	--
Fidelity Advisor Series Small Cap Fund	1,822,727	272,835	679,358	100,884	73,654	7,785	1,497,643
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	683,345	1,459,493	300,859	214,692	(309,447)	3,474,257
Fidelity Series 100 Index Fund	1,864,666	189,000	753,834	33,205	168,151	12,392	1,480,375
Fidelity Series 1000 Value Index Fund	723,143	89,827	246,625	25,236	31,561	(12,699)	585,207
Fidelity Series All-Sector Equity Fund	2,529,199	524,729	1,004,659	303,242	139,355	(137,904)	2,050,720
Fidelity Series Canada Fund	--	658,009	106,663	6,377	1,826	(17,054)	536,118
Fidelity Series Commodity Strategy Fund	3,784,080	1,460,476	852,803	23,794	(133,738)	279,641	4,537,656
Fidelity Series Emerging Markets Debt Fund	1,696,529	251,527	253,346	119,275	130	(24,553)	1,670,287
Fidelity Series Emerging Markets Fund	10,546,969	991,779	7,025,062	207,941	1,359,331	703,886	6,576,903
Fidelity Series Floating Rate High Income Fund	556,274	81,629	105,562	26,524	(2,493)	1,892	531,740
Fidelity Series Government Money Market Fund 1.67%	47,143,634	10,553,303	8,316,574	522,175	--	--	49,380,363
Fidelity Series High Income Fund	3,245,598	503,398	601,208	195,220	(8,025)	(17,578)	3,122,185
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	1,381,562	1,601,176	170,586	(25,767)	(112,309)	8,056,431
Fidelity Series International Credit Fund	--	112,095	--	1,372	--	(57)	111,314
Fidelity Series International Growth Fund	5,929,825	904,677	2,176,321	179,766	226,074	685,177	5,569,432
Fidelity Series International Small Cap Fund	1,335,728	278,337	512,928	85,108	45,887	238,177	1,385,201
Fidelity Series International Value Fund	5,944,546	1,045,443	2,084,647	179,809	167,982	388,904	5,462,228
Fidelity Series Investment Grade Bond Fund	83,657,371	13,500,460	15,000,451	2,409,109	(9,027)	(964,772)	81,183,581
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	5,057,603	506,094	77,337	(14,381)	(107,988)	4,509,835
Fidelity Series Real Estate Equity Fund	430,986	84,602	126,376	19,865	6,897	(37,828)	358,281
Fidelity Series Real Estate Income Fund	1,112,586	171,570	198,588	67,839	1,529	(37,179)	1,049,918
Fidelity Series Short-Term Credit Fund	--	398,263	381,543	43,769	(1,107)	(111,668)	12,143,757
Fidelity Series Small Cap Opportunities Fund	2,184,630	389,282	769,786	199,213	136,053	(124,590)	1,815,589
	$222,816,800	$46,296,397	$59,267,986	$7,260,799	$3,953,080	$(240,745)	$213,556,822

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,989	$--	$9,989	$--
Domestic Equity Funds	32,267,529	32,267,529	--	--
International Equity Funds	19,529,882	19,529,882	--	--
Bond Funds	100,235,291	100,235,291	--	--
Short-Term Funds	61,558,633	61,558,633	--	--
Total Investments in Securities:	$213,601,324	$213,591,335	$9,989	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,990)	$9,989
Fidelity Central Funds (cost $34,513)	34,513
Affiliated issuers (cost $199,970,698)	213,556,822
Total Investment in Securities (cost $200,015,201)		$213,601,324
Cash		11,489
Receivable for investments sold		129,465
Receivable for fund shares sold		143,457
Distributions receivable from Fidelity Central Funds		46
Total assets		213,885,781
Liabilities
Payable for investments purchased	$190,500
Payable for fund shares redeemed	81,843
Accrued management fee	82,832
Distribution and service plan fees payable	43,086
Total liabilities		398,261
Net Assets		$213,487,520
Net Assets consist of:
Paid in capital		$197,018,575
Undistributed net investment income		253,088
Accumulated undistributed net realized gain (loss) on investments		2,629,734
Net unrealized appreciation (depreciation) on investments		13,586,123
Net Assets		$213,487,520
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($76,140,975 ÷ 6,914,770 shares)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M:
Net Asset Value and redemption price per share ($38,204,271 ÷ 3,472,935 shares)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C:
Net Asset Value and offering price per share ($13,726,904 ÷ 1,250,310 shares)(a)		$10.98
Class I:
Net Asset Value, offering price and redemption price per share ($83,722,655 ÷ 7,578,814 shares)		$11.05
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,692,715 ÷ 153,305 shares)		$11.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$4,404,331
Interest		25
Income from Fidelity Central Funds		94
Total income		4,404,450
Expenses
Management fee	$838,601
Distribution and service plan fees	536,099
Independent trustees' fees and expenses	803
Total expenses before reductions	1,375,503
Expense reductions	(153)	1,375,350
Net investment income (loss)		3,029,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,953,080
Futures contracts	5,819
Realized gain distributions from underlying funds:
Affiliated issuers	2,856,468
Total net realized gain (loss)		6,815,367
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1)
Other affiliated issuers	(240,745)
Total change in net unrealized appreciation (depreciation)		(240,746)
Net gain (loss)		6,574,621
Net increase (decrease) in net assets resulting from operations		$9,603,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,029,100	$3,413,880
Net realized gain (loss)	6,815,367	2,794,177
Change in net unrealized appreciation (depreciation)	(240,746)	6,889,975
Net increase (decrease) in net assets resulting from operations	9,603,721	13,098,032
Distributions to shareholders from net investment income	(2,967,012)	(3,407,660)
Distributions to shareholders from net realized gain	(5,087,952)	(3,107,675)
Total distributions	(8,054,964)	(6,515,335)
Share transactions - net increase (decrease)	(10,830,864)	(24,761,777)
Total increase (decrease) in net assets	(9,282,107)	(18,179,080)
Net Assets
Beginning of period	222,769,627	240,948,707
End of period	$213,487,520	$222,769,627
Other Information
Undistributed net investment income end of period	$253,088	$190,998

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$11.07	$11.20	$11.21
Income from Investment Operations
Net investment income (loss)A	.15	.16	.18	.16	.12
Net realized and unrealized gain (loss)	.34	.44	(.25)	.24	.28
Total from investment operations	.49	.60	(.07)	.40	.40
Distributions from net investment income	(.15)	(.16)B	(.18)	(.17)	(.12)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.42)C	(.30)	(.36)D	(.53)	(.41)
Net asset value, end of period	$11.01	$10.94	$10.64	$11.07	$11.20
Total ReturnE,F	4.47%	5.74%	(.59)%	3.65%	3.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.63%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.63%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.47%	1.63%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$76,141	$87,983	$99,211	$124,755	$147,818
Portfolio turnover rateG	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.62	$11.06	$11.19	$11.20
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.14	.09
Net realized and unrealized gain (loss)	.33	.45	(.25)	.23	.28
Total from investment operations	.46	.58	(.10)	.37	.37
Distributions from net investment income	(.13)	(.13)B	(.15)	(.14)	(.09)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.39)	(.27)	(.34)	(.50)	(.38)
Net asset value, end of period	$11.00	$10.93	$10.62	$11.06	$11.19
Total ReturnC,D	4.22%	5.56%	(.93)%	3.39%	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.89%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.89%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.22%	1.38%	1.23%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$38,204	$38,513	$42,887	$47,804	$53,019
Portfolio turnover rateE	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.61	$11.04	$11.17	$11.18
Income from Investment Operations
Net investment income (loss)A	.07	.08	.09	.08	.04
Net realized and unrealized gain (loss)	.33	.44	(.24)	.24	.28
Total from investment operations	.40	.52	(.15)	.32	.32
Distributions from net investment income	(.07)	(.08)B	(.10)	(.09)	(.04)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.33)	(.22)	(.28)C	(.45)	(.33)
Net asset value, end of period	$10.98	$10.91	$10.61	$11.04	$11.17
Total ReturnD,E	3.69%	4.99%	(1.35)%	2.90%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.39%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.72%	.88%	.73%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$13,727	$14,434	$14,712	$15,780	$15,735
Portfolio turnover rateF	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.67	$11.10	$11.23	$11.23
Income from Investment Operations
Net investment income (loss)A	.18	.19	.20	.19	.15
Net realized and unrealized gain (loss)	.33	.45	(.24)	.24	.29
Total from investment operations	.51	.64	(.04)	.43	.44
Distributions from net investment income	(.18)	(.19)B	(.20)	(.19)	(.15)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.44)	(.33)	(.39)	(.56)C	(.44)
Net asset value, end of period	$11.05	$10.98	$10.67	$11.10	$11.23
Total ReturnD	4.70%	6.07%	(.34)%	3.89%	3.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.39%	-%	-%	-%	-%
Expenses net of all reductions	.39%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.72%	1.88%	1.73%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$83,723	$81,839	$83,497	$83,253	$71,933
Portfolio turnover rateE	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.03
Total from investment operations	.30
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$11.04
Total ReturnC,D	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,693
Portfolio turnover rateE	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Advisor Series Growth & Income Fund	3.7
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.4
Fidelity Advisor Series Equity Value Fund	2.4
80.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	12.1%
Bond Funds	43.5%
Short-Term Funds	23.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $9,990)	10,000	9,989
	Shares	Value

Domestic Equity Funds - 21.5%
Fidelity Advisor Series Equity Growth Fund (a)	299,567	$4,047,155
Fidelity Advisor Series Equity Value Fund (a)	373,121	4,664,011
Fidelity Advisor Series Growth & Income Fund (a)	474,713	7,130,190
Fidelity Advisor Series Growth Opportunities Fund (a)	202,192	2,658,831
Fidelity Advisor Series Opportunistic Insights Fund (a)	211,453	3,789,230
Fidelity Advisor Series Small Cap Fund (a)	170,494	2,027,176
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	376,016	4,707,725
Fidelity Series 100 Index Fund (a)	117,633	2,007,990
Fidelity Series 1000 Value Index Fund (a)	64,037	789,577
Fidelity Series All-Sector Equity Fund (a)	227,650	2,777,333
Fidelity Series Commodity Strategy Fund (a)	753,087	4,089,262
Fidelity Series Real Estate Equity Fund (a)	40,840	486,818
Fidelity Series Small Cap Opportunities Fund (a)	173,415	2,472,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,964,087)		41,648,190

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	64,167	653,217
Fidelity Series Emerging Markets Fund (a)	354,479	7,766,630
Fidelity Series International Growth Fund (a)	419,106	6,768,564
Fidelity Series International Small Cap Fund (a)	90,062	1,676,957
Fidelity Series International Value Fund (a)	630,752	6,654,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,937,588)		23,519,797

Bond Funds - 43.5%
Fidelity Series Emerging Markets Debt Fund (a)	149,164	1,503,577
Fidelity Series Floating Rate High Income Fund (a)	50,010	475,597
Fidelity Series High Income Fund (a)	307,425	2,929,758
Fidelity Series Inflation-Protected Bond Index Fund (a)	667,201	6,471,850
Fidelity Series International Credit Fund (a)	10,654	105,791
Fidelity Series Investment Grade Bond Fund (a)	6,148,629	67,757,886
Fidelity Series Long-Term Treasury Bond Index Fund (a)	482,281	4,133,151
Fidelity Series Real Estate Income Fund (a)	86,059	922,555
TOTAL BOND FUNDS
(Cost $84,254,393)		84,300,165

Short-Term Funds - 23.0%
Fidelity Cash Central Fund, 1.72% (b)	38,639	38,646
Fidelity Series Government Money Market Fund 1.67% (a)(c)	35,857,816	35,857,816
Fidelity Series Short-Term Credit Fund (a)	889,045	8,765,987
TOTAL SHORT-TERM FUNDS
(Cost $44,749,464)		44,662,449
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $176,915,522)		194,140,590
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(109,084)
NET ASSETS - 100%		$194,031,506

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107
Total	$107

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$966,972	$2,496,324	$670,689	$538,577	$(75,657)	$4,047,155
Fidelity Advisor Series Equity Value Fund	9,212,567	924,855	5,291,358(a)	512,309	776,544	(958,597)	4,664,011
Fidelity Advisor Series Growth & Income Fund	6,355,742	3,578,459(a)	3,119,998	462,726	126,797	189,190	7,130,190
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	459,790	1,601,816	269,827	265,973	178,663	2,658,831
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	849,273	2,323,196	574,090	745,212	(232,880)	3,789,230
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	642,375	2,556,027	144,728	(3,720)	2,451	--
Fidelity Advisor Series Small Cap Fund	2,572,982	295,967	965,602	141,975	114,016	9,813	2,027,176
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	767,482	2,084,693	420,147	341,113	(450,053)	4,707,725
Fidelity Series 100 Index Fund	2,632,246	189,384	1,078,962	46,733	296,530	(31,208)	2,007,990
Fidelity Series 1000 Value Index Fund	1,020,866	93,178	355,285	35,409	53,672	(22,854)	789,577
Fidelity Series All-Sector Equity Fund	3,570,349	624,487	1,436,387	421,975	209,485	(190,601)	2,777,333
Fidelity Series Canada Fund	--	842,535	174,104	8,072	3,630	(18,844)	653,217
Fidelity Series Commodity Strategy Fund	3,530,818	1,259,249	843,040	22,667	(274,913)	417,148	4,089,262
Fidelity Series Emerging Markets Debt Fund	1,593,475	191,312	259,770	110,905	2,773	(24,213)	1,503,577
Fidelity Series Emerging Markets Fund	12,120,840	845,113	7,602,649	246,511	1,452,945	950,381	7,766,630
Fidelity Series Floating Rate High Income Fund	526,149	58,238	108,235	24,739	(3,791)	3,236	475,597
Fidelity Series Government Money Market Fund 1.67%	33,687,414	8,972,378	6,801,976	382,537	--	--	35,857,816
Fidelity Series High Income Fund	3,176,907	378,677	603,956	189,299	(12,145)	(9,725)	2,929,758
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	1,094,050	1,443,886	139,105	(27,837)	(84,493)	6,471,850
Fidelity Series International Credit Fund	--	106,533	--	1,304	--	(54)	105,791
Fidelity Series International Growth Fund	7,950,969	725,537	3,118,929	226,847	739,144	471,843	6,768,564
Fidelity Series International Small Cap Fund	1,809,980	225,550	733,692	107,401	162,857	212,262	1,676,957
Fidelity Series International Value Fund	7,971,369	823,985	2,893,402	226,988	326,388	426,089	6,654,429
Fidelity Series Investment Grade Bond Fund	71,039,111	11,131,620	13,591,208	2,052,501	(41,577)	(780,060)	67,757,886
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	4,740,847	561,524	72,861	(12,015)	(103,102)	4,133,151
Fidelity Series Real Estate Equity Fund	608,427	91,303	170,214	28,572	13,670	(56,368)	486,818
Fidelity Series Real Estate Income Fund	1,032,613	125,718	203,636	62,583	8,268	(40,408)	922,555
Fidelity Series Short-Term Credit Fund	--	278,471	253,977	31,643	(1,152)	(87,015)	8,765,987
Fidelity Series Small Cap Opportunities Fund	3,083,854	465,297	1,091,699	291,231	238,974	(223,534)	2,472,892
	$210,598,725	$41,748,635	$63,765,545	$7,926,374	$6,039,418	$(528,590)	$194,091,955

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,989	$--	$9,989	$--
Domestic Equity Funds	41,648,190	41,648,190	--	--
International Equity Funds	23,519,797	23,519,797	--	--
Bond Funds	84,300,165	84,300,165	--	--
Short-Term Funds	44,662,449	44,662,449	--	--
Total Investments in Securities:	$194,140,590	$194,130,601	$9,989	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,990)	$9,989
Fidelity Central Funds (cost $38,646)	38,646
Affiliated issuers (cost $176,866,886)	194,091,955
Total Investment in Securities (cost $176,915,522)		$194,140,590
Cash		7,373
Receivable for investments sold		115,771
Receivable for fund shares sold		74,289
Distributions receivable from Fidelity Central Funds		51
Total assets		194,338,074
Liabilities
Payable for investments purchased	$105,104
Payable for fund shares redeemed	84,896
Accrued management fee	79,578
Distribution and service plan fees payable	36,990
Total liabilities		306,568
Net Assets		$194,031,506
Net Assets consist of:
Paid in capital		$172,091,854
Undistributed net investment income		383,515
Accumulated undistributed net realized gain (loss) on investments		4,331,069
Net unrealized appreciation (depreciation) on investments		17,225,068
Net Assets		$194,031,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,641,786 ÷ 8,523,798 shares)		$11.92
Maximum offering price per share (100/94.25 of $11.92)		$12.65
Class M:
Net Asset Value and redemption price per share ($25,729,568 ÷ 2,160,559 shares)		$11.91
Maximum offering price per share (100/96.50 of $11.91)		$12.34
Class C:
Net Asset Value and offering price per share ($5,866,793 ÷ 492,795 shares)(a)		$11.91
Class I:
Net Asset Value, offering price and redemption price per share ($59,385,702 ÷ 4,947,490 shares)		$12.00
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,407,657 ÷ 117,350 shares)		$12.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$4,086,081
Interest		25
Income from Fidelity Central Funds		107
Total income		4,086,213
Expenses
Management fee	$834,570
Distribution and service plan fees	473,664
Independent trustees' fees and expenses	759
Total expenses before reductions	1,308,993
Expense reductions	(139)	1,308,854
Net investment income (loss)		2,777,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,039,418
Futures contracts	5,819
Realized gain distributions from underlying funds:
Affiliated issuers	3,840,293
Total net realized gain (loss)		9,885,530
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1)
Other affiliated issuers	(528,590)
Total change in net unrealized appreciation (depreciation)		(528,591)
Net gain (loss)		9,356,939
Net increase (decrease) in net assets resulting from operations		$12,134,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,777,359	$3,297,866
Net realized gain (loss)	9,885,530	4,204,099
Change in net unrealized appreciation (depreciation)	(528,591)	8,708,121
Net increase (decrease) in net assets resulting from operations	12,134,298	16,210,086
Distributions to shareholders from net investment income	(2,811,909)	(3,541,599)
Distributions to shareholders from net realized gain	(7,338,936)	(4,945,386)
Total distributions	(10,150,845)	(8,486,985)
Share transactions - net increase (decrease)	(18,509,645)	(28,749,623)
Total increase (decrease) in net assets	(16,526,192)	(21,026,522)
Net Assets
Beginning of period	210,557,698	231,584,220
End of period	$194,031,506	$210,557,698
Other Information
Undistributed net investment income end of period	$383,515	$418,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.44	$12.10	$12.17	$11.90
Income from Investment Operations
Net investment income (loss)A	.16	.17	.19	.19	.13
Net realized and unrealized gain (loss)	.53	.67	(.34)	.36	.57
Total from investment operations	.69	.84	(.15)	.55	.70
Distributions from net investment income	(.17)	(.19)B	(.20)	(.19)	(.12)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.61)	(.44)	(.51)C	(.62)D	(.43)
Net asset value, end of period	$11.92	$11.84	$11.44	$12.10	$12.17
Total ReturnE,F	5.87%	7.55%	(1.23)%	4.60%	5.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.66%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.66%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.46%	1.62%	1.54%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$101,642	$118,902	$134,262	$162,069	$187,224
Portfolio turnover rateG	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.43	$12.09	$12.16	$11.90
Income from Investment Operations
Net investment income (loss)A	.13	.14	.16	.16	.10
Net realized and unrealized gain (loss)	.53	.67	(.33)	.35	.57
Total from investment operations	.66	.81	(.17)	.51	.67
Distributions from net investment income	(.14)	(.16)B	(.17)	(.16)	(.10)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.58)	(.41)	(.49)	(.58)	(.41)
Net asset value, end of period	$11.91	$11.83	$11.43	$12.09	$12.16
Total ReturnC,D	5.64%	7.29%	(1.45)%	4.33%	5.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.91%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.91%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%	1.21%	1.37%	1.29%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$25,730	$27,091	$29,347	$29,246	$29,912
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.41	$12.06	$12.14	$11.87
Income from Investment Operations
Net investment income (loss)A	.07	.08	.10	.10	.04
Net realized and unrealized gain (loss)	.54	.67	(.33)	.34	.58
Total from investment operations	.61	.75	(.23)	.44	.62
Distributions from net investment income	(.07)	(.10)B	(.10)	(.10)	(.04)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.51)	(.35)	(.42)	(.52)	(.35)
Net asset value, end of period	$11.91	$11.81	$11.41	$12.06	$12.14
Total ReturnC,D	5.21%	6.75%	(1.98)%	3.73%	5.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.41%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%	.71%	.87%	.79%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,867	$5,623	$6,200	$7,410	$8,910
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.51	$12.18	$12.25	$11.97
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.54	.68	(.34)	.36	.58
Total from investment operations	.73	.88	(.12)	.58	.74
Distributions from net investment income	(.20)	(.22)B	(.23)	(.23)	(.15)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.65)C	(.47)	(.55)	(.65)	(.46)
Net asset value, end of period	$12.00	$11.92	$11.51	$12.18	$12.25
Total ReturnD	6.13%	7.87%	(1.04)%	4.85%	6.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.41%	-%	-%	-%	-%
Expenses net of all reductions	.41%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.71%	1.87%	1.79%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$59,386	$58,940	$61,440	$66,255	$67,435
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.33
Total from investment operations	.46
Distributions from net investment income	(.19)
Distributions from net realized gain	(.31)
Total distributions	(.50)
Net asset value, end of period	$12.00
Total ReturnC,D	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G,H
Expenses net of fee waivers, if any	.39%G,H
Expenses net of all reductions	.39%G,H
Net investment income (loss)	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,408
Portfolio turnover rateE	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.7
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Advisor Series Growth & Income Fund	4.8
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.2
Fidelity Advisor Series Equity Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	2.7
77.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.6%
Short-Term Funds	18.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $29,971)	30,000	29,968
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Advisor Series Equity Growth Fund (a)	964,003	$13,023,682
Fidelity Advisor Series Equity Value Fund (a)	1,200,175	15,002,185
Fidelity Advisor Series Growth & Income Fund (a)	1,528,618	22,959,845
Fidelity Advisor Series Growth Opportunities Fund (a)	650,803	8,558,055
Fidelity Advisor Series Opportunistic Insights Fund (a)	678,867	12,165,303
Fidelity Advisor Series Small Cap Fund (a)	548,869	6,526,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,209,599	15,144,178
Fidelity Series 100 Index Fund (a)	379,614	6,480,007
Fidelity Series 1000 Value Index Fund (a)	206,207	2,542,533
Fidelity Series All-Sector Equity Fund (a)	732,500	8,936,502
Fidelity Series Commodity Strategy Fund (a)	1,843,258	10,008,890
Fidelity Series Real Estate Equity Fund (a)	131,917	1,572,454
Fidelity Series Small Cap Opportunities Fund (a)	558,268	7,960,899
TOTAL DOMESTIC EQUITY FUNDS
(Cost $101,341,624)		130,880,588

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	194,875	1,983,826
Fidelity Series Emerging Markets Fund (a)	1,062,323	23,275,501
Fidelity Series International Growth Fund (a)	1,274,462	20,582,564
Fidelity Series International Small Cap Fund (a)	273,791	5,097,991
Fidelity Series International Value Fund (a)	1,916,824	20,222,495
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,297,592)		71,162,377

Bond Funds - 39.6%
Fidelity Series Emerging Markets Debt Fund (a)	362,756	3,656,577
Fidelity Series Floating Rate High Income Fund (a)	121,190	1,152,519
Fidelity Series High Income Fund (a)	746,880	7,117,769
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,336,727	12,966,248
Fidelity Series International Credit Fund (a)	25,603	254,240
Fidelity Series Investment Grade Bond Fund (a)	13,663,756	150,574,589
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,197,926	10,266,228
Fidelity Series Real Estate Income Fund (a)	208,565	2,235,813
TOTAL BOND FUNDS
(Cost $187,755,367)		188,223,983

Short-Term Funds - 18.0%
Fidelity Cash Central Fund, 1.72% (b)	32,232	32,238
Fidelity Series Government Money Market Fund 1.67% (a)(c)	68,838,813	68,838,813
Fidelity Series Short-Term Credit Fund (a)	1,698,861	16,750,769
TOTAL SHORT-TERM FUNDS
(Cost $85,800,266)		85,621,820
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $424,224,820)		475,918,736
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(307,839)
NET ASSETS - 100%		$475,610,897

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92
Total	$92

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$2,862,414	$6,868,044	$2,143,113	$1,470,164	$(96,930)	$13,023,682
Fidelity Advisor Series Equity Value Fund	28,203,890	2,645,810	15,224,133(a)	1,630,943	3,175,202	(3,798,584)	15,002,185
Fidelity Advisor Series Growth & Income Fund	19,458,116	10,872,533(a)	8,302,919	1,446,845	314,152	617,963	22,959,845
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	1,333,496	4,410,028	862,176	711,244	647,714	8,558,055
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	2,506,159	6,428,609	1,836,899	2,041,090	(498,789)	12,165,303
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	1,041,329	3,817,394	267,858	(5,481)	14,204	--
Fidelity Advisor Series Small Cap Fund	7,871,358	865,846	2,582,603	453,679	300,366	71,088	6,526,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	2,210,350	5,444,177	1,347,470	867,088	(1,267,790)	15,144,178
Fidelity Series 100 Index Fund	8,059,670	518,596	2,910,011	149,325	847,629	(35,877)	6,480,007
Fidelity Series 1000 Value Index Fund	3,126,118	256,949	928,797	113,298	133,155	(44,892)	2,542,533
Fidelity Series All-Sector Equity Fund	10,931,420	1,858,431	3,860,535	1,355,517	554,821	(547,635)	8,936,502
Fidelity Series Canada Fund	--	2,468,862	439,984	24,201	7,159	(52,211)	1,983,826
Fidelity Series Commodity Strategy Fund	8,363,369	3,110,657	1,809,540	54,454	(331,453)	675,857	10,008,890
Fidelity Series Emerging Markets Debt Fund	3,863,369	420,868	574,369	268,692	3,250	(56,541)	3,656,577
Fidelity Series Emerging Markets Fund	33,634,127	2,117,567	19,198,177	733,773	3,666,451	3,055,533	23,275,501
Fidelity Series Floating Rate High Income Fund	1,270,072	123,073	239,313	59,672	(8,748)	7,435	1,152,519
Fidelity Series Government Money Market Fund 1.67%	62,061,398	18,560,452	11,783,037	720,336	--	--	68,838,813
Fidelity Series High Income Fund	7,700,215	813,561	1,340,481	458,361	(27,791)	(27,735)	7,117,769
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	2,312,314	2,595,290	276,024	(48,671)	(178,660)	12,966,248
Fidelity Series International Credit Fund	--	256,023	--	3,134	--	(129)	254,240
Fidelity Series International Growth Fund	23,784,996	1,855,342	8,629,290	684,753	2,421,193	1,150,323	20,582,564
Fidelity Series International Small Cap Fund	5,424,288	603,737	2,043,352	324,195	542,397	570,921	5,097,991
Fidelity Series International Value Fund	23,846,343	2,009,903	7,825,696	683,869	900,119	1,291,826	20,222,495
Fidelity Series Investment Grade Bond Fund	153,919,482	26,146,495	27,596,288	4,487,402	(60,056)	(1,835,044)	150,574,589
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	11,674,692	1,271,189	178,264	(29,904)	(262,517)	10,266,228
Fidelity Series Real Estate Equity Fund	1,862,474	309,545	461,531	89,845	34,545	(172,579)	1,572,454
Fidelity Series Real Estate Income Fund	2,494,077	270,269	450,030	150,956	18,491	(96,994)	2,235,813
Fidelity Series Short-Term Credit Fund	--	497,018	595,689	60,937	(2,356)	(178,446)	16,750,769
Fidelity Series Small Cap Opportunities Fund	9,440,735	1,341,994	2,872,628	909,352	541,951	(491,153)	7,960,899
	$508,000,668	$101,864,285	$150,503,134	$21,775,343	$18,036,007	$(1,539,642)	$475,856,530

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$29,968	$--	$29,968	$--
Domestic Equity Funds	130,880,588	130,880,588	--	--
International Equity Funds	71,162,377	71,162,377	--	--
Bond Funds	188,223,983	188,223,983	--	--
Short-Term Funds	85,621,820	85,621,820	--	--
Total Investments in Securities:	$475,918,736	$475,888,768	$29,968	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,971)	$29,968
Fidelity Central Funds (cost $32,238)	32,238
Affiliated issuers (cost $424,162,611)	475,856,530
Total Investment in Securities (cost $424,224,820)		$475,918,736
Cash		11,291
Receivable for investments sold		989,610
Receivable for fund shares sold		305,000
Distributions receivable from Fidelity Central Funds		43
Total assets		477,224,680
Liabilities
Payable for investments purchased	$268,431
Payable for fund shares redeemed	1,027,843
Accrued management fee	213,777
Distribution and service plan fees payable	103,732
Total liabilities		1,613,783
Net Assets		$475,610,897
Net Assets consist of:
Paid in capital		$410,299,497
Undistributed net investment income		640,647
Accumulated undistributed net realized gain (loss) on investments		12,976,837
Net unrealized appreciation (depreciation) on investments		51,693,916
Net Assets		$475,610,897
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($230,552,599 ÷ 18,561,273 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class M:
Net Asset Value and redemption price per share ($77,068,091 ÷ 6,228,826 shares)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C:
Net Asset Value and offering price per share ($26,226,974 ÷ 2,133,964 shares)(a)		$12.29
Class I:
Net Asset Value, offering price and redemption price per share ($137,019,279 ÷ 10,986,783 shares)		$12.47
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,743,954 ÷ 380,519 shares)		$12.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,834,729
Interest		75
Income from Fidelity Central Funds		92
Total income		9,834,896
Expenses
Management fee	$2,201,786
Distribution and service plan fees	1,320,071
Independent trustees' fees and expenses	1,840
Total expenses before reductions	3,523,697
Expense reductions	(337)	3,523,360
Net investment income (loss)		6,311,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	18,036,007
Futures contracts	23,277
Realized gain distributions from underlying funds:
Affiliated issuers	11,940,614
Total net realized gain (loss)		29,999,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Other affiliated issuers	(1,539,642)
Total change in net unrealized appreciation (depreciation)		(1,539,645)
Net gain (loss)		28,460,253
Net increase (decrease) in net assets resulting from operations		$34,771,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,311,536	$7,994,033
Net realized gain (loss)	29,999,898	14,958,776
Change in net unrealized appreciation (depreciation)	(1,539,645)	24,180,114
Net increase (decrease) in net assets resulting from operations	34,771,789	47,132,923
Distributions to shareholders from net investment income	(6,662,107)	(8,289,234)
Distributions to shareholders from net realized gain	(24,206,337)	(16,768,439)
Total distributions	(30,868,444)	(25,057,673)
Share transactions - net increase (decrease)	(36,175,930)	(109,968,419)
Total increase (decrease) in net assets	(32,272,585)	(87,893,169)
Net Assets
Beginning of period	507,883,482	595,776,651
End of period	$475,610,897	$507,883,482
Other Information
Undistributed net investment income end of period	$640,647	$991,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.87	$12.72	$12.91	$12.50
Income from Investment Operations
Net investment income (loss)A	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.72	.84	(.41)	.44	.82
Total from investment operations	.88	1.02	(.21)	.64	.97
Distributions from net investment income	(.17)	(.19)	(.21)	(.22)	(.14)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.80)B	(.55)	(.64)C	(.83)	(.56)
Net asset value, end of period	$12.42	$12.34	$11.87	$12.72	$12.91
Total ReturnD,E	7.18%	8.87%	(1.67)%	5.08%	7.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.69%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.69%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.45%	1.63%	1.55%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$230,553	$263,496	$328,232	$431,498	$502,834
Portfolio turnover rateF	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$11.83	$12.68	$12.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.13	.14	.17	.17	.11
Net realized and unrealized gain (loss)	.71	.85	(.41)	.43	.83
Total from investment operations	.84	.99	(.24)	.60	.94
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.77)	(.52)	(.61)B	(.79)	(.53)
Net asset value, end of period	$12.37	$12.30	$11.83	$12.68	$12.87
Total ReturnC,D	6.89%	8.63%	(1.92)%	4.81%	7.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.94%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.94%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.20%	1.38%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$77,068	$83,881	$92,543	$106,189	$124,997
Portfolio turnover rateE	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.76	$12.60	$12.79	$12.39
Income from Investment Operations
Net investment income (loss)A	.07	.08	.11	.10	.05
Net realized and unrealized gain (loss)	.70	.84	(.40)	.44	.81
Total from investment operations	.77	.92	(.29)	.54	.86
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.05)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.41)
Total distributions	(.70)	(.46)	(.55)	(.73)	(.46)
Net asset value, end of period	$12.29	$12.22	$11.76	$12.60	$12.79
Total ReturnB,C	6.37%	8.07%	(2.39)%	4.33%	7.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.44%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.70%	.88%	.80%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$26,227	$29,290	$30,150	$34,839	$36,622
Portfolio turnover rateD	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.92	$12.77	$12.96	$12.55
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.72	.85	(.40)	.44	.82
Total from investment operations	.91	1.06	(.17)	.67	1.00
Distributions from net investment income	(.21)	(.22)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.84)B	(.58)	(.68)	(.86)	(.59)
Net asset value, end of period	$12.47	$12.40	$11.92	$12.77	$12.96
Total ReturnC	7.39%	9.22%	(1.40)%	5.34%	8.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.45%	-%	-%	-%	-%
Expenses net of all reductions	.45%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.70%	1.88%	1.80%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$137,019	$131,216	$143,715	$158,071	$191,276
Portfolio turnover rateD	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.53
Total from investment operations	.58
Distributions from net investment income	(.20)
Distributions from net realized gain	(.42)
Total distributions	(.61)C
Net asset value, end of period	$12.47
Total ReturnD,E	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I
Expenses net of fee waivers, if any	.41%H,I
Expenses net of all reductions	.41%H,I
Net investment income (loss)	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,744
Portfolio turnover rateF	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.2
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Advisor Series Growth & Income Fund	6.0
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.0
Fidelity Advisor Series Equity Value Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.4
Fidelity Advisor Series Opportunistic Insights Fund	3.2
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.7%
International Equity Funds	17.7%
Bond Funds	35.3%
Short-Term Funds	13.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $49,952)	50,000	49,947
	Shares	Value

Domestic Equity Funds - 33.7%
Fidelity Advisor Series Equity Growth Fund (a)	2,804,696	$37,891,446
Fidelity Advisor Series Equity Value Fund (a)	3,492,143	43,651,783
Fidelity Advisor Series Growth & Income Fund (a)	4,448,354	66,814,273
Fidelity Advisor Series Growth Opportunities Fund (a)	1,893,084	24,894,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,972,351	35,344,528
Fidelity Advisor Series Small Cap Fund (a)	1,596,030	18,976,799
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,519,333	44,062,046
Fidelity Series 100 Index Fund (a)	1,103,227	18,832,089
Fidelity Series 1000 Value Index Fund (a)	598,674	7,381,653
Fidelity Series All-Sector Equity Fund (a)	2,130,686	25,994,366
Fidelity Series Commodity Strategy Fund (a)	4,314,469	23,427,565
Fidelity Series Real Estate Equity Fund (a)	383,593	4,572,433
Fidelity Series Small Cap Opportunities Fund (a)	1,623,676	23,153,614
TOTAL DOMESTIC EQUITY FUNDS
(Cost $285,742,501)		374,996,646

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	546,435	5,562,712
Fidelity Series Emerging Markets Fund (a)	2,841,171	62,250,067
Fidelity Series International Growth Fund (a)	3,556,266	57,433,691
Fidelity Series International Small Cap Fund (a)	767,874	14,297,809
Fidelity Series International Value Fund (a)	5,377,061	56,727,990
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $133,642,401)		196,272,269

Bond Funds - 35.3%
Fidelity Series Emerging Markets Debt Fund (a)	824,186	8,307,794
Fidelity Series Floating Rate High Income Fund (a)	279,329	2,656,415
Fidelity Series High Income Fund (a)	1,725,255	16,441,680
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,218,691	21,521,301
Fidelity Series International Credit Fund (a)	60,940	605,136
Fidelity Series Investment Grade Bond Fund (a)	28,374,876	312,691,131
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,831,351	24,264,680
Fidelity Series Real Estate Income Fund (a)	485,916	5,209,016
TOTAL BOND FUNDS
(Cost $390,529,575)		391,697,153

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.72% (b)	81,003	81,019
Fidelity Series Government Money Market Fund 1.67% (a)(c)	119,493,654	119,493,654
Fidelity Series Short-Term Credit Fund (a)	2,942,813	29,016,136
TOTAL SHORT-TERM FUNDS
(Cost $148,920,430)		148,590,809
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $958,884,859)		1,111,606,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(770,720)
NET ASSETS - 100%		$1,110,836,104

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209
Total	$209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$7,150,020	$18,772,052	$6,231,707	$4,270,464	$(281,052)	$37,891,446
Fidelity Advisor Series Equity Value Fund	81,815,902	6,305,299	42,664,742(a)	4,743,281	6,833,567	(8,638,243)	43,651,783
Fidelity Advisor Series Growth & Income Fund	56,487,336	29,484,402(a)	21,859,655	4,210,885	1,010,183	1,692,007	66,814,273
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	3,106,234	12,070,357	2,507,057	2,073,439	1,880,309	24,894,051
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	6,198,643	17,633,294	5,345,900	5,931,068	(1,452,040)	35,344,528
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	1,416,324	5,695,215	453,874	(4,424)	42,053	--
Fidelity Advisor Series Small Cap Fund	22,747,133	1,967,810	6,809,728	1,319,210	846,499	225,085	18,976,799
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	4,981,625	14,065,044	3,916,529	2,449,311	(3,611,889)	44,062,046
Fidelity Series 100 Index Fund	23,471,812	886,462	7,892,194	434,210	2,288,182	77,827	18,832,089
Fidelity Series 1000 Value Index Fund	9,072,554	506,037	2,453,775	329,358	386,166	(129,329)	7,381,653
Fidelity Series All-Sector Equity Fund	31,808,427	4,568,556	10,405,539	3,938,978	1,497,717	(1,474,795)	25,994,366
Fidelity Series Canada Fund	--	6,766,346	1,102,034	68,076	18,082	(119,682)	5,562,712
Fidelity Series Commodity Strategy Fund	19,730,718	7,204,465	4,317,566	128,035	(1,760,077)	2,570,025	23,427,565
Fidelity Series Emerging Markets Debt Fund	9,038,148	772,816	1,383,775	619,161	8,939	(128,334)	8,307,794
Fidelity Series Emerging Markets Fund	88,257,284	3,627,844	47,260,626	1,957,865	8,800,419	8,825,146	62,250,067
Fidelity Series Floating Rate High Income Fund	3,032,156	203,882	576,542	139,889	(25,317)	22,236	2,656,415
Fidelity Series Government Money Market Fund 1.67%	105,863,553	34,517,315	20,887,214	1,240,652	--	--	119,493,654
Fidelity Series High Income Fund	18,383,602	1,438,331	3,256,632	1,074,798	(82,951)	(40,670)	16,441,680
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	3,698,404	4,421,123	462,945	(112,224)	(271,396)	21,521,301
Fidelity Series International Credit Fund	--	609,382	--	7,456	--	(309)	605,136
Fidelity Series International Growth Fund	67,875,480	3,345,585	23,878,707	1,919,259	7,376,580	2,714,753	57,433,691
Fidelity Series International Small Cap Fund	15,477,302	1,248,909	5,576,738	908,676	1,655,400	1,492,936	14,297,809
Fidelity Series International Value Fund	68,051,945	3,522,420	21,036,124	1,919,839	2,559,661	3,630,088	56,727,990
Fidelity Series Investment Grade Bond Fund	323,226,746	52,234,111	58,863,799	9,344,404	(111,059)	(3,794,868)	312,691,131
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	27,404,238	2,759,241	420,782	(63,829)	(626,693)	24,264,680
Fidelity Series Real Estate Equity Fund	5,406,610	825,505	1,254,496	260,785	69,765	(474,951)	4,572,433
Fidelity Series Real Estate Income Fund	5,999,051	477,205	1,084,640	356,156	62,105	(244,705)	5,209,016
Fidelity Series Short-Term Credit Fund	--	860,295	1,059,475	105,627	(4,696)	(329,620)	29,016,136
Fidelity Series Small Cap Opportunities Fund	27,405,880	3,172,968	7,562,054	2,641,694	1,479,966	(1,343,146)	23,153,614
	$1,211,917,064	$218,501,433	$366,602,381	$57,007,088	$47,452,936	$210,743	$1,111,475,858

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$49,947	$--	$49,947	$--
Domestic Equity Funds	374,996,646	374,996,646	--	--
International Equity Funds	196,272,269	196,272,269	--	--
Bond Funds	391,697,153	391,697,153	--	--
Short-Term Funds	148,590,809	148,590,809	--	--
Total Investments in Securities:	$1,111,606,824	$1,111,556,877	$49,947	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,952)	$49,947
Fidelity Central Funds (cost $81,019)	81,019
Affiliated issuers (cost $958,753,888)	1,111,475,858
Total Investment in Securities (cost $958,884,859)		$1,111,606,824
Cash		6,514
Receivable for investments sold		1,615,022
Receivable for fund shares sold		409,678
Distributions receivable from Fidelity Central Funds		111
Total assets		1,113,638,149
Liabilities
Payable for investments purchased	$899,384
Payable for fund shares redeemed	1,129,949
Accrued management fee	538,716
Distribution and service plan fees payable	233,996
Total liabilities		2,802,045
Net Assets		$1,110,836,104
Net Assets consist of:
Paid in capital		$919,353,700
Undistributed net investment income		957,886
Accumulated undistributed net realized gain (loss) on investments		37,802,553
Net unrealized appreciation (depreciation) on investments		152,721,965
Net Assets		$1,110,836,104
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($551,179,398 ÷ 43,795,286 shares)		$12.59
Maximum offering price per share (100/94.25 of $12.59)		$13.36
Class M:
Net Asset Value and redemption price per share ($167,834,965 ÷ 13,365,140 shares)		$12.56
Maximum offering price per share (100/96.50 of $12.56)		$13.02
Class C:
Net Asset Value and offering price per share ($54,729,889 ÷ 4,388,153 shares)(a)		$12.47
Class I:
Net Asset Value, offering price and redemption price per share ($324,188,934 ÷ 25,550,910 shares)		$12.69
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,902,918 ÷ 1,018,118 shares)		$12.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$22,881,527
Interest		125
Income from Fidelity Central Funds		209
Total income		22,881,861
Expenses
Management fee	$5,613,973
Distribution and service plan fees	3,008,585
Independent trustees' fees and expenses	4,356
Total expenses before reductions	8,626,914
Expense reductions	(796)	8,626,118
Net investment income (loss)		14,255,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,452,936
Futures contracts	46,554
Realized gain distributions from underlying funds:
Affiliated issuers	34,125,561
Total net realized gain (loss)		81,625,051
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5)
Other affiliated issuers	210,743
Total change in net unrealized appreciation (depreciation)		210,738
Net gain (loss)		81,835,789
Net increase (decrease) in net assets resulting from operations		$96,091,532

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,255,743	$18,746,280
Net realized gain (loss)	81,625,051	34,433,131
Change in net unrealized appreciation (depreciation)	210,738	71,901,912
Net increase (decrease) in net assets resulting from operations	96,091,532	125,081,323
Distributions to shareholders from net investment income	(15,646,822)	(19,217,331)
Distributions to shareholders from net realized gain	(63,171,458)	(39,746,083)
Total distributions	(78,818,280)	(58,963,414)
Share transactions - net increase (decrease)	(118,085,087)	(212,702,716)
Total increase (decrease) in net assets	(100,811,835)	(146,584,807)
Net Assets
Beginning of period	1,211,647,939	1,358,232,746
End of period	$1,110,836,104	$1,211,647,939
Other Information
Undistributed net investment income end of period	$957,886	$2,348,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.81	$12.70	$12.87	$12.47
Income from Investment Operations
Net investment income (loss)A	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.87	.99	(.45)	.49	.89
Total from investment operations	1.03	1.17	(.25)	.69	1.04
Distributions from net investment income	(.18)	(.19)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.87)B	(.55)	(.64)	(.86)C	(.64)D
Net asset value, end of period	$12.59	$12.43	$11.81	$12.70	$12.87
Total ReturnE,F	8.42%	10.23%	(2.07)%	5.51%	8.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.72%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.46%	1.64%	1.58%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$551,179	$653,982	$739,929	$967,164	$1,086,606
Portfolio turnover rateH	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.79	$12.68	$12.85	$12.46
Income from Investment Operations
Net investment income (loss)A	.12	.15	.17	.17	.12
Net realized and unrealized gain (loss)	.87	.99	(.45)	.48	.88
Total from investment operations	.99	1.14	(.28)	.65	1.00
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.84)B	(.52)	(.61)	(.82)	(.61)
Net asset value, end of period	$12.56	$12.41	$11.79	$12.68	$12.85
Total ReturnC,D	8.10%	9.98%	(2.32)%	5.26%	8.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.98%	.50%	.50%	.50%	.50%
Net investment income (loss)	.96%	1.21%	1.39%	1.33%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$167,835	$178,795	$190,018	$208,468	$226,663
Portfolio turnover rateF	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.72	$12.60	$12.77	$12.39
Income from Investment Operations
Net investment income (loss)A	.06	.08	.11	.11	.05
Net realized and unrealized gain (loss)	.86	.98	(.45)	.48	.88
Total from investment operations	.92	1.06	(.34)	.59	.93
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.49)
Total distributions	(.77)B	(.46)	(.54)	(.76)	(.55)
Net asset value, end of period	$12.47	$12.32	$11.72	$12.60	$12.77
Total ReturnC,D	7.57%	9.33%	(2.76)%	4.75%	7.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.71%	.89%	.83%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$54,730	$61,332	$63,443	$72,725	$75,682
Portfolio turnover rate F	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$11.90	$12.79	$12.96	$12.56
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.24	.18
Net realized and unrealized gain (loss)	.88	1.00	(.45)	.48	.90
Total from investment operations	1.07	1.21	(.22)	.72	1.08
Distributions from net investment income	(.21)	(.22)	(.24)	(.25)	(.18)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.91)	(.58)	(.67)	(.89)	(.68)
Net asset value, end of period	$12.69	$12.53	$11.90	$12.79	$12.96
Total ReturnB	8.66%	10.53%	(1.80)%	5.74%	8.75%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.48%	-%	-%	-%	-%
Expenses net of all reductions	.48%	-%	-%	-%	-%
Net investment income (loss)	1.46%	1.71%	1.89%	1.83%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$324,189	$317,539	$361,722	$425,176	$488,611
Portfolio turnover rateC	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.51
Total from investment operations	.69
Distributions from net investment income	(.21)
Distributions from net realized gain	(.47)
Total distributions	(.68)
Net asset value, end of period	$12.67
Total ReturnC,D	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G,H
Expenses net of fee waivers, if any	.43%G,H
Expenses net of all reductions	.43%G,H
Net investment income (loss)	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,903
Portfolio turnover rateF	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.5
Fidelity Series Government Money Market Fund 1.67%	8.1
Fidelity Advisor Series Growth & Income Fund	6.9
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.6
Fidelity Advisor Series Equity Value Fund	4.5
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Advisor Series Opportunistic Insights Fund	3.6
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.5%
International Equity Funds	19.7%
Bond Funds	31.8%
Short-Term Funds	10.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $109,888)	110,000	109,876
	Shares	Value

Domestic Equity Funds - 38.5%
Fidelity Advisor Series Equity Growth Fund (a)	7,253,623	$97,996,442
Fidelity Advisor Series Equity Value Fund (a)	9,038,162	112,977,029
Fidelity Advisor Series Growth & Income Fund (a)	11,516,012	172,970,500
Fidelity Advisor Series Growth Opportunities Fund (a)	4,894,795	64,366,555
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,095,755	91,315,922
Fidelity Advisor Series Small Cap Fund (a)	4,127,611	49,077,299
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,109,237	114,047,646
Fidelity Series 100 Index Fund (a)	2,851,626	48,677,255
Fidelity Series 1000 Value Index Fund (a)	1,547,569	19,081,531
Fidelity Series All-Sector Equity Fund (a)	5,511,930	67,245,550
Fidelity Series Commodity Strategy Fund (a)	9,772,883	53,066,753
Fidelity Series Real Estate Equity Fund (a)	991,363	11,817,048
Fidelity Series Small Cap Opportunities Fund (a)	4,198,868	59,875,853
TOTAL DOMESTIC EQUITY FUNDS
(Cost $749,305,401)		962,515,383

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	1,387,203	14,121,725
Fidelity Series Emerging Markets Fund (a)	7,035,633	154,150,718
Fidelity Series International Growth Fund (a)	8,976,504	144,970,532
Fidelity Series International Small Cap Fund (a)	1,947,193	36,256,739
Fidelity Series International Value Fund (a)	13,644,195	143,946,261
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $345,563,320)		493,445,975

Bond Funds - 31.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,793,250	18,075,963
Fidelity Series Floating Rate High Income Fund (a)	617,252	5,870,063
Fidelity Series High Income Fund (a)	3,834,431	36,542,127
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,944,306	28,559,768
Fidelity Series International Credit Fund (a)	130,981	1,300,646
Fidelity Series Investment Grade Bond Fund (a)	57,806,551	637,028,192
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,451,866	55,292,489
Fidelity Series Real Estate Income Fund (a)	1,079,288	11,569,965
TOTAL BOND FUNDS
(Cost $806,600,690)		794,239,213

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 1.72%(b)	190,474	190,512
Fidelity Series Government Money Market Fund 1.67% (a)(c)	204,141,698	204,141,698
Fidelity Series Short-Term Credit Fund (a)	4,999,441	49,294,490
TOTAL SHORT-TERM FUNDS
(Cost $254,175,206)		253,626,700
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,155,754,505)		2,503,937,147
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,767,062)
NET ASSETS - 100%		$2,502,170,085

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509
Total	$509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$19,299,531	$38,395,538	$15,611,037	$8,509,044	$683,743	$97,996,442
Fidelity Advisor Series Equity Value Fund	192,890,348	18,640,720	93,743,504(a)	11,823,492	9,127,625	(13,938,160)	112,977,029
Fidelity Advisor Series Growth & Income Fund	133,562,727	74,400,985(a)	41,186,644	10,388,742	1,642,032	4,551,400	172,970,500
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	8,694,513	24,733,408	6,280,189	4,130,769	5,307,364	64,366,555
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	16,850,191	36,289,532	13,422,185	11,835,558	(1,357,253)	91,315,922
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	2,197,833	7,218,323	737,017	(3,544)	62,921	--
Fidelity Advisor Series Small Cap Fund	53,446,579	5,827,405	12,658,882	3,304,794	1,485,884	976,313	49,077,299
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	14,677,322	25,348,304	9,857,185	3,175,812	(6,465,657)	114,047,646
Fidelity Series 100 Index Fund	55,757,975	2,895,843	15,646,719	1,087,703	3,752,009	1,918,147	48,677,255
Fidelity Series 1000 Value Index Fund	21,451,762	1,560,665	4,509,798	826,349	603,784	(24,882)	19,081,531
Fidelity Series All-Sector Equity Fund	75,469,271	12,501,436	20,381,185	9,933,166	2,308,816	(2,652,788)	67,245,550
Fidelity Series Canada Fund	--	16,530,897	2,174,064	166,360	37,556	(272,664)	14,121,725
Fidelity Series Commodity Strategy Fund	41,695,481	16,863,609	7,274,772	278,853	(1,886,258)	3,668,693	53,066,753
Fidelity Series Emerging Markets Debt Fund	18,811,124	1,871,420	2,344,043	1,313,527	3,598	(266,136)	18,075,963
Fidelity Series Emerging Markets Fund	197,902,416	10,779,435	94,957,778	4,715,100	15,053,628	25,373,017	154,150,718
Fidelity Series Floating Rate High Income Fund	6,322,119	531,460	976,656	299,029	(35,587)	28,727	5,870,063
Fidelity Series Government Money Market Fund 1.67%	168,214,560	62,529,420	26,602,282	2,039,464	--	--	204,141,698
Fidelity Series High Income Fund	38,742,751	3,609,773	5,518,619	2,321,021	(109,432)	(182,346)	36,542,127
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	5,310,943	4,411,702	597,888	(122,287)	(370,986)	28,559,768
Fidelity Series International Credit Fund	--	1,309,766	--	16,033	--	(657)	1,300,646
Fidelity Series International Growth Fund	159,124,886	10,106,790	48,026,414	4,715,322	11,474,212	12,291,058	144,970,532
Fidelity Series International Small Cap Fund	36,182,712	3,561,658	10,962,252	2,232,414	2,321,310	5,153,311	36,256,739
Fidelity Series International Value Fund	159,539,367	10,910,899	40,853,263	4,712,388	3,370,052	10,979,206	143,946,261
Fidelity Series Investment Grade Bond Fund	617,537,596	116,794,222	89,339,892	18,372,827	(35,141)	(7,928,593)	637,028,192
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	60,853,469	4,652,844	925,585	(99,245)	(1,387,447)	55,292,489
Fidelity Series Real Estate Equity Fund	12,783,544	2,391,636	2,338,693	645,490	29,330	(1,048,769)	11,817,048
Fidelity Series Real Estate Income Fund	12,602,093	1,204,487	1,837,307	766,306	78,584	(477,892)	11,569,965
Fidelity Series Short-Term Credit Fund	--	2,188,202	1,078,020	177,523	(5,531)	(548,506)	49,294,490
Fidelity Series Small Cap Opportunities Fund	64,799,072	8,860,632	14,113,716	6,503,851	1,419,148	(1,089,283)	59,875,853
	$2,556,420,607	$513,755,162	$677,574,154	$134,070,840	$78,061,726	$32,981,881	$2,503,636,759

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$109,876	$--	$109,876	$--
Domestic Equity Funds	962,515,383	962,515,383	--	--
International Equity Funds	493,445,975	493,445,975	--	--
Bond Funds	794,239,213	794,239,213	--	--
Short-Term Funds	253,626,700	253,626,700	--	--
Total Investments in Securities:	$2,503,937,147	$2,503,827,271	$109,876	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,888)	$109,876
Fidelity Central Funds (cost $190,512)	190,512
Affiliated issuers (cost $2,155,454,105)	2,503,636,759
Total Investment in Securities (cost $2,155,754,505)		$2,503,937,147
Cash		9,702
Receivable for investments sold		2,156,793
Receivable for fund shares sold		5,205,905
Distributions receivable from Fidelity Central Funds		259
Total assets		2,511,309,806
Liabilities
Payable for investments purchased	$5,536,889
Payable for fund shares redeemed	1,813,283
Accrued management fee	1,296,740
Distribution and service plan fees payable	492,809
Total liabilities		9,139,721
Net Assets		$2,502,170,085
Net Assets consist of:
Paid in capital		$2,069,976,088
Undistributed net investment income		1,145,206
Accumulated undistributed net realized gain (loss) on investments		82,866,149
Net unrealized appreciation (depreciation) on investments		348,182,642
Net Assets		$2,502,170,085
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,196,128,033 ÷ 87,225,224 shares)		$13.71
Maximum offering price per share (100/94.25 of $13.71)		$14.55
Class M:
Net Asset Value and redemption price per share ($374,470,261 ÷ 27,320,510 shares)		$13.71
Maximum offering price per share (100/96.50 of $13.71)		$14.21
Class C:
Net Asset Value and offering price per share ($98,877,667 ÷ 7,272,273 shares)(a)		$13.60
Class I:
Net Asset Value, offering price and redemption price per share ($803,562,030 ÷ 58,137,780 shares)		$13.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($29,132,094 ÷ 2,110,192 shares)		$13.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$49,546,822
Interest		271
Income from Fidelity Central Funds		509
Total income		49,547,602
Expenses
Management fee	$13,154,444
Distribution and service plan fees	6,171,378
Independent trustees' fees and expenses	9,415
Total expenses before reductions	19,335,237
Expense reductions	(1,696)	19,333,541
Net investment income (loss)		30,214,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	78,061,726
Futures contracts	104,747
Realized gain distributions from underlying funds:
Affiliated issuers	84,524,018
Total net realized gain (loss)		162,690,491
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12)
Other affiliated issuers	32,981,881
Total change in net unrealized appreciation (depreciation)		32,981,869
Net gain (loss)		195,672,360
Net increase (decrease) in net assets resulting from operations		$225,886,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,214,061	$38,750,307
Net realized gain (loss)	162,690,491	56,868,315
Change in net unrealized appreciation (depreciation)	32,981,869	182,559,768
Net increase (decrease) in net assets resulting from operations	225,886,421	278,178,390
Distributions to shareholders from net investment income	(33,576,472)	(38,366,807)
Distributions to shareholders from net realized gain	(112,956,333)	(76,567,312)
Total distributions	(146,532,805)	(114,934,119)
Share transactions - net increase (decrease)	(133,083,804)	(325,620,479)
Total increase (decrease) in net assets	(53,730,188)	(162,376,208)
Net Assets
Beginning of period	2,555,900,273	2,718,276,481
End of period	$2,502,170,085	$2,555,900,273
Other Information
Undistributed net investment income end of period	$1,145,206	$4,507,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.16	.19	.21	.22	.16
Net realized and unrealized gain (loss)	1.05	1.16	(.51)	.55	1.04
Total from investment operations	1.21	1.35	(.30)	.77	1.20
Distributions from net investment income	(.18)	(.19)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.81)B	(.55)	(.63)C	(.87)	(.71)
Net asset value, end of period	$13.71	$13.31	$12.51	$13.44	$13.54
Total ReturnD,E	9.15%	11.17%	(2.35)%	5.82%	9.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.76%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.76%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%	1.46%	1.62%	1.59%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,196,128	$1,315,261	$1,442,826	$1,775,399	$1,910,164
Portfolio turnover rateF	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.13	.15	.18	.18	.13
Net realized and unrealized gain (loss)	1.05	1.16	(.52)	.55	1.03
Total from investment operations	1.18	1.31	(.34)	.73	1.16
Distributions from net investment income	(.15)	(.16)	(.18)	(.19)	(.13)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.77)	(.52)	(.59)	(.83)	(.67)B
Net asset value, end of period	$13.71	$13.30	$12.51	$13.44	$13.54
Total ReturnC,D	8.97%	10.81%	(2.59)%	5.56%	9.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.01%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.01%	.50%	.50%	.50%	.50%
Net investment income (loss)	.92%	1.21%	1.37%	1.34%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$374,470	$396,330	$394,406	$440,674	$465,828
Portfolio turnover rate F	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.42	$13.35	$13.45	$12.97
Income from Investment Operations
Net investment income (loss)A	.06	.09	.11	.11	.06
Net realized and unrealized gain (loss)	1.05	1.15	(.51)	.55	1.03
Total from investment operations	1.11	1.24	(.40)	.66	1.09
Distributions from net investment income	(.09)	(.10)	(.12)	(.12)	(.07)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.54)
Total distributions	(.71)	(.46)	(.53)	(.76)	(.61)
Net asset value, end of period	$13.60	$13.20	$12.42	$13.35	$13.45
Total ReturnB,C	8.45%	10.26%	(3.11)%	5.07%	8.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.52%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.71%	.87%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$98,878	$101,268	$105,128	$112,535	$113,194
Portfolio turnover rateD	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.61	$13.54	$13.63	$13.14
Income from Investment Operations
Net investment income (loss)A	.20	.22	.24	.25	.20
Net realized and unrealized gain (loss)	1.05	1.16	(.51)	.56	1.03
Total from investment operations	1.25	1.38	(.27)	.81	1.23
Distributions from net investment income	(.22)	(.22)	(.25)	(.26)	(.19)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.84)	(.58)	(.66)	(.90)	(.74)
Net asset value, end of period	$13.82	$13.41	$12.61	$13.54	$13.63
Total ReturnB	9.45%	11.36%	(2.07)%	6.13%	9.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.52%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.52%	-%	-%	-%	-%
Expenses net of all reductions	.52%	-%	-%	-%	-%
Net investment income (loss)	1.42%	1.71%	1.87%	1.84%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$803,562	$743,042	$767,908	$836,880	$875,979
Portfolio turnover rateD	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.75
Total from investment operations	.83
Distributions from net investment income	(.23)
Distributions from net realized gain	(.41)
Total distributions	(.64)
Net asset value, end of period	$13.81
Total ReturnC,D	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H
Expenses net of fee waivers, if any	.45%G,H
Expenses net of all reductions	.45%G,H
Net investment income (loss)	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,132
Portfolio turnover rateE	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	22.1
Fidelity Advisor Series Growth & Income Fund	7.7
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Government Money Market Fund 1.67%	6.4
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1
Fidelity Advisor Series Equity Value Fund	5.1
Fidelity Advisor Series Equity Growth Fund	4.4
Fidelity Advisor Series Opportunistic Insights Fund	4.1
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.8%
International Equity Funds	21.5%
Bond Funds	28.0%
Short-Term Funds	7.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $129,868)	130,000	129,855
	Shares	Value

Domestic Equity Funds - 42.8%
Fidelity Advisor Series Equity Growth Fund (a)	9,763,885	$131,910,093
Fidelity Advisor Series Equity Value Fund (a)	12,167,391	152,092,384
Fidelity Advisor Series Growth & Income Fund (a)	15,504,487	232,877,392
Fidelity Advisor Series Growth Opportunities Fund (a)	6,587,907	86,630,974
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,854,999	122,841,576
Fidelity Advisor Series Small Cap Fund (a)	5,555,388	66,053,566
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,263,953	153,544,687
Fidelity Series 100 Index Fund (a)	3,843,491	65,608,385
Fidelity Series 1000 Value Index Fund (a)	2,081,842	25,669,107
Fidelity Series All-Sector Equity Fund (a)	7,419,344	90,515,999
Fidelity Series Commodity Strategy Fund (a)	11,821,435	64,190,392
Fidelity Series Real Estate Equity Fund (a)	1,336,706	15,933,541
Fidelity Series Small Cap Opportunities Fund (a)	5,652,010	80,597,666
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,010,406,308)		1,288,465,762

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	1,832,259	18,652,399
Fidelity Series Emerging Markets Fund (a)	9,139,832	200,253,721
Fidelity Series International Growth Fund (a)	11,800,296	190,574,782
Fidelity Series International Small Cap Fund (a)	2,554,497	47,564,731
Fidelity Series International Value Fund (a)	18,020,570	190,117,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $463,226,027)		647,162,647

Bond Funds - 28.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,108,218	21,250,839
Fidelity Series Floating Rate High Income Fund (a)	733,850	6,978,916
Fidelity Series High Income Fund (a)	4,485,996	42,751,545
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,481,224	24,067,874
Fidelity Series International Credit Fund (a)	151,856	1,507,928
Fidelity Series Investment Grade Bond Fund (a)	60,172,379	663,099,615
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,828,154	67,087,281
Fidelity Series Real Estate Income Fund (a)	1,275,918	13,677,837
TOTAL BOND FUNDS
(Cost $858,247,175)		840,421,835

Short-Term Funds - 7.8%
Fidelity Cash Central Fund, 1.72% (b)	236,833	236,880
Fidelity Series Government Money Market Fund 1.67% (a)(c)	191,905,833	191,905,833
Fidelity Series Short-Term Credit Fund (a)	4,386,510	43,250,992
TOTAL SHORT-TERM FUNDS
(Cost $235,886,297)		235,393,705
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,567,895,675)		3,011,573,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,207,144)
NET ASSETS - 100%		$3,009,366,660

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$642
Total	$642

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$28,327,139	$43,746,457	$20,642,180	$9,001,760	$2,389,800	$131,910,093
Fidelity Advisor Series Equity Value Fund	241,941,961	28,493,312	111,767,908(a)	15,582,717	8,488,901	(15,063,882)	152,092,384
Fidelity Advisor Series Growth & Income Fund	167,651,187	101,975,693(a)	44,528,494	13,515,353	1,336,156	6,442,850	232,877,392
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	13,337,783	28,257,210	8,311,071	4,361,017	7,673,220	86,630,974
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	24,940,608	41,621,761	17,800,213	11,207,813	1,957,972	122,841,576
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	4,017,757	4,942,886	634,470	(1,771)	54,600	--
Fidelity Advisor Series Small Cap Fund	67,276,031	9,224,436	13,547,025	4,373,547	1,395,778	1,704,346	66,053,566
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	22,912,904	25,292,426	13,096,431	1,310,785	(5,989,589)	153,544,687
Fidelity Series 100 Index Fund	70,010,948	5,360,542	17,024,109	1,440,028	3,449,103	3,811,901	65,608,385
Fidelity Series 1000 Value Index Fund	26,963,429	2,627,032	4,636,657	1,096,111	510,225	205,078	25,669,107
Fidelity Series All-Sector Equity Fund	94,923,840	18,569,899	22,135,552	13,222,086	1,552,018	(2,394,206)	90,515,999
Fidelity Series Canada Fund	--	21,291,820	2,350,192	215,842	35,733	(324,962)	18,652,399
Fidelity Series Commodity Strategy Fund	47,127,023	21,519,521	6,596,768	330,798	(500,913)	2,641,529	64,190,392
Fidelity Series Emerging Markets Debt Fund	21,226,584	2,544,765	2,202,191	1,518,004	(1,371)	(316,948)	21,250,839
Fidelity Series Emerging Markets Fund	236,992,530	18,102,660	104,374,599	6,012,656	15,268,105	34,265,025	200,253,721
Fidelity Series Floating Rate High Income Fund	7,128,727	775,311	917,517	347,553	(24,380)	16,775	6,978,916
Fidelity Series Government Money Market Fund 1.67%	139,740,928	70,078,488	17,913,583	1,817,072	--	--	191,905,833
Fidelity Series High Income Fund	43,229,749	5,061,594	5,181,119	2,664,318	(54,249)	(304,430)	42,751,545
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	3,395,759	2,849,386	502,418	(25,161)	(384,225)	24,067,874
Fidelity Series International Credit Fund	--	1,518,502	--	18,540	--	(763)	1,507,928
Fidelity Series International Growth Fund	197,802,750	17,582,168	54,708,057	6,118,701	9,581,344	20,316,577	190,574,782
Fidelity Series International Small Cap Fund	44,955,970	5,614,766	12,465,301	2,896,859	1,987,086	7,472,210	47,564,731
Fidelity Series International Value Fund	198,365,131	18,340,724	44,374,831	6,121,242	2,278,285	15,507,705	190,117,014
Fidelity Series Investment Grade Bond Fund	601,868,505	140,674,717	70,861,770	18,613,766	(16,362)	(8,565,475)	663,099,615
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	72,664,670	4,339,469	1,097,453	(92,586)	(1,686,496)	67,087,281
Fidelity Series Real Estate Equity Fund	16,067,822	3,547,305	2,322,267	847,667	(280)	(1,359,039)	15,933,541
Fidelity Series Real Estate Income Fund	14,185,039	1,693,575	1,727,126	887,184	(1,356)	(472,295)	13,677,837
Fidelity Series Short-Term Credit Fund	--	777,868	773,740	155,947	(2,237)	(492,592)	43,250,992
Fidelity Series Small Cap Opportunities Fund	81,447,702	13,379,550	14,683,010	8,499,678	1,075,135	(621,711)	80,597,666
	$2,900,405,870	$678,350,868	$706,141,411	$168,379,905	$72,118,578	$66,482,975	$3,011,207,069

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$129,855	$--	$129,855	$--
Domestic Equity Funds	1,288,465,762	1,288,465,762	--	--
International Equity Funds	647,162,647	647,162,647	--	--
Bond Funds	840,421,835	840,421,835	--	--
Short-Term Funds	235,393,705	235,393,705	--	--
Total Investments in Securities:	$3,011,573,804	$3,011,443,949	$129,855	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,868)	$129,855
Fidelity Central Funds (cost $236,880)	236,880
Affiliated issuers (cost $2,567,528,927)	3,011,207,069
Total Investment in Securities (cost $2,567,895,675)		$3,011,573,804
Cash		12,255
Receivable for investments sold		7,143,935
Receivable for fund shares sold		2,198,044
Distributions receivable from Fidelity Central Funds		323
Total assets		3,020,928,361
Liabilities
Payable for investments purchased	$3,217,352
Payable for fund shares redeemed	6,099,735
Accrued management fee	1,675,696
Distribution and service plan fees payable	568,918
Total liabilities		11,561,701
Net Assets		$3,009,366,660
Net Assets consist of:
Paid in capital		$2,466,068,503
Undistributed net investment income		174,202
Accumulated undistributed net realized gain (loss) on investments		99,445,826
Net unrealized appreciation (depreciation) on investments		443,678,129
Net Assets		$3,009,366,660
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,435,987,148 ÷ 104,517,106 shares)		$13.74
Maximum offering price per share (100/94.25 of $13.74)		$14.58
Class M:
Net Asset Value and redemption price per share ($432,226,702 ÷ 31,404,217 shares)		$13.76
Maximum offering price per share (100/96.50 of $13.76)		$14.26
Class C:
Net Asset Value and offering price per share ($97,690,923 ÷ 7,214,548 shares)(a)		$13.54
Class I:
Net Asset Value, offering price and redemption price per share ($1,018,535,879 ÷ 73,479,142 shares)		$13.86
Class Z6:
Net Asset Value, offering price and redemption price per share ($24,926,008 ÷ 1,799,513 shares)		$13.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$57,352,745
Interest		321
Income from Fidelity Central Funds		642
Total income		57,353,708
Expenses
Management fee	$16,593,972
Distribution and service plan fees	6,915,547
Independent trustees' fees and expenses	10,984
Total expenses before reductions	23,520,503
Expense reductions	(1,954)	23,518,549
Net investment income (loss)		33,835,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	72,118,578
Futures contracts	128,024
Realized gain distributions from underlying funds:
Affiliated issuers	111,027,160
Total net realized gain (loss)		183,273,762
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13)
Other affiliated issuers	66,482,975
Total change in net unrealized appreciation (depreciation)		66,482,962
Net gain (loss)		249,756,724
Net increase (decrease) in net assets resulting from operations		$283,591,883

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,835,159	$42,192,800
Net realized gain (loss)	183,273,762	57,817,454
Change in net unrealized appreciation (depreciation)	66,482,962	230,075,430
Net increase (decrease) in net assets resulting from operations	283,591,883	330,085,684
Distributions to shareholders from net investment income	(38,001,071)	(41,339,479)
Distributions to shareholders from net realized gain	(117,185,415)	(87,305,041)
Total distributions	(155,186,486)	(128,644,520)
Share transactions - net increase (decrease)	(18,870,598)	(213,146,163)
Total increase (decrease) in net assets	109,534,799	(11,704,999)
Net Assets
Beginning of period	2,899,831,861	2,911,536,860
End of period	$3,009,366,660	$2,899,831,861
Other Information
Undistributed net investment income end of period	$174,202	$4,340,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$12.29	$13.25	$13.33	$12.72
Income from Investment Operations
Net investment income (loss)A	.15	.18	.19	.21	.16
Net realized and unrealized gain (loss)	1.15	1.24	(.54)	.60	1.26
Total from investment operations	1.30	1.42	(.35)	.81	1.42
Distributions from net investment income	(.17)	(.18)	(.20)	(.22)	(.16)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.72)	(.55)	(.61)B	(.89)	(.81)C
Net asset value, end of period	$13.74	$13.16	$12.29	$13.25	$13.33
Total ReturnD,E	9.96%	12.00%	(2.72)%	6.26%	11.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.80%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.80%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.11%	1.43%	1.53%	1.55%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,435,987	$1,503,384	$1,543,665	$1,853,121	$1,907,797
Portfolio turnover rateG	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.31	$13.27	$13.35	$12.74
Income from Investment Operations
Net investment income (loss)A	.12	.15	.16	.17	.13
Net realized and unrealized gain (loss)	1.15	1.24	(.54)	.61	1.26
Total from investment operations	1.27	1.39	(.38)	.78	1.39
Distributions from net investment income	(.14)	(.15)	(.16)	(.19)	(.13)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.69)	(.52)	(.58)	(.86)	(.78)B
Net asset value, end of period	$13.76	$13.18	$12.31	$13.27	$13.35
Total ReturnC,D	9.69%	11.70%	(2.95)%	6.00%	11.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.05%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.05%	.50%	.50%	.50%	.50%
Net investment income (loss)	.86%	1.18%	1.28%	1.30%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$432,227	$418,713	$399,088	$405,224	$387,919
Portfolio turnover rateF	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.14	$13.09	$13.19	$12.60
Income from Investment Operations
Net investment income (loss)A	.05	.08	.10	.11	.06
Net realized and unrealized gain (loss)	1.13	1.23	(.53)	.59	1.25
Total from investment operations	1.18	1.31	(.43)	.70	1.31
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.07)
Distributions from net realized gain	(.54)	(.37)	(.41)	(.67)	(.65)
Total distributions	(.62)	(.47)	(.52)	(.80)B	(.72)
Net asset value, end of period	$13.54	$12.98	$12.14	$13.09	$13.19
Total ReturnC,D	9.14%	11.13%	(3.40)%	5.42%	10.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.55%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.36%	.68%	.78%	.80%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$97,691	$97,994	$91,941	$94,878	$89,402
Portfolio turnover rateF	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$12.39	$13.35	$13.43	$12.81
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.24	.19
Net realized and unrealized gain (loss)	1.16	1.26	(.54)	.60	1.28
Total from investment operations	1.35	1.47	(.31)	.84	1.47
Distributions from net investment income	(.21)	(.21)	(.23)	(.25)	(.19)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.76)	(.59)B	(.65)	(.92)	(.85)
Net asset value, end of period	$13.86	$13.27	$12.39	$13.35	$13.43
Total ReturnC	10.26%	12.26%	(2.44)%	6.48%	11.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.56%	-%	-%	-%	-%
Expenses net of all reductions	.56%	-%	-%	-%	-%
Net investment income (loss)	1.35%	1.68%	1.78%	1.80%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,536	$879,740	$870,772	$838,616	$846,372
Portfolio turnover rateE	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.53
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.80
Total from investment operations	.90
Distributions from net investment income	(.22)
Distributions from net realized gain	(.36)
Total distributions	(.58)
Net asset value, end of period	$13.85
Total ReturnC,D	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G,H
Expenses net of fee waivers, if any	.47%G,H
Expenses net of all reductions	.47%G,H
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,926
Portfolio turnover rateF	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.5
Fidelity Advisor Series Growth & Income Fund	9.4
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.2
Fidelity Advisor Series Equity Value Fund	6.2
Fidelity Advisor Series Equity Growth Fund	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.0
Fidelity Series All-Sector Equity Fund	3.7
74.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	25.3%
Bond Funds	21.3%
Short-Term Funds	1.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $129,868)	130,000	129,855
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	11,850,873	$160,105,288
Fidelity Advisor Series Equity Value Fund (a)	14,773,911	184,673,886
Fidelity Advisor Series Growth & Income Fund (a)	18,829,281	282,815,807
Fidelity Advisor Series Growth Opportunities Fund (a)	7,994,679	105,130,031
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,312,534	148,960,609
Fidelity Advisor Series Small Cap Fund (a)	6,741,635	80,158,042
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,891,227	186,438,157
Fidelity Series 100 Index Fund (a)	4,660,452	79,553,910
Fidelity Series 1000 Value Index Fund (a)	2,524,681	31,129,323
Fidelity Series All-Sector Equity Fund (a)	9,005,658	109,869,027
Fidelity Series Commodity Strategy Fund (a)	11,618,715	63,089,625
Fidelity Series Real Estate Equity Fund (a)	1,620,645	19,318,083
Fidelity Series Small Cap Opportunities Fund (a)	6,858,544	97,802,834
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,231,660,050)		1,549,044,622

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	2,172,293	22,113,942
Fidelity Series Emerging Markets Fund (a)	10,460,139	229,181,656
Fidelity Series International Growth Fund (a)	13,834,101	223,420,738
Fidelity Series International Small Cap Fund (a)	2,994,004	55,748,352
Fidelity Series International Value Fund (a)	21,363,587	225,385,847
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $552,204,625)		755,850,535

Bond Funds - 21.3%
Fidelity Series Emerging Markets Debt Fund (a)	2,036,133	20,524,216
Fidelity Series Floating Rate High Income Fund (a)	712,445	6,775,351
Fidelity Series High Income Fund (a)	4,452,977	42,436,867
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,400,895	23,288,678
Fidelity Series International Credit Fund (a)	148,890	1,478,474
Fidelity Series Investment Grade Bond Fund (a)	42,201,997	465,066,009
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,660,122	65,647,248
Fidelity Series Real Estate Income Fund (a)	1,241,290	13,306,628
TOTAL BOND FUNDS
(Cost $647,799,301)		638,523,471

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.72% (b)	238,937	238,985
Fidelity Series Government Money Market Fund 1.67% (a)(c)	43,596,913	43,596,913
Fidelity Series Short-Term Credit Fund (a)	839,061	8,273,138
TOTAL SHORT-TERM FUNDS
(Cost $52,188,654)		52,109,036
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,483,982,498)		2,995,657,519
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,322,982)
NET ASSETS - 100%		$2,993,334,537

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$647
Total	$647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$34,342,889	$50,047,289	$24,636,617	$10,679,899	$2,868,796	$160,105,288
Fidelity Advisor Series Equity Value Fund	287,560,469	34,888,111	129,745,789(a)	18,593,638	9,064,272	(17,093,177)	184,673,886
Fidelity Advisor Series Growth & Income Fund	199,402,635	124,632,663(a)	50,079,451	16,179,963	1,161,085	7,698,875	282,815,807
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	16,176,916	32,390,340	9,910,959	5,207,469	9,140,320	105,130,031
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	30,157,109	47,669,785	21,266,946	9,686,062	5,932,096	148,960,609
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	2,185,708	868,308	101,811	809	(788)	--
Fidelity Advisor Series Small Cap Fund	80,012,023	11,252,333	14,746,834	5,215,570	1,611,911	2,028,609	80,158,042
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	28,471,379	27,162,077	15,654,450	1,376,742	(7,151,185)	186,438,157
Fidelity Series 100 Index Fund	83,215,061	6,504,500	18,748,754	1,716,530	3,658,728	4,924,375	79,553,910
Fidelity Series 1000 Value Index Fund	32,100,022	3,213,077	5,008,970	1,306,827	582,085	243,109	31,129,323
Fidelity Series All-Sector Equity Fund	112,891,828	22,442,859	24,331,618	15,816,406	1,683,665	(2,817,707)	109,869,027
Fidelity Series Canada Fund	--	24,669,354	2,330,732	250,503	32,087	(256,767)	22,113,942
Fidelity Series Commodity Strategy Fund	44,717,598	22,894,811	6,517,621	317,889	22,550	1,972,287	63,089,625
Fidelity Series Emerging Markets Debt Fund	20,427,254	2,511,837	2,112,415	1,455,611	4,473	(306,933)	20,524,216
Fidelity Series Emerging Markets Fund	258,234,751	21,089,573	104,556,247	6,872,397	15,031,016	39,382,563	229,181,656
Fidelity Series Floating Rate High Income Fund	6,888,450	774,661	880,140	334,606	(24,861)	17,241	6,775,351
Fidelity Series Government Money Market Fund 1.67%	21,881,352	24,949,776	3,234,215	323,273	--	--	43,596,913
Fidelity Series High Income Fund	42,727,356	5,081,900	5,016,769	2,625,543	(62,078)	(293,542)	42,436,867
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	1,900,739	3,583,512	492,541	(41,811)	(347,013)	23,288,678
Fidelity Series International Credit Fund	--	1,488,841	--	18,225	--	(747)	1,478,474
Fidelity Series International Growth Fund	232,884,065	21,078,526	65,306,762	7,119,807	10,520,184	24,244,725	223,420,738
Fidelity Series International Small Cap Fund	53,210,745	6,681,993	15,227,658	3,372,960	1,860,030	9,223,242	55,748,352
Fidelity Series International Value Fund	233,497,432	21,140,384	49,934,745	7,108,464	2,007,373	18,675,403	225,385,847
Fidelity Series Investment Grade Bond Fund	340,730,927	173,369,417	42,575,285	11,753,842	(295,703)	(6,163,347)	465,066,009
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	70,904,684	3,670,595	1,074,556	(61,534)	(1,779,591)	65,647,248
Fidelity Series Real Estate Equity Fund	19,129,170	4,365,291	2,550,488	1,011,966	3,520	(1,629,410)	19,318,083
Fidelity Series Real Estate Income Fund	13,733,149	1,682,827	1,656,015	854,155	17,073	(470,406)	13,306,628
Fidelity Series Short-Term Credit Fund	--	188,743	128,631	29,659	(436)	(79,618)	8,273,138
Fidelity Series Small Cap Opportunities Fund	96,962,467	16,322,848	16,004,783	10,130,764	957,782	(435,480)	97,802,834
	$2,823,812,056	$735,363,749	$726,085,828	$185,546,478	$74,682,392	$87,525,930	$2,995,288,679

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$129,855	$--	$129,855	$--
Domestic Equity Funds	1,549,044,622	1,549,044,622	--	--
International Equity Funds	755,850,535	755,850,535	--	--
Bond Funds	638,523,471	638,523,471	--	--
Short-Term Funds	52,109,036	52,109,036	--	--
Total Investments in Securities:	$2,995,657,519	$2,995,527,664	$129,855	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,868)	$129,855
Fidelity Central Funds (cost $238,985)	238,985
Affiliated issuers (cost $2,483,613,645)	2,995,288,679
Total Investment in Securities (cost $2,483,982,498)		$2,995,657,519
Cash		10,021
Receivable for investments sold		7,977,534
Receivable for fund shares sold		2,878,112
Distributions receivable from Fidelity Central Funds		325
Total assets		3,006,523,511
Liabilities
Payable for investments purchased	$7,277,024
Payable for fund shares redeemed	3,580,473
Accrued management fee	1,768,833
Distribution and service plan fees payable	562,644
Total liabilities		13,188,974
Net Assets		$2,993,334,537
Net Assets consist of:
Paid in capital		$2,368,005,719
Undistributed net investment income		322
Accumulated undistributed net realized gain (loss) on investments		113,653,475
Net unrealized appreciation (depreciation) on investments		511,675,021
Net Assets		$2,993,334,537
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,374,111,705 ÷ 91,887,559 shares)		$14.95
Maximum offering price per share (100/94.25 of $14.95)		$15.86
Class M:
Net Asset Value and redemption price per share ($452,750,096 ÷ 30,421,228 shares)		$14.88
Maximum offering price per share (100/96.50 of $14.88)		$15.42
Class C:
Net Asset Value and offering price per share ($96,198,949 ÷ 6,539,868 shares)(a)		$14.71
Class I:
Net Asset Value, offering price and redemption price per share ($1,043,420,087 ÷ 69,365,977 shares)		$15.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($26,853,700 ÷ 1,786,854 shares)		$15.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$53,725,671
Interest		321
Income from Fidelity Central Funds		647
Total income		53,726,639
Expenses
Management fee	$17,344,211
Distribution and service plan fees	6,784,296
Independent trustees' fees and expenses	10,761
Total expenses before reductions	24,139,268
Expense reductions	(1,861)	24,137,407
Net investment income (loss)		29,589,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	74,682,392
Futures contracts	128,024
Realized gain distributions from underlying funds:
Affiliated issuers	131,820,807
Total net realized gain (loss)		206,631,223
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13)
Other affiliated issuers	87,525,930
Total change in net unrealized appreciation (depreciation)		87,525,917
Net gain (loss)		294,157,140
Net increase (decrease) in net assets resulting from operations		$323,746,372

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,589,232	$38,114,325
Net realized gain (loss)	206,631,223	60,766,692
Change in net unrealized appreciation (depreciation)	87,525,917	270,994,211
Net increase (decrease) in net assets resulting from operations	323,746,372	369,875,228
Distributions to shareholders from net investment income	(32,430,120)	(37,142,497)
Distributions to shareholders from net realized gain	(127,678,746)	(94,852,736)
Total distributions	(160,108,866)	(131,995,233)
Share transactions - net increase (decrease)	6,442,311	(203,746,816)
Total increase (decrease) in net assets	170,079,817	34,133,179
Net Assets
Beginning of period	2,823,254,720	2,789,121,541
End of period	$2,993,334,537	$2,823,254,720
Other Information
Undistributed net investment income end of period	$322	$2,044,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$12.99	$14.13	$14.15	$13.36
Income from Investment Operations
Net investment income (loss)A	.15	.18	.19	.20	.17
Net realized and unrealized gain (loss)	1.50	1.57	(.64)	.70	1.47
Total from investment operations	1.65	1.75	(.45)	.90	1.64
Distributions from net investment income	(.16)	(.18)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.82)	(.62)	(.69)	(.92)	(.85)
Net asset value, end of period	$14.95	$14.12	$12.99	$14.13	$14.15
Total ReturnB,C	11.80%	14.02%	(3.36)%	6.54%	12.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.84%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.84%	.25%	.25%	.25%	.25%
Net investment income (loss)	.99%	1.34%	1.39%	1.42%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,374,112	$1,414,388	$1,409,909	$1,704,036	$1,777,132
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.94	$14.09	$14.10	$13.32
Income from Investment Operations
Net investment income (loss)A	.11	.15	.15	.17	.14
Net realized and unrealized gain (loss)	1.50	1.56	(.64)	.71	1.46
Total from investment operations	1.61	1.71	(.49)	.88	1.60
Distributions from net investment income	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.79)	(.59)	(.66)	(.89)	(.82)
Net asset value, end of period	$14.88	$14.06	$12.94	$14.09	$14.10
Total ReturnB,C	11.53%	13.74%	(3.67)%	6.37%	12.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.09%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.09%	.50%	.50%	.50%	.50%
Net investment income (loss)	.74%	1.09%	1.14%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$452,750	$442,505	$423,312	$453,137	$453,944
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.83	$13.97	$14.00	$13.23
Income from Investment Operations
Net investment income (loss)A	.03	.08	.08	.09	.07
Net realized and unrealized gain (loss)	1.48	1.55	(.63)	.70	1.45
Total from investment operations	1.51	1.63	(.55)	.79	1.52
Distributions from net investment income	(.07)	(.10)	(.11)	(.12)	(.09)
Distributions from net realized gain	(.65)	(.44)	(.48)	(.70)	(.66)
Total distributions	(.72)	(.54)	(.59)	(.82)	(.75)
Net asset value, end of period	$14.71	$13.92	$12.83	$13.97	$14.00
Total ReturnB,C	10.97%	13.21%	(4.10)%	5.76%	11.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.59%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.24%	.59%	.64%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$96,199	$94,517	$87,691	$91,154	$87,867
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$13.06	$14.21	$14.22	$13.42
Income from Investment Operations
Net investment income (loss)A	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	1.51	1.59	(.65)	.71	1.48
Total from investment operations	1.69	1.80	(.43)	.95	1.68
Distributions from net investment income	(.21)	(.21)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.86)B	(.65)	(.72)C	(.96)	(.88)
Net asset value, end of period	$15.04	$14.21	$13.06	$14.21	$14.22
Total ReturnD	12.04%	14.38%	(3.16)%	6.85%	12.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.60%	-%	-%	-%	-%
Expenses net of all reductions	.60%	-%	-%	-%	-%
Net investment income (loss)	1.23%	1.59%	1.64%	1.67%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,420	$871,845	$861,408	$919,561	$897,398
Portfolio turnover rateE	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.53
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.99
Total from investment operations	1.15
Distributions from net investment income	(.23)
Distributions from net realized gain	(.42)
Total distributions	(.65)
Net asset value, end of period	$15.03
Total ReturnC,D	7.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G,H
Expenses net of fee waivers, if any	.49%G,H
Expenses net of all reductions	.49%G,H
Net investment income (loss)	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,854
Portfolio turnover rateE	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.1
Fidelity Series Emerging Markets Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.3
Fidelity Advisor Series Equity Value Fund	7.3
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Advisor Series Opportunistic Insights Fund	5.8
Fidelity Series All-Sector Equity Fund	4.3
Fidelity Advisor Series Growth Opportunities Fund	4.1
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.3%
International Equity Funds	29.3%
Bond Funds	8.6%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,135,716	$150,443,525
Fidelity Advisor Series Equity Value Fund (a)	13,880,480	173,506,004
Fidelity Advisor Series Growth & Income Fund (a)	17,706,317	265,948,888
Fidelity Advisor Series Growth Opportunities Fund (a)	7,506,996	98,717,003
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,801,153	139,796,668
Fidelity Advisor Series Small Cap Fund (a)	6,326,509	75,222,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,997,405	175,247,506
Fidelity Series 100 Index Fund (a)	4,369,412	74,585,869
Fidelity Series 1000 Value Index Fund (a)	2,347,070	28,939,369
Fidelity Series All-Sector Equity Fund (a)	8,457,666	103,183,521
Fidelity Series Commodity Strategy Fund (a)	9,156,946	49,722,217
Fidelity Series Real Estate Equity Fund (a)	1,514,877	18,057,338
Fidelity Series Small Cap Opportunities Fund (a)	6,433,550	91,742,421
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,163,053,501)		1,445,112,516

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	2,012,748	20,489,780
Fidelity Series Emerging Markets Fund (a)	9,767,733	214,011,029
Fidelity Series International Growth Fund (a)	12,751,185	205,931,630
Fidelity Series International Small Cap Fund (a)	2,759,540	51,382,631
Fidelity Series International Value Fund (a)	19,796,105	208,848,910
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $520,185,137)		700,663,980

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,581,337	15,939,875
Fidelity Series Floating Rate High Income Fund (a)	556,922	5,296,327
Fidelity Series High Income Fund (a)	3,484,737	33,209,545
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,940,523	18,823,072
Fidelity Series International Credit Fund (a)	117,528	1,167,052
Fidelity Series Investment Grade Bond Fund (a)	6,135,838	67,616,932
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,299,873	53,989,913
Fidelity Series Real Estate Income Fund (a)	974,182	10,443,233
TOTAL BOND FUNDS
(Cost $209,221,995)		206,485,949

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	39,244,766	39,244,766
Fidelity Series Short-Term Credit Fund (a)	698,438	6,886,600
TOTAL SHORT-TERM FUNDS
(Cost $46,197,324)		46,131,366
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,938,657,957)		2,398,393,811
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,945,381)
NET ASSETS - 100%		$2,396,448,430

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$34,207,779	$40,004,361	$22,854,115	$7,917,181	$3,894,676	$150,443,525
Fidelity Advisor Series Equity Value Fund	256,602,186	36,257,988	111,723,425(a)	17,195,078	6,717,477	(14,348,222)	173,506,004
Fidelity Advisor Series Growth & Income Fund	178,291,677	119,438,003(a)	39,554,572	14,813,442	488,623	7,285,157	265,948,888
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	16,578,612	25,853,690	9,193,771	3,715,606	9,149,337	98,717,003
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	29,837,921	38,098,926	19,765,533	5,885,139	7,918,593	139,796,668
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	2,092,383	679,969	81,771	423	(678)	--
Fidelity Advisor Series Small Cap Fund	71,314,504	12,005,618	11,311,482	4,838,197	987,743	2,225,804	75,222,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	33,443,809	22,817,625	14,555,709	365,582	(6,065,121)	175,247,506
Fidelity Series 100 Index Fund	73,936,519	6,844,271	13,939,461	1,592,314	2,205,139	5,539,401	74,585,869
Fidelity Series 1000 Value Index Fund	28,635,554	3,468,855	3,893,425	1,212,319	284,171	444,214	28,939,369
Fidelity Series All-Sector Equity Fund	100,245,505	22,113,183	17,764,624	14,717,585	1,025,873	(2,436,416)	103,183,521
Fidelity Series Canada Fund	--	22,383,655	1,721,099	227,469	8,812	(181,588)	20,489,780
Fidelity Series Commodity Strategy Fund	34,645,169	18,654,597	5,230,278	255,115	(346,405)	1,999,134	49,722,217
Fidelity Series Emerging Markets Debt Fund	15,727,504	2,136,979	1,686,891	1,127,663	(3,105)	(234,612)	15,939,875
Fidelity Series Emerging Markets Fund	219,674,149	20,562,011	72,668,549	6,064,551	8,372,110	38,071,308	214,011,029
Fidelity Series Floating Rate High Income Fund	5,323,980	681,088	702,829	260,580	(12,854)	6,942	5,296,327
Fidelity Series Government Money Market Fund 1.67%	17,248,589	24,481,250	2,485,073	261,816	--	--	39,244,766
Fidelity Series High Income Fund	33,080,898	4,385,476	3,974,955	2,047,627	(38,369)	(243,505)	33,209,545
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	1,843,292	2,200,900	394,760	(23,566)	(293,258)	18,823,072
Fidelity Series International Credit Fund	--	1,175,236	--	14,381	--	(590)	1,167,052
Fidelity Series International Growth Fund	206,512,126	21,693,620	53,199,288	6,509,994	5,892,236	25,032,936	205,931,630
Fidelity Series International Small Cap Fund	47,185,097	6,685,048	12,408,636	3,082,065	1,176,176	8,744,946	51,382,631
Fidelity Series International Value Fund	207,054,156	24,100,967	40,402,252	6,505,710	905,614	17,190,425	208,848,910
Fidelity Series Investment Grade Bond Fund	26,538,767	47,451,042	5,252,941	1,366,832	(20,902)	(1,099,034)	67,616,932
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	58,602,111	3,194,233	863,881	(39,479)	(1,389,088)	53,989,913
Fidelity Series Real Estate Equity Fund	17,063,755	4,661,032	2,143,393	928,015	(17,848)	(1,506,208)	18,057,338
Fidelity Series Real Estate Income Fund	10,663,041	1,459,764	1,322,696	667,811	(3,669)	(353,207)	10,443,233
Fidelity Series Short-Term Credit Fund	--	166,938	128,952	24,674	(510)	(65,957)	6,886,600
Fidelity Series Small Cap Opportunities Fund	86,495,781	17,244,004	12,484,938	9,300,573	334,108	153,466	91,742,421
	$2,205,380,175	$594,656,532	$546,849,463	$160,723,350	$45,775,306	$99,438,855	$2,398,393,811

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,938,657,957)	$2,398,393,811
Total Investment in Securities (cost $1,938,657,957)		$2,398,393,811
Cash		9
Receivable for investments sold		8,001,549
Receivable for fund shares sold		2,605,154
Total assets		2,409,000,523
Liabilities
Payable for investments purchased	$9,331,236
Payable for fund shares redeemed	1,275,263
Accrued management fee	1,506,518
Distribution and service plan fees payable	439,076
Total liabilities		12,552,093
Net Assets		$2,396,448,430
Net Assets consist of:
Paid in capital		$1,839,361,618
Distributions in excess of net investment income		(877,686)
Accumulated undistributed net realized gain (loss) on investments		98,228,644
Net unrealized appreciation (depreciation) on investments		459,735,854
Net Assets		$2,396,448,430
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,082,982,476 ÷ 73,902,326 shares)		$14.65
Maximum offering price per share (100/94.25 of $14.65)		$15.54
Class M:
Net Asset Value and redemption price per share ($364,455,133 ÷ 25,084,125 shares)		$14.53
Maximum offering price per share (100/96.50 of $14.53)		$15.06
Class C:
Net Asset Value and offering price per share ($65,519,189 ÷ 4,585,000 shares)(a)		$14.29
Class I:
Net Asset Value, offering price and redemption price per share ($867,707,383 ÷ 58,811,451 shares)		$14.75
Class Z6:
Net Asset Value, offering price and redemption price per share ($15,784,249 ÷ 1,070,427 shares)		$14.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$39,175,034
Expenses
Management fee	$14,649,193
Distribution and service plan fees	5,236,644
Independent trustees' fees and expenses	8,519
Total expenses before reductions	19,894,356
Expense reductions	(1,454)	19,892,902
Net investment income (loss)		19,282,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	45,775,306
Realized gain distributions from underlying funds:
Affiliated issuers	121,548,316
Total net realized gain (loss)		167,323,622
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	99,438,855
Total change in net unrealized appreciation (depreciation)		99,438,855
Net gain (loss)		266,762,477
Net increase (decrease) in net assets resulting from operations		$286,044,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,282,132	$26,987,601
Net realized gain (loss)	167,323,622	44,125,571
Change in net unrealized appreciation (depreciation)	99,438,855	242,801,866
Net increase (decrease) in net assets resulting from operations	286,044,609	313,915,038
Distributions to shareholders from net investment income	(22,868,765)	(26,994,343)
Distributions to shareholders from net realized gain	(96,748,987)	(75,983,090)
Total distributions	(119,617,752)	(102,977,433)
Share transactions - net increase (decrease)	25,065,653	(144,664,464)
Total increase (decrease) in net assets	191,492,510	66,273,141
Net Assets
Beginning of period	2,204,955,920	2,138,682,779
End of period	$2,396,448,430	$2,204,955,920
Other Information
Distributions in excess of net investment income end of period	$(877,686)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.37	$13.51	$13.54	$12.74
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.19	.15
Net realized and unrealized gain (loss)	1.67	1.68	(.66)	.71	1.59
Total from investment operations	1.79	1.84	(.50)	.90	1.74
Distributions from net investment income	(.14)	(.16)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.61)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.75)	(.60)	(.64)	(.93)B	(.94)
Net asset value, end of period	$14.65	$13.61	$12.37	$13.51	$13.54
Total ReturnC,D	13.26%	15.51%	(3.92)%	6.81%	14.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.80%	1.22%	1.28%	1.36%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,982	$1,117,175	$1,094,459	$1,313,452	$1,348,500
Portfolio turnover rateF	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.29	$13.42	$13.46	$12.68
Income from Investment Operations
Net investment income (loss)A	.08	.12	.13	.15	.11
Net realized and unrealized gain (loss)	1.66	1.68	(.65)	.71	1.58
Total from investment operations	1.74	1.80	(.52)	.86	1.69
Distributions from net investment income	(.12)	(.14)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.60)	(.44)	(.46)	(.73)	(.79)
Total distributions	(.72)	(.58)	(.61)B	(.90)C	(.91)
Net asset value, end of period	$14.53	$13.51	$12.29	$13.42	$13.46
Total ReturnD,E	12.98%	15.24%	(4.08)%	6.52%	13.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.55%	.97%	1.03%	1.11%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$364,455	$336,939	$299,952	$303,711	$276,113
Portfolio turnover rateG	23%	18%	22%	25%	48%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.14	$13.27	$13.32	$12.56
Income from Investment Operations
Net investment income (loss)A	.01	.06	.07	.08	.05
Net realized and unrealized gain (loss)	1.62	1.65	(.65)	.70	1.56
Total from investment operations	1.63	1.71	(.58)	.78	1.61
Distributions from net investment income	(.07)	(.09)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.60)	(.44)	(.45)	(.72)	(.78)
Total distributions	(.66)B	(.53)	(.55)	(.83)	(.85)
Net asset value, end of period	$14.29	$13.32	$12.14	$13.27	$13.32
Total ReturnC,D	12.40%	14.69%	(4.58)%	6.01%	13.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.05%	.47%	.53%	.61%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$65,519	$61,581	$54,813	$56,318	$51,931
Portfolio turnover rateF	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.45	$13.59	$13.61	$12.80
Income from Investment Operations
Net investment income (loss)A	.15	.19	.20	.22	.18
Net realized and unrealized gain (loss)	1.68	1.70	(.67)	.72	1.60
Total from investment operations	1.83	1.89	(.47)	.94	1.78
Distributions from net investment income	(.17)	(.19)	(.20)	(.23)	(.18)
Distributions from net realized gain	(.62)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.79)	(.63)	(.67)	(.96)	(.97)
Net asset value, end of period	$14.75	$13.71	$12.45	$13.59	$13.61
Total ReturnB	13.50%	15.79%	(3.63)%	7.11%	14.44%
Ratios to Average Net AssetsC,D
Expenses before reductions	.64%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.47%	1.53%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$867,707	$689,261	$684,976	$710,667	$695,092
Portfolio turnover rateD	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	1.15
Total from investment operations	1.27
Distributions from net investment income	(.22)
Distributions from net realized gain	(.38)
Total distributions	(.59)C
Net asset value, end of period	$14.75
Total ReturnD,E	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,784
Portfolio turnover rateG	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,413,202	$140,682,362
Fidelity Advisor Series Equity Value Fund (a)	12,979,149	162,239,363
Fidelity Advisor Series Growth & Income Fund (a)	16,555,834	248,668,633
Fidelity Advisor Series Growth Opportunities Fund (a)	7,020,232	92,316,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,294,615	130,719,494
Fidelity Advisor Series Small Cap Fund (a)	5,909,976	70,269,615
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,082,459	163,792,386
Fidelity Series 100 Index Fund (a)	4,084,312	69,719,202
Fidelity Series 1000 Value Index Fund (a)	2,206,272	27,203,330
Fidelity Series All-Sector Equity Fund (a)	7,908,615	96,485,101
Fidelity Series Commodity Strategy Fund (a)	8,327,498	45,218,312
Fidelity Series Real Estate Equity Fund (a)	1,416,813	16,888,409
Fidelity Series Small Cap Opportunities Fund (a)	6,016,818	85,799,818
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,089,681,656)		1,350,002,076

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	1,877,791	19,115,913
Fidelity Series Emerging Markets Fund (a)	9,042,961	198,131,267
Fidelity Series International Growth Fund (a)	11,924,849	192,586,304
Fidelity Series International Small Cap Fund (a)	2,580,739	48,053,368
Fidelity Series International Value Fund (a)	18,468,938	194,847,297
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $482,517,516)		652,734,149

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,438,473	14,499,809
Fidelity Series Floating Rate High Income Fund (a)	505,290	4,805,312
Fidelity Series High Income Fund (a)	3,189,160	30,392,696
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,780,427	17,270,143
Fidelity Series International Credit Fund (a)	107,038	1,062,890
Fidelity Series Investment Grade Bond Fund (a)	930,482	10,253,916
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,686,849	48,736,296
Fidelity Series Real Estate Income Fund (a)	885,461	9,492,141
TOTAL BOND FUNDS
(Cost $138,723,294)		136,513,203

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	35,343,924	35,343,924
Fidelity Series Short-Term Credit Fund (a)	631,332	6,224,937
TOTAL SHORT-TERM FUNDS
(Cost $41,628,723)		41,568,861
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,752,551,189)		2,180,818,289
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,790,995)
NET ASSETS - 100%		$2,179,027,294

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$31,825,650	$35,415,764	$21,238,507	$7,039,655	$3,754,489	$140,682,362
Fidelity Advisor Series Equity Value Fund	237,148,200	34,703,957	102,347,987(a)	15,976,753	6,419,177	(13,683,984)	162,239,363
Fidelity Advisor Series Growth & Income Fund	164,302,713	112,587,819(a)	35,104,882	13,730,916	286,116	6,596,867	248,668,633
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	15,501,341	22,951,912	8,543,677	3,226,952	8,615,379	92,316,051
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	27,759,027	33,746,534	18,400,116	4,892,199	7,737,242	130,719,494
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	1,770,888	647,518	75,472	650	(608)	--
Fidelity Advisor Series Small Cap Fund	65,935,430	11,569,952	10,157,537	4,496,288	826,659	2,095,111	70,269,615
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	33,819,863	21,944,323	13,548,166	271,407	(5,779,035)	163,792,386
Fidelity Series 100 Index Fund	68,211,706	6,229,785	11,820,072	1,479,718	1,855,202	5,242,581	69,719,202
Fidelity Series 1000 Value Index Fund	26,459,062	3,711,434	3,596,848	1,127,710	204,436	425,246	27,203,330
Fidelity Series All-Sector Equity Fund	92,541,193	20,722,942	15,324,828	13,709,929	847,589	(2,301,795)	96,485,101
Fidelity Series Canada Fund	--	20,729,282	1,429,914	209,481	2,308	(185,763)	19,115,913
Fidelity Series Commodity Strategy Fund	31,835,227	16,948,914	5,093,427	232,116	(664,462)	2,192,060	45,218,312
Fidelity Series Emerging Markets Debt Fund	14,411,820	1,929,510	1,626,791	1,027,274	2,481	(217,211)	14,499,809
Fidelity Series Emerging Markets Fund	202,031,324	18,688,459	65,354,057	5,593,142	7,468,571	35,296,970	198,131,267
Fidelity Series Floating Rate High Income Fund	4,875,701	612,860	677,775	236,979	(16,222)	10,748	4,805,312
Fidelity Series Government Money Market Fund 1.67%	16,126,078	21,651,816	2,433,970	238,022	--	--	35,343,924
Fidelity Series High Income Fund	30,531,642	3,969,582	3,851,057	1,877,932	(46,300)	(211,171)	30,392,696
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	1,727,604	2,130,157	361,148	(24,052)	(265,679)	17,270,143
Fidelity Series International Credit Fund	--	1,070,343	--	13,102	--	(537)	1,062,890
Fidelity Series International Growth Fund	190,717,418	19,929,255	46,381,947	6,032,078	6,104,168	22,217,410	192,586,304
Fidelity Series International Small Cap Fund	43,576,472	6,144,105	10,797,983	2,857,466	1,069,599	8,061,175	48,053,368
Fidelity Series International Value Fund	191,221,028	23,547,019	36,482,725	6,027,891	1,326,643	15,235,332	194,847,297
Fidelity Series Investment Grade Bond Fund	8,909,130	6,092,219	4,617,184	291,457	51,446	(181,695)	10,253,916
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	53,521,398	3,462,971	771,463	(43,137)	(1,288,524)	48,736,296
Fidelity Series Real Estate Equity Fund	15,766,650	4,607,941	2,059,716	858,817	(16,377)	(1,410,089)	16,888,409
Fidelity Series Real Estate Income Fund	9,775,563	1,315,462	1,275,350	607,663	(7,499)	(316,035)	9,492,141
Fidelity Series Short-Term Credit Fund	--	139,844	121,127	22,352	(467)	(59,861)	6,224,937
Fidelity Series Small Cap Opportunities Fund	79,919,247	17,117,637	11,676,552	8,577,889	292,607	146,879	85,799,818
	$2,020,315,354	$519,945,908	$492,530,908	$148,163,524	$41,369,349	$91,725,502	$2,180,818,289

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,752,551,189)	$2,180,818,289
Total Investment in Securities (cost $1,752,551,189)		$2,180,818,289
Cash		7
Receivable for investments sold		7,060,922
Receivable for fund shares sold		2,405,483
Total assets		2,190,284,701
Liabilities
Payable for investments purchased	$7,639,208
Payable for fund shares redeemed	1,827,431
Accrued management fee	1,372,517
Distribution and service plan fees payable	418,251
Total liabilities		11,257,407
Net Assets		$2,179,027,294
Net Assets consist of:
Paid in capital		$1,663,458,658
Distributions in excess of net investment income		(1,775,924)
Accumulated undistributed net realized gain (loss) on investments		89,077,460
Net unrealized appreciation (depreciation) on investments		428,267,100
Net Assets		$2,179,027,294
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($948,970,332 ÷ 60,496,342 shares)		$15.69
Maximum offering price per share (100/94.25 of $15.69)		$16.65
Class M:
Net Asset Value and redemption price per share ($343,163,841 ÷ 21,970,647 shares)		$15.62
Maximum offering price per share (100/96.50 of $15.62)		$16.19
Class C:
Net Asset Value and offering price per share ($84,365,066 ÷ 5,505,146 shares)(a)		$15.32
Class I:
Net Asset Value, offering price and redemption price per share ($790,666,884 ÷ 50,108,848 shares)		$15.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($11,861,171 ÷ 752,550 shares)		$15.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$35,267,531
Expenses
Management fee	$13,336,226
Distribution and service plan fees	4,977,930
Independent trustees' fees and expenses	7,765
Total expenses before reductions	18,321,921
Expense reductions	(1,334)	18,320,587
Net investment income (loss)		16,946,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	41,369,349
Realized gain distributions from underlying funds:
Affiliated issuers	112,895,993
Total net realized gain (loss)		154,265,342
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	91,725,502
Total change in net unrealized appreciation (depreciation)		91,725,502
Net gain (loss)		245,990,844
Net increase (decrease) in net assets resulting from operations		$262,937,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,946,944	$24,644,915
Net realized gain (loss)	154,265,342	40,972,527
Change in net unrealized appreciation (depreciation)	91,725,502	222,910,520
Net increase (decrease) in net assets resulting from operations	262,937,788	288,527,962
Distributions to shareholders from net investment income	(20,779,436)	(24,918,914)
Distributions to shareholders from net realized gain	(90,229,747)	(71,552,200)
Total distributions	(111,009,183)	(96,471,114)
Share transactions - net increase (decrease)	7,294,311	(141,397,501)
Total increase (decrease) in net assets	159,222,916	50,659,347
Net Assets
Beginning of period	2,019,804,378	1,969,145,031
End of period	$2,179,027,294	$2,019,804,378
Other Information
Distributions in excess of net investment income end of period	$(1,775,924)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$13.25	$14.49	$14.51	$13.61
Income from Investment Operations
Net investment income (loss)A	.12	.17	.17	.20	.15
Net realized and unrealized gain (loss)	1.81	1.80	(.69)	.76	1.74
Total from investment operations	1.93	1.97	(.52)	.96	1.89
Distributions from net investment income	(.15)	(.17)	(.18)	(.21)	(.16)
Distributions from net realized gain	(.66)	(.48)	(.54)	(.77)	(.83)
Total distributions	(.81)	(.65)	(.72)	(.98)	(.99)
Net asset value, end of period	$15.69	$14.57	$13.25	$14.49	$14.51
Total ReturnB,C	13.42%	15.53%	(3.82)%	6.76%	14.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.78%	1.22%	1.27%	1.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$948,970	$965,401	$950,816	$1,154,277	$1,195,641
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$13.21	$14.45	$14.47	$13.58
Income from Investment Operations
Net investment income (loss)A	.08	.13	.14	.16	.12
Net realized and unrealized gain (loss)	1.80	1.81	(.70)	.76	1.73
Total from investment operations	1.88	1.94	(.56)	.92	1.85
Distributions from net investment income	(.12)	(.15)	(.15)	(.17)	(.13)
Distributions from net realized gain	(.66)	(.48)	(.53)	(.77)	(.83)
Total distributions	(.78)	(.63)	(.68)	(.94)	(.96)
Net asset value, end of period	$15.62	$14.52	$13.21	$14.45	$14.47
Total ReturnB,C	13.11%	15.26%	(4.07)%	6.51%	14.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.53%	.97%	1.02%	1.10%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$343,164	$324,990	$310,107	$333,069	$341,608
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.02	$14.27	$14.30	$13.43
Income from Investment Operations
Net investment income (loss)A	–B	.06	.07	.09	.05
Net realized and unrealized gain (loss)	1.77	1.78	(.70)	.75	1.71
Total from investment operations	1.77	1.84	(.63)	.84	1.76
Distributions from net investment income	(.07)	(.10)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.66)	(.48)	(.52)	(.75)	(.82)
Total distributions	(.73)	(.58)	(.62)	(.87)	(.89)
Net asset value, end of period	$15.32	$14.28	$13.02	$14.27	$14.30
Total ReturnC,D	12.52%	14.70%	(4.63)%	6.01%	13.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.03%	.48%	.52%	.60%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$84,365	$79,480	$73,036	$77,130	$72,247
Portfolio turnover rateE	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.32	$14.57	$14.59	$13.67
Income from Investment Operations
Net investment income (loss)A	.16	.20	.21	.23	.19
Net realized and unrealized gain (loss)	1.83	1.82	(.71)	.76	1.75
Total from investment operations	1.99	2.02	(.50)	.99	1.94
Distributions from net investment income	(.19)	(.20)	(.22)	(.24)	(.19)
Distributions from net realized gain	(.67)	(.49)	(.54)	(.77)	(.83)
Total distributions	(.86)	(.69)	(.75)B	(1.01)	(1.02)
Net asset value, end of period	$15.78	$14.65	$13.32	$14.57	$14.59
Total ReturnC	13.74%	15.82%	(3.62)%	6.99%	14.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.63%	-%	-%	-%	-%
Expenses net of all reductions	.63%	-%	-%	-%	-%
Net investment income (loss)	1.02%	1.47%	1.52%	1.60%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$790,667	$649,934	$629,599	$688,278	$664,689
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.04
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	1.20
Total from investment operations	1.38
Distributions from net investment income	(.23)
Distributions from net realized gain	(.42)
Total distributions	(.66)C
Net asset value, end of period	$15.76
Total ReturnD,E	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,861
Portfolio turnover rateF	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,482,983	$87,585,095
Fidelity Advisor Series Equity Value Fund (a)	8,084,984	101,062,304
Fidelity Advisor Series Growth & Income Fund (a)	10,313,807	154,913,386
Fidelity Advisor Series Growth Opportunities Fund (a)	4,370,162	57,467,634
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,541,522	81,384,078
Fidelity Advisor Series Small Cap Fund (a)	3,680,329	43,759,112
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	8,149,608	102,033,097
Fidelity Series 100 Index Fund (a)	2,537,133	43,308,860
Fidelity Series 1000 Value Index Fund (a)	1,371,139	16,906,145
Fidelity Series All-Sector Equity Fund (a)	4,925,048	60,085,583
Fidelity Series Commodity Strategy Fund (a)	5,202,411	28,249,093
Fidelity Series Real Estate Equity Fund (a)	878,948	10,477,062
Fidelity Series Small Cap Opportunities Fund (a)	3,746,350	53,422,944
TOTAL DOMESTIC EQUITY FUNDS
(Cost $690,649,873)		840,654,393

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	1,169,370	11,904,189
Fidelity Series Emerging Markets Fund (a)	5,638,081	123,530,365
Fidelity Series International Growth Fund (a)	7,424,735	119,909,466
Fidelity Series International Small Cap Fund (a)	1,606,802	29,918,661
Fidelity Series International Value Fund (a)	11,501,359	121,339,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $310,444,320)		406,602,016

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	883,661	8,907,300
Fidelity Series Floating Rate High Income Fund (a)	316,330	3,008,295
Fidelity Series High Income Fund (a)	1,963,057	18,707,935
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,114,678	10,812,378
Fidelity Series International Credit Fund (a)	64,488	640,362
Fidelity Series Investment Grade Bond Fund (a)	584,445	6,440,580
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,540,238	30,339,836
Fidelity Series Real Estate Income Fund (a)	548,138	5,876,043
TOTAL BOND FUNDS
(Cost $85,828,042)		84,732,729

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	21,893,886	21,893,886
Fidelity Series Short-Term Credit Fund (a)	400,022	3,944,220
TOTAL SHORT-TERM FUNDS
(Cost $25,875,531)		25,838,106
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,112,797,766)		1,357,827,244
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,082,167)
NET ASSETS - 100%		$1,356,745,077

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$22,385,524	$19,788,272	$13,015,041	$3,198,143	$3,113,842	$87,585,095
Fidelity Advisor Series Equity Value Fund	139,788,643	24,637,597	58,870,157(a)	9,762,825	3,410,839	(7,904,618)	101,062,304
Fidelity Advisor Series Growth & Income Fund	96,846,527	72,652,821(a)	18,717,089	8,337,424	72,227	4,058,900	154,913,386
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	11,341,928	12,763,854	5,235,639	1,432,296	5,635,274	57,467,634
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	19,719,363	18,944,789	11,279,247	2,071,065	5,404,387	81,384,078
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	1,258,219	339,544	45,735	(74)	(347)	--
Fidelity Advisor Series Small Cap Fund	38,859,402	8,491,302	5,328,663	2,755,305	184,810	1,552,261	43,759,112
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	23,931,343	11,243,950	8,318,141	71,662	(3,517,820)	102,033,097
Fidelity Series 100 Index Fund	40,211,687	5,164,735	6,342,186	906,786	683,152	3,591,472	43,308,860
Fidelity Series 1000 Value Index Fund	15,597,403	2,777,576	1,845,057	691,411	15,447	360,776	16,906,145
Fidelity Series All-Sector Equity Fund	54,552,620	14,699,816	8,150,109	8,423,891	236,825	(1,253,569)	60,085,583
Fidelity Series Canada Fund	--	12,786,428	761,149	129,556	904	(121,994)	11,904,189
Fidelity Series Commodity Strategy Fund	19,462,589	10,501,144	2,646,648	142,290	(66,683)	998,691	28,249,093
Fidelity Series Emerging Markets Debt Fund	8,441,336	1,434,495	834,272	617,540	(621)	(133,638)	8,907,300
Fidelity Series Emerging Markets Fund	119,033,906	15,217,227	36,465,500	3,430,200	3,623,814	22,120,918	123,530,365
Fidelity Series Floating Rate High Income Fund	2,874,378	484,698	347,584	144,323	(12)	(3,185)	3,008,295
Fidelity Series Government Money Market Fund 1.67%	9,394,039	13,734,240	1,234,393	145,406	--	--	21,893,886
Fidelity Series High Income Fund	17,809,902	3,033,109	1,971,352	1,129,232	(5,497)	(158,227)	18,707,935
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	1,587,223	1,072,747	218,743	(6,121)	(169,189)	10,812,378
Fidelity Series International Credit Fund	--	644,852	--	7,887	--	(323)	640,362
Fidelity Series International Growth Fund	112,427,130	16,225,992	25,723,647	3,697,669	1,547,334	15,432,657	119,909,466
Fidelity Series International Small Cap Fund	25,677,674	4,702,606	5,956,664	1,751,062	417,636	5,077,409	29,918,661
Fidelity Series International Value Fund	112,714,207	18,414,846	19,631,276	3,697,323	396,632	9,444,926	121,339,335
Fidelity Series Investment Grade Bond Fund	5,242,976	3,966,640	2,685,479	178,173	43,808	(127,365)	6,440,580
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	32,933,203	1,788,024	472,946	(20,952)	(790,077)	30,339,836
Fidelity Series Real Estate Equity Fund	9,294,425	3,103,041	1,044,652	523,657	(8,233)	(867,519)	10,477,062
Fidelity Series Real Estate Income Fund	5,722,145	1,007,413	654,351	366,625	(5,203)	(193,961)	5,876,043
Fidelity Series Short-Term Credit Fund	--	125,776	59,912	14,026	(199)	(37,425)	3,944,220
Fidelity Series Small Cap Opportunities Fund	47,112,893	12,118,422	6,082,077	5,231,366	(4,788)	278,494	53,422,944
	$1,190,964,268	$359,081,579	$271,293,397	$90,669,469	$17,288,211	$61,790,750	$1,357,827,244

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,112,797,766)	$1,357,827,244
Total Investment in Securities (cost $1,112,797,766)		$1,357,827,244
Receivable for investments sold		4,223,877
Receivable for fund shares sold		2,124,829
Total assets		1,364,175,950
Liabilities
Payable for investments purchased	$5,354,723
Payable for fund shares redeemed	993,768
Accrued management fee	850,039
Distribution and service plan fees payable	232,343
Total liabilities		7,430,873
Net Assets		$1,356,745,077
Net Assets consist of:
Paid in capital		$1,060,571,398
Distributions in excess of net investment income		(761,157)
Accumulated undistributed net realized gain (loss) on investments		51,905,358
Net unrealized appreciation (depreciation) on investments		245,029,478
Net Assets		$1,356,745,077
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($566,473,734 ÷ 46,391,705 shares)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M:
Net Asset Value and redemption price per share ($207,441,677 ÷ 17,117,527 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class C:
Net Asset Value and offering price per share ($30,548,509 ÷ 2,550,886 shares)(a)		$11.98
Class I:
Net Asset Value, offering price and redemption price per share ($543,169,629 ÷ 44,213,592 shares)		$12.29
Class Z6:
Net Asset Value, offering price and redemption price per share ($9,111,528 ÷ 742,103 shares)		$12.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$21,534,994
Expenses
Management fee	$8,131,457
Distribution and service plan fees	2,728,168
Independent trustees' fees and expenses	4,694
Total expenses before reductions	10,864,319
Expense reductions	(788)	10,863,531
Net investment income (loss)		10,671,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	17,288,211
Realized gain distributions from underlying funds:
Affiliated issuers	69,134,475
Total net realized gain (loss)		86,422,686
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	61,790,750
Total change in net unrealized appreciation (depreciation)		61,790,750
Net gain (loss)		148,213,436
Net increase (decrease) in net assets resulting from operations		$158,884,899

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,671,463	$14,469,103
Net realized gain (loss)	86,422,686	21,975,953
Change in net unrealized appreciation (depreciation)	61,790,750	130,631,830
Net increase (decrease) in net assets resulting from operations	158,884,899	167,076,886
Distributions to shareholders from net investment income	(12,899,292)	(14,531,898)
Distributions to shareholders from net realized gain	(46,138,745)	(39,042,045)
Total distributions	(59,038,037)	(53,573,943)
Share transactions - net increase (decrease)	66,150,547	(28,198,870)
Total increase (decrease) in net assets	165,997,409	85,304,073
Net Assets
Beginning of period	1,190,747,668	1,105,443,595
End of period	$1,356,745,077	$1,190,747,668
Other Information
Distributions in excess of net investment income end of period	$(761,157)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.23	$11.15	$11.31	$10.46
Income from Investment Operations
Net investment income (loss)A	.10	.13	.13	.15	.12
Net realized and unrealized gain (loss)	1.40	1.39	(.54)	.59	1.39
Total from investment operations	1.50	1.52	(.41)	.74	1.51
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.55)	(.49)	(.51)	(.90)	(.66)
Net asset value, end of period	$12.21	$11.26	$10.23	$11.15	$11.31
Total ReturnB,C	13.44%	15.50%	(3.85)%	6.80%	14.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.22%	1.27%	1.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$566,474	$556,090	$531,510	$623,734	$612,735
Portfolio turnover rate E	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.17	$11.09	$11.26	$10.42
Income from Investment Operations
Net investment income (loss)A	.06	.10	.11	.13	.09
Net realized and unrealized gain (loss)	1.39	1.39	(.54)	.57	1.39
Total from investment operations	1.45	1.49	(.43)	.70	1.48
Distributions from net investment income	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.52)B	(.47)	(.49)	(.87)	(.64)
Net asset value, end of period	$12.12	$11.19	$10.17	$11.09	$11.26
Total ReturnC,D	13.12%	15.29%	(4.10)%	6.50%	14.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.97%	1.02%	1.12%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$207,442	$186,200	$158,557	$153,677	$128,619
Portfolio turnover rateF	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$10.09	$11.01	$11.19	$10.36
Income from Investment Operations
Net investment income (loss)A	–B	.05	.05	.07	.04
Net realized and unrealized gain (loss)	1.38	1.38	(.53)	.57	1.38
Total from investment operations	1.38	1.43	(.48)	.64	1.42
Distributions from net investment income	(.05)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.43)	(.36)	(.36)	(.73)	(.53)
Total distributions	(.48)	(.44)	(.44)	(.82)	(.59)
Net asset value, end of period	$11.98	$11.08	$10.09	$11.01	$11.19
Total ReturnC,D	12.59%	14.71%	(4.59)%	5.95%	13.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.47%	.53%	.62%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$30,549	$27,491	$23,423	$22,493	$18,457
Portfolio turnover rateF	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.28	$11.21	$11.37	$10.50
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	1.42	1.40	(.55)	.59	1.41
Total from investment operations	1.54	1.56	(.39)	.77	1.56
Distributions from net investment income	(.14)	(.15)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.44)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.58)	(.51)	(.54)	(.93)	(.69)
Net asset value, end of period	$12.29	$11.33	$10.28	$11.21	$11.37
Total ReturnB	13.77%	15.83%	(3.66)%	7.03%	15.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	.64%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.03%	1.47%	1.52%	1.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$543,170	$420,967	$390,675	$400,667	$378,776
Portfolio turnover rateD	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.92
Total from investment operations	1.07
Distributions from net investment income	(.18)
Distributions from net realized gain	(.26)
Total distributions	(.44)
Net asset value, end of period	$12.28
Total ReturnC,D	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G,H
Expenses net of fee waivers, if any	.51%G,H
Expenses net of all reductions	.51%G,H
Net investment income (loss)	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,112
Portfolio turnover rateE	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,207,399	$70,351,965
Fidelity Advisor Series Equity Value Fund (a)	6,494,800	81,184,995
Fidelity Advisor Series Growth & Income Fund (a)	8,286,207	124,458,830
Fidelity Advisor Series Growth Opportunities Fund (a)	3,510,259	46,159,904
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,647,549	65,364,078
Fidelity Advisor Series Small Cap Fund (a)	2,955,937	35,146,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	6,546,880	81,966,944
Fidelity Series 100 Index Fund (a)	2,035,631	34,748,219
Fidelity Series 1000 Value Index Fund (a)	1,101,147	13,577,147
Fidelity Series All-Sector Equity Fund (a)	3,956,350	48,267,467
Fidelity Series Commodity Strategy Fund (a)	4,183,030	22,713,854
Fidelity Series Real Estate Equity Fund (a)	707,530	8,433,757
Fidelity Series Small Cap Opportunities Fund (a)	3,008,975	42,907,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $558,262,204)		675,281,235

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	939,600	9,565,126
Fidelity Series Emerging Markets Fund (a)	4,529,747	99,246,751
Fidelity Series International Growth Fund (a)	5,963,903	96,317,039
Fidelity Series International Small Cap Fund (a)	1,290,639	24,031,703
Fidelity Series International Value Fund (a)	9,238,899	97,470,380
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $251,041,213)		326,630,999

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	707,298	7,129,561
Fidelity Series Floating Rate High Income Fund (a)	255,105	2,426,049
Fidelity Series High Income Fund (a)	1,568,408	14,946,932
Fidelity Series Inflation-Protected Bond Index Fund (a)	897,765	8,708,325
Fidelity Series International Credit Fund (a)	50,680	503,256
Fidelity Series Investment Grade Bond Fund (a)	470,277	5,182,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,845,041	24,382,002
Fidelity Series Real Estate Income Fund (a)	440,654	4,723,812
TOTAL BOND FUNDS
(Cost $69,118,769)		68,002,394

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	17,563,064	17,563,064
Fidelity Series Short-Term Credit Fund (a)	323,217	3,186,925
TOTAL SHORT-TERM FUNDS
(Cost $20,780,186)		20,749,989
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $899,202,372)		1,090,664,617
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(867,811)
NET ASSETS - 100%		$1,089,796,806

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$19,322,905	$15,266,331	$10,327,619	$2,082,278	$2,788,863	$70,351,965
Fidelity Advisor Series Equity Value Fund	109,137,178	21,529,539	45,854,407(a)	7,736,193	2,671,969	(6,299,284)	81,184,995
Fidelity Advisor Series Growth & Income Fund	75,610,979	59,914,118(a)	14,256,072	6,571,939	12,297	3,177,508	124,458,830
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	10,085,292	9,909,457	4,154,518	938,415	4,586,851	46,159,904
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	17,118,745	14,655,657	8,963,948	1,352,471	4,450,857	65,364,078
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	1,081,334	260,927	35,960	(96)	(253)	--
Fidelity Advisor Series Small Cap Fund	30,339,120	7,549,266	4,093,137	2,186,404	111,142	1,239,702	35,146,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	21,073,002	8,743,148	6,613,714	49,741	(2,858,435)	81,966,944
Fidelity Series 100 Index Fund	31,401,616	4,866,991	4,863,248	719,539	355,939	2,986,921	34,748,219
Fidelity Series 1000 Value Index Fund	12,177,297	2,541,569	1,428,328	549,016	6,758	279,851	13,577,147
Fidelity Series All-Sector Equity Fund	42,590,508	12,828,016	6,266,364	6,703,594	134,324	(1,019,017)	48,267,467
Fidelity Series Canada Fund	--	10,272,435	604,961	102,406	(230)	(102,118)	9,565,126
Fidelity Series Commodity Strategy Fund	15,435,424	8,545,647	2,001,237	112,474	(11,403)	745,423	22,713,854
Fidelity Series Emerging Markets Debt Fund	6,585,766	1,284,043	631,632	486,995	(787)	(107,829)	7,129,561
Fidelity Series Emerging Markets Fund	92,941,824	14,268,613	28,186,181	2,722,535	2,687,688	17,534,807	99,246,751
Fidelity Series Floating Rate High Income Fund	2,245,372	446,380	263,157	114,312	(125)	(2,421)	2,426,049
Fidelity Series Government Money Market Fund 1.67%	7,236,366	11,270,473	943,775	115,388	--	--	17,563,064
Fidelity Series High Income Fund	13,835,614	2,741,152	1,495,810	888,367	3,179	(137,203)	14,946,932
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	1,566,646	823,872	173,983	(2,921)	(137,271)	8,708,325
Fidelity Series International Credit Fund	--	506,784	--	6,203	--	(254)	503,256
Fidelity Series International Growth Fund	87,773,342	15,046,071	19,761,029	2,934,171	886,037	12,372,618	96,317,039
Fidelity Series International Small Cap Fund	20,040,723	4,266,263	4,589,631	1,389,514	263,187	4,051,161	24,031,703
Fidelity Series International Value Fund	88,005,325	16,897,765	15,099,981	2,932,171	460,367	7,206,904	97,470,380
Fidelity Series Investment Grade Bond Fund	4,102,571	3,257,473	2,109,803	141,135	22,545	(90,329)	5,182,457
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	26,406,796	1,381,869	375,773	(17,161)	(628,820)	24,382,002
Fidelity Series Real Estate Equity Fund	7,256,365	2,687,541	811,237	414,157	(7,779)	(691,133)	8,433,757
Fidelity Series Real Estate Income Fund	4,463,958	914,426	495,432	289,400	(4,131)	(155,009)	4,723,812
Fidelity Series Short-Term Credit Fund	--	128,160	42,858	11,300	(209)	(30,198)	3,186,925
Fidelity Series Small Cap Opportunities Fund	36,782,095	10,566,067	4,661,899	4,133,108	(21,157)	242,876	42,907,982
	$929,808,713	$308,983,512	$209,501,440	$71,905,836	$11,972,338	$49,404,768	$1,090,664,617

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $899,202,372)	$1,090,664,617
Total Investment in Securities (cost $899,202,372)		$1,090,664,617
Cash		2
Receivable for investments sold		3,339,342
Receivable for fund shares sold		2,249,466
Total assets		1,096,253,427
Liabilities
Payable for investments purchased	$4,662,713
Payable for fund shares redeemed	925,861
Accrued management fee	682,088
Distribution and service plan fees payable	185,959
Total liabilities		6,456,621
Net Assets		$1,089,796,806
Net Assets consist of:
Paid in capital		$858,386,742
Distributions in excess of net investment income		(898,477)
Accumulated undistributed net realized gain (loss) on investments		40,846,296
Net unrealized appreciation (depreciation) on investments		191,462,245
Net Assets		$1,089,796,806
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($418,312,817 ÷ 34,366,708 shares)		$12.17
Maximum offering price per share (100/94.25 of $12.17)		$12.91
Class M:
Net Asset Value and redemption price per share ($166,633,733 ÷ 13,762,505 shares)		$12.11
Maximum offering price per share (100/96.50 of $12.11)		$12.55
Class C:
Net Asset Value and offering price per share ($32,763,425 ÷ 2,735,389 shares)(a)		$11.98
Class I:
Net Asset Value, offering price and redemption price per share ($466,676,622 ÷ 38,109,602 shares)		$12.25
Class Z6:
Net Asset Value, offering price and redemption price per share ($5,410,209 ÷ 442,111 shares)		$12.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$17,049,759
Income from Fidelity Central Funds		2
Total income		17,049,761
Expenses
Management fee	$6,439,438
Distribution and service plan fees	2,149,608
Independent trustees' fees and expenses	3,699
Total expenses before reductions	8,592,745
Expense reductions	(610)	8,592,135
Net investment income (loss)		8,457,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11,972,338
Realized gain distributions from underlying funds:
Affiliated issuers	54,856,077
Total net realized gain (loss)		66,828,415
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	49,404,768
Total change in net unrealized appreciation (depreciation)		49,404,768
Net gain (loss)		116,233,183
Net increase (decrease) in net assets resulting from operations		$124,690,809

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,457,626	$11,091,001
Net realized gain (loss)	66,828,415	15,876,126
Change in net unrealized appreciation (depreciation)	49,404,768	101,221,499
Net increase (decrease) in net assets resulting from operations	124,690,809	128,188,626
Distributions to shareholders from net investment income	(10,251,675)	(11,189,601)
Distributions to shareholders from net realized gain	(34,153,397)	(28,798,024)
Total distributions	(44,405,072)	(39,987,625)
Share transactions - net increase (decrease)	79,870,312	3,772,240
Total increase (decrease) in net assets	160,156,049	91,973,241
Net Assets
Beginning of period	929,640,757	837,667,516
End of period	$1,089,796,806	$929,640,757
Other Information
Distributions in excess of net investment income end of period	$(898,477)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$10.16	$11.06	$11.24	$10.39
Income from Investment Operations
Net investment income (loss)A	.09	.13	.13	.15	.12
Net realized and unrealized gain (loss)	1.40	1.39	(.53)	.58	1.40
Total from investment operations	1.49	1.52	(.40)	.73	1.52
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.52)	(.48)B	(.50)	(.91)C	(.67)
Net asset value, end of period	$12.17	$11.20	$10.16	$11.06	$11.24
Total ReturnD,E	13.42%	15.52%	(3.84)%	6.77%	14.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.22%	1.28%	1.37%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$418,313	$396,373	$363,199	$415,103	$401,589
Portfolio turnover rateG	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investments income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investments income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.12	$11.02	$11.20	$10.36
Income from Investment Operations
Net investment income (loss)A	.06	.10	.11	.12	.09
Net realized and unrealized gain (loss)	1.39	1.38	(.54)	.58	1.39
Total from investment operations	1.45	1.48	(.43)	.70	1.48
Distributions from net investment income	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)B	(.45)	(.47)C	(.88)D	(.64)E
Net asset value, end of period	$12.11	$11.15	$10.12	$11.02	$11.20
Total ReturnF,G	13.16%	15.22%	(4.08)%	6.54%	14.61%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.97%	1.04%	1.12%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$166,634	$147,601	$127,842	$126,987	$115,391
Portfolio turnover rateI	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investments income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investments income of $.128 and distributions from net realized gain of $.755 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investments income of $.097 and distributions from net realized gain of $.546 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.04	$10.95	$11.14	$10.31
Income from Investment Operations
Net investment income (loss)A	–B	.05	.06	.07	.04
Net realized and unrealized gain (loss)	1.38	1.37	(.55)	.57	1.38
Total from investment operations	1.38	1.42	(.49)	.64	1.42
Distributions from net investment income	(.06)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.39)	(.34)	(.34)	(.74)	(.54)
Total distributions	(.45)	(.41)C	(.42)	(.83)	(.59)D
Net asset value, end of period	$11.98	$11.05	$10.04	$10.95	$11.14
Total ReturnE,F	12.59%	14.73%	(4.67)%	6.01%	14.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.47%	.54%	.63%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$32,763	$28,268	$24,460	$24,652	$21,190
Portfolio turnover rateH	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investments income of $.075 and distributions from net realized gain of $.339 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investments income of $.056 and distributions from net realized gain of $.536 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.22	$11.13	$11.30	$10.44
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	1.41	1.39	(.55)	.59	1.40
Total from investment operations	1.53	1.55	(.39)	.77	1.55
Distributions from net investment income	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.41)	(.35)	(.36)	(.76)	(.55)
Total distributions	(.55)	(.50)	(.52)	(.94)	(.69)B
Net asset value, end of period	$12.25	$11.27	$10.22	$11.13	$11.30
Total ReturnC	13.74%	15.81%	(3.65)%	7.10%	15.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.03%	1.47%	1.53%	1.62%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$466,677	$357,398	$320,449	$303,017	$282,594
Portfolio turnover rate E	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investments income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.06
Distributions from net investment income	(.17)
Distributions from net realized gain	(.24)
Total distributions	(.41)
Net asset value, end of period	$12.24
Total ReturnC,D	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G,H
Expenses net of fee waivers, if any	.51%G,H
Expenses net of all reductions	.51%G,H
Net investment income (loss)	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,410
Portfolio turnover rateF	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,609,753	$35,257,766
Fidelity Advisor Series Equity Value Fund (a)	3,256,925	40,711,563
Fidelity Advisor Series Growth & Income Fund (a)	4,156,580	62,431,831
Fidelity Advisor Series Growth Opportunities Fund (a)	1,759,015	23,131,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,827,667	32,751,801
Fidelity Advisor Series Small Cap Fund (a)	1,483,187	17,635,097
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,283,265	41,106,481
Fidelity Series 100 Index Fund (a)	1,014,771	17,322,149
Fidelity Series 1000 Value Index Fund (a)	552,010	6,806,286
Fidelity Series All-Sector Equity Fund (a)	1,983,572	24,199,576
Fidelity Series Commodity Strategy Fund (a)	2,095,799	11,380,188
Fidelity Series Real Estate Equity Fund (a)	349,839	4,170,084
Fidelity Series Small Cap Opportunities Fund (a)	1,509,278	21,522,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $305,762,859)		338,426,182

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	471,093	4,795,728
Fidelity Series Emerging Markets Fund (a)	2,269,113	49,716,265
Fidelity Series International Growth Fund (a)	2,988,878	48,270,376
Fidelity Series International Small Cap Fund (a)	646,763	12,042,724
Fidelity Series International Value Fund (a)	4,631,107	48,858,175
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,283,458)		163,683,268

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	342,747	3,454,885
Fidelity Series Floating Rate High Income Fund (a)	129,608	1,232,572
Fidelity Series High Income Fund (a)	798,770	7,612,274
Fidelity Series Inflation-Protected Bond Index Fund (a)	450,727	4,372,056
Fidelity Series International Credit Fund (a)	23,147	229,849
Fidelity Series Investment Grade Bond Fund (a)	235,461	2,594,775
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,426,316	12,223,528
Fidelity Series Real Estate Income Fund (a)	219,435	2,352,341
TOTAL BOND FUNDS
(Cost $34,582,890)		34,072,280

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	8,792,437	8,792,437
Fidelity Series Short-Term Credit Fund (a)	162,941	1,606,596
TOTAL SHORT-TERM FUNDS
(Cost $10,414,159)		10,399,033
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $488,043,366)		546,580,763
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(422,481)
NET ASSETS - 100%		$546,158,282

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$12,937,073	$6,328,510	$4,988,119	$170,496	$1,857,085	$35,257,766
Fidelity Advisor Series Equity Value Fund	47,287,802	14,857,220	19,601,584(a)	3,706,764	550,646	(2,382,521)	40,711,563
Fidelity Advisor Series Growth & Income Fund	32,766,556	33,904,656(a)	5,637,346	3,085,528	1,277	1,396,688	62,431,831
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	7,202,933	4,084,261	2,006,578	144,778	2,326,645	23,131,051
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	11,627,925	6,141,252	4,341,682	191,100	2,326,354	32,751,801
Fidelity Advisor Series Short-Term Credit Fund	911,479	720,120	93,513	16,117	(55)	(322)	--
Fidelity Advisor Series Small Cap Fund	13,158,231	5,487,315	1,598,484	1,056,011	7,928	580,107	17,635,097
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	14,437,582	3,252,807	3,212,449	44,979	(1,519,157)	41,106,481
Fidelity Series 100 Index Fund	13,600,249	4,121,631	1,919,394	347,528	13,366	1,506,297	17,322,149
Fidelity Series 1000 Value Index Fund	5,274,288	1,943,408	529,448	265,689	(645)	118,683	6,806,286
Fidelity Series All-Sector Equity Fund	18,447,051	8,738,068	2,408,404	3,263,872	24,594	(601,733)	24,199,576
Fidelity Series Canada Fund	--	5,138,898	282,687	49,393	(2,934)	(57,549)	4,795,728
Fidelity Series Commodity Strategy Fund	6,879,499	4,895,008	750,542	53,707	1,620	354,603	11,380,188
Fidelity Series Emerging Markets Debt Fund	2,792,749	950,205	232,535	222,691	45	(55,579)	3,454,885
Fidelity Series Emerging Markets Fund	40,375,881	11,947,914	11,883,724	1,314,913	699,658	8,576,536	49,716,265
Fidelity Series Floating Rate High Income Fund	973,225	357,367	96,870	54,262	(18)	(1,132)	1,232,572
Fidelity Series Government Money Market Fund 1.67%	2,842,030	6,308,035	357,628	55,078	--	--	8,792,437
Fidelity Series High Income Fund	6,105,377	2,121,413	539,221	426,802	(106)	(75,189)	7,612,274
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	1,446,633	302,218	83,949	(688)	(69,188)	4,372,056
Fidelity Series International Credit Fund	--	231,461	--	2,833	--	(116)	229,849
Fidelity Series International Growth Fund	38,016,091	12,449,538	8,165,311	1,417,557	80,500	5,889,558	48,270,376
Fidelity Series International Small Cap Fund	8,686,160	3,287,337	1,906,338	671,121	48,572	1,926,993	12,042,724
Fidelity Series International Value Fund	38,115,728	13,541,453	6,153,701	1,415,851	128,735	3,225,960	48,858,175
Fidelity Series Investment Grade Bond Fund	1,899,804	1,685,044	955,920	67,258	4,141	(38,294)	2,594,775
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	13,124,577	590,941	181,208	(7,474)	(303,940)	12,223,528
Fidelity Series Real Estate Equity Fund	3,142,917	1,663,616	295,567	196,715	(524)	(340,358)	4,170,084
Fidelity Series Real Estate Income Fund	1,908,595	705,138	182,353	135,052	(719)	(78,320)	2,352,341
Fidelity Series Short-Term Credit Fund	--	101,276	17,199	5,612	(65)	(15,125)	1,606,596
Fidelity Series Small Cap Opportunities Fund	15,931,253	7,256,073	1,781,612	1,956,903	(13,468)	130,063	21,522,309
	$402,719,924	$203,188,917	$86,089,370	$34,601,242	$2,085,739	$24,677,049	$546,580,763

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $488,043,366)	$546,580,763
Total Investment in Securities (cost $488,043,366)		$546,580,763
Receivable for investments sold		1,545,015
Receivable for fund shares sold		1,965,317
Total assets		550,091,095
Liabilities
Payable for investments purchased	$3,330,511
Payable for fund shares redeemed	179,774
Accrued management fee	339,051
Distribution and service plan fees payable	83,477
Total liabilities		3,932,813
Net Assets		$546,158,282
Net Assets consist of:
Paid in capital		$469,213,143
Distributions in excess of net investment income		(451,800)
Accumulated undistributed net realized gain (loss) on investments		18,859,542
Net unrealized appreciation (depreciation) on investments		58,537,397
Net Assets		$546,158,282
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($209,823,990 ÷ 15,688,639 shares)		$13.37
Maximum offering price per share (100/94.25 of $13.37)		$14.19
Class M:
Net Asset Value and redemption price per share ($73,100,908 ÷ 5,491,698 shares)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($10,684,511 ÷ 805,937 shares)(a)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($249,432,478 ÷ 18,578,466 shares)		$13.43
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,116,395 ÷ 232,282 shares)		$13.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$8,160,733
Expenses
Management fee	$3,064,994
Distribution and service plan fees	921,767
Independent trustees' fees and expenses	1,719
Total expenses before reductions	3,988,480
Expense reductions	(264)	3,988,216
Net investment income (loss)		4,172,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,085,739
Realized gain distributions from underlying funds:
Affiliated issuers	26,440,509
Total net realized gain (loss)		28,526,248
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	24,677,049
Total change in net unrealized appreciation (depreciation)		24,677,049
Net gain (loss)		53,203,297
Net increase (decrease) in net assets resulting from operations		$57,375,814

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,172,517	$4,545,316
Net realized gain (loss)	28,526,248	5,298,677
Change in net unrealized appreciation (depreciation)	24,677,049	41,715,023
Net increase (decrease) in net assets resulting from operations	57,375,814	51,559,016
Distributions to shareholders from net investment income	(5,050,072)	(4,567,082)
Distributions to shareholders from net realized gain	(11,461,480)	(9,571,484)
Total distributions	(16,511,552)	(14,138,566)
Share transactions - net increase (decrease)	102,640,679	67,699,971
Total increase (decrease) in net assets	143,504,941	105,120,421
Net Assets
Beginning of period	402,653,341	297,532,920
End of period	$546,158,282	$402,653,341
Other Information
Undistributed net investment income end of period	$–	$14,593
Distributions in excess of net investment income end of period	$(451,800)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.02	$11.92	$11.71	$10.56
Income from Investment Operations
Net investment income (loss)A	.11	.14	.15	.16	.12
Net realized and unrealized gain (loss)	1.51	1.51	(.59)	.62	1.49
Total from investment operations	1.62	1.65	(.44)	.78	1.61
Distributions from net investment income	(.13)	(.14)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.44)B	(.48)	(.46)C	(.57)	(.46)D
Net asset value, end of period	$13.37	$12.19	$11.02	$11.92	$11.71
Total ReturnE,F	13.40%	15.49%	(3.89)%	6.85%	15.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.81%	1.24%	1.31%	1.39%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$209,824	$170,352	$130,309	$115,666	$81,217
Portfolio turnover rateH	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$10.98	$11.88	$11.68	$10.55
Income from Investment Operations
Net investment income (loss)A	.07	.11	.12	.13	.10
Net realized and unrealized gain (loss)	1.52	1.51	(.59)	.62	1.47
Total from investment operations	1.59	1.62	(.47)	.75	1.57
Distributions from net investment income	(.11)	(.12)	(.12)	(.13)	(.09)
Distributions from net realized gain	(.31)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.42)	(.46)	(.43)	(.55)	(.44)B
Net asset value, end of period	$13.31	$12.14	$10.98	$11.88	$11.68
Total ReturnC,D	13.15%	15.27%	(4.11)%	6.55%	15.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.14%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.14%	.50%	.50%	.50%	.50%
Net investment income (loss)	.56%	.99%	1.06%	1.14%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$73,101	$58,052	$41,956	$33,436	$19,134
Portfolio turnover rateF	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$10.98	$11.88	$11.69	$10.57
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.08	.04
Net realized and unrealized gain (loss)	1.51	1.49	(.58)	.61	1.47
Total from investment operations	1.52	1.55	(.52)	.69	1.51
Distributions from net investment income	(.06)	(.08)	(.08)	(.09)	(.05)
Distributions from net realized gain	(.31)	(.34)	(.30)	(.41)	(.35)
Total distributions	(.37)	(.42)	(.38)	(.50)	(.39)B
Net asset value, end of period	$13.26	$12.11	$10.98	$11.88	$11.69
Total ReturnC,D	12.62%	14.62%	(4.53)%	6.01%	14.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.64%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.05%	.49%	.56%	.65%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,685	$8,529	$5,671	$4,180	$2,491
Portfolio turnover rateF	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.06	$11.96	$11.74	$10.59
Income from Investment Operations
Net investment income (loss)A	.14	.17	.18	.19	.15
Net realized and unrealized gain (loss)	1.53	1.51	(.60)	.63	1.48
Total from investment operations	1.67	1.68	(.42)	.82	1.63
Distributions from net investment income	(.16)	(.16)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.48)	(.50)	(.48)	(.60)	(.48)B
Net asset value, end of period	$13.43	$12.24	$11.06	$11.96	$11.74
Total ReturnC	13.74%	15.81%	(3.64)%	7.15%	15.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.05%	1.49%	1.56%	1.64%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$249,432	$165,720	$119,597	$87,769	$54,490
Portfolio turnover rateE	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63
Income from Investment Operations
Net investment income (loss)B	.47
Net realized and unrealized gain (loss)	.69
Total from investment operations	1.16
Distributions from net investment income	(.19)
Distributions from net realized gain	(.18)
Total distributions	(.37)
Net asset value, end of period	$13.42
Total ReturnC,D	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	4.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,116
Portfolio turnover rateF	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.5
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	465,480	$6,288,635
Fidelity Advisor Series Equity Value Fund (a)	582,405	7,280,061
Fidelity Advisor Series Growth & Income Fund (a)	743,413	11,166,059
Fidelity Advisor Series Growth Opportunities Fund (a)	313,617	4,124,065
Fidelity Advisor Series Opportunistic Insights Fund (a)	325,600	5,834,760
Fidelity Advisor Series Small Cap Fund (a)	264,669	3,146,914
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	587,244	7,352,294
Fidelity Series 100 Index Fund (a)	178,607	3,048,825
Fidelity Series 1000 Value Index Fund (a)	98,982	1,220,452
Fidelity Series All-Sector Equity Fund (a)	354,216	4,321,439
Fidelity Series Commodity Strategy Fund (a)	374,475	2,033,402
Fidelity Series Real Estate Equity Fund (a)	61,281	730,473
Fidelity Series Small Cap Opportunities Fund (a)	268,544	3,829,440
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,009,383)		60,376,819

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	84,169	856,840
Fidelity Series Emerging Markets Fund (a)	404,435	8,861,174
Fidelity Series International Growth Fund (a)	533,203	8,611,222
Fidelity Series International Small Cap Fund (a)	115,357	2,147,956
Fidelity Series International Value Fund (a)	826,760	8,722,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,806,401)		29,199,506

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	57,780	582,422
Fidelity Series Floating Rate High Income Fund (a)	24,403	232,073
Fidelity Series High Income Fund (a)	141,764	1,351,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	81,517	790,717
Fidelity Series International Credit Fund (a)	3,080	30,588
Fidelity Series Investment Grade Bond Fund (a)	41,969	462,499
Fidelity Series Long-Term Treasury Bond Index Fund (a)	255,441	2,189,125
Fidelity Series Real Estate Income Fund (a)	39,909	427,825
TOTAL BOND FUNDS
(Cost $6,109,695)		6,066,259

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,561,672	1,561,672
Fidelity Series Short-Term Credit Fund (a)	30,019	295,984
TOTAL SHORT-TERM FUNDS
(Cost $1,860,301)		1,857,656
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $91,785,780)		97,500,240
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(74,104)
NET ASSETS - 100%		$97,426,136

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$4,052,223	$826,561	$769,798	$(12,819)	$192,190	$6,288,635
Fidelity Advisor Series Equity Value Fund	5,120,357	4,923,960	2,427,158(a)	561,471	23,359	(360,457)	7,280,061
Fidelity Advisor Series Growth & Income Fund	3,548,790	8,350,509(a)	855,898	442,962	(6,174)	128,832	11,166,059
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	2,460,624	536,450	309,671	4,002	294,977	4,124,065
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	3,723,690	810,939	679,652	(909)	266,509	5,834,760
Fidelity Advisor Series Short-Term Credit Fund	94,907	177,714	12,000	2,355	(26)	(30)	--
Fidelity Advisor Series Small Cap Fund	1,426,823	1,886,393	226,615	162,970	(231)	60,544	3,146,914
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	4,742,646	492,872	508,764	2,588	(300,688)	7,352,294
Fidelity Series 100 Index Fund	1,471,465	1,643,840	256,185	53,634	(412)	190,117	3,048,825
Fidelity Series 1000 Value Index Fund	570,779	723,002	79,986	41,393	(508)	7,165	1,220,452
Fidelity Series All-Sector Equity Fund	1,995,788	2,822,988	333,092	522,329	3,852	(168,097)	4,321,439
Fidelity Series Canada Fund	--	930,143	56,795	7,595	(898)	(15,610)	856,840
Fidelity Series Commodity Strategy Fund	784,071	1,306,724	115,007	8,036	218	57,396	2,033,402
Fidelity Series Emerging Markets Debt Fund	287,447	339,967	34,561	30,578	(19)	(10,412)	582,422
Fidelity Series Emerging Markets Fund	4,363,146	4,720,291	1,448,770	203,061	15,142	1,211,365	8,861,174
Fidelity Series Floating Rate High Income Fund	109,403	137,229	14,397	8,320	12	(174)	232,073
Fidelity Series Government Money Market Fund 1.67%	292,135	1,324,294	54,757	8,440	--	--	1,561,672
Fidelity Series High Income Fund	663,148	781,937	77,406	62,742	(2)	(16,667)	1,351,010
Fidelity Series Inflation-Protected Bond Index Fund	358,487	489,409	46,067	13,121	(263)	(10,849)	790,717
Fidelity Series International Credit Fund	--	30,802	--	375	--	(15)	30,588
Fidelity Series International Growth Fund	4,113,503	4,861,150	1,093,868	218,767	(1,348)	731,785	8,611,222
Fidelity Series International Small Cap Fund	939,884	1,211,484	264,926	103,573	2,884	258,630	2,147,956
Fidelity Series International Value Fund	4,124,240	5,099,263	866,931	218,728	14,086	351,656	8,722,314
Fidelity Series Investment Grade Bond Fund	202,814	411,843	145,434	9,964	(406)	(6,318)	462,499
Fidelity Series Long-Term Treasury Bond Index Fund	177	2,345,088	107,439	28,436	(1,945)	(46,756)	2,189,125
Fidelity Series Real Estate Equity Fund	340,128	489,680	43,325	29,088	(1,612)	(54,398)	730,473
Fidelity Series Real Estate Income Fund	206,491	262,056	27,080	19,691	(221)	(13,421)	427,825
Fidelity Series Short-Term Credit Fund	--	42,188	4,104	991	(21)	(2,644)	295,984
Fidelity Series Small Cap Opportunities Fund	1,724,001	2,347,270	260,007	287,704	(3,204)	21,380	3,829,440
	$43,579,527	$62,638,407	$11,518,630	$5,314,209	$35,125	$2,766,010	$97,500,240

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $91,785,780)	$97,500,240
Total Investment in Securities (cost $91,785,780)		$97,500,240
Cash		12
Receivable for investments sold		220,255
Receivable for fund shares sold		768,898
Total assets		98,489,405
Liabilities
Payable for investments purchased	$977,438
Payable for fund shares redeemed	11,667
Accrued management fee	59,083
Distribution and service plan fees payable	15,081
Total liabilities		1,063,269
Net Assets		$97,426,136
Net Assets consist of:
Paid in capital		$88,925,153
Distributions in excess of net investment income		(92,114)
Accumulated undistributed net realized gain (loss) on investments		2,878,637
Net unrealized appreciation (depreciation) on investments		5,714,460
Net Assets		$97,426,136
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,879,770 ÷ 3,193,879 shares)		$11.86
Maximum offering price per share (100/94.25 of $11.86)		$12.58
Class M:
Net Asset Value and redemption price per share ($12,628,057 ÷ 1,065,351 shares)		$11.85
Maximum offering price per share (100/96.50 of $11.85)		$12.28
Class C:
Net Asset Value and offering price per share ($2,603,705 ÷ 219,288 shares)(a)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($43,512,673 ÷ 3,656,353 shares)		$11.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($801,931 ÷ 67,396 shares)		$11.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$1,232,254
Expenses
Management fee	$462,588
Distribution and service plan fees	137,175
Independent trustees' fees and expenses	240
Total expenses before reductions	600,003
Expense reductions	(29)	599,974
Net investment income (loss)		632,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	35,125
Realized gain distributions from underlying funds:
Affiliated issuers	4,081,955
Total net realized gain (loss)		4,117,080
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	2,766,010
Total change in net unrealized appreciation (depreciation)		2,766,010
Net gain (loss)		6,883,090
Net increase (decrease) in net assets resulting from operations		$7,515,370

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$632,280	$374,796
Net realized gain (loss)	4,117,080	652,819
Change in net unrealized appreciation (depreciation)	2,766,010	3,248,213
Net increase (decrease) in net assets resulting from operations	7,515,370	4,275,828
Distributions to shareholders from net investment income	(781,225)	(374,733)
Distributions to shareholders from net realized gain	(1,302,479)	(451,681)
Total distributions	(2,083,704)	(826,414)
Share transactions - net increase (decrease)	48,422,056	20,738,778
Total increase (decrease) in net assets	53,853,722	24,188,192
Net Assets
Beginning of period	43,572,414	19,384,222
End of period	$97,426,136	$43,572,414
Other Information
Undistributed net investment income end of period	$–	$1,063
Distributions in excess of net investment income end of period	$(92,114)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13	.12	.15
Net realized and unrealized gain (loss)	1.34	1.33	(.51)	.37
Total from investment operations	1.44	1.46	(.39)	.52
Distributions from net investment income	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.23)	(.20)	(.22)	(.08)
Total distributions	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.91%	.25%	.25%	.25%H
Expenses net of all reductions	.91%	.25%	.25%	.25%H
Net investment income (loss)	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateG	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.11	.10	.13
Net realized and unrealized gain (loss)	1.33	1.33	(.51)	.38
Total from investment operations	1.40	1.44	(.41)	.51
Distributions from net investment income	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.22)	(.20)	(.21)	(.08)
Total distributions	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateH	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.06	.05	.10
Net realized and unrealized gain (loss)	1.34	1.33	(.51)	.38
Total from investment operations	1.35	1.39	(.46)	.48
Distributions from net investment income	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.22)	(.20)	(.17)	(.08)
Total distributions	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.66%	1.00%	.99%I	1.02%I,J
Expenses net of fee waivers, if any	1.66%	1.00%	.99%I	1.02%I,J
Expenses net of all reductions	1.66%	1.00%	.99%I	1.02%I,J
Net investment income (loss)	.09%	.55%	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateH	16%	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.15	.17
Net realized and unrealized gain (loss)	1.33	1.33	(.50)	.37
Total from investment operations	1.46	1.49	(.35)	.54
Distributions from net investment income	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.23)	(.20)	(.23)	(.08)
Total distributions	(.36)	(.34)C	(.35)	(.19)D
Net asset value, end of period	$11.90	$10.80	$9.65	$10.35
Total ReturnE,F	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	- %I	- %I	- %I,J
Expenses net of fee waivers, if any	.66%	-%	-%	- %J
Expenses net of all reductions	.66%	-%	-%	- %J
Net investment income (loss)	1.09%	1.55%	1.54%	2.49%J
Supplemental Data
Net assets, end of period (000 omitted)	$43,513	$18,162	$5,845	$399
Portfolio turnover rateH	16%	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	.69
Total from investment operations	1.02
Distributions from net investment income	(.16)
Distributions from net realized gain	(.13)
Total distributions	(.28)C
Net asset value, end of period	$11.90
Total ReturnD,E	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H,I
Expenses net of fee waivers, if any	.50%H,I
Expenses net of all reductions	.50%H,I
Net investment income (loss)	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$802
Portfolio turnover rateG	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z6 on June 6, 2017. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Advisor Series Equity-Income to Fidelity Advisor Series Equity Value Fund.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$200,505,645	$15,415,246	$(2,319,567)	$13,095,679
Advisor Freedom 2005	177,358,337	18,715,255	(1,933,002)	16,782,253
Advisor Freedom 2010	425,092,779	54,937,666	(4,111,709)	50,825,957
Advisor Freedom 2015	960,670,055	160,950,800	(10,014,031)	150,936,769
Advisor Freedom 2020	2,160,239,812	372,728,284	(29,030,949)	343,697,335
Advisor Freedom 2025	2,573,456,038	474,979,954	(36,862,188)	438,117,766
Advisor Freedom 2030	2,490,371,935	531,951,631	(26,666,047)	505,285,584
Advisor Freedom 2035	1,943,021,848	471,157,495	(15,785,532)	455,371,963
Advisor Freedom 2040	1,756,856,119	437,395,631	(13,433,461)	423,962,170
Advisor Freedom 2045	1,116,664,168	250,127,108	(8,964,032)	241,163,076
Advisor Freedom 2050	902,080,172	196,092,516	(7,508,071)	188,584,445
Advisor Freedom 2055	489,883,185	62,452,239	(5,754,661)	56,697,578
Advisor Freedom 2060	92,127,480	6,752,321	(1,379,561)	5,372,760

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$392,912	$2,980,354	$13,095,679
Advisor Freedom 2005	613,522	4,543,877	16,782,253
Advisor Freedom 2010	1,262,467	13,222,975	50,825,957
Advisor Freedom 2015	2,844,489	37,701,148	150,936,769
Advisor Freedom 2020	4,929,379	83,567,283	343,697,335
Advisor Freedom 2025	4,280,614	100,899,777	438,117,766
Advisor Freedom 2030	3,438,348	116,604,885	505,285,584
Advisor Freedom 2035	–	102,592,535	455,371,963
Advisor Freedom 2040	–	93,382,389	423,962,170
Advisor Freedom 2045	–	55,771,760	241,163,076
Advisor Freedom 2050	–	43,724,096	188,584,445
Advisor Freedom 2055	–	20,699,360	56,697,578
Advisor Freedom 2060	–	3,220,337	5,372,760

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,479,795	$4,575,169	$8,054,964
Advisor Freedom 2005	3,441,596	6,709,249	10,150,845
Advisor Freedom 2010	8,293,057	22,575,387	30,868,444
Advisor Freedom 2015	20,730,129	58,088,151	78,818,280
Advisor Freedom 2020	45,067,657	101,465,148	146,532,805
Advisor Freedom 2025	52,699,296	102,487,190	155,186,486
Advisor Freedom 2030	48,565,136	111,543,730	160,108,866
Advisor Freedom 2035	37,748,798	81,868,954	119,617,752
Advisor Freedom 2040	33,812,317	77,196,866	111,009,183
Advisor Freedom 2045	21,019,495	38,018,542	59,038,037
Advisor Freedom 2050	17,138,592	27,266,480	44,405,072
Advisor Freedom 2055	8,442,111	8,069,441	16,511,552
Advisor Freedom 2060	1,263,393	820,311	2,083,704

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,782,357	$2,732,978	$6,515,335
Advisor Freedom 2005	3,906,158	4,580,827	8,486,985
Advisor Freedom 2010	9,640,151	15,417,522	25,057,673
Advisor Freedom 2015	20,641,640	38,321,774	58,963,414
Advisor Freedom 2020	41,343,093	73,591,026	114,934,119
Advisor Freedom 2025	45,162,036	83,482,484	128,644,520
Advisor Freedom 2030	40,217,211	91,778,022	131,995,233
Advisor Freedom 2035	28,988,050	73,989,383	102,977,433
Advisor Freedom 2040	27,161,353	69,309,761	96,471,114
Advisor Freedom 2045	15,824,577	37,749,366	53,573,943
Advisor Freedom 2050	12,292,820	27,694,805	39,987,625
Advisor Freedom 2055	4,898,363	9,240,203	14,138,566
Advisor Freedom 2060	413,071	413,343	826,414

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin)are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the underlying fund shares and in-kind transactions, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	46,296,397	59,267,986
Advisor Freedom 2005	41,748,635	63,765,545
Advisor Freedom 2010	101,864,285	150,503,134
Advisor Freedom 2015	218,501,433	366,602,381
Advisor Freedom 2020	513,755,162	677,574,154
Advisor Freedom 2025	678,350,868	706,141,411
Advisor Freedom 2030	735,363,749	726,085,828
Advisor Freedom 2035	594,656,532	546,849,463
Advisor Freedom 2040	519,945,908	492,530,908
Advisor Freedom 2045	359,081,579	271,293,397
Advisor Freedom 2050	308,983,512	209,501,440
Advisor Freedom 2055	203,188,917	86,089,370
Advisor Freedom 2060	62,638,407	11,518,630

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (June 6, 2017 for Class Z6) through March 31, 2018, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.465%	.415%
Advisor Freedom 2005	.491%	.435%
Advisor Freedom 2010	.533%	.468%
Advisor Freedom 2015	.576%	.503%
Advisor Freedom 2020	.618%	.538%
Advisor Freedom 2025	.661%	.573%
Advisor Freedom 2030	.703%	.608%
Advisor Freedom 2035	.746%	.643%
Advisor Freedom 2040	.746%	.643%
Advisor Freedom 2045	.746%	.643%
Advisor Freedom 2050	.746%	.643%
Advisor Freedom 2055	.746%	.643%
Advisor Freedom 2060	.746%	.643%

Effective June 6, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.365%
Advisor Freedom 2005	.377%
Advisor Freedom 2010	.396%
Advisor Freedom 2015	.415%
Advisor Freedom 2020	.435%
Advisor Freedom 2025	.454%
Advisor Freedom 2030	.474%
Advisor Freedom 2035	.493%
Advisor Freedom 2040	.493%
Advisor Freedom 2045	.493%
Advisor Freedom 2050	.493%
Advisor Freedom 2055	.493%
Advisor Freedom 2060	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$203,785	$7,015
Class M	.25%	.25%	191,939	283
Class C	.75%	.25%	140,375	11,989
			$536,099	$19,287
Advisor Freedom 2005
Class A	-%	.25%	$282,815	$14,284
Class M	.25%	.25%	135,632	1,132
Class C	.75%	.25%	55,217	2,008
			$473,664	$17,424
Advisor Freedom 2010
Class A	-%	.25%	$630,258	$31,144
Class M	.25%	.25%	407,824	5,265
Class C	.75%	.25%	281,989	9,821
			$1,320,071	$46,230
Advisor Freedom 2015
Class A	-%	.25%	$1,525,051	$75,749
Class M	.25%	.25%	884,790	6,223
Class C	.75%	.25%	598,744	33,881
			$3,008,585	$115,853
Advisor Freedom 2020
Class A	-%	.25%	$3,184,642	$137,263
Class M	.25%	.25%	1,960,092	17,303
Class C	.75%	.25%	1,026,644	80,691
			$6,171,378	$235,257
Advisor Freedom 2025
Class A	-%	.25%	$3,729,878	$179,599
Class M	.25%	.25%	2,179,664	12,518
Class C	.75%	.25%	1,006,005	103,706
			$6,915,547	$295,823
Advisor Freedom 2030
Class A	-%	.25%	$3,538,506	$159,952
Class M	.25%	.25%	2,274,456	7,180
Class C	.75%	.25%	971,334	105,334
			$6,784,296	$ 272,466
Advisor Freedom 2035
Class A	-%	.25%	$2,802,979	$123,507
Class M	.25%	.25%	1,780,004	10,614
Class C	.75%	.25%	653,661	79,072
			$5,236,644	$213,193
Advisor Freedom 2040
Class A	-%	.25%	$2,429,549	$104,730
Class M	.25%	.25%	1,701,340	6,813
Class C	.75%	.25%	847,041	76,622
			$4,977,930	$188,165
Advisor Freedom 2045
Class A	-%	.25%	$1,430,117	$75,999
Class M	.25%	.25%	1,003,512	6,359
Class C	.75%	.25%	294,539	47,299
			$2,728,168	$129,657
Advisor Freedom 2050
Class A	-%	.25%	$1,038,185	$43,746
Class M	.25%	.25%	799,580	3,138
Class C	.75%	.25%	311,843	46,944
			$2,149,608	$93,828
Advisor Freedom 2055
Class A	-%	.25%	$487,543	$17,722
Class M	.25%	.25%	335,036	869
Class C	.75%	.25%	99,188	25,404
			$921,767	$43,995
Advisor Freedom 2060
Class A	-%	.25%	$71,934	$3,344
Class M	.25%	.25%	47,052	–
Class C	.75%	.25%	18,189	9,265
			$137,175	$12,609

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$11,024
Class M	1,443
Class C(a)	1,594
$14,061
Advisor Freedom 2005
Class A	$1,357
Class M	646
Class C(a)	561
$2,564
Advisor Freedom 2010
Class A	$7,714
Class M	1,797
Class C(a)	1,403
$10,914
Advisor Freedom 2015
Class A	$16,996
Class M	8,705
Class C(a)	4,507
$30,208
Advisor Freedom 2020
Class A	$52,281
Class M	20,115
Class C(a)	10,107
$82,503
Advisor Freedom 2025
Class A	$80,322
Class M	32,686
Class C(a)	8,636
$121,644
Advisor Freedom 2030
Class A	$92,521
Class M	31,956
Class C(a)	11,018
$135,495
Advisor Freedom 2035
Class A	$74,181
Class M	29,665
Class C(a)	10,459
$114,305
Advisor Freedom 2040
Class A	$86,433
Class M	25,729
Class C(a)	12,212
$124,374
Advisor Freedom 2045
Class A	$55,066
Class M	19,331
Class C(a)	8,801
$83,198
Advisor Freedom 2050
Class A	$53,201
Class M	13,792
Class C(a)	6,448
$73,441
Advisor Freedom 2055
Class A	$30,685
Class M	10,593
Class C(a)	3,439
$44,717
Advisor Freedom 2060
Class M	$–
Class C(a)	707
$707

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

7. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$56
Class M	.50%	26
Class C	1.00%	9
Class I	–%	55
Advisor Freedom 2005
Class A	.25%	$77
Class M	.50%	18
Class C	1.00%	4
Class I	–%	39
Advisor Freedom 2010
Class A	.25%	$173
Class M	.50%	54
Class C	1.00%	19
Class I	–%	88
Advisor Freedom 2015
Class A	.25%	$420
Class M	.50%	119
Class C	1.00%	41
Class I	–%	215
Advisor Freedom 2020
Class A	.25%	$852
Class M	.50%	260
Class C	1.00%	67
Class I	–%	499
Advisor Freedom 2025
Class A	.25%	$968
Class M	.50%	278
Class C	1.00%	65
Class I	–%	594
Advisor Freedom 2030
Class A	.25%	$912
Class M	.50%	289
Class C	1.00%	62
Class I	–%	593
Advisor Freedom 2035
Class A	.25%	$716
Class M	.50%	221
Class C	1.00%	41
Class I	–%	470
Advisor Freedom 2040
Class A	.25%	$621
Class M	.50%	213
Class C	1.00%	53
Class I	-%	439
Advisor Freedom 2045
Class A	.25%	$356
Class M	.50%	123
Class C	1.00%	18
Class I	–%	285
Advisor Freedom 2050
Class A	.25%	$255
Class M	.50%	96
Class C	1.00%	19
Class I	–%	240
Advisor Freedom 2055
Class A	.25%	$110
Class M	.50%	37
Class C	1.00%	6
Class I	–%	111
Advisor Freedom 2060
Class A	.25%	$12
Class M	.50%	4
Class C	1.00%	1
Class I	–%	12

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$7
Advisor Freedom 2005	1
Advisor Freedom 2010	3
Advisor Freedom 2015	1
Advisor Freedom 2020	18
Advisor Freedom 2025	49
Advisor Freedom 2030	5
Advisor Freedom 2035	6
Advisor Freedom 2040	8
Advisor Freedom 2045	6
Advisor Freedom 2050	-
Advisor Freedom 2055	-
Advisor Freedom 2060	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018(a)	Year ended March 31, 2017
Advisor Freedom Income
From net investment income
Class A	$1,099,143	$1,396,856
Class M	434,009	493,459
Class B	–	527
Class C	84,788	113,110
Class I	1,334,162	1,403,708
Class Z6	14,910	–
Total	$2,967,012	$3,407,660
From net realized gain
Class A	$1,878,730	$1,266,025
Class M	905,373	548,704
Class B	–	4,869
Class C	326,433	195,946
Class I	1,957,623	1,092,131
Class Z6	19,793	–
Total	$5,087,952	$3,107,675
Advisor Freedom 2005
From net investment income
Class A	$1,499,668	$1,973,197
Class M	314,597	385,893
Class B	–	184
Class C	29,260	51,825
Class I	965,073	1,130,500
Class Z6	3,311	–
Total	$2,811,909	$3,541,599
From net realized gain
Class A	$4,027,753	$2,829,723
Class M	991,902	631,717
Class B	–	4,475
Class C	192,899	134,120
Class I	2,120,987	1,345,351
Class Z6	5,395	–
Total	$7,338,936	$4,945,386
Advisor Freedom 2010
From net investment income
Class A	$3,281,846	$4,477,860
Class M	928,807	1,130,843
Class B	–	85
Class C	171,747	252,508
Class I	2,274,695	2,427,938
Class Z6	5,012	–
Total	$6,662,107	$8,289,234
From net realized gain
Class A	$12,108,352	$9,091,246
Class M	4,030,464	2,666,131
Class B	–	18,204
Class C	1,392,028	905,318
Class I	6,664,800	4,087,540
Class Z6	10,693	–
Total	$24,206,337	$16,768,439
Advisor Freedom 2015
From net investment income
Class A	$7,973,130	$10,387,191
Class M	1,948,902	2,380,290
Class C	332,783	497,030
Class I	5,348,653	5,952,820
Class Z6	43,354	–
Total	$15,646,822	$19,217,331
From net realized gain
Class A	$32,654,337	$21,478,534
Class M	9,539,452	5,718,301
Class B	–	56,551
Class C	3,208,781	1,897,955
Class I	17,671,857	10,594,742
Class Z6	97,031	–
Total	$63,171,458	$39,746,083
Advisor Freedom 2020
From net investment income
Class A	$16,243,820	$19,983,983
Class M	4,166,252	4,842,366
Class C	631,334	767,338
Class I	12,480,682	12,773,120
Class Z6	54,384	–
Total	$33,576,472	$38,366,807
From net realized gain
Class A	$56,102,883	$40,296,263
Class M	17,427,080	11,312,600
Class B	–	157,930
Class C	4,617,388	2,955,952
Class I	34,710,233	21,844,567
Class Z6	98,749	–
Total	$112,956,333	$76,567,312
Advisor Freedom 2025
From net investment income
Class A	$18,093,765	$21,470,705
Class M	4,378,723	4,782,696
Class C	563,682	732,090
Class I	14,900,347	14,353,988
Class Z6	64,554	–
Total	$38,001,071	$41,339,479
From net realized gain
Class A	$58,214,610	$45,815,189
Class M	17,087,190	12,169,386
Class B	–	136,189
Class C	3,945,982	2,834,506
Class I	37,833,645	26,349,771
Class Z6	103,988	–
Total	$117,185,415	$87,305,041
Advisor Freedom 2030
From net investment income
Class A	$14,665,530	$18,430,435
Class M	3,839,299	4,678,224
Class C	484,808	683,038
Class I	13,363,681	13,350,800
Class Z6	76,802	–
Total	$32,430,120	$37,142,497
From net realized gain
Class A	$61,142,849	$47,411,197
Class M	19,943,569	14,575,332
Class B	–	181,885
Class C	4,240,085	3,005,327
Class I	42,210,713	29,678,995
Class Z6	141,530	–
Total	$127,678,746	$94,852,736
Advisor Freedom 2035
From net investment income
Class A	$10,040,682	$13,587,492
Class M	2,832,544	3,416,658
Class C	299,727	426,644
Class I	9,653,819	9,563,549
Class Z6	41,993	–
Total	$22,868,765	$26,994,343
From net realized gain
Class A	$46,063,469	$38,475,348
Class M	14,617,860	10,912,610
Class B	–	135,368
Class C	2,740,366	1,993,967
Class I	33,253,804	24,465,797
Class Z6	73,488	–
Total	$96,748,987	$75,983,090
Advisor Freedom 2040
From net investment income
Class A	$8,881,190	$11,910,732
Class M	2,655,243	3,348,294
Class C	390,961	560,185
Class I	8,816,392	9,099,703
Class Z6	35,650	–
Total	$20,779,436	$24,918,914
From net realized gain
Class A	$40,808,993	$34,090,941
Class M	14,342,170	11,320,686
Class B	–	170,019
Class C	3,641,921	2,679,478
Class I	31,372,523	23,291,076
Class Z6	64,140	–
Total	$90,229,747	$71,552,200
Advisor Freedom 2045
From net investment income
Class A	$5,219,007	$6,743,556
Class M	1,576,055	1,906,757
Class C	129,725	189,014
Class I	5,947,360	5,692,571
Class Z6	27,145	–
Total	$12,899,292	$14,531,898
From net realized gain
Class A	$20,301,003	$18,452,182
Class M	7,111,464	5,768,381
Class B	–	39,187
Class C	1,051,413	829,711
Class I	17,635,957	13,952,584
Class Z6	38,908	–
Total	$46,138,745	$39,042,045
Advisor Freedom 2050
From net investment income
Class A	$3,857,081	$4,709,123
Class M	1,283,517	1,501,192
Class C	145,803	192,567
Class I	4,942,896	4,786,719
Class Z6	22,378	–
Total	$10,251,675	$11,189,601
From net realized gain
Class A	$13,859,582	$12,279,605
Class M	5,314,395	4,394,815
Class B	–	48,585
Class C	1,032,638	839,720
Class I	13,916,045	11,235,299
Class Z6	30,737	–
Total	$34,153,397	$28,798,024
Advisor Freedom 2055
From net investment income
Class A	$1,844,591	$1,870,569
Class M	555,719	561,240
Class C	45,985	55,815
Class I	2,580,264	2,079,458
Class Z6	23,513	–
Total	$5,050,072	$4,567,082
From net realized gain
Class A	$4,611,171	$4,075,271
Class M	1,578,617	1,364,510
Class C	232,494	180,787
Class I	5,016,561	3,950,916
Class Z6	22,637	–
Total	$11,461,480	$9,571,484
Advisor Freedom 2060
From net investment income
Class A	$303,602	$172,576
Class M	87,416	37,768
Class C	11,911	5,349
Class I	372,369	159,040
Class Z6	5,927	–
Total	$781,225	$374,733
From net realized gain
Class A	$536,013	$226,072
Class M	172,103	57,107
Class C	34,235	18,997
Class I	555,272	149,505
Class Z6	4,856	–
Total	$1,302,479	$451,681

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018(a)	Year ended March 31, 2017	Year ended March 31, 2018(a)	Year ended March 31, 2017
Advisor Freedom Income
Class A
Shares sold	1,561,114	2,494,487	$17,372,724	$26,903,908
Reinvestment of distributions	267,313	246,230	2,956,413	2,629,753
Shares redeemed	(2,954,671)	(4,027,001)	(32,858,285)	(43,404,632)
Net increase (decrease)	(1,126,244)	(1,286,284)	$(12,529,148)	$(13,870,971)
Class M
Shares sold	1,231,544	1,069,596	$13,671,270	$11,534,711
Reinvestment of distributions	119,232	95,143	1,317,819	1,014,496
Shares redeemed	(1,400,766)	(1,678,273)	(15,542,444)	(18,101,104)
Net increase (decrease)	(49,990)	(513,534)	$(553,355)	$(5,551,897)
Class B
Shares sold	–	1,191	$–	$12,706
Reinvestment of distributions	–	508	–	5,371
Shares redeemed	–	(62,185)	–	(661,437)
Net increase (decrease)	–	(60,486)	$–	$(643,360)
Class C
Shares sold	273,309	198,081	$3,025,706	$2,132,123
Reinvestment of distributions	33,546	25,254	370,253	268,554
Shares redeemed	(379,554)	(287,063)	(4,206,642)	(3,096,537)
Net increase (decrease)	(72,699)	(63,728)	$(810,683)	$(695,860)
Class I
Shares sold	2,536,795	2,592,320	$28,278,478	$28,091,075
Reinvestment of distributions	293,632	231,637	3,259,663	2,482,393
Shares redeemed	(2,708,353)	(3,194,359)	(30,196,704)	(34,573,157)
Net increase (decrease)	122,074	(370,402)	$1,341,437	$(3,999,689)
Class Z6
Shares sold	206,804	–	$2,315,726	$–
Reinvestment of distributions	3,119	–	34,703	–
Shares redeemed	(56,618)	–	(629,544)	–
Net increase (decrease)	153,305	–	$1,720,885	$–
Advisor Freedom 2005
Class A
Shares sold	1,335,163	2,248,874	$16,124,405	$26,161,114
Reinvestment of distributions	452,684	414,812	5,409,480	4,716,740
Shares redeemed	(3,307,757)	(4,357,389)	(40,042,858)	(50,652,047)
Net increase (decrease)	(1,519,910)	(1,693,703)	$(18,508,973)	$(19,774,193)
Class M
Shares sold	594,769	674,483	$7,157,573	$7,841,512
Reinvestment of distributions	108,652	88,172	1,298,447	1,002,121
Shares redeemed	(833,574)	(1,039,759)	(10,035,595)	(12,094,590)
Net increase (decrease)	(130,153)	(277,104)	$(1,579,575)	$(3,250,957)
Class B
Shares sold	–	2	$–	$26
Reinvestment of distributions	–	408	–	4,639
Shares redeemed	–	(29,514)	–	(337,993)
Net increase (decrease)	–	(29,104)	$–	$(333,328)
Class C
Shares sold	112,314	50,507	$1,348,518	$586,955
Reinvestment of distributions	17,487	15,214	209,035	172,750
Shares redeemed	(113,001)	(132,932)	(1,365,341)	(1,546,152)
Net increase (decrease)	16,800	(67,211)	$192,212	$(786,447)
Class I
Shares sold	1,578,344	1,711,139	$19,235,581	$20,022,716
Reinvestment of distributions	255,470	215,242	3,073,797	2,463,732
Shares redeemed	(1,832,308)	(2,317,228)	(22,354,226)	(27,091,146)
Net increase (decrease)	1,506	(390,847)	$(44,848)	$(4,604,698)
Class Z6
Shares sold	122,579	–	$1,494,714	$–
Reinvestment of distributions	722	–	8,706	–
Shares redeemed	(5,951)	–	(71,881)	–
Net increase (decrease)	117,350	–	$1,431,539	$–
Advisor Freedom 2010
Class A
Shares sold	3,564,998	4,202,210	$44,943,820	$50,632,735
Reinvestment of distributions	1,224,022	1,136,991	15,229,168	13,390,689
Shares redeemed	(7,574,224)	(11,642,884)	(95,614,997)	(140,759,640)
Net increase (decrease)	(2,785,204)	(6,303,683)	$(35,442,009)	$(76,736,216)
Class M
Shares sold	1,361,175	1,568,969	$17,164,227	$18,878,541
Reinvestment of distributions	398,510	321,077	4,940,676	3,768,669
Shares redeemed	(2,349,250)	(2,892,565)	(29,490,893)	(34,889,456)
Net increase (decrease)	(589,565)	(1,002,519)	$(7,385,990)	$(12,242,246)
Class B
Shares sold	–	493	$–	$5,909
Reinvestment of distributions	–	1,445	–	16,965
Shares redeemed	–	(97,295)	–	(1,146,600)
Net increase (decrease)	–	(95,357)	$–	$(1,123,726)
Class C
Shares sold	116,566	162,229	$1,455,262	$1,942,907
Reinvestment of distributions	120,905	92,679	1,491,052	1,082,047
Shares redeemed	(499,934)	(421,870)	(6,234,706)	(5,021,203)
Net increase (decrease)	(262,463)	(166,962)	$(3,288,392)	$(1,996,249)
Class I
Shares sold	3,628,003	2,987,760	$46,034,277	$36,241,094
Reinvestment of distributions	704,786	549,470	8,802,985	6,498,678
Shares redeemed	(3,930,369)	(5,005,652)	(49,731,898)	(60,609,754)
Net increase (decrease)	402,420	(1,468,422)	$5,105,364	$(17,869,982)
Class Z6
Shares sold	425,699	–	$5,402,891	$–
Reinvestment of distributions	1,253	–	15,705	–
Shares redeemed	(46,433)	–	(583,499)	–
Net increase (decrease)	380,519	–	$4,835,097	$–
Advisor Freedom 2015
Class A
Shares sold	6,359,677	11,192,220	$81,015,805	$134,714,283
Reinvestment of distributions	3,202,904	2,687,681	40,291,135	31,512,077
Shares redeemed	(18,372,028)	(23,911,759)	(233,983,987)	(287,958,855)
Net increase (decrease)	(8,809,447)	(10,031,858)	$(112,677,047)	$(121,732,495)
Class M
Shares sold	2,736,122	3,553,783	$34,744,143	$42,739,339
Reinvestment of distributions	907,945	680,892	11,406,069	7,971,907
Shares redeemed	(4,687,987)	(5,938,688)	(59,601,397)	(71,417,477)
Net increase (decrease)	(1,043,920)	(1,704,013)	$(13,451,185)	$(20,706,231)
Class B
Shares sold	–	289	$–	$3,362
Reinvestment of distributions	–	4,552	–	52,894
Shares redeemed	–	(268,343)	–	(3,136,375)
Net increase (decrease)	–	(263,502)	$–	$(3,080,119)
Class C
Shares sold	430,509	429,086	$5,422,977	$5,148,246
Reinvestment of distributions	276,036	198,520	3,447,300	2,308,212
Shares redeemed	(1,295,042)	(1,065,959)	(16,430,837)	(12,720,124)
Net increase (decrease)	(588,497)	(438,353)	$(7,560,560)	$(5,263,666)
Class I
Shares sold	8,187,613	6,719,861	$105,325,150	$81,632,572
Reinvestment of distributions	1,790,662	1,388,672	22,716,014	16,411,339
Shares redeemed	(9,768,474)	(13,153,332)	(125,622,049)	(159,964,116)
Net increase (decrease)	209,801	(5,044,799)	$2,419,115	$(61,920,205)
Class Z6
Shares sold	1,089,010	–	$14,093,662	$–
Reinvestment of distributions	11,019	–	140,385	–
Shares redeemed	(81,911)	–	(1,049,457)	–
Net increase (decrease)	1,018,118	–	$13,184,590	$–
Advisor Freedom 2020
Class A
Shares sold	15,638,670	22,259,083	$215,678,977	$284,697,924
Reinvestment of distributions	5,240,623	4,781,037	71,580,589	59,403,628
Shares redeemed	(32,501,753)	(43,489,286)	(448,248,436)	(556,732,167)
Net increase (decrease)	(11,622,460)	(16,449,166)	$(160,988,870)	$(212,630,615)
Class M
Shares sold	5,929,123	8,239,623	$81,613,945	$105,605,312
Reinvestment of distributions	1,564,174	1,282,077	21,368,634	15,926,563
Shares redeemed	(9,968,053)	(11,253,403)	(137,166,621)	(144,187,473)
Net increase (decrease)	(2,474,756)	(1,731,703)	$(34,184,042)	$(22,655,598)
Class B
Shares sold	–	754	$–	$9,263
Reinvestment of distributions	–	12,000	–	147,357
Shares redeemed	–	(650,519)	–	(8,037,147)
Net increase (decrease)	–	(637,765)	$–	$(7,880,527)
Class C
Shares sold	948,078	952,705	$12,932,083	$12,091,583
Reinvestment of distributions	375,317	288,834	5,093,860	3,559,407
Shares redeemed	(1,720,609)	(2,034,383)	(23,548,361)	(25,901,629)
Net increase (decrease)	(397,214)	(792,844)	$(5,522,418)	$(10,250,639)
Class I
Shares sold	18,997,484	17,509,622	$264,269,563	$225,983,350
Reinvestment of distributions	3,388,242	2,753,677	46,653,405	34,489,320
Shares redeemed	(19,661,892)	(25,762,580)	(273,240,745)	(332,675,770)
Net increase (decrease)	2,723,834	(5,499,281)	$37,682,223	$(72,203,100)
Class Z6
Shares sold	2,198,548	–	$31,162,379	$–
Reinvestment of distributions	11,033	–	153,133	–
Shares redeemed	(99,389)	–	(1,386,209)	–
Net increase (decrease)	2,110,192	–	$29,929,303	$–
Advisor Freedom 2025
Class A
Shares sold	21,155,632	25,601,574	$291,258,604	$322,205,614
Reinvestment of distributions	5,553,494	5,447,622	75,773,123	66,353,250
Shares redeemed	(36,469,562)	(42,382,865)	(500,742,895)	(533,830,938)
Net increase (decrease)	(9,760,436)	(11,333,669)	$(133,711,168)	$(145,272,074)
Class M
Shares sold	7,381,740	9,663,460	$101,335,661	$121,810,664
Reinvestment of distributions	1,551,203	1,365,367	21,218,934	16,658,442
Shares redeemed	(9,297,407)	(11,675,916)	(127,887,305)	(147,231,177)
Net increase (decrease)	(364,464)	(647,089)	$(5,332,710)	$(8,762,071)
Class B
Shares sold	–	575	$–	$6,910
Reinvestment of distributions	–	10,996	–	131,516
Shares redeemed	–	(506,132)	–	(6,082,906)
Net increase (decrease)	–	(494,561)	$–	$(5,944,480)
Class C
Shares sold	1,054,413	1,173,292	$14,230,748	$14,579,050
Reinvestment of distributions	326,578	285,842	4,400,480	3,429,289
Shares redeemed	(1,717,786)	(1,482,837)	(23,308,720)	(18,448,804)
Net increase (decrease)	(336,795)	(23,703)	$(4,677,492)	$(440,465)
Class I
Shares sold	25,378,468	21,283,507	$351,808,654	$270,333,001
Reinvestment of distributions	3,774,323	3,304,105	51,976,785	40,606,737
Shares redeemed	(21,969,142)	(28,567,674)	(304,482,920)	(363,666,811)
Net increase (decrease)	7,183,649	(3,980,062)	$99,302,519	$(52,727,073)
Class Z6
Shares sold	1,889,983	–	$26,814,303	$–
Reinvestment of distributions	12,099	–	168,542	–
Shares redeemed	(102,569)	–	(1,434,592)	–
Net increase (decrease)	1,799,513	–	$25,548,253	$–
Advisor Freedom 2030
Class A
Shares sold	18,673,471	24,154,997	$278,431,607	$322,352,172
Reinvestment of distributions	5,074,757	5,047,646	75,068,077	64,726,553
Shares redeemed	(31,998,170)	(37,622,901)	(475,713,945)	(502,399,777)
Net increase (decrease)	(8,249,942)	(8,420,258)	$(122,214,261)	$(115,321,052)
Class M
Shares sold	6,811,790	9,067,980	$100,640,388	$120,441,600
Reinvestment of distributions	1,596,336	1,490,663	23,510,770	19,010,341
Shares redeemed	(9,448,868)	(11,814,020)	(139,471,738)	(157,007,286)
Net increase (decrease)	(1,040,742)	(1,255,377)	$(15,320,580)	$(17,555,345)
Class B
Shares sold	–	806	$–	$10,114
Reinvestment of distributions	–	13,509	–	169,402
Shares redeemed	–	(539,084)	–	(6,796,686)
Net increase (decrease)	–	(524,769)	$–	$(6,617,170)
Class C
Shares sold	964,743	1,101,268	$14,139,943	$14,505,929
Reinvestment of distributions	315,301	279,157	4,593,826	3,516,570
Shares redeemed	(1,529,804)	(1,426,059)	(22,415,105)	(18,791,556)
Net increase (decrease)	(249,760)	(45,634)	$(3,681,336)	$(769,057)
Class I
Shares sold	24,584,566	18,963,300	$367,677,762	$254,803,137
Reinvestment of distributions	3,663,231	3,331,692	54,563,348	42,991,010
Shares redeemed	(20,246,824)	(26,887,285)	(302,278,371)	(361,278,339)
Net increase (decrease)	8,000,973	(4,592,293)	$119,962,739	$(63,484,192)
Class Z6
Shares sold	1,841,365	–	$28,526,620	$–
Reinvestment of distributions	14,449	–	218,332	–
Shares redeemed	(68,960)	–	(1,049,203)	–
Net increase (decrease)	1,786,854	–	$27,695,749	$–
Advisor Freedom 2035
Class A
Shares sold	16,076,305	20,964,331	$233,388,018	$266,773,952
Reinvestment of distributions	3,857,946	4,215,522	55,595,824	51,222,283
Shares redeemed	(28,095,944)	(31,584,221)	(406,790,784)	(403,185,266)
Net increase (decrease)	(8,161,693)	(6,404,368)	$(117,806,942)	$(85,189,031)
Class M
Shares sold	6,398,268	8,015,582	$91,831,716	$101,168,617
Reinvestment of distributions	1,206,444	1,171,573	17,272,407	14,118,577
Shares redeemed	(7,462,512)	(8,653,016)	(106,846,943)	(109,243,486)
Net increase (decrease)	142,200	534,139	$2,257,180	$6,043,708
Class B
Shares sold	–	387	$–	$4,628
Reinvestment of distributions	–	11,097	–	130,498
Shares redeemed	–	(378,032)	–	(4,470,318)
Net increase (decrease)	–	(366,548)	$–	$(4,335,192)
Class C
Shares sold	693,842	820,719	$9,794,664	$10,303,416
Reinvestment of distributions	212,457	199,168	2,989,811	2,358,471
Shares redeemed	(945,420)	(910,537)	(13,367,741)	(11,305,483)
Net increase (decrease)	(39,121)	109,350	$(583,266)	$1,356,404
Class I
Shares sold	21,843,836	16,521,392	$318,376,949	$212,505,868
Reinvestment of distributions	2,892,062	2,773,266	42,049,701	33,964,901
Shares redeemed	(16,207,972)	(24,049,130)	(235,522,368)	(309,011,122)
Net increase (decrease)	8,527,926	(4,754,472)	$124,904,282	$(62,540,353)
Class Z6
Shares sold	1,087,189	–	$16,548,830	$–
Reinvestment of distributions	7,787	–	115,481	–
Shares redeemed	(24,549)	–	(369,912)	–
Net increase (decrease)	1,070,427	–	$16,294,399	$–
Advisor Freedom 2040
Class A
Shares sold	13,534,093	17,466,598	$210,888,429	$237,762,232
Reinvestment of distributions	3,189,871	3,476,525	49,256,170	45,294,736
Shares redeemed	(22,500,034)	(26,454,006)	(348,416,945)	(361,822,566)
Net increase (decrease)	(5,776,070)	(5,510,883)	$(88,272,346)	$(78,765,598)
Class M
Shares sold	5,361,973	7,472,615	$82,647,592	$101,507,043
Reinvestment of distributions	1,095,300	1,120,388	16,854,754	14,523,730
Shares redeemed	(6,875,453)	(9,684,613)	(106,016,831)	(131,502,202)
Net increase (decrease)	(418,180)	(1,091,610)	$(6,514,485)	$(15,471,429)
Class B
Shares sold	–	811	$–	$10,383
Reinvestment of distributions	–	12,839	–	162,282
Shares redeemed	–	(438,998)	–	(5,572,683)
Net increase (decrease)	–	(425,348)	$–	$(5,400,018)
Class C
Shares sold	663,291	800,047	$10,055,292	$10,704,582
Reinvestment of distributions	263,236	248,578	3,975,590	3,160,945
Shares redeemed	(987,718)	(1,091,446)	(15,051,497)	(14,671,044)
Net increase (decrease)	(61,191)	(42,821)	$(1,020,615)	$(805,517)
Class I
Shares sold	18,668,939	15,829,040	$291,013,150	$218,014,568
Reinvestment of distributions	2,537,951	2,469,110	39,478,312	32,375,295
Shares redeemed	(15,449,375)	(21,207,635)	(239,687,652)	(291,344,802)
Net increase (decrease)	5,757,515	(2,909,485)	$90,803,810	$(40,954,939)
Class Z6
Shares sold	794,020	–	$12,962,617	$–
Reinvestment of distributions	6,296	–	99,790	–
Shares redeemed	(47,766)	–	(764,460)	–
Net increase (decrease)	752,550	–	$12,297,947	$–
Advisor Freedom 2045
Class A
Shares sold	13,727,303	17,252,582	$165,419,383	$181,853,072
Reinvestment of distributions	2,111,307	2,462,232	25,306,735	24,750,233
Shares redeemed	(18,819,577)	(22,305,034)	(226,166,494)	(235,715,209)
Net increase (decrease)	(2,980,967)	(2,590,220)	$(35,440,376)	$(29,111,904)
Class M
Shares sold	5,337,435	6,628,910	$63,538,185	$69,214,923
Reinvestment of distributions	725,117	764,715	8,629,046	7,631,868
Shares redeemed	(5,588,094)	(6,339,013)	(66,670,324)	(66,446,041)
Net increase (decrease)	474,458	1,054,612	$5,496,907	$10,400,750
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	4,003	–	39,186
Shares redeemed	–	(129,611)	–	(1,280,562)
Net increase (decrease)	–	(125,608)	$–	$(1,241,376)
Class C
Shares sold	538,892	583,548	$6,337,359	$6,073,526
Reinvestment of distributions	100,141	102,586	1,176,826	1,011,119
Shares redeemed	(569,666)	(525,797)	(6,680,355)	(5,471,361)
Net increase (decrease)	69,367	160,337	$833,830	$1,613,284
Class I
Shares sold	18,230,130	15,244,964	$220,391,466	$162,005,611
Reinvestment of distributions	1,909,984	1,939,715	23,065,247	19,643,941
Shares redeemed	(13,073,999)	(18,032,871)	(157,647,342)	(191,509,176)
Net increase (decrease)	7,066,115	(848,192)	$85,809,371	$(9,859,624)
Class Z6
Shares sold	773,539	–	$9,848,378	$–
Reinvestment of distributions	5,348	–	66,053	–
Shares redeemed	(36,784)	–	(463,616)	–
Net increase (decrease)	742,103	–	$9,450,815	$–
Advisor Freedom 2050
Class A
Shares sold	11,534,676	13,799,385	$138,373,199	$144,640,305
Reinvestment of distributions	1,468,363	1,662,896	17,545,962	16,634,412
Shares redeemed	(14,017,700)	(15,826,474)	(167,648,735)	(166,323,863)
Net increase (decrease)	(1,014,661)	(364,193)	$(11,729,574)	$(5,049,146)
Class M
Shares sold	4,567,158	5,371,614	$54,283,581	$55,898,271
Reinvestment of distributions	548,964	588,794	6,528,163	5,856,350
Shares redeemed	(4,589,984)	(5,359,307)	(54,563,744)	(55,940,464)
Net increase (decrease)	526,138	601,101	$6,248,000	$5,814,157
Class B
Shares sold	–	29	$–	$284
Reinvestment of distributions	–	4,919	–	47,861
Shares redeemed	–	(174,970)	–	(1,712,712)
Net increase (decrease)	–	(170,022)	$–	$(1,664,567)
Class C
Shares sold	549,763	567,474	$6,479,431	$5,874,580
Reinvestment of distributions	99,910	103,905	1,175,213	1,020,402
Shares redeemed	(472,463)	(548,371)	(5,565,541)	(5,674,279)
Net increase (decrease)	177,210	123,008	$2,089,103	$1,220,703
Class I
Shares sold	15,917,116	14,138,033	$191,830,629	$149,514,359
Reinvestment of distributions	1,535,401	1,591,607	18,474,731	16,017,973
Shares redeemed	(11,055,908)	(15,379,922)	(132,614,886)	(162,081,239)
Net increase (decrease)	6,396,609	349,718	$77,690,474	$3,451,093
Class Z6
Shares sold	472,741	–	$5,954,232	$–
Reinvestment of distributions	4,315	–	53,115	–
Shares redeemed	(34,945)	–	(435,038)	–
Net increase (decrease)	442,111	–	$5,572,309	$–
Advisor Freedom 2055
Class A
Shares sold	7,389,570	7,916,560	$97,025,975	$90,375,985
Reinvestment of distributions	464,392	523,156	6,094,883	5,707,929
Shares redeemed	(6,137,615)	(6,295,906)	(80,819,354)	(72,106,749)
Net increase (decrease)	1,716,347	2,143,810	$22,301,504	$23,977,165
Class M
Shares sold	2,572,643	2,732,217	$33,545,253	$31,007,914
Reinvestment of distributions	162,770	177,026	2,128,319	1,922,189
Shares redeemed	(2,024,835)	(1,948,491)	(26,432,101)	(22,224,779)
Net increase (decrease)	710,578	960,752	$9,241,471	$10,705,324
Class C
Shares sold	234,550	316,652	$3,032,224	$3,576,645
Reinvestment of distributions	21,409	21,848	278,373	236,075
Shares redeemed	(154,192)	(151,022)	(2,007,723)	(1,727,417)
Net increase (decrease)	101,767	187,478	$1,302,874	$2,085,303
Class I
Shares sold	9,490,266	8,513,386	$125,145,410	$97,753,864
Reinvestment of distributions	575,059	550,025	7,595,782	6,030,191
Shares redeemed	(5,026,424)	(6,340,869)	(66,081,707)	(72,851,876)
Net increase (decrease)	5,038,901	2,722,542	$66,659,485	$30,932,179
Class Z6
Shares sold	249,882	–	$3,376,620	$–
Reinvestment of distributions	3,421	–	46,150	–
Shares redeemed	(21,021)	–	(287,425)	–
Net increase (decrease)	232,282	–	$3,135,345	$–
Advisor Freedom 2060
Class A
Shares sold	2,518,107	1,725,527	$29,318,657	$17,397,251
Reinvestment of distributions	69,940	40,951	818,159	397,839
Shares redeemed	(1,111,272)	(990,604)	(13,053,777)	(9,965,288)
Net increase (decrease)	1,476,775	775,874	$17,083,039	$7,829,802
Class M
Shares sold	853,066	493,796	$9,913,922	$5,040,285
Reinvestment of distributions	22,158	9,778	259,519	94,875
Shares redeemed	(341,132)	(303,525)	(4,020,381)	(3,017,633)
Net increase (decrease)	534,092	200,049	$6,153,060	$2,117,527
Class C
Shares sold	143,405	85,955	$1,675,744	$874,633
Reinvestment of distributions	3,926	2,528	46,030	24,346
Shares redeemed	(39,845)	(110,184)	(460,687)	(1,080,968)
Net increase (decrease)	107,486	(21,701)	$1,261,087	$(181,989)
Class I
Shares sold	2,852,854	1,641,454	$33,462,097	$16,721,474
Reinvestment of distributions	78,919	31,488	927,618	308,545
Shares redeemed	(957,855)	(596,496)	(11,278,135)	(6,056,581)
Net increase (decrease)	1,973,918	1,076,446	$23,111,580	$10,973,438
Class Z6
Shares sold	137,048	–	$1,670,098	$–
Reinvestment of distributions	901	–	10,783	–
Shares redeemed	(70,553)	–	(867,591)	–
Net increase (decrease)	67,396	–	$813,290	$–

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity Growth Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Equity Value Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Growth & Income Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Growth Opportunities Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Opportunistic Insights Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Small Cap Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10%	14%	17%	16%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity Value Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Advisor Freedom Income
Class A	.72%
Actual		$1,000.00	$1,008.70	$3.61
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,007.50	$4.85
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,005.00	$7.35
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Class I	.47%
Actual		$1,000.00	$1,009.90	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z6	.37%
Actual		$1,000.00	$1,009.80	$1.85
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Advisor Freedom 2005
Class A	.74%
Actual		$1,000.00	$1,013.80	$3.72
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	.99%
Actual		$1,000.00	$1,013.10	$4.97
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class C	1.49%
Actual		$1,000.00	$1,010.30	$7.47
Hypothetical-C		$1,000.00	$1,017.50	$7.49
Class I	.49%
Actual		$1,000.00	$1,015.10	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class Z6	.38%
Actual		$1,000.00	$1,016.70	$1.91
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Advisor Freedom 2010
Class A	.78%
Actual		$1,000.00	$1,018.70	$3.93
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	1.03%
Actual		$1,000.00	$1,017.20	$5.18
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class C	1.53%
Actual		$1,000.00	$1,014.90	$7.69
Hypothetical-C		$1,000.00	$1,017.30	$7.70
Class I	.53%
Actual		$1,000.00	$1,019.40	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class Z6	.40%
Actual		$1,000.00	$1,020.90	$2.02
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Advisor Freedom 2015
Class A	.83%
Actual		$1,000.00	$1,023.80	$4.19
Hypothetical-C		$1,000.00	$1,020.79	$4.18
Class M	1.08%
Actual		$1,000.00	$1,022.10	$5.44
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.58%
Actual		$1,000.00	$1,018.70	$7.95
Hypothetical-C		$1,000.00	$1,017.05	$7.95
Class I	.58%
Actual		$1,000.00	$1,024.20	$2.93
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class Z6	.42%
Actual		$1,000.00	$1,025.10	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Advisor Freedom 2020
Class A	.87%
Actual		$1,000.00	$1,026.00	$4.39
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.12%
Actual		$1,000.00	$1,024.90	$5.65
Hypothetical-C		$1,000.00	$1,019.35	$5.64
Class C	1.62%
Actual		$1,000.00	$1,022.20	$8.17
Hypothetical-C		$1,000.00	$1,016.85	$8.15
Class I	.62%
Actual		$1,000.00	$1,027.20	$3.13
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class Z6	.44%
Actual		$1,000.00	$1,028.40	$2.23
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Advisor Freedom 2025
Class A	.91%
Actual		$1,000.00	$1,029.40	$4.60
Hypothetical-C		$1,000.00	$1,020.39	$4.58
Class M	1.16%
Actual		$1,000.00	$1,027.60	$5.86
Hypothetical-C		$1,000.00	$1,019.15	$5.84
Class C	1.66%
Actual		$1,000.00	$1,025.00	$8.38
Hypothetical-C		$1,000.00	$1,016.65	$8.35
Class I	.66%
Actual		$1,000.00	$1,030.60	$3.34
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class Z6	.45%
Actual		$1,000.00	$1,031.00	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Advisor Freedom 2030
Class A	.95%
Actual		$1,000.00	$1,035.40	$4.82
Hypothetical-C		$1,000.00	$1,020.19	$4.78
Class M	1.20%
Actual		$1,000.00	$1,033.90	$6.08
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.70%
Actual		$1,000.00	$1,032.00	$8.61
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Class I	.70%
Actual		$1,000.00	$1,036.80	$3.55
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class Z6	.47%
Actual		$1,000.00	$1,038.20	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Advisor Freedom 2035
Class A	1.00%
Actual		$1,000.00	$1,041.40	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.00	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.10	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,042.80	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.00	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$1,042.80	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.30	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.60	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.20	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.30	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$1,042.30	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.90	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.80	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.30	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.70	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$1,042.60	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.20	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,039.10	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.50	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$1,042.20	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.00	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,039.10	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.20	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.30	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$1,042.90	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,040.60	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.00	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,043.50	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/07/18	05/04/18	$0.011	$0.158
Class C	05/07/18	05/04/18	$0.004	$0.158
Class I	05/07/18	05/04/18	$0.014	$0.158
Class M	05/07/18	05/04/18	$0.009	$0.158
Class Z6	05/07/18	05/04/18	$0.017	$0.158
Fidelity Advisor Freedom 2005 Fund
Class A	05/14/18	05/11/18	$0.023	$0.298
Class C	05/14/18	05/11/18	$0.003	$0.298
Class I	05/14/18	05/11/18	$0.031	$0.298
Class M	05/14/18	05/11/18	$0.015	$0.298
Class Z6	05/14/18	05/11/18	$0.038	$0.298
Fidelity Advisor Freedom 2010 Fund
Class A	05/14/18	05/11/18	$0.016	$0.370
Class C	05/14/18	05/11/18	$0.000	$0.362
Class I	05/14/18	05/11/18	$0.025	$0.370
Class M	05/14/18	05/11/18	$0.008	$0.370
Class Z6	05/14/18	05/11/18	$0.033	$0.370
Fidelity Advisor Freedom 2015 Fund
Class A	05/14/18	05/11/18	$0.010	$0.459
Class C	05/14/18	05/11/18	$0.000	$0.445
Class I	05/14/18	05/11/18	$0.019	$0.459
Class M	05/14/18	05/11/18	$0.002	$0.459
Class Z6	05/14/18	05/11/18	$0.028	$0.459
Fidelity Advisor Freedom 2020 Fund
Class A	05/14/18	05/11/18	$0.004	$0.486
Class C	05/14/18	05/11/18	$0.000	$0.461
Class I	05/14/18	05/11/18	$0.013	$0.486
Class M	05/14/18	05/11/18	$0.000	$0.481
Class Z6	05/14/18	05/11/18	$0.026	$0.486
Fidelity Advisor Freedom 2025 Fund
Class A	05/14/18	05/11/18	$0.000	$0.484
Class C	05/14/18	05/11/18	$0.000	$0.464
Class I	05/14/18	05/11/18	$0.002	$0.492
Class M	05/14/18	05/11/18	$0.000	$0.475
Class Z6	05/14/18	05/11/18	$0.015	$0.492
Fidelity Advisor Freedom 2030 Fund
Class A	05/14/18	05/11/18	$0.000	$0.600
Class C	05/14/18	05/11/18	$0.000	$0.583
Class I	05/14/18	05/11/18	$0.000	$0.610
Class M	05/14/18	05/11/18	$0.000	$0.591
Class Z6	05/14/18	05/11/18	$0.000	$0.627
Fidelity Advisor Freedom 2035 Fund
Class A	05/14/18	05/11/18	$0.000	$0.629
Class C	05/14/18	05/11/18	$0.000	$0.629
Class I	05/14/18	05/11/18	$0.000	$0.629
Class M	05/14/18	05/11/18	$0.000	$0.629
Class Z6	05/14/18	05/11/18	$0.000	$0.629
Fidelity Advisor Freedom 2040 Fund
Class A	05/14/18	05/11/18	$0.000	$0.674
Class C	05/14/18	05/11/18	$0.000	$0.674
Class I	05/14/18	05/11/18	$0.000	$0.674
Class M	05/14/18	05/11/18	$0.000	$0.674
Class Z6	05/14/18	05/11/18	$0.000	$0.674
Fidelity Advisor Freedom 2045 Fund
Class A	05/14/18	05/11/18	$0.000	$0.501
Class C	05/14/18	05/11/18	$0.000	$0.501
Class I	05/14/18	05/11/18	$0.000	$0.501
Class M	05/14/18	05/11/18	$0.000	$0.501
Class Z6	05/14/18	05/11/18	$0.000	$0.501
Fidelity Advisor Freedom 2050 Fund
Class A	05/14/18	05/11/18	$0.000	$0.487
Class C	05/14/18	05/11/18	$0.000	$0.487
Class I	05/14/18	05/11/18	$0.000	$0.487
Class M	05/14/18	05/11/18	$0.000	$0.487
Class Z6	05/14/18	05/11/18	$0.000	$0.487
Fidelity Advisor Freedom 2055 Fund
Class A	05/14/18	05/11/18	$0.000	$0.493
Class C	05/14/18	05/11/18	$0.000	$0.493
Class I	05/14/18	05/11/18	$0.000	$0.493
Class M	05/14/18	05/11/18	$0.000	$0.493
Class Z6	05/14/18	05/11/18	$0.000	$0.493
Fidelity Advisor Freedom 2060 Fund
Class A	05/14/18	05/11/18	$0.000	$0.369
Class C	05/14/18	05/11/18	$0.000	$0.369
Class I	05/14/18	05/11/18	$0.000	$0.369
Class M	05/14/18	05/11/18	$0.000	$0.369
Class Z6	05/14/18	05/11/18	$0.000	$0.369

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$6,037,856
Fidelity Advisor Freedom 2005 Fund	$8,890,968
Fidelity Advisor Freedom 2010 Fund	$27,356,012
Fidelity Advisor Freedom 2015 Fund	$74,799,743
Fidelity Advisor Freedom 2020 Fund	$147,533,377
Fidelity Advisor Freedom 2025 Fund	$163,784,112
Fidelity Advisor Freedom 2030 Fund	$183,125,925
Fidelity Advisor Freedom 2035 Fund	$148,859,541
Fidelity Advisor Freedom 2040 Fund	$137,686,528
Fidelity Advisor Freedom 2045 Fund	$75,740,831
Fidelity Advisor Freedom 2050 Fund	$58,059,893
Fidelity Advisor Freedom 2055 Fund	$24,429,750
Fidelity Advisor Freedom 2060 Fund	$3,613,956

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	18.79%
Class C	18.79%
Class I	18.79%
Class M	18.79%
Class Z6	18.79%
Fidelity Advisor Freedom 2005 Fund
Class A	13.89%
Class C	13.89%
Class I	13.89%
Class M	13.89%
Class Z6	13.89%
Fidelity Advisor Freedom 2010 Fund
Class A	10.48%
Class C	10.48%
Class I	10.48%
Class M	10.48%
Class Z6	10.48%
Fidelity Advisor Freedom 2015 Fund
Class A	7.78%
Class C	7.78%
Class I	7.78%
Class M	7.78%
Class Z6	7.78%
Fidelity Advisor Freedom 2020 Fund
Class A	6.05%
Class C	6.05%
Class I	6.05%
Class M	6.05%
Class Z6	6.05%
Fidelity Advisor Freedom 2025 Fund
Class A	4.77%
Class C	4.77%
Class I	4.77%
Class M	4.77%
Class Z6	4.77%
Fidelity Advisor Freedom 2030 Fund
Class A	2.60%
Class C	2.60%
Class I	2.60%
Class M	2.60%
Class Z6	2.60%
Fidelity Advisor Freedom 2035 Fund
Class A	1.20%
Class C	1.20%
Class I	1.20%
Class M	1.20%
Class Z6	1.20%
Fidelity Advisor Freedom 2040 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2045 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2050 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2055 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2060 Fund
Class A	1.03%
Class C	1.03%
Class I	1.03%
Class M	1.03%
Class Z6	1.03%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class C	Class I	Class M	Class Z6
Fidelity Advisor Freedom Income Fund
April 2017	0%	0%	0%	0%	N/A
May 2017	10%	93%	8%	15%	N/A
June 2017	11%	89%	9%	15%	N/A
July 2017	12%	N/A	9%	17%	8%
August 2017	11%	36%	9%	16%	8%
September 2017	13%	N/A	9%	18%	6%
October 2017	11%	45%	9%	15%	7%
November 2017	11%	37%	9%	16%	8%
December 2017	11%	13%	11%	12%	10%
February 2018	2%	12%	1%	3%	1%
March 2018	2%	15%	2%	3%	1%
Fidelity Advisor Freedom 2005 Fund
May 2017	1%	0%	1%	2%	N/A
December 2017	18%	30%	16%	20%	14%
Fidelity Advisor Freedom 2010 Fund
May 2017	2%	13%	1%	3%	N/A
December 2017	24%	38%	21%	27%	19%
Fidelity Advisor Freedom 2015 Fund
May 2017	2%	6%	2%	3%	N/A
December 2017	30%	48%	26%	33%	23%
Fidelity Advisor Freedom 2020 Fund
May 2017	4%	15%	3%	5%	N/A
December 2017	33%	51%	29%	38%	25%
Fidelity Advisor Freedom 2025 Fund
May 2017	8%	74%	6%	11%	N/A
December 2017	37%	57%	32%	41%	28%
Fidelity Advisor Freedom 2030 Fund
May 2017	20%	0%	13%	39%	N/A
December 2017	45%	69%	40%	51%	34%
Fidelity Advisor Freedom 2035 Fund
May 2017	53%	0%	26%	N/A	N/A
December 2017	53%	78%	45%	58%	39%
Fidelity Advisor Freedom 2040 Fund
May 2017	95%	0%	32%	N/A	N/A
December 2017	53%	79%	46%	60%	39%
Fidelity Advisor Freedom 2045 Fund
May 2017	76%	0%	32%	N/A	N/A
December 2017	53%	80%	46%	59%	39%
Fidelity Advisor Freedom 2050 Fund
May 2017	33%	0%	19%	82%	N/A
December 2017	53%	78%	46%	59%	40%
Fidelity Advisor Freedom 2055 Fund
May 2017	39%	0%	21%	N/A	N/A
December 2017	51%	75%	45%	56%	39%
Fidelity Advisor Freedom 2060 Fund
May 2017	55%	0%	25%	N/A	N/A
December 2017	49%	66%	45%	54%	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class C	Class I	Class M	Class Z6
Fidelity Advisor Freedom Income Fund
April 2017	0%	0%	0%	0%	N/A
May 2017	24%	100%	19%	35%	N/A
June 2017	26%	100%	21%	34%	N/A
July 2017	26%	N/A	21%	37%	19%
August 2017	24%	80%	20%	34%	19%
September 2017	28%	N/A	20%	39%	14%
October 2017	25%	98%	20%	33%	17%
November 2017	24%	80%	20%	35%	18%
December 2017	25%	30%	24%	26%	23%
February 2018	4%	19%	3%	5%	3%
March 2018	3%	24%	3%	4%	3%
Fidelity Advisor Freedom 2005 Fund
May 2017	3%	0%	2%	4%	N/A
December 2017	35%	58%	31%	39%	28%
Fidelity Advisor Freedom 2010 Fund
May 2017	4%	25%	3%	6%	N/A
December 2017	45%	72%	39%	51%	36%
Fidelity Advisor Freedom 2015 Fund
May 2017	7%	18%	5%	8%	N/A
December 2017	53%	87%	47%	60%	41%
Fidelity Advisor Freedom 2020 Fund
May 2017	9%	34%	7%	12%	N/A
December 2017	60%	91%	52%	67%	46%
Fidelity Advisor Freedom 2025 Fund
May 2017	15%	100%	12%	21%	N/A
December 2017	65%	100%	57%	73%	50%
Fidelity Advisor Freedom 2030 Fund
May 2017	31%	0%	20%	57%	N/A
December 2017	80%	100%	70%	90%	60%
Fidelity Advisor Freedom 2035 Fund
May 2017	73%	0%	37%	N/A	N/A
December 2017	93%	100%	80%	100%	69%
Fidelity Advisor Freedom 2040 Fund
May 2017	100%	0%	63%	N/A	N/A
December 2017	95%	100%	83%	100%	70%
Fidelity Advisor Freedom 2045 Fund
May 2017	100%	0%	46%	N/A	N/A
December 2017	94%	100%	82%	100%	70%
Fidelity Advisor Freedom 2050 Fund
May 2017	45%	0%	27%	100%	N/A
December 2017	93%	100%	82%	100%	71%
Fidelity Advisor Freedom 2055 Fund
May 2017	50%	0%	27%	N/A	N/A
December 2017	90%	100%	79%	98%	69%
Fidelity Advisor Freedom 2060 Fund
May 2017	69%	0%	32%	N/A	N/A
December 2017	88%	100%	80%	96%	71%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	85,251,884.39	69.404
Against	3,248,153.80	2.645
Abstain	7,651,900.89	6.229
Broker Non - Votes	26,683,531.06	21.722
TOTAL	122,835,470.14	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	104,918,089.41	84.809
Against	1,185,803.11	0.959
Abstain	6,564,213.11	5.306
Broker Non - Votes	11,043,458.16	8.926
TOTAL	123,711,563.79	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	232,611,697.84	74.922
Against	11,461,526.43	3.692
Abstain	29,639,214.91	9.546
Broker Non - Votes	36,763,082.82	11.840
TOTAL	310,475,522.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	548,078,311.69	78.368
Against	16,992,566.61	2.430
Abstain	57,952,658.11	8.286
Broker Non - Votes	76,344,954.21	10.916
TOTAL	699,368,490.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,137,261,248.88	77.150
Against	35,533,566.57	2.411
Abstain	136,839,251.72	9.283
Broker Non - Votes	164,457,263.22	11.156
TOTAL	1,474,091,330.39	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,255,478,449.41	78.487
Against	44,735,339.17	2.797
Abstain	145,469,169.68	9.094
Broker Non - Votes	153,924,578.28	9.622
TOTAL	1,599,607,536.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,226,267,757.60	80.351
Against	31,873,988.50	2.088
Abstain	110,830,250.94	7.262
Broker Non - Votes	157,183,625.59	10.299
TOTAL	1,526,155,622.63	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	908,985,343.52	79.343
Against	22,941,350.78	2.003
Abstain	97,899,339.75	8.545
Broker Non - Votes	115,819,884.16	10.109
TOTAL	1,145,645,918.21	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	840,431,151.67	78.401
Against	26,715,584.05	2.493
Abstain	73,602,846.50	6.866
Broker Non - Votes	131,218,047.69	12.240
TOTAL	1,071,967,629.91	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	476,508,002.95	78.867
Against	13,746,796.22	2.276
Abstain	69,790,004.16	11.550
Broker Non - Votes	44,152,928.00	7.307
TOTAL	604,197,731.33	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	384,190,657.46	78.166
Against	8,160,289.70	1.660
Abstain	46,850,601.81	9.532
Broker Non - Votes	52,306,732.32	10.642
TOTAL	491,508,281.29	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	151,140,362.83	82.558
Against	2,733,414.43	1.494
Abstain	17,989,283.33	9.826
Broker Non - Votes	11,209,493.08	6.122
TOTAL	183,072,553.67	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	11,372,900.89	87.585
Against	328,975.28	2.534
Abstain	1,024,180.04	7.887
Broker Non - Votes	259,028.49	1.994
TOTAL	12,985,084.70	100.000

Proposal 1 reflects trust-wide proposal and voting results.

The special meeting of shareholders of Fidelity Advisor Freedom® 2015 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2020 Fund reconvened on February 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2025 Fund reconvened on March 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor® Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom®2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

AFF-ANN-0518
1.792114.115

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class Z6 Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	4.75%	3.65%	4.05%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$14,870	Fidelity Advisor Freedom® Income Fund - Class Z6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	6.30%	4.81%	4.42%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$15,416	Fidelity Advisor Freedom® 2005 Fund - Class Z6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	7.55%	5.69%	5.20%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$16,600	Fidelity Advisor Freedom® 2010 Fund - Class Z6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	8.75%	6.30%	5.41%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$16,937	Fidelity Advisor Freedom® 2015 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	9.66%	6.82%	5.45%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$17,008	Fidelity Advisor Freedom® 2020 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	10.45%	7.57%	5.89%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$17,728	Fidelity Advisor Freedom® 2025 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	12.27%	8.45%	5.99%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$17,884	Fidelity Advisor Freedom® 2030 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	13.82%	9.26%	6.40%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$18,600	Fidelity Advisor Freedom® 2035 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	13.94%	9.32%	6.36%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$18,518	Fidelity Advisor Freedom® 2040 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	14.01%	9.41%	6.38%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$18,569	Fidelity Advisor Freedom® 2045 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class Z6	13.94%	9.42%	6.29%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class Z6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$18,398	Fidelity Advisor Freedom® 2050 Fund - Class Z6
$24,771	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Class Z6	13.93%	9.51%	8.57%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class Z6 on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$17,546	Fidelity Advisor Freedom® 2055 Fund - Class Z6
$23,219	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Class Z6	13.86%	8.35%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class Z6 on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class Z6.

Period Ending Values
$13,405	Fidelity Advisor Freedom® 2060 Fund - Class Z6
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Advisor Freedom Fund posted a gain (excluding sales charges) ranging from about 4% for Advisor Freedom Income Fund to about 13% to 14% for the longest-dated Funds. With few exceptions, each Fund bested its respective Composite benchmark. In general, both top-down asset allocation decisions and results among actively-managed underlying investments added value in roughly equal measure versus Composites. Underweighting the investment-grade debt asset class helped most. Security selection there also added value. Out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying investments also added value overall, although allocation and selection among several value-oriented investments detracted. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full 12 months, although the balance shifted toward the positive near the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Advisor Freedom® Funds recently approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Advisor Freedom Fund shareholders pay (relative to fund expenses as of March 31, 2016) and provides for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Advisor Freedom Fund charges shareholders for all of its operating expenses directly, and most expenses that were previously charged by the underlying funds in which Advisor Freedom Funds invest has been eliminated.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.1
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Advisor Series Growth & Income Fund	2.5
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
85.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.1%
International Equity Funds	9.2%
Bond Funds	47.0%
Short-Term Funds	28.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $9,990)	10,000	9,989
	Shares	Value

Domestic Equity Funds - 15.1%
Fidelity Advisor Series Equity Growth Fund (a)	221,042	$2,986,272
Fidelity Advisor Series Equity Value Fund (a)	275,356	3,441,952
Fidelity Advisor Series Growth & Income Fund (a)	350,679	5,267,197
Fidelity Advisor Series Growth Opportunities Fund (a)	149,285	1,963,092
Fidelity Advisor Series Opportunistic Insights Fund (a)	156,768	2,809,288
Fidelity Advisor Series Small Cap Fund (a)	125,958	1,497,643
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	277,497	3,474,257
Fidelity Series 100 Index Fund (a)	86,724	1,480,375
Fidelity Series 1000 Value Index Fund (a)	47,462	585,207
Fidelity Series All-Sector Equity Fund (a)	168,092	2,050,720
Fidelity Series Commodity Strategy Fund (a)	835,664	4,537,656
Fidelity Series Real Estate Equity Fund (a)	30,057	358,281
Fidelity Series Small Cap Opportunities Fund (a)	127,320	1,815,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,211,554)		32,267,529

International Equity Funds - 9.2%
Fidelity Series Canada Fund (a)	52,664	536,118
Fidelity Series Emerging Markets Fund (a)	300,178	6,576,903
Fidelity Series International Growth Fund (a)	344,856	5,569,432
Fidelity Series International Small Cap Fund (a)	74,393	1,385,201
Fidelity Series International Value Fund (a)	517,747	5,462,228
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,447,877)		19,529,882

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	165,703	1,670,287
Fidelity Series Floating Rate High Income Fund (a)	55,914	531,740
Fidelity Series High Income Fund (a)	327,617	3,122,185
Fidelity Series Inflation-Protected Bond Index Fund (a)	830,560	8,056,431
Fidelity Series International Credit Fund (a)	11,210	111,314
Fidelity Series Investment Grade Bond Fund (a)	7,366,931	81,183,581
Fidelity Series Long-Term Treasury Bond Index Fund (a)	526,235	4,509,835
Fidelity Series Real Estate Income Fund (a)	97,940	1,049,918
TOTAL BOND FUNDS
(Cost $99,675,479)		100,235,291

Short-Term Funds - 28.8%
Fidelity Cash Central Fund, 1.72% (b)	34,506	34,513
Fidelity Series Government Money Market Fund 1.67% (a)(c)	49,380,363	49,380,363
Fidelity Series Short-Term Credit Fund (a)	1,231,618	12,143,757
TOTAL SHORT-TERM FUNDS
(Cost $61,670,301)		61,558,633
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $200,015,201)		213,601,324
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(113,804)
NET ASSETS - 100%		$213,487,520

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94
Total	$94

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$796,371	$1,749,334	$476,557	$365,294	$(48,482)	$2,986,272
Fidelity Advisor Series Equity Value Fund	6,526,095	795,975	3,737,583(a)	363,902	466,116	(608,651)	3,441,952
Fidelity Advisor Series Growth & Income Fund	4,502,313	2,735,209(a)	2,176,109	319,321	59,960	145,824	5,267,197
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	399,771	1,122,669	191,721	175,234	133,271	1,963,092
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	707,674	1,614,411	410,214	510,285	(159,654)	2,809,288
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	1,277,646	4,104,783	200,579	(2,393)	(5,281)	--
Fidelity Advisor Series Small Cap Fund	1,822,727	272,835	679,358	100,884	73,654	7,785	1,497,643
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	683,345	1,459,493	300,859	214,692	(309,447)	3,474,257
Fidelity Series 100 Index Fund	1,864,666	189,000	753,834	33,205	168,151	12,392	1,480,375
Fidelity Series 1000 Value Index Fund	723,143	89,827	246,625	25,236	31,561	(12,699)	585,207
Fidelity Series All-Sector Equity Fund	2,529,199	524,729	1,004,659	303,242	139,355	(137,904)	2,050,720
Fidelity Series Canada Fund	--	658,009	106,663	6,377	1,826	(17,054)	536,118
Fidelity Series Commodity Strategy Fund	3,784,080	1,460,476	852,803	23,794	(133,738)	279,641	4,537,656
Fidelity Series Emerging Markets Debt Fund	1,696,529	251,527	253,346	119,275	130	(24,553)	1,670,287
Fidelity Series Emerging Markets Fund	10,546,969	991,779	7,025,062	207,941	1,359,331	703,886	6,576,903
Fidelity Series Floating Rate High Income Fund	556,274	81,629	105,562	26,524	(2,493)	1,892	531,740
Fidelity Series Government Money Market Fund 1.67%	47,143,634	10,553,303	8,316,574	522,175	--	--	49,380,363
Fidelity Series High Income Fund	3,245,598	503,398	601,208	195,220	(8,025)	(17,578)	3,122,185
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	1,381,562	1,601,176	170,586	(25,767)	(112,309)	8,056,431
Fidelity Series International Credit Fund	--	112,095	--	1,372	--	(57)	111,314
Fidelity Series International Growth Fund	5,929,825	904,677	2,176,321	179,766	226,074	685,177	5,569,432
Fidelity Series International Small Cap Fund	1,335,728	278,337	512,928	85,108	45,887	238,177	1,385,201
Fidelity Series International Value Fund	5,944,546	1,045,443	2,084,647	179,809	167,982	388,904	5,462,228
Fidelity Series Investment Grade Bond Fund	83,657,371	13,500,460	15,000,451	2,409,109	(9,027)	(964,772)	81,183,581
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	5,057,603	506,094	77,337	(14,381)	(107,988)	4,509,835
Fidelity Series Real Estate Equity Fund	430,986	84,602	126,376	19,865	6,897	(37,828)	358,281
Fidelity Series Real Estate Income Fund	1,112,586	171,570	198,588	67,839	1,529	(37,179)	1,049,918
Fidelity Series Short-Term Credit Fund	--	398,263	381,543	43,769	(1,107)	(111,668)	12,143,757
Fidelity Series Small Cap Opportunities Fund	2,184,630	389,282	769,786	199,213	136,053	(124,590)	1,815,589
	$222,816,800	$46,296,397	$59,267,986	$7,260,799	$3,953,080	$(240,745)	$213,556,822

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,989	$--	$9,989	$--
Domestic Equity Funds	32,267,529	32,267,529	--	--
International Equity Funds	19,529,882	19,529,882	--	--
Bond Funds	100,235,291	100,235,291	--	--
Short-Term Funds	61,558,633	61,558,633	--	--
Total Investments in Securities:	$213,601,324	$213,591,335	$9,989	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,990)	$9,989
Fidelity Central Funds (cost $34,513)	34,513
Affiliated issuers (cost $199,970,698)	213,556,822
Total Investment in Securities (cost $200,015,201)		$213,601,324
Cash		11,489
Receivable for investments sold		129,465
Receivable for fund shares sold		143,457
Distributions receivable from Fidelity Central Funds		46
Total assets		213,885,781
Liabilities
Payable for investments purchased	$190,500
Payable for fund shares redeemed	81,843
Accrued management fee	82,832
Distribution and service plan fees payable	43,086
Total liabilities		398,261
Net Assets		$213,487,520
Net Assets consist of:
Paid in capital		$197,018,575
Undistributed net investment income		253,088
Accumulated undistributed net realized gain (loss) on investments		2,629,734
Net unrealized appreciation (depreciation) on investments		13,586,123
Net Assets		$213,487,520
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($76,140,975 ÷ 6,914,770 shares)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M:
Net Asset Value and redemption price per share ($38,204,271 ÷ 3,472,935 shares)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C:
Net Asset Value and offering price per share ($13,726,904 ÷ 1,250,310 shares)(a)		$10.98
Class I:
Net Asset Value, offering price and redemption price per share ($83,722,655 ÷ 7,578,814 shares)		$11.05
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,692,715 ÷ 153,305 shares)		$11.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$4,404,331
Interest		25
Income from Fidelity Central Funds		94
Total income		4,404,450
Expenses
Management fee	$838,601
Distribution and service plan fees	536,099
Independent trustees' fees and expenses	803
Total expenses before reductions	1,375,503
Expense reductions	(153)	1,375,350
Net investment income (loss)		3,029,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,953,080
Futures contracts	5,819
Realized gain distributions from underlying funds:
Affiliated issuers	2,856,468
Total net realized gain (loss)		6,815,367
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1)
Other affiliated issuers	(240,745)
Total change in net unrealized appreciation (depreciation)		(240,746)
Net gain (loss)		6,574,621
Net increase (decrease) in net assets resulting from operations		$9,603,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,029,100	$3,413,880
Net realized gain (loss)	6,815,367	2,794,177
Change in net unrealized appreciation (depreciation)	(240,746)	6,889,975
Net increase (decrease) in net assets resulting from operations	9,603,721	13,098,032
Distributions to shareholders from net investment income	(2,967,012)	(3,407,660)
Distributions to shareholders from net realized gain	(5,087,952)	(3,107,675)
Total distributions	(8,054,964)	(6,515,335)
Share transactions - net increase (decrease)	(10,830,864)	(24,761,777)
Total increase (decrease) in net assets	(9,282,107)	(18,179,080)
Net Assets
Beginning of period	222,769,627	240,948,707
End of period	$213,487,520	$222,769,627
Other Information
Undistributed net investment income end of period	$253,088	$190,998

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$11.07	$11.20	$11.21
Income from Investment Operations
Net investment income (loss)A	.15	.16	.18	.16	.12
Net realized and unrealized gain (loss)	.34	.44	(.25)	.24	.28
Total from investment operations	.49	.60	(.07)	.40	.40
Distributions from net investment income	(.15)	(.16)B	(.18)	(.17)	(.12)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.42)C	(.30)	(.36)D	(.53)	(.41)
Net asset value, end of period	$11.01	$10.94	$10.64	$11.07	$11.20
Total ReturnE,F	4.47%	5.74%	(.59)%	3.65%	3.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.63%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.63%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.47%	1.63%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$76,141	$87,983	$99,211	$124,755	$147,818
Portfolio turnover rateG	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.62	$11.06	$11.19	$11.20
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.14	.09
Net realized and unrealized gain (loss)	.33	.45	(.25)	.23	.28
Total from investment operations	.46	.58	(.10)	.37	.37
Distributions from net investment income	(.13)	(.13)B	(.15)	(.14)	(.09)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.39)	(.27)	(.34)	(.50)	(.38)
Net asset value, end of period	$11.00	$10.93	$10.62	$11.06	$11.19
Total ReturnC,D	4.22%	5.56%	(.93)%	3.39%	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.89%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.89%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.22%	1.38%	1.23%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$38,204	$38,513	$42,887	$47,804	$53,019
Portfolio turnover rateE	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.61	$11.04	$11.17	$11.18
Income from Investment Operations
Net investment income (loss)A	.07	.08	.09	.08	.04
Net realized and unrealized gain (loss)	.33	.44	(.24)	.24	.28
Total from investment operations	.40	.52	(.15)	.32	.32
Distributions from net investment income	(.07)	(.08)B	(.10)	(.09)	(.04)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.33)	(.22)	(.28)C	(.45)	(.33)
Net asset value, end of period	$10.98	$10.91	$10.61	$11.04	$11.17
Total ReturnD,E	3.69%	4.99%	(1.35)%	2.90%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.39%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.72%	.88%	.73%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$13,727	$14,434	$14,712	$15,780	$15,735
Portfolio turnover rateF	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.67	$11.10	$11.23	$11.23
Income from Investment Operations
Net investment income (loss)A	.18	.19	.20	.19	.15
Net realized and unrealized gain (loss)	.33	.45	(.24)	.24	.29
Total from investment operations	.51	.64	(.04)	.43	.44
Distributions from net investment income	(.18)	(.19)B	(.20)	(.19)	(.15)
Distributions from net realized gain	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.44)	(.33)	(.39)	(.56)C	(.44)
Net asset value, end of period	$11.05	$10.98	$10.67	$11.10	$11.23
Total ReturnD	4.70%	6.07%	(.34)%	3.89%	3.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.39%	-%	-%	-%	-%
Expenses net of all reductions	.39%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.72%	1.88%	1.73%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$83,723	$81,839	$83,497	$83,253	$71,933
Portfolio turnover rateE	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.03
Total from investment operations	.30
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$11.04
Total ReturnC,D	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,693
Portfolio turnover rateE	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Advisor Series Growth & Income Fund	3.7
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.4
Fidelity Advisor Series Equity Value Fund	2.4
80.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	12.1%
Bond Funds	43.5%
Short-Term Funds	23.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $9,990)	10,000	9,989
	Shares	Value

Domestic Equity Funds - 21.5%
Fidelity Advisor Series Equity Growth Fund (a)	299,567	$4,047,155
Fidelity Advisor Series Equity Value Fund (a)	373,121	4,664,011
Fidelity Advisor Series Growth & Income Fund (a)	474,713	7,130,190
Fidelity Advisor Series Growth Opportunities Fund (a)	202,192	2,658,831
Fidelity Advisor Series Opportunistic Insights Fund (a)	211,453	3,789,230
Fidelity Advisor Series Small Cap Fund (a)	170,494	2,027,176
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	376,016	4,707,725
Fidelity Series 100 Index Fund (a)	117,633	2,007,990
Fidelity Series 1000 Value Index Fund (a)	64,037	789,577
Fidelity Series All-Sector Equity Fund (a)	227,650	2,777,333
Fidelity Series Commodity Strategy Fund (a)	753,087	4,089,262
Fidelity Series Real Estate Equity Fund (a)	40,840	486,818
Fidelity Series Small Cap Opportunities Fund (a)	173,415	2,472,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,964,087)		41,648,190

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	64,167	653,217
Fidelity Series Emerging Markets Fund (a)	354,479	7,766,630
Fidelity Series International Growth Fund (a)	419,106	6,768,564
Fidelity Series International Small Cap Fund (a)	90,062	1,676,957
Fidelity Series International Value Fund (a)	630,752	6,654,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,937,588)		23,519,797

Bond Funds - 43.5%
Fidelity Series Emerging Markets Debt Fund (a)	149,164	1,503,577
Fidelity Series Floating Rate High Income Fund (a)	50,010	475,597
Fidelity Series High Income Fund (a)	307,425	2,929,758
Fidelity Series Inflation-Protected Bond Index Fund (a)	667,201	6,471,850
Fidelity Series International Credit Fund (a)	10,654	105,791
Fidelity Series Investment Grade Bond Fund (a)	6,148,629	67,757,886
Fidelity Series Long-Term Treasury Bond Index Fund (a)	482,281	4,133,151
Fidelity Series Real Estate Income Fund (a)	86,059	922,555
TOTAL BOND FUNDS
(Cost $84,254,393)		84,300,165

Short-Term Funds - 23.0%
Fidelity Cash Central Fund, 1.72% (b)	38,639	38,646
Fidelity Series Government Money Market Fund 1.67% (a)(c)	35,857,816	35,857,816
Fidelity Series Short-Term Credit Fund (a)	889,045	8,765,987
TOTAL SHORT-TERM FUNDS
(Cost $44,749,464)		44,662,449
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $176,915,522)		194,140,590
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(109,084)
NET ASSETS - 100%		$194,031,506

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107
Total	$107

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$966,972	$2,496,324	$670,689	$538,577	$(75,657)	$4,047,155
Fidelity Advisor Series Equity Value Fund	9,212,567	924,855	5,291,358(a)	512,309	776,544	(958,597)	4,664,011
Fidelity Advisor Series Growth & Income Fund	6,355,742	3,578,459(a)	3,119,998	462,726	126,797	189,190	7,130,190
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	459,790	1,601,816	269,827	265,973	178,663	2,658,831
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	849,273	2,323,196	574,090	745,212	(232,880)	3,789,230
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	642,375	2,556,027	144,728	(3,720)	2,451	--
Fidelity Advisor Series Small Cap Fund	2,572,982	295,967	965,602	141,975	114,016	9,813	2,027,176
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	767,482	2,084,693	420,147	341,113	(450,053)	4,707,725
Fidelity Series 100 Index Fund	2,632,246	189,384	1,078,962	46,733	296,530	(31,208)	2,007,990
Fidelity Series 1000 Value Index Fund	1,020,866	93,178	355,285	35,409	53,672	(22,854)	789,577
Fidelity Series All-Sector Equity Fund	3,570,349	624,487	1,436,387	421,975	209,485	(190,601)	2,777,333
Fidelity Series Canada Fund	--	842,535	174,104	8,072	3,630	(18,844)	653,217
Fidelity Series Commodity Strategy Fund	3,530,818	1,259,249	843,040	22,667	(274,913)	417,148	4,089,262
Fidelity Series Emerging Markets Debt Fund	1,593,475	191,312	259,770	110,905	2,773	(24,213)	1,503,577
Fidelity Series Emerging Markets Fund	12,120,840	845,113	7,602,649	246,511	1,452,945	950,381	7,766,630
Fidelity Series Floating Rate High Income Fund	526,149	58,238	108,235	24,739	(3,791)	3,236	475,597
Fidelity Series Government Money Market Fund 1.67%	33,687,414	8,972,378	6,801,976	382,537	--	--	35,857,816
Fidelity Series High Income Fund	3,176,907	378,677	603,956	189,299	(12,145)	(9,725)	2,929,758
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	1,094,050	1,443,886	139,105	(27,837)	(84,493)	6,471,850
Fidelity Series International Credit Fund	--	106,533	--	1,304	--	(54)	105,791
Fidelity Series International Growth Fund	7,950,969	725,537	3,118,929	226,847	739,144	471,843	6,768,564
Fidelity Series International Small Cap Fund	1,809,980	225,550	733,692	107,401	162,857	212,262	1,676,957
Fidelity Series International Value Fund	7,971,369	823,985	2,893,402	226,988	326,388	426,089	6,654,429
Fidelity Series Investment Grade Bond Fund	71,039,111	11,131,620	13,591,208	2,052,501	(41,577)	(780,060)	67,757,886
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	4,740,847	561,524	72,861	(12,015)	(103,102)	4,133,151
Fidelity Series Real Estate Equity Fund	608,427	91,303	170,214	28,572	13,670	(56,368)	486,818
Fidelity Series Real Estate Income Fund	1,032,613	125,718	203,636	62,583	8,268	(40,408)	922,555
Fidelity Series Short-Term Credit Fund	--	278,471	253,977	31,643	(1,152)	(87,015)	8,765,987
Fidelity Series Small Cap Opportunities Fund	3,083,854	465,297	1,091,699	291,231	238,974	(223,534)	2,472,892
	$210,598,725	$41,748,635	$63,765,545	$7,926,374	$6,039,418	$(528,590)	$194,091,955

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,989	$--	$9,989	$--
Domestic Equity Funds	41,648,190	41,648,190	--	--
International Equity Funds	23,519,797	23,519,797	--	--
Bond Funds	84,300,165	84,300,165	--	--
Short-Term Funds	44,662,449	44,662,449	--	--
Total Investments in Securities:	$194,140,590	$194,130,601	$9,989	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,990)	$9,989
Fidelity Central Funds (cost $38,646)	38,646
Affiliated issuers (cost $176,866,886)	194,091,955
Total Investment in Securities (cost $176,915,522)		$194,140,590
Cash		7,373
Receivable for investments sold		115,771
Receivable for fund shares sold		74,289
Distributions receivable from Fidelity Central Funds		51
Total assets		194,338,074
Liabilities
Payable for investments purchased	$105,104
Payable for fund shares redeemed	84,896
Accrued management fee	79,578
Distribution and service plan fees payable	36,990
Total liabilities		306,568
Net Assets		$194,031,506
Net Assets consist of:
Paid in capital		$172,091,854
Undistributed net investment income		383,515
Accumulated undistributed net realized gain (loss) on investments		4,331,069
Net unrealized appreciation (depreciation) on investments		17,225,068
Net Assets		$194,031,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($101,641,786 ÷ 8,523,798 shares)		$11.92
Maximum offering price per share (100/94.25 of $11.92)		$12.65
Class M:
Net Asset Value and redemption price per share ($25,729,568 ÷ 2,160,559 shares)		$11.91
Maximum offering price per share (100/96.50 of $11.91)		$12.34
Class C:
Net Asset Value and offering price per share ($5,866,793 ÷ 492,795 shares)(a)		$11.91
Class I:
Net Asset Value, offering price and redemption price per share ($59,385,702 ÷ 4,947,490 shares)		$12.00
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,407,657 ÷ 117,350 shares)		$12.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$4,086,081
Interest		25
Income from Fidelity Central Funds		107
Total income		4,086,213
Expenses
Management fee	$834,570
Distribution and service plan fees	473,664
Independent trustees' fees and expenses	759
Total expenses before reductions	1,308,993
Expense reductions	(139)	1,308,854
Net investment income (loss)		2,777,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,039,418
Futures contracts	5,819
Realized gain distributions from underlying funds:
Affiliated issuers	3,840,293
Total net realized gain (loss)		9,885,530
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1)
Other affiliated issuers	(528,590)
Total change in net unrealized appreciation (depreciation)		(528,591)
Net gain (loss)		9,356,939
Net increase (decrease) in net assets resulting from operations		$12,134,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,777,359	$3,297,866
Net realized gain (loss)	9,885,530	4,204,099
Change in net unrealized appreciation (depreciation)	(528,591)	8,708,121
Net increase (decrease) in net assets resulting from operations	12,134,298	16,210,086
Distributions to shareholders from net investment income	(2,811,909)	(3,541,599)
Distributions to shareholders from net realized gain	(7,338,936)	(4,945,386)
Total distributions	(10,150,845)	(8,486,985)
Share transactions - net increase (decrease)	(18,509,645)	(28,749,623)
Total increase (decrease) in net assets	(16,526,192)	(21,026,522)
Net Assets
Beginning of period	210,557,698	231,584,220
End of period	$194,031,506	$210,557,698
Other Information
Undistributed net investment income end of period	$383,515	$418,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.44	$12.10	$12.17	$11.90
Income from Investment Operations
Net investment income (loss)A	.16	.17	.19	.19	.13
Net realized and unrealized gain (loss)	.53	.67	(.34)	.36	.57
Total from investment operations	.69	.84	(.15)	.55	.70
Distributions from net investment income	(.17)	(.19)B	(.20)	(.19)	(.12)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.61)	(.44)	(.51)C	(.62)D	(.43)
Net asset value, end of period	$11.92	$11.84	$11.44	$12.10	$12.17
Total ReturnE,F	5.87%	7.55%	(1.23)%	4.60%	5.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.66%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.66%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.46%	1.62%	1.54%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$101,642	$118,902	$134,262	$162,069	$187,224
Portfolio turnover rateG	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.43	$12.09	$12.16	$11.90
Income from Investment Operations
Net investment income (loss)A	.13	.14	.16	.16	.10
Net realized and unrealized gain (loss)	.53	.67	(.33)	.35	.57
Total from investment operations	.66	.81	(.17)	.51	.67
Distributions from net investment income	(.14)	(.16)B	(.17)	(.16)	(.10)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.58)	(.41)	(.49)	(.58)	(.41)
Net asset value, end of period	$11.91	$11.83	$11.43	$12.09	$12.16
Total ReturnC,D	5.64%	7.29%	(1.45)%	4.33%	5.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.91%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.91%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%	1.21%	1.37%	1.29%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$25,730	$27,091	$29,347	$29,246	$29,912
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.41	$12.06	$12.14	$11.87
Income from Investment Operations
Net investment income (loss)A	.07	.08	.10	.10	.04
Net realized and unrealized gain (loss)	.54	.67	(.33)	.34	.58
Total from investment operations	.61	.75	(.23)	.44	.62
Distributions from net investment income	(.07)	(.10)B	(.10)	(.10)	(.04)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.51)	(.35)	(.42)	(.52)	(.35)
Net asset value, end of period	$11.91	$11.81	$11.41	$12.06	$12.14
Total ReturnC,D	5.21%	6.75%	(1.98)%	3.73%	5.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.41%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%	.71%	.87%	.79%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,867	$5,623	$6,200	$7,410	$8,910
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.51	$12.18	$12.25	$11.97
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.54	.68	(.34)	.36	.58
Total from investment operations	.73	.88	(.12)	.58	.74
Distributions from net investment income	(.20)	(.22)B	(.23)	(.23)	(.15)
Distributions from net realized gain	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.65)C	(.47)	(.55)	(.65)	(.46)
Net asset value, end of period	$12.00	$11.92	$11.51	$12.18	$12.25
Total ReturnD	6.13%	7.87%	(1.04)%	4.85%	6.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.41%	-%	-%	-%	-%
Expenses net of all reductions	.41%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.71%	1.87%	1.79%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$59,386	$58,940	$61,440	$66,255	$67,435
Portfolio turnover rateE	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.33
Total from investment operations	.46
Distributions from net investment income	(.19)
Distributions from net realized gain	(.31)
Total distributions	(.50)
Net asset value, end of period	$12.00
Total ReturnC,D	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G,H
Expenses net of fee waivers, if any	.39%G,H
Expenses net of all reductions	.39%G,H
Net investment income (loss)	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,408
Portfolio turnover rateE	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.7
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Advisor Series Growth & Income Fund	4.8
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.2
Fidelity Advisor Series Equity Value Fund	3.1
Fidelity Advisor Series Equity Growth Fund	2.7
77.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.6%
Short-Term Funds	18.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $29,971)	30,000	29,968
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Advisor Series Equity Growth Fund (a)	964,003	$13,023,682
Fidelity Advisor Series Equity Value Fund (a)	1,200,175	15,002,185
Fidelity Advisor Series Growth & Income Fund (a)	1,528,618	22,959,845
Fidelity Advisor Series Growth Opportunities Fund (a)	650,803	8,558,055
Fidelity Advisor Series Opportunistic Insights Fund (a)	678,867	12,165,303
Fidelity Advisor Series Small Cap Fund (a)	548,869	6,526,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,209,599	15,144,178
Fidelity Series 100 Index Fund (a)	379,614	6,480,007
Fidelity Series 1000 Value Index Fund (a)	206,207	2,542,533
Fidelity Series All-Sector Equity Fund (a)	732,500	8,936,502
Fidelity Series Commodity Strategy Fund (a)	1,843,258	10,008,890
Fidelity Series Real Estate Equity Fund (a)	131,917	1,572,454
Fidelity Series Small Cap Opportunities Fund (a)	558,268	7,960,899
TOTAL DOMESTIC EQUITY FUNDS
(Cost $101,341,624)		130,880,588

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	194,875	1,983,826
Fidelity Series Emerging Markets Fund (a)	1,062,323	23,275,501
Fidelity Series International Growth Fund (a)	1,274,462	20,582,564
Fidelity Series International Small Cap Fund (a)	273,791	5,097,991
Fidelity Series International Value Fund (a)	1,916,824	20,222,495
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,297,592)		71,162,377

Bond Funds - 39.6%
Fidelity Series Emerging Markets Debt Fund (a)	362,756	3,656,577
Fidelity Series Floating Rate High Income Fund (a)	121,190	1,152,519
Fidelity Series High Income Fund (a)	746,880	7,117,769
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,336,727	12,966,248
Fidelity Series International Credit Fund (a)	25,603	254,240
Fidelity Series Investment Grade Bond Fund (a)	13,663,756	150,574,589
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,197,926	10,266,228
Fidelity Series Real Estate Income Fund (a)	208,565	2,235,813
TOTAL BOND FUNDS
(Cost $187,755,367)		188,223,983

Short-Term Funds - 18.0%
Fidelity Cash Central Fund, 1.72% (b)	32,232	32,238
Fidelity Series Government Money Market Fund 1.67% (a)(c)	68,838,813	68,838,813
Fidelity Series Short-Term Credit Fund (a)	1,698,861	16,750,769
TOTAL SHORT-TERM FUNDS
(Cost $85,800,266)		85,621,820
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $424,224,820)		475,918,736
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(307,839)
NET ASSETS - 100%		$475,610,897

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92
Total	$92

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$2,862,414	$6,868,044	$2,143,113	$1,470,164	$(96,930)	$13,023,682
Fidelity Advisor Series Equity Value Fund	28,203,890	2,645,810	15,224,133(a)	1,630,943	3,175,202	(3,798,584)	15,002,185
Fidelity Advisor Series Growth & Income Fund	19,458,116	10,872,533(a)	8,302,919	1,446,845	314,152	617,963	22,959,845
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	1,333,496	4,410,028	862,176	711,244	647,714	8,558,055
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	2,506,159	6,428,609	1,836,899	2,041,090	(498,789)	12,165,303
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	1,041,329	3,817,394	267,858	(5,481)	14,204	--
Fidelity Advisor Series Small Cap Fund	7,871,358	865,846	2,582,603	453,679	300,366	71,088	6,526,055
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	2,210,350	5,444,177	1,347,470	867,088	(1,267,790)	15,144,178
Fidelity Series 100 Index Fund	8,059,670	518,596	2,910,011	149,325	847,629	(35,877)	6,480,007
Fidelity Series 1000 Value Index Fund	3,126,118	256,949	928,797	113,298	133,155	(44,892)	2,542,533
Fidelity Series All-Sector Equity Fund	10,931,420	1,858,431	3,860,535	1,355,517	554,821	(547,635)	8,936,502
Fidelity Series Canada Fund	--	2,468,862	439,984	24,201	7,159	(52,211)	1,983,826
Fidelity Series Commodity Strategy Fund	8,363,369	3,110,657	1,809,540	54,454	(331,453)	675,857	10,008,890
Fidelity Series Emerging Markets Debt Fund	3,863,369	420,868	574,369	268,692	3,250	(56,541)	3,656,577
Fidelity Series Emerging Markets Fund	33,634,127	2,117,567	19,198,177	733,773	3,666,451	3,055,533	23,275,501
Fidelity Series Floating Rate High Income Fund	1,270,072	123,073	239,313	59,672	(8,748)	7,435	1,152,519
Fidelity Series Government Money Market Fund 1.67%	62,061,398	18,560,452	11,783,037	720,336	--	--	68,838,813
Fidelity Series High Income Fund	7,700,215	813,561	1,340,481	458,361	(27,791)	(27,735)	7,117,769
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	2,312,314	2,595,290	276,024	(48,671)	(178,660)	12,966,248
Fidelity Series International Credit Fund	--	256,023	--	3,134	--	(129)	254,240
Fidelity Series International Growth Fund	23,784,996	1,855,342	8,629,290	684,753	2,421,193	1,150,323	20,582,564
Fidelity Series International Small Cap Fund	5,424,288	603,737	2,043,352	324,195	542,397	570,921	5,097,991
Fidelity Series International Value Fund	23,846,343	2,009,903	7,825,696	683,869	900,119	1,291,826	20,222,495
Fidelity Series Investment Grade Bond Fund	153,919,482	26,146,495	27,596,288	4,487,402	(60,056)	(1,835,044)	150,574,589
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	11,674,692	1,271,189	178,264	(29,904)	(262,517)	10,266,228
Fidelity Series Real Estate Equity Fund	1,862,474	309,545	461,531	89,845	34,545	(172,579)	1,572,454
Fidelity Series Real Estate Income Fund	2,494,077	270,269	450,030	150,956	18,491	(96,994)	2,235,813
Fidelity Series Short-Term Credit Fund	--	497,018	595,689	60,937	(2,356)	(178,446)	16,750,769
Fidelity Series Small Cap Opportunities Fund	9,440,735	1,341,994	2,872,628	909,352	541,951	(491,153)	7,960,899
	$508,000,668	$101,864,285	$150,503,134	$21,775,343	$18,036,007	$(1,539,642)	$475,856,530

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$29,968	$--	$29,968	$--
Domestic Equity Funds	130,880,588	130,880,588	--	--
International Equity Funds	71,162,377	71,162,377	--	--
Bond Funds	188,223,983	188,223,983	--	--
Short-Term Funds	85,621,820	85,621,820	--	--
Total Investments in Securities:	$475,918,736	$475,888,768	$29,968	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,971)	$29,968
Fidelity Central Funds (cost $32,238)	32,238
Affiliated issuers (cost $424,162,611)	475,856,530
Total Investment in Securities (cost $424,224,820)		$475,918,736
Cash		11,291
Receivable for investments sold		989,610
Receivable for fund shares sold		305,000
Distributions receivable from Fidelity Central Funds		43
Total assets		477,224,680
Liabilities
Payable for investments purchased	$268,431
Payable for fund shares redeemed	1,027,843
Accrued management fee	213,777
Distribution and service plan fees payable	103,732
Total liabilities		1,613,783
Net Assets		$475,610,897
Net Assets consist of:
Paid in capital		$410,299,497
Undistributed net investment income		640,647
Accumulated undistributed net realized gain (loss) on investments		12,976,837
Net unrealized appreciation (depreciation) on investments		51,693,916
Net Assets		$475,610,897
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($230,552,599 ÷ 18,561,273 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class M:
Net Asset Value and redemption price per share ($77,068,091 ÷ 6,228,826 shares)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C:
Net Asset Value and offering price per share ($26,226,974 ÷ 2,133,964 shares)(a)		$12.29
Class I:
Net Asset Value, offering price and redemption price per share ($137,019,279 ÷ 10,986,783 shares)		$12.47
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,743,954 ÷ 380,519 shares)		$12.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,834,729
Interest		75
Income from Fidelity Central Funds		92
Total income		9,834,896
Expenses
Management fee	$2,201,786
Distribution and service plan fees	1,320,071
Independent trustees' fees and expenses	1,840
Total expenses before reductions	3,523,697
Expense reductions	(337)	3,523,360
Net investment income (loss)		6,311,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	18,036,007
Futures contracts	23,277
Realized gain distributions from underlying funds:
Affiliated issuers	11,940,614
Total net realized gain (loss)		29,999,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Other affiliated issuers	(1,539,642)
Total change in net unrealized appreciation (depreciation)		(1,539,645)
Net gain (loss)		28,460,253
Net increase (decrease) in net assets resulting from operations		$34,771,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,311,536	$7,994,033
Net realized gain (loss)	29,999,898	14,958,776
Change in net unrealized appreciation (depreciation)	(1,539,645)	24,180,114
Net increase (decrease) in net assets resulting from operations	34,771,789	47,132,923
Distributions to shareholders from net investment income	(6,662,107)	(8,289,234)
Distributions to shareholders from net realized gain	(24,206,337)	(16,768,439)
Total distributions	(30,868,444)	(25,057,673)
Share transactions - net increase (decrease)	(36,175,930)	(109,968,419)
Total increase (decrease) in net assets	(32,272,585)	(87,893,169)
Net Assets
Beginning of period	507,883,482	595,776,651
End of period	$475,610,897	$507,883,482
Other Information
Undistributed net investment income end of period	$640,647	$991,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.87	$12.72	$12.91	$12.50
Income from Investment Operations
Net investment income (loss)A	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.72	.84	(.41)	.44	.82
Total from investment operations	.88	1.02	(.21)	.64	.97
Distributions from net investment income	(.17)	(.19)	(.21)	(.22)	(.14)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.80)B	(.55)	(.64)C	(.83)	(.56)
Net asset value, end of period	$12.42	$12.34	$11.87	$12.72	$12.91
Total ReturnD,E	7.18%	8.87%	(1.67)%	5.08%	7.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.69%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.69%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.45%	1.63%	1.55%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$230,553	$263,496	$328,232	$431,498	$502,834
Portfolio turnover rateF	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$11.83	$12.68	$12.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.13	.14	.17	.17	.11
Net realized and unrealized gain (loss)	.71	.85	(.41)	.43	.83
Total from investment operations	.84	.99	(.24)	.60	.94
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.77)	(.52)	(.61)B	(.79)	(.53)
Net asset value, end of period	$12.37	$12.30	$11.83	$12.68	$12.87
Total ReturnC,D	6.89%	8.63%	(1.92)%	4.81%	7.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.94%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.94%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.20%	1.38%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$77,068	$83,881	$92,543	$106,189	$124,997
Portfolio turnover rateE	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.76	$12.60	$12.79	$12.39
Income from Investment Operations
Net investment income (loss)A	.07	.08	.11	.10	.05
Net realized and unrealized gain (loss)	.70	.84	(.40)	.44	.81
Total from investment operations	.77	.92	(.29)	.54	.86
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.05)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.41)
Total distributions	(.70)	(.46)	(.55)	(.73)	(.46)
Net asset value, end of period	$12.29	$12.22	$11.76	$12.60	$12.79
Total ReturnB,C	6.37%	8.07%	(2.39)%	4.33%	7.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.44%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.70%	.88%	.80%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$26,227	$29,290	$30,150	$34,839	$36,622
Portfolio turnover rateD	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.92	$12.77	$12.96	$12.55
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.72	.85	(.40)	.44	.82
Total from investment operations	.91	1.06	(.17)	.67	1.00
Distributions from net investment income	(.21)	(.22)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.84)B	(.58)	(.68)	(.86)	(.59)
Net asset value, end of period	$12.47	$12.40	$11.92	$12.77	$12.96
Total ReturnC	7.39%	9.22%	(1.40)%	5.34%	8.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.45%	-%	-%	-%	-%
Expenses net of all reductions	.45%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.70%	1.88%	1.80%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$137,019	$131,216	$143,715	$158,071	$191,276
Portfolio turnover rateD	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.53
Total from investment operations	.58
Distributions from net investment income	(.20)
Distributions from net realized gain	(.42)
Total distributions	(.61)C
Net asset value, end of period	$12.47
Total ReturnD,E	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I
Expenses net of fee waivers, if any	.41%H,I
Expenses net of all reductions	.41%H,I
Net investment income (loss)	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,744
Portfolio turnover rateF	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.2
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Advisor Series Growth & Income Fund	6.0
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.0
Fidelity Advisor Series Equity Value Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.4
Fidelity Advisor Series Opportunistic Insights Fund	3.2
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.7%
International Equity Funds	17.7%
Bond Funds	35.3%
Short-Term Funds	13.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% 4/26/18
(Cost $49,952)	50,000	49,947
	Shares	Value

Domestic Equity Funds - 33.7%
Fidelity Advisor Series Equity Growth Fund (a)	2,804,696	$37,891,446
Fidelity Advisor Series Equity Value Fund (a)	3,492,143	43,651,783
Fidelity Advisor Series Growth & Income Fund (a)	4,448,354	66,814,273
Fidelity Advisor Series Growth Opportunities Fund (a)	1,893,084	24,894,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,972,351	35,344,528
Fidelity Advisor Series Small Cap Fund (a)	1,596,030	18,976,799
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,519,333	44,062,046
Fidelity Series 100 Index Fund (a)	1,103,227	18,832,089
Fidelity Series 1000 Value Index Fund (a)	598,674	7,381,653
Fidelity Series All-Sector Equity Fund (a)	2,130,686	25,994,366
Fidelity Series Commodity Strategy Fund (a)	4,314,469	23,427,565
Fidelity Series Real Estate Equity Fund (a)	383,593	4,572,433
Fidelity Series Small Cap Opportunities Fund (a)	1,623,676	23,153,614
TOTAL DOMESTIC EQUITY FUNDS
(Cost $285,742,501)		374,996,646

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	546,435	5,562,712
Fidelity Series Emerging Markets Fund (a)	2,841,171	62,250,067
Fidelity Series International Growth Fund (a)	3,556,266	57,433,691
Fidelity Series International Small Cap Fund (a)	767,874	14,297,809
Fidelity Series International Value Fund (a)	5,377,061	56,727,990
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $133,642,401)		196,272,269

Bond Funds - 35.3%
Fidelity Series Emerging Markets Debt Fund (a)	824,186	8,307,794
Fidelity Series Floating Rate High Income Fund (a)	279,329	2,656,415
Fidelity Series High Income Fund (a)	1,725,255	16,441,680
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,218,691	21,521,301
Fidelity Series International Credit Fund (a)	60,940	605,136
Fidelity Series Investment Grade Bond Fund (a)	28,374,876	312,691,131
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,831,351	24,264,680
Fidelity Series Real Estate Income Fund (a)	485,916	5,209,016
TOTAL BOND FUNDS
(Cost $390,529,575)		391,697,153

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.72% (b)	81,003	81,019
Fidelity Series Government Money Market Fund 1.67% (a)(c)	119,493,654	119,493,654
Fidelity Series Short-Term Credit Fund (a)	2,942,813	29,016,136
TOTAL SHORT-TERM FUNDS
(Cost $148,920,430)		148,590,809
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $958,884,859)		1,111,606,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(770,720)
NET ASSETS - 100%		$1,110,836,104

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209
Total	$209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$7,150,020	$18,772,052	$6,231,707	$4,270,464	$(281,052)	$37,891,446
Fidelity Advisor Series Equity Value Fund	81,815,902	6,305,299	42,664,742(a)	4,743,281	6,833,567	(8,638,243)	43,651,783
Fidelity Advisor Series Growth & Income Fund	56,487,336	29,484,402(a)	21,859,655	4,210,885	1,010,183	1,692,007	66,814,273
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	3,106,234	12,070,357	2,507,057	2,073,439	1,880,309	24,894,051
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	6,198,643	17,633,294	5,345,900	5,931,068	(1,452,040)	35,344,528
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	1,416,324	5,695,215	453,874	(4,424)	42,053	--
Fidelity Advisor Series Small Cap Fund	22,747,133	1,967,810	6,809,728	1,319,210	846,499	225,085	18,976,799
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	4,981,625	14,065,044	3,916,529	2,449,311	(3,611,889)	44,062,046
Fidelity Series 100 Index Fund	23,471,812	886,462	7,892,194	434,210	2,288,182	77,827	18,832,089
Fidelity Series 1000 Value Index Fund	9,072,554	506,037	2,453,775	329,358	386,166	(129,329)	7,381,653
Fidelity Series All-Sector Equity Fund	31,808,427	4,568,556	10,405,539	3,938,978	1,497,717	(1,474,795)	25,994,366
Fidelity Series Canada Fund	--	6,766,346	1,102,034	68,076	18,082	(119,682)	5,562,712
Fidelity Series Commodity Strategy Fund	19,730,718	7,204,465	4,317,566	128,035	(1,760,077)	2,570,025	23,427,565
Fidelity Series Emerging Markets Debt Fund	9,038,148	772,816	1,383,775	619,161	8,939	(128,334)	8,307,794
Fidelity Series Emerging Markets Fund	88,257,284	3,627,844	47,260,626	1,957,865	8,800,419	8,825,146	62,250,067
Fidelity Series Floating Rate High Income Fund	3,032,156	203,882	576,542	139,889	(25,317)	22,236	2,656,415
Fidelity Series Government Money Market Fund 1.67%	105,863,553	34,517,315	20,887,214	1,240,652	--	--	119,493,654
Fidelity Series High Income Fund	18,383,602	1,438,331	3,256,632	1,074,798	(82,951)	(40,670)	16,441,680
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	3,698,404	4,421,123	462,945	(112,224)	(271,396)	21,521,301
Fidelity Series International Credit Fund	--	609,382	--	7,456	--	(309)	605,136
Fidelity Series International Growth Fund	67,875,480	3,345,585	23,878,707	1,919,259	7,376,580	2,714,753	57,433,691
Fidelity Series International Small Cap Fund	15,477,302	1,248,909	5,576,738	908,676	1,655,400	1,492,936	14,297,809
Fidelity Series International Value Fund	68,051,945	3,522,420	21,036,124	1,919,839	2,559,661	3,630,088	56,727,990
Fidelity Series Investment Grade Bond Fund	323,226,746	52,234,111	58,863,799	9,344,404	(111,059)	(3,794,868)	312,691,131
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	27,404,238	2,759,241	420,782	(63,829)	(626,693)	24,264,680
Fidelity Series Real Estate Equity Fund	5,406,610	825,505	1,254,496	260,785	69,765	(474,951)	4,572,433
Fidelity Series Real Estate Income Fund	5,999,051	477,205	1,084,640	356,156	62,105	(244,705)	5,209,016
Fidelity Series Short-Term Credit Fund	--	860,295	1,059,475	105,627	(4,696)	(329,620)	29,016,136
Fidelity Series Small Cap Opportunities Fund	27,405,880	3,172,968	7,562,054	2,641,694	1,479,966	(1,343,146)	23,153,614
	$1,211,917,064	$218,501,433	$366,602,381	$57,007,088	$47,452,936	$210,743	$1,111,475,858

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$49,947	$--	$49,947	$--
Domestic Equity Funds	374,996,646	374,996,646	--	--
International Equity Funds	196,272,269	196,272,269	--	--
Bond Funds	391,697,153	391,697,153	--	--
Short-Term Funds	148,590,809	148,590,809	--	--
Total Investments in Securities:	$1,111,606,824	$1,111,556,877	$49,947	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,952)	$49,947
Fidelity Central Funds (cost $81,019)	81,019
Affiliated issuers (cost $958,753,888)	1,111,475,858
Total Investment in Securities (cost $958,884,859)		$1,111,606,824
Cash		6,514
Receivable for investments sold		1,615,022
Receivable for fund shares sold		409,678
Distributions receivable from Fidelity Central Funds		111
Total assets		1,113,638,149
Liabilities
Payable for investments purchased	$899,384
Payable for fund shares redeemed	1,129,949
Accrued management fee	538,716
Distribution and service plan fees payable	233,996
Total liabilities		2,802,045
Net Assets		$1,110,836,104
Net Assets consist of:
Paid in capital		$919,353,700
Undistributed net investment income		957,886
Accumulated undistributed net realized gain (loss) on investments		37,802,553
Net unrealized appreciation (depreciation) on investments		152,721,965
Net Assets		$1,110,836,104
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($551,179,398 ÷ 43,795,286 shares)		$12.59
Maximum offering price per share (100/94.25 of $12.59)		$13.36
Class M:
Net Asset Value and redemption price per share ($167,834,965 ÷ 13,365,140 shares)		$12.56
Maximum offering price per share (100/96.50 of $12.56)		$13.02
Class C:
Net Asset Value and offering price per share ($54,729,889 ÷ 4,388,153 shares)(a)		$12.47
Class I:
Net Asset Value, offering price and redemption price per share ($324,188,934 ÷ 25,550,910 shares)		$12.69
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,902,918 ÷ 1,018,118 shares)		$12.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$22,881,527
Interest		125
Income from Fidelity Central Funds		209
Total income		22,881,861
Expenses
Management fee	$5,613,973
Distribution and service plan fees	3,008,585
Independent trustees' fees and expenses	4,356
Total expenses before reductions	8,626,914
Expense reductions	(796)	8,626,118
Net investment income (loss)		14,255,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,452,936
Futures contracts	46,554
Realized gain distributions from underlying funds:
Affiliated issuers	34,125,561
Total net realized gain (loss)		81,625,051
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5)
Other affiliated issuers	210,743
Total change in net unrealized appreciation (depreciation)		210,738
Net gain (loss)		81,835,789
Net increase (decrease) in net assets resulting from operations		$96,091,532

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,255,743	$18,746,280
Net realized gain (loss)	81,625,051	34,433,131
Change in net unrealized appreciation (depreciation)	210,738	71,901,912
Net increase (decrease) in net assets resulting from operations	96,091,532	125,081,323
Distributions to shareholders from net investment income	(15,646,822)	(19,217,331)
Distributions to shareholders from net realized gain	(63,171,458)	(39,746,083)
Total distributions	(78,818,280)	(58,963,414)
Share transactions - net increase (decrease)	(118,085,087)	(212,702,716)
Total increase (decrease) in net assets	(100,811,835)	(146,584,807)
Net Assets
Beginning of period	1,211,647,939	1,358,232,746
End of period	$1,110,836,104	$1,211,647,939
Other Information
Undistributed net investment income end of period	$957,886	$2,348,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.81	$12.70	$12.87	$12.47
Income from Investment Operations
Net investment income (loss)A	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.87	.99	(.45)	.49	.89
Total from investment operations	1.03	1.17	(.25)	.69	1.04
Distributions from net investment income	(.18)	(.19)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.87)B	(.55)	(.64)	(.86)C	(.64)D
Net asset value, end of period	$12.59	$12.43	$11.81	$12.70	$12.87
Total ReturnE,F	8.42%	10.23%	(2.07)%	5.51%	8.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.72%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.46%	1.64%	1.58%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$551,179	$653,982	$739,929	$967,164	$1,086,606
Portfolio turnover rateH	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.79	$12.68	$12.85	$12.46
Income from Investment Operations
Net investment income (loss)A	.12	.15	.17	.17	.12
Net realized and unrealized gain (loss)	.87	.99	(.45)	.48	.88
Total from investment operations	.99	1.14	(.28)	.65	1.00
Distributions from net investment income	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.84)B	(.52)	(.61)	(.82)	(.61)
Net asset value, end of period	$12.56	$12.41	$11.79	$12.68	$12.85
Total ReturnC,D	8.10%	9.98%	(2.32)%	5.26%	8.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.98%	.50%	.50%	.50%	.50%
Net investment income (loss)	.96%	1.21%	1.39%	1.33%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$167,835	$178,795	$190,018	$208,468	$226,663
Portfolio turnover rateF	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.72	$12.60	$12.77	$12.39
Income from Investment Operations
Net investment income (loss)A	.06	.08	.11	.11	.05
Net realized and unrealized gain (loss)	.86	.98	(.45)	.48	.88
Total from investment operations	.92	1.06	(.34)	.59	.93
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.49)
Total distributions	(.77)B	(.46)	(.54)	(.76)	(.55)
Net asset value, end of period	$12.47	$12.32	$11.72	$12.60	$12.77
Total ReturnC,D	7.57%	9.33%	(2.76)%	4.75%	7.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.71%	.89%	.83%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$54,730	$61,332	$63,443	$72,725	$75,682
Portfolio turnover rate F	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$11.90	$12.79	$12.96	$12.56
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.24	.18
Net realized and unrealized gain (loss)	.88	1.00	(.45)	.48	.90
Total from investment operations	1.07	1.21	(.22)	.72	1.08
Distributions from net investment income	(.21)	(.22)	(.24)	(.25)	(.18)
Distributions from net realized gain	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.91)	(.58)	(.67)	(.89)	(.68)
Net asset value, end of period	$12.69	$12.53	$11.90	$12.79	$12.96
Total ReturnB	8.66%	10.53%	(1.80)%	5.74%	8.75%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.48%	-%	-%	-%	-%
Expenses net of all reductions	.48%	-%	-%	-%	-%
Net investment income (loss)	1.46%	1.71%	1.89%	1.83%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$324,189	$317,539	$361,722	$425,176	$488,611
Portfolio turnover rateC	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.51
Total from investment operations	.69
Distributions from net investment income	(.21)
Distributions from net realized gain	(.47)
Total distributions	(.68)
Net asset value, end of period	$12.67
Total ReturnC,D	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G,H
Expenses net of fee waivers, if any	.43%G,H
Expenses net of all reductions	.43%G,H
Net investment income (loss)	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,903
Portfolio turnover rateF	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.5
Fidelity Series Government Money Market Fund 1.67%	8.1
Fidelity Advisor Series Growth & Income Fund	6.9
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.6
Fidelity Advisor Series Equity Value Fund	4.5
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Advisor Series Opportunistic Insights Fund	3.6
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.5%
International Equity Funds	19.7%
Bond Funds	31.8%
Short-Term Funds	10.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $109,888)	110,000	109,876
	Shares	Value

Domestic Equity Funds - 38.5%
Fidelity Advisor Series Equity Growth Fund (a)	7,253,623	$97,996,442
Fidelity Advisor Series Equity Value Fund (a)	9,038,162	112,977,029
Fidelity Advisor Series Growth & Income Fund (a)	11,516,012	172,970,500
Fidelity Advisor Series Growth Opportunities Fund (a)	4,894,795	64,366,555
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,095,755	91,315,922
Fidelity Advisor Series Small Cap Fund (a)	4,127,611	49,077,299
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,109,237	114,047,646
Fidelity Series 100 Index Fund (a)	2,851,626	48,677,255
Fidelity Series 1000 Value Index Fund (a)	1,547,569	19,081,531
Fidelity Series All-Sector Equity Fund (a)	5,511,930	67,245,550
Fidelity Series Commodity Strategy Fund (a)	9,772,883	53,066,753
Fidelity Series Real Estate Equity Fund (a)	991,363	11,817,048
Fidelity Series Small Cap Opportunities Fund (a)	4,198,868	59,875,853
TOTAL DOMESTIC EQUITY FUNDS
(Cost $749,305,401)		962,515,383

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	1,387,203	14,121,725
Fidelity Series Emerging Markets Fund (a)	7,035,633	154,150,718
Fidelity Series International Growth Fund (a)	8,976,504	144,970,532
Fidelity Series International Small Cap Fund (a)	1,947,193	36,256,739
Fidelity Series International Value Fund (a)	13,644,195	143,946,261
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $345,563,320)		493,445,975

Bond Funds - 31.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,793,250	18,075,963
Fidelity Series Floating Rate High Income Fund (a)	617,252	5,870,063
Fidelity Series High Income Fund (a)	3,834,431	36,542,127
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,944,306	28,559,768
Fidelity Series International Credit Fund (a)	130,981	1,300,646
Fidelity Series Investment Grade Bond Fund (a)	57,806,551	637,028,192
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,451,866	55,292,489
Fidelity Series Real Estate Income Fund (a)	1,079,288	11,569,965
TOTAL BOND FUNDS
(Cost $806,600,690)		794,239,213

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 1.72%(b)	190,474	190,512
Fidelity Series Government Money Market Fund 1.67% (a)(c)	204,141,698	204,141,698
Fidelity Series Short-Term Credit Fund (a)	4,999,441	49,294,490
TOTAL SHORT-TERM FUNDS
(Cost $254,175,206)		253,626,700
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,155,754,505)		2,503,937,147
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,767,062)
NET ASSETS - 100%		$2,502,170,085

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509
Total	$509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$19,299,531	$38,395,538	$15,611,037	$8,509,044	$683,743	$97,996,442
Fidelity Advisor Series Equity Value Fund	192,890,348	18,640,720	93,743,504(a)	11,823,492	9,127,625	(13,938,160)	112,977,029
Fidelity Advisor Series Growth & Income Fund	133,562,727	74,400,985(a)	41,186,644	10,388,742	1,642,032	4,551,400	172,970,500
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	8,694,513	24,733,408	6,280,189	4,130,769	5,307,364	64,366,555
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	16,850,191	36,289,532	13,422,185	11,835,558	(1,357,253)	91,315,922
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	2,197,833	7,218,323	737,017	(3,544)	62,921	--
Fidelity Advisor Series Small Cap Fund	53,446,579	5,827,405	12,658,882	3,304,794	1,485,884	976,313	49,077,299
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	14,677,322	25,348,304	9,857,185	3,175,812	(6,465,657)	114,047,646
Fidelity Series 100 Index Fund	55,757,975	2,895,843	15,646,719	1,087,703	3,752,009	1,918,147	48,677,255
Fidelity Series 1000 Value Index Fund	21,451,762	1,560,665	4,509,798	826,349	603,784	(24,882)	19,081,531
Fidelity Series All-Sector Equity Fund	75,469,271	12,501,436	20,381,185	9,933,166	2,308,816	(2,652,788)	67,245,550
Fidelity Series Canada Fund	--	16,530,897	2,174,064	166,360	37,556	(272,664)	14,121,725
Fidelity Series Commodity Strategy Fund	41,695,481	16,863,609	7,274,772	278,853	(1,886,258)	3,668,693	53,066,753
Fidelity Series Emerging Markets Debt Fund	18,811,124	1,871,420	2,344,043	1,313,527	3,598	(266,136)	18,075,963
Fidelity Series Emerging Markets Fund	197,902,416	10,779,435	94,957,778	4,715,100	15,053,628	25,373,017	154,150,718
Fidelity Series Floating Rate High Income Fund	6,322,119	531,460	976,656	299,029	(35,587)	28,727	5,870,063
Fidelity Series Government Money Market Fund 1.67%	168,214,560	62,529,420	26,602,282	2,039,464	--	--	204,141,698
Fidelity Series High Income Fund	38,742,751	3,609,773	5,518,619	2,321,021	(109,432)	(182,346)	36,542,127
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	5,310,943	4,411,702	597,888	(122,287)	(370,986)	28,559,768
Fidelity Series International Credit Fund	--	1,309,766	--	16,033	--	(657)	1,300,646
Fidelity Series International Growth Fund	159,124,886	10,106,790	48,026,414	4,715,322	11,474,212	12,291,058	144,970,532
Fidelity Series International Small Cap Fund	36,182,712	3,561,658	10,962,252	2,232,414	2,321,310	5,153,311	36,256,739
Fidelity Series International Value Fund	159,539,367	10,910,899	40,853,263	4,712,388	3,370,052	10,979,206	143,946,261
Fidelity Series Investment Grade Bond Fund	617,537,596	116,794,222	89,339,892	18,372,827	(35,141)	(7,928,593)	637,028,192
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	60,853,469	4,652,844	925,585	(99,245)	(1,387,447)	55,292,489
Fidelity Series Real Estate Equity Fund	12,783,544	2,391,636	2,338,693	645,490	29,330	(1,048,769)	11,817,048
Fidelity Series Real Estate Income Fund	12,602,093	1,204,487	1,837,307	766,306	78,584	(477,892)	11,569,965
Fidelity Series Short-Term Credit Fund	--	2,188,202	1,078,020	177,523	(5,531)	(548,506)	49,294,490
Fidelity Series Small Cap Opportunities Fund	64,799,072	8,860,632	14,113,716	6,503,851	1,419,148	(1,089,283)	59,875,853
	$2,556,420,607	$513,755,162	$677,574,154	$134,070,840	$78,061,726	$32,981,881	$2,503,636,759

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$109,876	$--	$109,876	$--
Domestic Equity Funds	962,515,383	962,515,383	--	--
International Equity Funds	493,445,975	493,445,975	--	--
Bond Funds	794,239,213	794,239,213	--	--
Short-Term Funds	253,626,700	253,626,700	--	--
Total Investments in Securities:	$2,503,937,147	$2,503,827,271	$109,876	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,888)	$109,876
Fidelity Central Funds (cost $190,512)	190,512
Affiliated issuers (cost $2,155,454,105)	2,503,636,759
Total Investment in Securities (cost $2,155,754,505)		$2,503,937,147
Cash		9,702
Receivable for investments sold		2,156,793
Receivable for fund shares sold		5,205,905
Distributions receivable from Fidelity Central Funds		259
Total assets		2,511,309,806
Liabilities
Payable for investments purchased	$5,536,889
Payable for fund shares redeemed	1,813,283
Accrued management fee	1,296,740
Distribution and service plan fees payable	492,809
Total liabilities		9,139,721
Net Assets		$2,502,170,085
Net Assets consist of:
Paid in capital		$2,069,976,088
Undistributed net investment income		1,145,206
Accumulated undistributed net realized gain (loss) on investments		82,866,149
Net unrealized appreciation (depreciation) on investments		348,182,642
Net Assets		$2,502,170,085
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,196,128,033 ÷ 87,225,224 shares)		$13.71
Maximum offering price per share (100/94.25 of $13.71)		$14.55
Class M:
Net Asset Value and redemption price per share ($374,470,261 ÷ 27,320,510 shares)		$13.71
Maximum offering price per share (100/96.50 of $13.71)		$14.21
Class C:
Net Asset Value and offering price per share ($98,877,667 ÷ 7,272,273 shares)(a)		$13.60
Class I:
Net Asset Value, offering price and redemption price per share ($803,562,030 ÷ 58,137,780 shares)		$13.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($29,132,094 ÷ 2,110,192 shares)		$13.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$49,546,822
Interest		271
Income from Fidelity Central Funds		509
Total income		49,547,602
Expenses
Management fee	$13,154,444
Distribution and service plan fees	6,171,378
Independent trustees' fees and expenses	9,415
Total expenses before reductions	19,335,237
Expense reductions	(1,696)	19,333,541
Net investment income (loss)		30,214,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	78,061,726
Futures contracts	104,747
Realized gain distributions from underlying funds:
Affiliated issuers	84,524,018
Total net realized gain (loss)		162,690,491
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12)
Other affiliated issuers	32,981,881
Total change in net unrealized appreciation (depreciation)		32,981,869
Net gain (loss)		195,672,360
Net increase (decrease) in net assets resulting from operations		$225,886,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,214,061	$38,750,307
Net realized gain (loss)	162,690,491	56,868,315
Change in net unrealized appreciation (depreciation)	32,981,869	182,559,768
Net increase (decrease) in net assets resulting from operations	225,886,421	278,178,390
Distributions to shareholders from net investment income	(33,576,472)	(38,366,807)
Distributions to shareholders from net realized gain	(112,956,333)	(76,567,312)
Total distributions	(146,532,805)	(114,934,119)
Share transactions - net increase (decrease)	(133,083,804)	(325,620,479)
Total increase (decrease) in net assets	(53,730,188)	(162,376,208)
Net Assets
Beginning of period	2,555,900,273	2,718,276,481
End of period	$2,502,170,085	$2,555,900,273
Other Information
Undistributed net investment income end of period	$1,145,206	$4,507,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.16	.19	.21	.22	.16
Net realized and unrealized gain (loss)	1.05	1.16	(.51)	.55	1.04
Total from investment operations	1.21	1.35	(.30)	.77	1.20
Distributions from net investment income	(.18)	(.19)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.81)B	(.55)	(.63)C	(.87)	(.71)
Net asset value, end of period	$13.71	$13.31	$12.51	$13.44	$13.54
Total ReturnD,E	9.15%	11.17%	(2.35)%	5.82%	9.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.76%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.76%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%	1.46%	1.62%	1.59%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,196,128	$1,315,261	$1,442,826	$1,775,399	$1,910,164
Portfolio turnover rateF	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.13	.15	.18	.18	.13
Net realized and unrealized gain (loss)	1.05	1.16	(.52)	.55	1.03
Total from investment operations	1.18	1.31	(.34)	.73	1.16
Distributions from net investment income	(.15)	(.16)	(.18)	(.19)	(.13)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.77)	(.52)	(.59)	(.83)	(.67)B
Net asset value, end of period	$13.71	$13.30	$12.51	$13.44	$13.54
Total ReturnC,D	8.97%	10.81%	(2.59)%	5.56%	9.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.01%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.01%	.50%	.50%	.50%	.50%
Net investment income (loss)	.92%	1.21%	1.37%	1.34%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$374,470	$396,330	$394,406	$440,674	$465,828
Portfolio turnover rate F	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.42	$13.35	$13.45	$12.97
Income from Investment Operations
Net investment income (loss)A	.06	.09	.11	.11	.06
Net realized and unrealized gain (loss)	1.05	1.15	(.51)	.55	1.03
Total from investment operations	1.11	1.24	(.40)	.66	1.09
Distributions from net investment income	(.09)	(.10)	(.12)	(.12)	(.07)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.54)
Total distributions	(.71)	(.46)	(.53)	(.76)	(.61)
Net asset value, end of period	$13.60	$13.20	$12.42	$13.35	$13.45
Total ReturnB,C	8.45%	10.26%	(3.11)%	5.07%	8.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.52%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.71%	.87%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$98,878	$101,268	$105,128	$112,535	$113,194
Portfolio turnover rateD	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.61	$13.54	$13.63	$13.14
Income from Investment Operations
Net investment income (loss)A	.20	.22	.24	.25	.20
Net realized and unrealized gain (loss)	1.05	1.16	(.51)	.56	1.03
Total from investment operations	1.25	1.38	(.27)	.81	1.23
Distributions from net investment income	(.22)	(.22)	(.25)	(.26)	(.19)
Distributions from net realized gain	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.84)	(.58)	(.66)	(.90)	(.74)
Net asset value, end of period	$13.82	$13.41	$12.61	$13.54	$13.63
Total ReturnB	9.45%	11.36%	(2.07)%	6.13%	9.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.52%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.52%	-%	-%	-%	-%
Expenses net of all reductions	.52%	-%	-%	-%	-%
Net investment income (loss)	1.42%	1.71%	1.87%	1.84%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$803,562	$743,042	$767,908	$836,880	$875,979
Portfolio turnover rateD	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.75
Total from investment operations	.83
Distributions from net investment income	(.23)
Distributions from net realized gain	(.41)
Total distributions	(.64)
Net asset value, end of period	$13.81
Total ReturnC,D	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H
Expenses net of fee waivers, if any	.45%G,H
Expenses net of all reductions	.45%G,H
Net investment income (loss)	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,132
Portfolio turnover rateE	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	22.1
Fidelity Advisor Series Growth & Income Fund	7.7
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Government Money Market Fund 1.67%	6.4
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1
Fidelity Advisor Series Equity Value Fund	5.1
Fidelity Advisor Series Equity Growth Fund	4.4
Fidelity Advisor Series Opportunistic Insights Fund	4.1
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.8%
International Equity Funds	21.5%
Bond Funds	28.0%
Short-Term Funds	7.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $129,868)	130,000	129,855
	Shares	Value

Domestic Equity Funds - 42.8%
Fidelity Advisor Series Equity Growth Fund (a)	9,763,885	$131,910,093
Fidelity Advisor Series Equity Value Fund (a)	12,167,391	152,092,384
Fidelity Advisor Series Growth & Income Fund (a)	15,504,487	232,877,392
Fidelity Advisor Series Growth Opportunities Fund (a)	6,587,907	86,630,974
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,854,999	122,841,576
Fidelity Advisor Series Small Cap Fund (a)	5,555,388	66,053,566
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,263,953	153,544,687
Fidelity Series 100 Index Fund (a)	3,843,491	65,608,385
Fidelity Series 1000 Value Index Fund (a)	2,081,842	25,669,107
Fidelity Series All-Sector Equity Fund (a)	7,419,344	90,515,999
Fidelity Series Commodity Strategy Fund (a)	11,821,435	64,190,392
Fidelity Series Real Estate Equity Fund (a)	1,336,706	15,933,541
Fidelity Series Small Cap Opportunities Fund (a)	5,652,010	80,597,666
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,010,406,308)		1,288,465,762

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	1,832,259	18,652,399
Fidelity Series Emerging Markets Fund (a)	9,139,832	200,253,721
Fidelity Series International Growth Fund (a)	11,800,296	190,574,782
Fidelity Series International Small Cap Fund (a)	2,554,497	47,564,731
Fidelity Series International Value Fund (a)	18,020,570	190,117,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $463,226,027)		647,162,647

Bond Funds - 28.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,108,218	21,250,839
Fidelity Series Floating Rate High Income Fund (a)	733,850	6,978,916
Fidelity Series High Income Fund (a)	4,485,996	42,751,545
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,481,224	24,067,874
Fidelity Series International Credit Fund (a)	151,856	1,507,928
Fidelity Series Investment Grade Bond Fund (a)	60,172,379	663,099,615
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,828,154	67,087,281
Fidelity Series Real Estate Income Fund (a)	1,275,918	13,677,837
TOTAL BOND FUNDS
(Cost $858,247,175)		840,421,835

Short-Term Funds - 7.8%
Fidelity Cash Central Fund, 1.72% (b)	236,833	236,880
Fidelity Series Government Money Market Fund 1.67% (a)(c)	191,905,833	191,905,833
Fidelity Series Short-Term Credit Fund (a)	4,386,510	43,250,992
TOTAL SHORT-TERM FUNDS
(Cost $235,886,297)		235,393,705
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,567,895,675)		3,011,573,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,207,144)
NET ASSETS - 100%		$3,009,366,660

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$642
Total	$642

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$28,327,139	$43,746,457	$20,642,180	$9,001,760	$2,389,800	$131,910,093
Fidelity Advisor Series Equity Value Fund	241,941,961	28,493,312	111,767,908(a)	15,582,717	8,488,901	(15,063,882)	152,092,384
Fidelity Advisor Series Growth & Income Fund	167,651,187	101,975,693(a)	44,528,494	13,515,353	1,336,156	6,442,850	232,877,392
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	13,337,783	28,257,210	8,311,071	4,361,017	7,673,220	86,630,974
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	24,940,608	41,621,761	17,800,213	11,207,813	1,957,972	122,841,576
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	4,017,757	4,942,886	634,470	(1,771)	54,600	--
Fidelity Advisor Series Small Cap Fund	67,276,031	9,224,436	13,547,025	4,373,547	1,395,778	1,704,346	66,053,566
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	22,912,904	25,292,426	13,096,431	1,310,785	(5,989,589)	153,544,687
Fidelity Series 100 Index Fund	70,010,948	5,360,542	17,024,109	1,440,028	3,449,103	3,811,901	65,608,385
Fidelity Series 1000 Value Index Fund	26,963,429	2,627,032	4,636,657	1,096,111	510,225	205,078	25,669,107
Fidelity Series All-Sector Equity Fund	94,923,840	18,569,899	22,135,552	13,222,086	1,552,018	(2,394,206)	90,515,999
Fidelity Series Canada Fund	--	21,291,820	2,350,192	215,842	35,733	(324,962)	18,652,399
Fidelity Series Commodity Strategy Fund	47,127,023	21,519,521	6,596,768	330,798	(500,913)	2,641,529	64,190,392
Fidelity Series Emerging Markets Debt Fund	21,226,584	2,544,765	2,202,191	1,518,004	(1,371)	(316,948)	21,250,839
Fidelity Series Emerging Markets Fund	236,992,530	18,102,660	104,374,599	6,012,656	15,268,105	34,265,025	200,253,721
Fidelity Series Floating Rate High Income Fund	7,128,727	775,311	917,517	347,553	(24,380)	16,775	6,978,916
Fidelity Series Government Money Market Fund 1.67%	139,740,928	70,078,488	17,913,583	1,817,072	--	--	191,905,833
Fidelity Series High Income Fund	43,229,749	5,061,594	5,181,119	2,664,318	(54,249)	(304,430)	42,751,545
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	3,395,759	2,849,386	502,418	(25,161)	(384,225)	24,067,874
Fidelity Series International Credit Fund	--	1,518,502	--	18,540	--	(763)	1,507,928
Fidelity Series International Growth Fund	197,802,750	17,582,168	54,708,057	6,118,701	9,581,344	20,316,577	190,574,782
Fidelity Series International Small Cap Fund	44,955,970	5,614,766	12,465,301	2,896,859	1,987,086	7,472,210	47,564,731
Fidelity Series International Value Fund	198,365,131	18,340,724	44,374,831	6,121,242	2,278,285	15,507,705	190,117,014
Fidelity Series Investment Grade Bond Fund	601,868,505	140,674,717	70,861,770	18,613,766	(16,362)	(8,565,475)	663,099,615
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	72,664,670	4,339,469	1,097,453	(92,586)	(1,686,496)	67,087,281
Fidelity Series Real Estate Equity Fund	16,067,822	3,547,305	2,322,267	847,667	(280)	(1,359,039)	15,933,541
Fidelity Series Real Estate Income Fund	14,185,039	1,693,575	1,727,126	887,184	(1,356)	(472,295)	13,677,837
Fidelity Series Short-Term Credit Fund	--	777,868	773,740	155,947	(2,237)	(492,592)	43,250,992
Fidelity Series Small Cap Opportunities Fund	81,447,702	13,379,550	14,683,010	8,499,678	1,075,135	(621,711)	80,597,666
	$2,900,405,870	$678,350,868	$706,141,411	$168,379,905	$72,118,578	$66,482,975	$3,011,207,069

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$129,855	$--	$129,855	$--
Domestic Equity Funds	1,288,465,762	1,288,465,762	--	--
International Equity Funds	647,162,647	647,162,647	--	--
Bond Funds	840,421,835	840,421,835	--	--
Short-Term Funds	235,393,705	235,393,705	--	--
Total Investments in Securities:	$3,011,573,804	$3,011,443,949	$129,855	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,868)	$129,855
Fidelity Central Funds (cost $236,880)	236,880
Affiliated issuers (cost $2,567,528,927)	3,011,207,069
Total Investment in Securities (cost $2,567,895,675)		$3,011,573,804
Cash		12,255
Receivable for investments sold		7,143,935
Receivable for fund shares sold		2,198,044
Distributions receivable from Fidelity Central Funds		323
Total assets		3,020,928,361
Liabilities
Payable for investments purchased	$3,217,352
Payable for fund shares redeemed	6,099,735
Accrued management fee	1,675,696
Distribution and service plan fees payable	568,918
Total liabilities		11,561,701
Net Assets		$3,009,366,660
Net Assets consist of:
Paid in capital		$2,466,068,503
Undistributed net investment income		174,202
Accumulated undistributed net realized gain (loss) on investments		99,445,826
Net unrealized appreciation (depreciation) on investments		443,678,129
Net Assets		$3,009,366,660
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,435,987,148 ÷ 104,517,106 shares)		$13.74
Maximum offering price per share (100/94.25 of $13.74)		$14.58
Class M:
Net Asset Value and redemption price per share ($432,226,702 ÷ 31,404,217 shares)		$13.76
Maximum offering price per share (100/96.50 of $13.76)		$14.26
Class C:
Net Asset Value and offering price per share ($97,690,923 ÷ 7,214,548 shares)(a)		$13.54
Class I:
Net Asset Value, offering price and redemption price per share ($1,018,535,879 ÷ 73,479,142 shares)		$13.86
Class Z6:
Net Asset Value, offering price and redemption price per share ($24,926,008 ÷ 1,799,513 shares)		$13.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$57,352,745
Interest		321
Income from Fidelity Central Funds		642
Total income		57,353,708
Expenses
Management fee	$16,593,972
Distribution and service plan fees	6,915,547
Independent trustees' fees and expenses	10,984
Total expenses before reductions	23,520,503
Expense reductions	(1,954)	23,518,549
Net investment income (loss)		33,835,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	72,118,578
Futures contracts	128,024
Realized gain distributions from underlying funds:
Affiliated issuers	111,027,160
Total net realized gain (loss)		183,273,762
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13)
Other affiliated issuers	66,482,975
Total change in net unrealized appreciation (depreciation)		66,482,962
Net gain (loss)		249,756,724
Net increase (decrease) in net assets resulting from operations		$283,591,883

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,835,159	$42,192,800
Net realized gain (loss)	183,273,762	57,817,454
Change in net unrealized appreciation (depreciation)	66,482,962	230,075,430
Net increase (decrease) in net assets resulting from operations	283,591,883	330,085,684
Distributions to shareholders from net investment income	(38,001,071)	(41,339,479)
Distributions to shareholders from net realized gain	(117,185,415)	(87,305,041)
Total distributions	(155,186,486)	(128,644,520)
Share transactions - net increase (decrease)	(18,870,598)	(213,146,163)
Total increase (decrease) in net assets	109,534,799	(11,704,999)
Net Assets
Beginning of period	2,899,831,861	2,911,536,860
End of period	$3,009,366,660	$2,899,831,861
Other Information
Undistributed net investment income end of period	$174,202	$4,340,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$12.29	$13.25	$13.33	$12.72
Income from Investment Operations
Net investment income (loss)A	.15	.18	.19	.21	.16
Net realized and unrealized gain (loss)	1.15	1.24	(.54)	.60	1.26
Total from investment operations	1.30	1.42	(.35)	.81	1.42
Distributions from net investment income	(.17)	(.18)	(.20)	(.22)	(.16)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.72)	(.55)	(.61)B	(.89)	(.81)C
Net asset value, end of period	$13.74	$13.16	$12.29	$13.25	$13.33
Total ReturnD,E	9.96%	12.00%	(2.72)%	6.26%	11.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.80%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.80%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.11%	1.43%	1.53%	1.55%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,435,987	$1,503,384	$1,543,665	$1,853,121	$1,907,797
Portfolio turnover rateG	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.31	$13.27	$13.35	$12.74
Income from Investment Operations
Net investment income (loss)A	.12	.15	.16	.17	.13
Net realized and unrealized gain (loss)	1.15	1.24	(.54)	.61	1.26
Total from investment operations	1.27	1.39	(.38)	.78	1.39
Distributions from net investment income	(.14)	(.15)	(.16)	(.19)	(.13)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.69)	(.52)	(.58)	(.86)	(.78)B
Net asset value, end of period	$13.76	$13.18	$12.31	$13.27	$13.35
Total ReturnC,D	9.69%	11.70%	(2.95)%	6.00%	11.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.05%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.05%	.50%	.50%	.50%	.50%
Net investment income (loss)	.86%	1.18%	1.28%	1.30%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$432,227	$418,713	$399,088	$405,224	$387,919
Portfolio turnover rateF	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.14	$13.09	$13.19	$12.60
Income from Investment Operations
Net investment income (loss)A	.05	.08	.10	.11	.06
Net realized and unrealized gain (loss)	1.13	1.23	(.53)	.59	1.25
Total from investment operations	1.18	1.31	(.43)	.70	1.31
Distributions from net investment income	(.08)	(.10)	(.11)	(.12)	(.07)
Distributions from net realized gain	(.54)	(.37)	(.41)	(.67)	(.65)
Total distributions	(.62)	(.47)	(.52)	(.80)B	(.72)
Net asset value, end of period	$13.54	$12.98	$12.14	$13.09	$13.19
Total ReturnC,D	9.14%	11.13%	(3.40)%	5.42%	10.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.55%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.36%	.68%	.78%	.80%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$97,691	$97,994	$91,941	$94,878	$89,402
Portfolio turnover rateF	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$12.39	$13.35	$13.43	$12.81
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.24	.19
Net realized and unrealized gain (loss)	1.16	1.26	(.54)	.60	1.28
Total from investment operations	1.35	1.47	(.31)	.84	1.47
Distributions from net investment income	(.21)	(.21)	(.23)	(.25)	(.19)
Distributions from net realized gain	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.76)	(.59)B	(.65)	(.92)	(.85)
Net asset value, end of period	$13.86	$13.27	$12.39	$13.35	$13.43
Total ReturnC	10.26%	12.26%	(2.44)%	6.48%	11.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.56%	-%	-%	-%	-%
Expenses net of all reductions	.56%	-%	-%	-%	-%
Net investment income (loss)	1.35%	1.68%	1.78%	1.80%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,536	$879,740	$870,772	$838,616	$846,372
Portfolio turnover rateE	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.53
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.80
Total from investment operations	.90
Distributions from net investment income	(.22)
Distributions from net realized gain	(.36)
Total distributions	(.58)
Net asset value, end of period	$13.85
Total ReturnC,D	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G,H
Expenses net of fee waivers, if any	.47%G,H
Expenses net of all reductions	.47%G,H
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,926
Portfolio turnover rateF	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.5
Fidelity Advisor Series Growth & Income Fund	9.4
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.2
Fidelity Advisor Series Equity Value Fund	6.2
Fidelity Advisor Series Equity Growth Fund	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.0
Fidelity Series All-Sector Equity Fund	3.7
74.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	25.3%
Bond Funds	21.3%
Short-Term Funds	1.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $129,868)	130,000	129,855
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	11,850,873	$160,105,288
Fidelity Advisor Series Equity Value Fund (a)	14,773,911	184,673,886
Fidelity Advisor Series Growth & Income Fund (a)	18,829,281	282,815,807
Fidelity Advisor Series Growth Opportunities Fund (a)	7,994,679	105,130,031
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,312,534	148,960,609
Fidelity Advisor Series Small Cap Fund (a)	6,741,635	80,158,042
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,891,227	186,438,157
Fidelity Series 100 Index Fund (a)	4,660,452	79,553,910
Fidelity Series 1000 Value Index Fund (a)	2,524,681	31,129,323
Fidelity Series All-Sector Equity Fund (a)	9,005,658	109,869,027
Fidelity Series Commodity Strategy Fund (a)	11,618,715	63,089,625
Fidelity Series Real Estate Equity Fund (a)	1,620,645	19,318,083
Fidelity Series Small Cap Opportunities Fund (a)	6,858,544	97,802,834
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,231,660,050)		1,549,044,622

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	2,172,293	22,113,942
Fidelity Series Emerging Markets Fund (a)	10,460,139	229,181,656
Fidelity Series International Growth Fund (a)	13,834,101	223,420,738
Fidelity Series International Small Cap Fund (a)	2,994,004	55,748,352
Fidelity Series International Value Fund (a)	21,363,587	225,385,847
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $552,204,625)		755,850,535

Bond Funds - 21.3%
Fidelity Series Emerging Markets Debt Fund (a)	2,036,133	20,524,216
Fidelity Series Floating Rate High Income Fund (a)	712,445	6,775,351
Fidelity Series High Income Fund (a)	4,452,977	42,436,867
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,400,895	23,288,678
Fidelity Series International Credit Fund (a)	148,890	1,478,474
Fidelity Series Investment Grade Bond Fund (a)	42,201,997	465,066,009
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,660,122	65,647,248
Fidelity Series Real Estate Income Fund (a)	1,241,290	13,306,628
TOTAL BOND FUNDS
(Cost $647,799,301)		638,523,471

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.72% (b)	238,937	238,985
Fidelity Series Government Money Market Fund 1.67% (a)(c)	43,596,913	43,596,913
Fidelity Series Short-Term Credit Fund (a)	839,061	8,273,138
TOTAL SHORT-TERM FUNDS
(Cost $52,188,654)		52,109,036
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,483,982,498)		2,995,657,519
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,322,982)
NET ASSETS - 100%		$2,993,334,537

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$647
Total	$647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$34,342,889	$50,047,289	$24,636,617	$10,679,899	$2,868,796	$160,105,288
Fidelity Advisor Series Equity Value Fund	287,560,469	34,888,111	129,745,789(a)	18,593,638	9,064,272	(17,093,177)	184,673,886
Fidelity Advisor Series Growth & Income Fund	199,402,635	124,632,663(a)	50,079,451	16,179,963	1,161,085	7,698,875	282,815,807
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	16,176,916	32,390,340	9,910,959	5,207,469	9,140,320	105,130,031
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	30,157,109	47,669,785	21,266,946	9,686,062	5,932,096	148,960,609
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	2,185,708	868,308	101,811	809	(788)	--
Fidelity Advisor Series Small Cap Fund	80,012,023	11,252,333	14,746,834	5,215,570	1,611,911	2,028,609	80,158,042
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	28,471,379	27,162,077	15,654,450	1,376,742	(7,151,185)	186,438,157
Fidelity Series 100 Index Fund	83,215,061	6,504,500	18,748,754	1,716,530	3,658,728	4,924,375	79,553,910
Fidelity Series 1000 Value Index Fund	32,100,022	3,213,077	5,008,970	1,306,827	582,085	243,109	31,129,323
Fidelity Series All-Sector Equity Fund	112,891,828	22,442,859	24,331,618	15,816,406	1,683,665	(2,817,707)	109,869,027
Fidelity Series Canada Fund	--	24,669,354	2,330,732	250,503	32,087	(256,767)	22,113,942
Fidelity Series Commodity Strategy Fund	44,717,598	22,894,811	6,517,621	317,889	22,550	1,972,287	63,089,625
Fidelity Series Emerging Markets Debt Fund	20,427,254	2,511,837	2,112,415	1,455,611	4,473	(306,933)	20,524,216
Fidelity Series Emerging Markets Fund	258,234,751	21,089,573	104,556,247	6,872,397	15,031,016	39,382,563	229,181,656
Fidelity Series Floating Rate High Income Fund	6,888,450	774,661	880,140	334,606	(24,861)	17,241	6,775,351
Fidelity Series Government Money Market Fund 1.67%	21,881,352	24,949,776	3,234,215	323,273	--	--	43,596,913
Fidelity Series High Income Fund	42,727,356	5,081,900	5,016,769	2,625,543	(62,078)	(293,542)	42,436,867
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	1,900,739	3,583,512	492,541	(41,811)	(347,013)	23,288,678
Fidelity Series International Credit Fund	--	1,488,841	--	18,225	--	(747)	1,478,474
Fidelity Series International Growth Fund	232,884,065	21,078,526	65,306,762	7,119,807	10,520,184	24,244,725	223,420,738
Fidelity Series International Small Cap Fund	53,210,745	6,681,993	15,227,658	3,372,960	1,860,030	9,223,242	55,748,352
Fidelity Series International Value Fund	233,497,432	21,140,384	49,934,745	7,108,464	2,007,373	18,675,403	225,385,847
Fidelity Series Investment Grade Bond Fund	340,730,927	173,369,417	42,575,285	11,753,842	(295,703)	(6,163,347)	465,066,009
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	70,904,684	3,670,595	1,074,556	(61,534)	(1,779,591)	65,647,248
Fidelity Series Real Estate Equity Fund	19,129,170	4,365,291	2,550,488	1,011,966	3,520	(1,629,410)	19,318,083
Fidelity Series Real Estate Income Fund	13,733,149	1,682,827	1,656,015	854,155	17,073	(470,406)	13,306,628
Fidelity Series Short-Term Credit Fund	--	188,743	128,631	29,659	(436)	(79,618)	8,273,138
Fidelity Series Small Cap Opportunities Fund	96,962,467	16,322,848	16,004,783	10,130,764	957,782	(435,480)	97,802,834
	$2,823,812,056	$735,363,749	$726,085,828	$185,546,478	$74,682,392	$87,525,930	$2,995,288,679

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$129,855	$--	$129,855	$--
Domestic Equity Funds	1,549,044,622	1,549,044,622	--	--
International Equity Funds	755,850,535	755,850,535	--	--
Bond Funds	638,523,471	638,523,471	--	--
Short-Term Funds	52,109,036	52,109,036	--	--
Total Investments in Securities:	$2,995,657,519	$2,995,527,664	$129,855	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $129,868)	$129,855
Fidelity Central Funds (cost $238,985)	238,985
Affiliated issuers (cost $2,483,613,645)	2,995,288,679
Total Investment in Securities (cost $2,483,982,498)		$2,995,657,519
Cash		10,021
Receivable for investments sold		7,977,534
Receivable for fund shares sold		2,878,112
Distributions receivable from Fidelity Central Funds		325
Total assets		3,006,523,511
Liabilities
Payable for investments purchased	$7,277,024
Payable for fund shares redeemed	3,580,473
Accrued management fee	1,768,833
Distribution and service plan fees payable	562,644
Total liabilities		13,188,974
Net Assets		$2,993,334,537
Net Assets consist of:
Paid in capital		$2,368,005,719
Undistributed net investment income		322
Accumulated undistributed net realized gain (loss) on investments		113,653,475
Net unrealized appreciation (depreciation) on investments		511,675,021
Net Assets		$2,993,334,537
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,374,111,705 ÷ 91,887,559 shares)		$14.95
Maximum offering price per share (100/94.25 of $14.95)		$15.86
Class M:
Net Asset Value and redemption price per share ($452,750,096 ÷ 30,421,228 shares)		$14.88
Maximum offering price per share (100/96.50 of $14.88)		$15.42
Class C:
Net Asset Value and offering price per share ($96,198,949 ÷ 6,539,868 shares)(a)		$14.71
Class I:
Net Asset Value, offering price and redemption price per share ($1,043,420,087 ÷ 69,365,977 shares)		$15.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($26,853,700 ÷ 1,786,854 shares)		$15.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$53,725,671
Interest		321
Income from Fidelity Central Funds		647
Total income		53,726,639
Expenses
Management fee	$17,344,211
Distribution and service plan fees	6,784,296
Independent trustees' fees and expenses	10,761
Total expenses before reductions	24,139,268
Expense reductions	(1,861)	24,137,407
Net investment income (loss)		29,589,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	74,682,392
Futures contracts	128,024
Realized gain distributions from underlying funds:
Affiliated issuers	131,820,807
Total net realized gain (loss)		206,631,223
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13)
Other affiliated issuers	87,525,930
Total change in net unrealized appreciation (depreciation)		87,525,917
Net gain (loss)		294,157,140
Net increase (decrease) in net assets resulting from operations		$323,746,372

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,589,232	$38,114,325
Net realized gain (loss)	206,631,223	60,766,692
Change in net unrealized appreciation (depreciation)	87,525,917	270,994,211
Net increase (decrease) in net assets resulting from operations	323,746,372	369,875,228
Distributions to shareholders from net investment income	(32,430,120)	(37,142,497)
Distributions to shareholders from net realized gain	(127,678,746)	(94,852,736)
Total distributions	(160,108,866)	(131,995,233)
Share transactions - net increase (decrease)	6,442,311	(203,746,816)
Total increase (decrease) in net assets	170,079,817	34,133,179
Net Assets
Beginning of period	2,823,254,720	2,789,121,541
End of period	$2,993,334,537	$2,823,254,720
Other Information
Undistributed net investment income end of period	$322	$2,044,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$12.99	$14.13	$14.15	$13.36
Income from Investment Operations
Net investment income (loss)A	.15	.18	.19	.20	.17
Net realized and unrealized gain (loss)	1.50	1.57	(.64)	.70	1.47
Total from investment operations	1.65	1.75	(.45)	.90	1.64
Distributions from net investment income	(.16)	(.18)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.82)	(.62)	(.69)	(.92)	(.85)
Net asset value, end of period	$14.95	$14.12	$12.99	$14.13	$14.15
Total ReturnB,C	11.80%	14.02%	(3.36)%	6.54%	12.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.84%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.84%	.25%	.25%	.25%	.25%
Net investment income (loss)	.99%	1.34%	1.39%	1.42%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,374,112	$1,414,388	$1,409,909	$1,704,036	$1,777,132
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.94	$14.09	$14.10	$13.32
Income from Investment Operations
Net investment income (loss)A	.11	.15	.15	.17	.14
Net realized and unrealized gain (loss)	1.50	1.56	(.64)	.71	1.46
Total from investment operations	1.61	1.71	(.49)	.88	1.60
Distributions from net investment income	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.79)	(.59)	(.66)	(.89)	(.82)
Net asset value, end of period	$14.88	$14.06	$12.94	$14.09	$14.10
Total ReturnB,C	11.53%	13.74%	(3.67)%	6.37%	12.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.09%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.09%	.50%	.50%	.50%	.50%
Net investment income (loss)	.74%	1.09%	1.14%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$452,750	$442,505	$423,312	$453,137	$453,944
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.83	$13.97	$14.00	$13.23
Income from Investment Operations
Net investment income (loss)A	.03	.08	.08	.09	.07
Net realized and unrealized gain (loss)	1.48	1.55	(.63)	.70	1.45
Total from investment operations	1.51	1.63	(.55)	.79	1.52
Distributions from net investment income	(.07)	(.10)	(.11)	(.12)	(.09)
Distributions from net realized gain	(.65)	(.44)	(.48)	(.70)	(.66)
Total distributions	(.72)	(.54)	(.59)	(.82)	(.75)
Net asset value, end of period	$14.71	$13.92	$12.83	$13.97	$14.00
Total ReturnB,C	10.97%	13.21%	(4.10)%	5.76%	11.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.59%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.24%	.59%	.64%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$96,199	$94,517	$87,691	$91,154	$87,867
Portfolio turnover rateD	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$13.06	$14.21	$14.22	$13.42
Income from Investment Operations
Net investment income (loss)A	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	1.51	1.59	(.65)	.71	1.48
Total from investment operations	1.69	1.80	(.43)	.95	1.68
Distributions from net investment income	(.21)	(.21)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.86)B	(.65)	(.72)C	(.96)	(.88)
Net asset value, end of period	$15.04	$14.21	$13.06	$14.21	$14.22
Total ReturnD	12.04%	14.38%	(3.16)%	6.85%	12.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.60%	-%	-%	-%	-%
Expenses net of all reductions	.60%	-%	-%	-%	-%
Net investment income (loss)	1.23%	1.59%	1.64%	1.67%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,420	$871,845	$861,408	$919,561	$897,398
Portfolio turnover rateE	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.53
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.99
Total from investment operations	1.15
Distributions from net investment income	(.23)
Distributions from net realized gain	(.42)
Total distributions	(.65)
Net asset value, end of period	$15.03
Total ReturnC,D	7.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G,H
Expenses net of fee waivers, if any	.49%G,H
Expenses net of all reductions	.49%G,H
Net investment income (loss)	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,854
Portfolio turnover rateE	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.1
Fidelity Series Emerging Markets Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.3
Fidelity Advisor Series Equity Value Fund	7.3
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Advisor Series Opportunistic Insights Fund	5.8
Fidelity Series All-Sector Equity Fund	4.3
Fidelity Advisor Series Growth Opportunities Fund	4.1
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.3%
International Equity Funds	29.3%
Bond Funds	8.6%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,135,716	$150,443,525
Fidelity Advisor Series Equity Value Fund (a)	13,880,480	173,506,004
Fidelity Advisor Series Growth & Income Fund (a)	17,706,317	265,948,888
Fidelity Advisor Series Growth Opportunities Fund (a)	7,506,996	98,717,003
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,801,153	139,796,668
Fidelity Advisor Series Small Cap Fund (a)	6,326,509	75,222,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,997,405	175,247,506
Fidelity Series 100 Index Fund (a)	4,369,412	74,585,869
Fidelity Series 1000 Value Index Fund (a)	2,347,070	28,939,369
Fidelity Series All-Sector Equity Fund (a)	8,457,666	103,183,521
Fidelity Series Commodity Strategy Fund (a)	9,156,946	49,722,217
Fidelity Series Real Estate Equity Fund (a)	1,514,877	18,057,338
Fidelity Series Small Cap Opportunities Fund (a)	6,433,550	91,742,421
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,163,053,501)		1,445,112,516

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	2,012,748	20,489,780
Fidelity Series Emerging Markets Fund (a)	9,767,733	214,011,029
Fidelity Series International Growth Fund (a)	12,751,185	205,931,630
Fidelity Series International Small Cap Fund (a)	2,759,540	51,382,631
Fidelity Series International Value Fund (a)	19,796,105	208,848,910
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $520,185,137)		700,663,980

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,581,337	15,939,875
Fidelity Series Floating Rate High Income Fund (a)	556,922	5,296,327
Fidelity Series High Income Fund (a)	3,484,737	33,209,545
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,940,523	18,823,072
Fidelity Series International Credit Fund (a)	117,528	1,167,052
Fidelity Series Investment Grade Bond Fund (a)	6,135,838	67,616,932
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,299,873	53,989,913
Fidelity Series Real Estate Income Fund (a)	974,182	10,443,233
TOTAL BOND FUNDS
(Cost $209,221,995)		206,485,949

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	39,244,766	39,244,766
Fidelity Series Short-Term Credit Fund (a)	698,438	6,886,600
TOTAL SHORT-TERM FUNDS
(Cost $46,197,324)		46,131,366
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,938,657,957)		2,398,393,811
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,945,381)
NET ASSETS - 100%		$2,396,448,430

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$34,207,779	$40,004,361	$22,854,115	$7,917,181	$3,894,676	$150,443,525
Fidelity Advisor Series Equity Value Fund	256,602,186	36,257,988	111,723,425(a)	17,195,078	6,717,477	(14,348,222)	173,506,004
Fidelity Advisor Series Growth & Income Fund	178,291,677	119,438,003(a)	39,554,572	14,813,442	488,623	7,285,157	265,948,888
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	16,578,612	25,853,690	9,193,771	3,715,606	9,149,337	98,717,003
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	29,837,921	38,098,926	19,765,533	5,885,139	7,918,593	139,796,668
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	2,092,383	679,969	81,771	423	(678)	--
Fidelity Advisor Series Small Cap Fund	71,314,504	12,005,618	11,311,482	4,838,197	987,743	2,225,804	75,222,187
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	33,443,809	22,817,625	14,555,709	365,582	(6,065,121)	175,247,506
Fidelity Series 100 Index Fund	73,936,519	6,844,271	13,939,461	1,592,314	2,205,139	5,539,401	74,585,869
Fidelity Series 1000 Value Index Fund	28,635,554	3,468,855	3,893,425	1,212,319	284,171	444,214	28,939,369
Fidelity Series All-Sector Equity Fund	100,245,505	22,113,183	17,764,624	14,717,585	1,025,873	(2,436,416)	103,183,521
Fidelity Series Canada Fund	--	22,383,655	1,721,099	227,469	8,812	(181,588)	20,489,780
Fidelity Series Commodity Strategy Fund	34,645,169	18,654,597	5,230,278	255,115	(346,405)	1,999,134	49,722,217
Fidelity Series Emerging Markets Debt Fund	15,727,504	2,136,979	1,686,891	1,127,663	(3,105)	(234,612)	15,939,875
Fidelity Series Emerging Markets Fund	219,674,149	20,562,011	72,668,549	6,064,551	8,372,110	38,071,308	214,011,029
Fidelity Series Floating Rate High Income Fund	5,323,980	681,088	702,829	260,580	(12,854)	6,942	5,296,327
Fidelity Series Government Money Market Fund 1.67%	17,248,589	24,481,250	2,485,073	261,816	--	--	39,244,766
Fidelity Series High Income Fund	33,080,898	4,385,476	3,974,955	2,047,627	(38,369)	(243,505)	33,209,545
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	1,843,292	2,200,900	394,760	(23,566)	(293,258)	18,823,072
Fidelity Series International Credit Fund	--	1,175,236	--	14,381	--	(590)	1,167,052
Fidelity Series International Growth Fund	206,512,126	21,693,620	53,199,288	6,509,994	5,892,236	25,032,936	205,931,630
Fidelity Series International Small Cap Fund	47,185,097	6,685,048	12,408,636	3,082,065	1,176,176	8,744,946	51,382,631
Fidelity Series International Value Fund	207,054,156	24,100,967	40,402,252	6,505,710	905,614	17,190,425	208,848,910
Fidelity Series Investment Grade Bond Fund	26,538,767	47,451,042	5,252,941	1,366,832	(20,902)	(1,099,034)	67,616,932
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	58,602,111	3,194,233	863,881	(39,479)	(1,389,088)	53,989,913
Fidelity Series Real Estate Equity Fund	17,063,755	4,661,032	2,143,393	928,015	(17,848)	(1,506,208)	18,057,338
Fidelity Series Real Estate Income Fund	10,663,041	1,459,764	1,322,696	667,811	(3,669)	(353,207)	10,443,233
Fidelity Series Short-Term Credit Fund	--	166,938	128,952	24,674	(510)	(65,957)	6,886,600
Fidelity Series Small Cap Opportunities Fund	86,495,781	17,244,004	12,484,938	9,300,573	334,108	153,466	91,742,421
	$2,205,380,175	$594,656,532	$546,849,463	$160,723,350	$45,775,306	$99,438,855	$2,398,393,811

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,938,657,957)	$2,398,393,811
Total Investment in Securities (cost $1,938,657,957)		$2,398,393,811
Cash		9
Receivable for investments sold		8,001,549
Receivable for fund shares sold		2,605,154
Total assets		2,409,000,523
Liabilities
Payable for investments purchased	$9,331,236
Payable for fund shares redeemed	1,275,263
Accrued management fee	1,506,518
Distribution and service plan fees payable	439,076
Total liabilities		12,552,093
Net Assets		$2,396,448,430
Net Assets consist of:
Paid in capital		$1,839,361,618
Distributions in excess of net investment income		(877,686)
Accumulated undistributed net realized gain (loss) on investments		98,228,644
Net unrealized appreciation (depreciation) on investments		459,735,854
Net Assets		$2,396,448,430
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,082,982,476 ÷ 73,902,326 shares)		$14.65
Maximum offering price per share (100/94.25 of $14.65)		$15.54
Class M:
Net Asset Value and redemption price per share ($364,455,133 ÷ 25,084,125 shares)		$14.53
Maximum offering price per share (100/96.50 of $14.53)		$15.06
Class C:
Net Asset Value and offering price per share ($65,519,189 ÷ 4,585,000 shares)(a)		$14.29
Class I:
Net Asset Value, offering price and redemption price per share ($867,707,383 ÷ 58,811,451 shares)		$14.75
Class Z6:
Net Asset Value, offering price and redemption price per share ($15,784,249 ÷ 1,070,427 shares)		$14.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$39,175,034
Expenses
Management fee	$14,649,193
Distribution and service plan fees	5,236,644
Independent trustees' fees and expenses	8,519
Total expenses before reductions	19,894,356
Expense reductions	(1,454)	19,892,902
Net investment income (loss)		19,282,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	45,775,306
Realized gain distributions from underlying funds:
Affiliated issuers	121,548,316
Total net realized gain (loss)		167,323,622
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	99,438,855
Total change in net unrealized appreciation (depreciation)		99,438,855
Net gain (loss)		266,762,477
Net increase (decrease) in net assets resulting from operations		$286,044,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,282,132	$26,987,601
Net realized gain (loss)	167,323,622	44,125,571
Change in net unrealized appreciation (depreciation)	99,438,855	242,801,866
Net increase (decrease) in net assets resulting from operations	286,044,609	313,915,038
Distributions to shareholders from net investment income	(22,868,765)	(26,994,343)
Distributions to shareholders from net realized gain	(96,748,987)	(75,983,090)
Total distributions	(119,617,752)	(102,977,433)
Share transactions - net increase (decrease)	25,065,653	(144,664,464)
Total increase (decrease) in net assets	191,492,510	66,273,141
Net Assets
Beginning of period	2,204,955,920	2,138,682,779
End of period	$2,396,448,430	$2,204,955,920
Other Information
Distributions in excess of net investment income end of period	$(877,686)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.37	$13.51	$13.54	$12.74
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.19	.15
Net realized and unrealized gain (loss)	1.67	1.68	(.66)	.71	1.59
Total from investment operations	1.79	1.84	(.50)	.90	1.74
Distributions from net investment income	(.14)	(.16)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.61)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.75)	(.60)	(.64)	(.93)B	(.94)
Net asset value, end of period	$14.65	$13.61	$12.37	$13.51	$13.54
Total ReturnC,D	13.26%	15.51%	(3.92)%	6.81%	14.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.80%	1.22%	1.28%	1.36%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,982	$1,117,175	$1,094,459	$1,313,452	$1,348,500
Portfolio turnover rateF	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.29	$13.42	$13.46	$12.68
Income from Investment Operations
Net investment income (loss)A	.08	.12	.13	.15	.11
Net realized and unrealized gain (loss)	1.66	1.68	(.65)	.71	1.58
Total from investment operations	1.74	1.80	(.52)	.86	1.69
Distributions from net investment income	(.12)	(.14)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.60)	(.44)	(.46)	(.73)	(.79)
Total distributions	(.72)	(.58)	(.61)B	(.90)C	(.91)
Net asset value, end of period	$14.53	$13.51	$12.29	$13.42	$13.46
Total ReturnD,E	12.98%	15.24%	(4.08)%	6.52%	13.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.55%	.97%	1.03%	1.11%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$364,455	$336,939	$299,952	$303,711	$276,113
Portfolio turnover rateG	23%	18%	22%	25%	48%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.14	$13.27	$13.32	$12.56
Income from Investment Operations
Net investment income (loss)A	.01	.06	.07	.08	.05
Net realized and unrealized gain (loss)	1.62	1.65	(.65)	.70	1.56
Total from investment operations	1.63	1.71	(.58)	.78	1.61
Distributions from net investment income	(.07)	(.09)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.60)	(.44)	(.45)	(.72)	(.78)
Total distributions	(.66)B	(.53)	(.55)	(.83)	(.85)
Net asset value, end of period	$14.29	$13.32	$12.14	$13.27	$13.32
Total ReturnC,D	12.40%	14.69%	(4.58)%	6.01%	13.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.05%	.47%	.53%	.61%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$65,519	$61,581	$54,813	$56,318	$51,931
Portfolio turnover rateF	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.45	$13.59	$13.61	$12.80
Income from Investment Operations
Net investment income (loss)A	.15	.19	.20	.22	.18
Net realized and unrealized gain (loss)	1.68	1.70	(.67)	.72	1.60
Total from investment operations	1.83	1.89	(.47)	.94	1.78
Distributions from net investment income	(.17)	(.19)	(.20)	(.23)	(.18)
Distributions from net realized gain	(.62)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.79)	(.63)	(.67)	(.96)	(.97)
Net asset value, end of period	$14.75	$13.71	$12.45	$13.59	$13.61
Total ReturnB	13.50%	15.79%	(3.63)%	7.11%	14.44%
Ratios to Average Net AssetsC,D
Expenses before reductions	.64%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.47%	1.53%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$867,707	$689,261	$684,976	$710,667	$695,092
Portfolio turnover rateD	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	1.15
Total from investment operations	1.27
Distributions from net investment income	(.22)
Distributions from net realized gain	(.38)
Total distributions	(.59)C
Net asset value, end of period	$14.75
Total ReturnD,E	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,784
Portfolio turnover rateG	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,413,202	$140,682,362
Fidelity Advisor Series Equity Value Fund (a)	12,979,149	162,239,363
Fidelity Advisor Series Growth & Income Fund (a)	16,555,834	248,668,633
Fidelity Advisor Series Growth Opportunities Fund (a)	7,020,232	92,316,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,294,615	130,719,494
Fidelity Advisor Series Small Cap Fund (a)	5,909,976	70,269,615
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,082,459	163,792,386
Fidelity Series 100 Index Fund (a)	4,084,312	69,719,202
Fidelity Series 1000 Value Index Fund (a)	2,206,272	27,203,330
Fidelity Series All-Sector Equity Fund (a)	7,908,615	96,485,101
Fidelity Series Commodity Strategy Fund (a)	8,327,498	45,218,312
Fidelity Series Real Estate Equity Fund (a)	1,416,813	16,888,409
Fidelity Series Small Cap Opportunities Fund (a)	6,016,818	85,799,818
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,089,681,656)		1,350,002,076

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	1,877,791	19,115,913
Fidelity Series Emerging Markets Fund (a)	9,042,961	198,131,267
Fidelity Series International Growth Fund (a)	11,924,849	192,586,304
Fidelity Series International Small Cap Fund (a)	2,580,739	48,053,368
Fidelity Series International Value Fund (a)	18,468,938	194,847,297
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $482,517,516)		652,734,149

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,438,473	14,499,809
Fidelity Series Floating Rate High Income Fund (a)	505,290	4,805,312
Fidelity Series High Income Fund (a)	3,189,160	30,392,696
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,780,427	17,270,143
Fidelity Series International Credit Fund (a)	107,038	1,062,890
Fidelity Series Investment Grade Bond Fund (a)	930,482	10,253,916
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,686,849	48,736,296
Fidelity Series Real Estate Income Fund (a)	885,461	9,492,141
TOTAL BOND FUNDS
(Cost $138,723,294)		136,513,203

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	35,343,924	35,343,924
Fidelity Series Short-Term Credit Fund (a)	631,332	6,224,937
TOTAL SHORT-TERM FUNDS
(Cost $41,628,723)		41,568,861
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,752,551,189)		2,180,818,289
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,790,995)
NET ASSETS - 100%		$2,179,027,294

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$31,825,650	$35,415,764	$21,238,507	$7,039,655	$3,754,489	$140,682,362
Fidelity Advisor Series Equity Value Fund	237,148,200	34,703,957	102,347,987(a)	15,976,753	6,419,177	(13,683,984)	162,239,363
Fidelity Advisor Series Growth & Income Fund	164,302,713	112,587,819(a)	35,104,882	13,730,916	286,116	6,596,867	248,668,633
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	15,501,341	22,951,912	8,543,677	3,226,952	8,615,379	92,316,051
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	27,759,027	33,746,534	18,400,116	4,892,199	7,737,242	130,719,494
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	1,770,888	647,518	75,472	650	(608)	--
Fidelity Advisor Series Small Cap Fund	65,935,430	11,569,952	10,157,537	4,496,288	826,659	2,095,111	70,269,615
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	33,819,863	21,944,323	13,548,166	271,407	(5,779,035)	163,792,386
Fidelity Series 100 Index Fund	68,211,706	6,229,785	11,820,072	1,479,718	1,855,202	5,242,581	69,719,202
Fidelity Series 1000 Value Index Fund	26,459,062	3,711,434	3,596,848	1,127,710	204,436	425,246	27,203,330
Fidelity Series All-Sector Equity Fund	92,541,193	20,722,942	15,324,828	13,709,929	847,589	(2,301,795)	96,485,101
Fidelity Series Canada Fund	--	20,729,282	1,429,914	209,481	2,308	(185,763)	19,115,913
Fidelity Series Commodity Strategy Fund	31,835,227	16,948,914	5,093,427	232,116	(664,462)	2,192,060	45,218,312
Fidelity Series Emerging Markets Debt Fund	14,411,820	1,929,510	1,626,791	1,027,274	2,481	(217,211)	14,499,809
Fidelity Series Emerging Markets Fund	202,031,324	18,688,459	65,354,057	5,593,142	7,468,571	35,296,970	198,131,267
Fidelity Series Floating Rate High Income Fund	4,875,701	612,860	677,775	236,979	(16,222)	10,748	4,805,312
Fidelity Series Government Money Market Fund 1.67%	16,126,078	21,651,816	2,433,970	238,022	--	--	35,343,924
Fidelity Series High Income Fund	30,531,642	3,969,582	3,851,057	1,877,932	(46,300)	(211,171)	30,392,696
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	1,727,604	2,130,157	361,148	(24,052)	(265,679)	17,270,143
Fidelity Series International Credit Fund	--	1,070,343	--	13,102	--	(537)	1,062,890
Fidelity Series International Growth Fund	190,717,418	19,929,255	46,381,947	6,032,078	6,104,168	22,217,410	192,586,304
Fidelity Series International Small Cap Fund	43,576,472	6,144,105	10,797,983	2,857,466	1,069,599	8,061,175	48,053,368
Fidelity Series International Value Fund	191,221,028	23,547,019	36,482,725	6,027,891	1,326,643	15,235,332	194,847,297
Fidelity Series Investment Grade Bond Fund	8,909,130	6,092,219	4,617,184	291,457	51,446	(181,695)	10,253,916
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	53,521,398	3,462,971	771,463	(43,137)	(1,288,524)	48,736,296
Fidelity Series Real Estate Equity Fund	15,766,650	4,607,941	2,059,716	858,817	(16,377)	(1,410,089)	16,888,409
Fidelity Series Real Estate Income Fund	9,775,563	1,315,462	1,275,350	607,663	(7,499)	(316,035)	9,492,141
Fidelity Series Short-Term Credit Fund	--	139,844	121,127	22,352	(467)	(59,861)	6,224,937
Fidelity Series Small Cap Opportunities Fund	79,919,247	17,117,637	11,676,552	8,577,889	292,607	146,879	85,799,818
	$2,020,315,354	$519,945,908	$492,530,908	$148,163,524	$41,369,349	$91,725,502	$2,180,818,289

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,752,551,189)	$2,180,818,289
Total Investment in Securities (cost $1,752,551,189)		$2,180,818,289
Cash		7
Receivable for investments sold		7,060,922
Receivable for fund shares sold		2,405,483
Total assets		2,190,284,701
Liabilities
Payable for investments purchased	$7,639,208
Payable for fund shares redeemed	1,827,431
Accrued management fee	1,372,517
Distribution and service plan fees payable	418,251
Total liabilities		11,257,407
Net Assets		$2,179,027,294
Net Assets consist of:
Paid in capital		$1,663,458,658
Distributions in excess of net investment income		(1,775,924)
Accumulated undistributed net realized gain (loss) on investments		89,077,460
Net unrealized appreciation (depreciation) on investments		428,267,100
Net Assets		$2,179,027,294
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($948,970,332 ÷ 60,496,342 shares)		$15.69
Maximum offering price per share (100/94.25 of $15.69)		$16.65
Class M:
Net Asset Value and redemption price per share ($343,163,841 ÷ 21,970,647 shares)		$15.62
Maximum offering price per share (100/96.50 of $15.62)		$16.19
Class C:
Net Asset Value and offering price per share ($84,365,066 ÷ 5,505,146 shares)(a)		$15.32
Class I:
Net Asset Value, offering price and redemption price per share ($790,666,884 ÷ 50,108,848 shares)		$15.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($11,861,171 ÷ 752,550 shares)		$15.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$35,267,531
Expenses
Management fee	$13,336,226
Distribution and service plan fees	4,977,930
Independent trustees' fees and expenses	7,765
Total expenses before reductions	18,321,921
Expense reductions	(1,334)	18,320,587
Net investment income (loss)		16,946,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	41,369,349
Realized gain distributions from underlying funds:
Affiliated issuers	112,895,993
Total net realized gain (loss)		154,265,342
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	91,725,502
Total change in net unrealized appreciation (depreciation)		91,725,502
Net gain (loss)		245,990,844
Net increase (decrease) in net assets resulting from operations		$262,937,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,946,944	$24,644,915
Net realized gain (loss)	154,265,342	40,972,527
Change in net unrealized appreciation (depreciation)	91,725,502	222,910,520
Net increase (decrease) in net assets resulting from operations	262,937,788	288,527,962
Distributions to shareholders from net investment income	(20,779,436)	(24,918,914)
Distributions to shareholders from net realized gain	(90,229,747)	(71,552,200)
Total distributions	(111,009,183)	(96,471,114)
Share transactions - net increase (decrease)	7,294,311	(141,397,501)
Total increase (decrease) in net assets	159,222,916	50,659,347
Net Assets
Beginning of period	2,019,804,378	1,969,145,031
End of period	$2,179,027,294	$2,019,804,378
Other Information
Distributions in excess of net investment income end of period	$(1,775,924)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$13.25	$14.49	$14.51	$13.61
Income from Investment Operations
Net investment income (loss)A	.12	.17	.17	.20	.15
Net realized and unrealized gain (loss)	1.81	1.80	(.69)	.76	1.74
Total from investment operations	1.93	1.97	(.52)	.96	1.89
Distributions from net investment income	(.15)	(.17)	(.18)	(.21)	(.16)
Distributions from net realized gain	(.66)	(.48)	(.54)	(.77)	(.83)
Total distributions	(.81)	(.65)	(.72)	(.98)	(.99)
Net asset value, end of period	$15.69	$14.57	$13.25	$14.49	$14.51
Total ReturnB,C	13.42%	15.53%	(3.82)%	6.76%	14.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.78%	1.22%	1.27%	1.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$948,970	$965,401	$950,816	$1,154,277	$1,195,641
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$13.21	$14.45	$14.47	$13.58
Income from Investment Operations
Net investment income (loss)A	.08	.13	.14	.16	.12
Net realized and unrealized gain (loss)	1.80	1.81	(.70)	.76	1.73
Total from investment operations	1.88	1.94	(.56)	.92	1.85
Distributions from net investment income	(.12)	(.15)	(.15)	(.17)	(.13)
Distributions from net realized gain	(.66)	(.48)	(.53)	(.77)	(.83)
Total distributions	(.78)	(.63)	(.68)	(.94)	(.96)
Net asset value, end of period	$15.62	$14.52	$13.21	$14.45	$14.47
Total ReturnB,C	13.11%	15.26%	(4.07)%	6.51%	14.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.53%	.97%	1.02%	1.10%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$343,164	$324,990	$310,107	$333,069	$341,608
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.02	$14.27	$14.30	$13.43
Income from Investment Operations
Net investment income (loss)A	–B	.06	.07	.09	.05
Net realized and unrealized gain (loss)	1.77	1.78	(.70)	.75	1.71
Total from investment operations	1.77	1.84	(.63)	.84	1.76
Distributions from net investment income	(.07)	(.10)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.66)	(.48)	(.52)	(.75)	(.82)
Total distributions	(.73)	(.58)	(.62)	(.87)	(.89)
Net asset value, end of period	$15.32	$14.28	$13.02	$14.27	$14.30
Total ReturnC,D	12.52%	14.70%	(4.63)%	6.01%	13.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.03%	.48%	.52%	.60%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$84,365	$79,480	$73,036	$77,130	$72,247
Portfolio turnover rateE	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.32	$14.57	$14.59	$13.67
Income from Investment Operations
Net investment income (loss)A	.16	.20	.21	.23	.19
Net realized and unrealized gain (loss)	1.83	1.82	(.71)	.76	1.75
Total from investment operations	1.99	2.02	(.50)	.99	1.94
Distributions from net investment income	(.19)	(.20)	(.22)	(.24)	(.19)
Distributions from net realized gain	(.67)	(.49)	(.54)	(.77)	(.83)
Total distributions	(.86)	(.69)	(.75)B	(1.01)	(1.02)
Net asset value, end of period	$15.78	$14.65	$13.32	$14.57	$14.59
Total ReturnC	13.74%	15.82%	(3.62)%	6.99%	14.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.63%	-%	-%	-%	-%
Expenses net of all reductions	.63%	-%	-%	-%	-%
Net investment income (loss)	1.02%	1.47%	1.52%	1.60%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$790,667	$649,934	$629,599	$688,278	$664,689
Portfolio turnover rateD	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.04
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	1.20
Total from investment operations	1.38
Distributions from net investment income	(.23)
Distributions from net realized gain	(.42)
Total distributions	(.66)C
Net asset value, end of period	$15.76
Total ReturnD,E	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,861
Portfolio turnover rateF	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,482,983	$87,585,095
Fidelity Advisor Series Equity Value Fund (a)	8,084,984	101,062,304
Fidelity Advisor Series Growth & Income Fund (a)	10,313,807	154,913,386
Fidelity Advisor Series Growth Opportunities Fund (a)	4,370,162	57,467,634
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,541,522	81,384,078
Fidelity Advisor Series Small Cap Fund (a)	3,680,329	43,759,112
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	8,149,608	102,033,097
Fidelity Series 100 Index Fund (a)	2,537,133	43,308,860
Fidelity Series 1000 Value Index Fund (a)	1,371,139	16,906,145
Fidelity Series All-Sector Equity Fund (a)	4,925,048	60,085,583
Fidelity Series Commodity Strategy Fund (a)	5,202,411	28,249,093
Fidelity Series Real Estate Equity Fund (a)	878,948	10,477,062
Fidelity Series Small Cap Opportunities Fund (a)	3,746,350	53,422,944
TOTAL DOMESTIC EQUITY FUNDS
(Cost $690,649,873)		840,654,393

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	1,169,370	11,904,189
Fidelity Series Emerging Markets Fund (a)	5,638,081	123,530,365
Fidelity Series International Growth Fund (a)	7,424,735	119,909,466
Fidelity Series International Small Cap Fund (a)	1,606,802	29,918,661
Fidelity Series International Value Fund (a)	11,501,359	121,339,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $310,444,320)		406,602,016

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	883,661	8,907,300
Fidelity Series Floating Rate High Income Fund (a)	316,330	3,008,295
Fidelity Series High Income Fund (a)	1,963,057	18,707,935
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,114,678	10,812,378
Fidelity Series International Credit Fund (a)	64,488	640,362
Fidelity Series Investment Grade Bond Fund (a)	584,445	6,440,580
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,540,238	30,339,836
Fidelity Series Real Estate Income Fund (a)	548,138	5,876,043
TOTAL BOND FUNDS
(Cost $85,828,042)		84,732,729

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	21,893,886	21,893,886
Fidelity Series Short-Term Credit Fund (a)	400,022	3,944,220
TOTAL SHORT-TERM FUNDS
(Cost $25,875,531)		25,838,106
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,112,797,766)		1,357,827,244
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,082,167)
NET ASSETS - 100%		$1,356,745,077

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$22,385,524	$19,788,272	$13,015,041	$3,198,143	$3,113,842	$87,585,095
Fidelity Advisor Series Equity Value Fund	139,788,643	24,637,597	58,870,157(a)	9,762,825	3,410,839	(7,904,618)	101,062,304
Fidelity Advisor Series Growth & Income Fund	96,846,527	72,652,821(a)	18,717,089	8,337,424	72,227	4,058,900	154,913,386
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	11,341,928	12,763,854	5,235,639	1,432,296	5,635,274	57,467,634
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	19,719,363	18,944,789	11,279,247	2,071,065	5,404,387	81,384,078
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	1,258,219	339,544	45,735	(74)	(347)	--
Fidelity Advisor Series Small Cap Fund	38,859,402	8,491,302	5,328,663	2,755,305	184,810	1,552,261	43,759,112
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	23,931,343	11,243,950	8,318,141	71,662	(3,517,820)	102,033,097
Fidelity Series 100 Index Fund	40,211,687	5,164,735	6,342,186	906,786	683,152	3,591,472	43,308,860
Fidelity Series 1000 Value Index Fund	15,597,403	2,777,576	1,845,057	691,411	15,447	360,776	16,906,145
Fidelity Series All-Sector Equity Fund	54,552,620	14,699,816	8,150,109	8,423,891	236,825	(1,253,569)	60,085,583
Fidelity Series Canada Fund	--	12,786,428	761,149	129,556	904	(121,994)	11,904,189
Fidelity Series Commodity Strategy Fund	19,462,589	10,501,144	2,646,648	142,290	(66,683)	998,691	28,249,093
Fidelity Series Emerging Markets Debt Fund	8,441,336	1,434,495	834,272	617,540	(621)	(133,638)	8,907,300
Fidelity Series Emerging Markets Fund	119,033,906	15,217,227	36,465,500	3,430,200	3,623,814	22,120,918	123,530,365
Fidelity Series Floating Rate High Income Fund	2,874,378	484,698	347,584	144,323	(12)	(3,185)	3,008,295
Fidelity Series Government Money Market Fund 1.67%	9,394,039	13,734,240	1,234,393	145,406	--	--	21,893,886
Fidelity Series High Income Fund	17,809,902	3,033,109	1,971,352	1,129,232	(5,497)	(158,227)	18,707,935
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	1,587,223	1,072,747	218,743	(6,121)	(169,189)	10,812,378
Fidelity Series International Credit Fund	--	644,852	--	7,887	--	(323)	640,362
Fidelity Series International Growth Fund	112,427,130	16,225,992	25,723,647	3,697,669	1,547,334	15,432,657	119,909,466
Fidelity Series International Small Cap Fund	25,677,674	4,702,606	5,956,664	1,751,062	417,636	5,077,409	29,918,661
Fidelity Series International Value Fund	112,714,207	18,414,846	19,631,276	3,697,323	396,632	9,444,926	121,339,335
Fidelity Series Investment Grade Bond Fund	5,242,976	3,966,640	2,685,479	178,173	43,808	(127,365)	6,440,580
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	32,933,203	1,788,024	472,946	(20,952)	(790,077)	30,339,836
Fidelity Series Real Estate Equity Fund	9,294,425	3,103,041	1,044,652	523,657	(8,233)	(867,519)	10,477,062
Fidelity Series Real Estate Income Fund	5,722,145	1,007,413	654,351	366,625	(5,203)	(193,961)	5,876,043
Fidelity Series Short-Term Credit Fund	--	125,776	59,912	14,026	(199)	(37,425)	3,944,220
Fidelity Series Small Cap Opportunities Fund	47,112,893	12,118,422	6,082,077	5,231,366	(4,788)	278,494	53,422,944
	$1,190,964,268	$359,081,579	$271,293,397	$90,669,469	$17,288,211	$61,790,750	$1,357,827,244

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,112,797,766)	$1,357,827,244
Total Investment in Securities (cost $1,112,797,766)		$1,357,827,244
Receivable for investments sold		4,223,877
Receivable for fund shares sold		2,124,829
Total assets		1,364,175,950
Liabilities
Payable for investments purchased	$5,354,723
Payable for fund shares redeemed	993,768
Accrued management fee	850,039
Distribution and service plan fees payable	232,343
Total liabilities		7,430,873
Net Assets		$1,356,745,077
Net Assets consist of:
Paid in capital		$1,060,571,398
Distributions in excess of net investment income		(761,157)
Accumulated undistributed net realized gain (loss) on investments		51,905,358
Net unrealized appreciation (depreciation) on investments		245,029,478
Net Assets		$1,356,745,077
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($566,473,734 ÷ 46,391,705 shares)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M:
Net Asset Value and redemption price per share ($207,441,677 ÷ 17,117,527 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class C:
Net Asset Value and offering price per share ($30,548,509 ÷ 2,550,886 shares)(a)		$11.98
Class I:
Net Asset Value, offering price and redemption price per share ($543,169,629 ÷ 44,213,592 shares)		$12.29
Class Z6:
Net Asset Value, offering price and redemption price per share ($9,111,528 ÷ 742,103 shares)		$12.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$21,534,994
Expenses
Management fee	$8,131,457
Distribution and service plan fees	2,728,168
Independent trustees' fees and expenses	4,694
Total expenses before reductions	10,864,319
Expense reductions	(788)	10,863,531
Net investment income (loss)		10,671,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	17,288,211
Realized gain distributions from underlying funds:
Affiliated issuers	69,134,475
Total net realized gain (loss)		86,422,686
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	61,790,750
Total change in net unrealized appreciation (depreciation)		61,790,750
Net gain (loss)		148,213,436
Net increase (decrease) in net assets resulting from operations		$158,884,899

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,671,463	$14,469,103
Net realized gain (loss)	86,422,686	21,975,953
Change in net unrealized appreciation (depreciation)	61,790,750	130,631,830
Net increase (decrease) in net assets resulting from operations	158,884,899	167,076,886
Distributions to shareholders from net investment income	(12,899,292)	(14,531,898)
Distributions to shareholders from net realized gain	(46,138,745)	(39,042,045)
Total distributions	(59,038,037)	(53,573,943)
Share transactions - net increase (decrease)	66,150,547	(28,198,870)
Total increase (decrease) in net assets	165,997,409	85,304,073
Net Assets
Beginning of period	1,190,747,668	1,105,443,595
End of period	$1,356,745,077	$1,190,747,668
Other Information
Distributions in excess of net investment income end of period	$(761,157)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.23	$11.15	$11.31	$10.46
Income from Investment Operations
Net investment income (loss)A	.10	.13	.13	.15	.12
Net realized and unrealized gain (loss)	1.40	1.39	(.54)	.59	1.39
Total from investment operations	1.50	1.52	(.41)	.74	1.51
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.55)	(.49)	(.51)	(.90)	(.66)
Net asset value, end of period	$12.21	$11.26	$10.23	$11.15	$11.31
Total ReturnB,C	13.44%	15.50%	(3.85)%	6.80%	14.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.22%	1.27%	1.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$566,474	$556,090	$531,510	$623,734	$612,735
Portfolio turnover rate E	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.17	$11.09	$11.26	$10.42
Income from Investment Operations
Net investment income (loss)A	.06	.10	.11	.13	.09
Net realized and unrealized gain (loss)	1.39	1.39	(.54)	.57	1.39
Total from investment operations	1.45	1.49	(.43)	.70	1.48
Distributions from net investment income	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.52)B	(.47)	(.49)	(.87)	(.64)
Net asset value, end of period	$12.12	$11.19	$10.17	$11.09	$11.26
Total ReturnC,D	13.12%	15.29%	(4.10)%	6.50%	14.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.97%	1.02%	1.12%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$207,442	$186,200	$158,557	$153,677	$128,619
Portfolio turnover rateF	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$10.09	$11.01	$11.19	$10.36
Income from Investment Operations
Net investment income (loss)A	–B	.05	.05	.07	.04
Net realized and unrealized gain (loss)	1.38	1.38	(.53)	.57	1.38
Total from investment operations	1.38	1.43	(.48)	.64	1.42
Distributions from net investment income	(.05)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.43)	(.36)	(.36)	(.73)	(.53)
Total distributions	(.48)	(.44)	(.44)	(.82)	(.59)
Net asset value, end of period	$11.98	$11.08	$10.09	$11.01	$11.19
Total ReturnC,D	12.59%	14.71%	(4.59)%	5.95%	13.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.47%	.53%	.62%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$30,549	$27,491	$23,423	$22,493	$18,457
Portfolio turnover rateF	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.28	$11.21	$11.37	$10.50
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	1.42	1.40	(.55)	.59	1.41
Total from investment operations	1.54	1.56	(.39)	.77	1.56
Distributions from net investment income	(.14)	(.15)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.44)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.58)	(.51)	(.54)	(.93)	(.69)
Net asset value, end of period	$12.29	$11.33	$10.28	$11.21	$11.37
Total ReturnB	13.77%	15.83%	(3.66)%	7.03%	15.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	.64%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.03%	1.47%	1.52%	1.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$543,170	$420,967	$390,675	$400,667	$378,776
Portfolio turnover rateD	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.92
Total from investment operations	1.07
Distributions from net investment income	(.18)
Distributions from net realized gain	(.26)
Total distributions	(.44)
Net asset value, end of period	$12.28
Total ReturnC,D	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G,H
Expenses net of fee waivers, if any	.51%G,H
Expenses net of all reductions	.51%G,H
Net investment income (loss)	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,112
Portfolio turnover rateE	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,207,399	$70,351,965
Fidelity Advisor Series Equity Value Fund (a)	6,494,800	81,184,995
Fidelity Advisor Series Growth & Income Fund (a)	8,286,207	124,458,830
Fidelity Advisor Series Growth Opportunities Fund (a)	3,510,259	46,159,904
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,647,549	65,364,078
Fidelity Advisor Series Small Cap Fund (a)	2,955,937	35,146,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	6,546,880	81,966,944
Fidelity Series 100 Index Fund (a)	2,035,631	34,748,219
Fidelity Series 1000 Value Index Fund (a)	1,101,147	13,577,147
Fidelity Series All-Sector Equity Fund (a)	3,956,350	48,267,467
Fidelity Series Commodity Strategy Fund (a)	4,183,030	22,713,854
Fidelity Series Real Estate Equity Fund (a)	707,530	8,433,757
Fidelity Series Small Cap Opportunities Fund (a)	3,008,975	42,907,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $558,262,204)		675,281,235

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	939,600	9,565,126
Fidelity Series Emerging Markets Fund (a)	4,529,747	99,246,751
Fidelity Series International Growth Fund (a)	5,963,903	96,317,039
Fidelity Series International Small Cap Fund (a)	1,290,639	24,031,703
Fidelity Series International Value Fund (a)	9,238,899	97,470,380
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $251,041,213)		326,630,999

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	707,298	7,129,561
Fidelity Series Floating Rate High Income Fund (a)	255,105	2,426,049
Fidelity Series High Income Fund (a)	1,568,408	14,946,932
Fidelity Series Inflation-Protected Bond Index Fund (a)	897,765	8,708,325
Fidelity Series International Credit Fund (a)	50,680	503,256
Fidelity Series Investment Grade Bond Fund (a)	470,277	5,182,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,845,041	24,382,002
Fidelity Series Real Estate Income Fund (a)	440,654	4,723,812
TOTAL BOND FUNDS
(Cost $69,118,769)		68,002,394

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	17,563,064	17,563,064
Fidelity Series Short-Term Credit Fund (a)	323,217	3,186,925
TOTAL SHORT-TERM FUNDS
(Cost $20,780,186)		20,749,989
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $899,202,372)		1,090,664,617
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(867,811)
NET ASSETS - 100%		$1,089,796,806

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$19,322,905	$15,266,331	$10,327,619	$2,082,278	$2,788,863	$70,351,965
Fidelity Advisor Series Equity Value Fund	109,137,178	21,529,539	45,854,407(a)	7,736,193	2,671,969	(6,299,284)	81,184,995
Fidelity Advisor Series Growth & Income Fund	75,610,979	59,914,118(a)	14,256,072	6,571,939	12,297	3,177,508	124,458,830
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	10,085,292	9,909,457	4,154,518	938,415	4,586,851	46,159,904
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	17,118,745	14,655,657	8,963,948	1,352,471	4,450,857	65,364,078
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	1,081,334	260,927	35,960	(96)	(253)	--
Fidelity Advisor Series Small Cap Fund	30,339,120	7,549,266	4,093,137	2,186,404	111,142	1,239,702	35,146,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	21,073,002	8,743,148	6,613,714	49,741	(2,858,435)	81,966,944
Fidelity Series 100 Index Fund	31,401,616	4,866,991	4,863,248	719,539	355,939	2,986,921	34,748,219
Fidelity Series 1000 Value Index Fund	12,177,297	2,541,569	1,428,328	549,016	6,758	279,851	13,577,147
Fidelity Series All-Sector Equity Fund	42,590,508	12,828,016	6,266,364	6,703,594	134,324	(1,019,017)	48,267,467
Fidelity Series Canada Fund	--	10,272,435	604,961	102,406	(230)	(102,118)	9,565,126
Fidelity Series Commodity Strategy Fund	15,435,424	8,545,647	2,001,237	112,474	(11,403)	745,423	22,713,854
Fidelity Series Emerging Markets Debt Fund	6,585,766	1,284,043	631,632	486,995	(787)	(107,829)	7,129,561
Fidelity Series Emerging Markets Fund	92,941,824	14,268,613	28,186,181	2,722,535	2,687,688	17,534,807	99,246,751
Fidelity Series Floating Rate High Income Fund	2,245,372	446,380	263,157	114,312	(125)	(2,421)	2,426,049
Fidelity Series Government Money Market Fund 1.67%	7,236,366	11,270,473	943,775	115,388	--	--	17,563,064
Fidelity Series High Income Fund	13,835,614	2,741,152	1,495,810	888,367	3,179	(137,203)	14,946,932
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	1,566,646	823,872	173,983	(2,921)	(137,271)	8,708,325
Fidelity Series International Credit Fund	--	506,784	--	6,203	--	(254)	503,256
Fidelity Series International Growth Fund	87,773,342	15,046,071	19,761,029	2,934,171	886,037	12,372,618	96,317,039
Fidelity Series International Small Cap Fund	20,040,723	4,266,263	4,589,631	1,389,514	263,187	4,051,161	24,031,703
Fidelity Series International Value Fund	88,005,325	16,897,765	15,099,981	2,932,171	460,367	7,206,904	97,470,380
Fidelity Series Investment Grade Bond Fund	4,102,571	3,257,473	2,109,803	141,135	22,545	(90,329)	5,182,457
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	26,406,796	1,381,869	375,773	(17,161)	(628,820)	24,382,002
Fidelity Series Real Estate Equity Fund	7,256,365	2,687,541	811,237	414,157	(7,779)	(691,133)	8,433,757
Fidelity Series Real Estate Income Fund	4,463,958	914,426	495,432	289,400	(4,131)	(155,009)	4,723,812
Fidelity Series Short-Term Credit Fund	--	128,160	42,858	11,300	(209)	(30,198)	3,186,925
Fidelity Series Small Cap Opportunities Fund	36,782,095	10,566,067	4,661,899	4,133,108	(21,157)	242,876	42,907,982
	$929,808,713	$308,983,512	$209,501,440	$71,905,836	$11,972,338	$49,404,768	$1,090,664,617

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $899,202,372)	$1,090,664,617
Total Investment in Securities (cost $899,202,372)		$1,090,664,617
Cash		2
Receivable for investments sold		3,339,342
Receivable for fund shares sold		2,249,466
Total assets		1,096,253,427
Liabilities
Payable for investments purchased	$4,662,713
Payable for fund shares redeemed	925,861
Accrued management fee	682,088
Distribution and service plan fees payable	185,959
Total liabilities		6,456,621
Net Assets		$1,089,796,806
Net Assets consist of:
Paid in capital		$858,386,742
Distributions in excess of net investment income		(898,477)
Accumulated undistributed net realized gain (loss) on investments		40,846,296
Net unrealized appreciation (depreciation) on investments		191,462,245
Net Assets		$1,089,796,806
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($418,312,817 ÷ 34,366,708 shares)		$12.17
Maximum offering price per share (100/94.25 of $12.17)		$12.91
Class M:
Net Asset Value and redemption price per share ($166,633,733 ÷ 13,762,505 shares)		$12.11
Maximum offering price per share (100/96.50 of $12.11)		$12.55
Class C:
Net Asset Value and offering price per share ($32,763,425 ÷ 2,735,389 shares)(a)		$11.98
Class I:
Net Asset Value, offering price and redemption price per share ($466,676,622 ÷ 38,109,602 shares)		$12.25
Class Z6:
Net Asset Value, offering price and redemption price per share ($5,410,209 ÷ 442,111 shares)		$12.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$17,049,759
Income from Fidelity Central Funds		2
Total income		17,049,761
Expenses
Management fee	$6,439,438
Distribution and service plan fees	2,149,608
Independent trustees' fees and expenses	3,699
Total expenses before reductions	8,592,745
Expense reductions	(610)	8,592,135
Net investment income (loss)		8,457,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11,972,338
Realized gain distributions from underlying funds:
Affiliated issuers	54,856,077
Total net realized gain (loss)		66,828,415
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	49,404,768
Total change in net unrealized appreciation (depreciation)		49,404,768
Net gain (loss)		116,233,183
Net increase (decrease) in net assets resulting from operations		$124,690,809

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,457,626	$11,091,001
Net realized gain (loss)	66,828,415	15,876,126
Change in net unrealized appreciation (depreciation)	49,404,768	101,221,499
Net increase (decrease) in net assets resulting from operations	124,690,809	128,188,626
Distributions to shareholders from net investment income	(10,251,675)	(11,189,601)
Distributions to shareholders from net realized gain	(34,153,397)	(28,798,024)
Total distributions	(44,405,072)	(39,987,625)
Share transactions - net increase (decrease)	79,870,312	3,772,240
Total increase (decrease) in net assets	160,156,049	91,973,241
Net Assets
Beginning of period	929,640,757	837,667,516
End of period	$1,089,796,806	$929,640,757
Other Information
Distributions in excess of net investment income end of period	$(898,477)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$10.16	$11.06	$11.24	$10.39
Income from Investment Operations
Net investment income (loss)A	.09	.13	.13	.15	.12
Net realized and unrealized gain (loss)	1.40	1.39	(.53)	.58	1.40
Total from investment operations	1.49	1.52	(.40)	.73	1.52
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.52)	(.48)B	(.50)	(.91)C	(.67)
Net asset value, end of period	$12.17	$11.20	$10.16	$11.06	$11.24
Total ReturnD,E	13.42%	15.52%	(3.84)%	6.77%	14.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.22%	1.28%	1.37%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$418,313	$396,373	$363,199	$415,103	$401,589
Portfolio turnover rateG	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investments income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investments income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.12	$11.02	$11.20	$10.36
Income from Investment Operations
Net investment income (loss)A	.06	.10	.11	.12	.09
Net realized and unrealized gain (loss)	1.39	1.38	(.54)	.58	1.39
Total from investment operations	1.45	1.48	(.43)	.70	1.48
Distributions from net investment income	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)B	(.45)	(.47)C	(.88)D	(.64)E
Net asset value, end of period	$12.11	$11.15	$10.12	$11.02	$11.20
Total ReturnF,G	13.16%	15.22%	(4.08)%	6.54%	14.61%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.97%	1.04%	1.12%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$166,634	$147,601	$127,842	$126,987	$115,391
Portfolio turnover rateI	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investments income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investments income of $.128 and distributions from net realized gain of $.755 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investments income of $.097 and distributions from net realized gain of $.546 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.04	$10.95	$11.14	$10.31
Income from Investment Operations
Net investment income (loss)A	–B	.05	.06	.07	.04
Net realized and unrealized gain (loss)	1.38	1.37	(.55)	.57	1.38
Total from investment operations	1.38	1.42	(.49)	.64	1.42
Distributions from net investment income	(.06)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.39)	(.34)	(.34)	(.74)	(.54)
Total distributions	(.45)	(.41)C	(.42)	(.83)	(.59)D
Net asset value, end of period	$11.98	$11.05	$10.04	$10.95	$11.14
Total ReturnE,F	12.59%	14.73%	(4.67)%	6.01%	14.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.47%	.54%	.63%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$32,763	$28,268	$24,460	$24,652	$21,190
Portfolio turnover rateH	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investments income of $.075 and distributions from net realized gain of $.339 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investments income of $.056 and distributions from net realized gain of $.536 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.22	$11.13	$11.30	$10.44
Income from Investment Operations
Net investment income (loss)A	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	1.41	1.39	(.55)	.59	1.40
Total from investment operations	1.53	1.55	(.39)	.77	1.55
Distributions from net investment income	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.41)	(.35)	(.36)	(.76)	(.55)
Total distributions	(.55)	(.50)	(.52)	(.94)	(.69)B
Net asset value, end of period	$12.25	$11.27	$10.22	$11.13	$11.30
Total ReturnC	13.74%	15.81%	(3.65)%	7.10%	15.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.03%	1.47%	1.53%	1.62%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$466,677	$357,398	$320,449	$303,017	$282,594
Portfolio turnover rate E	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investments income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.06
Distributions from net investment income	(.17)
Distributions from net realized gain	(.24)
Total distributions	(.41)
Net asset value, end of period	$12.24
Total ReturnC,D	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G,H
Expenses net of fee waivers, if any	.51%G,H
Expenses net of all reductions	.51%G,H
Net investment income (loss)	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,410
Portfolio turnover rateF	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.4
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,609,753	$35,257,766
Fidelity Advisor Series Equity Value Fund (a)	3,256,925	40,711,563
Fidelity Advisor Series Growth & Income Fund (a)	4,156,580	62,431,831
Fidelity Advisor Series Growth Opportunities Fund (a)	1,759,015	23,131,051
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,827,667	32,751,801
Fidelity Advisor Series Small Cap Fund (a)	1,483,187	17,635,097
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,283,265	41,106,481
Fidelity Series 100 Index Fund (a)	1,014,771	17,322,149
Fidelity Series 1000 Value Index Fund (a)	552,010	6,806,286
Fidelity Series All-Sector Equity Fund (a)	1,983,572	24,199,576
Fidelity Series Commodity Strategy Fund (a)	2,095,799	11,380,188
Fidelity Series Real Estate Equity Fund (a)	349,839	4,170,084
Fidelity Series Small Cap Opportunities Fund (a)	1,509,278	21,522,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $305,762,859)		338,426,182

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	471,093	4,795,728
Fidelity Series Emerging Markets Fund (a)	2,269,113	49,716,265
Fidelity Series International Growth Fund (a)	2,988,878	48,270,376
Fidelity Series International Small Cap Fund (a)	646,763	12,042,724
Fidelity Series International Value Fund (a)	4,631,107	48,858,175
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,283,458)		163,683,268

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	342,747	3,454,885
Fidelity Series Floating Rate High Income Fund (a)	129,608	1,232,572
Fidelity Series High Income Fund (a)	798,770	7,612,274
Fidelity Series Inflation-Protected Bond Index Fund (a)	450,727	4,372,056
Fidelity Series International Credit Fund (a)	23,147	229,849
Fidelity Series Investment Grade Bond Fund (a)	235,461	2,594,775
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,426,316	12,223,528
Fidelity Series Real Estate Income Fund (a)	219,435	2,352,341
TOTAL BOND FUNDS
(Cost $34,582,890)		34,072,280

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	8,792,437	8,792,437
Fidelity Series Short-Term Credit Fund (a)	162,941	1,606,596
TOTAL SHORT-TERM FUNDS
(Cost $10,414,159)		10,399,033
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $488,043,366)		546,580,763
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(422,481)
NET ASSETS - 100%		$546,158,282

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$12,937,073	$6,328,510	$4,988,119	$170,496	$1,857,085	$35,257,766
Fidelity Advisor Series Equity Value Fund	47,287,802	14,857,220	19,601,584(a)	3,706,764	550,646	(2,382,521)	40,711,563
Fidelity Advisor Series Growth & Income Fund	32,766,556	33,904,656(a)	5,637,346	3,085,528	1,277	1,396,688	62,431,831
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	7,202,933	4,084,261	2,006,578	144,778	2,326,645	23,131,051
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	11,627,925	6,141,252	4,341,682	191,100	2,326,354	32,751,801
Fidelity Advisor Series Short-Term Credit Fund	911,479	720,120	93,513	16,117	(55)	(322)	--
Fidelity Advisor Series Small Cap Fund	13,158,231	5,487,315	1,598,484	1,056,011	7,928	580,107	17,635,097
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	14,437,582	3,252,807	3,212,449	44,979	(1,519,157)	41,106,481
Fidelity Series 100 Index Fund	13,600,249	4,121,631	1,919,394	347,528	13,366	1,506,297	17,322,149
Fidelity Series 1000 Value Index Fund	5,274,288	1,943,408	529,448	265,689	(645)	118,683	6,806,286
Fidelity Series All-Sector Equity Fund	18,447,051	8,738,068	2,408,404	3,263,872	24,594	(601,733)	24,199,576
Fidelity Series Canada Fund	--	5,138,898	282,687	49,393	(2,934)	(57,549)	4,795,728
Fidelity Series Commodity Strategy Fund	6,879,499	4,895,008	750,542	53,707	1,620	354,603	11,380,188
Fidelity Series Emerging Markets Debt Fund	2,792,749	950,205	232,535	222,691	45	(55,579)	3,454,885
Fidelity Series Emerging Markets Fund	40,375,881	11,947,914	11,883,724	1,314,913	699,658	8,576,536	49,716,265
Fidelity Series Floating Rate High Income Fund	973,225	357,367	96,870	54,262	(18)	(1,132)	1,232,572
Fidelity Series Government Money Market Fund 1.67%	2,842,030	6,308,035	357,628	55,078	--	--	8,792,437
Fidelity Series High Income Fund	6,105,377	2,121,413	539,221	426,802	(106)	(75,189)	7,612,274
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	1,446,633	302,218	83,949	(688)	(69,188)	4,372,056
Fidelity Series International Credit Fund	--	231,461	--	2,833	--	(116)	229,849
Fidelity Series International Growth Fund	38,016,091	12,449,538	8,165,311	1,417,557	80,500	5,889,558	48,270,376
Fidelity Series International Small Cap Fund	8,686,160	3,287,337	1,906,338	671,121	48,572	1,926,993	12,042,724
Fidelity Series International Value Fund	38,115,728	13,541,453	6,153,701	1,415,851	128,735	3,225,960	48,858,175
Fidelity Series Investment Grade Bond Fund	1,899,804	1,685,044	955,920	67,258	4,141	(38,294)	2,594,775
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	13,124,577	590,941	181,208	(7,474)	(303,940)	12,223,528
Fidelity Series Real Estate Equity Fund	3,142,917	1,663,616	295,567	196,715	(524)	(340,358)	4,170,084
Fidelity Series Real Estate Income Fund	1,908,595	705,138	182,353	135,052	(719)	(78,320)	2,352,341
Fidelity Series Short-Term Credit Fund	--	101,276	17,199	5,612	(65)	(15,125)	1,606,596
Fidelity Series Small Cap Opportunities Fund	15,931,253	7,256,073	1,781,612	1,956,903	(13,468)	130,063	21,522,309
	$402,719,924	$203,188,917	$86,089,370	$34,601,242	$2,085,739	$24,677,049	$546,580,763

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $488,043,366)	$546,580,763
Total Investment in Securities (cost $488,043,366)		$546,580,763
Receivable for investments sold		1,545,015
Receivable for fund shares sold		1,965,317
Total assets		550,091,095
Liabilities
Payable for investments purchased	$3,330,511
Payable for fund shares redeemed	179,774
Accrued management fee	339,051
Distribution and service plan fees payable	83,477
Total liabilities		3,932,813
Net Assets		$546,158,282
Net Assets consist of:
Paid in capital		$469,213,143
Distributions in excess of net investment income		(451,800)
Accumulated undistributed net realized gain (loss) on investments		18,859,542
Net unrealized appreciation (depreciation) on investments		58,537,397
Net Assets		$546,158,282
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($209,823,990 ÷ 15,688,639 shares)		$13.37
Maximum offering price per share (100/94.25 of $13.37)		$14.19
Class M:
Net Asset Value and redemption price per share ($73,100,908 ÷ 5,491,698 shares)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($10,684,511 ÷ 805,937 shares)(a)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($249,432,478 ÷ 18,578,466 shares)		$13.43
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,116,395 ÷ 232,282 shares)		$13.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$8,160,733
Expenses
Management fee	$3,064,994
Distribution and service plan fees	921,767
Independent trustees' fees and expenses	1,719
Total expenses before reductions	3,988,480
Expense reductions	(264)	3,988,216
Net investment income (loss)		4,172,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,085,739
Realized gain distributions from underlying funds:
Affiliated issuers	26,440,509
Total net realized gain (loss)		28,526,248
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	24,677,049
Total change in net unrealized appreciation (depreciation)		24,677,049
Net gain (loss)		53,203,297
Net increase (decrease) in net assets resulting from operations		$57,375,814

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,172,517	$4,545,316
Net realized gain (loss)	28,526,248	5,298,677
Change in net unrealized appreciation (depreciation)	24,677,049	41,715,023
Net increase (decrease) in net assets resulting from operations	57,375,814	51,559,016
Distributions to shareholders from net investment income	(5,050,072)	(4,567,082)
Distributions to shareholders from net realized gain	(11,461,480)	(9,571,484)
Total distributions	(16,511,552)	(14,138,566)
Share transactions - net increase (decrease)	102,640,679	67,699,971
Total increase (decrease) in net assets	143,504,941	105,120,421
Net Assets
Beginning of period	402,653,341	297,532,920
End of period	$546,158,282	$402,653,341
Other Information
Undistributed net investment income end of period	$–	$14,593
Distributions in excess of net investment income end of period	$(451,800)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.02	$11.92	$11.71	$10.56
Income from Investment Operations
Net investment income (loss)A	.11	.14	.15	.16	.12
Net realized and unrealized gain (loss)	1.51	1.51	(.59)	.62	1.49
Total from investment operations	1.62	1.65	(.44)	.78	1.61
Distributions from net investment income	(.13)	(.14)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.44)B	(.48)	(.46)C	(.57)	(.46)D
Net asset value, end of period	$13.37	$12.19	$11.02	$11.92	$11.71
Total ReturnE,F	13.40%	15.49%	(3.89)%	6.85%	15.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.81%	1.24%	1.31%	1.39%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$209,824	$170,352	$130,309	$115,666	$81,217
Portfolio turnover rateH	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$10.98	$11.88	$11.68	$10.55
Income from Investment Operations
Net investment income (loss)A	.07	.11	.12	.13	.10
Net realized and unrealized gain (loss)	1.52	1.51	(.59)	.62	1.47
Total from investment operations	1.59	1.62	(.47)	.75	1.57
Distributions from net investment income	(.11)	(.12)	(.12)	(.13)	(.09)
Distributions from net realized gain	(.31)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.42)	(.46)	(.43)	(.55)	(.44)B
Net asset value, end of period	$13.31	$12.14	$10.98	$11.88	$11.68
Total ReturnC,D	13.15%	15.27%	(4.11)%	6.55%	15.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.14%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.14%	.50%	.50%	.50%	.50%
Net investment income (loss)	.56%	.99%	1.06%	1.14%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$73,101	$58,052	$41,956	$33,436	$19,134
Portfolio turnover rateF	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$10.98	$11.88	$11.69	$10.57
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.08	.04
Net realized and unrealized gain (loss)	1.51	1.49	(.58)	.61	1.47
Total from investment operations	1.52	1.55	(.52)	.69	1.51
Distributions from net investment income	(.06)	(.08)	(.08)	(.09)	(.05)
Distributions from net realized gain	(.31)	(.34)	(.30)	(.41)	(.35)
Total distributions	(.37)	(.42)	(.38)	(.50)	(.39)B
Net asset value, end of period	$13.26	$12.11	$10.98	$11.88	$11.69
Total ReturnC,D	12.62%	14.62%	(4.53)%	6.01%	14.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.64%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.05%	.49%	.56%	.65%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,685	$8,529	$5,671	$4,180	$2,491
Portfolio turnover rateF	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.06	$11.96	$11.74	$10.59
Income from Investment Operations
Net investment income (loss)A	.14	.17	.18	.19	.15
Net realized and unrealized gain (loss)	1.53	1.51	(.60)	.63	1.48
Total from investment operations	1.67	1.68	(.42)	.82	1.63
Distributions from net investment income	(.16)	(.16)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.48)	(.50)	(.48)	(.60)	(.48)B
Net asset value, end of period	$13.43	$12.24	$11.06	$11.96	$11.74
Total ReturnC	13.74%	15.81%	(3.64)%	7.15%	15.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.64%	-%	-%	-%	-%
Expenses net of all reductions	.64%	-%	-%	-%	-%
Net investment income (loss)	1.05%	1.49%	1.56%	1.64%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$249,432	$165,720	$119,597	$87,769	$54,490
Portfolio turnover rateE	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63
Income from Investment Operations
Net investment income (loss)B	.47
Net realized and unrealized gain (loss)	.69
Total from investment operations	1.16
Distributions from net investment income	(.19)
Distributions from net realized gain	(.18)
Total distributions	(.37)
Net asset value, end of period	$13.42
Total ReturnC,D	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	4.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,116
Portfolio turnover rateF	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Advisor Series Growth & Income Fund	11.5
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5
Fidelity Advisor Series Equity Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Advisor Series Opportunistic Insights Fund	6.0
Fidelity Series All-Sector Equity Fund	4.4
Fidelity Advisor Series Growth Opportunities Fund	4.2
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	465,480	$6,288,635
Fidelity Advisor Series Equity Value Fund (a)	582,405	7,280,061
Fidelity Advisor Series Growth & Income Fund (a)	743,413	11,166,059
Fidelity Advisor Series Growth Opportunities Fund (a)	313,617	4,124,065
Fidelity Advisor Series Opportunistic Insights Fund (a)	325,600	5,834,760
Fidelity Advisor Series Small Cap Fund (a)	264,669	3,146,914
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	587,244	7,352,294
Fidelity Series 100 Index Fund (a)	178,607	3,048,825
Fidelity Series 1000 Value Index Fund (a)	98,982	1,220,452
Fidelity Series All-Sector Equity Fund (a)	354,216	4,321,439
Fidelity Series Commodity Strategy Fund (a)	374,475	2,033,402
Fidelity Series Real Estate Equity Fund (a)	61,281	730,473
Fidelity Series Small Cap Opportunities Fund (a)	268,544	3,829,440
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,009,383)		60,376,819

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	84,169	856,840
Fidelity Series Emerging Markets Fund (a)	404,435	8,861,174
Fidelity Series International Growth Fund (a)	533,203	8,611,222
Fidelity Series International Small Cap Fund (a)	115,357	2,147,956
Fidelity Series International Value Fund (a)	826,760	8,722,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,806,401)		29,199,506

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	57,780	582,422
Fidelity Series Floating Rate High Income Fund (a)	24,403	232,073
Fidelity Series High Income Fund (a)	141,764	1,351,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	81,517	790,717
Fidelity Series International Credit Fund (a)	3,080	30,588
Fidelity Series Investment Grade Bond Fund (a)	41,969	462,499
Fidelity Series Long-Term Treasury Bond Index Fund (a)	255,441	2,189,125
Fidelity Series Real Estate Income Fund (a)	39,909	427,825
TOTAL BOND FUNDS
(Cost $6,109,695)		6,066,259

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,561,672	1,561,672
Fidelity Series Short-Term Credit Fund (a)	30,019	295,984
TOTAL SHORT-TERM FUNDS
(Cost $1,860,301)		1,857,656
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $91,785,780)		97,500,240
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(74,104)
NET ASSETS - 100%		$97,426,136

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$4,052,223	$826,561	$769,798	$(12,819)	$192,190	$6,288,635
Fidelity Advisor Series Equity Value Fund	5,120,357	4,923,960	2,427,158(a)	561,471	23,359	(360,457)	7,280,061
Fidelity Advisor Series Growth & Income Fund	3,548,790	8,350,509(a)	855,898	442,962	(6,174)	128,832	11,166,059
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	2,460,624	536,450	309,671	4,002	294,977	4,124,065
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	3,723,690	810,939	679,652	(909)	266,509	5,834,760
Fidelity Advisor Series Short-Term Credit Fund	94,907	177,714	12,000	2,355	(26)	(30)	--
Fidelity Advisor Series Small Cap Fund	1,426,823	1,886,393	226,615	162,970	(231)	60,544	3,146,914
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	4,742,646	492,872	508,764	2,588	(300,688)	7,352,294
Fidelity Series 100 Index Fund	1,471,465	1,643,840	256,185	53,634	(412)	190,117	3,048,825
Fidelity Series 1000 Value Index Fund	570,779	723,002	79,986	41,393	(508)	7,165	1,220,452
Fidelity Series All-Sector Equity Fund	1,995,788	2,822,988	333,092	522,329	3,852	(168,097)	4,321,439
Fidelity Series Canada Fund	--	930,143	56,795	7,595	(898)	(15,610)	856,840
Fidelity Series Commodity Strategy Fund	784,071	1,306,724	115,007	8,036	218	57,396	2,033,402
Fidelity Series Emerging Markets Debt Fund	287,447	339,967	34,561	30,578	(19)	(10,412)	582,422
Fidelity Series Emerging Markets Fund	4,363,146	4,720,291	1,448,770	203,061	15,142	1,211,365	8,861,174
Fidelity Series Floating Rate High Income Fund	109,403	137,229	14,397	8,320	12	(174)	232,073
Fidelity Series Government Money Market Fund 1.67%	292,135	1,324,294	54,757	8,440	--	--	1,561,672
Fidelity Series High Income Fund	663,148	781,937	77,406	62,742	(2)	(16,667)	1,351,010
Fidelity Series Inflation-Protected Bond Index Fund	358,487	489,409	46,067	13,121	(263)	(10,849)	790,717
Fidelity Series International Credit Fund	--	30,802	--	375	--	(15)	30,588
Fidelity Series International Growth Fund	4,113,503	4,861,150	1,093,868	218,767	(1,348)	731,785	8,611,222
Fidelity Series International Small Cap Fund	939,884	1,211,484	264,926	103,573	2,884	258,630	2,147,956
Fidelity Series International Value Fund	4,124,240	5,099,263	866,931	218,728	14,086	351,656	8,722,314
Fidelity Series Investment Grade Bond Fund	202,814	411,843	145,434	9,964	(406)	(6,318)	462,499
Fidelity Series Long-Term Treasury Bond Index Fund	177	2,345,088	107,439	28,436	(1,945)	(46,756)	2,189,125
Fidelity Series Real Estate Equity Fund	340,128	489,680	43,325	29,088	(1,612)	(54,398)	730,473
Fidelity Series Real Estate Income Fund	206,491	262,056	27,080	19,691	(221)	(13,421)	427,825
Fidelity Series Short-Term Credit Fund	--	42,188	4,104	991	(21)	(2,644)	295,984
Fidelity Series Small Cap Opportunities Fund	1,724,001	2,347,270	260,007	287,704	(3,204)	21,380	3,829,440
	$43,579,527	$62,638,407	$11,518,630	$5,314,209	$35,125	$2,766,010	$97,500,240

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $91,785,780)	$97,500,240
Total Investment in Securities (cost $91,785,780)		$97,500,240
Cash		12
Receivable for investments sold		220,255
Receivable for fund shares sold		768,898
Total assets		98,489,405
Liabilities
Payable for investments purchased	$977,438
Payable for fund shares redeemed	11,667
Accrued management fee	59,083
Distribution and service plan fees payable	15,081
Total liabilities		1,063,269
Net Assets		$97,426,136
Net Assets consist of:
Paid in capital		$88,925,153
Distributions in excess of net investment income		(92,114)
Accumulated undistributed net realized gain (loss) on investments		2,878,637
Net unrealized appreciation (depreciation) on investments		5,714,460
Net Assets		$97,426,136
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,879,770 ÷ 3,193,879 shares)		$11.86
Maximum offering price per share (100/94.25 of $11.86)		$12.58
Class M:
Net Asset Value and redemption price per share ($12,628,057 ÷ 1,065,351 shares)		$11.85
Maximum offering price per share (100/96.50 of $11.85)		$12.28
Class C:
Net Asset Value and offering price per share ($2,603,705 ÷ 219,288 shares)(a)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($43,512,673 ÷ 3,656,353 shares)		$11.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($801,931 ÷ 67,396 shares)		$11.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$1,232,254
Expenses
Management fee	$462,588
Distribution and service plan fees	137,175
Independent trustees' fees and expenses	240
Total expenses before reductions	600,003
Expense reductions	(29)	599,974
Net investment income (loss)		632,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	35,125
Realized gain distributions from underlying funds:
Affiliated issuers	4,081,955
Total net realized gain (loss)		4,117,080
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	2,766,010
Total change in net unrealized appreciation (depreciation)		2,766,010
Net gain (loss)		6,883,090
Net increase (decrease) in net assets resulting from operations		$7,515,370

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$632,280	$374,796
Net realized gain (loss)	4,117,080	652,819
Change in net unrealized appreciation (depreciation)	2,766,010	3,248,213
Net increase (decrease) in net assets resulting from operations	7,515,370	4,275,828
Distributions to shareholders from net investment income	(781,225)	(374,733)
Distributions to shareholders from net realized gain	(1,302,479)	(451,681)
Total distributions	(2,083,704)	(826,414)
Share transactions - net increase (decrease)	48,422,056	20,738,778
Total increase (decrease) in net assets	53,853,722	24,188,192
Net Assets
Beginning of period	43,572,414	19,384,222
End of period	$97,426,136	$43,572,414
Other Information
Undistributed net investment income end of period	$–	$1,063
Distributions in excess of net investment income end of period	$(92,114)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13	.12	.15
Net realized and unrealized gain (loss)	1.34	1.33	(.51)	.37
Total from investment operations	1.44	1.46	(.39)	.52
Distributions from net investment income	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.23)	(.20)	(.22)	(.08)
Total distributions	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.91%	.25%	.25%	.25%H
Expenses net of all reductions	.91%	.25%	.25%	.25%H
Net investment income (loss)	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateG	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.11	.10	.13
Net realized and unrealized gain (loss)	1.33	1.33	(.51)	.38
Total from investment operations	1.40	1.44	(.41)	.51
Distributions from net investment income	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.22)	(.20)	(.21)	(.08)
Total distributions	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateH	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.06	.05	.10
Net realized and unrealized gain (loss)	1.34	1.33	(.51)	.38
Total from investment operations	1.35	1.39	(.46)	.48
Distributions from net investment income	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.22)	(.20)	(.17)	(.08)
Total distributions	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.66%	1.00%	.99%I	1.02%I,J
Expenses net of fee waivers, if any	1.66%	1.00%	.99%I	1.02%I,J
Expenses net of all reductions	1.66%	1.00%	.99%I	1.02%I,J
Net investment income (loss)	.09%	.55%	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateH	16%	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.15	.17
Net realized and unrealized gain (loss)	1.33	1.33	(.50)	.37
Total from investment operations	1.46	1.49	(.35)	.54
Distributions from net investment income	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.23)	(.20)	(.23)	(.08)
Total distributions	(.36)	(.34)C	(.35)	(.19)D
Net asset value, end of period	$11.90	$10.80	$9.65	$10.35
Total ReturnE,F	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	- %I	- %I	- %I,J
Expenses net of fee waivers, if any	.66%	-%	-%	- %J
Expenses net of all reductions	.66%	-%	-%	- %J
Net investment income (loss)	1.09%	1.55%	1.54%	2.49%J
Supplemental Data
Net assets, end of period (000 omitted)	$43,513	$18,162	$5,845	$399
Portfolio turnover rateH	16%	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	.69
Total from investment operations	1.02
Distributions from net investment income	(.16)
Distributions from net realized gain	(.13)
Total distributions	(.28)C
Net asset value, end of period	$11.90
Total ReturnD,E	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H,I
Expenses net of fee waivers, if any	.50%H,I
Expenses net of all reductions	.50%H,I
Net investment income (loss)	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$802
Portfolio turnover rateG	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z6 on June 6, 2017. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Advisor Series Equity-Income to Fidelity Advisor Series Equity Value Fund.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$200,505,645	$15,415,246	$(2,319,567)	$13,095,679
Advisor Freedom 2005	177,358,337	18,715,255	(1,933,002)	16,782,253
Advisor Freedom 2010	425,092,779	54,937,666	(4,111,709)	50,825,957
Advisor Freedom 2015	960,670,055	160,950,800	(10,014,031)	150,936,769
Advisor Freedom 2020	2,160,239,812	372,728,284	(29,030,949)	343,697,335
Advisor Freedom 2025	2,573,456,038	474,979,954	(36,862,188)	438,117,766
Advisor Freedom 2030	2,490,371,935	531,951,631	(26,666,047)	505,285,584
Advisor Freedom 2035	1,943,021,848	471,157,495	(15,785,532)	455,371,963
Advisor Freedom 2040	1,756,856,119	437,395,631	(13,433,461)	423,962,170
Advisor Freedom 2045	1,116,664,168	250,127,108	(8,964,032)	241,163,076
Advisor Freedom 2050	902,080,172	196,092,516	(7,508,071)	188,584,445
Advisor Freedom 2055	489,883,185	62,452,239	(5,754,661)	56,697,578
Advisor Freedom 2060	92,127,480	6,752,321	(1,379,561)	5,372,760

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$392,912	$2,980,354	$13,095,679
Advisor Freedom 2005	613,522	4,543,877	16,782,253
Advisor Freedom 2010	1,262,467	13,222,975	50,825,957
Advisor Freedom 2015	2,844,489	37,701,148	150,936,769
Advisor Freedom 2020	4,929,379	83,567,283	343,697,335
Advisor Freedom 2025	4,280,614	100,899,777	438,117,766
Advisor Freedom 2030	3,438,348	116,604,885	505,285,584
Advisor Freedom 2035	–	102,592,535	455,371,963
Advisor Freedom 2040	–	93,382,389	423,962,170
Advisor Freedom 2045	–	55,771,760	241,163,076
Advisor Freedom 2050	–	43,724,096	188,584,445
Advisor Freedom 2055	–	20,699,360	56,697,578
Advisor Freedom 2060	–	3,220,337	5,372,760

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,479,795	$4,575,169	$8,054,964
Advisor Freedom 2005	3,441,596	6,709,249	10,150,845
Advisor Freedom 2010	8,293,057	22,575,387	30,868,444
Advisor Freedom 2015	20,730,129	58,088,151	78,818,280
Advisor Freedom 2020	45,067,657	101,465,148	146,532,805
Advisor Freedom 2025	52,699,296	102,487,190	155,186,486
Advisor Freedom 2030	48,565,136	111,543,730	160,108,866
Advisor Freedom 2035	37,748,798	81,868,954	119,617,752
Advisor Freedom 2040	33,812,317	77,196,866	111,009,183
Advisor Freedom 2045	21,019,495	38,018,542	59,038,037
Advisor Freedom 2050	17,138,592	27,266,480	44,405,072
Advisor Freedom 2055	8,442,111	8,069,441	16,511,552
Advisor Freedom 2060	1,263,393	820,311	2,083,704

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$3,782,357	$2,732,978	$6,515,335
Advisor Freedom 2005	3,906,158	4,580,827	8,486,985
Advisor Freedom 2010	9,640,151	15,417,522	25,057,673
Advisor Freedom 2015	20,641,640	38,321,774	58,963,414
Advisor Freedom 2020	41,343,093	73,591,026	114,934,119
Advisor Freedom 2025	45,162,036	83,482,484	128,644,520
Advisor Freedom 2030	40,217,211	91,778,022	131,995,233
Advisor Freedom 2035	28,988,050	73,989,383	102,977,433
Advisor Freedom 2040	27,161,353	69,309,761	96,471,114
Advisor Freedom 2045	15,824,577	37,749,366	53,573,943
Advisor Freedom 2050	12,292,820	27,694,805	39,987,625
Advisor Freedom 2055	4,898,363	9,240,203	14,138,566
Advisor Freedom 2060	413,071	413,343	826,414

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin)are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the underlying fund shares and in-kind transactions, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	46,296,397	59,267,986
Advisor Freedom 2005	41,748,635	63,765,545
Advisor Freedom 2010	101,864,285	150,503,134
Advisor Freedom 2015	218,501,433	366,602,381
Advisor Freedom 2020	513,755,162	677,574,154
Advisor Freedom 2025	678,350,868	706,141,411
Advisor Freedom 2030	735,363,749	726,085,828
Advisor Freedom 2035	594,656,532	546,849,463
Advisor Freedom 2040	519,945,908	492,530,908
Advisor Freedom 2045	359,081,579	271,293,397
Advisor Freedom 2050	308,983,512	209,501,440
Advisor Freedom 2055	203,188,917	86,089,370
Advisor Freedom 2060	62,638,407	11,518,630

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (June 6, 2017 for Class Z6) through March 31, 2018, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.465%	.415%
Advisor Freedom 2005	.491%	.435%
Advisor Freedom 2010	.533%	.468%
Advisor Freedom 2015	.576%	.503%
Advisor Freedom 2020	.618%	.538%
Advisor Freedom 2025	.661%	.573%
Advisor Freedom 2030	.703%	.608%
Advisor Freedom 2035	.746%	.643%
Advisor Freedom 2040	.746%	.643%
Advisor Freedom 2045	.746%	.643%
Advisor Freedom 2050	.746%	.643%
Advisor Freedom 2055	.746%	.643%
Advisor Freedom 2060	.746%	.643%

Effective June 6, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.365%
Advisor Freedom 2005	.377%
Advisor Freedom 2010	.396%
Advisor Freedom 2015	.415%
Advisor Freedom 2020	.435%
Advisor Freedom 2025	.454%
Advisor Freedom 2030	.474%
Advisor Freedom 2035	.493%
Advisor Freedom 2040	.493%
Advisor Freedom 2045	.493%
Advisor Freedom 2050	.493%
Advisor Freedom 2055	.493%
Advisor Freedom 2060	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$203,785	$7,015
Class M	.25%	.25%	191,939	283
Class C	.75%	.25%	140,375	11,989
			$536,099	$19,287
Advisor Freedom 2005
Class A	-%	.25%	$282,815	$14,284
Class M	.25%	.25%	135,632	1,132
Class C	.75%	.25%	55,217	2,008
			$473,664	$17,424
Advisor Freedom 2010
Class A	-%	.25%	$630,258	$31,144
Class M	.25%	.25%	407,824	5,265
Class C	.75%	.25%	281,989	9,821
			$1,320,071	$46,230
Advisor Freedom 2015
Class A	-%	.25%	$1,525,051	$75,749
Class M	.25%	.25%	884,790	6,223
Class C	.75%	.25%	598,744	33,881
			$3,008,585	$115,853
Advisor Freedom 2020
Class A	-%	.25%	$3,184,642	$137,263
Class M	.25%	.25%	1,960,092	17,303
Class C	.75%	.25%	1,026,644	80,691
			$6,171,378	$235,257
Advisor Freedom 2025
Class A	-%	.25%	$3,729,878	$179,599
Class M	.25%	.25%	2,179,664	12,518
Class C	.75%	.25%	1,006,005	103,706
			$6,915,547	$295,823
Advisor Freedom 2030
Class A	-%	.25%	$3,538,506	$159,952
Class M	.25%	.25%	2,274,456	7,180
Class C	.75%	.25%	971,334	105,334
			$6,784,296	$ 272,466
Advisor Freedom 2035
Class A	-%	.25%	$2,802,979	$123,507
Class M	.25%	.25%	1,780,004	10,614
Class C	.75%	.25%	653,661	79,072
			$5,236,644	$213,193
Advisor Freedom 2040
Class A	-%	.25%	$2,429,549	$104,730
Class M	.25%	.25%	1,701,340	6,813
Class C	.75%	.25%	847,041	76,622
			$4,977,930	$188,165
Advisor Freedom 2045
Class A	-%	.25%	$1,430,117	$75,999
Class M	.25%	.25%	1,003,512	6,359
Class C	.75%	.25%	294,539	47,299
			$2,728,168	$129,657
Advisor Freedom 2050
Class A	-%	.25%	$1,038,185	$43,746
Class M	.25%	.25%	799,580	3,138
Class C	.75%	.25%	311,843	46,944
			$2,149,608	$93,828
Advisor Freedom 2055
Class A	-%	.25%	$487,543	$17,722
Class M	.25%	.25%	335,036	869
Class C	.75%	.25%	99,188	25,404
			$921,767	$43,995
Advisor Freedom 2060
Class A	-%	.25%	$71,934	$3,344
Class M	.25%	.25%	47,052	–
Class C	.75%	.25%	18,189	9,265
			$137,175	$12,609

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$11,024
Class M	1,443
Class C(a)	1,594
$14,061
Advisor Freedom 2005
Class A	$1,357
Class M	646
Class C(a)	561
$2,564
Advisor Freedom 2010
Class A	$7,714
Class M	1,797
Class C(a)	1,403
$10,914
Advisor Freedom 2015
Class A	$16,996
Class M	8,705
Class C(a)	4,507
$30,208
Advisor Freedom 2020
Class A	$52,281
Class M	20,115
Class C(a)	10,107
$82,503
Advisor Freedom 2025
Class A	$80,322
Class M	32,686
Class C(a)	8,636
$121,644
Advisor Freedom 2030
Class A	$92,521
Class M	31,956
Class C(a)	11,018
$135,495
Advisor Freedom 2035
Class A	$74,181
Class M	29,665
Class C(a)	10,459
$114,305
Advisor Freedom 2040
Class A	$86,433
Class M	25,729
Class C(a)	12,212
$124,374
Advisor Freedom 2045
Class A	$55,066
Class M	19,331
Class C(a)	8,801
$83,198
Advisor Freedom 2050
Class A	$53,201
Class M	13,792
Class C(a)	6,448
$73,441
Advisor Freedom 2055
Class A	$30,685
Class M	10,593
Class C(a)	3,439
$44,717
Advisor Freedom 2060
Class M	$–
Class C(a)	707
$707

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

7. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$56
Class M	.50%	26
Class C	1.00%	9
Class I	–%	55
Advisor Freedom 2005
Class A	.25%	$77
Class M	.50%	18
Class C	1.00%	4
Class I	–%	39
Advisor Freedom 2010
Class A	.25%	$173
Class M	.50%	54
Class C	1.00%	19
Class I	–%	88
Advisor Freedom 2015
Class A	.25%	$420
Class M	.50%	119
Class C	1.00%	41
Class I	–%	215
Advisor Freedom 2020
Class A	.25%	$852
Class M	.50%	260
Class C	1.00%	67
Class I	–%	499
Advisor Freedom 2025
Class A	.25%	$968
Class M	.50%	278
Class C	1.00%	65
Class I	–%	594
Advisor Freedom 2030
Class A	.25%	$912
Class M	.50%	289
Class C	1.00%	62
Class I	–%	593
Advisor Freedom 2035
Class A	.25%	$716
Class M	.50%	221
Class C	1.00%	41
Class I	–%	470
Advisor Freedom 2040
Class A	.25%	$621
Class M	.50%	213
Class C	1.00%	53
Class I	-%	439
Advisor Freedom 2045
Class A	.25%	$356
Class M	.50%	123
Class C	1.00%	18
Class I	–%	285
Advisor Freedom 2050
Class A	.25%	$255
Class M	.50%	96
Class C	1.00%	19
Class I	–%	240
Advisor Freedom 2055
Class A	.25%	$110
Class M	.50%	37
Class C	1.00%	6
Class I	–%	111
Advisor Freedom 2060
Class A	.25%	$12
Class M	.50%	4
Class C	1.00%	1
Class I	–%	12

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$7
Advisor Freedom 2005	1
Advisor Freedom 2010	3
Advisor Freedom 2015	1
Advisor Freedom 2020	18
Advisor Freedom 2025	49
Advisor Freedom 2030	5
Advisor Freedom 2035	6
Advisor Freedom 2040	8
Advisor Freedom 2045	6
Advisor Freedom 2050	-
Advisor Freedom 2055	-
Advisor Freedom 2060	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018(a)	Year ended March 31, 2017
Advisor Freedom Income
From net investment income
Class A	$1,099,143	$1,396,856
Class M	434,009	493,459
Class B	–	527
Class C	84,788	113,110
Class I	1,334,162	1,403,708
Class Z6	14,910	–
Total	$2,967,012	$3,407,660
From net realized gain
Class A	$1,878,730	$1,266,025
Class M	905,373	548,704
Class B	–	4,869
Class C	326,433	195,946
Class I	1,957,623	1,092,131
Class Z6	19,793	–
Total	$5,087,952	$3,107,675
Advisor Freedom 2005
From net investment income
Class A	$1,499,668	$1,973,197
Class M	314,597	385,893
Class B	–	184
Class C	29,260	51,825
Class I	965,073	1,130,500
Class Z6	3,311	–
Total	$2,811,909	$3,541,599
From net realized gain
Class A	$4,027,753	$2,829,723
Class M	991,902	631,717
Class B	–	4,475
Class C	192,899	134,120
Class I	2,120,987	1,345,351
Class Z6	5,395	–
Total	$7,338,936	$4,945,386
Advisor Freedom 2010
From net investment income
Class A	$3,281,846	$4,477,860
Class M	928,807	1,130,843
Class B	–	85
Class C	171,747	252,508
Class I	2,274,695	2,427,938
Class Z6	5,012	–
Total	$6,662,107	$8,289,234
From net realized gain
Class A	$12,108,352	$9,091,246
Class M	4,030,464	2,666,131
Class B	–	18,204
Class C	1,392,028	905,318
Class I	6,664,800	4,087,540
Class Z6	10,693	–
Total	$24,206,337	$16,768,439
Advisor Freedom 2015
From net investment income
Class A	$7,973,130	$10,387,191
Class M	1,948,902	2,380,290
Class C	332,783	497,030
Class I	5,348,653	5,952,820
Class Z6	43,354	–
Total	$15,646,822	$19,217,331
From net realized gain
Class A	$32,654,337	$21,478,534
Class M	9,539,452	5,718,301
Class B	–	56,551
Class C	3,208,781	1,897,955
Class I	17,671,857	10,594,742
Class Z6	97,031	–
Total	$63,171,458	$39,746,083
Advisor Freedom 2020
From net investment income
Class A	$16,243,820	$19,983,983
Class M	4,166,252	4,842,366
Class C	631,334	767,338
Class I	12,480,682	12,773,120
Class Z6	54,384	–
Total	$33,576,472	$38,366,807
From net realized gain
Class A	$56,102,883	$40,296,263
Class M	17,427,080	11,312,600
Class B	–	157,930
Class C	4,617,388	2,955,952
Class I	34,710,233	21,844,567
Class Z6	98,749	–
Total	$112,956,333	$76,567,312
Advisor Freedom 2025
From net investment income
Class A	$18,093,765	$21,470,705
Class M	4,378,723	4,782,696
Class C	563,682	732,090
Class I	14,900,347	14,353,988
Class Z6	64,554	–
Total	$38,001,071	$41,339,479
From net realized gain
Class A	$58,214,610	$45,815,189
Class M	17,087,190	12,169,386
Class B	–	136,189
Class C	3,945,982	2,834,506
Class I	37,833,645	26,349,771
Class Z6	103,988	–
Total	$117,185,415	$87,305,041
Advisor Freedom 2030
From net investment income
Class A	$14,665,530	$18,430,435
Class M	3,839,299	4,678,224
Class C	484,808	683,038
Class I	13,363,681	13,350,800
Class Z6	76,802	–
Total	$32,430,120	$37,142,497
From net realized gain
Class A	$61,142,849	$47,411,197
Class M	19,943,569	14,575,332
Class B	–	181,885
Class C	4,240,085	3,005,327
Class I	42,210,713	29,678,995
Class Z6	141,530	–
Total	$127,678,746	$94,852,736
Advisor Freedom 2035
From net investment income
Class A	$10,040,682	$13,587,492
Class M	2,832,544	3,416,658
Class C	299,727	426,644
Class I	9,653,819	9,563,549
Class Z6	41,993	–
Total	$22,868,765	$26,994,343
From net realized gain
Class A	$46,063,469	$38,475,348
Class M	14,617,860	10,912,610
Class B	–	135,368
Class C	2,740,366	1,993,967
Class I	33,253,804	24,465,797
Class Z6	73,488	–
Total	$96,748,987	$75,983,090
Advisor Freedom 2040
From net investment income
Class A	$8,881,190	$11,910,732
Class M	2,655,243	3,348,294
Class C	390,961	560,185
Class I	8,816,392	9,099,703
Class Z6	35,650	–
Total	$20,779,436	$24,918,914
From net realized gain
Class A	$40,808,993	$34,090,941
Class M	14,342,170	11,320,686
Class B	–	170,019
Class C	3,641,921	2,679,478
Class I	31,372,523	23,291,076
Class Z6	64,140	–
Total	$90,229,747	$71,552,200
Advisor Freedom 2045
From net investment income
Class A	$5,219,007	$6,743,556
Class M	1,576,055	1,906,757
Class C	129,725	189,014
Class I	5,947,360	5,692,571
Class Z6	27,145	–
Total	$12,899,292	$14,531,898
From net realized gain
Class A	$20,301,003	$18,452,182
Class M	7,111,464	5,768,381
Class B	–	39,187
Class C	1,051,413	829,711
Class I	17,635,957	13,952,584
Class Z6	38,908	–
Total	$46,138,745	$39,042,045
Advisor Freedom 2050
From net investment income
Class A	$3,857,081	$4,709,123
Class M	1,283,517	1,501,192
Class C	145,803	192,567
Class I	4,942,896	4,786,719
Class Z6	22,378	–
Total	$10,251,675	$11,189,601
From net realized gain
Class A	$13,859,582	$12,279,605
Class M	5,314,395	4,394,815
Class B	–	48,585
Class C	1,032,638	839,720
Class I	13,916,045	11,235,299
Class Z6	30,737	–
Total	$34,153,397	$28,798,024
Advisor Freedom 2055
From net investment income
Class A	$1,844,591	$1,870,569
Class M	555,719	561,240
Class C	45,985	55,815
Class I	2,580,264	2,079,458
Class Z6	23,513	–
Total	$5,050,072	$4,567,082
From net realized gain
Class A	$4,611,171	$4,075,271
Class M	1,578,617	1,364,510
Class C	232,494	180,787
Class I	5,016,561	3,950,916
Class Z6	22,637	–
Total	$11,461,480	$9,571,484
Advisor Freedom 2060
From net investment income
Class A	$303,602	$172,576
Class M	87,416	37,768
Class C	11,911	5,349
Class I	372,369	159,040
Class Z6	5,927	–
Total	$781,225	$374,733
From net realized gain
Class A	$536,013	$226,072
Class M	172,103	57,107
Class C	34,235	18,997
Class I	555,272	149,505
Class Z6	4,856	–
Total	$1,302,479	$451,681

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018(a)	Year ended March 31, 2017	Year ended March 31, 2018(a)	Year ended March 31, 2017
Advisor Freedom Income
Class A
Shares sold	1,561,114	2,494,487	$17,372,724	$26,903,908
Reinvestment of distributions	267,313	246,230	2,956,413	2,629,753
Shares redeemed	(2,954,671)	(4,027,001)	(32,858,285)	(43,404,632)
Net increase (decrease)	(1,126,244)	(1,286,284)	$(12,529,148)	$(13,870,971)
Class M
Shares sold	1,231,544	1,069,596	$13,671,270	$11,534,711
Reinvestment of distributions	119,232	95,143	1,317,819	1,014,496
Shares redeemed	(1,400,766)	(1,678,273)	(15,542,444)	(18,101,104)
Net increase (decrease)	(49,990)	(513,534)	$(553,355)	$(5,551,897)
Class B
Shares sold	–	1,191	$–	$12,706
Reinvestment of distributions	–	508	–	5,371
Shares redeemed	–	(62,185)	–	(661,437)
Net increase (decrease)	–	(60,486)	$–	$(643,360)
Class C
Shares sold	273,309	198,081	$3,025,706	$2,132,123
Reinvestment of distributions	33,546	25,254	370,253	268,554
Shares redeemed	(379,554)	(287,063)	(4,206,642)	(3,096,537)
Net increase (decrease)	(72,699)	(63,728)	$(810,683)	$(695,860)
Class I
Shares sold	2,536,795	2,592,320	$28,278,478	$28,091,075
Reinvestment of distributions	293,632	231,637	3,259,663	2,482,393
Shares redeemed	(2,708,353)	(3,194,359)	(30,196,704)	(34,573,157)
Net increase (decrease)	122,074	(370,402)	$1,341,437	$(3,999,689)
Class Z6
Shares sold	206,804	–	$2,315,726	$–
Reinvestment of distributions	3,119	–	34,703	–
Shares redeemed	(56,618)	–	(629,544)	–
Net increase (decrease)	153,305	–	$1,720,885	$–
Advisor Freedom 2005
Class A
Shares sold	1,335,163	2,248,874	$16,124,405	$26,161,114
Reinvestment of distributions	452,684	414,812	5,409,480	4,716,740
Shares redeemed	(3,307,757)	(4,357,389)	(40,042,858)	(50,652,047)
Net increase (decrease)	(1,519,910)	(1,693,703)	$(18,508,973)	$(19,774,193)
Class M
Shares sold	594,769	674,483	$7,157,573	$7,841,512
Reinvestment of distributions	108,652	88,172	1,298,447	1,002,121
Shares redeemed	(833,574)	(1,039,759)	(10,035,595)	(12,094,590)
Net increase (decrease)	(130,153)	(277,104)	$(1,579,575)	$(3,250,957)
Class B
Shares sold	–	2	$–	$26
Reinvestment of distributions	–	408	–	4,639
Shares redeemed	–	(29,514)	–	(337,993)
Net increase (decrease)	–	(29,104)	$–	$(333,328)
Class C
Shares sold	112,314	50,507	$1,348,518	$586,955
Reinvestment of distributions	17,487	15,214	209,035	172,750
Shares redeemed	(113,001)	(132,932)	(1,365,341)	(1,546,152)
Net increase (decrease)	16,800	(67,211)	$192,212	$(786,447)
Class I
Shares sold	1,578,344	1,711,139	$19,235,581	$20,022,716
Reinvestment of distributions	255,470	215,242	3,073,797	2,463,732
Shares redeemed	(1,832,308)	(2,317,228)	(22,354,226)	(27,091,146)
Net increase (decrease)	1,506	(390,847)	$(44,848)	$(4,604,698)
Class Z6
Shares sold	122,579	–	$1,494,714	$–
Reinvestment of distributions	722	–	8,706	–
Shares redeemed	(5,951)	–	(71,881)	–
Net increase (decrease)	117,350	–	$1,431,539	$–
Advisor Freedom 2010
Class A
Shares sold	3,564,998	4,202,210	$44,943,820	$50,632,735
Reinvestment of distributions	1,224,022	1,136,991	15,229,168	13,390,689
Shares redeemed	(7,574,224)	(11,642,884)	(95,614,997)	(140,759,640)
Net increase (decrease)	(2,785,204)	(6,303,683)	$(35,442,009)	$(76,736,216)
Class M
Shares sold	1,361,175	1,568,969	$17,164,227	$18,878,541
Reinvestment of distributions	398,510	321,077	4,940,676	3,768,669
Shares redeemed	(2,349,250)	(2,892,565)	(29,490,893)	(34,889,456)
Net increase (decrease)	(589,565)	(1,002,519)	$(7,385,990)	$(12,242,246)
Class B
Shares sold	–	493	$–	$5,909
Reinvestment of distributions	–	1,445	–	16,965
Shares redeemed	–	(97,295)	–	(1,146,600)
Net increase (decrease)	–	(95,357)	$–	$(1,123,726)
Class C
Shares sold	116,566	162,229	$1,455,262	$1,942,907
Reinvestment of distributions	120,905	92,679	1,491,052	1,082,047
Shares redeemed	(499,934)	(421,870)	(6,234,706)	(5,021,203)
Net increase (decrease)	(262,463)	(166,962)	$(3,288,392)	$(1,996,249)
Class I
Shares sold	3,628,003	2,987,760	$46,034,277	$36,241,094
Reinvestment of distributions	704,786	549,470	8,802,985	6,498,678
Shares redeemed	(3,930,369)	(5,005,652)	(49,731,898)	(60,609,754)
Net increase (decrease)	402,420	(1,468,422)	$5,105,364	$(17,869,982)
Class Z6
Shares sold	425,699	–	$5,402,891	$–
Reinvestment of distributions	1,253	–	15,705	–
Shares redeemed	(46,433)	–	(583,499)	–
Net increase (decrease)	380,519	–	$4,835,097	$–
Advisor Freedom 2015
Class A
Shares sold	6,359,677	11,192,220	$81,015,805	$134,714,283
Reinvestment of distributions	3,202,904	2,687,681	40,291,135	31,512,077
Shares redeemed	(18,372,028)	(23,911,759)	(233,983,987)	(287,958,855)
Net increase (decrease)	(8,809,447)	(10,031,858)	$(112,677,047)	$(121,732,495)
Class M
Shares sold	2,736,122	3,553,783	$34,744,143	$42,739,339
Reinvestment of distributions	907,945	680,892	11,406,069	7,971,907
Shares redeemed	(4,687,987)	(5,938,688)	(59,601,397)	(71,417,477)
Net increase (decrease)	(1,043,920)	(1,704,013)	$(13,451,185)	$(20,706,231)
Class B
Shares sold	–	289	$–	$3,362
Reinvestment of distributions	–	4,552	–	52,894
Shares redeemed	–	(268,343)	–	(3,136,375)
Net increase (decrease)	–	(263,502)	$–	$(3,080,119)
Class C
Shares sold	430,509	429,086	$5,422,977	$5,148,246
Reinvestment of distributions	276,036	198,520	3,447,300	2,308,212
Shares redeemed	(1,295,042)	(1,065,959)	(16,430,837)	(12,720,124)
Net increase (decrease)	(588,497)	(438,353)	$(7,560,560)	$(5,263,666)
Class I
Shares sold	8,187,613	6,719,861	$105,325,150	$81,632,572
Reinvestment of distributions	1,790,662	1,388,672	22,716,014	16,411,339
Shares redeemed	(9,768,474)	(13,153,332)	(125,622,049)	(159,964,116)
Net increase (decrease)	209,801	(5,044,799)	$2,419,115	$(61,920,205)
Class Z6
Shares sold	1,089,010	–	$14,093,662	$–
Reinvestment of distributions	11,019	–	140,385	–
Shares redeemed	(81,911)	–	(1,049,457)	–
Net increase (decrease)	1,018,118	–	$13,184,590	$–
Advisor Freedom 2020
Class A
Shares sold	15,638,670	22,259,083	$215,678,977	$284,697,924
Reinvestment of distributions	5,240,623	4,781,037	71,580,589	59,403,628
Shares redeemed	(32,501,753)	(43,489,286)	(448,248,436)	(556,732,167)
Net increase (decrease)	(11,622,460)	(16,449,166)	$(160,988,870)	$(212,630,615)
Class M
Shares sold	5,929,123	8,239,623	$81,613,945	$105,605,312
Reinvestment of distributions	1,564,174	1,282,077	21,368,634	15,926,563
Shares redeemed	(9,968,053)	(11,253,403)	(137,166,621)	(144,187,473)
Net increase (decrease)	(2,474,756)	(1,731,703)	$(34,184,042)	$(22,655,598)
Class B
Shares sold	–	754	$–	$9,263
Reinvestment of distributions	–	12,000	–	147,357
Shares redeemed	–	(650,519)	–	(8,037,147)
Net increase (decrease)	–	(637,765)	$–	$(7,880,527)
Class C
Shares sold	948,078	952,705	$12,932,083	$12,091,583
Reinvestment of distributions	375,317	288,834	5,093,860	3,559,407
Shares redeemed	(1,720,609)	(2,034,383)	(23,548,361)	(25,901,629)
Net increase (decrease)	(397,214)	(792,844)	$(5,522,418)	$(10,250,639)
Class I
Shares sold	18,997,484	17,509,622	$264,269,563	$225,983,350
Reinvestment of distributions	3,388,242	2,753,677	46,653,405	34,489,320
Shares redeemed	(19,661,892)	(25,762,580)	(273,240,745)	(332,675,770)
Net increase (decrease)	2,723,834	(5,499,281)	$37,682,223	$(72,203,100)
Class Z6
Shares sold	2,198,548	–	$31,162,379	$–
Reinvestment of distributions	11,033	–	153,133	–
Shares redeemed	(99,389)	–	(1,386,209)	–
Net increase (decrease)	2,110,192	–	$29,929,303	$–
Advisor Freedom 2025
Class A
Shares sold	21,155,632	25,601,574	$291,258,604	$322,205,614
Reinvestment of distributions	5,553,494	5,447,622	75,773,123	66,353,250
Shares redeemed	(36,469,562)	(42,382,865)	(500,742,895)	(533,830,938)
Net increase (decrease)	(9,760,436)	(11,333,669)	$(133,711,168)	$(145,272,074)
Class M
Shares sold	7,381,740	9,663,460	$101,335,661	$121,810,664
Reinvestment of distributions	1,551,203	1,365,367	21,218,934	16,658,442
Shares redeemed	(9,297,407)	(11,675,916)	(127,887,305)	(147,231,177)
Net increase (decrease)	(364,464)	(647,089)	$(5,332,710)	$(8,762,071)
Class B
Shares sold	–	575	$–	$6,910
Reinvestment of distributions	–	10,996	–	131,516
Shares redeemed	–	(506,132)	–	(6,082,906)
Net increase (decrease)	–	(494,561)	$–	$(5,944,480)
Class C
Shares sold	1,054,413	1,173,292	$14,230,748	$14,579,050
Reinvestment of distributions	326,578	285,842	4,400,480	3,429,289
Shares redeemed	(1,717,786)	(1,482,837)	(23,308,720)	(18,448,804)
Net increase (decrease)	(336,795)	(23,703)	$(4,677,492)	$(440,465)
Class I
Shares sold	25,378,468	21,283,507	$351,808,654	$270,333,001
Reinvestment of distributions	3,774,323	3,304,105	51,976,785	40,606,737
Shares redeemed	(21,969,142)	(28,567,674)	(304,482,920)	(363,666,811)
Net increase (decrease)	7,183,649	(3,980,062)	$99,302,519	$(52,727,073)
Class Z6
Shares sold	1,889,983	–	$26,814,303	$–
Reinvestment of distributions	12,099	–	168,542	–
Shares redeemed	(102,569)	–	(1,434,592)	–
Net increase (decrease)	1,799,513	–	$25,548,253	$–
Advisor Freedom 2030
Class A
Shares sold	18,673,471	24,154,997	$278,431,607	$322,352,172
Reinvestment of distributions	5,074,757	5,047,646	75,068,077	64,726,553
Shares redeemed	(31,998,170)	(37,622,901)	(475,713,945)	(502,399,777)
Net increase (decrease)	(8,249,942)	(8,420,258)	$(122,214,261)	$(115,321,052)
Class M
Shares sold	6,811,790	9,067,980	$100,640,388	$120,441,600
Reinvestment of distributions	1,596,336	1,490,663	23,510,770	19,010,341
Shares redeemed	(9,448,868)	(11,814,020)	(139,471,738)	(157,007,286)
Net increase (decrease)	(1,040,742)	(1,255,377)	$(15,320,580)	$(17,555,345)
Class B
Shares sold	–	806	$–	$10,114
Reinvestment of distributions	–	13,509	–	169,402
Shares redeemed	–	(539,084)	–	(6,796,686)
Net increase (decrease)	–	(524,769)	$–	$(6,617,170)
Class C
Shares sold	964,743	1,101,268	$14,139,943	$14,505,929
Reinvestment of distributions	315,301	279,157	4,593,826	3,516,570
Shares redeemed	(1,529,804)	(1,426,059)	(22,415,105)	(18,791,556)
Net increase (decrease)	(249,760)	(45,634)	$(3,681,336)	$(769,057)
Class I
Shares sold	24,584,566	18,963,300	$367,677,762	$254,803,137
Reinvestment of distributions	3,663,231	3,331,692	54,563,348	42,991,010
Shares redeemed	(20,246,824)	(26,887,285)	(302,278,371)	(361,278,339)
Net increase (decrease)	8,000,973	(4,592,293)	$119,962,739	$(63,484,192)
Class Z6
Shares sold	1,841,365	–	$28,526,620	$–
Reinvestment of distributions	14,449	–	218,332	–
Shares redeemed	(68,960)	–	(1,049,203)	–
Net increase (decrease)	1,786,854	–	$27,695,749	$–
Advisor Freedom 2035
Class A
Shares sold	16,076,305	20,964,331	$233,388,018	$266,773,952
Reinvestment of distributions	3,857,946	4,215,522	55,595,824	51,222,283
Shares redeemed	(28,095,944)	(31,584,221)	(406,790,784)	(403,185,266)
Net increase (decrease)	(8,161,693)	(6,404,368)	$(117,806,942)	$(85,189,031)
Class M
Shares sold	6,398,268	8,015,582	$91,831,716	$101,168,617
Reinvestment of distributions	1,206,444	1,171,573	17,272,407	14,118,577
Shares redeemed	(7,462,512)	(8,653,016)	(106,846,943)	(109,243,486)
Net increase (decrease)	142,200	534,139	$2,257,180	$6,043,708
Class B
Shares sold	–	387	$–	$4,628
Reinvestment of distributions	–	11,097	–	130,498
Shares redeemed	–	(378,032)	–	(4,470,318)
Net increase (decrease)	–	(366,548)	$–	$(4,335,192)
Class C
Shares sold	693,842	820,719	$9,794,664	$10,303,416
Reinvestment of distributions	212,457	199,168	2,989,811	2,358,471
Shares redeemed	(945,420)	(910,537)	(13,367,741)	(11,305,483)
Net increase (decrease)	(39,121)	109,350	$(583,266)	$1,356,404
Class I
Shares sold	21,843,836	16,521,392	$318,376,949	$212,505,868
Reinvestment of distributions	2,892,062	2,773,266	42,049,701	33,964,901
Shares redeemed	(16,207,972)	(24,049,130)	(235,522,368)	(309,011,122)
Net increase (decrease)	8,527,926	(4,754,472)	$124,904,282	$(62,540,353)
Class Z6
Shares sold	1,087,189	–	$16,548,830	$–
Reinvestment of distributions	7,787	–	115,481	–
Shares redeemed	(24,549)	–	(369,912)	–
Net increase (decrease)	1,070,427	–	$16,294,399	$–
Advisor Freedom 2040
Class A
Shares sold	13,534,093	17,466,598	$210,888,429	$237,762,232
Reinvestment of distributions	3,189,871	3,476,525	49,256,170	45,294,736
Shares redeemed	(22,500,034)	(26,454,006)	(348,416,945)	(361,822,566)
Net increase (decrease)	(5,776,070)	(5,510,883)	$(88,272,346)	$(78,765,598)
Class M
Shares sold	5,361,973	7,472,615	$82,647,592	$101,507,043
Reinvestment of distributions	1,095,300	1,120,388	16,854,754	14,523,730
Shares redeemed	(6,875,453)	(9,684,613)	(106,016,831)	(131,502,202)
Net increase (decrease)	(418,180)	(1,091,610)	$(6,514,485)	$(15,471,429)
Class B
Shares sold	–	811	$–	$10,383
Reinvestment of distributions	–	12,839	–	162,282
Shares redeemed	–	(438,998)	–	(5,572,683)
Net increase (decrease)	–	(425,348)	$–	$(5,400,018)
Class C
Shares sold	663,291	800,047	$10,055,292	$10,704,582
Reinvestment of distributions	263,236	248,578	3,975,590	3,160,945
Shares redeemed	(987,718)	(1,091,446)	(15,051,497)	(14,671,044)
Net increase (decrease)	(61,191)	(42,821)	$(1,020,615)	$(805,517)
Class I
Shares sold	18,668,939	15,829,040	$291,013,150	$218,014,568
Reinvestment of distributions	2,537,951	2,469,110	39,478,312	32,375,295
Shares redeemed	(15,449,375)	(21,207,635)	(239,687,652)	(291,344,802)
Net increase (decrease)	5,757,515	(2,909,485)	$90,803,810	$(40,954,939)
Class Z6
Shares sold	794,020	–	$12,962,617	$–
Reinvestment of distributions	6,296	–	99,790	–
Shares redeemed	(47,766)	–	(764,460)	–
Net increase (decrease)	752,550	–	$12,297,947	$–
Advisor Freedom 2045
Class A
Shares sold	13,727,303	17,252,582	$165,419,383	$181,853,072
Reinvestment of distributions	2,111,307	2,462,232	25,306,735	24,750,233
Shares redeemed	(18,819,577)	(22,305,034)	(226,166,494)	(235,715,209)
Net increase (decrease)	(2,980,967)	(2,590,220)	$(35,440,376)	$(29,111,904)
Class M
Shares sold	5,337,435	6,628,910	$63,538,185	$69,214,923
Reinvestment of distributions	725,117	764,715	8,629,046	7,631,868
Shares redeemed	(5,588,094)	(6,339,013)	(66,670,324)	(66,446,041)
Net increase (decrease)	474,458	1,054,612	$5,496,907	$10,400,750
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	4,003	–	39,186
Shares redeemed	–	(129,611)	–	(1,280,562)
Net increase (decrease)	–	(125,608)	$–	$(1,241,376)
Class C
Shares sold	538,892	583,548	$6,337,359	$6,073,526
Reinvestment of distributions	100,141	102,586	1,176,826	1,011,119
Shares redeemed	(569,666)	(525,797)	(6,680,355)	(5,471,361)
Net increase (decrease)	69,367	160,337	$833,830	$1,613,284
Class I
Shares sold	18,230,130	15,244,964	$220,391,466	$162,005,611
Reinvestment of distributions	1,909,984	1,939,715	23,065,247	19,643,941
Shares redeemed	(13,073,999)	(18,032,871)	(157,647,342)	(191,509,176)
Net increase (decrease)	7,066,115	(848,192)	$85,809,371	$(9,859,624)
Class Z6
Shares sold	773,539	–	$9,848,378	$–
Reinvestment of distributions	5,348	–	66,053	–
Shares redeemed	(36,784)	–	(463,616)	–
Net increase (decrease)	742,103	–	$9,450,815	$–
Advisor Freedom 2050
Class A
Shares sold	11,534,676	13,799,385	$138,373,199	$144,640,305
Reinvestment of distributions	1,468,363	1,662,896	17,545,962	16,634,412
Shares redeemed	(14,017,700)	(15,826,474)	(167,648,735)	(166,323,863)
Net increase (decrease)	(1,014,661)	(364,193)	$(11,729,574)	$(5,049,146)
Class M
Shares sold	4,567,158	5,371,614	$54,283,581	$55,898,271
Reinvestment of distributions	548,964	588,794	6,528,163	5,856,350
Shares redeemed	(4,589,984)	(5,359,307)	(54,563,744)	(55,940,464)
Net increase (decrease)	526,138	601,101	$6,248,000	$5,814,157
Class B
Shares sold	–	29	$–	$284
Reinvestment of distributions	–	4,919	–	47,861
Shares redeemed	–	(174,970)	–	(1,712,712)
Net increase (decrease)	–	(170,022)	$–	$(1,664,567)
Class C
Shares sold	549,763	567,474	$6,479,431	$5,874,580
Reinvestment of distributions	99,910	103,905	1,175,213	1,020,402
Shares redeemed	(472,463)	(548,371)	(5,565,541)	(5,674,279)
Net increase (decrease)	177,210	123,008	$2,089,103	$1,220,703
Class I
Shares sold	15,917,116	14,138,033	$191,830,629	$149,514,359
Reinvestment of distributions	1,535,401	1,591,607	18,474,731	16,017,973
Shares redeemed	(11,055,908)	(15,379,922)	(132,614,886)	(162,081,239)
Net increase (decrease)	6,396,609	349,718	$77,690,474	$3,451,093
Class Z6
Shares sold	472,741	–	$5,954,232	$–
Reinvestment of distributions	4,315	–	53,115	–
Shares redeemed	(34,945)	–	(435,038)	–
Net increase (decrease)	442,111	–	$5,572,309	$–
Advisor Freedom 2055
Class A
Shares sold	7,389,570	7,916,560	$97,025,975	$90,375,985
Reinvestment of distributions	464,392	523,156	6,094,883	5,707,929
Shares redeemed	(6,137,615)	(6,295,906)	(80,819,354)	(72,106,749)
Net increase (decrease)	1,716,347	2,143,810	$22,301,504	$23,977,165
Class M
Shares sold	2,572,643	2,732,217	$33,545,253	$31,007,914
Reinvestment of distributions	162,770	177,026	2,128,319	1,922,189
Shares redeemed	(2,024,835)	(1,948,491)	(26,432,101)	(22,224,779)
Net increase (decrease)	710,578	960,752	$9,241,471	$10,705,324
Class C
Shares sold	234,550	316,652	$3,032,224	$3,576,645
Reinvestment of distributions	21,409	21,848	278,373	236,075
Shares redeemed	(154,192)	(151,022)	(2,007,723)	(1,727,417)
Net increase (decrease)	101,767	187,478	$1,302,874	$2,085,303
Class I
Shares sold	9,490,266	8,513,386	$125,145,410	$97,753,864
Reinvestment of distributions	575,059	550,025	7,595,782	6,030,191
Shares redeemed	(5,026,424)	(6,340,869)	(66,081,707)	(72,851,876)
Net increase (decrease)	5,038,901	2,722,542	$66,659,485	$30,932,179
Class Z6
Shares sold	249,882	–	$3,376,620	$–
Reinvestment of distributions	3,421	–	46,150	–
Shares redeemed	(21,021)	–	(287,425)	–
Net increase (decrease)	232,282	–	$3,135,345	$–
Advisor Freedom 2060
Class A
Shares sold	2,518,107	1,725,527	$29,318,657	$17,397,251
Reinvestment of distributions	69,940	40,951	818,159	397,839
Shares redeemed	(1,111,272)	(990,604)	(13,053,777)	(9,965,288)
Net increase (decrease)	1,476,775	775,874	$17,083,039	$7,829,802
Class M
Shares sold	853,066	493,796	$9,913,922	$5,040,285
Reinvestment of distributions	22,158	9,778	259,519	94,875
Shares redeemed	(341,132)	(303,525)	(4,020,381)	(3,017,633)
Net increase (decrease)	534,092	200,049	$6,153,060	$2,117,527
Class C
Shares sold	143,405	85,955	$1,675,744	$874,633
Reinvestment of distributions	3,926	2,528	46,030	24,346
Shares redeemed	(39,845)	(110,184)	(460,687)	(1,080,968)
Net increase (decrease)	107,486	(21,701)	$1,261,087	$(181,989)
Class I
Shares sold	2,852,854	1,641,454	$33,462,097	$16,721,474
Reinvestment of distributions	78,919	31,488	927,618	308,545
Shares redeemed	(957,855)	(596,496)	(11,278,135)	(6,056,581)
Net increase (decrease)	1,973,918	1,076,446	$23,111,580	$10,973,438
Class Z6
Shares sold	137,048	–	$1,670,098	$–
Reinvestment of distributions	901	–	10,783	–
Shares redeemed	(70,553)	–	(867,591)	–
Net increase (decrease)	67,396	–	$813,290	$–

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity Growth Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Equity Value Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Growth & Income Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Growth Opportunities Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Opportunistic Insights Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Small Cap Fund	10%	14%	17%	16%	15%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10%	14%	17%	16%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity Value Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Advisor Freedom Income
Class A	.72%
Actual		$1,000.00	$1,008.70	$3.61
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,007.50	$4.85
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,005.00	$7.35
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Class I	.47%
Actual		$1,000.00	$1,009.90	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z6	.37%
Actual		$1,000.00	$1,009.80	$1.85
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Advisor Freedom 2005
Class A	.74%
Actual		$1,000.00	$1,013.80	$3.72
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	.99%
Actual		$1,000.00	$1,013.10	$4.97
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class C	1.49%
Actual		$1,000.00	$1,010.30	$7.47
Hypothetical-C		$1,000.00	$1,017.50	$7.49
Class I	.49%
Actual		$1,000.00	$1,015.10	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class Z6	.38%
Actual		$1,000.00	$1,016.70	$1.91
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Advisor Freedom 2010
Class A	.78%
Actual		$1,000.00	$1,018.70	$3.93
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	1.03%
Actual		$1,000.00	$1,017.20	$5.18
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class C	1.53%
Actual		$1,000.00	$1,014.90	$7.69
Hypothetical-C		$1,000.00	$1,017.30	$7.70
Class I	.53%
Actual		$1,000.00	$1,019.40	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class Z6	.40%
Actual		$1,000.00	$1,020.90	$2.02
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Advisor Freedom 2015
Class A	.83%
Actual		$1,000.00	$1,023.80	$4.19
Hypothetical-C		$1,000.00	$1,020.79	$4.18
Class M	1.08%
Actual		$1,000.00	$1,022.10	$5.44
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.58%
Actual		$1,000.00	$1,018.70	$7.95
Hypothetical-C		$1,000.00	$1,017.05	$7.95
Class I	.58%
Actual		$1,000.00	$1,024.20	$2.93
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class Z6	.42%
Actual		$1,000.00	$1,025.10	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Advisor Freedom 2020
Class A	.87%
Actual		$1,000.00	$1,026.00	$4.39
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.12%
Actual		$1,000.00	$1,024.90	$5.65
Hypothetical-C		$1,000.00	$1,019.35	$5.64
Class C	1.62%
Actual		$1,000.00	$1,022.20	$8.17
Hypothetical-C		$1,000.00	$1,016.85	$8.15
Class I	.62%
Actual		$1,000.00	$1,027.20	$3.13
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class Z6	.44%
Actual		$1,000.00	$1,028.40	$2.23
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Advisor Freedom 2025
Class A	.91%
Actual		$1,000.00	$1,029.40	$4.60
Hypothetical-C		$1,000.00	$1,020.39	$4.58
Class M	1.16%
Actual		$1,000.00	$1,027.60	$5.86
Hypothetical-C		$1,000.00	$1,019.15	$5.84
Class C	1.66%
Actual		$1,000.00	$1,025.00	$8.38
Hypothetical-C		$1,000.00	$1,016.65	$8.35
Class I	.66%
Actual		$1,000.00	$1,030.60	$3.34
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class Z6	.45%
Actual		$1,000.00	$1,031.00	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Advisor Freedom 2030
Class A	.95%
Actual		$1,000.00	$1,035.40	$4.82
Hypothetical-C		$1,000.00	$1,020.19	$4.78
Class M	1.20%
Actual		$1,000.00	$1,033.90	$6.08
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.70%
Actual		$1,000.00	$1,032.00	$8.61
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Class I	.70%
Actual		$1,000.00	$1,036.80	$3.55
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class Z6	.47%
Actual		$1,000.00	$1,038.20	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Advisor Freedom 2035
Class A	1.00%
Actual		$1,000.00	$1,041.40	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.00	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.10	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,042.80	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.00	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$1,042.80	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.30	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.60	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.20	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.30	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$1,042.30	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.90	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.80	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.30	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.70	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$1,042.60	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.20	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,039.10	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.50	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$1,042.20	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,041.00	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,039.10	$8.90
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,044.20	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.30	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$1,042.90	$5.09
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,040.60	$6.36
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,038.00	$8.89
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,043.50	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z6	.49%
Actual		$1,000.00	$1,045.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/07/18	05/04/18	$0.011	$0.158
Class C	05/07/18	05/04/18	$0.004	$0.158
Class I	05/07/18	05/04/18	$0.014	$0.158
Class M	05/07/18	05/04/18	$0.009	$0.158
Class Z6	05/07/18	05/04/18	$0.017	$0.158
Fidelity Advisor Freedom 2005 Fund
Class A	05/14/18	05/11/18	$0.023	$0.298
Class C	05/14/18	05/11/18	$0.003	$0.298
Class I	05/14/18	05/11/18	$0.031	$0.298
Class M	05/14/18	05/11/18	$0.015	$0.298
Class Z6	05/14/18	05/11/18	$0.038	$0.298
Fidelity Advisor Freedom 2010 Fund
Class A	05/14/18	05/11/18	$0.016	$0.370
Class C	05/14/18	05/11/18	$0.000	$0.362
Class I	05/14/18	05/11/18	$0.025	$0.370
Class M	05/14/18	05/11/18	$0.008	$0.370
Class Z6	05/14/18	05/11/18	$0.033	$0.370
Fidelity Advisor Freedom 2015 Fund
Class A	05/14/18	05/11/18	$0.010	$0.459
Class C	05/14/18	05/11/18	$0.000	$0.445
Class I	05/14/18	05/11/18	$0.019	$0.459
Class M	05/14/18	05/11/18	$0.002	$0.459
Class Z6	05/14/18	05/11/18	$0.028	$0.459
Fidelity Advisor Freedom 2020 Fund
Class A	05/14/18	05/11/18	$0.004	$0.486
Class C	05/14/18	05/11/18	$0.000	$0.461
Class I	05/14/18	05/11/18	$0.013	$0.486
Class M	05/14/18	05/11/18	$0.000	$0.481
Class Z6	05/14/18	05/11/18	$0.026	$0.486
Fidelity Advisor Freedom 2025 Fund
Class A	05/14/18	05/11/18	$0.000	$0.484
Class C	05/14/18	05/11/18	$0.000	$0.464
Class I	05/14/18	05/11/18	$0.002	$0.492
Class M	05/14/18	05/11/18	$0.000	$0.475
Class Z6	05/14/18	05/11/18	$0.015	$0.492
Fidelity Advisor Freedom 2030 Fund
Class A	05/14/18	05/11/18	$0.000	$0.600
Class C	05/14/18	05/11/18	$0.000	$0.583
Class I	05/14/18	05/11/18	$0.000	$0.610
Class M	05/14/18	05/11/18	$0.000	$0.591
Class Z6	05/14/18	05/11/18	$0.000	$0.627
Fidelity Advisor Freedom 2035 Fund
Class A	05/14/18	05/11/18	$0.000	$0.629
Class C	05/14/18	05/11/18	$0.000	$0.629
Class I	05/14/18	05/11/18	$0.000	$0.629
Class M	05/14/18	05/11/18	$0.000	$0.629
Class Z6	05/14/18	05/11/18	$0.000	$0.629
Fidelity Advisor Freedom 2040 Fund
Class A	05/14/18	05/11/18	$0.000	$0.674
Class C	05/14/18	05/11/18	$0.000	$0.674
Class I	05/14/18	05/11/18	$0.000	$0.674
Class M	05/14/18	05/11/18	$0.000	$0.674
Class Z6	05/14/18	05/11/18	$0.000	$0.674
Fidelity Advisor Freedom 2045 Fund
Class A	05/14/18	05/11/18	$0.000	$0.501
Class C	05/14/18	05/11/18	$0.000	$0.501
Class I	05/14/18	05/11/18	$0.000	$0.501
Class M	05/14/18	05/11/18	$0.000	$0.501
Class Z6	05/14/18	05/11/18	$0.000	$0.501
Fidelity Advisor Freedom 2050 Fund
Class A	05/14/18	05/11/18	$0.000	$0.487
Class C	05/14/18	05/11/18	$0.000	$0.487
Class I	05/14/18	05/11/18	$0.000	$0.487
Class M	05/14/18	05/11/18	$0.000	$0.487
Class Z6	05/14/18	05/11/18	$0.000	$0.487
Fidelity Advisor Freedom 2055 Fund
Class A	05/14/18	05/11/18	$0.000	$0.493
Class C	05/14/18	05/11/18	$0.000	$0.493
Class I	05/14/18	05/11/18	$0.000	$0.493
Class M	05/14/18	05/11/18	$0.000	$0.493
Class Z6	05/14/18	05/11/18	$0.000	$0.493
Fidelity Advisor Freedom 2060 Fund
Class A	05/14/18	05/11/18	$0.000	$0.369
Class C	05/14/18	05/11/18	$0.000	$0.369
Class I	05/14/18	05/11/18	$0.000	$0.369
Class M	05/14/18	05/11/18	$0.000	$0.369
Class Z6	05/14/18	05/11/18	$0.000	$0.369

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$6,037,856
Fidelity Advisor Freedom 2005 Fund	$8,890,968
Fidelity Advisor Freedom 2010 Fund	$27,356,012
Fidelity Advisor Freedom 2015 Fund	$74,799,743
Fidelity Advisor Freedom 2020 Fund	$147,533,377
Fidelity Advisor Freedom 2025 Fund	$163,784,112
Fidelity Advisor Freedom 2030 Fund	$183,125,925
Fidelity Advisor Freedom 2035 Fund	$148,859,541
Fidelity Advisor Freedom 2040 Fund	$137,686,528
Fidelity Advisor Freedom 2045 Fund	$75,740,831
Fidelity Advisor Freedom 2050 Fund	$58,059,893
Fidelity Advisor Freedom 2055 Fund	$24,429,750
Fidelity Advisor Freedom 2060 Fund	$3,613,956

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	18.79%
Class C	18.79%
Class I	18.79%
Class M	18.79%
Class Z6	18.79%
Fidelity Advisor Freedom 2005 Fund
Class A	13.89%
Class C	13.89%
Class I	13.89%
Class M	13.89%
Class Z6	13.89%
Fidelity Advisor Freedom 2010 Fund
Class A	10.48%
Class C	10.48%
Class I	10.48%
Class M	10.48%
Class Z6	10.48%
Fidelity Advisor Freedom 2015 Fund
Class A	7.78%
Class C	7.78%
Class I	7.78%
Class M	7.78%
Class Z6	7.78%
Fidelity Advisor Freedom 2020 Fund
Class A	6.05%
Class C	6.05%
Class I	6.05%
Class M	6.05%
Class Z6	6.05%
Fidelity Advisor Freedom 2025 Fund
Class A	4.77%
Class C	4.77%
Class I	4.77%
Class M	4.77%
Class Z6	4.77%
Fidelity Advisor Freedom 2030 Fund
Class A	2.60%
Class C	2.60%
Class I	2.60%
Class M	2.60%
Class Z6	2.60%
Fidelity Advisor Freedom 2035 Fund
Class A	1.20%
Class C	1.20%
Class I	1.20%
Class M	1.20%
Class Z6	1.20%
Fidelity Advisor Freedom 2040 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2045 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2050 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2055 Fund
Class A	1.02%
Class C	1.02%
Class I	1.02%
Class M	1.02%
Class Z6	1.02%
Fidelity Advisor Freedom 2060 Fund
Class A	1.03%
Class C	1.03%
Class I	1.03%
Class M	1.03%
Class Z6	1.03%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class C	Class I	Class M	Class Z6
Fidelity Advisor Freedom Income Fund
April 2017	0%	0%	0%	0%	N/A
May 2017	10%	93%	8%	15%	N/A
June 2017	11%	89%	9%	15%	N/A
July 2017	12%	N/A	9%	17%	8%
August 2017	11%	36%	9%	16%	8%
September 2017	13%	N/A	9%	18%	6%
October 2017	11%	45%	9%	15%	7%
November 2017	11%	37%	9%	16%	8%
December 2017	11%	13%	11%	12%	10%
February 2018	2%	12%	1%	3%	1%
March 2018	2%	15%	2%	3%	1%
Fidelity Advisor Freedom 2005 Fund
May 2017	1%	0%	1%	2%	N/A
December 2017	18%	30%	16%	20%	14%
Fidelity Advisor Freedom 2010 Fund
May 2017	2%	13%	1%	3%	N/A
December 2017	24%	38%	21%	27%	19%
Fidelity Advisor Freedom 2015 Fund
May 2017	2%	6%	2%	3%	N/A
December 2017	30%	48%	26%	33%	23%
Fidelity Advisor Freedom 2020 Fund
May 2017	4%	15%	3%	5%	N/A
December 2017	33%	51%	29%	38%	25%
Fidelity Advisor Freedom 2025 Fund
May 2017	8%	74%	6%	11%	N/A
December 2017	37%	57%	32%	41%	28%
Fidelity Advisor Freedom 2030 Fund
May 2017	20%	0%	13%	39%	N/A
December 2017	45%	69%	40%	51%	34%
Fidelity Advisor Freedom 2035 Fund
May 2017	53%	0%	26%	N/A	N/A
December 2017	53%	78%	45%	58%	39%
Fidelity Advisor Freedom 2040 Fund
May 2017	95%	0%	32%	N/A	N/A
December 2017	53%	79%	46%	60%	39%
Fidelity Advisor Freedom 2045 Fund
May 2017	76%	0%	32%	N/A	N/A
December 2017	53%	80%	46%	59%	39%
Fidelity Advisor Freedom 2050 Fund
May 2017	33%	0%	19%	82%	N/A
December 2017	53%	78%	46%	59%	40%
Fidelity Advisor Freedom 2055 Fund
May 2017	39%	0%	21%	N/A	N/A
December 2017	51%	75%	45%	56%	39%
Fidelity Advisor Freedom 2060 Fund
May 2017	55%	0%	25%	N/A	N/A
December 2017	49%	66%	45%	54%	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class C	Class I	Class M	Class Z6
Fidelity Advisor Freedom Income Fund
April 2017	0%	0%	0%	0%	N/A
May 2017	24%	100%	19%	35%	N/A
June 2017	26%	100%	21%	34%	N/A
July 2017	26%	N/A	21%	37%	19%
August 2017	24%	80%	20%	34%	19%
September 2017	28%	N/A	20%	39%	14%
October 2017	25%	98%	20%	33%	17%
November 2017	24%	80%	20%	35%	18%
December 2017	25%	30%	24%	26%	23%
February 2018	4%	19%	3%	5%	3%
March 2018	3%	24%	3%	4%	3%
Fidelity Advisor Freedom 2005 Fund
May 2017	3%	0%	2%	4%	N/A
December 2017	35%	58%	31%	39%	28%
Fidelity Advisor Freedom 2010 Fund
May 2017	4%	25%	3%	6%	N/A
December 2017	45%	72%	39%	51%	36%
Fidelity Advisor Freedom 2015 Fund
May 2017	7%	18%	5%	8%	N/A
December 2017	53%	87%	47%	60%	41%
Fidelity Advisor Freedom 2020 Fund
May 2017	9%	34%	7%	12%	N/A
December 2017	60%	91%	52%	67%	46%
Fidelity Advisor Freedom 2025 Fund
May 2017	15%	100%	12%	21%	N/A
December 2017	65%	100%	57%	73%	50%
Fidelity Advisor Freedom 2030 Fund
May 2017	31%	0%	20%	57%	N/A
December 2017	80%	100%	70%	90%	60%
Fidelity Advisor Freedom 2035 Fund
May 2017	73%	0%	37%	N/A	N/A
December 2017	93%	100%	80%	100%	69%
Fidelity Advisor Freedom 2040 Fund
May 2017	100%	0%	63%	N/A	N/A
December 2017	95%	100%	83%	100%	70%
Fidelity Advisor Freedom 2045 Fund
May 2017	100%	0%	46%	N/A	N/A
December 2017	94%	100%	82%	100%	70%
Fidelity Advisor Freedom 2050 Fund
May 2017	45%	0%	27%	100%	N/A
December 2017	93%	100%	82%	100%	71%
Fidelity Advisor Freedom 2055 Fund
May 2017	50%	0%	27%	N/A	N/A
December 2017	90%	100%	79%	98%	69%
Fidelity Advisor Freedom 2060 Fund
May 2017	69%	0%	32%	N/A	N/A
December 2017	88%	100%	80%	96%	71%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	85,251,884.39	69.404
Against	3,248,153.80	2.645
Abstain	7,651,900.89	6.229
Broker Non - Votes	26,683,531.06	21.722
TOTAL	122,835,470.14	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	104,918,089.41	84.809
Against	1,185,803.11	0.959
Abstain	6,564,213.11	5.306
Broker Non - Votes	11,043,458.16	8.926
TOTAL	123,711,563.79	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	232,611,697.84	74.922
Against	11,461,526.43	3.692
Abstain	29,639,214.91	9.546
Broker Non - Votes	36,763,082.82	11.840
TOTAL	310,475,522.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	548,078,311.69	78.368
Against	16,992,566.61	2.430
Abstain	57,952,658.11	8.286
Broker Non - Votes	76,344,954.21	10.916
TOTAL	699,368,490.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,137,261,248.88	77.150
Against	35,533,566.57	2.411
Abstain	136,839,251.72	9.283
Broker Non - Votes	164,457,263.22	11.156
TOTAL	1,474,091,330.39	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,255,478,449.41	78.487
Against	44,735,339.17	2.797
Abstain	145,469,169.68	9.094
Broker Non - Votes	153,924,578.28	9.622
TOTAL	1,599,607,536.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,226,267,757.60	80.351
Against	31,873,988.50	2.088
Abstain	110,830,250.94	7.262
Broker Non - Votes	157,183,625.59	10.299
TOTAL	1,526,155,622.63	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	908,985,343.52	79.343
Against	22,941,350.78	2.003
Abstain	97,899,339.75	8.545
Broker Non - Votes	115,819,884.16	10.109
TOTAL	1,145,645,918.21	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	840,431,151.67	78.401
Against	26,715,584.05	2.493
Abstain	73,602,846.50	6.866
Broker Non - Votes	131,218,047.69	12.240
TOTAL	1,071,967,629.91	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	476,508,002.95	78.867
Against	13,746,796.22	2.276
Abstain	69,790,004.16	11.550
Broker Non - Votes	44,152,928.00	7.307
TOTAL	604,197,731.33	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	384,190,657.46	78.166
Against	8,160,289.70	1.660
Abstain	46,850,601.81	9.532
Broker Non - Votes	52,306,732.32	10.642
TOTAL	491,508,281.29	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	151,140,362.83	82.558
Against	2,733,414.43	1.494
Abstain	17,989,283.33	9.826
Broker Non - Votes	11,209,493.08	6.122
TOTAL	183,072,553.67	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	11,372,900.89	87.585
Against	328,975.28	2.534
Abstain	1,024,180.04	7.887
Broker Non - Votes	259,028.49	1.994
TOTAL	12,985,084.70	100.000

Proposal 1 reflects trust-wide proposal and voting results.

The special meeting of shareholders of Fidelity Advisor Freedom® 2015 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2020 Fund reconvened on February 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2025 Fund reconvened on March 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor® Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom®2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

AFFZ6-ANN-0518
1.9885870.100

Fidelity Flex℠ Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Flex℠ Freedom Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex℠ Freedom Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom Income Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom Income Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,314	Fidelity Flex℠ Freedom Income Fund
$9,960	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2005 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2005 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,429	Fidelity Flex℠ Freedom 2005 Fund
$9,960	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2010 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2010 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,520	Fidelity Flex℠ Freedom 2010 Fund
$9,960	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex℠ Freedom 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2015 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2015 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,609	Fidelity Flex℠ Freedom 2015 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2020 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2020 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,672	Fidelity Flex℠ Freedom 2020 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2025 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2025 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,724	Fidelity Flex℠ Freedom 2025 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2030 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2030 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,863	Fidelity Flex℠ Freedom 2030 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2035 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2035 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,977	Fidelity Flex℠ Freedom 2035 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2040 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2040 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,989	Fidelity Flex℠ Freedom 2040 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2045 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2045 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,991	Fidelity Flex℠ Freedom 2045 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2050 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2050 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,989	Fidelity Flex℠ Freedom 2050 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2055 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2055 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,990	Fidelity Flex℠ Freedom 2055 Fund
$11,022	S&P 500® Index

Fidelity Flex℠ Freedom 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Flex℠ Freedom 2060 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Freedom 2060 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,989	Fidelity Flex℠ Freedom 2060 Fund
$11,022	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  Since their inception on June 8, 2017, through March 31, 2018, Fidelity Flex℠ Freedom Funds posted a gain ranging from about 3% for Freedom Flex℠ Income Fund to about 10% for Freedom Flex℠ 2035 on up to Freedom Flex℠ 2060 Fund. Each Fund bested its respective Composite benchmark by between about 0.5 and 1.0 percentage points. Results among actively-managed underlying investments added notable value versus Composites; top-down asset allocation decisions also contributed. Underweighting the investment-grade debt asset class helped most; security selection there also contributed. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying equity investments also added value overall, although allocation and selection among several value-oriented investments detracted. Most out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full period, although the balance shifted toward the positive in February and March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Flex℠ Freedom Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.2
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Intrinsic Opportunities Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
85.3

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	15.0%
International Equity Funds	9.2%
Bond Funds	46.9%
Short-Term Funds	28.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26	$443
Fidelity Series 1000 Value Index Fund (a)	45	550
Fidelity Series All-Sector Equity Fund (a)	70	849
Fidelity Series Blue Chip Growth Fund (a)	61	878
Fidelity Series Commodity Strategy Fund (a)	404	2,193
Fidelity Series Growth & Income Fund (a)	126	1,920
Fidelity Series Growth Company Fund (a)	100	1,755
Fidelity Series Intrinsic Opportunities Fund (a)	119	2,156
Fidelity Series Opportunistic Insights Fund (a)	55	962
Fidelity Series Real Estate Equity Fund (a)	14	173
Fidelity Series Small Cap Discovery Fund (a)	21	262
Fidelity Series Small Cap Opportunities Fund (a)	56	799
Fidelity Series Stock Selector Large Cap Value Fund (a)	121	1,499
Fidelity Series Value Discovery Fund (a)	82	1,065
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,116)		15,504

International Equity Funds - 9.2%
Fidelity Series Canada Fund (a)	25	259
Fidelity Series Emerging Markets Fund (a)	145	3,179
Fidelity Series International Growth Fund (a)	167	2,691
Fidelity Series International Small Cap Fund (a)	36	668
Fidelity Series International Value Fund (a)	250	2,640
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,788)		9,437

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (a)	78	782
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	163	1,552
Fidelity Series Inflation-Protected Bond Index Fund (a)	403	3,913
Fidelity Series International Credit Fund (a)	4	38
Fidelity Series Investment Grade Bond Fund (a)	3,564	39,273
Fidelity Series Long-Term Treasury Bond Index Fund (a)	251	2,147
Fidelity Series Real Estate Income Fund (a)	44	472
TOTAL BOND FUNDS
(Cost $49,552)		48,427

Short-Term Funds - 28.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	23,960	23,960
Fidelity Series Short-Term Credit Fund (a)	595	5,864
TOTAL SHORT-TERM FUNDS
(Cost $29,901)		29,824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,357)		103,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$103,191

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$530	$124	$10	$6	$31	$443
Fidelity Series 1000 Value Index Fund	--	644	108	24	3	11	550
Fidelity Series All-Sector Equity Fund	--	1,096	205	126	6	(48)	849
Fidelity Series Blue Chip Growth Fund	--	1,103	253	102	3	25	878
Fidelity Series Canada Fund	--	282	21	3	1	(3)	259
Fidelity Series Commodity Strategy Fund	--	2,097	35	11	1	130	2,193
Fidelity Series Emerging Markets Debt Fund	--	806	--	46	--	(24)	782
Fidelity Series Emerging Markets Fund	--	4,751	2,191	101	213	406	3,179
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	24,050	90	219	--	--	23,960
Fidelity Series Growth & Income Fund	--	2,343	485	110	18	44	1,920
Fidelity Series Growth Company Fund	--	2,174	576	174	30	127	1,755
Fidelity Series High Income Fund	--	1,590	9	80	--	(29)	1,552
Fidelity Series Inflation-Protected Bond Index Fund	--	3,992	--	82	--	(79)	3,913
Fidelity Series International Credit Fund	--	38	--	1	--	--	38
Fidelity Series International Growth Fund	--	3,019	478	87	23	127	2,691
Fidelity Series International Small Cap Fund	--	704	98	41	8	54	668
Fidelity Series International Value Fund	--	2,977	425	87	23	65	2,640
Fidelity Series Intrinsic Opportunities Fund	--	2,310	304	105	11	139	2,156
Fidelity Series Investment Grade Bond Fund	--	40,277	98	968	--	(906)	39,273
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,217	4	36	--	(66)	2,147
Fidelity Series Opportunistic Insights Fund	--	1,234	289	134	13	4	962
Fidelity Series Real Estate Equity Fund	--	212	22	9	--	(17)	173
Fidelity Series Real Estate Income Fund	--	505	13	25	--	(20)	472
Fidelity Series Short-Term Credit Fund	--	6,971	1,029	101	(1)	(77)	5,864
Fidelity Series Small Cap Discovery Fund	--	294	46	3	1	13	262
Fidelity Series Small Cap Opportunities Fund	--	969	168	89	(1)	(1)	799
Fidelity Series Stock Selector Large Cap Value Fund	--	1,795	254	125	6	(48)	1,499
Fidelity Series Value Discovery Fund	--	2,233	1,156	72	11	(23)	1,065
Total	$--	$111,463	$8,481	$2,981	$375	$(165)	$103,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $103,357) — See accompanying schedule		$103,192
Receivable for investments sold		89
Total assets		103,281
Liabilities
Payable for investments purchased	$90
Total liabilities		90
Net Assets		$103,191
Net Assets consist of:
Paid in capital		$102,255
Undistributed net investment income		192
Accumulated undistributed net realized gain (loss) on investments		909
Net unrealized appreciation (depreciation) on investments		(165)
Net Assets, for 10,222 shares outstanding		$103,191
Net Asset Value, offering price and redemption price per share ($103,191 ÷ 10,222 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,843
Net investment income (loss)		1,843
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$375
Capital gain distributions from underlying funds	1,138
Total net realized gain (loss)		1,513
Change in net unrealized appreciation (depreciation) on underlying funds		(165)
Net gain (loss)		1,348
Net increase (decrease) in net assets resulting from operations		$3,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,843
Net realized gain (loss)	1,513
Change in net unrealized appreciation (depreciation)	(165)
Net increase (decrease) in net assets resulting from operations	3,191
Distributions to shareholders from net investment income	(1,651)
Distributions to shareholders from net realized gain	(604)
Total distributions	(2,255)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,255
Net increase (decrease) in net assets resulting from share transactions	102,255
Total increase (decrease) in net assets	103,191
Net Assets
Beginning of period	–
End of period	$103,191
Other Information
Undistributed net investment income end of period	$192
Shares
Sold	10,000
Issued in reinvestment of distributions	222
Net increase (decrease)	10,222

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Income Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.13
Total from investment operations	.31
Distributions from net investment income	(.16)
Distributions from net realized gain	(.06)
Total distributions	(.22)
Net asset value, end of period	$10.09
Total ReturnC	3.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateD	10%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.6
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4
Fidelity Series Intrinsic Opportunities Fund	3.1
Fidelity Series Growth & Income Fund	2.8
Fidelity Series Growth Company Fund	2.5
80.7

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	21.4%
International Equity Funds	12.1%
Bond Funds	43.4%
Short-Term Funds	23.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 21.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	39	$668
Fidelity Series 1000 Value Index Fund (a)	67	830
Fidelity Series All-Sector Equity Fund (a)	105	1,281
Fidelity Series Blue Chip Growth Fund (a)	94	1,338
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	190	2,895
Fidelity Series Growth Company Fund (a)	151	2,647
Fidelity Series Intrinsic Opportunities Fund (a)	179	3,236
Fidelity Series Opportunistic Insights Fund (a)	83	1,451
Fidelity Series Real Estate Equity Fund (a)	22	261
Fidelity Series Small Cap Discovery Fund (a)	32	395
Fidelity Series Small Cap Opportunities Fund (a)	85	1,205
Fidelity Series Stock Selector Large Cap Value Fund (a)	183	2,260
Fidelity Series Value Discovery Fund (a)	124	1,606
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,755)		22,274

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	34	351
Fidelity Series Emerging Markets Fund (a)	190	4,172
Fidelity Series International Growth Fund (a)	224	3,624
Fidelity Series International Small Cap Fund (a)	48	900
Fidelity Series International Value Fund (a)	339	3,575
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,760)		12,622

Bond Funds - 43.4%
Fidelity Series Emerging Markets Debt Fund (a)	77	772
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	163	1,555
Fidelity Series Inflation-Protected Bond Index Fund (a)	362	3,511
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	3,298	36,345
Fidelity Series Long-Term Treasury Bond Index Fund (a)	268	2,293
Fidelity Series Real Estate Income Fund (a)	45	485
TOTAL BOND FUNDS
(Cost $46,309)		45,262

Short-Term Funds - 23.1%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	19,357	19,357
Fidelity Series Short-Term Credit Fund (a)	479	4,728
TOTAL SHORT-TERM FUNDS
(Cost $24,146)		24,085
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,970)		104,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,243

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$796	$185	$15	$11	$46	$668
Fidelity Series 1000 Value Index Fund	--	977	170	37	6	17	830
Fidelity Series All-Sector Equity Fund	--	1,641	298	191	10	(72)	1,281
Fidelity Series Blue Chip Growth Fund	--	1,666	370	156	4	38	1,338
Fidelity Series Canada Fund	--	391	38	4	1	(3)	351
Fidelity Series Commodity Strategy Fund	--	2,099	29	11	1	130	2,201
Fidelity Series Emerging Markets Debt Fund	--	796	--	46	--	(24)	772
Fidelity Series Emerging Markets Fund	--	5,758	2,351	127	232	533	4,172
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	19,425	68	172	--	--	19,357
Fidelity Series Growth & Income Fund	--	3,492	690	168	28	65	2,895
Fidelity Series Growth Company Fund	--	3,264	856	263	48	191	2,647
Fidelity Series High Income Fund	--	1,590	6	80	--	(29)	1,555
Fidelity Series Inflation-Protected Bond Index Fund	--	3,580	--	73	--	(69)	3,511
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	4,147	733	117	39	171	3,624
Fidelity Series International Small Cap Fund	--	975	159	56	11	73	900
Fidelity Series International Value Fund	--	4,107	649	117	29	88	3,575
Fidelity Series Intrinsic Opportunities Fund	--	3,475	468	155	20	209	3,236
Fidelity Series Investment Grade Bond Fund	--	37,184	--	883	--	(839)	36,345
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,361	3	37	--	(65)	2,293
Fidelity Series Opportunistic Insights Fund	--	1,852	429	202	22	6	1,451
Fidelity Series Real Estate Equity Fund	--	319	33	14	--	(25)	261
Fidelity Series Real Estate Income Fund	--	505	--	26	--	(20)	485
Fidelity Series Short-Term Credit Fund	--	5,326	536	79	(1)	(61)	4,728
Fidelity Series Small Cap Discovery Fund	--	445	73	5	3	20	395
Fidelity Series Small Cap Opportunities Fund	--	1,455	248	135	(1)	(1)	1,205
Fidelity Series Stock Selector Large Cap Value Fund	--	2,709	388	189	11	(72)	2,260
Fidelity Series Value Discovery Fund	--	3,351	1,728	110	17	(34)	1,606
Total	$--	$113,987	$10,508	$3,479	$491	$273	$104,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $103,970) — See accompanying schedule		$104,243
Receivable for investments sold		89
Total assets		104,332
Liabilities
Payable for investments purchased	$89
Total liabilities		89
Net Assets		$104,243
Net Assets consist of:
Paid in capital		$102,200
Undistributed net investment income		456
Accumulated undistributed net realized gain (loss) on investments		1,314
Net unrealized appreciation (depreciation) on investments		273
Net Assets, for 10,214.8 shares outstanding		$104,243
Net Asset Value, offering price and redemption price per share ($104,243 ÷ 10,214.8 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,856
Net investment income (loss)		1,856
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$491
Capital gain distributions from underlying funds	1,623
Total net realized gain (loss)		2,114
Change in net unrealized appreciation (depreciation) on underlying funds		273
Net gain (loss)		2,387
Net increase (decrease) in net assets resulting from operations		$4,243

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,856
Net realized gain (loss)	2,114
Change in net unrealized appreciation (depreciation)	273
Net increase (decrease) in net assets resulting from operations	4,243
Distributions to shareholders from net investment income	(1,400)
Distributions to shareholders from net realized gain	(800)
Total distributions	(2,200)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,200
Net increase (decrease) in net assets resulting from share transactions	102,200
Total increase (decrease) in net assets	104,243
Net Assets
Beginning of period	–
End of period	$104,243
Other Information
Undistributed net investment income end of period	$456
Shares
Sold	10,000
Issued in reinvestment of distributions	215
Net increase (decrease)	10,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2005 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.25
Total from investment operations	.43
Distributions from net investment income	(.14)
Distributions from net realized gain	(.08)
Total distributions	(.22)
Net asset value, end of period	$10.21
Total ReturnC	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.1
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Short-Term Credit Fund	3.6
Fidelity Series Growth Company Fund	3.3
Fidelity Series Stock Selector Large Cap Value Fund	2.9
77.2

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.4%
Short-Term Funds	18.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	52	$884
Fidelity Series 1000 Value Index Fund (a)	89	1,099
Fidelity Series All-Sector Equity Fund (a)	139	1,696
Fidelity Series Blue Chip Growth Fund (a)	123	1,753
Fidelity Series Commodity Strategy Fund (a)	409	2,222
Fidelity Series Growth & Income Fund (a)	257	3,919
Fidelity Series Growth Company Fund (a)	200	3,506
Fidelity Series Intrinsic Opportunities Fund (a)	237	4,286
Fidelity Series Opportunistic Insights Fund (a)	110	1,922
Fidelity Series Real Estate Equity Fund (a)	29	342
Fidelity Series Small Cap Discovery Fund (a)	42	523
Fidelity Series Small Cap Opportunities Fund (a)	114	1,620
Fidelity Series Stock Selector Large Cap Value Fund (a)	242	2,994
Fidelity Series Value Discovery Fund (a)	165	2,128
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,252)		28,894

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	43	439
Fidelity Series Emerging Markets Fund (a)	235	5,149
Fidelity Series International Growth Fund (a)	281	4,533
Fidelity Series International Small Cap Fund (a)	61	1,127
Fidelity Series International Value Fund (a)	424	4,474
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,654)		15,722

Bond Funds - 39.4%
Fidelity Series Emerging Markets Debt Fund (a)	76	762
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	163	1,558
Fidelity Series Inflation-Protected Bond Index Fund (a)	299	2,900
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	3,016	33,239
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,246
Fidelity Series Real Estate Income Fund (a)	44	474
TOTAL BOND FUNDS
(Cost $42,437)		41,480

Short-Term Funds - 18.1%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	15,228	15,228
Fidelity Series Short-Term Credit Fund (a)	389	3,833
TOTAL SHORT-TERM FUNDS
(Cost $19,110)		19,061
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,453)		105,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$105,157

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,010	$199	$20	$12	$61	$884
Fidelity Series 1000 Value Index Fund	--	1,248	177	48	6	22	1,099
Fidelity Series All-Sector Equity Fund	--	2,111	331	251	12	(96)	1,696
Fidelity Series Blue Chip Growth Fund	--	2,136	439	203	6	50	1,753
Fidelity Series Canada Fund	--	473	29	5	1	(6)	439
Fidelity Series Commodity Strategy Fund	--	2,115	24	11	1	130	2,222
Fidelity Series Emerging Markets Debt Fund	--	786	--	45	--	(24)	762
Fidelity Series Emerging Markets Fund	--	6,699	2,451	155	243	658	5,149
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	15,305	77	134	--	--	15,228
Fidelity Series Growth & Income Fund	--	4,507	705	218	31	86	3,919
Fidelity Series Growth Company Fund	--	4,195	999	345	57	253	3,506
Fidelity Series High Income Fund	--	1,590	3	80	--	(29)	1,558
Fidelity Series Inflation-Protected Bond Index Fund	--	2,957	--	59	--	(57)	2,900
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	5,096	810	145	34	213	4,533
Fidelity Series International Small Cap Fund	--	1,210	186	69	12	91	1,127
Fidelity Series International Value Fund	--	5,036	711	145	39	110	4,474
Fidelity Series Intrinsic Opportunities Fund	--	4,370	376	200	16	276	4,286
Fidelity Series Investment Grade Bond Fund	--	34,098	99	799	(3)	(757)	33,239
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,316	3	37	--	(67)	2,246
Fidelity Series Opportunistic Insights Fund	--	2,376	488	266	26	8	1,922
Fidelity Series Real Estate Equity Fund	--	403	28	19	--	(33)	342
Fidelity Series Real Estate Income Fund	--	505	11	25	--	(20)	474
Fidelity Series Short-Term Credit Fund	--	4,182	298	62	(2)	(49)	3,833
Fidelity Series Small Cap Discovery Fund	--	566	73	7	3	27	523
Fidelity Series Small Cap Opportunities Fund	--	1,856	233	176	(1)	(2)	1,620
Fidelity Series Stock Selector Large Cap Value Fund	--	3,468	389	249	11	(96)	2,994
Fidelity Series Value Discovery Fund	--	4,294	2,142	144	21	(45)	2,128
Total	$--	$115,209	$11,281	$3,928	$525	$704	$105,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $104,453) — See accompanying schedule		$105,157
Receivable for investments sold		105
Total assets		105,262
Liabilities
Payable for investments purchased	$105
Total liabilities		105
Net Assets		$105,157
Net Assets consist of:
Paid in capital		$102,410
Undistributed net investment income		408
Accumulated undistributed net realized gain (loss) on investments		1,635
Net unrealized appreciation (depreciation) on investments		704
Net Assets, for 10,234 shares outstanding		$105,157
Net Asset Value, offering price and redemption price per share ($105,157 ÷ 10,234 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,868
Net investment income (loss)		1,868
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$525
Capital gain distributions from underlying funds	2,060
Total net realized gain (loss)		2,585
Change in net unrealized appreciation (depreciation) on underlying funds		704
Net gain (loss)		3,289
Net increase (decrease) in net assets resulting from operations		$5,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,868
Net realized gain (loss)	2,585
Change in net unrealized appreciation (depreciation)	704
Net increase (decrease) in net assets resulting from operations	5,157
Distributions to shareholders from net investment income	(1,460)
Distributions to shareholders from net realized gain	(950)
Total distributions	(2,410)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,410
Net increase (decrease) in net assets resulting from share transactions	102,410
Total increase (decrease) in net assets	105,157
Net Assets
Beginning of period	–
End of period	$105,157
Other Information
Undistributed net investment income end of period	$408
Shares
Sold	10,000
Issued in reinvestment of distributions	234
Net increase (decrease)	10,234

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2010 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.33
Total from investment operations	.52
Distributions from net investment income	(.15)
Distributions from net realized gain	(.10)
Total distributions	(.24)C
Net asset value, end of period	$10.28
Total ReturnD	5.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rateE	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.095 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series International Growth Fund	5.1
Fidelity Series International Value Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Growth & Income Fund	4.7
Fidelity Series Growth Company Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	3.6
Fidelity Series Short-Term Credit Fund	2.7
74.9

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	33.8%
International Equity Funds	17.6%
Bond Funds	35.1%
Short-Term Funds	13.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 33.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	65	$1,112
Fidelity Series 1000 Value Index Fund (a)	112	1,382
Fidelity Series All-Sector Equity Fund (a)	175	2,132
Fidelity Series Blue Chip Growth Fund (a)	154	2,204
Fidelity Series Commodity Strategy Fund (a)	415	2,252
Fidelity Series Growth & Income Fund (a)	327	4,974
Fidelity Series Growth Company Fund (a)	253	4,439
Fidelity Series Intrinsic Opportunities Fund (a)	298	5,389
Fidelity Series Opportunistic Insights Fund (a)	138	2,416
Fidelity Series Real Estate Equity Fund (a)	36	426
Fidelity Series Small Cap Discovery Fund (a)	53	657
Fidelity Series Small Cap Opportunities Fund (a)	141	2,007
Fidelity Series Stock Selector Large Cap Value Fund (a)	304	3,764
Fidelity Series Value Discovery Fund (a)	207	2,674
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,053)		35,828

International Equity Funds - 17.6%
Fidelity Series Canada Fund (a)	52	532
Fidelity Series Emerging Markets Fund (a)	271	5,947
Fidelity Series International Growth Fund (a)	338	5,462
Fidelity Series International Small Cap Fund (a)	73	1,365
Fidelity Series International Value Fund (a)	514	5,419
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,468)		18,725

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	74	741
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	163	1,550
Fidelity Series Inflation-Protected Bond Index Fund (a)	216	2,090
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,692	29,661
Fidelity Series Long-Term Treasury Bond Index Fund (a)	276	2,362
Fidelity Series Real Estate Income Fund (a)	44	475
TOTAL BOND FUNDS
(Cost $38,035)		37,180

Short-Term Funds - 13.5%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	11,499	11,499
Fidelity Series Short-Term Credit Fund (a)	286	2,821
TOTAL SHORT-TERM FUNDS
(Cost $14,356)		14,320
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,912)		106,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$106,053

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,235	$213	$25	$13	$77	$1,112
Fidelity Series 1000 Value Index Fund	--	1,520	172	60	7	27	1,382
Fidelity Series All-Sector Equity Fund	--	2,584	343	314	12	(121)	2,132
Fidelity Series Blue Chip Growth Fund	--	2,615	479	251	6	62	2,204
Fidelity Series Canada Fund	--	561	27	6	1	(3)	532
Fidelity Series Commodity Strategy Fund	--	2,120	--	11	--	132	2,252
Fidelity Series Emerging Markets Debt Fund	--	764	--	44	--	(23)	741
Fidelity Series Emerging Markets Fund	--	7,384	2,439	178	244	758	5,947
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	11,549	50	99	--	--	11,499
Fidelity Series Growth & Income Fund	--	5,543	710	271	33	108	4,974
Fidelity Series Growth Company Fund	--	5,130	1,072	430	63	318	4,439
Fidelity Series High Income Fund	--	1,579	--	79	--	(29)	1,550
Fidelity Series Inflation-Protected Bond Index Fund	--	2,131	--	42	--	(41)	2,090
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	6,075	909	175	39	257	5,462
Fidelity Series International Small Cap Fund	--	1,454	213	84	13	111	1,365
Fidelity Series International Value Fund	--	6,001	744	174	28	134	5,419
Fidelity Series Intrinsic Opportunities Fund	--	5,372	341	245	12	346	5,389
Fidelity Series Investment Grade Bond Fund	--	30,493	153	708	(5)	(674)	29,661
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,429	--	38	--	(67)	2,362
Fidelity Series Opportunistic Insights Fund	--	2,912	536	332	29	11	2,416
Fidelity Series Real Estate Equity Fund	--	488	21	23	--	(41)	426
Fidelity Series Real Estate Income Fund	--	495	--	25	--	(20)	475
Fidelity Series Short-Term Credit Fund	--	2,964	106	45	(1)	(36)	2,821
Fidelity Series Small Cap Discovery Fund	--	698	77	8	2	34	657
Fidelity Series Small Cap Opportunities Fund	--	2,238	228	217	(1)	(2)	2,007
Fidelity Series Stock Selector Large Cap Value Fund	--	4,220	344	310	9	(121)	3,764
Fidelity Series Value Discovery Fund	--	5,320	2,614	179	24	(56)	2,674
Total	$--	$116,175	$11,791	$4,384	$528	$1,141	$106,053

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $104,912) — See accompanying schedule		$106,053
Receivable for investments sold		112
Total assets		106,165
Liabilities
Payable for investments purchased	$112
Total liabilities		112
Net Assets		$106,053
Net Assets consist of:
Paid in capital		$102,600
Undistributed net investment income		356
Accumulated undistributed net realized gain (loss) on investments		1,956
Net unrealized appreciation (depreciation) on investments		1,141
Net Assets, for 10,250 shares outstanding		$106,053
Net Asset Value, offering price and redemption price per share ($106,053 ÷ 10,250 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,876
Net investment income (loss)		1,876
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$528
Capital gain distributions from underlying funds	2,508
Total net realized gain (loss)		3,036
Change in net unrealized appreciation (depreciation) on underlying funds		1,141
Net gain (loss)		4,177
Net increase (decrease) in net assets resulting from operations		$6,053

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,876
Net realized gain (loss)	3,036
Change in net unrealized appreciation (depreciation)	1,141
Net increase (decrease) in net assets resulting from operations	6,053
Distributions to shareholders from net investment income	(1,520)
Distributions to shareholders from net realized gain	(1,080)
Total distributions	(2,600)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,600
Net increase (decrease) in net assets resulting from share transactions	102,600
Total increase (decrease) in net assets	106,053
Net Assets
Beginning of period	–
End of period	$106,053
Other Information
Undistributed net investment income end of period	$356
Shares
Sold	10,000
Issued in reinvestment of distributions	250
Net increase (decrease)	10,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2015 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.42
Total from investment operations	.61
Distributions from net investment income	(.15)
Distributions from net realized gain	(.11)
Total distributions	(.26)
Net asset value, end of period	$10.35
Total ReturnC	6.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rateD	14%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.2
Fidelity Series Government Money Market Fund 1.67%	8.3
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series Intrinsic Opportunities Fund	5.8
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Series Growth & Income Fund	5.4
Fidelity Series Growth Company Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.1
Fidelity Series Value Discovery Fund	2.9
74.2

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	38.5%
International Equity Funds	19.7%
Bond Funds	31.5%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 38.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	75	$1,284
Fidelity Series 1000 Value Index Fund (a)	129	1,597
Fidelity Series All-Sector Equity Fund (a)	202	2,464
Fidelity Series Blue Chip Growth Fund (a)	178	2,547
Fidelity Series Commodity Strategy Fund (a)	417	2,267
Fidelity Series Growth & Income Fund (a)	381	5,804
Fidelity Series Growth Company Fund (a)	292	5,134
Fidelity Series Intrinsic Opportunities Fund (a)	345	6,227
Fidelity Series Opportunistic Insights Fund (a)	159	2,791
Fidelity Series Real Estate Equity Fund (a)	41	487
Fidelity Series Small Cap Discovery Fund (a)	62	760
Fidelity Series Small Cap Opportunities Fund (a)	163	2,319
Fidelity Series Stock Selector Large Cap Value Fund (a)	352	4,349
Fidelity Series Value Discovery Fund (a)	239	3,090
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,253)		41,120

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	59	602
Fidelity Series Emerging Markets Fund (a)	300	6,573
Fidelity Series International Growth Fund (a)	382	6,164
Fidelity Series International Small Cap Fund (a)	83	1,544
Fidelity Series International Value Fund (a)	582	6,138
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,618)		21,021

Bond Funds - 31.5%
Fidelity Series Emerging Markets Debt Fund (a)	74	741
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	163	1,550
Fidelity Series Inflation-Protected Bond Index Fund (a)	127	1,236
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,441	26,901
Fidelity Series Long-Term Treasury Bond Index Fund (a)	279	2,388
Fidelity Series Real Estate Income Fund (a)	45	485
TOTAL BOND FUNDS
(Cost $34,373)		33,602

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	8,790	8,790
Fidelity Series Short-Term Credit Fund (a)	218	2,154
TOTAL SHORT-TERM FUNDS
(Cost $10,972)		10,944
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,216)		106,687
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$106,686

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,408	$226	$28	$13	$89	$1,284
Fidelity Series 1000 Value Index Fund	--	1,710	149	69	5	31	1,597
Fidelity Series All-Sector Equity Fund	--	2,960	368	360	12	(140)	2,464
Fidelity Series Blue Chip Growth Fund	--	2,996	527	285	6	72	2,547
Fidelity Series Canada Fund	--	632	31	7	1	--	602
Fidelity Series Commodity Strategy Fund	--	2,152	16	11	--	131	2,267
Fidelity Series Emerging Markets Debt Fund	--	764	--	44	--	(23)	741
Fidelity Series Emerging Markets Fund	--	7,884	2,389	196	239	839	6,573
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	8,818	28	75	--	--	8,790
Fidelity Series Growth & Income Fund	--	6,293	646	308	32	125	5,804
Fidelity Series Growth Company Fund	--	5,824	1,118	493	61	367	5,134
Fidelity Series High Income Fund	--	1,579	--	79	--	(29)	1,550
Fidelity Series Inflation-Protected Bond Index Fund	--	1,260	--	25	--	(24)	1,236
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	6,726	888	196	36	290	6,164
Fidelity Series International Small Cap Fund	--	1,604	198	94	13	125	1,544
Fidelity Series International Value Fund	--	6,683	720	196	24	151	6,138
Fidelity Series Intrinsic Opportunities Fund	--	5,895	68	275	3	397	6,227
Fidelity Series Investment Grade Bond Fund	--	27,747	231	643	(7)	(608)	26,901
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,456	--	38	--	(68)	2,388
Fidelity Series Opportunistic Insights Fund	--	3,330	580	380	29	12	2,791
Fidelity Series Real Estate Equity Fund	--	554	19	26	--	(48)	487
Fidelity Series Real Estate Income Fund	--	505	--	26	--	(20)	485
Fidelity Series Short-Term Credit Fund	--	2,242	60	34	--	(28)	2,154
Fidelity Series Small Cap Discovery Fund	--	779	60	9	2	39	760
Fidelity Series Small Cap Opportunities Fund	--	2,517	195	247	(1)	(2)	2,319
Fidelity Series Stock Selector Large Cap Value Fund	--	4,729	245	356	6	(141)	4,349
Fidelity Series Value Discovery Fund	--	6,068	2,937	205	25	(66)	3,090
Total	$--	$116,416	$11,699	$4,716	$499	$1,471	$106,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $105,216) — See accompanying schedule		$106,687
Receivable for investments sold		122
Total assets		106,809
Liabilities
Payable for investments purchased	$123
Total liabilities		123
Net Assets		$106,686
Net Assets consist of:
Paid in capital		$102,731
Undistributed net investment income		317
Accumulated undistributed net realized gain (loss) on investments		2,167
Net unrealized appreciation (depreciation) on investments		1,471
Net Assets, for 10,262 shares outstanding		$106,686
Net Asset Value, offering price and redemption price per share ($106,686 ÷ 10,262 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,888
Net investment income (loss)		1,888
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$499
Capital gain distributions from underlying funds	2,828
Total net realized gain (loss)		3,327
Change in net unrealized appreciation (depreciation) on underlying funds		1,471
Net gain (loss)		4,798
Net increase (decrease) in net assets resulting from operations		$6,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,888
Net realized gain (loss)	3,327
Change in net unrealized appreciation (depreciation)	1,471
Net increase (decrease) in net assets resulting from operations	6,686
Distributions to shareholders from net investment income	(1,570)
Distributions to shareholders from net realized gain	(1,160)
Total distributions	(2,730)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,730
Net increase (decrease) in net assets resulting from share transactions	102,730
Total increase (decrease) in net assets	106,686
Net Assets
Beginning of period	–
End of period	$106,686
Other Information
Undistributed net investment income end of period	$317
Shares
Sold	10,000
Issued in reinvestment of distributions	262
Net increase (decrease)	10,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2020 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.48
Total from investment operations	.67
Distributions from net investment income	(.16)
Distributions from net realized gain	(.12)
Total distributions	(.27)C
Net asset value, end of period	$10.40
Total ReturnD	6.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateE	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.116 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Intrinsic Opportunities Fund	6.5
Fidelity Series Government Money Market Fund 1.67%	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series Growth & Income Fund	6.0
Fidelity Series Growth Company Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	3.2
73.3

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	42.9%
International Equity Funds	21.5%
Bond Funds	27.7%
Short-Term Funds	7.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 42.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	85	$1,446
Fidelity Series 1000 Value Index Fund (a)	146	1,797
Fidelity Series All-Sector Equity Fund (a)	227	2,774
Fidelity Series Blue Chip Growth Fund (a)	201	2,867
Fidelity Series Commodity Strategy Fund (a)	421	2,284
Fidelity Series Growth & Income Fund (a)	425	6,472
Fidelity Series Growth Company Fund (a)	334	5,867
Fidelity Series Intrinsic Opportunities Fund (a)	384	6,932
Fidelity Series Opportunistic Insights Fund (a)	179	3,142
Fidelity Series Real Estate Equity Fund (a)	46	543
Fidelity Series Small Cap Discovery Fund (a)	69	855
Fidelity Series Small Cap Opportunities Fund (a)	183	2,611
Fidelity Series Stock Selector Large Cap Value Fund (a)	396	4,896
Fidelity Series Value Discovery Fund (a)	269	3,479
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,010)		45,965

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	65	665
Fidelity Series Emerging Markets Fund (a)	325	7,122
Fidelity Series International Growth Fund (a)	420	6,786
Fidelity Series International Small Cap Fund (a)	91	1,693
Fidelity Series International Value Fund (a)	642	6,778
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,519)		23,044

Bond Funds - 27.7%
Fidelity Series Emerging Markets Debt Fund (a)	72	731
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	162	1,540
Fidelity Series Inflation-Protected Bond Index Fund (a)	90	877
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,128	23,448
Fidelity Series Long-Term Treasury Bond Index Fund (a)	279	2,390
Fidelity Series Real Estate Income Fund (a)	44	475
TOTAL BOND FUNDS
(Cost $30,443)		29,762

Short-Term Funds - 7.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	6,818	6,818
Fidelity Series Short-Term Credit Fund (a)	172	1,699
TOTAL SHORT-TERM FUNDS
(Cost $8,538)		8,517
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,510)		107,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$107,289

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,562	$227	$32	$11	$100	$1,446
Fidelity Series 1000 Value Index Fund	--	1,888	131	78	4	36	1,797
Fidelity Series All-Sector Equity Fund	--	3,304	384	404	11	(157)	2,774
Fidelity Series Blue Chip Growth Fund	--	3,345	569	318	10	81	2,867
Fidelity Series Canada Fund	--	686	16	8	--	(5)	665
Fidelity Series Commodity Strategy Fund	--	2,155	3	11	--	132	2,284
Fidelity Series Emerging Markets Debt Fund	--	754	--	43	--	(23)	731
Fidelity Series Emerging Markets Fund	--	8,333	2,357	212	238	908	7,122
Fidelity Series Floating Rate High Income Fund	--	250	--	10	--	--	250
Fidelity Series Government Money Market Fund 1.67%	--	6,818	--	57	--	--	6,818
Fidelity Series Growth & Income Fund	--	6,934	632	344	31	139	6,472
Fidelity Series Growth Company Fund	--	6,482	1,092	553	60	417	5,867
Fidelity Series High Income Fund	--	1,569	--	79	--	(29)	1,540
Fidelity Series Inflation-Protected Bond Index Fund	--	894	--	17	--	(17)	877
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	7,350	913	216	30	319	6,786
Fidelity Series International Small Cap Fund	--	1,754	212	104	14	137	1,693
Fidelity Series International Value Fund	--	7,257	670	215	25	166	6,778
Fidelity Series Intrinsic Opportunities Fund	--	6,493	--	303	--	439	6,932
Fidelity Series Investment Grade Bond Fund	--	24,181	199	556	(6)	(528)	23,448
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,455	--	38	--	(65)	2,390
Fidelity Series Opportunistic Insights Fund	--	3,713	615	433	30	14	3,142
Fidelity Series Real Estate Equity Fund	--	609	13	29	--	(53)	543
Fidelity Series Real Estate Income Fund	--	495	--	25	--	(20)	475
Fidelity Series Short-Term Credit Fund	--	1,720	--	25	--	(21)	1,699
Fidelity Series Small Cap Discovery Fund	--	860	50	10	1	44	855
Fidelity Series Small Cap Opportunities Fund	--	2,815	200	275	(1)	(3)	2,611
Fidelity Series Stock Selector Large Cap Value Fund	--	5,276	226	399	5	(159)	4,896
Fidelity Series Value Discovery Fund	--	6,704	3,177	227	26	(74)	3,479
Total	$--	$116,707	$11,686	$5,022	$489	$1,778	$107,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $105,510) — See accompanying schedule		$107,288
Receivable for investments sold		135
Total assets		107,423
Liabilities
Payable for investments purchased	$134
Total liabilities		134
Net Assets		$107,289
Net Assets consist of:
Paid in capital		$102,850
Undistributed net investment income		278
Accumulated undistributed net realized gain (loss) on investments		2,383
Net unrealized appreciation (depreciation) on investments		1,778
Net Assets, for 10,272 shares outstanding		$107,289
Net Asset Value, offering price and redemption price per share ($107,289 ÷ 10,272 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,878
Net investment income (loss)		1,878
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$489
Capital gain distributions from underlying funds	3,144
Total net realized gain (loss)		3,633
Change in net unrealized appreciation (depreciation) on underlying funds		1,778
Net gain (loss)		5,411
Net increase (decrease) in net assets resulting from operations		$7,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,878
Net realized gain (loss)	3,633
Change in net unrealized appreciation (depreciation)	1,778
Net increase (decrease) in net assets resulting from operations	7,289
Distributions to shareholders from net investment income	(1,600)
Distributions to shareholders from net realized gain	(1,250)
Total distributions	(2,850)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	2,850
Net increase (decrease) in net assets resulting from share transactions	102,850
Total increase (decrease) in net assets	107,289
Net Assets
Beginning of period	–
End of period	$107,289
Other Information
Undistributed net investment income end of period	$278
Shares
Sold	10,000
Issued in reinvestment of distributions	272
Net increase (decrease)	10,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2025 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.54
Total from investment operations	.73
Distributions from net investment income	(.16)
Distributions from net realized gain	(.13)
Total distributions	(.29)
Net asset value, end of period	$10.44
Total ReturnC	7.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateD	14%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.5
Fidelity Series Intrinsic Opportunities Fund	7.9
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Growth & Income Fund	7.1
Fidelity Series Growth Company Fund	6.6
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
Fidelity Series Opportunistic Insights Fund	3.6
73.0

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	51.6%
International Equity Funds	25.3%
Bond Funds	21.3%
Short-Term Funds	1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	105	$1,787
Fidelity Series 1000 Value Index Fund (a)	180	2,221
Fidelity Series All-Sector Equity Fund (a)	281	3,427
Fidelity Series Blue Chip Growth Fund (a)	248	3,543
Fidelity Series Commodity Strategy Fund (a)	424	2,300
Fidelity Series Growth & Income Fund (a)	509	7,747
Fidelity Series Growth Company Fund (a)	411	7,220
Fidelity Series Intrinsic Opportunities Fund (a)	476	8,600
Fidelity Series Opportunistic Insights Fund (a)	221	3,883
Fidelity Series Real Estate Equity Fund (a)	56	666
Fidelity Series Small Cap Discovery Fund (a)	86	1,056
Fidelity Series Small Cap Opportunities Fund (a)	226	3,227
Fidelity Series Stock Selector Large Cap Value Fund (a)	490	6,050
Fidelity Series Value Discovery Fund (a)	333	4,300
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,889)		56,027

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	79	802
Fidelity Series Emerging Markets Fund (a)	383	8,381
Fidelity Series International Growth Fund (a)	501	8,098
Fidelity Series International Small Cap Fund (a)	109	2,021
Fidelity Series International Value Fund (a)	775	8,176
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,660)		27,478

Bond Funds - 21.3%
Fidelity Series Emerging Markets Debt Fund (a)	71	720
Fidelity Series Floating Rate High Income Fund (a)	25	239
Fidelity Series High Income Fund (a)	159	1,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	840
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	1,525	16,810
Fidelity Series Long-Term Treasury Bond Index Fund (a)	287	2,462
Fidelity Series Real Estate Income Fund (a)	44	475
TOTAL BOND FUNDS
(Cost $23,647)		23,116

Short-Term Funds - 1.8%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,625	1,625
Fidelity Series Short-Term Credit Fund (a)	35	345
TOTAL SHORT-TERM FUNDS
(Cost $1,974)		1,970
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,170)		108,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$108,590

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,898	$249	$40	$14	$124	$1,787
Fidelity Series 1000 Value Index Fund	--	2,300	126	94	5	42	2,221
Fidelity Series All-Sector Equity Fund	--	4,036	428	496	13	(194)	3,427
Fidelity Series Blue Chip Growth Fund	--	4,110	671	390	4	100	3,543
Fidelity Series Canada Fund	--	822	26	9	2	4	802
Fidelity Series Commodity Strategy Fund	--	2,171	--	11	--	129	2,300
Fidelity Series Emerging Markets Debt Fund	--	742	--	43	--	(22)	720
Fidelity Series Emerging Markets Fund	--	9,379	2,289	249	220	1,071	8,381
Fidelity Series Floating Rate High Income Fund	--	240	--	10	--	(1)	239
Fidelity Series Government Money Market Fund 1.67%	--	1,625	--	11	--	--	1,625
Fidelity Series Growth & Income Fund	--	8,218	675	423	36	168	7,747
Fidelity Series Growth Company Fund	--	7,947	1,305	677	65	513	7,220
Fidelity Series High Income Fund	--	1,548	--	78	--	(29)	1,519
Fidelity Series Inflation-Protected Bond Index Fund	--	890	33	17	--	(17)	840
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	8,768	1,085	258	34	381	8,098
Fidelity Series International Small Cap Fund	--	2,086	245	125	16	164	2,021
Fidelity Series International Value Fund	--	8,710	754	257	21	199	8,176
Fidelity Series Intrinsic Opportunities Fund	--	8,059	--	370	--	541	8,600
Fidelity Series Investment Grade Bond Fund	--	17,179	--	367	--	(369)	16,810
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,534	--	39	--	(72)	2,462
Fidelity Series Opportunistic Insights Fund	--	4,566	732	524	33	16	3,883
Fidelity Series Real Estate Equity Fund	--	747	16	36	--	(65)	666
Fidelity Series Real Estate Income Fund	--	495	--	25	--	(20)	475
Fidelity Series Short-Term Credit Fund	--	349	--	4	--	(4)	345
Fidelity Series Small Cap Discovery Fund	--	1,053	52	13	1	54	1,056
Fidelity Series Small Cap Opportunities Fund	--	3,419	187	338	(2)	(3)	3,227
Fidelity Series Stock Selector Large Cap Value Fund	--	6,439	196	489	4	(197)	6,050
Fidelity Series Value Discovery Fund	--	8,200	3,838	279	30	(92)	4,300
Total	$--	$118,581	$12,907	$5,673	$496	$2,421	$108,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,170) — See accompanying schedule		$108,591
Receivable for investments sold		273
Total assets		108,864
Liabilities
Payable for investments purchased	$274
Total liabilities		274
Net Assets		$108,590
Net Assets consist of:
Paid in capital		$103,140
Undistributed net investment income		199
Accumulated undistributed net realized gain (loss) on investments		2,830
Net unrealized appreciation (depreciation) on investments		2,421
Net Assets, for 10,297 shares outstanding		$108,590
Net Asset Value, offering price and redemption price per share ($108,590 ÷ 10,297 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,849
Net investment income (loss)		1,849
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$496
Capital gain distributions from underlying funds	3,824
Total net realized gain (loss)		4,320
Change in net unrealized appreciation (depreciation) on underlying funds		2,421
Net gain (loss)		6,741
Net increase (decrease) in net assets resulting from operations		$8,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,849
Net realized gain (loss)	4,320
Change in net unrealized appreciation (depreciation)	2,421
Net increase (decrease) in net assets resulting from operations	8,590
Distributions to shareholders from net investment income	(1,650)
Distributions to shareholders from net realized gain	(1,490)
Total distributions	(3,140)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,140
Net increase (decrease) in net assets resulting from share transactions	103,140
Total increase (decrease) in net assets	108,590
Net Assets
Beginning of period	–
End of period	$108,590
Other Information
Undistributed net investment income end of period	$199
Shares
Sold	10,000
Issued in reinvestment of distributions	297
Net increase (decrease)	10,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2030 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.68
Total from investment operations	.86
Distributions from net investment income	(.17)
Distributions from net realized gain	(.15)
Total distributions	(.31)C
Net asset value, end of period	$10.55
Total ReturnD	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rateE	15%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.149 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.4
Fidelity Series Emerging Markets Fund	8.9
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Series Growth & Income Fund	8.4
Fidelity Series Growth Company Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
71.0

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	60.2%
International Equity Funds	29.2%
Bond Funds	8.6%
Short-Term Funds	2.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	124	$2,123
Fidelity Series 1000 Value Index Fund (a)	214	2,636
Fidelity Series All-Sector Equity Fund (a)	334	4,071
Fidelity Series Blue Chip Growth Fund (a)	294	4,208
Fidelity Series Commodity Strategy Fund (a)	421	2,284
Fidelity Series Growth & Income Fund (a)	604	9,204
Fidelity Series Growth Company Fund (a)	494	8,679
Fidelity Series Intrinsic Opportunities Fund (a)	570	10,294
Fidelity Series Opportunistic Insights Fund (a)	263	4,611
Fidelity Series Real Estate Equity Fund (a)	66	786
Fidelity Series Small Cap Discovery Fund (a)	101	1,238
Fidelity Series Small Cap Opportunities Fund (a)	267	3,810
Fidelity Series Stock Selector Large Cap Value Fund (a)	574	7,097
Fidelity Series Value Discovery Fund (a)	392	5,065
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,812)		66,106

International Equity Funds - 29.2%
Fidelity Series Canada Fund (a)	92	938
Fidelity Series Emerging Markets Fund (a)	447	9,789
Fidelity Series International Growth Fund (a)	584	9,425
Fidelity Series International Small Cap Fund (a)	126	2,352
Fidelity Series International Value Fund (a)	907	9,564
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,944)		32,068

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	70	710
Fidelity Series Floating Rate High Income Fund (a)	25	239
Fidelity Series High Income Fund (a)	158	1,509
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	881
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	284	3,132
Fidelity Series Long-Term Treasury Bond Index Fund (a)	286	2,455
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $9,663)		9,443

Short-Term Funds - 2.0%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,785	1,785
Fidelity Series Short-Term Credit Fund (a)	35	349
TOTAL SHORT-TERM FUNDS
(Cost $2,138)		2,134
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,557)		109,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$109,752

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,165	$199	$46	$10	$147	$2,123
Fidelity Series 1000 Value Index Fund	--	2,625	39	111	2	48	2,636
Fidelity Series All-Sector Equity Fund	--	4,625	334	584	11	(231)	4,071
Fidelity Series Blue Chip Growth Fund	--	4,795	706	452	1	118	4,208
Fidelity Series Canada Fund	--	947	22	10	2	11	938
Fidelity Series Commodity Strategy Fund	--	2,152	--	12	--	132	2,284
Fidelity Series Emerging Markets Debt Fund	--	732	--	42	--	(22)	710
Fidelity Series Emerging Markets Fund	--	10,208	1,819	278	149	1,251	9,789
Fidelity Series Floating Rate High Income Fund	--	240	--	10	--	(1)	239
Fidelity Series Government Money Market Fund 1.67%	--	1,785	--	11	--	--	1,785
Fidelity Series Growth & Income Fund	--	9,465	481	489	23	197	9,204
Fidelity Series Growth Company Fund	--	9,175	1,164	794	56	612	8,679
Fidelity Series High Income Fund	--	1,537	--	78	--	(28)	1,509
Fidelity Series Inflation-Protected Bond Index Fund	--	898	--	18	--	(17)	881
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	9,980	1,019	298	20	444	9,425
Fidelity Series International Small Cap Fund	--	2,384	237	143	14	191	2,352
Fidelity Series International Value Fund	--	10,034	708	298	9	229	9,564
Fidelity Series Intrinsic Opportunities Fund	--	9,683	--	431	--	611	10,294
Fidelity Series Investment Grade Bond Fund	--	3,197	--	57	--	(65)	3,132
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,523	--	39	--	(68)	2,455
Fidelity Series Opportunistic Insights Fund	--	5,313	749	623	27	20	4,611
Fidelity Series Real Estate Equity Fund	--	895	33	42	--	(76)	786
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	353	--	4	--	(4)	349
Fidelity Series Small Cap Discovery Fund	--	1,202	27	15	--	63	1,238
Fidelity Series Small Cap Opportunities Fund	--	3,900	86	390	(1)	(3)	3,810
Fidelity Series Stock Selector Large Cap Value Fund	--	7,408	77	572	1	(235)	7,097
Fidelity Series Value Discovery Fund	--	9,629	4,488	327	34	(110)	5,065
Total	$--	$118,387	$12,188	$6,200	$358	$3,194	$109,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,557) — See accompanying schedule		$109,751
Receivable for investments sold		378
Total assets		110,129
Liabilities
Payable for investments purchased	$377
Total liabilities		377
Net Assets		$109,752
Net Assets consist of:
Paid in capital		$103,280
Undistributed net investment income		113
Accumulated undistributed net realized gain (loss) on investments		3,165
Net unrealized appreciation (depreciation) on investments		3,194
Net Assets, for 10,307 shares outstanding		$109,752
Net Asset Value, offering price and redemption price per share ($109,752 ÷ 10,307 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,753
Net investment income (loss)		1,753
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$358
Capital gain distributions from underlying funds	4,447
Total net realized gain (loss)		4,805
Change in net unrealized appreciation (depreciation) on underlying funds		3,194
Net gain (loss)		7,999
Net increase (decrease) in net assets resulting from operations		$9,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,753
Net realized gain (loss)	4,805
Change in net unrealized appreciation (depreciation)	3,194
Net increase (decrease) in net assets resulting from operations	9,752
Distributions to shareholders from net investment income	(1,640)
Distributions to shareholders from net realized gain	(1,640)
Total distributions	(3,280)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,280
Net increase (decrease) in net assets resulting from share transactions	103,280
Total increase (decrease) in net assets	109,752
Net Assets
Beginning of period	–
End of period	$109,752
Other Information
Undistributed net investment income end of period	$113
Shares
Sold	10,000
Issued in reinvestment of distributions	307
Net increase (decrease)	10,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2035 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.81
Total from investment operations	.98
Distributions from net investment income	(.16)
Distributions from net realized gain	(.16)
Total distributions	(.33)C
Net asset value, end of period	$10.65
Total ReturnD	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateE	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.1
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	3.9
72.8

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	61.9%
International Equity Funds	29.9%
Bond Funds	6.3%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	128	$2,185
Fidelity Series 1000 Value Index Fund (a)	220	2,707
Fidelity Series All-Sector Equity Fund (a)	344	4,191
Fidelity Series Blue Chip Growth Fund (a)	303	4,332
Fidelity Series Commodity Strategy Fund (a)	421	2,285
Fidelity Series Growth & Income Fund (a)	622	9,473
Fidelity Series Growth Company Fund (a)	506	8,882
Fidelity Series Intrinsic Opportunities Fund (a)	587	10,607
Fidelity Series Opportunistic Insights Fund (a)	278	4,882
Fidelity Series Real Estate Equity Fund (a)	67	801
Fidelity Series Small Cap Discovery Fund (a)	105	1,292
Fidelity Series Small Cap Opportunities Fund (a)	273	3,899
Fidelity Series Stock Selector Large Cap Value Fund (a)	589	7,276
Fidelity Series Value Discovery Fund (a)	401	5,185
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,701)		67,997

International Equity Funds - 29.9%
Fidelity Series Canada Fund (a)	95	964
Fidelity Series Emerging Markets Fund (a)	455	9,958
Fidelity Series International Growth Fund (a)	601	9,706
Fidelity Series International Small Cap Fund (a)	130	2,422
Fidelity Series International Value Fund (a)	931	9,825
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,711)		32,875

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	70	710
Fidelity Series Floating Rate High Income Fund (a)	25	239
Fidelity Series High Income Fund (a)	161	1,530
Fidelity Series Inflation-Protected Bond Index Fund (a)	93	906
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	523
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,486
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $7,060)		6,893

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,770	1,770
Fidelity Series Short-Term Credit Fund (a)	35	349
TOTAL SHORT-TERM FUNDS
(Cost $2,123)		2,119
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,595)		109,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,884

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,188	$164	$45	$10	$151	$2,185
Fidelity Series 1000 Value Index Fund	--	2,660	2	114	--	49	2,707
Fidelity Series All-Sector Equity Fund	--	4,669	249	599	9	(238)	4,191
Fidelity Series Blue Chip Growth Fund	--	4,833	622	460	--	121	4,332
Fidelity Series Canada Fund	--	966	14	11	1	11	964
Fidelity Series Commodity Strategy Fund	--	2,153	1	12	--	133	2,285
Fidelity Series Emerging Markets Debt Fund	--	732	--	42	--	(22)	710
Fidelity Series Emerging Markets Fund	--	10,262	1,723	282	146	1,273	9,958
Fidelity Series Floating Rate High Income Fund	--	240	--	10	--	(1)	239
Fidelity Series Government Money Market Fund 1.67%	--	1,770	--	11	--	--	1,770
Fidelity Series Growth & Income Fund	--	9,660	417	503	27	203	9,473
Fidelity Series Growth Company Fund	--	9,303	1,094	813	46	627	8,882
Fidelity Series High Income Fund	--	1,559	--	78	--	(29)	1,530
Fidelity Series Inflation-Protected Bond Index Fund	--	934	11	18	--	(17)	906
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,105	863	305	8	456	9,706
Fidelity Series International Small Cap Fund	--	2,406	192	146	12	196	2,422
Fidelity Series International Value Fund	--	10,139	549	304	5	230	9,825
Fidelity Series Intrinsic Opportunities Fund	--	10,003	--	434	--	604	10,607
Fidelity Series Investment Grade Bond Fund	--	700	166	13	1	(12)	523
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,565	12	39	--	(67)	2,486
Fidelity Series Opportunistic Insights Fund	--	5,355	507	634	13	21	4,882
Fidelity Series Real Estate Equity Fund	--	890	10	43	--	(79)	801
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	353	--	5	--	(4)	349
Fidelity Series Small Cap Discovery Fund	--	1,230	1	15	--	63	1,292
Fidelity Series Small Cap Opportunities Fund	--	4,002	98	399	(2)	(3)	3,899
Fidelity Series Stock Selector Large Cap Value Fund	--	7,559	41	587	--	(242)	7,276
Fidelity Series Value Discovery Fund	--	9,961	4,697	335	36	(115)	5,185
Total	$--	$117,716	$11,433	$6,283	$312	$3,289	$109,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,595) — See accompanying schedule		$109,884
Receivable for investments sold		359
Total assets		110,243
Liabilities
Payable for investments purchased	$359
Total liabilities		359
Net Assets		$109,884
Net Assets consist of:
Paid in capital		$103,300
Undistributed net investment income		92
Accumulated undistributed net realized gain (loss) on investments		3,203
Net unrealized appreciation (depreciation) on investments		3,289
Net Assets, for 10,309 shares outstanding		$109,884
Net Asset Value, offering price and redemption price per share ($109,884 ÷ 10,309 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,742
Net investment income (loss)		1,742
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$312
Capital gain distributions from underlying funds	4,541
Total net realized gain (loss)		4,853
Change in net unrealized appreciation (depreciation) on underlying funds		3,289
Net gain (loss)		8,142
Net increase (decrease) in net assets resulting from operations		$9,884

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,742
Net realized gain (loss)	4,853
Change in net unrealized appreciation (depreciation)	3,289
Net increase (decrease) in net assets resulting from operations	9,884
Distributions to shareholders from net investment income	(1,650)
Distributions to shareholders from net realized gain	(1,650)
Total distributions	(3,300)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,300
Net increase (decrease) in net assets resulting from share transactions	103,300
Total increase (decrease) in net assets	109,884
Net Assets
Beginning of period	–
End of period	$109,884
Other Information
Undistributed net investment income end of period	$92
Shares
Sold	10,000
Issued in reinvestment of distributions	309
Net increase (decrease)	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2040 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.82
Total from investment operations	.99
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$10.66
Total ReturnD	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateE	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.5
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.8

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	61.9%
International Equity Funds	29.9%
Bond Funds	6.3%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	128	$2,185
Fidelity Series 1000 Value Index Fund (a)	220	2,717
Fidelity Series All-Sector Equity Fund (a)	344	4,192
Fidelity Series Blue Chip Growth Fund (a)	303	4,333
Fidelity Series Commodity Strategy Fund (a)	421	2,288
Fidelity Series Growth & Income Fund (a)	622	9,478
Fidelity Series Growth Company Fund (a)	524	9,195
Fidelity Series Intrinsic Opportunities Fund (a)	578	10,448
Fidelity Series Opportunistic Insights Fund (a)	271	4,748
Fidelity Series Real Estate Equity Fund (a)	66	783
Fidelity Series Small Cap Discovery Fund (a)	103	1,267
Fidelity Series Small Cap Opportunities Fund (a)	273	3,900
Fidelity Series Stock Selector Large Cap Value Fund (a)	591	7,305
Fidelity Series Value Discovery Fund (a)	400	5,174
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,686)		68,013

International Equity Funds - 29.9%
Fidelity Series Canada Fund (a)	95	964
Fidelity Series Emerging Markets Fund (a)	455	9,968
Fidelity Series International Growth Fund (a)	601	9,708
Fidelity Series International Small Cap Fund (a)	130	2,422
Fidelity Series International Value Fund (a)	931	9,827
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,722)		32,889

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	69	700
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	159	1,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	94	907
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	48	524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,487
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $7,055)		6,886

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,767	1,767
Fidelity Series Short-Term Credit Fund (a)	35	349
TOTAL SHORT-TERM FUNDS
(Cost $2,120)		2,116
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,583)		109,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,904

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,202	$176	$43	$8	$151	$2,185
Fidelity Series 1000 Value Index Fund	--	2,693	24	114	1	47	2,717
Fidelity Series All-Sector Equity Fund	--	4,692	266	606	4	(238)	4,192
Fidelity Series Blue Chip Growth Fund	--	4,844	633	461	1	121	4,333
Fidelity Series Canada Fund	--	978	27	11	1	12	964
Fidelity Series Commodity Strategy Fund	--	2,156	--	12	--	132	2,288
Fidelity Series Emerging Markets Debt Fund	--	722	--	42	--	(22)	700
Fidelity Series Emerging Markets Fund	--	10,262	1,714	282	146	1,274	9,968
Fidelity Series Floating Rate High Income Fund	--	251	--	10	--	(1)	250
Fidelity Series Government Money Market Fund 1.67%	--	1,767	--	11	--	--	1,767
Fidelity Series Growth & Income Fund	--	9,608	347	498	17	200	9,478
Fidelity Series Growth Company Fund	--	9,248	725	829	26	646	9,195
Fidelity Series High Income Fund	--	1,548	--	78	--	(29)	1,519
Fidelity Series Inflation-Protected Bond Index Fund	--	924	--	18	--	(17)	907
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,113	868	304	7	456	9,708
Fidelity Series International Small Cap Fund	--	2,409	195	146	12	196	2,422
Fidelity Series International Value Fund	--	10,213	621	304	5	230	9,827
Fidelity Series Intrinsic Opportunities Fund	--	9,824	--	437	--	624	10,448
Fidelity Series Investment Grade Bond Fund	--	702	167	13	1	(12)	524
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,568	12	39	--	(69)	2,487
Fidelity Series Opportunistic Insights Fund	--	5,360	657	631	24	21	4,748
Fidelity Series Real Estate Equity Fund	--	869	10	42	--	(76)	783
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	353	--	5	--	(4)	349
Fidelity Series Small Cap Discovery Fund	--	1,237	34	15	--	64	1,267
Fidelity Series Small Cap Opportunities Fund	--	3,947	43	396	(1)	(3)	3,900
Fidelity Series Stock Selector Large Cap Value Fund	--	7,587	34	589	--	(248)	7,305
Fidelity Series Value Discovery Fund	--	10,005	4,753	333	36	(114)	5,174
Total	$--	$117,601	$11,306	$6,295	$288	$3,321	$109,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,583) — See accompanying schedule		$109,904
Receivable for investments sold		358
Total assets		110,262
Liabilities
Payable for investments purchased	$358
Total liabilities		358
Net Assets		$109,904
Net Assets consist of:
Paid in capital		$103,320
Undistributed net investment income		80
Accumulated undistributed net realized gain (loss) on investments		3,183
Net unrealized appreciation (depreciation) on investments		3,321
Net Assets, for 10,311 shares outstanding		$109,904
Net Asset Value, offering price and redemption price per share ($109,904 ÷ 10,311 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,740
Net investment income (loss)		1,740
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$288
Capital gain distributions from underlying funds	4,555
Total net realized gain (loss)		4,843
Change in net unrealized appreciation (depreciation) on underlying funds		3,321
Net gain (loss)		8,164
Net increase (decrease) in net assets resulting from operations		$9,904

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,740
Net realized gain (loss)	4,843
Change in net unrealized appreciation (depreciation)	3,321
Net increase (decrease) in net assets resulting from operations	9,904
Distributions to shareholders from net investment income	(1,660)
Distributions to shareholders from net realized gain	(1,660)
Total distributions	(3,320)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,320
Net increase (decrease) in net assets resulting from share transactions	103,320
Total increase (decrease) in net assets	109,904
Net Assets
Beginning of period	–
End of period	$109,904
Other Information
Undistributed net investment income end of period	$80
Shares
Sold	10,000
Issued in reinvestment of distributions	311
Net increase (decrease)	10,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2045 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.82
Total from investment operations	.99
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$10.66
Total ReturnD	9.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateE	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.6
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	4.0
72.9

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	61.9%
International Equity Funds	29.9%
Bond Funds	6.3%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	128	$2,186
Fidelity Series 1000 Value Index Fund (a)	219	2,699
Fidelity Series All-Sector Equity Fund (a)	344	4,192
Fidelity Series Blue Chip Growth Fund (a)	303	4,332
Fidelity Series Commodity Strategy Fund (a)	421	2,285
Fidelity Series Growth & Income Fund (a)	622	9,477
Fidelity Series Growth Company Fund (a)	514	9,024
Fidelity Series Intrinsic Opportunities Fund (a)	584	10,562
Fidelity Series Opportunistic Insights Fund (a)	271	4,748
Fidelity Series Real Estate Equity Fund (a)	67	801
Fidelity Series Small Cap Discovery Fund (a)	105	1,292
Fidelity Series Small Cap Opportunities Fund (a)	277	3,947
Fidelity Series Stock Selector Large Cap Value Fund (a)	599	7,400
Fidelity Series Value Discovery Fund (a)	391	5,060
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,691)		68,005

International Equity Funds - 29.9%
Fidelity Series Canada Fund (a)	93	947
Fidelity Series Emerging Markets Fund (a)	455	9,967
Fidelity Series International Growth Fund (a)	601	9,706
Fidelity Series International Small Cap Fund (a)	130	2,422
Fidelity Series International Value Fund (a)	934	9,852
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,728)		32,894

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	69	700
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	159	1,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	94	907
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	48	524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,486
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $7,054)		6,885

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,761	1,761
Fidelity Series Short-Term Credit Fund (a)	35	349
TOTAL SHORT-TERM FUNDS
(Cost $2,114)		2,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,587)		109,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$109,893

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,187	$158	$43	$8	$149	$2,186
Fidelity Series 1000 Value Index Fund	--	2,668	19	113	1	49	2,699
Fidelity Series All-Sector Equity Fund	--	4,679	260	599	11	(238)	4,192
Fidelity Series Blue Chip Growth Fund	--	4,820	617	460	8	121	4,332
Fidelity Series Canada Fund	--	949	15	11	1	12	947
Fidelity Series Commodity Strategy Fund	--	2,153	1	12	--	133	2,285
Fidelity Series Emerging Markets Debt Fund	--	722	--	42	--	(22)	700
Fidelity Series Emerging Markets Fund	--	10,262	1,715	282	146	1,274	9,967
Fidelity Series Floating Rate High Income Fund	--	251	--	10	--	(1)	250
Fidelity Series Government Money Market Fund 1.67%	--	1,761	--	11	--	--	1,761
Fidelity Series Growth & Income Fund	--	9,655	396	499	18	200	9,477
Fidelity Series Growth Company Fund	--	9,193	835	813	32	634	9,024
Fidelity Series High Income Fund	--	1,548	--	78	--	(29)	1,519
Fidelity Series Inflation-Protected Bond Index Fund	--	924	--	18	--	(17)	907
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,109	866	304	8	455	9,706
Fidelity Series International Small Cap Fund	--	2,410	196	147	12	196	2,422
Fidelity Series International Value Fund	--	10,140	521	304	4	229	9,852
Fidelity Series Intrinsic Opportunities Fund	--	9,935	--	438	--	627	10,562
Fidelity Series Investment Grade Bond Fund	--	702	167	13	1	(12)	524
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,565	12	39	--	(67)	2,486
Fidelity Series Opportunistic Insights Fund	--	5,367	664	637	24	21	4,748
Fidelity Series Real Estate Equity Fund	--	889	10	43	--	(78)	801
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	353	--	5	--	(4)	349
Fidelity Series Small Cap Discovery Fund	--	1,242	13	15	--	63	1,292
Fidelity Series Small Cap Opportunities Fund	--	4,044	90	399	(3)	(4)	3,947
Fidelity Series Stock Selector Large Cap Value Fund	--	7,681	25	590	--	(256)	7,400
Fidelity Series Value Discovery Fund	--	9,838	4,706	328	36	(108)	5,060
Total	$--	$117,566	$11,286	$6,279	$307	$3,307	$109,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,587) — See accompanying schedule		$109,894
Receivable for investments sold		350
Total assets		110,244
Liabilities
Payable for investments purchased	$351
Total liabilities		351
Net Assets		$109,893
Net Assets consist of:
Paid in capital		$103,300
Undistributed net investment income		80
Accumulated undistributed net realized gain (loss) on investments		3,206
Net unrealized appreciation (depreciation) on investments		3,307
Net Assets, for 10,309 shares outstanding		$109,893
Net Asset Value, offering price and redemption price per share ($109,893 ÷ 10,309 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,740
Net investment income (loss)		1,740
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$307
Capital gain distributions from underlying funds	4,539
Total net realized gain (loss)		4,846
Change in net unrealized appreciation (depreciation) on underlying funds		3,307
Net gain (loss)		8,153
Net increase (decrease) in net assets resulting from operations		$9,893

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,740
Net realized gain (loss)	4,846
Change in net unrealized appreciation (depreciation)	3,307
Net increase (decrease) in net assets resulting from operations	9,893
Distributions to shareholders from net investment income	(1,660)
Distributions to shareholders from net realized gain	(1,640)
Total distributions	(3,300)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,300
Net increase (decrease) in net assets resulting from share transactions	103,300
Total increase (decrease) in net assets	109,893
Net Assets
Beginning of period	–
End of period	$109,893
Other Information
Undistributed net investment income end of period	$80
Shares
Sold	10,000
Issued in reinvestment of distributions	309
Net increase (decrease)	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2050 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.82
Total from investment operations	.99
Distributions from net investment income	(.17)
Distributions from net realized gain	(.16)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC	9.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.00%F
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateD	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.5
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.8

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	61.9%
International Equity Funds	29.9%
Bond Funds	6.3%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	128	$2,186
Fidelity Series 1000 Value Index Fund (a)	220	2,717
Fidelity Series All-Sector Equity Fund (a)	344	4,192
Fidelity Series Blue Chip Growth Fund (a)	303	4,332
Fidelity Series Commodity Strategy Fund (a)	422	2,289
Fidelity Series Growth & Income Fund (a)	622	9,478
Fidelity Series Growth Company Fund (a)	523	9,180
Fidelity Series Intrinsic Opportunities Fund (a)	579	10,472
Fidelity Series Opportunistic Insights Fund (a)	271	4,749
Fidelity Series Real Estate Equity Fund (a)	66	783
Fidelity Series Small Cap Discovery Fund (a)	103	1,267
Fidelity Series Small Cap Opportunities Fund (a)	273	3,900
Fidelity Series Stock Selector Large Cap Value Fund (a)	591	7,305
Fidelity Series Value Discovery Fund (a)	400	5,166
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,688)		68,016

International Equity Funds - 29.9%
Fidelity Series Canada Fund (a)	95	964
Fidelity Series Emerging Markets Fund (a)	455	9,972
Fidelity Series International Growth Fund (a)	601	9,708
Fidelity Series International Small Cap Fund (a)	130	2,422
Fidelity Series International Value Fund (a)	932	9,834
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,734)		32,900

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	68	690
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	159	1,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	94	910
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	48	524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	290	2,489
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $7,048)		6,881

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,759	1,759
Fidelity Series Short-Term Credit Fund (a)	36	350
TOTAL SHORT-TERM FUNDS
(Cost $2,114)		2,109
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,584)		109,906
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$109,907

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,197	$168	$45	$8	$149	$2,186
Fidelity Series 1000 Value Index Fund	--	2,688	20	114	1	48	2,717
Fidelity Series All-Sector Equity Fund	--	4,690	268	599	8	(238)	4,192
Fidelity Series Blue Chip Growth Fund	--	4,853	651	460	9	121	4,332
Fidelity Series Canada Fund	--	978	26	10	2	10	964
Fidelity Series Commodity Strategy Fund	--	2,157	1	12	--	133	2,289
Fidelity Series Emerging Markets Debt Fund	--	712	--	41	--	(22)	690
Fidelity Series Emerging Markets Fund	--	10,262	1,710	283	146	1,274	9,972
Fidelity Series Floating Rate High Income Fund	--	251	--	10	--	(1)	250
Fidelity Series Government Money Market Fund 1.67%	--	1,759	--	11	--	--	1,759
Fidelity Series Growth & Income Fund	--	9,665	405	499	18	200	9,478
Fidelity Series Growth Company Fund	--	9,007	493	827	21	645	9,180
Fidelity Series High Income Fund	--	1,548	--	78	--	(29)	1,519
Fidelity Series Inflation-Protected Bond Index Fund	--	927	--	18	--	(17)	910
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,074	831	304	8	457	9,708
Fidelity Series International Small Cap Fund	--	2,407	193	147	12	196	2,422
Fidelity Series International Value Fund	--	10,191	590	304	4	229	9,834
Fidelity Series Intrinsic Opportunities Fund	--	9,849	--	436	--	623	10,472
Fidelity Series Investment Grade Bond Fund	--	702	166	13	--	(12)	524
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,568	12	39	--	(67)	2,489
Fidelity Series Opportunistic Insights Fund	--	5,381	678	631	25	21	4,749
Fidelity Series Real Estate Equity Fund	--	871	12	42	--	(76)	783
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	354	--	4	--	(4)	350
Fidelity Series Small Cap Discovery Fund	--	1,215	13	15	--	65	1,267
Fidelity Series Small Cap Opportunities Fund	--	3,985	80	398	(2)	(3)	3,900
Fidelity Series Stock Selector Large Cap Value Fund	--	7,611	58	589	--	(248)	7,305
Fidelity Series Value Discovery Fund	--	9,958	4,716	334	36	(112)	5,166
Total	$--	$117,379	$11,091	$6,289	$296	$3,322	$109,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,584) — See accompanying schedule		$109,906
Receivable for investments sold		351
Total assets		110,257
Liabilities
Payable for investments purchased	$350
Total liabilities		350
Net Assets		$109,907
Net Assets consist of:
Paid in capital		$103,310
Undistributed net investment income		80
Accumulated undistributed net realized gain (loss) on investments		3,195
Net unrealized appreciation (depreciation) on investments		3,322
Net Assets, for 10,310 shares outstanding		$109,907
Net Asset Value, offering price and redemption price per share ($109,907 ÷ 10,310 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,740
Net investment income (loss)		1,740
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$296
Capital gain distributions from underlying funds	4,549
Total net realized gain (loss)		4,845
Change in net unrealized appreciation (depreciation) on underlying funds		3,322
Net gain (loss)		8,167
Net increase (decrease) in net assets resulting from operations		$9,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,740
Net realized gain (loss)	4,845
Change in net unrealized appreciation (depreciation)	3,322
Net increase (decrease) in net assets resulting from operations	9,907
Distributions to shareholders from net investment income	(1,660)
Distributions to shareholders from net realized gain	(1,650)
Total distributions	(3,310)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,310
Net increase (decrease) in net assets resulting from share transactions	103,310
Total increase (decrease) in net assets	109,907
Net Assets
Beginning of period	–
End of period	$109,907
Other Information
Undistributed net investment income end of period	$80
Shares
Sold	10,000
Issued in reinvestment of distributions	310
Net increase (decrease)	10,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2055 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.82
Total from investment operations	.99
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$10.66
Total ReturnD	9.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateE	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.6
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	129	$2,207
Fidelity Series 1000 Value Index Fund (a)	219	2,699
Fidelity Series All-Sector Equity Fund (a)	344	4,192
Fidelity Series Blue Chip Growth Fund (a)	303	4,333
Fidelity Series Commodity Strategy Fund (a)	424	2,301
Fidelity Series Growth & Income Fund (a)	622	9,478
Fidelity Series Growth Company Fund (a)	524	9,193
Fidelity Series Intrinsic Opportunities Fund (a)	583	10,528
Fidelity Series Opportunistic Insights Fund (a)	271	4,749
Fidelity Series Real Estate Equity Fund (a)	68	805
Fidelity Series Small Cap Discovery Fund (a)	103	1,267
Fidelity Series Small Cap Opportunities Fund (a)	273	3,900
Fidelity Series Stock Selector Large Cap Value Fund (a)	591	7,305
Fidelity Series Value Discovery Fund (a)	392	5,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,689)		68,029

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	95	964
Fidelity Series Emerging Markets Fund (a)	456	9,996
Fidelity Series International Growth Fund (a)	601	9,708
Fidelity Series International Small Cap Fund (a)	130	2,422
Fidelity Series International Value Fund (a)	931	9,827
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,745)		32,917

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	64	648
Fidelity Series Floating Rate High Income Fund (a)	25	239
Fidelity Series High Income Fund (a)	159	1,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	94	914
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Investment Grade Bond Fund (a)	48	524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	291	2,493
Fidelity Series Real Estate Income Fund (a)	43	465
TOTAL BOND FUNDS
(Cost $7,019)		6,851

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	1,758	1,758
Fidelity Series Short-Term Credit Fund (a)	36	350
TOTAL SHORT-TERM FUNDS
(Cost $2,113)		2,108
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,566)		109,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,905

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,226	$175	$45	$7	$149	$2,207
Fidelity Series 1000 Value Index Fund	--	2,703	54	113	1	49	2,699
Fidelity Series All-Sector Equity Fund	--	4,739	320	599	11	(238)	4,192
Fidelity Series Blue Chip Growth Fund	--	4,896	683	461	(1)	121	4,333
Fidelity Series Canada Fund	--	989	38	10	2	11	964
Fidelity Series Commodity Strategy Fund	--	2,170	2	12	--	133	2,301
Fidelity Series Emerging Markets Debt Fund	--	668	--	39	--	(20)	648
Fidelity Series Emerging Markets Fund	--	10,293	1,718	283	144	1,277	9,996
Fidelity Series Floating Rate High Income Fund	--	240	--	10	--	(1)	239
Fidelity Series Government Money Market Fund 1.67%	--	1,758	--	11	--	--	1,758
Fidelity Series Growth & Income Fund	--	9,733	475	500	19	201	9,478
Fidelity Series Growth Company Fund	--	8,728	190	828	12	643	9,193
Fidelity Series High Income Fund	--	1,548	--	78	--	(29)	1,519
Fidelity Series Inflation-Protected Bond Index Fund	--	931	--	18	--	(17)	914
Fidelity Series International Credit Fund	--	49	--	1	--	--	49
Fidelity Series International Growth Fund	--	10,130	885	304	7	456	9,708
Fidelity Series International Small Cap Fund	--	2,415	201	145	12	196	2,422
Fidelity Series International Value Fund	--	10,103	511	304	3	232	9,827
Fidelity Series Intrinsic Opportunities Fund	--	9,897	--	439	--	631	10,528
Fidelity Series Investment Grade Bond Fund	--	702	167	13	1	(12)	524
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,572	12	39	--	(67)	2,493
Fidelity Series Opportunistic Insights Fund	--	5,422	717	631	23	21	4,749
Fidelity Series Real Estate Equity Fund	--	940	57	43	--	(78)	805
Fidelity Series Real Estate Income Fund	--	485	--	25	--	(20)	465
Fidelity Series Short-Term Credit Fund	--	354	--	4	--	(4)	350
Fidelity Series Small Cap Discovery Fund	--	1,236	33	15	--	64	1,267
Fidelity Series Small Cap Opportunities Fund	--	3,999	95	399	(1)	(3)	3,900
Fidelity Series Stock Selector Large Cap Value Fund	--	7,637	85	589	1	(248)	7,305
Fidelity Series Value Discovery Fund	--	9,901	4,758	330	37	(108)	5,072
Total	$--	$117,464	$11,176	$6,288	$278	$3,339	$109,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value (cost $106,566) — See accompanying schedule		$109,905
Receivable for investments sold		359
Total assets		110,264
Liabilities
Payable for investments purchased	$359
Total liabilities		359
Net Assets		$109,905
Net Assets consist of:
Paid in capital		$103,300
Undistributed net investment income		90
Accumulated undistributed net realized gain (loss) on investments		3,176
Net unrealized appreciation (depreciation) on investments		3,339
Net Assets, for 10,309 shares outstanding		$109,905
Net Asset Value, offering price and redemption price per share ($109,905 ÷ 10,309 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to March 31, 2018
Investment Income
Income distributions from underlying funds		$1,740
Net investment income (loss)		1,740
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$278
Capital gain distributions from underlying funds	4,548
Total net realized gain (loss)		4,826
Change in net unrealized appreciation (depreciation) on underlying funds		3,339
Net gain (loss)		8,165
Net increase (decrease) in net assets resulting from operations		$9,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,740
Net realized gain (loss)	4,826
Change in net unrealized appreciation (depreciation)	3,339
Net increase (decrease) in net assets resulting from operations	9,905
Distributions to shareholders from net investment income	(1,650)
Distributions to shareholders from net realized gain	(1,650)
Total distributions	(3,300)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	3,300
Net increase (decrease) in net assets resulting from share transactions	103,300
Total increase (decrease) in net assets	109,905
Net Assets
Beginning of period	–
End of period	$109,905
Other Information
Undistributed net investment income end of period	$90
Shares
Sold	10,000
Issued in reinvestment of distributions	309
Net increase (decrease)	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2060 Fund

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.82
Total from investment operations	.99
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$10.66
Total ReturnD	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G
Expenses net of fee waivers, if any	- %G
Expenses net of all reductions	- %G
Net investment income (loss)	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateE	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Freedom Flex 2045 Fund, Fidelity Freedom Flex 2050 Fund, Fidelity Freedom Flex 2055 Fund and Fidelity Freedom Flex 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Income Fund	$103,359	$1,179	$(1,346)	$(167)
Fidelity Flex Freedom 2005 Fund	103,972	1,593	(1,322)	271
Fidelity Flex Freedom 2010 Fund	104,457	1,994	(1,294)	700
Fidelity Flex Freedom 2015 Fund	104,919	2,385	(1,251)	1,134
Fidelity Flex Freedom 2020 Fund	105,223	2,678	(1,214)	1,464
Fidelity Flex Freedom 2025 Fund	105,516	2,945	(1,173)	1,772
Fidelity Flex Freedom 2030 Fund	106,175	3,520	(1,104)	2,416
Fidelity Flex Freedom 2035 Fund	106,560	4,104	(913)	3,191
Fidelity Flex Freedom 2040 Fund	106,599	4,188	(903)	3,285
Fidelity Flex Freedom 2045 Fund	106,585	4,216	(897)	3,319
Fidelity Flex Freedom 2050 Fund	106,590	4,201	(897)	3,304
Fidelity Flex Freedom 2055 Fund	106,586	4,216	(896)	3,320
Fidelity Flex Freedom 2060 Fund	106,568	4,220	(883)	3,337

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Income Fund	$423	$679	$(167)
Fidelity Flex Freedom 2005 Fund	761	1,011	271
Fidelity Flex Freedom 2010 Fund	737	1,310	700
Fidelity Flex Freedom 2015 Fund	697	1,622	1,134
Fidelity Flex Freedom 2020 Fund	643	1,848	1,464
Fidelity Flex Freedom 2025 Fund	594	2,073	1,772
Fidelity Flex Freedom 2030 Fund	514	2,521	2,416
Fidelity Flex Freedom 2035 Fund	321	2,959	3,191
Fidelity Flex Freedom 2040 Fund	275	3,024	3,285
Fidelity Flex Freedom 2045 Fund	225	3,040	3,319
Fidelity Flex Freedom 2050 Fund	266	3,023	3,304
Fidelity Flex Freedom 2055 Fund	244	3,033	3,320
Fidelity Flex Freedom 2060 Fund	234	3,034	3,337

The tax character of distributions paid was as follows:

March 31, 2018(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Income Fund	$1,973	$282	$2,255
Fidelity Flex Freedom 2005 Fund	1,800	400	2,200
Fidelity Flex Freedom 2010 Fund	1,900	510	2,410
Fidelity Flex Freedom 2015 Fund	1,980	620	2,600
Fidelity Flex Freedom 2020 Fund	2,030	700	2,730
Fidelity Flex Freedom 2025 Fund	2,080	770	2,850
Fidelity Flex Freedom 2030 Fund	2,200	940	3,140
Fidelity Flex Freedom 2035 Fund	2,210	1,070	3,280
Fidelity Flex Freedom 2040 Fund	2,210	1,090	3,300
Fidelity Flex Freedom 2045 Fund	2,230	1,090	3,320
Fidelity Flex Freedom 2050 Fund	2,210	1,090	3,300
Fidelity Flex Freedom 2055 Fund	2,220	1,090	3,310
Fidelity Flex Freedom 2060 Fund	2,210	1,090	3,300

 (a) For the period June 8, 2017 (commencement of operations) to March 31, 2018.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Flex Freedom Income Fund	111,463	8,481
Fidelity Flex Freedom 2005 Fund	113,987	10,508
Fidelity Flex Freedom 2010 Fund	115,209	11,281
Fidelity Flex Freedom 2015 Fund	116,175	11,791
Fidelity Flex Freedom 2020 Fund	116,416	11,699
Fidelity Flex Freedom 2025 Fund	116,707	11,686
Fidelity Flex Freedom 2030 Fund	118,581	12,907
Fidelity Flex Freedom 2035 Fund	118,387	12,188
Fidelity Flex Freedom 2040 Fund	117,716	11,433
Fidelity Flex Freedom 2045 Fund	117,601	11,306
Fidelity Flex Freedom 2050 Fund	117,566	11,286
Fidelity Flex Freedom 2055 Fund	117,379	11,091
Fidelity Flex Freedom 2060 Fund	117,464	11,176

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Income Fund	100
Fidelity Flex Freedom 2005 Fund	100
Fidelity Flex Freedom 2010 Fund	100
Fidelity Flex Freedom 2015 Fund	100
Fidelity Flex Freedom 2020 Fund	100
Fidelity Flex Freedom 2025 Fund	100
Fidelity Flex Freedom 2030 Fund	100
Fidelity Flex Freedom 2035 Fund	100
Fidelity Flex Freedom 2040 Fund	100
Fidelity Flex Freedom 2045 Fund	100
Fidelity Flex Freedom 2050 Fund	100
Fidelity Flex Freedom 2055 Fund	100
Fidelity Flex Freedom 2060 Fund	100

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 8, 2017 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period June 8, 2017 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 21, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Flex Freedom Income Fund	- %
Actual		$1,000.00	$1,012.90	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2005 Fund	- %
Actual		$1,000.00	$1,019.50	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2010 Fund	- %
Actual		$1,000.00	$1,024.40	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2015 Fund	- %
Actual		$1,000.00	$1,030.00	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2020 Fund	- %
Actual		$1,000.00	$1,033.10	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2025 Fund	- %
Actual		$1,000.00	$1,036.10	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2030 Fund	- %
Actual		$1,000.00	$1,044.50	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2035 Fund	- %
Actual		$1,000.00	$1,051.40	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2040 Fund	- %
Actual		$1,000.00	$1,051.60	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2045 Fund	- %
Actual		$1,000.00	$1,051.80	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2050 Fund	- %
Actual		$1,000.00	$1,051.60	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2055 Fund	- %
Actual		$1,000.00	$1,051.70	$-
Hypothetical-C		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom 2060 Fund	- %
Actual		$1,000.00	$1,051.60	$-
Hypothetical-C		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Flex Freedom Income Fund	05/07/18	05/04/18	$0.014	$0.090
Fidelity Flex Freedom 2005 Fund	05/14/18	05/11/18	$0.045	$0.130
Fidelity Flex Freedom 2010 Fund	05/14/18	05/11/18	$0.040	$0.162
Fidelity Flex Freedom 2015 Fund	05/14/18	05/11/18	$0.035	$0.193
Fidelity Flex Freedom 2020 Fund	05/14/18	05/11/18	$0.031	$0.213
Fidelity Flex Freedom 2025 Fund	05/14/18	05/11/18	$0.028	$0.233
Fidelity Flex Freedom 2030 Fund	05/14/18	05/11/18	$0.020	$0.276
Fidelity Flex Freedom 2035 Fund	05/14/18	05/11/18	$0.011	$0.309
Fidelity Flex Freedom 2040 Fund	05/14/18	05/11/18	$0.009	$0.313
Fidelity Flex Freedom 2045 Fund	05/14/18	05/11/18	$0.008	$0.310
Fidelity Flex Freedom 2050 Fund	05/14/18	05/11/18	$0.008	$0.313
Fidelity Flex Freedom 2055 Fund	05/14/18	05/11/18	$0.008	$0.311
Fidelity Flex Freedom 2060 Fund	05/14/18	05/11/18	$0.009	$0.310

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Income Fund	$962
Fidelity Flex Freedom 2005 Fund	$1,411
Fidelity Flex Freedom 2010 Fund	$1,821
Fidelity Flex Freedom 2015 Fund	$2,242
Fidelity Flex Freedom 2020 Fund	$2,549
Fidelity Flex Freedom 2025 Fund	$2,843
Fidelity Flex Freedom 2030 Fund	$3,460
Fidelity Flex Freedom 2035 Fund	$4,028
Fidelity Flex Freedom 2040 Fund	$4,113
Fidelity Flex Freedom 2045 Fund	$4,129
Fidelity Flex Freedom 2050 Fund	$4,112
Fidelity Flex Freedom 2055 Fund	$4,122
Fidelity Flex Freedom 2060 Fund	$4,124

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Income Fund	19.65%
Fidelity Flex Freedom 2005 Fund	14.60%
Fidelity Flex Freedom 2010 Fund	11.06%
Fidelity Flex Freedom 2015 Fund	8.19%
Fidelity Flex Freedom 2020 Fund	6.38%
Fidelity Flex Freedom 2025 Fund	5.05%
Fidelity Flex Freedom 2030 Fund	2.82%
Fidelity Flex Freedom 2035 Fund	1.39%
Fidelity Flex Freedom 2040 Fund	1.19%
Fidelity Flex Freedom 2045 Fund	1.19%
Fidelity Flex Freedom 2050 Fund	1.20%
Fidelity Flex Freedom 2055 Fund	1.20%
Fidelity Flex Freedom 2060 Fund	1.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Flex Freedom Income Fund
July 2017	10%
August 2017	10%
September 2017	10%
October 2017	10%
November 2017	10%
December 2017	10%
February 2018	1%
March 2018	1%
Fidelity Flex Freedom 2005 Fund
December 2017	12%
Fidelity Flex Freedom 2010 Fund
December 2017	18%
Fidelity Flex Freedom 2015 Fund
December 2017	21%
Fidelity Flex Freedom 2020 Fund
December 2017	24%
Fidelity Flex Freedom 2025 Fund
December 2017	26%
Fidelity Flex Freedom 2030 Fund
December 2017	30%
Fidelity Flex Freedom 2035 Fund
December 2017	35%
Fidelity Flex Freedom 2040 Fund
December 2017	35%
Fidelity Flex Freedom 2045 Fund
December 2017	35%
Fidelity Flex Freedom 2050 Fund
December 2017	35%
Fidelity Flex Freedom 2055 Fund
December 2017	35%
Fidelity Flex Freedom 2060 Fund
December 2017	35%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Income Fund
July 2017	22%
August 2017	22%
September 2017	22%
October 2017	22%
November 2017	22%
December 2017	22%
February 2018	1%
March 2018	1%
Fidelity Flex Freedom 2005 Fund
December 2017	30%
Fidelity Flex Freedom 2010 Fund
December 2017	36%
Fidelity Flex Freedom 2015 Fund
December 2017	42%
Fidelity Flex Freedom 2020 Fund
December 2017	46%
Fidelity Flex Freedom 2025 Fund
December 2017	49%
Fidelity Flex Freedom 2030 Fund
December 2017	56%
Fidelity Flex Freedom 2035 Fund
December 2017	65%
Fidelity Flex Freedom 2040 Fund
December 2017	66%
Fidelity Flex Freedom 2045 Fund
December 2017	66%
Fidelity Flex Freedom 2050 Fund
December 2017	66%
Fidelity Flex Freedom 2055 Fund
December 2017	66%
Fidelity Flex Freedom 2060 Fund
December 2017	66%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

XFC-ANN-0518
1.9884226.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	4.90%	3.75%	4.03%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$14,850	Fidelity Freedom® Income Fund - Class K
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	6.50%	4.97%	4.49%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$15,520	Fidelity Freedom® 2005 Fund - Class K
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	7.85%	5.91%	5.27%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$16,712	Fidelity Freedom® 2010 Fund - Class K
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	9.16%	6.57%	5.53%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$17,137	Fidelity Freedom® 2015 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	10.07%	7.10%	5.62%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$17,278	Fidelity Freedom® 2020 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	10.86%	7.88%	6.08%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,042	Fidelity Freedom® 2025 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	12.88%	8.82%	6.22%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,283	Fidelity Freedom® 2030 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	14.40%	9.65%	6.61%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,961	Fidelity Freedom® 2035 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	14.65%	9.76%	6.57%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,903	Fidelity Freedom® 2040 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	14.62%	9.82%	6.60%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,956	Fidelity Freedom® 2045 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	14.63%	9.84%	6.43%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund - Class K on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$18,652	Fidelity Freedom® 2050 Fund - Class K
$24,771	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Class K	14.63%	9.94%	8.79%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund - Class K on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$17,790	Fidelity Freedom® 2055 Fund - Class K
$23,219	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Class K	14.60%	8.79%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund - Class K on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$13,605	Fidelity Freedom® 2060 Fund - Class K
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Freedom Fund posted a gain ranging from about 5% for Freedom Income Fund to about 13% to 15% for Freedom 2030 on up. Each Fund bested its respective Composite benchmark by between about 0.5 and 1.5 percentage points. Results among actively-managed underlying investments added notable value versus Composites; top-down asset allocation decisions also contributed. Underweighting the investment-grade debt asset class helped most. Security selection there also added value. Out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying equity investments also added value overall, although allocation and selection among several value-oriented investments detracted. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full 12 months, although the balance shifted toward the positive near the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Freedom® Funds recently approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Freedom Fund shareholders pay (relative to fund expenses as of March 31, 2016) and provides for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Freedom Fund charges shareholders for all of its operating expenses directly, and most expenses that were previously charged by the underlying funds in which Freedom Funds invest have been eliminated.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.1
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Intrinsic Opportunities Fund	2.1
85.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.1%
International Equity Funds	9.1%
Bond Funds	47.0%
Short-Term Funds	28.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $159,840)	160,000	159,823
	Shares	Value

Domestic Equity Funds - 15.1%
Fidelity Series 100 Index Fund (a)	932,400	$15,916,073
Fidelity Series 1000 Value Index Fund (a)	1,605,160	19,791,623
Fidelity Series All-Sector Equity Fund (a)	2,504,211	30,551,376
Fidelity Series Blue Chip Growth Fund (a)	2,210,102	31,582,362
Fidelity Series Commodity Strategy Fund (a)	14,555,236	79,034,933
Fidelity Series Growth & Income Fund (a)	4,533,220	69,040,943
Fidelity Series Growth Company Fund (a)	3,826,536	67,193,973
Fidelity Series Intrinsic Opportunities Fund (a)	4,330,942	78,260,126
Fidelity Series Opportunistic Insights Fund (a)	1,972,469	34,616,831
Fidelity Series Real Estate Equity Fund (a)	517,743	6,171,500
Fidelity Series Small Cap Discovery Fund (a)	765,169	9,419,231
Fidelity Series Small Cap Opportunities Fund (a)	2,016,716	28,758,372
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,361,445	53,907,465
Fidelity Series Value Discovery Fund (a)	2,963,189	38,314,030
TOTAL DOMESTIC EQUITY FUNDS
(Cost $421,308,714)		562,558,838

International Equity Funds - 9.1%
Fidelity Series Canada Fund (a)	916,934	9,334,390
Fidelity Series Emerging Markets Fund (a)	5,230,522	114,600,734
Fidelity Series International Growth Fund (a)	6,006,767	97,009,280
Fidelity Series International Small Cap Fund (a)	1,295,971	24,130,987
Fidelity Series International Value Fund (a)	9,018,331	95,143,387
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,742,177)		340,218,778

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,828,250	28,508,764
Fidelity Series Floating Rate High Income Fund (a)	961,916	9,147,819
Fidelity Series High Income Fund (a)	5,880,995	56,045,887
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,479,356	140,449,749
Fidelity Series International Credit Fund (a)	188,539	1,872,196
Fidelity Series Investment Grade Bond Fund (a)	128,341,694	1,414,325,467
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,171,532	78,600,027
Fidelity Series Real Estate Income Fund (a)	1,618,978	17,355,440
TOTAL BOND FUNDS
(Cost $1,744,094,292)		1,746,305,349

Short-Term Funds - 28.8%
Fidelity Cash Central Fund, 1.72% (b)	290,184	290,242
Fidelity Series Government Money Market Fund 1.67% (a)(c)	859,951,401	859,951,401
Fidelity Series Short-Term Credit Fund (a)	21,443,201	211,429,964
TOTAL SHORT-TERM FUNDS
(Cost $1,074,154,244)		1,071,671,607
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,479,459,267)		3,720,914,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,344,340)
NET ASSETS - 100%		$3,719,570,055

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$786
Total	$786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$847,378	$5,600,473	$366,979	$1,603,841	$(2,298)	$15,916,073
Fidelity Series 1000 Value Index Fund	14,043,610	1,553,680	5,449,735	889,266	298,944	285,430	19,791,623
Fidelity Series All-Sector Equity Fund	21,673,165	5,546,682	10,063,315	4,618,629	1,340,336	(2,126,934)	30,551,376
Fidelity Series Blue Chip Growth Fund	22,111,317	4,748,694	12,630,589	3,802,726	2,389,237	364,358	31,582,362
Fidelity Series Canada Fund	--	10,837,275	1,450,079	112,907	35,932	(307,540)	9,334,390
Fidelity Series Commodity Strategy Fund	35,467,629	13,952,748	5,567,073	418,263	(2,263,020)	4,813,599	79,034,933
Fidelity Series Emerging Markets Debt Fund	16,127,912	2,388,073	1,611,854	1,704,046	(5,985)	(769,341)	28,508,764
Fidelity Series Emerging Markets Fund	100,230,776	7,969,644	94,758,312	3,680,893	18,598,183	5,443,588	114,600,734
Fidelity Series Floating Rate High Income	5,291,055	626,379	668,634	375,675	(5,302)	7,971	9,147,819
Fidelity Series Government Money Market	449,183,508	129,867,109	57,385,843	7,705,271	--	--	859,951,401
Fidelity Series Growth & Income Fund	37,258,926	16,531,520(a)	20,824,364	3,203,948	844,338	2,575,967	69,040,943
Fidelity Series Growth Company Fund	43,774,948	8,100,226	22,798,200	6,403,794	7,106,401	1,999,476	67,193,973
Fidelity Series High Income Fund	32,354,262	4,260,349	3,895,116	2,903,512	(25,378)	(618,897)	56,045,887
Fidelity Series Inflation-Protected Bond	80,976,154	11,946,405	10,128,587	2,972,690	(217,612)	(3,037,763)	140,449,749
Fidelity Series International Credit Fund	--	1,081,387	409	23,078	--	(8,989)	1,872,196
Fidelity Series International Growth Fund	56,577,829	7,613,837	24,196,218	3,185,842	3,133,175	6,981,054	97,009,280
Fidelity Series International Small Cap Fund	12,490,172	2,968,128	5,458,592	1,508,289	550,918	2,771,140	24,130,987
Fidelity Series International Value Fund	56,718,964	8,954,374	23,140,205	3,184,445	2,231,493	3,583,160	95,143,387
Fidelity Series Intrinsic Opportunities Fund	34,027,643	16,931,280(a)	15,188,215	3,892,824	644,767	5,849,463	78,260,126
Fidelity Series Investment Grade Bond Fund	801,856,863	136,607,625	98,267,408	35,182,631	(563,232)	(30,381,432)	1,414,325,467
Fidelity Series Long-Term Treasury Bond	751,776	69,100,744	3,995,140	1,255,318	(118,590)	(2,624,505)	78,600,027
Fidelity Series Opportunistic Insights Fund	24,263,870	5,954,119	13,935,729	4,910,101	4,209,588	(1,933,325)	34,616,831
Fidelity Series Real Estate Equity Fund	4,491,516	545,065	1,191,179	293,187	129,122	(702,883)	6,171,500
Fidelity Series Real Estate Income Fund	10,269,443	1,496,756	1,399,702	879,993	7,781	(668,446)	17,355,440
Fidelity Series Short-Term Credit Fund	149,257,239	10,295,488	54,924,517	3,584,408	(152,539)	(2,727,503)	211,429,964
Fidelity Series Small Cap Discovery Fund	6,625,176	379,810	2,462,259	104,020	356,854	422,057	9,419,231
Fidelity Series Small Cap Opportunities Fund	19,807,202	4,118,318	8,028,452	3,285,711	785,993	(653,051)	28,758,372
Fidelity Series Stock Selector Large Cap	37,719,914	6,359,551	12,938,124	4,586,126	1,619,357	(3,321,236)	53,907,465
Fidelity Series Value Discovery Fund	52,910,613	4,502,037	35,959,942(a)	2,654,889	6,751,171	(6,916,606)	38,314,030
	$2,137,753,157	$496,084,681	$553,918,265	$107,689,461	$49,285,773	$(21,703,486)	$3,720,464,330

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$159,823	$--	$159,823	$--
Domestic Equity Funds	562,558,838	562,558,838	--	--
International Equity Funds	340,218,778	340,218,778	--	--
Bond Funds	1,746,305,349	1,746,305,349	--	--
Short-Term Funds	1,071,671,607	1,071,671,607	--	--
Total Investments in Securities:	$3,720,914,395	$3,720,754,572	$159,823	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,840)	$159,823
Fidelity Central Funds (cost $290,242)	290,242
Affiliated issuers (cost $3,479,009,185)	3,720,464,330
Total Investment in Securities (cost $3,479,459,267)		$3,720,914,395
Cash		15,040
Receivable for investments sold		3,417,039
Receivable for fund shares sold		5,872,890
Distributions receivable from Fidelity Central Funds		395
Total assets		3,730,219,759
Liabilities
Payable for investments purchased	$2,545,950
Payable for fund shares redeemed	6,727,848
Accrued management fee	1,375,906
Total liabilities		10,649,704
Net Assets		$3,719,570,055
Net Assets consist of:
Paid in capital		$3,443,820,400
Undistributed net investment income		5,475,633
Accumulated undistributed net realized gain (loss) on investments		28,818,894
Net unrealized appreciation (depreciation) on investments		241,455,128
Net Assets		$3,719,570,055
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,111,740,995 ÷ 180,622,191 shares)		$11.69
Class K:
Net Asset Value, offering price and redemption price per share ($1,568,575,981 ÷ 134,349,303 shares)		$11.68
Class K6:
Net Asset Value, offering price and redemption price per share ($39,253,079 ÷ 3,360,520 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$66,680,928
Interest		396
Income from Fidelity Central Funds		786
Total income		66,682,110
Expenses
Management fee	$12,104,050
Independent trustees' fees and expenses	10,785
Total expenses before reductions	12,114,835
Expense reductions	(1,425)	12,113,410
Net investment income (loss)		54,568,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	49,285,773
Futures contracts	157,120
Realized gain distributions from underlying funds:
Affiliated issuers	41,008,533
Total net realized gain (loss)		90,451,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17)
Other affiliated issuers	(21,703,486)
Total change in net unrealized appreciation (depreciation)		(21,703,503)
Net gain (loss)		68,747,923
Net increase (decrease) in net assets resulting from operations		$123,316,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,568,700	$36,768,529
Net realized gain (loss)	90,451,426	31,357,348
Change in net unrealized appreciation (depreciation)	(21,703,503)	59,659,034
Net increase (decrease) in net assets resulting from operations	123,316,623	127,784,911
Distributions to shareholders from net investment income	(51,949,454)	(37,016,596)
Distributions to shareholders from net realized gain	(67,440,706)	(32,674,118)
Total distributions	(119,390,160)	(69,690,714)
Share transactions - net increase (decrease)	1,577,891,442	(105,335,895)
Total increase (decrease) in net assets	1,581,817,905	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,719,570,055	$2,137,752,150
Other Information
Undistributed net investment income end of period	$5,475,633	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	.38	.49	(.27)	.28	.30
Total from investment operations	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.19)	(.20)B	(.21)	(.20)	(.16)
Distributions from net realized gain	(.25)	(.17)B	(.22)	(.40)	(.35)
Total distributions	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnC	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.39%	-%	-%	-%	-%
Expenses net of all reductions	.39%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateE	17%G	31%	20%	26%G	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.05
Total from investment operations	.24
Distributions from net investment income	(.16)
Distributions from net realized gain	(.17)
Total distributions	(.32)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.42%H
Expenses net of all reductions	.42%H
Net investment income (loss)	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,568,576
Portfolio turnover rateG	17%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.15
Total from investment operations	.33
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.37%H
Expenses net of all reductions	.37%H
Net investment income (loss)	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$39,253
Portfolio turnover rateG	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4
Fidelity Series Intrinsic Opportunities Fund	3.2
Fidelity Series Growth & Income Fund	2.8
Fidelity Series Growth Company Fund	2.6
80.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	12.1%
Bond Funds	43.4%
Short-Term Funds	23.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $49,945)	50,000	49,940
	Shares	Value

Domestic Equity Funds - 21.5%
Fidelity Series 100 Index Fund (a)	381,683	$6,515,325
Fidelity Series 1000 Value Index Fund (a)	658,416	8,118,267
Fidelity Series All-Sector Equity Fund (a)	1,027,062	12,530,153
Fidelity Series Blue Chip Growth Fund (a)	906,463	12,953,358
Fidelity Series Commodity Strategy Fund (a)	3,989,908	21,665,200
Fidelity Series Growth & Income Fund (a)	1,859,394	28,318,570
Fidelity Series Growth Company Fund (a)	1,541,439	27,067,672
Fidelity Series Intrinsic Opportunities Fund (a)	1,788,193	32,312,650
Fidelity Series Opportunistic Insights Fund (a)	808,967	14,197,365
Fidelity Series Real Estate Equity Fund (a)	211,632	2,522,653
Fidelity Series Small Cap Discovery Fund (a)	313,803	3,862,917
Fidelity Series Small Cap Opportunities Fund (a)	827,148	11,795,128
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,789,046	22,112,603
Fidelity Series Value Discovery Fund (a)	1,215,323	15,714,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $170,905,009)		219,685,990

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	338,270	3,443,587
Fidelity Series Emerging Markets Fund (a)	1,869,010	40,950,004
Fidelity Series International Growth Fund (a)	2,207,633	35,653,275
Fidelity Series International Small Cap Fund (a)	474,657	8,838,106
Fidelity Series International Value Fund (a)	3,325,630	35,085,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $90,895,323)		123,970,373

Bond Funds - 43.4%
Fidelity Series Emerging Markets Debt Fund (a)	753,953	7,599,846
Fidelity Series Floating Rate High Income Fund (a)	260,363	2,476,054
Fidelity Series High Income Fund (a)	1,602,676	15,273,504
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,539,178	34,330,025
Fidelity Series International Credit Fund (a)	51,549	511,877
Fidelity Series Investment Grade Bond Fund (a)	32,413,392	357,195,577
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,555,005	21,896,394
Fidelity Series Real Estate Income Fund (a)	443,746	4,756,952
TOTAL BOND FUNDS
(Cost $457,808,844)		444,040,229

Short-Term Funds - 23.0%
Fidelity Cash Central Fund, 1.72% (b)	50,957	50,967
Fidelity Series Government Money Market Fund 1.67% (a)(c)	188,891,827	188,891,827
Fidelity Series Short-Term Credit Fund (a)	4,700,799	46,349,875
TOTAL SHORT-TERM FUNDS
(Cost $235,863,721)		235,292,669
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $955,522,842)		1,023,039,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379,370)
NET ASSETS - 100%		$1,022,659,831

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153
Total	$153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$621,938	$2,415,395	$149,795	$671,610	$(7,807)	$6,515,325
Fidelity Series 1000 Value Index Fund	5,728,190	961,402	2,365,629	363,095	122,183	123,977	8,118,267
Fidelity Series All-Sector Equity Fund	8,840,190	2,808,388	4,349,832	1,887,739	218,806	(524,709)	12,530,153
Fidelity Series Blue Chip Growth Fund	9,019,055	2,507,485	5,413,709	1,564,793	895,577	244,928	12,953,358
Fidelity Series Canada Fund	--	3,717,783	622,409	41,329	13,346	(102,872)	3,443,587
Fidelity Series Commodity Strategy Fund	9,618,952	4,789,948	1,832,612	113,578	(55,142)	755,609	21,665,200
Fidelity Series Emerging Markets Debt Fund	4,351,269	888,168	553,073	455,196	(1,714)	(201,092)	7,599,846
Fidelity Series Emerging Markets Fund	33,214,881	4,565,147	28,710,526	1,259,171	4,517,541	3,649,921	40,950,004
Fidelity Series Floating Rate High Income	1,443,737	272,281	229,489	101,814	(690)	1,236	2,476,054
Fidelity Series Government Money Market	93,037,687	44,536,962	15,737,694	1,651,835	--	--	188,891,827
Fidelity Series Growth & Income Fund	15,197,493	8,020,459(a)	9,096,019	1,330,696	325,841	1,076,045	28,318,570
Fidelity Series Growth Company Fund	17,856,033	4,229,496	10,146,455	2,613,976	2,790,607	1,010,263	27,067,672
Fidelity Series High Income Fund	8,842,210	1,744,679	1,268,933	791,455	(583)	(174,954)	15,273,504
Fidelity Series Inflation-Protected Bond	19,379,371	5,001,737	3,087,023	712,807	(107,121)	(663,873)	34,330,025
Fidelity Series International Credit Fund	--	308,400	431	6,309	--	(2,333)	511,877
Fidelity Series International Growth Fund	21,908,894	3,721,539	10,021,025	1,165,773	1,373,664	2,485,835	35,653,275
Fidelity Series International Small Cap Fund	4,894,618	1,253,411	2,348,466	551,928	268,793	1,000,349	8,838,106
Fidelity Series International Value Fund	21,965,189	4,241,984	9,479,468	1,165,109	479,058	1,753,411	35,085,401
Fidelity Series Intrinsic Opportunities Fund	13,804,364	8,248,158(a)	6,099,248	1,564,903	259,708	2,410,575	32,312,650
Fidelity Series Investment Grade Bond Fund	196,594,195	59,323,295	30,755,947	8,729,981	(239,197)	(7,400,646)	357,195,577
Fidelity Series Long-Term Treasury Bond	181,407	19,986,679	1,487,132	346,747	(34,515)	(711,569)	21,896,394
Fidelity Series Opportunistic Insights Fund	9,897,007	3,043,256	5,970,261	2,005,342	1,616,745	(658,368)	14,197,365
Fidelity Series Real Estate Equity Fund	1,819,013	332,035	528,409	121,667	9,508	(242,167)	2,522,653
Fidelity Series Real Estate Income Fund	2,851,782	602,608	460,609	243,037	(1,027)	(178,913)	4,756,952
Fidelity Series Short-Term Credit Fund	30,870,409	4,787,267	9,811,649	760,413	(25,902)	(594,271)	46,349,875
Fidelity Series Small Cap Discovery Fund	2,702,182	319,205	1,079,223	42,756	136,086	183,994	3,862,917
Fidelity Series Small Cap Opportunities Fund	8,077,116	2,185,459	3,495,850	1,351,930	196,427	(137,597)	11,795,128
Fidelity Series Stock Selector Large Cap	15,385,439	3,493,987	5,694,539	1,873,493	208,051	(882,281)	22,112,603
Fidelity Series Value Discovery Fund	21,581,521	2,325,521	14,795,863(a)	1,088,046	1,133,767	(1,193,695)	15,714,129
	$583,749,554	$198,838,677	$187,856,918	$34,054,713	$14,771,427	$1,018,996	$1,022,938,294

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$49,940	$--	$49,940	$--
Domestic Equity Funds	219,685,990	219,685,990	--	--
International Equity Funds	123,970,373	123,970,373	--	--
Bond Funds	444,040,229	444,040,229	--	--
Short-Term Funds	235,292,669	235,292,669	--	--
Total Investments in Securities:	$1,023,039,201	$1,022,989,261	$49,940	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,945)	$49,940
Fidelity Central Funds (cost $50,967)	50,967
Affiliated issuers (cost $955,421,930)	1,022,938,294
Total Investment in Securities (cost $955,522,842)		$1,023,039,201
Cash		19,759
Receivable for investments sold		1,883,678
Receivable for fund shares sold		670,688
Distributions receivable from Fidelity Central Funds		68
Total assets		1,025,613,394
Liabilities
Payable for investments purchased	$676,421
Payable for fund shares redeemed	1,877,810
Accrued management fee	399,332
Total liabilities		2,953,563
Net Assets		$1,022,659,831
Net Assets consist of:
Paid in capital		$940,589,610
Undistributed net investment income		2,657,371
Accumulated undistributed net realized gain (loss) on investments		11,896,491
Net unrealized appreciation (depreciation) on investments		67,516,359
Net Assets		$1,022,659,831
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($590,055,508 ÷ 47,192,195 shares)		$12.50
Class K:
Net Asset Value, offering price and redemption price per share ($422,621,620 ÷ 33,848,388 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($9,982,703 ÷ 799,154 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$18,241,247
Interest		121
Income from Fidelity Central Funds		153
Total income		18,241,521
Expenses
Management fee	$3,500,279
Independent trustees' fees and expenses	2,955
Total expenses before reductions	3,503,234
Expense reductions	(383)	3,502,851
Net investment income (loss)		14,738,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	14,771,427
Futures contracts	40,735
Realized gain distributions from underlying funds:
Affiliated issuers	15,813,466
Total net realized gain (loss)		30,625,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5)
Other affiliated issuers	1,018,996
Total change in net unrealized appreciation (depreciation)		1,018,991
Net gain (loss)		31,644,619
Net increase (decrease) in net assets resulting from operations		$46,383,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,738,670	$9,931,239
Net realized gain (loss)	30,625,628	8,364,571
Change in net unrealized appreciation (depreciation)	1,018,991	26,065,382
Net increase (decrease) in net assets resulting from operations	46,383,289	44,361,192
Distributions to shareholders from net investment income	(13,671,334)	(10,200,069)
Distributions to shareholders from net realized gain	(20,759,680)	(7,369,706)
Total distributions	(34,431,014)	(17,569,775)
Share transactions - net increase (decrease)	426,953,870	(23,764,200)
Total increase (decrease) in net assets	438,906,145	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,022,659,831	$583,753,686
Other Information
Undistributed net investment income end of period	$2,657,371	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.59	.71	(.34)	.40	.58
Total from investment operations	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%	-%	-%	-%	-%
Expenses net of all reductions	.41%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateH	23%J	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.15
Total from investment operations	.36
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.49
Total ReturnC,D	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$422,622
Portfolio turnover rateF	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.29
Total from investment operations	.49
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.36)C
Net asset value, end of period	$12.49
Total ReturnD,E	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H
Expenses net of fee waivers, if any	.38%H
Expenses net of all reductions	.38%H
Net investment income (loss)	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,983
Portfolio turnover rateG	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Growth Company Fund	3.5
Fidelity Series Stock Selector Large Cap Value Fund	2.8
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.5%
Short-Term Funds	18.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $289,694)	290,000	289,665
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Series 100 Index Fund (a)	3,185,501	$54,376,498
Fidelity Series 1000 Value Index Fund (a)	5,481,597	67,588,086
Fidelity Series All-Sector Equity Fund (a)	8,552,352	104,338,689
Fidelity Series Blue Chip Growth Fund (a)	7,549,697	107,885,174
Fidelity Series Commodity Strategy Fund (a)	25,266,591	137,197,589
Fidelity Series Growth & Income Fund (a)	15,600,577	237,596,786
Fidelity Series Growth Company Fund (a)	12,750,918	223,906,115
Fidelity Series Intrinsic Opportunities Fund (a)	14,963,265	270,386,197
Fidelity Series Opportunistic Insights Fund (a)	6,738,166	118,254,820
Fidelity Series Real Estate Equity Fund (a)	1,744,348	20,792,626
Fidelity Series Small Cap Discovery Fund (a)	2,613,303	32,169,764
Fidelity Series Small Cap Opportunities Fund (a)	6,889,918	98,250,232
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,892,863	184,075,787
Fidelity Series Value Discovery Fund (a)	10,118,435	130,831,369
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,319,652,941)		1,787,649,732

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	2,661,429	27,093,349
Fidelity Series Emerging Markets Fund (a)	14,511,034	317,936,755
Fidelity Series International Growth Fund (a)	17,395,356	280,934,996
Fidelity Series International Small Cap Fund (a)	3,738,243	69,606,079
Fidelity Series International Value Fund (a)	26,183,025	276,230,918
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $697,806,891)		971,802,097

Bond Funds - 39.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,791,362	48,296,926
Fidelity Series Floating Rate High Income Fund (a)	1,624,258	15,446,698
Fidelity Series High Income Fund (a)	10,121,182	96,454,868
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,370,606	178,194,874
Fidelity Series International Credit Fund (a)	345,573	3,431,541
Fidelity Series Investment Grade Bond Fund (a)	186,441,606	2,054,586,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,423,688	140,751,002
Fidelity Series Real Estate Income Fund (a)	2,780,328	29,805,115
TOTAL BOND FUNDS
(Cost $2,641,110,447)		2,566,967,526

Short-Term Funds - 18.0%
Fidelity Cash Central Fund, 1.72% (b)	510,159	510,261
Fidelity Series Government Money Market Fund 1.67% (a)(c)	939,655,611	939,655,611
Fidelity Series Short-Term Credit Fund (a)	23,345,975	230,191,316
TOTAL SHORT-TERM FUNDS
(Cost $1,173,245,889)		1,170,357,188
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,832,105,862)		6,497,066,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,716,190)
NET ASSETS - 100%		$6,494,350,018

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,423
Total	$1,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$2,333,112	$19,581,976	$1,275,807	$6,446,644	$(659,445)	$54,376,498
Fidelity Series 1000 Value Index Fund	51,526,879	4,373,998	18,799,150	3,089,471	1,297,276	858,737	67,588,086
Fidelity Series All-Sector Equity Fund	79,520,284	18,024,716	35,227,758	16,011,002	2,766,233	(5,065,985)	104,338,689
Fidelity Series Blue Chip Growth Fund	81,130,669	15,431,967	44,426,552	13,388,441	8,812,658	1,308,617	107,885,174
Fidelity Series Canada Fund	--	27,705,795	4,922,747	332,692	110,754	(743,549)	27,093,349
Fidelity Series Commodity Strategy Fund	66,580,114	28,551,247	14,270,497	740,792	(11,384,868)	16,016,439	137,197,589
Fidelity Series Emerging Markets Debt Fund	30,964,719	3,808,990	4,298,421	3,024,377	(4,128)	(1,246,478)	48,296,926
Fidelity Series Emerging Markets Fund	271,438,238	17,268,950	206,816,258	9,991,354	36,815,202	28,873,944	317,936,755
Fidelity Series Floating Rate High Income	10,226,318	943,449	1,784,304	669,915	(59,087)	61,390	15,446,698
Fidelity Series Government Money Market	504,760,496	209,280,205	94,326,031	8,465,017	--	--	939,655,611
Fidelity Series Growth & Income Fund	136,706,954	59,585,080(a)	72,770,652	11,643,529	3,324,748	8,630,437	237,596,786
Fidelity Series Growth Company Fund	160,622,872	26,052,163	86,961,249	22,263,416	25,637,079	7,884,174	223,906,115
Fidelity Series High Income Fund	62,714,112	6,892,974	9,873,456	5,233,960	(155,620)	(895,818)	96,454,868
Fidelity Series Inflation-Protected Bond	110,955,952	22,213,998	19,177,818	3,771,538	(1,704,177)	(2,304,725)	178,194,874
Fidelity Series International Credit Fund	--	2,154,311	787	42,300	--	(14,755)	3,431,541
Fidelity Series International Growth Fund	192,889,582	14,770,899	81,500,112	9,381,954	19,466,569	13,364,048	280,934,996
Fidelity Series International Small Cap Fund	43,404,977	5,694,875	18,734,806	4,441,866	3,983,220	6,696,492	69,606,079
Fidelity Series International Value Fund	193,388,884	17,495,887	75,378,897	9,377,932	5,205,106	14,006,938	276,230,918
Fidelity Series Intrinsic Opportunities Fund	123,853,701	58,948,643(a)	43,149,368	13,244,767	2,248,209	21,025,809	270,386,197
Fidelity Series Investment Grade Bond Fund	1,251,611,176	283,557,279	213,218,799	52,208,849	(965,416)	(42,224,329)	2,054,586,502
Fidelity Series Long-Term Treasury Bond	1,150,158	131,120,746	11,129,402	2,278,111	(310,904)	(4,552,199)	140,751,002
Fidelity Series Opportunistic Insights Fund	89,027,558	19,316,458	48,931,958	17,046,491	14,690,913	(6,035,109)	118,254,820
Fidelity Series Real Estate Equity Fund	16,232,403	1,780,737	4,315,408	1,056,774	451,795	(2,421,025)	20,792,626
Fidelity Series Real Estate Income Fund	20,314,432	2,355,015	3,833,020	1,613,771	74,053	(1,215,127)	29,805,115
Fidelity Series Short-Term Credit Fund	167,320,535	12,868,915	45,926,995	3,890,757	(179,868)	(2,896,457)	230,191,316
Fidelity Series Small Cap Discovery Fund	24,305,650	957,762	8,620,137	368,623	1,364,772	1,356,498	32,169,764
Fidelity Series Small Cap Opportunities Fund	72,102,603	13,353,123	27,468,826	11,555,066	2,227,785	(1,730,329)	98,250,232
Fidelity Series Stock Selector Large Cap	138,322,291	19,455,454	44,675,943	15,915,565	6,321,029	(11,875,929)	184,075,787
Fidelity Series Value Discovery Fund	194,132,279	13,072,845	129,101,358(a)	9,347,686	22,712,331	(23,177,975)	130,831,369
	$4,137,368,482	$1,039,369,593	$1,389,222,685	$251,671,823	$149,192,308	$13,024,289	$6,496,266,282

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$289,665	$--	$289,665	$--
Domestic Equity Funds	1,787,649,732	1,787,649,732	--	--
International Equity Funds	971,802,097	971,802,097	--	--
Bond Funds	2,566,967,526	2,566,967,526	--	--
Short-Term Funds	1,170,357,188	1,170,357,188	--	--
Total Investments in Securities:	$6,497,066,208	$6,496,776,543	$289,665	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $289,694)	$289,665
Fidelity Central Funds (cost $510,261)	510,261
Affiliated issuers (cost $5,831,305,907)	6,496,266,282
Total Investment in Securities (cost $5,832,105,862)		$6,497,066,208
Cash		26,739
Receivable for investments sold		6,874,761
Receivable for fund shares sold		8,048,143
Distributions receivable from Fidelity Central Funds		708
Other receivables		90,015
Total assets		6,512,106,574
Liabilities
Payable for investments purchased	$5,290,863
Payable for fund shares redeemed	9,599,206
Accrued management fee	2,776,469
Other payables and accrued expenses	90,018
Total liabilities		17,756,556
Net Assets		$6,494,350,018
Net Assets consist of:
Paid in capital		$5,691,758,250
Undistributed net investment income		13,674,100
Accumulated undistributed net realized gain (loss) on investments		123,957,322
Net unrealized appreciation (depreciation) on investments		664,960,346
Net Assets		$6,494,350,018
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,038,370,495 ÷ 252,665,052 shares)		$15.98
Class K:
Net Asset Value, offering price and redemption price per share ($2,396,182,288 ÷ 150,068,108 shares)		$15.97
Class K6:
Net Asset Value, offering price and redemption price per share ($59,797,235 ÷ 3,745,309 shares)		$15.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$120,817,993
Interest		710
Income from Fidelity Central Funds		1,423
Total income		120,820,126
Expenses
Management fee	$25,206,200
Independent trustees' fees and expenses	19,884
Total expenses before reductions	25,226,084
Expense reductions	(3,153)	25,222,931
Net investment income (loss)		95,597,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	149,192,308
Futures contracts	279,324
Realized gain distributions from underlying funds:
Affiliated issuers	130,853,830
Total net realized gain (loss)		280,325,462
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(29)
Other affiliated issuers	13,024,289
Total change in net unrealized appreciation (depreciation)		13,024,260
Net gain (loss)		293,349,722
Net increase (decrease) in net assets resulting from operations		$388,946,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,597,195	$71,245,001
Net realized gain (loss)	280,325,462	79,597,248
Change in net unrealized appreciation (depreciation)	13,024,260	221,525,569
Net increase (decrease) in net assets resulting from operations	388,946,917	372,367,818
Distributions to shareholders from net investment income	(93,275,651)	(71,220,043)
Distributions to shareholders from net realized gain	(192,908,815)	(73,776,491)
Total distributions	(286,184,466)	(144,996,534)
Share transactions - net increase (decrease)	2,254,227,956	(361,162,304)
Total increase (decrease) in net assets	2,356,990,407	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,494,350,018	$4,137,359,611
Other Information
Undistributed net investment income end of period	$13,674,100	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.95	1.08	(.50)	.62	.99
Total from investment operations	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.44%	-%	-%	-%	-%
Expenses net of all reductions	.44%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateF	19%H	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.31
Total from investment operations	.58
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,396,182
Portfolio turnover rateF	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	4.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$59,797
Portfolio turnover rateF	19%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.1
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series Growth & Income Fund	4.6
Fidelity Series Growth Company Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.5
Fidelity Series Short-Term Credit Fund	2.6
75.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	17.7%
Bond Funds	35.1%
Short-Term Funds	13.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $449,526)	450,000	449,482
	Shares	Value

Domestic Equity Funds - 33.8%
Fidelity Series 100 Index Fund (a)	6,184,333	$105,566,561
Fidelity Series 1000 Value Index Fund (a)	10,641,233	131,206,403
Fidelity Series All-Sector Equity Fund (a)	16,602,473	202,550,169
Fidelity Series Blue Chip Growth Fund (a)	14,655,349	209,424,941
Fidelity Series Commodity Strategy Fund (a)	39,502,786	214,500,126
Fidelity Series Growth & Income Fund (a)	30,734,674	468,089,078
Fidelity Series Growth Company Fund (a)	24,620,416	432,334,504
Fidelity Series Intrinsic Opportunities Fund (a)	29,109,502	526,008,710
Fidelity Series Opportunistic Insights Fund (a)	13,079,138	229,538,880
Fidelity Series Real Estate Equity Fund (a)	3,374,989	40,229,865
Fidelity Series Small Cap Discovery Fund (a)	5,073,183	62,450,884
Fidelity Series Small Cap Opportunities Fund (a)	13,376,219	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,912,647	357,360,316
Fidelity Series Value Discovery Fund (a)	19,643,088	253,985,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,525,468,699)		3,423,990,445

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	4,979,953	50,695,921
Fidelity Series Emerging Markets Fund (a)	25,893,344	567,323,168
Fidelity Series International Growth Fund (a)	32,375,305	522,861,176
Fidelity Series International Small Cap Fund (a)	6,995,666	130,259,302
Fidelity Series International Value Fund (a)	49,005,436	517,007,350
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,279,938,286)		1,788,146,917

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	7,183,692	72,411,618
Fidelity Series Floating Rate High Income Fund (a)	2,496,316	23,739,962
Fidelity Series High Income Fund (a)	15,573,505	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,525,053	199,093,014
Fidelity Series International Credit Fund (a)	530,739	5,270,239
Fidelity Series Investment Grade Bond Fund (a)	257,652,470	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,972,307	222,582,675
Fidelity Series Real Estate Income Fund (a)	4,222,841	45,268,860
TOTAL BOND FUNDS
(Cost $3,627,880,366)		3,556,112,082

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.72% (b)	800,475	800,635
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,087,835,535	1,087,835,535
Fidelity Series Short-Term Credit Fund (a)	26,987,109	266,092,890
TOTAL SHORT-TERM FUNDS
(Cost $1,358,186,681)		1,354,729,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,791,923,558)		10,123,427,986
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,514,867)
NET ASSETS - 100%		$10,118,913,119

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,231
Total	$2,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$6,471,212	$31,600,161	$2,445,276	$8,349,643	$1,863,225	$105,566,561
Fidelity Series 1000 Value Index Fund	80,656,571	10,827,030	29,097,198	5,925,837	1,733,564	1,982,020	131,206,403
Fidelity Series All-Sector Equity Fund	124,616,586	38,407,172	56,075,788	30,783,183	4,152,555	(10,378,050)	202,550,169
Fidelity Series Blue Chip Growth Fund	127,141,191	33,214,123	72,110,668	25,324,149	12,135,229	4,208,443	209,424,941
Fidelity Series Canada Fund	--	45,988,871	7,960,816	611,516	164,342	(1,263,653)	50,695,921
Fidelity Series Commodity Strategy Fund	86,815,524	43,439,119	19,030,555	1,136,414	(7,027,102)	14,046,326	214,500,126
Fidelity Series Emerging Markets Debt Fund	39,502,649	6,739,600	5,959,636	4,342,424	(34,099)	(2,023,299)	72,411,618
Fidelity Series Emerging Markets Fund	385,531,580	42,091,090	312,328,593	17,598,154	55,096,466	46,186,131	567,323,168
Fidelity Series Floating Rate High Income Fund	13,161,870	1,816,171	2,470,710	977,085	(52,594)	63,049	23,739,962
Fidelity Series Government Money Market Fund 1.67%	465,951,336	287,549,646	98,199,939	9,234,260	--	--	1,087,835,535
Fidelity Series Growth & Income Fund	214,234,599	114,702,334(a)	117,932,720	20,742,566	5,207,632	17,150,876	468,089,078
Fidelity Series Growth Company Fund	251,720,311	56,677,053	141,084,043	42,671,805	37,388,697	19,329,437	432,334,504
Fidelity Series High Income Fund	80,807,497	12,737,794	13,735,026	7,661,537	(120,801)	(1,624,801)	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	32,235,881	18,721,967	4,148,348	(471,166)	(4,184,161)	199,093,014
Fidelity Series International Credit Fund	--	2,824,311	1,593	64,966	--	(27,509)	5,270,239
Fidelity Series International Growth Fund	297,558,345	36,844,750	133,891,075	17,329,767	27,647,555	25,441,093	522,861,176
Fidelity Series International Small Cap Fund	67,362,639	12,777,199	31,007,550	8,204,635	5,468,281	12,257,052	130,259,302
Fidelity Series International Value Fund	298,332,821	39,581,270	118,902,926	17,315,695	8,068,896	21,616,955	517,007,350
Fidelity Series Intrinsic Opportunities Fund	192,372,784	107,808,452(a)	60,905,222	25,022,480	2,714,595	37,311,365	526,008,710
Fidelity Series Investment Grade Bond Fund	1,419,019,666	477,669,775	267,573,885	68,336,414	(1,936,958)	(63,204,604)	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	198,722,155	15,071,544	3,486,026	(377,810)	(7,495,070)	222,582,675
Fidelity Series Opportunistic Insights Fund	139,516,224	41,334,039	79,703,005	32,741,222	21,213,830	(8,132,096)	229,538,880
Fidelity Series Real Estate Equity Fund	25,334,235	4,575,085	6,622,211	1,910,596	(44,651)	(3,793,816)	40,229,865
Fidelity Series Real Estate Income Fund	26,101,304	4,204,854	5,120,928	2,310,873	68,333	(1,845,913)	45,268,860
Fidelity Series Short-Term Credit Fund	154,330,220	21,308,066	37,290,460	4,163,255	(127,774)	(3,523,598)	266,092,890
Fidelity Series Small Cap Discovery Fund	38,011,077	2,917,712	13,021,520	671,065	1,874,980	3,328,259	62,450,884
Fidelity Series Small Cap Opportunities Fund	112,505,917	28,706,657	42,348,442	21,860,504	2,550,385	(1,691,294)	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	43,762,008	66,371,824	30,563,447	4,420,783	(16,172,925)	357,360,316
Fidelity Series Value Discovery Fund	303,444,086	30,541,085	200,512,502(a)	17,432,845	31,823,236	(33,073,244)	253,985,129
Total	$5,327,338,285	$1,786,474,514	$2,004,652,507	$425,016,344	$219,886,047	$46,350,198	$10,122,177,869

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$449,482	$--	$449,482	$--
Domestic Equity Funds	3,423,990,445	3,423,990,445	--	--
International Equity Funds	1,788,146,917	1,788,146,917	--	--
Bond Funds	3,556,112,082	3,556,112,082	--	--
Short-Term Funds	1,354,729,060	1,354,729,060	--	--
Total Investments in Securities:	$10,123,427,986	$10,122,978,504	$449,482	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $449,526)	$449,482
Fidelity Central Funds (cost $800,635)	800,635
Affiliated issuers (cost $8,790,673,397)	10,122,177,869
Total Investment in Securities (cost $8,791,923,558)		$10,123,427,986
Cash		41,779
Receivable for investments sold		18,613,907
Receivable for fund shares sold		11,532,085
Distributions receivable from Fidelity Central Funds		1,111
Total assets		10,153,616,868
Liabilities
Payable for investments purchased	$10,462,993
Payable for fund shares redeemed	19,626,499
Accrued management fee	4,614,257
Total liabilities		34,703,749
Net Assets		$10,118,913,119
Net Assets consist of:
Paid in capital		$8,545,323,582
Undistributed net investment income		16,059,411
Accumulated undistributed net realized gain (loss) on investments		226,025,698
Net unrealized appreciation (depreciation) on investments		1,331,504,428
Net Assets		$10,118,913,119
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,380,580,397 ÷ 403,727,418 shares)		$13.33
Class K:
Net Asset Value, offering price and redemption price per share ($4,624,065,130 ÷ 347,466,426 shares)		$13.31
Class K6:
Net Asset Value, offering price and redemption price per share ($114,267,592 ÷ 8,580,903 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$181,676,989
Interest		1,102
Income from Fidelity Central Funds		2,231
Total income		181,680,322
Expenses
Management fee	$40,114,292
Independent trustees' fees and expenses	28,767
Total expenses before reductions	40,143,059
Expense reductions	(3,512)	40,139,547
Net investment income (loss)		141,540,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	219,886,047
Futures contracts	436,444
Realized gain distributions from underlying funds:
Affiliated issuers	243,339,355
Total net realized gain (loss)		463,661,846
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(44)
Other affiliated issuers	46,350,198
Total change in net unrealized appreciation (depreciation)		46,350,154
Net gain (loss)		510,012,000
Net increase (decrease) in net assets resulting from operations		$651,552,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,540,775	$89,650,009
Net realized gain (loss)	463,661,846	106,292,644
Change in net unrealized appreciation (depreciation)	46,350,154	338,617,512
Net increase (decrease) in net assets resulting from operations	651,552,775	534,560,165
Distributions to shareholders from net investment income	(138,935,375)	(89,847,108)
Distributions to shareholders from net realized gain	(291,414,799)	(104,826,159)
Total distributions	(430,350,174)	(194,673,267)
Share transactions - net increase (decrease)	4,570,397,075	(366,715,793)
Total increase (decrease) in net assets	4,791,599,676	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,118,913,119	$5,327,313,443
Other Information
Undistributed net investment income end of period	$16,059,411	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.97	1.04	(.46)	.57	.91
Total from investment operations	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.65)	(.46)B	(.66)	(.79)	(.46)
Net asset value, end of period	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnC	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.48%	-%	-%	-%	-%
Expenses net of all reductions	.48%	-%	-%	-%	-%
Net investment income (loss)	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateD	23%G	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.34
Total from investment operations	.56
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.46)C
Net asset value, end of period	$13.31
Total ReturnD,E	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,624,065
Portfolio turnover rateF	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.55
Total from investment operations	.76
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.47)
Net asset value, end of period	$13.32
Total ReturnC,D	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$114,268
Portfolio turnover rateE	23%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series Government Money Market Fund 1.67%	8.2
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series Intrinsic Opportunities Fund	5.9
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Series Growth & Income Fund	5.4
Fidelity Series Growth Company Fund	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.1
Fidelity Series Value Discovery Fund	2.9
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.6%
International Equity Funds	19.7%
Bond Funds	31.6%
Short-Term Funds	10.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,308,625)	1,310,000	1,308,496
	Shares	Value

Domestic Equity Funds - 38.6%
Fidelity Series 100 Index Fund (a)	21,113,088	$360,400,417
Fidelity Series 1000 Value Index Fund (a)	36,340,659	448,080,326
Fidelity Series All-Sector Equity Fund (a)	56,681,612	691,515,664
Fidelity Series Blue Chip Growth Fund (a)	50,024,808	714,854,503
Fidelity Series Commodity Strategy Fund (a)	117,541,077	638,248,050
Fidelity Series Growth & Income Fund (a)	106,040,026	1,614,989,603
Fidelity Series Growth Company Fund (a)	83,657,331	1,469,022,731
Fidelity Series Intrinsic Opportunities Fund (a)	98,103,080	1,772,722,653
Fidelity Series Opportunistic Insights Fund (a)	44,643,025	783,485,090
Fidelity Series Real Estate Equity Fund (a)	11,629,816	138,627,411
Fidelity Series Small Cap Discovery Fund (a)	17,318,417	213,189,712
Fidelity Series Small Cap Opportunities Fund (a)	45,657,376	651,074,180
Fidelity Series Stock Selector Large Cap Value Fund (a)	98,740,285	1,220,429,926
Fidelity Series Value Discovery Fund (a)	67,075,859	867,290,850
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,792,970,267)		11,583,931,116

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	16,635,528	169,349,670
Fidelity Series Emerging Markets Fund (a)	84,388,830	1,848,959,268
Fidelity Series International Growth Fund (a)	107,597,325	1,737,696,795
Fidelity Series International Small Cap Fund (a)	23,354,407	434,859,065
Fidelity Series International Value Fund (a)	163,661,619	1,726,630,081
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,343,937,826)		5,917,494,879

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund (a)	20,755,818	209,218,641
Fidelity Series Floating Rate High Income Fund (a)	7,322,350	69,635,549
Fidelity Series High Income Fund (a)	45,543,619	434,030,687
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,853,271	347,776,727
Fidelity Series International Credit Fund (a)	1,805,261	17,926,241
Fidelity Series Investment Grade Bond Fund (a)	688,715,552	7,589,645,384
Fidelity Series Long-Term Treasury Bond Index Fund (a)	77,674,117	665,667,185
Fidelity Series Real Estate Income Fund (a)	12,656,801	135,680,911
TOTAL BOND FUNDS
(Cost $9,732,384,852)		9,469,581,325

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 1.72% (b)	2,474,484	2,474,979
Fidelity Series Government Money Market Fund 1.67% (a)(c)	2,454,122,385	2,454,122,385
Fidelity Series Short-Term Credit Fund (a)	59,596,702	587,623,481
TOTAL SHORT-TERM FUNDS
(Cost $3,051,966,661)		3,044,220,845
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,922,568,231)		30,016,536,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,405,115)
NET ASSETS - 100%		$30,002,131,546

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,647
Total	$6,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$23,042,327	$76,133,228	$8,092,443	$17,941,179	$12,828,609	$360,400,417
Fidelity Series 1000 Value Index Fund	207,961,357	37,850,015	62,169,207	19,645,324	2,721,522	7,956,688	448,080,326
Fidelity Series All-Sector Equity Fund	322,024,207	130,986,593	131,184,360	102,599,110	9,857,354	(36,963,687)	691,515,664
Fidelity Series Blue Chip Growth Fund	328,551,300	112,310,449	178,781,261	82,570,354	22,339,213	21,922,301	714,854,503
Fidelity Series Canada Fund	--	135,251,990	19,076,130	1,979,981	407,329	(4,133,378)	169,349,670
Fidelity Series Commodity Strategy Fund	200,800,153	120,717,903	32,500,526	3,283,640	(12,852,479)	32,936,624	638,248,050
Fidelity Series Emerging Markets Debt Fund	88,753,315	19,415,155	10,328,746	11,729,067	(76,539)	(6,414,993)	209,218,641
Fidelity Series Emerging Markets Fund	948,146,671	142,355,126	810,367,027	56,105,428	127,369,694	151,510,040	1,848,959,268
Fidelity Series Floating Rate High Income	30,322,371	5,435,924	4,272,717	2,668,436	(50,644)	100,519	69,635,549
Fidelity Series Government Money Market	809,950,560	659,298,154	129,596,103	19,485,433	--	--	2,454,122,385
Fidelity Series Growth & Income Fund	552,716,408	354,258,408(a)	276,772,079	63,453,389	11,761,250	59,505,743	1,614,989,603
Fidelity Series Growth Company Fund	649,984,509	193,436,531	349,347,429	141,220,916	88,059,292	75,129,401	1,469,022,731
Fidelity Series High Income Fund	186,345,032	37,389,065	23,857,578	20,980,416	(253,206)	(5,214,697)	434,030,687
Fidelity Series Inflation-Protected Bond	134,445,865	68,145,752	18,822,282	7,038,758	(259,347)	(7,988,096)	347,776,727
Fidelity Series International Credit Fund	--	8,032,284	1,585	220,974	--	(109,271)	17,926,241
Fidelity Series International Growth Fund	763,723,461	127,418,692	323,685,184	56,248,967	48,261,657	96,520,814	1,737,696,795
Fidelity Series International Small Cap Fund	172,981,588	43,321,351	74,007,796	26,630,434	8,188,255	42,357,570	434,859,065
Fidelity Series International Value Fund	765,710,516	133,747,633	272,114,799	56,221,118	16,959,305	60,551,039	1,726,630,081
Fidelity Series Intrinsic Opportunities Fund	495,457,872	320,896,876(a)	99,107,856	80,415,419	3,558,887	114,248,708	1,772,722,653
Fidelity Series Investment Grade Bond Fund	2,965,065,514	1,304,221,446	447,618,950	171,074,718	(5,156,340)	(180,796,724)	7,589,645,384
Fidelity Series Long-Term Treasury Bond	2,611,672	557,744,922	26,790,357	9,976,424	(669,630)	(22,959,456)	665,667,185
Fidelity Series Opportunistic Insights Fund	360,528,573	140,676,707	198,673,150	108,700,396	49,693,416	(18,028,585)	783,485,090
Fidelity Series Real Estate Equity Fund	65,271,789	17,948,792	12,288,102	5,924,581	(200,763)	(12,695,893)	138,627,411
Fidelity Series Real Estate Income Fund	60,042,005	13,078,071	8,058,729	6,311,340	(97,276)	(5,266,174)	135,680,911
Fidelity Series Short-Term Credit Fund	268,102,615	39,117,264	50,222,783	8,637,445	(120,092)	(8,167,899)	587,623,481
Fidelity Series Small Cap Discovery Fund	97,945,381	10,430,418	26,966,825	2,096,555	3,215,063	13,904,702	213,189,712
Fidelity Series Small Cap Opportunities Fund	290,999,903	96,952,634	95,588,732	71,499,275	3,817,010	(1,148,369)	651,074,180
Fidelity Series Stock Selector Large Cap	557,188,889	150,828,050	129,535,611	101,601,646	3,418,525	(46,768,259)	1,220,429,926
Fidelity Series Value Discovery Fund	782,895,867	104,343,133	490,875,005(a)	56,136,104	61,946,277	(67,587,319)	867,290,850
	$12,279,278,012	$5,108,651,665	$4,378,744,137	$1,302,548,091	$459,778,912	$265,229,958	$30,012,753,186

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,308,496	$--	$1,308,496	$--
Domestic Equity Funds	11,583,931,116	11,583,931,116	--	--
International Equity Funds	5,917,494,879	5,917,494,879	--	--
Bond Funds	9,469,581,325	9,469,581,325	--	--
Short-Term Funds	3,044,220,845	3,044,220,845	--	--
Total Investments in Securities:	$30,016,536,661	$30,015,228,165	$1,308,496	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,308,625)	$1,308,496
Fidelity Central Funds (cost $2,474,979)	2,474,979
Affiliated issuers (cost $25,918,784,627)	30,012,753,186
Total Investment in Securities (cost $25,922,568,231)		$30,016,536,661
Receivable for investments sold		34,676,077
Receivable for fund shares sold		54,538,903
Distributions receivable from Fidelity Central Funds		3,340
Other receivables		189,937
Total assets		30,105,944,918
Liabilities
Payable for investments purchased	$36,173,580
Payable for fund shares redeemed	53,043,600
Accrued management fee	14,406,260
Other payables and accrued expenses	189,932
Total liabilities		103,813,372
Net Assets		$30,002,131,546
Net Assets consist of:
Paid in capital		$25,219,360,053
Undistributed net investment income		35,178,913
Accumulated undistributed net realized gain (loss) on investments		653,624,150
Net unrealized appreciation (depreciation) on investments		4,093,968,430
Net Assets		$30,002,131,546
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,916,078,191 ÷ 782,461,870 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($16,611,072,080 ÷ 1,007,526,812 shares)		$16.49
Class K6:
Net Asset Value, offering price and redemption price per share ($474,981,275 ÷ 28,786,058 shares)		$16.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$514,533,563
Interest		3,209
Income from Fidelity Central Funds		6,647
Total income		514,543,419
Expenses
Management fee	$118,644,845
Independent trustees' fees and expenses	77,609
Total expenses before reductions	118,722,454
Expense reductions	(8,762)	118,713,692
Net investment income (loss)		395,829,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	459,778,912
Futures contracts	1,286,055
Realized gain distributions from underlying funds:
Affiliated issuers	788,014,528
Total net realized gain (loss)		1,249,079,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(129)
Other affiliated issuers	265,229,958
Total change in net unrealized appreciation (depreciation)		265,229,829
Net gain (loss)		1,514,309,324
Net increase (decrease) in net assets resulting from operations		$1,910,139,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$395,829,727	$201,004,333
Net realized gain (loss)	1,249,079,495	242,145,200
Change in net unrealized appreciation (depreciation)	265,229,829	856,403,668
Net increase (decrease) in net assets resulting from operations	1,910,139,051	1,299,553,201
Distributions to shareholders from net investment income	(388,661,235)	(200,026,428)
Distributions to shareholders from net realized gain	(719,753,000)	(252,757,975)
Total distributions	(1,108,414,235)	(452,784,403)
Share transactions - net increase (decrease)	16,921,166,403	(300,508,340)
Total increase (decrease) in net assets	17,722,891,219	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$30,002,131,546	$12,279,240,327
Other Information
Undistributed net investment income end of period	$35,178,913	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	1.34	1.40	(.60)	.73	1.22
Total from investment operations	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.52%	-%	-%	-%	-%
Expenses net of all reductions	.52%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateF	21%H	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.21)
Distributions from net realized gain	(.31)
Total distributions	(.52)
Net asset value, end of period	$16.49
Total ReturnC,D	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,611,072
Portfolio turnover rateF	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.79
Total from investment operations	1.03
Distributions from net investment income	(.22)
Distributions from net realized gain	(.31)
Total distributions	(.53)
Net asset value, end of period	$16.50
Total ReturnC,D	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$474,981
Portfolio turnover rateF	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series Government Money Market Fund 1.67%	6.4
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series Growth & Income Fund	6.0
Fidelity Series Growth Company Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	3.2
73.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.9%
International Equity Funds	21.5%
Bond Funds	27.8%
Short-Term Funds	7.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,178,764)	1,180,000	1,178,647
	Shares	Value

Domestic Equity Funds - 42.9%
Fidelity Series 100 Index Fund (a)	21,484,858	$366,746,530
Fidelity Series 1000 Value Index Fund (a)	37,067,477	457,041,989
Fidelity Series All-Sector Equity Fund (a)	57,805,040	705,221,492
Fidelity Series Blue Chip Growth Fund (a)	51,007,042	728,890,637
Fidelity Series Commodity Strategy Fund (a)	107,359,913	582,964,326
Fidelity Series Growth & Income Fund (a)	107,115,014	1,631,361,660
Fidelity Series Growth Company Fund (a)	85,026,657	1,493,068,097
Fidelity Series Intrinsic Opportunities Fund (a)	99,425,996	1,796,627,752
Fidelity Series Opportunistic Insights Fund (a)	45,517,098	798,825,062
Fidelity Series Real Estate Equity Fund (a)	11,917,544	142,057,130
Fidelity Series Small Cap Discovery Fund (a)	17,661,431	217,412,216
Fidelity Series Small Cap Opportunities Fund (a)	46,553,612	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,723,638	1,244,944,162
Fidelity Series Value Discovery Fund (a)	68,416,398	884,624,024
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,129,755,928)		11,713,639,584

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	16,626,495	169,257,716
Fidelity Series Emerging Markets Fund (a)	82,939,122	1,817,196,161
Fidelity Series International Growth Fund (a)	107,025,123	1,728,455,734
Fidelity Series International Small Cap Fund (a)	23,165,564	431,342,797
Fidelity Series International Value Fund (a)	163,526,749	1,725,207,204
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,428,424,539)		5,871,459,612

Bond Funds - 27.8%
Fidelity Series Emerging Markets Debt Fund (a)	18,336,809	184,835,032
Fidelity Series Floating Rate High Income Fund (a)	6,603,683	62,801,027
Fidelity Series High Income Fund (a)	40,700,813	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund (a)	22,924,154	222,364,297
Fidelity Series International Credit Fund (a)	1,560,603	15,496,785
Fidelity Series Investment Grade Bond Fund (a)	542,484,353	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,225,862	610,405,640
Fidelity Series Real Estate Income Fund (a)	11,366,321	121,846,965
TOTAL BOND FUNDS
(Cost $7,781,481,802)		7,583,806,055

Short-Term Funds - 7.9%
Fidelity Cash Central Fund, 1.72% (b)	2,214,098	2,214,541
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,735,916,271	1,735,916,271
Fidelity Series Short-Term Credit Fund (a)	40,323,812	397,592,784
TOTAL SHORT-TERM FUNDS
(Cost $2,141,007,556)		2,135,723,596
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,481,848,589)		27,305,807,494
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,878,845)
NET ASSETS - 100%		$27,291,928,649

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,965
Total	$5,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$36,136,570	$60,947,218	$7,996,555	$9,122,968	$19,672,841	$366,746,530
Fidelity Series 1000 Value Index Fund	182,904,928	54,790,665	44,393,872	19,447,705	1,304,013	8,005,082	457,041,989
Fidelity Series All-Sector Equity Fund	283,721,155	156,914,996	102,543,461	102,147,990	5,449,667	(35,820,889)	705,221,492
Fidelity Series Blue Chip Growth Fund	289,473,741	136,583,095	146,717,680	80,340,641	13,134,272	27,195,798	728,890,637
Fidelity Series Canada Fund	--	127,755,634	14,508,635	1,914,218	249,993	(4,020,407)	169,257,716
Fidelity Series Commodity Strategy Fund	160,807,201	126,618,438	18,342,585	2,899,694	(429,660)	18,124,494	582,964,326
Fidelity Series Emerging Markets Debt Fund	70,309,321	22,851,322	5,877,433	10,001,403	(27,984)	(5,743,324)	184,835,032
Fidelity Series Emerging Markets Fund	795,230,582	201,535,550	658,057,397	53,501,410	81,508,336	166,398,486	1,817,196,161
Fidelity Series Floating Rate High Income Fund	23,882,508	7,115,175	2,418,763	2,301,530	1,042	45,417	62,801,027
Fidelity Series Government Money Market Fund 1.67%	474,107,523	562,011,410	50,366,412	12,992,898	--	--	1,735,916,271
Fidelity Series Growth & Income Fund	486,185,498	378,785,232(a)	215,605,721	60,931,649	7,252,980	59,122,512	1,631,361,660
Fidelity Series Growth Company Fund	572,602,766	240,651,534	284,786,233	139,526,870	57,615,571	93,725,403	1,493,068,097
Fidelity Series High Income Fund	146,512,107	46,070,778	13,735,142	18,023,736	2,612	(5,078,265)	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	47,634,134	7,456,332	4,375,071	(42,662)	(5,085,821)	222,364,297
Fidelity Series International Credit Fund	--	6,616,533	261	191,027	--	(97,723)	15,496,785
Fidelity Series International Growth Fund	665,002,902	187,225,636	259,987,721	54,487,563	16,396,905	113,901,117	1,728,455,734
Fidelity Series International Small Cap Fund	151,128,896	57,188,386	61,421,669	25,796,594	3,728,591	42,786,415	431,342,797
Fidelity Series International Value Fund	666,738,770	196,577,032	206,351,627	54,481,183	9,353,456	56,590,452	1,725,207,204
Fidelity Series Intrinsic Opportunities Fund	433,865,637	359,644,514(a)	30,956,407	77,507,683	696,010	109,192,424	1,796,627,752
Fidelity Series Investment Grade Bond Fund	2,024,582,252	1,269,794,668	230,942,482	128,726,767	(3,456,770)	(143,164,745)	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	504,601,970	14,488,129	8,858,581	(415,158)	(20,705,408)	610,405,640
Fidelity Series Opportunistic Insights Fund	317,647,343	169,445,673	164,437,851	107,790,767	31,874,824	(5,749,405)	798,825,062
Fidelity Series Real Estate Equity Fund	57,575,442	24,413,381	7,861,186	5,747,325	(182,369)	(12,746,199)	142,057,130
Fidelity Series Real Estate Income Fund	47,340,033	16,261,185	4,571,907	5,408,722	(47,575)	(4,723,863)	121,846,965
Fidelity Series Short-Term Credit Fund	156,027,873	38,680,243	15,065,659	5,571,852	(33,980)	(5,528,741)	397,592,784
Fidelity Series Small Cap Discovery Fund	86,218,504	18,469,280	18,650,370	2,023,659	611,741	15,931,965	217,412,216
Fidelity Series Small Cap Opportunities Fund	257,643,145	119,026,468	72,177,700	69,713,126	350,902	2,303,417	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	196,852,951	84,537,232	100,842,704	638,043	(47,126,306)	1,244,944,162
Fidelity Series Value Discovery Fund	691,035,348	138,899,957	415,559,244(a)	54,881,167	39,460,524	(46,857,944)	884,624,024
Total	$9,764,559,926	$5,449,152,410	$3,212,766,329	$1,218,430,090	$274,116,292	$390,546,783	$27,302,414,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,178,647	$--	$1,178,647	$--
Domestic Equity Funds	11,713,639,584	11,713,639,584	--	--
International Equity Funds	5,871,459,612	5,871,459,612	--	--
Bond Funds	7,583,806,055	7,583,806,055	--	--
Short-Term Funds	2,135,723,596	2,135,723,596	--	--
Total Investments in Securities:	$27,305,807,494	$27,304,628,847	$1,178,647	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,178,764)	$1,178,647
Fidelity Central Funds (cost $2,214,541)	2,214,541
Affiliated issuers (cost $23,478,455,284)	27,302,414,306
Total Investment in Securities (cost $23,481,848,589)		$27,305,807,494
Receivable for investments sold		32,087,591
Receivable for fund shares sold		59,464,011
Distributions receivable from Fidelity Central Funds		3,010
Total assets		27,397,362,106
Liabilities
Payable for investments purchased	$45,523,526
Payable for fund shares redeemed	46,037,500
Accrued management fee	13,872,431
Total liabilities		105,433,457
Net Assets		$27,291,928,649
Net Assets consist of:
Paid in capital		$22,881,921,849
Undistributed net investment income		21,218,019
Accumulated undistributed net realized gain (loss) on investments		564,829,876
Net unrealized appreciation (depreciation) on investments		3,823,958,905
Net Assets		$27,291,928,649
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,923,216,575 ÷ 761,244,608 shares)		$14.35
Class K:
Net Asset Value, offering price and redemption price per share ($15,743,237,563 ÷ 1,098,869,875 shares)		$14.33
Class K6:
Net Asset Value, offering price and redemption price per share ($625,474,511 ÷ 43,595,305 shares)		$14.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$449,309,302
Interest		2,892
Income from Fidelity Central Funds		5,965
Total income		449,318,159
Expenses
Management fee	$110,451,007
Independent trustees' fees and expenses	66,873
Total expenses before reductions	110,517,880
Expense reductions	(6,422)	110,511,458
Net investment income (loss)		338,806,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	274,116,292
Futures contracts	1,158,031
Realized gain distributions from underlying funds:
Affiliated issuers	769,120,788
Total net realized gain (loss)		1,044,395,111
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(117)
Other affiliated issuers	390,546,783
Total change in net unrealized appreciation (depreciation)		390,546,666
Net gain (loss)		1,434,941,777
Net increase (decrease) in net assets resulting from operations		$1,773,748,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,806,701	$151,298,835
Net realized gain (loss)	1,044,395,111	179,330,142
Change in net unrealized appreciation (depreciation)	390,546,666	740,586,840
Net increase (decrease) in net assets resulting from operations	1,773,748,478	1,071,215,817
Distributions to shareholders from net investment income	(337,178,441)	(147,758,780)
Distributions to shareholders from net realized gain	(559,307,494)	(204,066,897)
Total distributions	(896,485,935)	(351,825,677)
Share transactions - net increase (decrease)	16,650,118,805	327,589,461
Total increase (decrease) in net assets	17,527,381,348	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$27,291,928,649	$9,764,547,301
Other Information
Undistributed net investment income end of period	$21,218,019	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	1.26	1.30	(.54)	.69	1.30
Total from investment operations	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.56%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.56%E	-%	-%	-%	-%
Expenses net of all reductions	.56%E	-%	-%	-%	-%
Net investment income (loss)	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rate C	18%G	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	.50
Total from investment operations	.73
Distributions from net investment income	(.18)
Distributions from net realized gain	(.24)
Total distributions	(.42)
Net asset value, end of period	$14.33
Total ReturnC,D	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G,H
Expenses net of fee waivers, if any	.58%G,H
Expenses net of all reductions	.58%G,H
Net investment income (loss)	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,743,238
Portfolio turnover rateE	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.76
Total from investment operations	.97
Distributions from net investment income	(.19)
Distributions from net realized gain	(.24)
Total distributions	(.42)C
Net asset value, end of period	$14.35
Total ReturnD,E	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I
Expenses net of fee waivers, if any	.46%H,I
Expenses net of all reductions	.46%H,I
Net investment income (loss)	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$625,475
Portfolio turnover rateF	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Growth & Income Fund	7.1
Fidelity Series Growth Company Fund	6.6
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
Fidelity Series Opportunistic Insights Fund	3.6
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.7%
International Equity Funds	25.3%
Bond Funds	21.4%
Short-Term Funds	1.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,398,531)	1,400,000	1,398,394
	Shares	Value

Domestic Equity Funds - 51.7%
Fidelity Series 100 Index Fund (a)	30,676,743	$523,652,000
Fidelity Series 1000 Value Index Fund (a)	52,912,693	652,413,502
Fidelity Series All-Sector Equity Fund (a)	82,514,278	1,006,674,195
Fidelity Series Blue Chip Growth Fund (a)	72,810,812	1,040,466,499
Fidelity Series Commodity Strategy Fund (a)	124,924,040	678,337,536
Fidelity Series Growth & Income Fund (a)	149,436,269	2,275,914,375
Fidelity Series Growth Company Fund (a)	120,874,743	2,122,560,480
Fidelity Series Intrinsic Opportunities Fund (a)	142,160,361	2,568,837,729
Fidelity Series Opportunistic Insights Fund (a)	64,974,025	1,140,294,140
Fidelity Series Real Estate Equity Fund (a)	17,204,524	205,077,929
Fidelity Series Small Cap Discovery Fund (a)	25,211,087	310,348,477
Fidelity Series Small Cap Opportunities Fund (a)	66,458,361	947,696,222
Fidelity Series Stock Selector Large Cap Value Fund (a)	143,781,520	1,777,139,590
Fidelity Series Value Discovery Fund (a)	97,662,821	1,262,780,275
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,860,042,829)		16,512,192,949

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	23,173,689	235,908,154
Fidelity Series Emerging Markets Fund (a)	111,655,302	2,446,367,661
Fidelity Series International Growth Fund (a)	147,550,879	2,382,946,699
Fidelity Series International Small Cap Fund (a)	31,932,512	594,583,372
Fidelity Series International Value Fund (a)	227,933,096	2,404,694,160
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,172,468,753)		8,064,500,046

Bond Funds - 21.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,896,740	210,639,143
Fidelity Series Floating Rate High Income Fund (a)	7,475,844	71,095,281
Fidelity Series High Income Fund (a)	46,626,973	444,355,054
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,480,633	247,162,137
Fidelity Series International Credit Fund (a)	1,519,322	15,086,864
Fidelity Series Investment Grade Bond Fund (a)	451,716,967	4,977,920,975
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,439,278	706,504,608
Fidelity Series Real Estate Income Fund (a)	13,001,623	139,377,400
TOTAL BOND FUNDS
(Cost $6,949,415,779)		6,812,141,462

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.72% (b)	2,580,380	2,580,896
Fidelity Series Government Money Market Fund 1.67% (a)(c)	457,362,031	457,362,031
Fidelity Series Short-Term Credit Fund (a)	8,993,960	88,680,442
TOTAL SHORT-TERM FUNDS
(Cost $549,617,210)		548,623,369
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,532,943,102)		31,938,856,220
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,227,357)
NET ASSETS - 100%		$31,921,628,863

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,025
Total	$7,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$45,394,544	$81,037,352	$11,405,025	$13,283,696	$27,525,878	$523,652,000
Fidelity Series 1000 Value Index Fund	258,439,164	70,868,060	55,256,636	27,730,080	1,538,663	11,420,263	652,413,502
Fidelity Series All-Sector Equity Fund	401,700,789	211,869,025	135,039,837	145,646,482	7,554,541	(51,383,281)	1,006,674,195
Fidelity Series Blue Chip Growth Fund	409,846,594	183,013,353	197,794,061	114,763,453	17,504,083	39,065,107	1,040,466,499
Fidelity Series Canada Fund	--	163,177,549	17,618,249	2,655,506	275,350	(4,909,521)	235,908,154
Fidelity Series Commodity Strategy Fund	181,305,844	153,823,758	21,907,062	3,386,143	(821,512)	21,498,917	678,337,536
Fidelity Series Emerging Markets Debt Fund	79,431,440	24,122,481	7,072,410	11,405,399	(57,453)	(6,565,941)	210,639,143
Fidelity Series Emerging Markets Fund	1,036,984,669	240,147,977	789,022,736	73,095,368	96,959,481	228,463,806	2,446,367,661
Fidelity Series Floating Rate High Income	27,384,693	7,377,458	2,923,120	2,619,160	(12,920)	64,736	71,095,281
Fidelity Series Government Money Market	86,241,591	241,893,920	13,764,951	2,832,881	--	--	457,362,031
Fidelity Series Growth & Income Fund	688,738,261	465,942,931(a)	288,809,533	86,986,650	8,842,308	83,749,267	2,275,914,375
Fidelity Series Growth Company Fund	811,270,155	323,545,556	397,524,375	198,697,547	85,084,277	129,849,436	2,122,560,480
Fidelity Series High Income Fund	170,348,294	48,450,293	16,393,422	20,754,315	(42,709)	(5,745,946)	444,355,054
Fidelity Series Inflation-Protected Bond	100,796,632	24,076,883	10,342,151	5,140,677	(111,369)	(6,004,802)	247,162,137
Fidelity Series International Credit Fund	--	6,444,167	166	185,974	--	(95,112)	15,086,864
Fidelity Series International Growth Fund	933,125,645	233,057,635	369,349,548	75,673,027	24,159,316	155,902,903	2,382,946,699
Fidelity Series International Small Cap Fund	212,846,304	73,005,994	89,703,515	35,826,598	6,037,518	58,597,565	594,583,372
Fidelity Series International Value Fund	935,212,029	240,845,786	263,117,825	75,670,607	5,034,794	85,701,893	2,404,694,160
Fidelity Series Intrinsic Opportunities Fund	613,420,497	485,139,390(a)	9,555,981	110,032,958	(77,816)	154,263,260	2,568,837,729
Fidelity Series Investment Grade Bond Fund	1,367,569,367	1,625,023,534	153,959,497	98,897,282	(1,720,564)	(116,476,625)	4,977,920,975
Fidelity Series Long-Term Treasury Bond	940,915	584,194,532	18,015,580	10,348,623	(440,725)	(25,184,441)	706,504,608
Fidelity Series Opportunistic Insights Fund	449,735,472	228,176,219	221,714,650	153,657,999	45,641,371	(9,175,183)	1,140,294,140
Fidelity Series Real Estate Equity Fund	81,538,943	35,589,073	9,255,187	8,200,442	(256,018)	(18,317,929)	205,077,929
Fidelity Series Real Estate Income Fund	54,581,853	17,225,775	5,517,879	6,202,200	(64,727)	(5,394,508)	139,377,400
Fidelity Series Short-Term Credit Fund	28,157,403	24,294,623	3,349,618	1,126,012	(10,319)	(1,179,495)	88,680,442
Fidelity Series Small Cap Discovery Fund	121,760,717	22,670,199	22,848,967	2,873,518	752,065	22,788,967	310,348,477
Fidelity Series Small Cap Opportunities Fund	365,212,608	159,553,558	91,008,455	99,270,982	263,080	3,288,166	947,696,222
Fidelity Series Stock Selector Large Cap	697,267,883	263,799,699	105,524,972	143,458,005	516,875	(67,376,856)	1,777,139,590
Fidelity Series Value Discovery Fund	978,820,033	185,645,957	574,053,997(a)	78,032,115	49,726,748	(60,921,198)	1,262,780,275
	$11,305,678,247	$6,388,369,929	$3,971,481,732	$1,606,575,028	$359,558,034	$643,449,326	$31,934,876,930

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,398,394	$--	$1,398,394	$--
Domestic Equity Funds	16,512,192,949	16,512,192,949	--	--
International Equity Funds	8,064,500,046	8,064,500,046	--	--
Bond Funds	6,812,141,462	6,812,141,462	--	--
Short-Term Funds	548,623,369	548,623,369	--	--
Total Investments in Securities:	$31,938,856,220	$31,937,457,826	$1,398,394	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,398,531)	$1,398,394
Fidelity Central Funds (cost $2,580,896)	2,580,896
Affiliated issuers (cost $26,528,963,675)	31,934,876,930
Total Investment in Securities (cost $26,532,943,102)		$31,938,856,220
Cash		28,352
Receivable for investments sold		77,682,398
Receivable for fund shares sold		53,679,474
Distributions receivable from Fidelity Central Funds		3,541
Other receivables		149,994
Total assets		32,070,399,979
Liabilities
Payable for investments purchased	$90,094,040
Payable for fund shares redeemed	41,263,879
Accrued management fee	17,263,199
Other payables and accrued expenses	149,998
Total liabilities		148,771,116
Net Assets		$31,921,628,863
Net Assets consist of:
Paid in capital		$25,722,361,604
Distributions in excess of net investment income		(146,564)
Accumulated undistributed net realized gain (loss) on investments		793,500,705
Net unrealized appreciation (depreciation) on investments		5,405,913,118
Net Assets		$31,921,628,863
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,684,793,744 ÷ 704,738,313 shares)		$18.00
Class K:
Net Asset Value, offering price and redemption price per share ($18,414,960,927 ÷ 1,024,319,598 shares)		$17.98
Class K6:
Net Asset Value, offering price and redemption price per share ($821,874,192 ÷ 45,667,274 shares)		$18.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$518,969,531
Interest		3,431
Income from Fidelity Central Funds		7,025
Total income		518,979,987
Expenses
Management fee	$137,280,484
Independent trustees' fees and expenses	78,191
Total expenses before reductions	137,358,675
Expense reductions	(7,906)	137,350,769
Net investment income (loss)		381,629,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	359,558,034
Futures contracts	1,373,343
Realized gain distributions from underlying funds:
Affiliated issuers	1,087,605,497
Total net realized gain (loss)		1,448,536,874
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(137)
Other affiliated issuers	643,449,326
Total change in net unrealized appreciation (depreciation)		643,449,189
Net gain (loss)		2,091,986,063
Net increase (decrease) in net assets resulting from operations		$2,473,615,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,629,218	$165,707,982
Net realized gain (loss)	1,448,536,874	222,767,932
Change in net unrealized appreciation (depreciation)	643,449,189	1,056,666,897
Net increase (decrease) in net assets resulting from operations	2,473,615,281	1,445,142,811
Distributions to shareholders from net investment income	(396,775,824)	(163,120,493)
Distributions to shareholders from net realized gain	(769,505,029)	(254,968,549)
Total distributions	(1,166,280,853)	(418,089,042)
Share transactions - net increase (decrease)	19,308,625,938	128,477,357
Total increase (decrease) in net assets	20,615,960,366	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$31,921,628,863	$11,305,668,497
Other Information
Undistributed net investment income end of period	$–	$14,704,108
Distributions in excess of net investment income end of period	$(146,564)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	1.90	1.90	(.75)	.95	1.71
Total from investment operations	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.59%	-%	-%	-%	-%
Expenses net of all reductions	.59%	-%	-%	-%	-%
Net investment income (loss)	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateE	18%G	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	.81
Total from investment operations	1.09
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.58)C
Net asset value, end of period	$17.98
Total ReturnD,E	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H,I
Expenses net of fee waivers, if any	.62%H,I
Expenses net of all reductions	.62%H,I
Net investment income (loss)	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,414,961
Portfolio turnover rateG	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.26
Net realized and unrealized gain (loss)	1.18
Total from investment operations	1.44
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.59)
Net asset value, end of period	$18.00
Total ReturnC,D	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G,H
Expenses net of fee waivers, if any	.48%G,H
Expenses net of all reductions	.48%G,H
Net investment income (loss)	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$821,874
Portfolio turnover rateF	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.5
Fidelity Series Emerging Markets Fund	9.0
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Series Growth & Income Fund	8.4
Fidelity Series Growth Company Fund	7.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.3%
International Equity Funds	29.3%
Bond Funds	8.6%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	24,535,316	$418,817,851
Fidelity Series 1000 Value Index Fund (a)	42,347,029	522,138,865
Fidelity Series All-Sector Equity Fund (a)	66,034,047	805,615,379
Fidelity Series Blue Chip Growth Fund (a)	58,269,252	832,667,609
Fidelity Series Commodity Strategy Fund (a)	83,447,983	453,122,550
Fidelity Series Growth & Income Fund (a)	119,605,401	1,821,590,263
Fidelity Series Growth Company Fund (a)	96,421,342	1,693,158,763
Fidelity Series Intrinsic Opportunities Fund (a)	114,005,675	2,060,082,541
Fidelity Series Opportunistic Insights Fund (a)	51,995,899	912,528,026
Fidelity Series Real Estate Equity Fund (a)	13,796,246	164,451,251
Fidelity Series Small Cap Discovery Fund (a)	19,992,692	246,110,044
Fidelity Series Small Cap Opportunities Fund (a)	53,008,705	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund (a)	114,482,670	1,415,005,805
Fidelity Series Value Discovery Fund (a)	77,587,941	1,003,212,077
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,413,804,376)		13,104,405,164

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	18,270,257	185,991,221
Fidelity Series Emerging Markets Fund (a)	88,815,254	1,945,942,220
Fidelity Series International Growth Fund (a)	115,712,855	1,868,762,602
Fidelity Series International Small Cap Fund (a)	25,041,921	466,280,560
Fidelity Series International Value Fund (a)	179,707,845	1,895,917,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,954,427,050)		6,362,894,370

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	13,919,790	140,311,483
Fidelity Series Floating Rate High Income Fund (a)	5,017,019	47,711,855
Fidelity Series High Income Fund (a)	31,280,459	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,999,866	174,598,700
Fidelity Series International Credit Fund (a)	1,014,766	10,076,621
Fidelity Series Investment Grade Bond Fund (a)	55,857,206	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,385,347	491,792,423
Fidelity Series Real Estate Income Fund (a)	8,665,259	92,891,573
TOTAL BOND FUNDS
(Cost $1,901,101,180)		1,871,031,835

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	352,943,664	352,943,664
Fidelity Series Short-Term Credit Fund (a)	6,486,498	63,956,869
TOTAL SHORT-TERM FUNDS
(Cost $417,601,984)		416,900,533
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,686,934,590)		21,755,231,902
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,398,601)
NET ASSETS - 100%		$21,742,833,301

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$47,068,197	$51,616,951	$9,049,001	$2,144,861	$28,445,140	$418,817,851
Fidelity Series 1000 Value Index Fund	179,592,513	71,228,158	29,261,428	21,984,260	143,454	8,795,285	522,138,865
Fidelity Series All-Sector Equity Fund	279,645,931	189,403,011	81,891,943	115,511,467	1,540,396	(39,820,990)	805,615,379
Fidelity Series Blue Chip Growth Fund	285,318,640	164,706,586	128,315,295	89,103,098	8,338,199	32,461,565	832,667,609
Fidelity Series Canada Fund	--	120,850,480	9,138,662	2,033,537	(10,098)	(4,158,669)	185,991,221
Fidelity Series Commodity Strategy Fund	111,388,669	104,866,503	15,982,777	2,282,733	(2,123,430)	16,098,166	453,122,550
Fidelity Series Emerging Markets Debt Fund	48,645,752	19,627,727	5,139,490	7,470,036	(16,448)	(4,476,465)	140,311,483
Fidelity Series Emerging Markets Fund	685,552,413	232,533,232	427,284,341	54,739,175	29,582,896	196,390,980	1,945,942,220
Fidelity Series Floating Rate High Income Fund	16,615,127	6,302,799	2,121,610	1,719,672	(62,493)	100,114	47,711,855
Fidelity Series Government Money Market Fund 1.67%	53,467,356	208,844,345	8,425,108	1,942,891	--	--	352,943,664
Fidelity Series Growth & Income Fund	479,148,645	400,524,730(a)	178,750,592	66,517,151	3,722,726	65,523,586	1,821,590,263
Fidelity Series Growth Company Fund	564,837,431	293,020,836	255,927,266	156,781,866	34,552,030	123,262,456	1,693,158,763
Fidelity Series High Income Fund	103,635,702	40,258,868	11,854,801	13,646,318	(14,260)	(3,967,830)	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	29,250,776	6,535,145	3,473,492	(57,421)	(4,102,081)	174,598,700
Fidelity Series International Credit Fund	--	4,054,802	14	124,214	--	(66,018)	10,076,621
Fidelity Series International Growth Fund	645,735,531	231,571,325	238,870,747	58,740,946	4,285,601	123,779,831	1,868,762,602
Fidelity Series International Small Cap Fund	147,541,592	68,652,488	59,507,028	27,810,281	2,942,449	44,371,336	466,280,560
Fidelity Series International Value Fund	647,425,663	252,958,696	164,400,669	58,761,109	317,787	61,363,717	1,895,917,767
Fidelity Series Intrinsic Opportunities Fund	425,390,545	484,855,338(a)	3,027,047	84,789,816	29,685	114,061,000	2,060,082,541
Fidelity Series Investment Grade Bond Fund	81,635,475	365,677,287	18,383,600	10,187,977	(172,936)	(13,967,695)	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	404,721,863	12,919,812	7,022,947	(311,712)	(16,732,947)	491,792,423
Fidelity Series Opportunistic Insights Fund	313,087,328	205,019,278	145,414,233	121,693,776	10,133,942	12,711,213	912,528,026
Fidelity Series Real Estate Equity Fund	57,029,392	37,203,141	7,668,906	6,316,828	(273,626)	(14,470,677)	164,451,251
Fidelity Series Real Estate Income Fund	32,984,692	14,184,397	4,004,974	4,043,518	(65,414)	(3,603,986)	92,891,573
Fidelity Series Short-Term Credit Fund	17,120,293	21,993,763	2,464,752	767,348	(9,028)	(831,574)	63,956,869
Fidelity Series Small Cap Discovery Fund	84,431,775	24,348,205	13,419,504	2,206,703	102,847	18,218,272	246,110,044
Fidelity Series Small Cap Opportunities Fund	253,917,431	145,200,643	54,883,774	77,245,781	(486,517)	3,325,383	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	267,409,675	71,701,540	112,549,399	(174,659)	(55,296,658)	1,415,005,805
Fidelity Series Value Discovery Fund	681,088,437	184,746,105	396,942,736(a)	60,615,663	26,222,895	(36,259,860)	1,003,212,077
Total	$6,889,829,400	$4,641,083,254	$2,405,854,745	$1,179,131,003	$120,281,726	$651,152,594	$21,755,231,902

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,686,934,590)	$21,755,231,902
Total Investment in Securities (cost $17,686,934,590)		$21,755,231,902
Cash		8
Receivable for investments sold		73,159,795
Receivable for fund shares sold		42,133,012
Total assets		21,870,524,717
Liabilities
Payable for investments purchased	$83,732,959
Payable for fund shares redeemed	31,555,758
Accrued management fee	12,402,699
Total liabilities		127,691,416
Net Assets		$21,742,833,301
Net Assets consist of:
Paid in capital		$17,123,833,901
Accumulated undistributed net realized gain (loss) on investments		550,702,088
Net unrealized appreciation (depreciation) on investments		4,068,297,312
Net Assets		$21,742,833,301
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,050,659,247 ÷ 529,566,019 shares)		$15.20
Class K:
Net Asset Value, offering price and redemption price per share ($12,979,898,081 ÷ 855,143,181 shares)		$15.18
Class K6:
Net Asset Value, offering price and redemption price per share ($712,275,973 ÷ 46,856,260 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$331,756,840
Income from Fidelity Central Funds		2
Total income		331,756,842
Expenses
Management fee	$96,740,096
Independent trustees' fees and expenses	51,579
Total expenses before reductions	96,791,675
Expense reductions	(4,559)	96,787,116
Net investment income (loss)		234,969,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	120,281,726
Realized gain distributions from underlying funds:
Affiliated issuers	847,374,163
Total net realized gain (loss)		967,655,889
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	651,152,594
Total change in net unrealized appreciation (depreciation)		651,152,594
Net gain (loss)		1,618,808,483
Net increase (decrease) in net assets resulting from operations		$1,853,778,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,969,726	$91,212,153
Net realized gain (loss)	967,655,889	136,198,233
Change in net unrealized appreciation (depreciation)	651,152,594	720,467,700
Net increase (decrease) in net assets resulting from operations	1,853,778,209	947,878,086
Distributions to shareholders from net investment income	(255,443,857)	(88,507,344)
Distributions to shareholders from net realized gain	(469,405,267)	(162,354,536)
Total distributions	(724,849,124)	(250,861,880)
Share transactions - net increase (decrease)	13,724,076,087	231,724,174
Total increase (decrease) in net assets	14,853,005,172	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$21,742,833,301	$6,889,828,129
Other Information
Undistributed net investment income end of period	$–	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	1.81	1.75	(.65)	.80	1.63
Total from investment operations	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.63%G	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateE	17%I	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.82
Total from investment operations	1.04
Distributions from net investment income	(.19)
Distributions from net realized gain	(.26)
Total distributions	(.46)C
Net asset value, end of period	$15.18
Total ReturnD,E	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,979,898
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	1.16
Total from investment operations	1.36
Distributions from net investment income	(.20)
Distributions from net realized gain	(.26)
Total distributions	(.46)
Net asset value, end of period	$15.20
Total ReturnC,D	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$712,276
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.8
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,963,738	$443,201,000
Fidelity Series 1000 Value Index Fund (a)	44,557,806	549,397,749
Fidelity Series All-Sector Equity Fund (a)	69,860,119	852,293,455
Fidelity Series Blue Chip Growth Fund (a)	61,647,072	880,936,658
Fidelity Series Commodity Strategy Fund (a)	85,913,275	466,509,085
Fidelity Series Growth & Income Fund (a)	126,532,110	1,927,084,035
Fidelity Series Growth Company Fund (a)	102,093,994	1,792,770,541
Fidelity Series Intrinsic Opportunities Fund (a)	120,772,030	2,182,350,576
Fidelity Series Opportunistic Insights Fund (a)	55,009,213	965,411,695
Fidelity Series Real Estate Equity Fund (a)	14,799,174	176,406,153
Fidelity Series Small Cap Discovery Fund (a)	20,951,296	257,910,452
Fidelity Series Small Cap Opportunities Fund (a)	55,853,488	796,470,742
Fidelity Series Stock Selector Large Cap Value Fund (a)	121,295,300	1,499,209,905
Fidelity Series Value Discovery Fund (a)	82,263,166	1,063,662,736
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,943,899,949)		13,853,614,782

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	19,289,720	196,369,345
Fidelity Series Emerging Markets Fund (a)	93,149,791	2,040,911,915
Fidelity Series International Growth Fund (a)	122,460,442	1,977,736,139
Fidelity Series International Small Cap Fund (a)	26,502,346	493,473,677
Fidelity Series International Value Fund (a)	189,740,123	2,001,758,300
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,207,805,723)		6,710,249,376

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	14,332,807	144,474,691
Fidelity Series Floating Rate High Income Fund (a)	5,148,396	48,961,247
Fidelity Series High Income Fund (a)	32,441,807	309,170,419
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,522,043	179,663,816
Fidelity Series International Credit Fund (a)	985,387	9,784,897
Fidelity Series Investment Grade Bond Fund (a)	9,657,484	106,425,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,533,584	501,632,815
Fidelity Series Real Estate Income Fund (a)	9,013,932	96,629,351
TOTAL BOND FUNDS
(Cost $1,419,351,010)		1,396,742,712

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	359,251,220	359,251,220
Fidelity Series Short-Term Credit Fund (a)	6,660,794	65,675,427
TOTAL SHORT-TERM FUNDS
(Cost $425,641,630)		424,926,647
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,996,698,312)		22,385,533,517
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,781,395)
NET ASSETS - 100%		$22,372,752,122

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$41,484,849	$46,746,850	$9,610,600	$2,267,139	$29,925,313	$443,201,000
Fidelity Series 1000 Value Index Fund	191,170,503	66,536,327	28,104,054	23,220,374	51,918	9,358,699	549,397,749
Fidelity Series All-Sector Equity Fund	296,575,515	184,689,739	72,705,154	122,484,827	1,079,939	(42,115,789)	852,293,455
Fidelity Series Blue Chip Growth Fund	303,451,828	157,362,085	122,185,964	93,892,705	9,064,984	34,199,553	880,936,658
Fidelity Series Canada Fund	--	128,127,390	9,761,606	2,158,535	58,323	(4,062,826)	196,369,345
Fidelity Series Commodity Strategy Fund	115,949,172	103,378,951	17,993,799	2,368,162	(3,123,609)	17,642,228	466,509,085
Fidelity Series Emerging Markets Debt Fund	51,381,271	17,890,631	5,755,060	7,754,110	(116,302)	(4,525,752)	144,474,691
Fidelity Series Emerging Markets Fund	727,479,065	207,422,698	432,779,110	57,586,720	35,044,718	203,883,686	2,040,911,915
Fidelity Series Floating Rate High Income	17,557,187	5,580,496	2,383,088	1,781,287	(69,256)	108,903	48,961,247
Fidelity Series Government Money Market	56,452,877	209,794,651	9,599,275	2,001,021	--	--	359,251,220
Fidelity Series Growth & Income Fund	509,763,605	392,418,608(a)	167,482,409	70,259,723	3,565,340	69,272,496	1,927,084,035
Fidelity Series Growth Company Fund	600,472,029	284,064,561	249,745,831	166,244,092	36,696,579	129,390,497	1,792,770,541
Fidelity Series High Income Fund	110,141,929	36,369,511	13,200,144	14,259,184	(88,048)	(4,004,610)	309,170,419
Fidelity Series Inflation-Protected Bond	65,384,074	26,441,065	8,278,172	3,595,036	(127,450)	(4,189,727)	179,663,816
Fidelity Series International Credit Fund	--	3,800,699	45	120,618	--	(65,474)	9,784,897
Fidelity Series International Growth Fund	686,373,633	216,523,382	230,118,855	62,095,076	4,319,719	129,806,580	1,977,736,139
Fidelity Series International Small Cap Fund	156,827,013	63,838,682	55,663,195	29,401,656	2,732,372	47,059,429	493,473,677
Fidelity Series International Value Fund	688,167,886	240,511,465	157,784,292	62,112,739	299,669	63,931,419	2,001,758,300
Fidelity Series Intrinsic Opportunities Fund	451,625,015	504,103,226(a)	2,307,182	89,733,079	(6,477)	120,376,682	2,182,350,576
Fidelity Series Investment Grade Bond Fund	31,065,292	54,458,394	36,776,792	2,295,572	532,431	(3,209,322)	106,425,476
Fidelity Series Long-Term Treasury Bond	30,159	418,530,170	16,128,935	7,165,534	(384,409)	(17,095,693)	501,632,815
Fidelity Series Opportunistic Insights Fund	332,984,066	199,132,928	139,082,568	129,086,389	12,076,230	11,453,374	965,411,695
Fidelity Series Real Estate Equity Fund	60,193,847	42,172,645	8,873,949	6,662,243	(233,486)	(15,472,924)	176,406,153
Fidelity Series Real Estate Income Fund	34,859,596	12,861,384	4,496,880	4,222,317	(65,328)	(3,757,365)	96,629,351
Fidelity Series Short-Term Credit Fund	18,743,753	20,369,586	2,799,263	800,379	(11,286)	(854,236)	65,675,427
Fidelity Series Small Cap Discovery Fund	89,631,440	22,978,559	14,066,085	2,332,086	79,137	19,218,859	257,910,452
Fidelity Series Small Cap Opportunities Fund	270,216,572	144,945,624	55,999,303	81,498,453	(622,521)	3,513,206	796,470,742
Fidelity Series Stock Selector Large Cap	516,075,449	280,375,561	78,247,403	119,353,890	(357,834)	(59,236,776)	1,499,209,905
Fidelity Series Value Discovery Fund	724,534,607	192,323,556	420,838,637(a)	64,040,921	34,298,020	(45,300,207)	1,063,662,736
	$7,264,460,749	$4,278,487,423	$2,409,903,900	$1,238,137,328	$136,960,512	$685,250,223	$22,385,533,517

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,996,698,312)	$22,385,533,517
Total Investment in Securities (cost $17,996,698,312)		$22,385,533,517
Cash		15
Receivable for investments sold		71,696,346
Receivable for fund shares sold		44,389,370
Total assets		22,501,619,248
Liabilities
Payable for investments purchased	$81,512,069
Payable for fund shares redeemed	34,568,361
Accrued management fee	12,786,696
Total liabilities		128,867,126
Net Assets		$22,372,752,122
Net Assets consist of:
Paid in capital		$17,404,159,801
Accumulated undistributed net realized gain (loss) on investments		579,757,116
Net unrealized appreciation (depreciation) on investments		4,388,835,205
Net Assets		$22,372,752,122
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,285,659,962 ÷ 776,451,871 shares)		$10.67
Class K:
Net Asset Value, offering price and redemption price per share ($13,434,641,660 ÷ 1,260,226,363 shares)		$10.66
Class K6:
Net Asset Value, offering price and redemption price per share ($652,450,500 ÷ 61,178,204 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$341,902,482
Expenses
Management fee	$100,313,967
Independent trustees' fees and expenses	53,587
Total expenses before reductions	100,367,554
Expense reductions	(4,806)	100,362,748
Net investment income (loss)		241,539,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	136,960,512
Realized gain distributions from underlying funds:
Affiliated issuers	896,234,846
Total net realized gain (loss)		1,033,195,358
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	685,250,223
Total change in net unrealized appreciation (depreciation)		685,250,223
Net gain (loss)		1,718,445,581
Net increase (decrease) in net assets resulting from operations		$1,959,985,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,539,734	$96,980,348
Net realized gain (loss)	1,033,195,358	144,536,452
Change in net unrealized appreciation (depreciation)	685,250,223	768,804,398
Net increase (decrease) in net assets resulting from operations	1,959,985,315	1,010,321,198
Distributions to shareholders from net investment income	(266,263,160)	(96,859,849)
Distributions to shareholders from net realized gain	(509,942,580)	(178,085,083)
Total distributions	(776,205,740)	(274,944,932)
Share transactions - net increase (decrease)	13,924,513,839	140,516,333
Total increase (decrease) in net assets	15,108,293,414	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$22,372,752,122	$7,264,458,708
Other Information
Undistributed net investment income end of period	$–	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	1.29	1.24	(.46)	.57	1.17
Total from investment operations	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.63%F	-%	-%	-%	-%
Expenses net of all reductions	.63%F	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateE	16%H	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.59
Total from investment operations	.74
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,434,642
Portfolio turnover rateF	16%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.83
Total from investment operations	.96
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$652,451
Portfolio turnover rateF	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,417,820	$263,182,195
Fidelity Series 1000 Value Index Fund (a)	26,478,237	326,476,656
Fidelity Series All-Sector Equity Fund (a)	41,562,128	507,057,960
Fidelity Series Blue Chip Growth Fund (a)	36,671,399	524,034,296
Fidelity Series Commodity Strategy Fund (a)	51,209,956	278,070,063
Fidelity Series Growth & Income Fund (a)	75,295,887	1,146,756,357
Fidelity Series Growth Company Fund (a)	60,724,204	1,066,317,020
Fidelity Series Intrinsic Opportunities Fund (a)	71,723,467	1,296,043,058
Fidelity Series Opportunistic Insights Fund (a)	32,721,634	574,264,670
Fidelity Series Real Estate Equity Fund (a)	8,795,880	104,846,888
Fidelity Series Small Cap Discovery Fund (a)	12,452,076	153,285,060
Fidelity Series Small Cap Opportunities Fund (a)	33,236,073	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund (a)	72,196,066	892,343,372
Fidelity Series Value Discovery Fund (a)	48,960,116	633,054,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,626,652,736)		8,239,678,290

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	11,475,387	116,819,435
Fidelity Series Emerging Markets Fund (a)	55,417,424	1,214,195,749
Fidelity Series International Growth Fund (a)	72,828,340	1,176,177,691
Fidelity Series International Small Cap Fund (a)	15,760,972	293,469,300
Fidelity Series International Value Fund (a)	112,850,198	1,190,569,587
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,143,628,801)		3,991,231,762

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	8,410,263	84,775,451
Fidelity Series Floating Rate High Income Fund (a)	3,092,953	29,413,979
Fidelity Series High Income Fund (a)	19,181,811	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,086,426	107,538,333
Fidelity Series International Credit Fund (a)	590,839	5,867,034
Fidelity Series Investment Grade Bond Fund (a)	5,761,680	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,859,964	298,749,888
Fidelity Series Real Estate Income Fund (a)	5,276,101	56,559,805
TOTAL BOND FUNDS
(Cost $841,244,714)		829,200,867

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	212,944,275	212,944,275
Fidelity Series Short-Term Credit Fund (a)	4,034,521	39,780,377
TOTAL SHORT-TERM FUNDS
(Cost $253,151,294)		252,724,652
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,864,677,545)		13,312,835,571
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,509,301)
NET ASSETS - 100%		$13,305,326,270

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$32,809,218	$29,012,509	$5,668,788	$787,227	$17,168,699	$263,182,195
Fidelity Series 1000 Value Index Fund	91,992,048	49,633,303	17,629,356	13,663,296	(20,384)	5,158,706	326,476,656
Fidelity Series All-Sector Equity Fund	143,160,656	125,618,222	44,566,285	72,272,017	215,110	(26,498,596)	507,057,960
Fidelity Series Blue Chip Growth Fund	146,065,471	109,540,231	71,536,657	54,999,008	3,498,626	18,265,567	524,034,296
Fidelity Series Canada Fund	--	72,894,708	5,954,232	1,272,678	32,172	(2,535,804)	116,819,435
Fidelity Series Commodity Strategy Fund	57,174,624	64,381,962	11,152,047	1,389,127	(1,298,598)	9,710,414	278,070,063
Fidelity Series Emerging Markets Debt Fund	24,524,403	12,916,943	3,612,233	4,361,445	(70,842)	(2,767,960)	84,775,451
Fidelity Series Emerging Markets Fund	350,211,750	159,898,540	251,891,190	33,883,079	16,314,103	112,603,372	1,214,195,749
Fidelity Series Floating Rate High Income Fund	8,373,059	4,308,255	1,498,038	1,017,230	(74,075)	102,890	29,413,979
Fidelity Series Government Money Market Fund 1.67%	27,106,980	126,122,679	6,136,009	1,159,792	--	--	212,944,275
Fidelity Series Growth & Income Fund	245,345,533	247,796,594(a)	100,342,101	39,260,369	1,575,663	40,998,417	1,146,756,357
Fidelity Series Growth Company Fund	287,954,017	197,073,049	138,489,253	97,867,289	12,473,225	75,723,453	1,066,317,020
Fidelity Series High Income Fund	52,683,359	26,927,241	8,282,482	8,065,419	(67,360)	(2,438,302)	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	22,585,263	4,553,541	2,113,829	(62,736)	(2,531,448)	107,538,333
Fidelity Series International Credit Fund	--	1,942,483	54	72,323	--	(42,622)	5,867,034
Fidelity Series International Growth Fund	330,326,316	165,816,939	134,340,244	36,535,886	959,870	68,727,618	1,176,177,691
Fidelity Series International Small Cap Fund	75,475,113	46,764,580	32,788,948	17,297,483	1,212,496	25,579,313	293,469,300
Fidelity Series International Value Fund	331,188,904	179,675,140	93,604,012	36,561,245	(142,556)	31,477,080	1,190,569,587
Fidelity Series Intrinsic Opportunities Fund	217,564,424	309,723,919(a)	1,180,175	52,504,467	18,709	66,469,286	1,296,043,058
Fidelity Series Investment Grade Bond Fund	15,221,209	33,202,131	21,668,861	1,316,824	239,286	(1,885,886)	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	244,952,065	10,003,057	4,178,694	(249,985)	(10,175,970)	298,749,888
Fidelity Series Opportunistic Insights Fund	160,281,094	136,166,543	81,685,440	76,066,212	4,092,537	5,538,136	574,264,670
Fidelity Series Real Estate Equity Fund	29,201,655	27,756,344	5,563,780	3,770,328	(172,688)	(9,067,840)	104,846,888
Fidelity Series Real Estate Income Fund	16,661,979	9,471,677	2,825,110	2,341,133	(60,187)	(2,179,755)	56,559,805
Fidelity Series Short-Term Credit Fund	8,971,211	13,946,416	1,747,186	460,706	(7,922)	(516,188)	39,780,377
Fidelity Series Small Cap Discovery Fund	43,182,271	17,650,320	8,721,935	1,328,854	76,340	11,410,290	153,285,060
Fidelity Series Small Cap Opportunities Fund	130,040,169	100,626,067	34,977,225	47,737,970	(375,980)	2,018,724	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	194,656,475	47,997,324	69,965,577	(370,871)	(35,799,680)	892,343,372
Fidelity Series Value Discovery Fund	348,724,861	135,311,130	212,578,958(a)	37,101,877	13,224,706	(20,014,265)	633,054,295
Total	$3,496,184,500	$2,870,168,437	$1,384,338,242	$724,232,945	$51,745,886	$374,497,649	$13,312,835,571

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,864,677,545)	$13,312,835,571
Total Investment in Securities (cost $10,864,677,545)		$13,312,835,571
Receivable for investments sold		42,155,437
Receivable for fund shares sold		32,399,274
Total assets		13,387,390,282
Liabilities
Payable to custodian bank	$11
Payable for investments purchased	52,102,225
Payable for fund shares redeemed	22,450,974
Accrued management fee	7,510,802
Total liabilities		82,064,012
Net Assets		$13,305,326,270
Net Assets consist of:
Paid in capital		$10,519,788,302
Accumulated undistributed net realized gain (loss) on investments		337,379,942
Net unrealized appreciation (depreciation) on investments		2,448,158,026
Net Assets		$13,305,326,270
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,144,152,409 ÷ 342,667,649 shares)		$12.09
Class K:
Net Asset Value, offering price and redemption price per share ($8,748,415,627 ÷ 724,335,985 shares)		$12.08
Class K6:
Net Asset Value, offering price and redemption price per share ($412,758,234 ÷ 34,151,942 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$199,241,947
Expenses
Management fee	$56,979,886
Independent trustees' fees and expenses	30,002
Total expenses before reductions	57,009,888
Expense reductions	(2,309)	57,007,579
Net investment income (loss)		142,234,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	51,745,886
Realized gain distributions from underlying funds:
Affiliated issuers	524,990,998
Total net realized gain (loss)		576,736,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	374,497,649
Total change in net unrealized appreciation (depreciation)		374,497,649
Net gain (loss)		951,234,533
Net increase (decrease) in net assets resulting from operations		$1,093,468,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,234,368	$45,505,718
Net realized gain (loss)	576,736,884	70,221,421
Change in net unrealized appreciation (depreciation)	374,497,649	358,042,833
Net increase (decrease) in net assets resulting from operations	1,093,468,901	473,769,972
Distributions to shareholders from net investment income	(156,078,537)	(45,424,022)
Distributions to shareholders from net realized gain	(256,279,773)	(83,790,283)
Total distributions	(412,358,310)	(129,214,305)
Share transactions - net increase (decrease)	9,128,031,725	238,655,834
Total increase (decrease) in net assets	9,809,142,316	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$13,305,326,270	$3,496,183,954
Other Information
Undistributed net investment income end of period	$–	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.46	1.39	(.52)	.64	1.39
Total from investment operations	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.63%H	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateF	17%J	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.08
Total ReturnD,E	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,748,416
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.09
Total ReturnC,D	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$412,758
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,032,458	$222,464,053
Fidelity Series 1000 Value Index Fund (a)	22,411,210	276,330,213
Fidelity Series All-Sector Equity Fund (a)	35,169,821	429,071,816
Fidelity Series Blue Chip Growth Fund (a)	31,028,868	443,402,520
Fidelity Series Commodity Strategy Fund (a)	43,321,750	235,237,103
Fidelity Series Growth & Income Fund (a)	63,722,386	970,491,938
Fidelity Series Growth Company Fund (a)	51,374,282	902,132,390
Fidelity Series Intrinsic Opportunities Fund (a)	60,612,814	1,095,273,542
Fidelity Series Opportunistic Insights Fund (a)	27,686,833	485,903,915
Fidelity Series Real Estate Equity Fund (a)	7,431,053	88,578,147
Fidelity Series Small Cap Discovery Fund (a)	10,539,699	129,743,700
Fidelity Series Small Cap Opportunities Fund (a)	28,121,517	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund (a)	61,098,318	755,175,216
Fidelity Series Value Discovery Fund (a)	41,432,771	535,725,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,636,147,797)		6,970,543,117

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	9,708,497	98,832,496
Fidelity Series Emerging Markets Fund (a)	46,880,402	1,027,149,604
Fidelity Series International Growth Fund (a)	61,610,764	995,013,836
Fidelity Series International Small Cap Fund (a)	13,333,241	248,264,939
Fidelity Series International Value Fund (a)	95,472,284	1,007,232,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,668,228,125)		3,376,493,466

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,101,482	71,582,940
Fidelity Series Floating Rate High Income Fund (a)	2,638,644	25,093,502
Fidelity Series High Income Fund (a)	16,210,868	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,380,686	90,992,656
Fidelity Series International Credit Fund (a)	497,267	4,937,865
Fidelity Series Investment Grade Bond Fund (a)	4,872,934	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,493,165	252,756,420
Fidelity Series Real Estate Income Fund (a)	4,466,436	47,880,196
TOTAL BOND FUNDS
(Cost $712,356,832)		701,432,887

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	180,118,828	180,118,828
Fidelity Series Short-Term Credit Fund (a)	3,415,627	33,678,083
TOTAL SHORT-TERM FUNDS
(Cost $214,154,888)		213,796,911
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,230,887,642)		11,262,266,381
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,338,706)
NET ASSETS - 100%		$11,255,927,675

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$28,811,895	$23,191,739	$4,759,360	$437,466	$14,439,733	$222,464,053
Fidelity Series 1000 Value Index Fund	75,814,592	43,495,598	13,912,118	11,471,964	(64,682)	4,214,336	276,330,213
Fidelity Series All-Sector Equity Fund	118,131,044	108,429,436	35,924,587	60,760,639	81,552	(22,528,823)	429,071,816
Fidelity Series Blue Chip Growth Fund	120,528,023	94,677,664	58,452,415	45,951,013	2,683,319	15,399,960	443,402,520
Fidelity Series Canada Fund	--	61,417,002	4,919,558	1,067,970	9,023	(2,160,063)	98,832,496
Fidelity Series Commodity Strategy Fund	47,433,910	54,743,272	8,789,878	1,164,129	(1,211,505)	8,266,245	235,237,103
Fidelity Series Emerging Markets Debt Fund	20,222,367	11,223,948	2,933,313	3,647,915	(32,515)	(2,360,704)	71,582,940
Fidelity Series Emerging Markets Fund	288,955,854	138,476,182	207,513,577	28,441,551	12,935,487	94,239,831	1,027,149,604
Fidelity Series Floating Rate High Income Fund	6,949,953	3,816,970	1,215,498	858,519	(18,282)	42,886	25,093,502
Fidelity Series Government Money Market Fund 1.67%	22,353,640	106,747,016	4,884,054	971,370	--	--	180,118,828
Fidelity Series Growth & Income Fund	202,356,403	213,029,397(a)	82,299,509	32,791,116	1,002,299	34,269,160	970,491,938
Fidelity Series Growth Company Fund	237,459,962	170,500,158	112,794,354	82,153,624	9,187,883	63,986,197	902,132,390
Fidelity Series High Income Fund	43,407,771	23,520,713	6,727,000	6,752,188	(53,179)	(2,072,386)	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	20,245,312	3,597,516	1,776,827	(50,509)	(2,128,409)	90,992,656
Fidelity Series International Credit Fund	--	1,628,597	29	60,868	--	(35,934)	4,937,865
Fidelity Series International Growth Fund	272,563,530	145,142,947	110,746,013	30,668,370	613,482	57,237,963	995,013,836
Fidelity Series International Small Cap Fund	62,277,109	40,800,761	27,121,640	14,519,574	857,919	21,444,446	248,264,939
Fidelity Series International Value Fund	273,275,108	157,282,169	76,546,138	30,687,297	(594,680)	25,929,731	1,007,232,591
Fidelity Series Intrinsic Opportunities Fund	180,016,043	260,384,741(a)	1,132,968	44,121,745	18,524	55,331,942	1,095,273,542
Fidelity Series Investment Grade Bond Fund	12,708,969	27,976,575	18,092,379	1,104,377	224,256	(1,610,678)	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	206,473,324	7,790,072	3,513,142	(186,310)	(8,574,431)	252,756,420
Fidelity Series Opportunistic Insights Fund	132,258,253	117,575,182	66,890,252	63,901,632	3,028,857	4,585,152	485,903,915
Fidelity Series Real Estate Equity Fund	24,159,960	23,724,176	4,391,489	3,145,100	(187,693)	(7,577,322)	88,578,147
Fidelity Series Real Estate Income Fund	13,720,923	8,294,666	2,293,577	1,951,411	(50,235)	(1,828,236)	47,880,196
Fidelity Series Short-Term Credit Fund	7,399,416	11,926,346	1,375,045	386,446	(6,441)	(434,770)	33,678,083
Fidelity Series Small Cap Discovery Fund	35,628,306	16,116,954	6,891,166	1,111,944	15,558	9,530,103	129,743,700
Fidelity Series Small Cap Opportunities Fund	107,210,344	86,847,558	27,856,560	39,907,883	(322,682)	1,680,380	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	168,272,653	39,247,103	58,765,036	(272,138)	(30,516,714)	755,175,216
Fidelity Series Value Discovery Fund	287,661,234	117,773,708	174,790,153(a)	31,114,095	10,726,891	(16,696,835)	535,725,735
Total	$2,884,830,830	$2,469,354,920	$1,132,319,700	$607,527,105	$38,771,665	$312,072,760	$11,262,266,381
 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,230,887,642)	$11,262,266,381
Total Investment in Securities (cost $9,230,887,642)		$11,262,266,381
Receivable for investments sold		35,240,839
Receivable for fund shares sold		27,779,083
Total assets		11,325,286,303
Liabilities
Payable to custodian bank	$54
Payable for investments purchased	45,751,449
Payable for fund shares redeemed	17,265,994
Accrued management fee	6,341,131
Total liabilities		69,358,628
Net Assets		$11,255,927,675
Net Assets consist of:
Paid in capital		$8,945,031,768
Distributions in excess of net investment income		(1,076,446)
Accumulated undistributed net realized gain (loss) on investments		280,593,614
Net unrealized appreciation (depreciation) on investments		2,031,378,739
Net Assets		$11,255,927,675
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,452,997,358 ÷ 283,978,501 shares)		$12.16
Class K:
Net Asset Value, offering price and redemption price per share ($7,475,338,872 ÷ 615,706,880 shares)		$12.14
Class K6:
Net Asset Value, offering price and redemption price per share ($327,591,445 ÷ 26,958,664 shares)		$12.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$167,129,277
Expenses
Management fee	$47,766,651
Independent trustees' fees and expenses	25,088
Total expenses before reductions	47,791,739
Expense reductions	(1,911)	47,789,828
Net investment income (loss)		119,339,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,190,871)
Fidelity Central Funds	26,190,871
Affiliated issuers	38,771,665
Realized gain distributions from underlying funds:
Affiliated issuers	440,397,828
Total net realized gain (loss)		479,169,493
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	312,072,760
Total change in net unrealized appreciation (depreciation)		312,072,760
Net gain (loss)		791,242,253
Net increase (decrease) in net assets resulting from operations		$910,581,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,339,449	$37,285,493
Net realized gain (loss)	479,169,493	56,748,247
Change in net unrealized appreciation (depreciation)	312,072,760	294,641,485
Net increase (decrease) in net assets resulting from operations	910,581,702	388,675,225
Distributions to shareholders from net investment income	(131,450,258)	(36,871,772)
Distributions to shareholders from net realized gain	(213,055,694)	(67,884,342)
Total distributions	(344,505,952)	(104,756,114)
Share transactions - net increase (decrease)	7,805,021,541	237,530,130
Total increase (decrease) in net assets	8,371,097,291	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$11,255,927,675	$2,884,830,384
Other Information
Undistributed net investment income end of period	$–	$1,491,755
Distributions in excess of net investment income end of period	$(1,076,446)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.48	1.40	(.52)	.65	1.41
Total from investment operations	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.63%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.63%E	-%	-%	-%	-%
Expenses net of all reductions	.63%E	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateC	16%G	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.14
Total ReturnD,E	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,475,339
Portfolio turnover rateF	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.15
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$327,591
Portfolio turnover rateE	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,058,145	$86,342,541
Fidelity Series 1000 Value Index Fund (a)	8,753,656	107,932,581
Fidelity Series All-Sector Equity Fund (a)	13,736,458	167,584,790
Fidelity Series Blue Chip Growth Fund (a)	12,114,381	173,114,503
Fidelity Series Commodity Strategy Fund (a)	16,930,937	91,934,990
Fidelity Series Growth & Income Fund (a)	24,904,073	379,289,030
Fidelity Series Growth Company Fund (a)	20,044,472	351,980,935
Fidelity Series Intrinsic Opportunities Fund (a)	23,630,368	427,000,743
Fidelity Series Opportunistic Insights Fund (a)	10,808,776	189,694,018
Fidelity Series Real Estate Equity Fund (a)	2,877,073	34,294,713
Fidelity Series Small Cap Discovery Fund (a)	4,117,119	50,681,737
Fidelity Series Small Cap Opportunities Fund (a)	10,981,648	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,880,872	295,167,577
Fidelity Series Value Discovery Fund (a)	16,192,296	209,366,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,396,429,122)		2,720,982,845

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	3,792,420	38,606,833
Fidelity Series Emerging Markets Fund (a)	18,297,241	400,892,549
Fidelity Series International Growth Fund (a)	24,047,949	388,374,374
Fidelity Series International Small Cap Fund (a)	5,204,021	96,898,872
Fidelity Series International Value Fund (a)	37,273,792	393,238,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,115,150,922)		1,318,011,137

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,699,381	27,209,763
Fidelity Series Floating Rate High Income Fund (a)	1,051,785	10,002,475
Fidelity Series High Income Fund (a)	6,314,291	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,677,900	35,675,631
Fidelity Series International Credit Fund (a)	168,073	1,668,964
Fidelity Series Investment Grade Bond Fund (a)	1,898,835	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,528,804	98,801,847
Fidelity Series Real Estate Income Fund (a)	1,765,699	18,928,290
TOTAL BOND FUNDS
(Cost $277,336,703)		273,387,330

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	70,121,042	70,121,042
Fidelity Series Short-Term Credit Fund (a)	1,352,276	13,333,440
TOTAL SHORT-TERM FUNDS
(Cost $83,592,911)		83,454,482
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,872,509,658)		4,395,835,794
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,443,782)
NET ASSETS - 100%		$4,393,392,012

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$18,202,006	$8,460,609	$1,770,495	$43,309	$5,101,125	$86,342,541
Fidelity Series 1000 Value Index Fund	24,255,513	26,081,779	5,150,618	4,272,736	(43,808)	1,258,604	107,932,581
Fidelity Series All-Sector Equity Fund	37,780,585	55,780,637	12,906,709	22,836,770	(11,041)	(9,212,080)	167,584,790
Fidelity Series Blue Chip Growth Fund	38,547,010	50,429,075	20,983,726	16,741,236	244,092	5,887,414	173,114,503
Fidelity Series Canada Fund	--	25,062,858	1,776,273	396,865	(12,624)	(891,436)	38,606,833
Fidelity Series Commodity Strategy Fund	15,750,440	27,052,073	3,006,783	428,674	52,176	2,539,627	91,934,990
Fidelity Series Emerging Markets Debt Fund	6,351,178	6,457,324	1,027,346	1,303,723	306	(892,191)	27,209,763
Fidelity Series Emerging Markets Fund	92,291,452	84,510,631	71,058,107	10,574,532	2,817,401	34,665,281	400,892,549
Fidelity Series Floating Rate High Income Fund	2,277,567	2,397,383	426,246	320,788	(1,033)	10,153	10,002,475
Fidelity Series Government Money Market Fund 1.67%	7,128,818	43,816,226	1,704,099	362,886	--	--	70,121,042
Fidelity Series Growth & Income Fund	64,757,517	110,575,083(a)	29,573,063	11,865,376	172,274	11,786,116	379,289,030
Fidelity Series Growth Company Fund	75,561,673	91,358,415	36,503,202	30,540,415	624,304	24,465,434	351,980,935
Fidelity Series High Income Fund	13,866,939	14,026,940	2,345,228	2,478,735	6,134	(859,058)	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	11,484,967	1,221,085	663,397	(13,861)	(798,755)	35,675,631
Fidelity Series International Credit Fund	--	553,903	12	20,573	--	(12,112)	1,668,964
Fidelity Series International Growth Fund	87,135,142	89,137,535	39,295,446	11,400,933	(152,178)	19,630,565	388,374,374
Fidelity Series International Small Cap Fund	19,909,249	23,540,461	9,625,480	5,397,712	108,950	7,756,119	96,898,872
Fidelity Series International Value Fund	87,362,038	93,680,620	26,556,218	11,426,302	(108,943)	7,764,016	393,238,509
Fidelity Series Intrinsic Opportunities Fund	58,119,244	131,432,076(a)	358,817	16,026,654	(1,814)	19,530,817	427,000,743
Fidelity Series Investment Grade Bond Fund	4,305,047	11,809,042	6,612,872	407,879	16,071	(540,864)	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	81,721,568	2,782,540	1,313,822	(60,143)	(3,180,574)	98,801,847
Fidelity Series Opportunistic Insights Fund	42,298,882	60,914,014	24,095,789	23,863,827	416,625	1,312,689	189,694,018
Fidelity Series Real Estate Equity Fund	7,780,471	11,372,089	1,548,933	1,152,588	(55,776)	(2,854,852)	34,294,713
Fidelity Series Real Estate Income Fund	4,370,535	4,950,354	805,135	715,418	(15,748)	(699,918)	18,928,290
Fidelity Series Short-Term Credit Fund	2,301,275	5,842,889	464,859	143,039	(2,047)	(166,184)	13,333,440
Fidelity Series Small Cap Discovery Fund	11,402,903	10,439,437	2,504,533	405,353	(9,542)	3,455,488	50,681,737
Fidelity Series Small Cap Opportunities Fund	34,103,264	46,048,783	10,239,924	14,597,805	(159,334)	659,156	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	90,220,903	14,433,802	21,974,543	(122,333)	(12,325,926)	295,167,577
Fidelity Series Value Discovery Fund	91,815,328	62,898,336	57,599,402(a)	11,474,213	2,680,485	(5,442,739)	209,366,384
Total	$922,284,454	$1,291,797,407	$393,066,856	$224,877,289	$6,411,902	$107,945,915	$4,395,835,794

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,872,509,658)	$4,395,835,794
Total Investment in Securities (cost $3,872,509,658)		$4,395,835,794
Receivable for investments sold		13,184,458
Receivable for fund shares sold		15,913,943
Total assets		4,424,934,195
Liabilities
Payable for investments purchased	$21,466,572
Payable for fund shares redeemed	7,630,529
Accrued management fee	2,445,082
Total liabilities		31,542,183
Net Assets		$4,393,392,012
Net Assets consist of:
Paid in capital		$3,774,718,446
Distributions in excess of net investment income		(1,831,367)
Accumulated undistributed net realized gain (loss) on investments		97,178,797
Net unrealized appreciation (depreciation) on investments		523,326,136
Net Assets		$4,393,392,012
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,265,311,313 ÷ 92,356,035 shares)		$13.70
Class K:
Net Asset Value, offering price and redemption price per share ($2,992,599,355 ÷ 218,630,178 shares)		$13.69
Class K6:
Net Asset Value, offering price and redemption price per share ($135,481,344 ÷ 9,892,351 shares)		$13.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$61,759,612
Expenses
Management fee	$17,585,388
Independent trustees' fees and expenses	9,079
Total expenses before reductions	17,594,467
Expense reductions	(613)	17,593,854
Net investment income (loss)		44,165,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,411,902
Realized gain distributions from underlying funds:
Affiliated issuers	163,117,677
Total net realized gain (loss)		169,529,579
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	107,945,915
Total change in net unrealized appreciation (depreciation)		107,945,915
Net gain (loss)		277,475,494
Net increase (decrease) in net assets resulting from operations		$321,641,252

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,165,758	$11,233,935
Net realized gain (loss)	169,529,579	11,661,308
Change in net unrealized appreciation (depreciation)	107,945,915	93,927,353
Net increase (decrease) in net assets resulting from operations	321,641,252	116,822,596
Distributions to shareholders from net investment income	(48,627,128)	(11,091,790)
Distributions to shareholders from net realized gain	(70,153,488)	(15,197,673)
Total distributions	(118,780,616)	(26,289,463)
Share transactions - net increase (decrease)	3,268,247,071	182,129,905
Total increase (decrease) in net assets	3,471,107,707	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$4,393,392,012	$922,284,305
Other Information
Undistributed net investment income end of period	$–	$461,138
Distributions in excess of net investment income end of period	$(1,831,367)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	1.64	1.57	(.59)	.72	1.51
Total from investment operations	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.64%F	-%	-%	-%	-%
Expenses net of all reductions	.64%F	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateD	15%H	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.76
Total from investment operations	.95
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.37)
Net asset value, end of period	$13.69
Total ReturnC,D	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,992,599
Portfolio turnover rateE	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.25
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.38)C
Net asset value, end of period	$13.70
Total ReturnD,E	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H,I
Expenses net of fee waivers, if any	.50%H,I
Expenses net of all reductions	.50%H,I
Net investment income (loss)	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$135,481
Portfolio turnover rateF	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
73.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	931,733	$15,904,680
Fidelity Series 1000 Value Index Fund (a)	1,640,301	20,224,908
Fidelity Series All-Sector Equity Fund (a)	2,561,768	31,253,568
Fidelity Series Blue Chip Growth Fund (a)	2,257,072	32,253,565
Fidelity Series Commodity Strategy Fund (a)	3,157,585	17,145,686
Fidelity Series Growth & Income Fund (a)	4,651,132	70,836,746
Fidelity Series Growth Company Fund (a)	3,726,911	65,444,549
Fidelity Series Intrinsic Opportunities Fund (a)	4,380,605	79,157,527
Fidelity Series Opportunistic Insights Fund (a)	2,013,415	35,335,440
Fidelity Series Real Estate Equity Fund (a)	526,249	6,272,892
Fidelity Series Small Cap Discovery Fund (a)	770,717	9,487,528
Fidelity Series Small Cap Opportunities Fund (a)	2,045,557	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,459,065	55,114,043
Fidelity Series Value Discovery Fund (a)	3,022,055	39,075,165
TOTAL DOMESTIC EQUITY FUNDS
(Cost $476,745,639)		506,675,939

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	707,519	7,202,539
Fidelity Series Emerging Markets Fund (a)	3,397,019	74,428,681
Fidelity Series International Growth Fund (a)	4,477,184	72,306,514
Fidelity Series International Small Cap Fund (a)	968,806	18,039,162
Fidelity Series International Value Fund (a)	6,943,655	73,255,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $217,514,045)		245,232,458

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	480,243	4,840,852
Fidelity Series Floating Rate High Income Fund (a)	198,771	1,890,315
Fidelity Series High Income Fund (a)	1,167,654	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund (a)	697,786	6,768,528
Fidelity Series International Credit Fund (a)	24,620	244,476
Fidelity Series Investment Grade Bond Fund (a)	351,702	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,161,160	18,521,138
Fidelity Series Real Estate Income Fund (a)	334,021	3,580,706
TOTAL BOND FUNDS
(Cost $51,233,961)		50,849,518

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	13,009,017	13,009,017
Fidelity Series Short-Term Credit Fund (a)	265,955	2,622,315
TOTAL SHORT-TERM FUNDS
(Cost $15,656,529)		15,631,332
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $761,150,174)		818,389,247
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(447,538)
NET ASSETS - 100%		$817,941,709

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$6,438,548	$1,029,051	$282,286	$(1,108)	$663,557	$15,904,680
Fidelity Series 1000 Value Index Fund	3,069,993	8,902,224	525,262	689,068	(3,302)	18,615	20,224,908
Fidelity Series All-Sector Equity Fund	4,762,745	16,148,837	1,488,531	3,795,985	20,418	(1,873,521)	31,253,568
Fidelity Series Blue Chip Growth Fund	4,859,349	15,114,238	2,698,720	2,495,792	(12,842)	903,849	32,253,565
Fidelity Series Canada Fund	--	5,267,123	178,820	62,924	(2,362)	(198,579)	7,202,539
Fidelity Series Commodity Strategy Fund	1,964,660	8,000,877	288,686	66,231	1,380	408,093	17,145,686
Fidelity Series Emerging Markets Debt Fund	762,854	2,110,792	87,884	196,841	(375)	(141,345)	4,840,852
Fidelity Series Emerging Markets Fund	11,652,982	28,909,823	8,239,161	1,687,534	51,872	5,343,249	74,428,681
Fidelity Series Floating Rate High Income Fund	280,209	840,821	36,476	51,454	65	1,030	1,890,315
Fidelity Series Government Money Market Fund 1.67%	921,937	9,235,461	137,464	60,464	--	--	13,009,017
Fidelity Series Growth & Income Fund	8,185,945	33,433,485(a)	3,557,151	1,832,502	(8,506)	1,246,946	70,836,746
Fidelity Series Growth Company Fund	9,226,869	29,089,973	4,216,484	4,872,725	15,518	3,409,874	65,444,549
Fidelity Series High Income Fund	1,737,800	4,704,002	199,152	397,295	1,247	(167,767)	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund	936,424	3,383,430	116,870	107,840	(218)	(126,674)	6,768,528
Fidelity Series International Credit Fund	--	84,118	--	3,013	--	(1,744)	244,476
Fidelity Series International Growth Fund	10,972,971	30,738,484	4,989,979	1,819,043	(97,877)	2,636,864	72,306,514
Fidelity Series International Small Cap Fund	2,507,199	7,667,385	1,198,082	861,206	823	1,182,055	18,039,162
Fidelity Series International Value Fund	11,001,344	31,460,965	2,755,950	1,821,065	33,414	586,654	73,255,562
Fidelity Series Intrinsic Opportunities Fund	7,535,524	37,905,112(a)	280,851	2,427,329	(676)	2,723,104	79,157,527
Fidelity Series Investment Grade Bond Fund	520,788	2,699,966	965,554	65,806	(1,893)	(85,169)	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund	370	15,991,507	263,809	217,662	(3,198)	(501,965)	18,521,138
Fidelity Series Opportunistic Insights Fund	5,332,374	17,739,165	3,157,115	3,873,652	(1,286)	(66,422)	35,335,440
Fidelity Series Real Estate Equity Fund	988,977	3,158,976	176,455	182,065	(5,698)	(474,650)	6,272,892
Fidelity Series Real Estate Income Fund	550,371	1,639,191	68,964	112,387	(536)	(117,574)	3,580,706
Fidelity Series Short-Term Credit Fund	297,090	1,541,073	39,611	24,141	(135)	(28,933)	2,622,315
Fidelity Series Small Cap Discovery Fund	1,441,817	3,895,463	286,416	62,853	(926)	477,589	9,487,528
Fidelity Series Small Cap Opportunities Fund	4,306,667	13,634,323	1,155,384	2,200,035	(16,018)	106,960	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	27,082,594	1,350,587	3,615,628	3,845	(2,529,930)	55,114,043
Fidelity Series Value Discovery Fund	11,565,215	19,198,481	7,447,711(a)	1,822,051	135,447	(881,350)	39,075,165
Total	$116,154,990	$386,016,437	$46,936,180	$35,706,877	$107,073	$12,512,816	$818,389,247

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $761,150,174)	$818,389,247
Total Investment in Securities (cost $761,150,174)		$818,389,247
Cash		6
Receivable for investments sold		2,275,404
Receivable for fund shares sold		4,177,841
Total assets		824,842,498
Liabilities
Payable for investments purchased	$5,036,302
Payable for fund shares redeemed	1,416,592
Accrued management fee	447,895
Total liabilities		6,900,789
Net Assets		$817,941,709
Net Assets consist of:
Paid in capital		$744,574,776
Distributions in excess of net investment income		(655,535)
Accumulated undistributed net realized gain (loss) on investments		16,783,395
Net unrealized appreciation (depreciation) on investments		57,239,073
Net Assets		$817,941,709
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($241,895,726 ÷ 19,822,548 shares)		$12.20
Class K:
Net Asset Value, offering price and redemption price per share ($549,158,159 ÷ 45,048,608 shares)		$12.19
Class K6:
Net Asset Value, offering price and redemption price per share ($26,887,824 ÷ 2,203,517 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,775,316
Expenses
Management fee	$2,854,340
Independent trustees' fees and expenses	1,414
Total expenses before reductions	2,855,754
Expense reductions	(75)	2,855,679
Net investment income (loss)		6,919,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	107,073
Realized gain distributions from underlying funds:
Affiliated issuers	25,931,561
Total net realized gain (loss)		26,038,634
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	12,512,816
Total change in net unrealized appreciation (depreciation)		12,512,816
Net gain (loss)		38,551,450
Net increase (decrease) in net assets resulting from operations		$45,471,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,919,637	$1,154,087
Net realized gain (loss)	26,038,634	1,463,110
Change in net unrealized appreciation (depreciation)	12,512,816	9,155,957
Net increase (decrease) in net assets resulting from operations	45,471,087	11,773,154
Distributions to shareholders from net investment income	(7,703,403)	(1,119,481)
Distributions to shareholders from net realized gain	(9,428,917)	(924,001)
Total distributions	(17,132,320)	(2,043,482)
Share transactions - net increase (decrease)	673,447,954	59,406,386
Total increase (decrease) in net assets	701,786,721	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$817,941,709	$116,154,988
Other Information
Undistributed net investment income end of period	$–	$57,090
Distributions in excess of net investment income end of period	$(655,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.16	.10
Net realized and unrealized gain (loss)	1.46	1.37	(.53)	.52
Total from investment operations	1.59	1.53	(.37)	.62
Distributions from net investment income	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.26)	(.17)	(.17)	(.07)
Total distributions	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.20	$11.01	$9.78	$10.45
Total ReturnE	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	- %I	- %I	- %I,J
Expenses net of fee waivers, if any	.66%H	-%	-%	- %J
Expenses net of all reductions	.66%H	-%	-%	- %J
Net investment income (loss)	1.09%	1.54%	1.67%	1.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateF	11%K	21%	31%	28%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.68
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.19
Total ReturnC,D	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$549,158
Portfolio turnover rate E	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.20
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,888
Portfolio turnover rateE	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The aggregate value of investments by input level as of March 31, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,489,005,582	$279,176,237	$(47,267,424)	$231,908,813
Fidelity Freedom 2005 Fund	958,605,080	85,863,430	(21,429,309)	64,434,121
Fidelity Freedom 2010 Fund	5,847,136,646	761,250,097	(111,320,535)	649,929,562
Fidelity Freedom 2015 Fund	8,807,520,428	1,444,974,623	(129,067,065)	1,315,907,558
Fidelity Freedom 2020 Fund	25,969,455,434	4,463,905,332	(416,824,105)	4,047,081,227
Fidelity Freedom 2025 Fund	23,523,803,519	4,103,199,553	(321,195,578)	3,782,003,975
Fidelity Freedom 2030 Fund	26,587,201,146	5,637,290,779	(285,635,705)	5,351,655,074
Fidelity Freedom 2035 Fund	17,722,020,111	4,167,121,966	(133,910,175)	4,033,211,791
Fidelity Freedom 2040 Fund	18,034,568,362	4,480,683,126	(129,717,971)	4,350,965,155
Fidelity Freedom 2045 Fund	10,885,286,442	2,507,897,546	(80,348,417)	2,427,549,129
Fidelity Freedom 2050 Fund	9,249,146,849	2,081,923,316	(68,803,784)	2,013,119,532
Fidelity Freedom 2055 Fund	3,883,317,948	554,345,171	(41,827,325)	512,517,846
Fidelity Freedom 2060 Fund	762,324,648	65,565,075	(9,500,476)	56,064,599

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$7,806,711	$36,034,130	$231,908,813
Fidelity Freedom 2005 Fund	3,770,678	13,865,421	64,434,121
Fidelity Freedom 2010 Fund	23,782,132	128,970,087	649,929,562
Fidelity Freedom 2015 Fund	34,778,152	222,903,828	1,315,907,558
Fidelity Freedom 2020 Fund	80,115,607	655,764,596	4,047,081,227
Fidelity Freedom 2025 Fund	53,021,330	574,981,498	3,782,003,975
Fidelity Freedom 2030 Fund	37,674,246	810,087,935	5,351,655,074
Fidelity Freedom 2035 Fund	9,640,301	576,147,310	4,033,211,791
Fidelity Freedom 2040 Fund	2,799,007	614,828,157	4,350,965,155
Fidelity Freedom 2045 Fund	1,186,481	356,802,357	2,427,549,129
Fidelity Freedom 2050 Fund	–	298,852,819	2,013,119,532
Fidelity Freedom 2055 Fund	–	107,987,088	512,517,846
Fidelity Freedom 2060 Fund	–	17,957,870	56,064,599

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$59,848,117	$59,542,043	$119,390,160
Fidelity Freedom 2005 Fund	16,088,182	18,342,832	34,431,014
Fidelity Freedom 2010 Fund	110,846,319	175,338,147	286,184,466
Fidelity Freedom 2015 Fund	169,438,811	260,911,363	430,350,174
Fidelity Freedom 2020 Fund	485,379,607	623,034,628	1,108,414,235
Fidelity Freedom 2025 Fund	432,040,605	464,445,330	896,485,935
Fidelity Freedom 2030 Fund	523,900,861	642,379,992	1,166,280,853
Fidelity Freedom 2035 Fund	354,910,547	369,938,577	724,849,124
Fidelity Freedom 2040 Fund	367,209,112	408,996,628	776,205,740
Fidelity Freedom 2045 Fund	214,132,446	198,225,864	412,358,310
Fidelity Freedom 2050 Fund	181,104,825	163,401,127	344,505,952
Fidelity Freedom 2055 Fund	66,698,701	52,081,915	118,780,616
Fidelity Freedom 2060 Fund	10,534,555	6,597,765	17,132,320

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$40,536,102	$29,154,612	$69,690,714
Fidelity Freedom 2005 Fund	11,160,500	6,409,275	17,569,775
Fidelity Freedom 2010 Fund	80,368,531	64,628,003	144,996,534
Fidelity Freedom 2015 Fund	99,427,436	95,245,831	194,673,267
Fidelity Freedom 2020 Fund	213,211,487	239,572,916	452,784,403
Fidelity Freedom 2025 Fund	157,620,966	194,204,711	351,825,677
Fidelity Freedom 2030 Fund	173,773,140	244,315,902	418,089,042
Fidelity Freedom 2035 Fund	94,344,469	156,517,411	250,861,880
Fidelity Freedom 2040 Fund	102,731,589	172,213,343	274,944,932
Fidelity Freedom 2045 Fund	48,804,914	80,409,391	129,214,305
Fidelity Freedom 2050 Fund	39,634,868	65,121,246	104,756,114
Fidelity Freedom 2055 Fund	12,087,248	14,202,215	26,289,463
Fidelity Freedom 2060 Fund	1,271,461	772,021	2,043,482

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	496,084,681	553,918,265
Fidelity Freedom 2005 Fund	198,838,677	187,856,918
Fidelity Freedom 2010 Fund	1,039,369,593	1,389,222,685
Fidelity Freedom 2015 Fund	1,786,474,514	2,004,652,507
Fidelity Freedom 2020 Fund	5,108,651,665	4,378,744,137
Fidelity Freedom 2025 Fund	5,449,152,410	3,212,766,329
Fidelity Freedom 2030 Fund	6,388,369,929	3,971,481,732
Fidelity Freedom 2035 Fund	4,641,083,254	2,405,854,745
Fidelity Freedom 2040 Fund	4,278,487,423	2,409,903,900
Fidelity Freedom 2045 Fund	2,870,168,437	1,384,338,242
Fidelity Freedom 2050 Fund	2,469,354,920	1,132,319,700
Fidelity Freedom 2055 Fund	1,291,797,407	393,066,856
Fidelity Freedom 2060 Fund	386,016,437	46,936,180

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through March 31, 2018, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income Fund	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005 Fund	9,132,913	818,016
Fidelity Freedom 2010 Fund	82,938,352	17,423,248
Fidelity Freedom 2015 Fund	132,300,852	26,218,924
Fidelity Freedom 2020 Fund	349,185,809	55,046,914
Fidelity Freedom 2025 Fund	312,149,126	36,476,750
Fidelity Freedom 2030 Fund	443,448,822	45,658,987
Fidelity Freedom 2035 Fund	315,567,651	25,385,650
Fidelity Freedom 2040 Fund	341,654,429	31,022,107
Fidelity Freedom 2045 Fund	165,214,747	12,941,012
Fidelity Freedom 2050 Fund	136,449,649	10,462,773
Fidelity Freedom 2055 Fund	44,625,815	2,684,111
Fidelity Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Freedom Income Fund	$25
Fidelity Freedom 2010 Fund	1
Fidelity Freedom 2015 Fund	19
Fidelity Freedom 2020 Fund	29
Fidelity Freedom 2025 Fund	18
Fidelity Freedom 2030 Fund	27
Fidelity Freedom 2035 Fund	38
Fidelity Freedom 2040 Fund	43
Fidelity Freedom 2045 Fund	17
Fidelity Freedom 2050 Fund	20
Fidelity Freedom 2055 Fund	8

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$34,335,271	$37,016,596
Class K	17,390,446	–
Class K6	223,737	–
Total	$51,949,454	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$44,712,535	$32,674,118
Class K	22,488,873	–
Class K6	239,298	–
Total	$67,440,706	$32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$8,256,167	$10,200,069
Class K	5,348,186	–
Class K6	66,981	–
Total	$13,671,334	$10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$14,263,444	$7,369,706
Class K	6,417,819	–
Class K6	78,417	–
Total	$20,759,680	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$59,450,122	$71,220,043
Class K	33,379,063	–
Class K6	446,466	–
Total	$93,275,651	$71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$138,121,654	$73,776,491
Class K	54,086,430	–
Class K6	700,731	–
Total	$192,908,815	$73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$75,356,851	$89,847,108
Class K	62,744,245	–
Class K6	834,279	–
Total	$138,935,375	$89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$187,400,162	$104,826,159
Class K	102,672,333	–
Class K6	1,342,304	–
Total	$291,414,799	$104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$170,977,599	$200,026,428
Class K	214,523,078	–
Class K6	3,160,558	–
Total	$388,661,235	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$406,127,361	$252,757,975
Class K	309,195,087	–
Class K6	4,430,552	–
Total	$719,753,000	$252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$135,746,842	$147,758,780
Class K	196,874,291	–
Class K6	4,557,308	–
Total	$337,178,441	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$300,732,953	$204,066,897
Class K	252,816,654	–
Class K6	5,757,887	–
Total	$559,307,494	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$152,399,042	$163,120,493
Class K	237,812,270	–
Class K6	6,564,512	–
Total	$396,775,824	$163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$413,872,411	$254,968,549
Class K	346,196,136	–
Class K6	9,436,482	–
Total	$769,505,029	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$87,722,896	$88,507,344
Class K	162,011,402	–
Class K6	5,709,559	–
Total	$255,443,857	$88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$240,142,544	$162,354,536
Class K	221,611,338	–
Class K6	7,651,385	–
Total	$469,405,267	$162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$90,536,406	$96,859,849
Class K	170,937,500	–
Class K6	4,789,254	–
Total	$266,263,160	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$261,248,683	$178,085,083
Class K	242,057,363	–
Class K6	6,636,534	–
Total	$509,942,580	$178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$44,250,979	$45,424,022
Class K	109,126,440	–
Class K6	2,701,118	–
Total	$156,078,537	$45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$114,572,629	$83,790,283
Class K	138,369,458	–
Class K6	3,337,686	–
Total	$256,279,773	$83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$36,777,044	$36,871,772
Class K	92,715,220	–
Class K6	1,957,994	–
Total	$131,450,258	$36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$93,839,199	$67,884,342
Class K	116,797,064	–
Class K6	2,419,431	–
Total	$213,055,694	$67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$12,886,343	$11,091,790
Class K	34,941,200	–
Class K6	799,585	–
Total	$48,627,128	$11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$27,949,675	$15,197,673
Class K	41,275,560	–
Class K6	928,253	–
Total	$70,153,488	$15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$2,107,103	$1,119,481
Class K	5,444,764	–
Class K6	151,536	–
Total	$7,703,403	$1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$3,721,242	$924,001
Class K	5,555,128	–
Class K6	152,547	–
Total	$9,428,917	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018 (a)	Year ended March 31, 2017	Year ended March 31, 2018 (a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	27,221,111	27,891,079	$320,765,917	$318,995,628
Reinvestment of distributions	6,605,290	6,036,813	77,395,265	68,285,524
Shares redeemed	(38,028,513)	(43,107,568)	(447,668,101)	(492,617,047)
Net increase (decrease)	(4,202,112)	(9,179,676)	$(49,506,919)	$(105,335,895)
Class K
Shares sold	23,453,639	–	$277,296,475	$–
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990	–	1,613,678,107	–
Reinvestment of distributions	3,392,232	–	39,879,319	–
Shares redeemed	(29,017,558)	–	(343,144,692)	–
Net increase (decrease)	134,349,303	–	$1,587,709,209	$–
Class K6
Shares sold	3,890,192	–	$45,935,962	$–
Reinvestment of distributions	39,381	–	463,035	–
Shares redeemed	(569,053)	–	(6,709,845)	–
Net increase (decrease)	3,360,520	–	$39,689,152	$–
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	7,378,209	8,370,565	$92,645,422	$99,885,293
Reinvestment of distributions	1,791,008	1,487,696	22,315,999	17,425,187
Shares redeemed	(9,828,104)	(11,808,557)	(123,356,983)	(141,074,680)
Net increase (decrease)	(658,887)	(1,950,296)	$(8,395,562)	$(23,764,200)
Class K
Shares sold	9,369,547	–	$118,391,743	$–
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	–	412,589,249	–
Reinvestment of distributions	938,278	–	11,766,005	–
Shares redeemed	(9,282,767)	–	(117,477,612)	–
Net increase (decrease)	33,848,388	–	$425,269,385	$–
Class K6
Shares sold	893,756	–	$11,275,207	$–
Reinvestment of distributions	11,585	–	145,398	–
Shares redeemed	(106,187)	–	(1,340,558)	–
Net increase (decrease)	799,154	–	$10,080,047	$–
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	23,767,583	29,730,777	$381,761,384	$450,240,426
Reinvestment of distributions	12,229,853	9,654,368	194,626,240	142,971,004
Shares redeemed	(49,294,217)	(63,066,784)	(791,146,041)	(954,373,734)
Net increase (decrease)	(13,296,781)	(23,681,639)	$(214,758,417)	$(361,162,304)
Class K
Shares sold	20,322,144	–	$328,782,786	$–
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428	–	2,547,535,809	–
Reinvestment of distributions	5,452,961	–	87,465,493	–
Shares redeemed	(34,234,425)	–	(555,204,634)	–
Net increase (decrease)	150,068,108	–	$2,408,579,454	$–
Class K6
Shares sold	4,164,658	–	$67,215,211	$–
Reinvestment of distributions	71,521	–	1,147,196	–
Shares redeemed	(490,870)	–	(7,955,488)	–
Net increase (decrease)	3,745,309	–	$60,406,919	$–
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	72,616,042	86,891,690	$968,356,768	$1,077,815,896
Reinvestment of distributions	19,682,696	15,956,683	260,136,127	192,945,931
Shares redeemed	(104,001,992)	(132,326,360)	(1,384,215,146)	(1,637,477,620)
Net increase (decrease)	(11,703,254)	(29,477,987)	$(155,722,251)	$(366,715,793)
Class K
Shares sold	57,486,192	–	$773,133,070	$–
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109	–	4,748,505,056	–
Reinvestment of distributions	12,372,220	–	165,416,578	–
Shares redeemed	(79,691,095)	–	(1,075,934,728)	–
Net increase (decrease)	347,466,426	–	$4,611,119,976	$–
Class K6
Shares sold	10,514,183	–	$140,899,779	$–
Reinvestment of distributions	162,796	–	2,176,583	–
Shares redeemed	(2,096,076)	–	(28,077,012)	–
Net increase (decrease)	8,580,903	–	$114,999,350	$–
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	152,441,221	159,336,775	$2,504,940,140	$2,409,581,355
Reinvestment of distributions	35,050,498	30,520,001	571,436,446	448,509,541
Shares redeemed	(187,167,034)	(209,463,411)	(3,072,056,561)	(3,158,599,236)
Net increase (decrease)	324,685	(19,606,635)	$4,320,025	$(300,508,340)
Class K
Shares sold	159,801,375	–	$2,656,458,207	$–
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746	–	16,284,141,352	–
Reinvestment of distributions	31,625,493	–	523,718,165	–
Shares redeemed	(181,091,802)	–	(3,024,255,229)	–
Net increase (decrease)	1,007,526,812	–	$16,440,062,495	$–
Class K6
Shares sold	31,475,610	–	$521,683,894	$–
Reinvestment of distributions	458,124	–	7,591,110	–
Shares redeemed	(3,147,676)	–	(52,491,121)	–
Net increase (decrease)	28,786,058	–	$476,783,883	$–
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	158,726,717	161,205,087	$2,259,361,477	$2,085,995,325
Reinvestment of distributions	30,656,487	27,865,215	433,261,289	349,406,296
Shares redeemed	(151,675,334)	(163,515,141)	(2,154,686,419)	(2,107,812,160)
Net increase (decrease)	37,707,870	25,555,161	$537,936,347	$327,589,461
Class K
Shares sold	199,976,963	–	$2,881,263,698	$–
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058	–	14,641,455,337	–
Reinvestment of distributions	31,228,538	–	449,690,945	–
Shares redeemed	(171,473,684)	–	(2,483,694,512)	–
Net increase (decrease)	1,098,869,875	–	$15,488,715,468	$–
Class K6
Shares sold	47,051,793	–	$673,422,348	$–
Reinvestment of distributions	715,836	–	10,315,195	–
Shares redeemed	(4,172,324)	–	(60,270,553)	–
Net increase (decrease)	43,595,305	–	$623,466,990	$–
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	123,266,681	123,540,563	$2,193,032,389	$1,957,712,162
Reinvestment of distributions	31,803,918	27,198,687	561,630,140	414,813,441
Shares redeemed	(126,546,656)	(142,359,984)	(2,245,714,755)	(2,244,048,246)
Net increase (decrease)	28,523,943	8,379,266	$508,947,774	$128,477,357
Class K
Shares sold	159,214,941	–	$2,878,963,957	$–
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240	–	17,213,886,716	–
Reinvestment of distributions	32,337,117	–	584,008,406	–
Shares redeemed	(148,080,700)	–	(2,692,845,198)	–
Net increase (decrease)	1,024,319,598	–	$17,984,013,881	$–
Class K6
Shares sold	47,995,734	–	$858,334,852	$–
Reinvestment of distributions	885,011	–	16,000,993	–
Shares redeemed	(3,213,471)	–	(58,671,562)	–
Net increase (decrease)	45,667,274	–	$815,664,283	$–
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	110,962,220	107,335,106	$1,654,304,549	$1,399,007,407
Reinvestment of distributions	21,957,182	19,960,664	325,960,643	249,452,344
Shares redeemed	(99,897,658)	(109,251,957)	(1,486,838,456)	(1,416,735,577)
Net increase (decrease)	33,021,744	18,043,813	$493,426,736	$231,724,174
Class K
Shares sold	152,904,028	–	$2,323,823,499	$–
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579	–	11,861,189,816	–
Reinvestment of distributions	25,155,590	–	383,622,740	–
Shares redeemed	(133,107,016)	–	(2,040,612,137)	–
Net increase (decrease)	855,143,181	–	$12,528,023,918	$–
Class K6
Shares sold	48,428,487	–	$727,016,849	$–
Reinvestment of distributions	875,553	–	13,360,944	–
Shares redeemed	(2,447,780)	–	(37,752,360)	–
Net increase (decrease)	46,856,260	–	$702,625,433	$–
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	136,619,831	140,785,303	$1,431,492,061	$1,286,757,447
Reinvestment of distributions	33,488,676	31,075,048	348,747,375	272,618,946
Shares redeemed	(139,529,622)	(155,935,498)	(1,457,941,134)	(1,418,860,060)
Net increase (decrease)	30,578,885	15,924,853	$322,298,302	$140,516,333
Class K
Shares sold	204,272,570	–	$2,180,144,652	$–
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	–	12,432,808,583	–
Reinvestment of distributions	38,561,612	–	412,994,864	–
Shares redeemed	(192,024,994)	–	(2,069,340,268)	–
Net increase (decrease)	1,260,226,363	–	$12,956,607,831	$–
Class K6
Shares sold	63,538,724	–	$671,238,294	$–
Reinvestment of distributions	1,066,834	–	11,425,788	–
Shares redeemed	(3,427,354)	–	(37,056,376)	–
Net increase (decrease)	61,178,204	–	$645,607,706	$–
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	83,678,942	88,251,156	$990,525,865	$911,294,661
Reinvestment of distributions	13,350,262	12,918,827	157,549,317	128,307,737
Shares redeemed	(72,278,251)	(77,904,384)	(853,762,795)	(800,946,564)
Net increase (decrease)	24,750,953	23,265,599	$294,312,387	$238,655,834
Class K
Shares sold	138,438,372	–	$1,672,115,670	$–
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245	–	7,906,157,717	–
Reinvestment of distributions	20,403,619	–	247,495,898	–
Shares redeemed	(114,898,251)	–	(1,401,257,211)	–
Net increase (decrease)	724,335,985	–	$8,424,512,074	$–
Class K6
Shares sold	35,416,332	–	$424,716,328	$–
Reinvestment of distributions	497,430	–	6,038,804	–
Shares redeemed	(1,761,820)	–	(21,547,868)	–
Net increase (decrease)	34,151,942	–	$409,207,264	$–
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	75,824,728	78,016,417	$902,647,093	$809,711,740
Reinvestment of distributions	10,861,802	10,380,386	128,951,626	103,566,059
Shares redeemed	(63,697,605)	(65,322,506)	(756,367,850)	(675,747,669)
Net increase (decrease)	22,988,925	23,074,297	$275,230,869	$237,530,130
Class K
Shares sold	122,562,514	–	$1,491,197,304	$–
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516	–	6,690,882,218	–
Reinvestment of distributions	17,173,138	–	209,512,284	–
Shares redeemed	(96,878,288)	–	(1,187,384,579)	–
Net increase (decrease)	615,706,880	–	$7,204,207,227	$–
Class K6
Shares sold	28,136,620	–	$340,101,592	$–
Reinvestment of distributions	358,805	–	4,377,425	–
Shares redeemed	(1,536,761)	–	(18,895,572)	–
Net increase (decrease)	26,958,664	–	$325,583,445	$–
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	38,370,551	35,961,184	$515,078,307	$417,830,315
Reinvestment of distributions	2,987,887	2,322,949	40,144,179	25,903,357
Shares redeemed	(23,349,667)	(22,547,740)	(313,087,284)	(261,603,767)
Net increase (decrease)	18,008,771	15,736,393	$242,135,202	$182,129,905
Class K
Shares sold	61,914,305	–	$850,947,947	$–
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598	–	2,460,964,568	–
Reinvestment of distributions	5,543,037	–	76,216,759	–
Shares redeemed	(35,972,762)	–	(496,645,456)	–
Net increase (decrease)	218,630,178	–	$2,891,483,818	$–
Class K6
Shares sold	10,467,862	–	$142,591,736	$–
Reinvestment of distributions	125,661	–	1,727,838	–
Shares redeemed	(701,172)	–	(9,691,523)	–
Net increase (decrease)	9,892,351	–	$134,628,051	$–
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	13,553,573	8,574,369	$162,527,190	$88,938,893
Reinvestment of distributions	472,322	198,281	5,668,501	1,984,387
Shares redeemed	(4,749,212)	(3,035,221)	(56,963,732)	(31,516,894)
Net increase (decrease)	9,276,683	5,737,429	$111,231,959	$59,406,386
Class K
Shares sold	21,671,635	–	$266,499,060	$–
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564	–	350,605,136	–
Reinvestment of distributions	897,950	–	10,999,891	–
Shares redeemed	(7,538,541)	–	(92,630,473)	–
Net increase (decrease)	45,048,608	–	$535,473,614	$–
Class K6
Shares sold	2,364,906	–	$28,724,895	$–
Reinvestment of distributions	24,823	–	304,083	–
Shares redeemed	(186,212)	–	(2,286,597)	–
Net increase (decrease)	2,203,517	–	$26,742,381	$–

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	11%	11%	16%	13%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	12%	12%	17%	14%	15%
Fidelity Series All-Sector Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Blue Chip Growth Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Canada Fund	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	23%	17%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	14%	–%	10%	–%	–%
Fidelity Series International Credit Fund	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Small Cap Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Value Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	27%	21%	17%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Opportunistic Insights Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	10%	12%	26%	18%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	13%	13%	18%	15%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	12%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	-%	-%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	83%
Fidelity Series Growth & Income Fund	99%
Fidelity Series Growth Company Fund	99%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	99%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	99%
Fidelity Series Value Discovery Fund	99%

11. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	16,728,029	35,389,643	11,609,337	63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 21, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,010.60	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.42%
Actual		$1,000.00	$1,011.20	$2.11
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.37%
Actual		$1,000.00	$1,011.50	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$1,000.00	$1,016.80	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.44%
Actual		$1,000.00	$1,017.50	$2.21
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.38%
Actual		$1,000.00	$1,017.00	$1.91
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$1,000.00	$1,021.50	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.47%
Actual		$1,000.00	$1,022.50	$2.37
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K6	.40%
Actual		$1,000.00	$1,022.30	$2.02
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$1,000.00	$1,026.80	$2.93
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K	.50%
Actual		$1,000.00	$1,027.00	$2.53
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K6	.42%
Actual		$1,000.00	$1,028.00	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$1,000.00	$1,030.20	$3.14
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K	.54%
Actual		$1,000.00	$1,030.80	$2.73
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K6	.44%
Actual		$1,000.00	$1,031.10	$2.23
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$1,000.00	$1,033.60	$3.35
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class K	.57%
Actual		$1,000.00	$1,034.10	$2.89
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K6	.45%
Actual		$1,000.00	$1,034.30	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,040.60	$3.56
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class K	.61%
Actual		$1,000.00	$1,040.90	$3.10
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K6	.47%
Actual		$1,000.00	$1,041.60	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$1,000.00	$1,047.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,047.90	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,047.50	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.90	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,048.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,048.00	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.40	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,048.10	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.60	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,047.60	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.65%
Actual		$1,000.00	$1,048.50	$3.32
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/07/18	05/04/18	$0.014	$0.123
Class K	05/07/18	05/04/18	$0.015	$0.123
Class K6	05/07/18	05/04/18	$0.016	$0.123
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/14/18	05/11/18	$0.032	$0.187
Class K	05/14/18	05/11/18	$0.033	$0.187
Class K6	05/14/18	05/11/18	$0.039	$0.187
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/14/18	05/11/18	$0.033	$0.347
Class K	05/14/18	05/11/18	$0.035	$0.347
Class K6	05/14/18	05/11/18	$0.045	$0.347
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/14/18	05/11/18	$0.021	$0.324
Class K	05/14/18	05/11/18	$0.022	$0.324
Class K6	05/14/18	05/11/18	$0.031	$0.324
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/14/18	05/11/18	$0.019	$0.389
Class K	05/14/18	05/11/18	$0.020	$0.389
Class K6	05/14/18	05/11/18	$0.032	$0.389
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/14/18	05/11/18	$0.010	$0.319
Class K	05/14/18	05/11/18	$0.011	$0.319
Class K6	05/14/18	05/11/18	$0.021	$0.319
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/14/18	05/11/18	$0.000	$0.476
Class K	05/14/18	05/11/18	$0.000	$0.478
Class K6	05/14/18	05/11/18	$0.000	$0.490
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/14/18	05/11/18	$0.000	$0.407
Class K	05/14/18	05/11/18	$0.000	$0.408
Class K6	05/14/18	05/11/18	$0.000	$0.418
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/14/18	05/11/18	$0.000	$0.293
Class K	05/14/18	05/11/18	$0.000	$0.294
Class K6	05/14/18	05/11/18	$0.000	$0.302
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/14/18	05/11/18	$0.000	$0.322
Class K	05/14/18	05/11/18	$0.000	$0.323
Class K6	05/14/18	05/11/18	$0.000	$0.331
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/14/18	05/11/18	$0.000	$0.319
Class K	05/14/18	05/11/18	$0.000	$0.319
Class K6	05/14/18	05/11/18	$0.000	$0.319
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/14/18	05/11/18	$0.000	$0.328
Class K	05/14/18	05/11/18	$0.000	$0.328
Class K6	05/14/18	05/11/18	$0.000	$0.328
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/14/18	05/11/18	$0.000	$0.253
Class K	05/14/18	05/11/18	$0.000	$0.253
Class K6	05/14/18	05/11/18	$0.000	$0.253

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$80,841,894
Fidelity Freedom 2005 Fund	$26,950,559
Fidelity Freedom 2010 Fund	$254,638,265
Fidelity Freedom 2015 Fund	$412,626,447
Fidelity Freedom 2020 Fund	$1,117,742,155
Fidelity Freedom 2025 Fund	$919,724,968
Fidelity Freedom 2030 Fund	$1,284,478,957
Fidelity Freedom 2035 Fund	$847,316,356
Fidelity Freedom 2040 Fund	$914,880,847
Fidelity Freedom 2045 Fund	$507,518,518
Fidelity Freedom 2050 Fund	$424,102,389
Fidelity Freedom 2055 Fund	$150,146,611
Fidelity Freedom 2060 Fund	$23,364,923

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 8, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$13,411,254
Fidelity Freedom K 2005 Fund	$4,421,890
Fidelity Freedom K 2010 Fund	$51,932,882
Fidelity Freedom K 2015 Fund	$117,022,176
Fidelity Freedom K 2020 Fund	$267,116,468
Fidelity Freedom K 2025 Fund	$178,509,711
Fidelity Freedom K 2030 Fund	$246,456,971
Fidelity Freedom K 2035 Fund	$162,872,910
Fidelity Freedom K 2040 Fund	$176,219,227
Fidelity Freedom K 2045 Fund	$75,446,433
Fidelity Freedom K 2050 Fund	$65,819,162
Fidelity Freedom K 2055 Fund	$9,992,315
Fidelity Freedom K 2060 Fund	$936,529

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	19.46%
Class K	19.46%
Class K6	19.46%
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	14.50%
Class K	14.50%
Class K6	14.50%
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	11.04%
Class K	11.04%
Class K6	11.04%
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	8.05%
Class K	8.05%
Class K6	8.05%
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	6.13%
Class K	6.13%
Class K6	6.13%
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	4.83%
Class K	4.83%
Class K6	4.83%
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	2.70%
Class K	2.70%
Class K6	2.70%
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	1.34%
Class K	1.34%
Class K6	1.34%
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	1.14%
Class K	1.14%
Class K6	1.14%
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	1.19%
Class K	1.19%
Class K6	1.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	9%	NA	NA
June 2017	11%	NA	NA
July 2017	11%	NA	11%
August 2017	11%	9%	8%
September 2017	11%	8%	10%
October 2017	13%	10%	11%
November 2017	12%	10%	9%
December 2017	11%	11%	11%
February 2018	1%	1%	1%
March 2018	1%	1%	1%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
December 2017	18%	16%	16%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
December 2017	23%	20%	20%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	28%	25%	24%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	3%	NA	NA
December 2017	31%	28%	27%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	34%	30%	30%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	10%	NA	NA
December 2017	40%	35%	35%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	18%	NA	NA
December 2017	45%	40%	39%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	20%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	45%	40%	40%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	45%	40%	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	21%	NA	NA
June 2017	26%	NA	NA
July 2017	26%	NA	26%
August 2017	26%	21%	20%
September 2017	26%	19%	24%
October 2017	29%	23%	27%
November 2017	27%	24%	22%
December 2017	26%	26%	25%
February 2018	2%	2%	2%
March 2018	2%	2%	2%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	37%	34%	33%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	45%	41%	40%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	2%	NA	NA
December 2017	54%	49%	48%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	62%	55%	54%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	6%	NA	NA
December 2017	67%	59%	59%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	12%	NA	NA
December 2017	77%	68%	67%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	23%	NA	NA
December 2017	86%	76%	75%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	13%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	89%	78%	76%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	24%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	26%	NA	NA
December 2017	28%	78%	77%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	87%	78%	77%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-K2-ANN-0518
1.9885891.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K6 Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	4.90%	3.75%	4.03%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$14,851	Fidelity Freedom® Income Fund - Class K6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	6.53%	4.97%	4.50%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$15,524	Fidelity Freedom® 2005 Fund - Class K6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	7.90%	5.92%	5.27%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$16,719	Fidelity Freedom® 2010 Fund - Class K6
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	9.27%	6.59%	5.54%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$17,154	Fidelity Freedom® 2015 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	10.18%	7.12%	5.63%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$17,294	Fidelity Freedom® 2020 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	11.03%	7.91%	6.10%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,071	Fidelity Freedom® 2025 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	13.02%	8.85%	6.23%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,305	Fidelity Freedom® 2030 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	14.58%	9.69%	6.62%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,991	Fidelity Freedom® 2035 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	14.68%	9.76%	6.58%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,908	Fidelity Freedom® 2040 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	14.75%	9.85%	6.62%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,977	Fidelity Freedom® 2045 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K6	14.75%	9.86%	6.44%

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund - Class K6 on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$18,672	Fidelity Freedom® 2050 Fund - Class K6
$24,771	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Class K6	14.73%	9.96%	8.81%

 A From June 1, 2011

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund - Class K6 on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$17,806	Fidelity Freedom® 2055 Fund - Class K6
$23,219	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Class K6	14.72%	8.82%

 A From August 5, 2014

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund - Class K6 on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K6.

Period Ending Values
$13,618	Fidelity Freedom® 2060 Fund - Class K6
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Freedom Fund posted a gain ranging from about 5% for Freedom Income Fund to about 13% to 15% for Freedom 2030 on up. Each Fund bested its respective Composite benchmark by between about 0.5 and 1.5 percentage points. Results among actively-managed underlying investments added notable value versus Composites; top-down asset allocation decisions also contributed. Underweighting the investment-grade debt asset class helped most. Security selection there also added value. Out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying equity investments also added value overall, although allocation and selection among several value-oriented investments detracted. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full 12 months, although the balance shifted toward the positive near the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Freedom® Funds recently approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Freedom Fund shareholders pay (relative to fund expenses as of March 31, 2016) and provides for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Freedom Fund charges shareholders for all of its operating expenses directly, and most expenses that were previously charged by the underlying funds in which Freedom Funds invest have been eliminated.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.1
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Intrinsic Opportunities Fund	2.1
85.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.1%
International Equity Funds	9.1%
Bond Funds	47.0%
Short-Term Funds	28.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $159,840)	160,000	159,823
	Shares	Value

Domestic Equity Funds - 15.1%
Fidelity Series 100 Index Fund (a)	932,400	$15,916,073
Fidelity Series 1000 Value Index Fund (a)	1,605,160	19,791,623
Fidelity Series All-Sector Equity Fund (a)	2,504,211	30,551,376
Fidelity Series Blue Chip Growth Fund (a)	2,210,102	31,582,362
Fidelity Series Commodity Strategy Fund (a)	14,555,236	79,034,933
Fidelity Series Growth & Income Fund (a)	4,533,220	69,040,943
Fidelity Series Growth Company Fund (a)	3,826,536	67,193,973
Fidelity Series Intrinsic Opportunities Fund (a)	4,330,942	78,260,126
Fidelity Series Opportunistic Insights Fund (a)	1,972,469	34,616,831
Fidelity Series Real Estate Equity Fund (a)	517,743	6,171,500
Fidelity Series Small Cap Discovery Fund (a)	765,169	9,419,231
Fidelity Series Small Cap Opportunities Fund (a)	2,016,716	28,758,372
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,361,445	53,907,465
Fidelity Series Value Discovery Fund (a)	2,963,189	38,314,030
TOTAL DOMESTIC EQUITY FUNDS
(Cost $421,308,714)		562,558,838

International Equity Funds - 9.1%
Fidelity Series Canada Fund (a)	916,934	9,334,390
Fidelity Series Emerging Markets Fund (a)	5,230,522	114,600,734
Fidelity Series International Growth Fund (a)	6,006,767	97,009,280
Fidelity Series International Small Cap Fund (a)	1,295,971	24,130,987
Fidelity Series International Value Fund (a)	9,018,331	95,143,387
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,742,177)		340,218,778

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,828,250	28,508,764
Fidelity Series Floating Rate High Income Fund (a)	961,916	9,147,819
Fidelity Series High Income Fund (a)	5,880,995	56,045,887
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,479,356	140,449,749
Fidelity Series International Credit Fund (a)	188,539	1,872,196
Fidelity Series Investment Grade Bond Fund (a)	128,341,694	1,414,325,467
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,171,532	78,600,027
Fidelity Series Real Estate Income Fund (a)	1,618,978	17,355,440
TOTAL BOND FUNDS
(Cost $1,744,094,292)		1,746,305,349

Short-Term Funds - 28.8%
Fidelity Cash Central Fund, 1.72% (b)	290,184	290,242
Fidelity Series Government Money Market Fund 1.67% (a)(c)	859,951,401	859,951,401
Fidelity Series Short-Term Credit Fund (a)	21,443,201	211,429,964
TOTAL SHORT-TERM FUNDS
(Cost $1,074,154,244)		1,071,671,607
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,479,459,267)		3,720,914,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,344,340)
NET ASSETS - 100%		$3,719,570,055

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$786
Total	$786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$847,378	$5,600,473	$366,979	$1,603,841	$(2,298)	$15,916,073
Fidelity Series 1000 Value Index Fund	14,043,610	1,553,680	5,449,735	889,266	298,944	285,430	19,791,623
Fidelity Series All-Sector Equity Fund	21,673,165	5,546,682	10,063,315	4,618,629	1,340,336	(2,126,934)	30,551,376
Fidelity Series Blue Chip Growth Fund	22,111,317	4,748,694	12,630,589	3,802,726	2,389,237	364,358	31,582,362
Fidelity Series Canada Fund	--	10,837,275	1,450,079	112,907	35,932	(307,540)	9,334,390
Fidelity Series Commodity Strategy Fund	35,467,629	13,952,748	5,567,073	418,263	(2,263,020)	4,813,599	79,034,933
Fidelity Series Emerging Markets Debt Fund	16,127,912	2,388,073	1,611,854	1,704,046	(5,985)	(769,341)	28,508,764
Fidelity Series Emerging Markets Fund	100,230,776	7,969,644	94,758,312	3,680,893	18,598,183	5,443,588	114,600,734
Fidelity Series Floating Rate High Income	5,291,055	626,379	668,634	375,675	(5,302)	7,971	9,147,819
Fidelity Series Government Money Market	449,183,508	129,867,109	57,385,843	7,705,271	--	--	859,951,401
Fidelity Series Growth & Income Fund	37,258,926	16,531,520(a)	20,824,364	3,203,948	844,338	2,575,967	69,040,943
Fidelity Series Growth Company Fund	43,774,948	8,100,226	22,798,200	6,403,794	7,106,401	1,999,476	67,193,973
Fidelity Series High Income Fund	32,354,262	4,260,349	3,895,116	2,903,512	(25,378)	(618,897)	56,045,887
Fidelity Series Inflation-Protected Bond	80,976,154	11,946,405	10,128,587	2,972,690	(217,612)	(3,037,763)	140,449,749
Fidelity Series International Credit Fund	--	1,081,387	409	23,078	--	(8,989)	1,872,196
Fidelity Series International Growth Fund	56,577,829	7,613,837	24,196,218	3,185,842	3,133,175	6,981,054	97,009,280
Fidelity Series International Small Cap Fund	12,490,172	2,968,128	5,458,592	1,508,289	550,918	2,771,140	24,130,987
Fidelity Series International Value Fund	56,718,964	8,954,374	23,140,205	3,184,445	2,231,493	3,583,160	95,143,387
Fidelity Series Intrinsic Opportunities Fund	34,027,643	16,931,280(a)	15,188,215	3,892,824	644,767	5,849,463	78,260,126
Fidelity Series Investment Grade Bond Fund	801,856,863	136,607,625	98,267,408	35,182,631	(563,232)	(30,381,432)	1,414,325,467
Fidelity Series Long-Term Treasury Bond	751,776	69,100,744	3,995,140	1,255,318	(118,590)	(2,624,505)	78,600,027
Fidelity Series Opportunistic Insights Fund	24,263,870	5,954,119	13,935,729	4,910,101	4,209,588	(1,933,325)	34,616,831
Fidelity Series Real Estate Equity Fund	4,491,516	545,065	1,191,179	293,187	129,122	(702,883)	6,171,500
Fidelity Series Real Estate Income Fund	10,269,443	1,496,756	1,399,702	879,993	7,781	(668,446)	17,355,440
Fidelity Series Short-Term Credit Fund	149,257,239	10,295,488	54,924,517	3,584,408	(152,539)	(2,727,503)	211,429,964
Fidelity Series Small Cap Discovery Fund	6,625,176	379,810	2,462,259	104,020	356,854	422,057	9,419,231
Fidelity Series Small Cap Opportunities Fund	19,807,202	4,118,318	8,028,452	3,285,711	785,993	(653,051)	28,758,372
Fidelity Series Stock Selector Large Cap	37,719,914	6,359,551	12,938,124	4,586,126	1,619,357	(3,321,236)	53,907,465
Fidelity Series Value Discovery Fund	52,910,613	4,502,037	35,959,942(a)	2,654,889	6,751,171	(6,916,606)	38,314,030
	$2,137,753,157	$496,084,681	$553,918,265	$107,689,461	$49,285,773	$(21,703,486)	$3,720,464,330

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$159,823	$--	$159,823	$--
Domestic Equity Funds	562,558,838	562,558,838	--	--
International Equity Funds	340,218,778	340,218,778	--	--
Bond Funds	1,746,305,349	1,746,305,349	--	--
Short-Term Funds	1,071,671,607	1,071,671,607	--	--
Total Investments in Securities:	$3,720,914,395	$3,720,754,572	$159,823	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,840)	$159,823
Fidelity Central Funds (cost $290,242)	290,242
Affiliated issuers (cost $3,479,009,185)	3,720,464,330
Total Investment in Securities (cost $3,479,459,267)		$3,720,914,395
Cash		15,040
Receivable for investments sold		3,417,039
Receivable for fund shares sold		5,872,890
Distributions receivable from Fidelity Central Funds		395
Total assets		3,730,219,759
Liabilities
Payable for investments purchased	$2,545,950
Payable for fund shares redeemed	6,727,848
Accrued management fee	1,375,906
Total liabilities		10,649,704
Net Assets		$3,719,570,055
Net Assets consist of:
Paid in capital		$3,443,820,400
Undistributed net investment income		5,475,633
Accumulated undistributed net realized gain (loss) on investments		28,818,894
Net unrealized appreciation (depreciation) on investments		241,455,128
Net Assets		$3,719,570,055
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,111,740,995 ÷ 180,622,191 shares)		$11.69
Class K:
Net Asset Value, offering price and redemption price per share ($1,568,575,981 ÷ 134,349,303 shares)		$11.68
Class K6:
Net Asset Value, offering price and redemption price per share ($39,253,079 ÷ 3,360,520 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$66,680,928
Interest		396
Income from Fidelity Central Funds		786
Total income		66,682,110
Expenses
Management fee	$12,104,050
Independent trustees' fees and expenses	10,785
Total expenses before reductions	12,114,835
Expense reductions	(1,425)	12,113,410
Net investment income (loss)		54,568,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	49,285,773
Futures contracts	157,120
Realized gain distributions from underlying funds:
Affiliated issuers	41,008,533
Total net realized gain (loss)		90,451,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17)
Other affiliated issuers	(21,703,486)
Total change in net unrealized appreciation (depreciation)		(21,703,503)
Net gain (loss)		68,747,923
Net increase (decrease) in net assets resulting from operations		$123,316,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,568,700	$36,768,529
Net realized gain (loss)	90,451,426	31,357,348
Change in net unrealized appreciation (depreciation)	(21,703,503)	59,659,034
Net increase (decrease) in net assets resulting from operations	123,316,623	127,784,911
Distributions to shareholders from net investment income	(51,949,454)	(37,016,596)
Distributions to shareholders from net realized gain	(67,440,706)	(32,674,118)
Total distributions	(119,390,160)	(69,690,714)
Share transactions - net increase (decrease)	1,577,891,442	(105,335,895)
Total increase (decrease) in net assets	1,581,817,905	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,719,570,055	$2,137,752,150
Other Information
Undistributed net investment income end of period	$5,475,633	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	.38	.49	(.27)	.28	.30
Total from investment operations	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.19)	(.20)B	(.21)	(.20)	(.16)
Distributions from net realized gain	(.25)	(.17)B	(.22)	(.40)	(.35)
Total distributions	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnC	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.39%	-%	-%	-%	-%
Expenses net of all reductions	.39%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateE	17%G	31%	20%	26%G	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.05
Total from investment operations	.24
Distributions from net investment income	(.16)
Distributions from net realized gain	(.17)
Total distributions	(.32)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.42%H
Expenses net of all reductions	.42%H
Net investment income (loss)	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,568,576
Portfolio turnover rateG	17%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.15
Total from investment operations	.33
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.37%H
Expenses net of all reductions	.37%H
Net investment income (loss)	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$39,253
Portfolio turnover rateG	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4
Fidelity Series Intrinsic Opportunities Fund	3.2
Fidelity Series Growth & Income Fund	2.8
Fidelity Series Growth Company Fund	2.6
80.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	12.1%
Bond Funds	43.4%
Short-Term Funds	23.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $49,945)	50,000	49,940
	Shares	Value

Domestic Equity Funds - 21.5%
Fidelity Series 100 Index Fund (a)	381,683	$6,515,325
Fidelity Series 1000 Value Index Fund (a)	658,416	8,118,267
Fidelity Series All-Sector Equity Fund (a)	1,027,062	12,530,153
Fidelity Series Blue Chip Growth Fund (a)	906,463	12,953,358
Fidelity Series Commodity Strategy Fund (a)	3,989,908	21,665,200
Fidelity Series Growth & Income Fund (a)	1,859,394	28,318,570
Fidelity Series Growth Company Fund (a)	1,541,439	27,067,672
Fidelity Series Intrinsic Opportunities Fund (a)	1,788,193	32,312,650
Fidelity Series Opportunistic Insights Fund (a)	808,967	14,197,365
Fidelity Series Real Estate Equity Fund (a)	211,632	2,522,653
Fidelity Series Small Cap Discovery Fund (a)	313,803	3,862,917
Fidelity Series Small Cap Opportunities Fund (a)	827,148	11,795,128
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,789,046	22,112,603
Fidelity Series Value Discovery Fund (a)	1,215,323	15,714,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $170,905,009)		219,685,990

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	338,270	3,443,587
Fidelity Series Emerging Markets Fund (a)	1,869,010	40,950,004
Fidelity Series International Growth Fund (a)	2,207,633	35,653,275
Fidelity Series International Small Cap Fund (a)	474,657	8,838,106
Fidelity Series International Value Fund (a)	3,325,630	35,085,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $90,895,323)		123,970,373

Bond Funds - 43.4%
Fidelity Series Emerging Markets Debt Fund (a)	753,953	7,599,846
Fidelity Series Floating Rate High Income Fund (a)	260,363	2,476,054
Fidelity Series High Income Fund (a)	1,602,676	15,273,504
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,539,178	34,330,025
Fidelity Series International Credit Fund (a)	51,549	511,877
Fidelity Series Investment Grade Bond Fund (a)	32,413,392	357,195,577
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,555,005	21,896,394
Fidelity Series Real Estate Income Fund (a)	443,746	4,756,952
TOTAL BOND FUNDS
(Cost $457,808,844)		444,040,229

Short-Term Funds - 23.0%
Fidelity Cash Central Fund, 1.72% (b)	50,957	50,967
Fidelity Series Government Money Market Fund 1.67% (a)(c)	188,891,827	188,891,827
Fidelity Series Short-Term Credit Fund (a)	4,700,799	46,349,875
TOTAL SHORT-TERM FUNDS
(Cost $235,863,721)		235,292,669
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $955,522,842)		1,023,039,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379,370)
NET ASSETS - 100%		$1,022,659,831

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153
Total	$153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$621,938	$2,415,395	$149,795	$671,610	$(7,807)	$6,515,325
Fidelity Series 1000 Value Index Fund	5,728,190	961,402	2,365,629	363,095	122,183	123,977	8,118,267
Fidelity Series All-Sector Equity Fund	8,840,190	2,808,388	4,349,832	1,887,739	218,806	(524,709)	12,530,153
Fidelity Series Blue Chip Growth Fund	9,019,055	2,507,485	5,413,709	1,564,793	895,577	244,928	12,953,358
Fidelity Series Canada Fund	--	3,717,783	622,409	41,329	13,346	(102,872)	3,443,587
Fidelity Series Commodity Strategy Fund	9,618,952	4,789,948	1,832,612	113,578	(55,142)	755,609	21,665,200
Fidelity Series Emerging Markets Debt Fund	4,351,269	888,168	553,073	455,196	(1,714)	(201,092)	7,599,846
Fidelity Series Emerging Markets Fund	33,214,881	4,565,147	28,710,526	1,259,171	4,517,541	3,649,921	40,950,004
Fidelity Series Floating Rate High Income	1,443,737	272,281	229,489	101,814	(690)	1,236	2,476,054
Fidelity Series Government Money Market	93,037,687	44,536,962	15,737,694	1,651,835	--	--	188,891,827
Fidelity Series Growth & Income Fund	15,197,493	8,020,459(a)	9,096,019	1,330,696	325,841	1,076,045	28,318,570
Fidelity Series Growth Company Fund	17,856,033	4,229,496	10,146,455	2,613,976	2,790,607	1,010,263	27,067,672
Fidelity Series High Income Fund	8,842,210	1,744,679	1,268,933	791,455	(583)	(174,954)	15,273,504
Fidelity Series Inflation-Protected Bond	19,379,371	5,001,737	3,087,023	712,807	(107,121)	(663,873)	34,330,025
Fidelity Series International Credit Fund	--	308,400	431	6,309	--	(2,333)	511,877
Fidelity Series International Growth Fund	21,908,894	3,721,539	10,021,025	1,165,773	1,373,664	2,485,835	35,653,275
Fidelity Series International Small Cap Fund	4,894,618	1,253,411	2,348,466	551,928	268,793	1,000,349	8,838,106
Fidelity Series International Value Fund	21,965,189	4,241,984	9,479,468	1,165,109	479,058	1,753,411	35,085,401
Fidelity Series Intrinsic Opportunities Fund	13,804,364	8,248,158(a)	6,099,248	1,564,903	259,708	2,410,575	32,312,650
Fidelity Series Investment Grade Bond Fund	196,594,195	59,323,295	30,755,947	8,729,981	(239,197)	(7,400,646)	357,195,577
Fidelity Series Long-Term Treasury Bond	181,407	19,986,679	1,487,132	346,747	(34,515)	(711,569)	21,896,394
Fidelity Series Opportunistic Insights Fund	9,897,007	3,043,256	5,970,261	2,005,342	1,616,745	(658,368)	14,197,365
Fidelity Series Real Estate Equity Fund	1,819,013	332,035	528,409	121,667	9,508	(242,167)	2,522,653
Fidelity Series Real Estate Income Fund	2,851,782	602,608	460,609	243,037	(1,027)	(178,913)	4,756,952
Fidelity Series Short-Term Credit Fund	30,870,409	4,787,267	9,811,649	760,413	(25,902)	(594,271)	46,349,875
Fidelity Series Small Cap Discovery Fund	2,702,182	319,205	1,079,223	42,756	136,086	183,994	3,862,917
Fidelity Series Small Cap Opportunities Fund	8,077,116	2,185,459	3,495,850	1,351,930	196,427	(137,597)	11,795,128
Fidelity Series Stock Selector Large Cap	15,385,439	3,493,987	5,694,539	1,873,493	208,051	(882,281)	22,112,603
Fidelity Series Value Discovery Fund	21,581,521	2,325,521	14,795,863(a)	1,088,046	1,133,767	(1,193,695)	15,714,129
	$583,749,554	$198,838,677	$187,856,918	$34,054,713	$14,771,427	$1,018,996	$1,022,938,294

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$49,940	$--	$49,940	$--
Domestic Equity Funds	219,685,990	219,685,990	--	--
International Equity Funds	123,970,373	123,970,373	--	--
Bond Funds	444,040,229	444,040,229	--	--
Short-Term Funds	235,292,669	235,292,669	--	--
Total Investments in Securities:	$1,023,039,201	$1,022,989,261	$49,940	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,945)	$49,940
Fidelity Central Funds (cost $50,967)	50,967
Affiliated issuers (cost $955,421,930)	1,022,938,294
Total Investment in Securities (cost $955,522,842)		$1,023,039,201
Cash		19,759
Receivable for investments sold		1,883,678
Receivable for fund shares sold		670,688
Distributions receivable from Fidelity Central Funds		68
Total assets		1,025,613,394
Liabilities
Payable for investments purchased	$676,421
Payable for fund shares redeemed	1,877,810
Accrued management fee	399,332
Total liabilities		2,953,563
Net Assets		$1,022,659,831
Net Assets consist of:
Paid in capital		$940,589,610
Undistributed net investment income		2,657,371
Accumulated undistributed net realized gain (loss) on investments		11,896,491
Net unrealized appreciation (depreciation) on investments		67,516,359
Net Assets		$1,022,659,831
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($590,055,508 ÷ 47,192,195 shares)		$12.50
Class K:
Net Asset Value, offering price and redemption price per share ($422,621,620 ÷ 33,848,388 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($9,982,703 ÷ 799,154 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$18,241,247
Interest		121
Income from Fidelity Central Funds		153
Total income		18,241,521
Expenses
Management fee	$3,500,279
Independent trustees' fees and expenses	2,955
Total expenses before reductions	3,503,234
Expense reductions	(383)	3,502,851
Net investment income (loss)		14,738,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	14,771,427
Futures contracts	40,735
Realized gain distributions from underlying funds:
Affiliated issuers	15,813,466
Total net realized gain (loss)		30,625,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5)
Other affiliated issuers	1,018,996
Total change in net unrealized appreciation (depreciation)		1,018,991
Net gain (loss)		31,644,619
Net increase (decrease) in net assets resulting from operations		$46,383,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,738,670	$9,931,239
Net realized gain (loss)	30,625,628	8,364,571
Change in net unrealized appreciation (depreciation)	1,018,991	26,065,382
Net increase (decrease) in net assets resulting from operations	46,383,289	44,361,192
Distributions to shareholders from net investment income	(13,671,334)	(10,200,069)
Distributions to shareholders from net realized gain	(20,759,680)	(7,369,706)
Total distributions	(34,431,014)	(17,569,775)
Share transactions - net increase (decrease)	426,953,870	(23,764,200)
Total increase (decrease) in net assets	438,906,145	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,022,659,831	$583,753,686
Other Information
Undistributed net investment income end of period	$2,657,371	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.59	.71	(.34)	.40	.58
Total from investment operations	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%	-%	-%	-%	-%
Expenses net of all reductions	.41%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateH	23%J	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.15
Total from investment operations	.36
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.49
Total ReturnC,D	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$422,622
Portfolio turnover rateF	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.29
Total from investment operations	.49
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.36)C
Net asset value, end of period	$12.49
Total ReturnD,E	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H
Expenses net of fee waivers, if any	.38%H
Expenses net of all reductions	.38%H
Net investment income (loss)	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,983
Portfolio turnover rateG	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Growth Company Fund	3.5
Fidelity Series Stock Selector Large Cap Value Fund	2.8
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.5%
Short-Term Funds	18.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $289,694)	290,000	289,665
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Series 100 Index Fund (a)	3,185,501	$54,376,498
Fidelity Series 1000 Value Index Fund (a)	5,481,597	67,588,086
Fidelity Series All-Sector Equity Fund (a)	8,552,352	104,338,689
Fidelity Series Blue Chip Growth Fund (a)	7,549,697	107,885,174
Fidelity Series Commodity Strategy Fund (a)	25,266,591	137,197,589
Fidelity Series Growth & Income Fund (a)	15,600,577	237,596,786
Fidelity Series Growth Company Fund (a)	12,750,918	223,906,115
Fidelity Series Intrinsic Opportunities Fund (a)	14,963,265	270,386,197
Fidelity Series Opportunistic Insights Fund (a)	6,738,166	118,254,820
Fidelity Series Real Estate Equity Fund (a)	1,744,348	20,792,626
Fidelity Series Small Cap Discovery Fund (a)	2,613,303	32,169,764
Fidelity Series Small Cap Opportunities Fund (a)	6,889,918	98,250,232
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,892,863	184,075,787
Fidelity Series Value Discovery Fund (a)	10,118,435	130,831,369
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,319,652,941)		1,787,649,732

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	2,661,429	27,093,349
Fidelity Series Emerging Markets Fund (a)	14,511,034	317,936,755
Fidelity Series International Growth Fund (a)	17,395,356	280,934,996
Fidelity Series International Small Cap Fund (a)	3,738,243	69,606,079
Fidelity Series International Value Fund (a)	26,183,025	276,230,918
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $697,806,891)		971,802,097

Bond Funds - 39.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,791,362	48,296,926
Fidelity Series Floating Rate High Income Fund (a)	1,624,258	15,446,698
Fidelity Series High Income Fund (a)	10,121,182	96,454,868
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,370,606	178,194,874
Fidelity Series International Credit Fund (a)	345,573	3,431,541
Fidelity Series Investment Grade Bond Fund (a)	186,441,606	2,054,586,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,423,688	140,751,002
Fidelity Series Real Estate Income Fund (a)	2,780,328	29,805,115
TOTAL BOND FUNDS
(Cost $2,641,110,447)		2,566,967,526

Short-Term Funds - 18.0%
Fidelity Cash Central Fund, 1.72% (b)	510,159	510,261
Fidelity Series Government Money Market Fund 1.67% (a)(c)	939,655,611	939,655,611
Fidelity Series Short-Term Credit Fund (a)	23,345,975	230,191,316
TOTAL SHORT-TERM FUNDS
(Cost $1,173,245,889)		1,170,357,188
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,832,105,862)		6,497,066,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,716,190)
NET ASSETS - 100%		$6,494,350,018

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,423
Total	$1,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$2,333,112	$19,581,976	$1,275,807	$6,446,644	$(659,445)	$54,376,498
Fidelity Series 1000 Value Index Fund	51,526,879	4,373,998	18,799,150	3,089,471	1,297,276	858,737	67,588,086
Fidelity Series All-Sector Equity Fund	79,520,284	18,024,716	35,227,758	16,011,002	2,766,233	(5,065,985)	104,338,689
Fidelity Series Blue Chip Growth Fund	81,130,669	15,431,967	44,426,552	13,388,441	8,812,658	1,308,617	107,885,174
Fidelity Series Canada Fund	--	27,705,795	4,922,747	332,692	110,754	(743,549)	27,093,349
Fidelity Series Commodity Strategy Fund	66,580,114	28,551,247	14,270,497	740,792	(11,384,868)	16,016,439	137,197,589
Fidelity Series Emerging Markets Debt Fund	30,964,719	3,808,990	4,298,421	3,024,377	(4,128)	(1,246,478)	48,296,926
Fidelity Series Emerging Markets Fund	271,438,238	17,268,950	206,816,258	9,991,354	36,815,202	28,873,944	317,936,755
Fidelity Series Floating Rate High Income	10,226,318	943,449	1,784,304	669,915	(59,087)	61,390	15,446,698
Fidelity Series Government Money Market	504,760,496	209,280,205	94,326,031	8,465,017	--	--	939,655,611
Fidelity Series Growth & Income Fund	136,706,954	59,585,080(a)	72,770,652	11,643,529	3,324,748	8,630,437	237,596,786
Fidelity Series Growth Company Fund	160,622,872	26,052,163	86,961,249	22,263,416	25,637,079	7,884,174	223,906,115
Fidelity Series High Income Fund	62,714,112	6,892,974	9,873,456	5,233,960	(155,620)	(895,818)	96,454,868
Fidelity Series Inflation-Protected Bond	110,955,952	22,213,998	19,177,818	3,771,538	(1,704,177)	(2,304,725)	178,194,874
Fidelity Series International Credit Fund	--	2,154,311	787	42,300	--	(14,755)	3,431,541
Fidelity Series International Growth Fund	192,889,582	14,770,899	81,500,112	9,381,954	19,466,569	13,364,048	280,934,996
Fidelity Series International Small Cap Fund	43,404,977	5,694,875	18,734,806	4,441,866	3,983,220	6,696,492	69,606,079
Fidelity Series International Value Fund	193,388,884	17,495,887	75,378,897	9,377,932	5,205,106	14,006,938	276,230,918
Fidelity Series Intrinsic Opportunities Fund	123,853,701	58,948,643(a)	43,149,368	13,244,767	2,248,209	21,025,809	270,386,197
Fidelity Series Investment Grade Bond Fund	1,251,611,176	283,557,279	213,218,799	52,208,849	(965,416)	(42,224,329)	2,054,586,502
Fidelity Series Long-Term Treasury Bond	1,150,158	131,120,746	11,129,402	2,278,111	(310,904)	(4,552,199)	140,751,002
Fidelity Series Opportunistic Insights Fund	89,027,558	19,316,458	48,931,958	17,046,491	14,690,913	(6,035,109)	118,254,820
Fidelity Series Real Estate Equity Fund	16,232,403	1,780,737	4,315,408	1,056,774	451,795	(2,421,025)	20,792,626
Fidelity Series Real Estate Income Fund	20,314,432	2,355,015	3,833,020	1,613,771	74,053	(1,215,127)	29,805,115
Fidelity Series Short-Term Credit Fund	167,320,535	12,868,915	45,926,995	3,890,757	(179,868)	(2,896,457)	230,191,316
Fidelity Series Small Cap Discovery Fund	24,305,650	957,762	8,620,137	368,623	1,364,772	1,356,498	32,169,764
Fidelity Series Small Cap Opportunities Fund	72,102,603	13,353,123	27,468,826	11,555,066	2,227,785	(1,730,329)	98,250,232
Fidelity Series Stock Selector Large Cap	138,322,291	19,455,454	44,675,943	15,915,565	6,321,029	(11,875,929)	184,075,787
Fidelity Series Value Discovery Fund	194,132,279	13,072,845	129,101,358(a)	9,347,686	22,712,331	(23,177,975)	130,831,369
	$4,137,368,482	$1,039,369,593	$1,389,222,685	$251,671,823	$149,192,308	$13,024,289	$6,496,266,282

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$289,665	$--	$289,665	$--
Domestic Equity Funds	1,787,649,732	1,787,649,732	--	--
International Equity Funds	971,802,097	971,802,097	--	--
Bond Funds	2,566,967,526	2,566,967,526	--	--
Short-Term Funds	1,170,357,188	1,170,357,188	--	--
Total Investments in Securities:	$6,497,066,208	$6,496,776,543	$289,665	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $289,694)	$289,665
Fidelity Central Funds (cost $510,261)	510,261
Affiliated issuers (cost $5,831,305,907)	6,496,266,282
Total Investment in Securities (cost $5,832,105,862)		$6,497,066,208
Cash		26,739
Receivable for investments sold		6,874,761
Receivable for fund shares sold		8,048,143
Distributions receivable from Fidelity Central Funds		708
Other receivables		90,015
Total assets		6,512,106,574
Liabilities
Payable for investments purchased	$5,290,863
Payable for fund shares redeemed	9,599,206
Accrued management fee	2,776,469
Other payables and accrued expenses	90,018
Total liabilities		17,756,556
Net Assets		$6,494,350,018
Net Assets consist of:
Paid in capital		$5,691,758,250
Undistributed net investment income		13,674,100
Accumulated undistributed net realized gain (loss) on investments		123,957,322
Net unrealized appreciation (depreciation) on investments		664,960,346
Net Assets		$6,494,350,018
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,038,370,495 ÷ 252,665,052 shares)		$15.98
Class K:
Net Asset Value, offering price and redemption price per share ($2,396,182,288 ÷ 150,068,108 shares)		$15.97
Class K6:
Net Asset Value, offering price and redemption price per share ($59,797,235 ÷ 3,745,309 shares)		$15.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$120,817,993
Interest		710
Income from Fidelity Central Funds		1,423
Total income		120,820,126
Expenses
Management fee	$25,206,200
Independent trustees' fees and expenses	19,884
Total expenses before reductions	25,226,084
Expense reductions	(3,153)	25,222,931
Net investment income (loss)		95,597,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	149,192,308
Futures contracts	279,324
Realized gain distributions from underlying funds:
Affiliated issuers	130,853,830
Total net realized gain (loss)		280,325,462
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(29)
Other affiliated issuers	13,024,289
Total change in net unrealized appreciation (depreciation)		13,024,260
Net gain (loss)		293,349,722
Net increase (decrease) in net assets resulting from operations		$388,946,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,597,195	$71,245,001
Net realized gain (loss)	280,325,462	79,597,248
Change in net unrealized appreciation (depreciation)	13,024,260	221,525,569
Net increase (decrease) in net assets resulting from operations	388,946,917	372,367,818
Distributions to shareholders from net investment income	(93,275,651)	(71,220,043)
Distributions to shareholders from net realized gain	(192,908,815)	(73,776,491)
Total distributions	(286,184,466)	(144,996,534)
Share transactions - net increase (decrease)	2,254,227,956	(361,162,304)
Total increase (decrease) in net assets	2,356,990,407	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,494,350,018	$4,137,359,611
Other Information
Undistributed net investment income end of period	$13,674,100	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.95	1.08	(.50)	.62	.99
Total from investment operations	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.44%	-%	-%	-%	-%
Expenses net of all reductions	.44%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateF	19%H	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.31
Total from investment operations	.58
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,396,182
Portfolio turnover rateF	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	4.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$59,797
Portfolio turnover rateF	19%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.1
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series Growth & Income Fund	4.6
Fidelity Series Growth Company Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.5
Fidelity Series Short-Term Credit Fund	2.6
75.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	17.7%
Bond Funds	35.1%
Short-Term Funds	13.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $449,526)	450,000	449,482
	Shares	Value

Domestic Equity Funds - 33.8%
Fidelity Series 100 Index Fund (a)	6,184,333	$105,566,561
Fidelity Series 1000 Value Index Fund (a)	10,641,233	131,206,403
Fidelity Series All-Sector Equity Fund (a)	16,602,473	202,550,169
Fidelity Series Blue Chip Growth Fund (a)	14,655,349	209,424,941
Fidelity Series Commodity Strategy Fund (a)	39,502,786	214,500,126
Fidelity Series Growth & Income Fund (a)	30,734,674	468,089,078
Fidelity Series Growth Company Fund (a)	24,620,416	432,334,504
Fidelity Series Intrinsic Opportunities Fund (a)	29,109,502	526,008,710
Fidelity Series Opportunistic Insights Fund (a)	13,079,138	229,538,880
Fidelity Series Real Estate Equity Fund (a)	3,374,989	40,229,865
Fidelity Series Small Cap Discovery Fund (a)	5,073,183	62,450,884
Fidelity Series Small Cap Opportunities Fund (a)	13,376,219	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,912,647	357,360,316
Fidelity Series Value Discovery Fund (a)	19,643,088	253,985,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,525,468,699)		3,423,990,445

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	4,979,953	50,695,921
Fidelity Series Emerging Markets Fund (a)	25,893,344	567,323,168
Fidelity Series International Growth Fund (a)	32,375,305	522,861,176
Fidelity Series International Small Cap Fund (a)	6,995,666	130,259,302
Fidelity Series International Value Fund (a)	49,005,436	517,007,350
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,279,938,286)		1,788,146,917

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	7,183,692	72,411,618
Fidelity Series Floating Rate High Income Fund (a)	2,496,316	23,739,962
Fidelity Series High Income Fund (a)	15,573,505	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,525,053	199,093,014
Fidelity Series International Credit Fund (a)	530,739	5,270,239
Fidelity Series Investment Grade Bond Fund (a)	257,652,470	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,972,307	222,582,675
Fidelity Series Real Estate Income Fund (a)	4,222,841	45,268,860
TOTAL BOND FUNDS
(Cost $3,627,880,366)		3,556,112,082

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.72% (b)	800,475	800,635
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,087,835,535	1,087,835,535
Fidelity Series Short-Term Credit Fund (a)	26,987,109	266,092,890
TOTAL SHORT-TERM FUNDS
(Cost $1,358,186,681)		1,354,729,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,791,923,558)		10,123,427,986
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,514,867)
NET ASSETS - 100%		$10,118,913,119

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,231
Total	$2,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$6,471,212	$31,600,161	$2,445,276	$8,349,643	$1,863,225	$105,566,561
Fidelity Series 1000 Value Index Fund	80,656,571	10,827,030	29,097,198	5,925,837	1,733,564	1,982,020	131,206,403
Fidelity Series All-Sector Equity Fund	124,616,586	38,407,172	56,075,788	30,783,183	4,152,555	(10,378,050)	202,550,169
Fidelity Series Blue Chip Growth Fund	127,141,191	33,214,123	72,110,668	25,324,149	12,135,229	4,208,443	209,424,941
Fidelity Series Canada Fund	--	45,988,871	7,960,816	611,516	164,342	(1,263,653)	50,695,921
Fidelity Series Commodity Strategy Fund	86,815,524	43,439,119	19,030,555	1,136,414	(7,027,102)	14,046,326	214,500,126
Fidelity Series Emerging Markets Debt Fund	39,502,649	6,739,600	5,959,636	4,342,424	(34,099)	(2,023,299)	72,411,618
Fidelity Series Emerging Markets Fund	385,531,580	42,091,090	312,328,593	17,598,154	55,096,466	46,186,131	567,323,168
Fidelity Series Floating Rate High Income Fund	13,161,870	1,816,171	2,470,710	977,085	(52,594)	63,049	23,739,962
Fidelity Series Government Money Market Fund 1.67%	465,951,336	287,549,646	98,199,939	9,234,260	--	--	1,087,835,535
Fidelity Series Growth & Income Fund	214,234,599	114,702,334(a)	117,932,720	20,742,566	5,207,632	17,150,876	468,089,078
Fidelity Series Growth Company Fund	251,720,311	56,677,053	141,084,043	42,671,805	37,388,697	19,329,437	432,334,504
Fidelity Series High Income Fund	80,807,497	12,737,794	13,735,026	7,661,537	(120,801)	(1,624,801)	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	32,235,881	18,721,967	4,148,348	(471,166)	(4,184,161)	199,093,014
Fidelity Series International Credit Fund	--	2,824,311	1,593	64,966	--	(27,509)	5,270,239
Fidelity Series International Growth Fund	297,558,345	36,844,750	133,891,075	17,329,767	27,647,555	25,441,093	522,861,176
Fidelity Series International Small Cap Fund	67,362,639	12,777,199	31,007,550	8,204,635	5,468,281	12,257,052	130,259,302
Fidelity Series International Value Fund	298,332,821	39,581,270	118,902,926	17,315,695	8,068,896	21,616,955	517,007,350
Fidelity Series Intrinsic Opportunities Fund	192,372,784	107,808,452(a)	60,905,222	25,022,480	2,714,595	37,311,365	526,008,710
Fidelity Series Investment Grade Bond Fund	1,419,019,666	477,669,775	267,573,885	68,336,414	(1,936,958)	(63,204,604)	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	198,722,155	15,071,544	3,486,026	(377,810)	(7,495,070)	222,582,675
Fidelity Series Opportunistic Insights Fund	139,516,224	41,334,039	79,703,005	32,741,222	21,213,830	(8,132,096)	229,538,880
Fidelity Series Real Estate Equity Fund	25,334,235	4,575,085	6,622,211	1,910,596	(44,651)	(3,793,816)	40,229,865
Fidelity Series Real Estate Income Fund	26,101,304	4,204,854	5,120,928	2,310,873	68,333	(1,845,913)	45,268,860
Fidelity Series Short-Term Credit Fund	154,330,220	21,308,066	37,290,460	4,163,255	(127,774)	(3,523,598)	266,092,890
Fidelity Series Small Cap Discovery Fund	38,011,077	2,917,712	13,021,520	671,065	1,874,980	3,328,259	62,450,884
Fidelity Series Small Cap Opportunities Fund	112,505,917	28,706,657	42,348,442	21,860,504	2,550,385	(1,691,294)	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	43,762,008	66,371,824	30,563,447	4,420,783	(16,172,925)	357,360,316
Fidelity Series Value Discovery Fund	303,444,086	30,541,085	200,512,502(a)	17,432,845	31,823,236	(33,073,244)	253,985,129
Total	$5,327,338,285	$1,786,474,514	$2,004,652,507	$425,016,344	$219,886,047	$46,350,198	$10,122,177,869

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$449,482	$--	$449,482	$--
Domestic Equity Funds	3,423,990,445	3,423,990,445	--	--
International Equity Funds	1,788,146,917	1,788,146,917	--	--
Bond Funds	3,556,112,082	3,556,112,082	--	--
Short-Term Funds	1,354,729,060	1,354,729,060	--	--
Total Investments in Securities:	$10,123,427,986	$10,122,978,504	$449,482	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $449,526)	$449,482
Fidelity Central Funds (cost $800,635)	800,635
Affiliated issuers (cost $8,790,673,397)	10,122,177,869
Total Investment in Securities (cost $8,791,923,558)		$10,123,427,986
Cash		41,779
Receivable for investments sold		18,613,907
Receivable for fund shares sold		11,532,085
Distributions receivable from Fidelity Central Funds		1,111
Total assets		10,153,616,868
Liabilities
Payable for investments purchased	$10,462,993
Payable for fund shares redeemed	19,626,499
Accrued management fee	4,614,257
Total liabilities		34,703,749
Net Assets		$10,118,913,119
Net Assets consist of:
Paid in capital		$8,545,323,582
Undistributed net investment income		16,059,411
Accumulated undistributed net realized gain (loss) on investments		226,025,698
Net unrealized appreciation (depreciation) on investments		1,331,504,428
Net Assets		$10,118,913,119
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,380,580,397 ÷ 403,727,418 shares)		$13.33
Class K:
Net Asset Value, offering price and redemption price per share ($4,624,065,130 ÷ 347,466,426 shares)		$13.31
Class K6:
Net Asset Value, offering price and redemption price per share ($114,267,592 ÷ 8,580,903 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$181,676,989
Interest		1,102
Income from Fidelity Central Funds		2,231
Total income		181,680,322
Expenses
Management fee	$40,114,292
Independent trustees' fees and expenses	28,767
Total expenses before reductions	40,143,059
Expense reductions	(3,512)	40,139,547
Net investment income (loss)		141,540,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	219,886,047
Futures contracts	436,444
Realized gain distributions from underlying funds:
Affiliated issuers	243,339,355
Total net realized gain (loss)		463,661,846
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(44)
Other affiliated issuers	46,350,198
Total change in net unrealized appreciation (depreciation)		46,350,154
Net gain (loss)		510,012,000
Net increase (decrease) in net assets resulting from operations		$651,552,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,540,775	$89,650,009
Net realized gain (loss)	463,661,846	106,292,644
Change in net unrealized appreciation (depreciation)	46,350,154	338,617,512
Net increase (decrease) in net assets resulting from operations	651,552,775	534,560,165
Distributions to shareholders from net investment income	(138,935,375)	(89,847,108)
Distributions to shareholders from net realized gain	(291,414,799)	(104,826,159)
Total distributions	(430,350,174)	(194,673,267)
Share transactions - net increase (decrease)	4,570,397,075	(366,715,793)
Total increase (decrease) in net assets	4,791,599,676	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,118,913,119	$5,327,313,443
Other Information
Undistributed net investment income end of period	$16,059,411	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.97	1.04	(.46)	.57	.91
Total from investment operations	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.65)	(.46)B	(.66)	(.79)	(.46)
Net asset value, end of period	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnC	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.48%	-%	-%	-%	-%
Expenses net of all reductions	.48%	-%	-%	-%	-%
Net investment income (loss)	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateD	23%G	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.34
Total from investment operations	.56
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.46)C
Net asset value, end of period	$13.31
Total ReturnD,E	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,624,065
Portfolio turnover rateF	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.55
Total from investment operations	.76
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.47)
Net asset value, end of period	$13.32
Total ReturnC,D	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$114,268
Portfolio turnover rateE	23%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series Government Money Market Fund 1.67%	8.2
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series Intrinsic Opportunities Fund	5.9
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Series Growth & Income Fund	5.4
Fidelity Series Growth Company Fund	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.1
Fidelity Series Value Discovery Fund	2.9
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.6%
International Equity Funds	19.7%
Bond Funds	31.6%
Short-Term Funds	10.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,308,625)	1,310,000	1,308,496
	Shares	Value

Domestic Equity Funds - 38.6%
Fidelity Series 100 Index Fund (a)	21,113,088	$360,400,417
Fidelity Series 1000 Value Index Fund (a)	36,340,659	448,080,326
Fidelity Series All-Sector Equity Fund (a)	56,681,612	691,515,664
Fidelity Series Blue Chip Growth Fund (a)	50,024,808	714,854,503
Fidelity Series Commodity Strategy Fund (a)	117,541,077	638,248,050
Fidelity Series Growth & Income Fund (a)	106,040,026	1,614,989,603
Fidelity Series Growth Company Fund (a)	83,657,331	1,469,022,731
Fidelity Series Intrinsic Opportunities Fund (a)	98,103,080	1,772,722,653
Fidelity Series Opportunistic Insights Fund (a)	44,643,025	783,485,090
Fidelity Series Real Estate Equity Fund (a)	11,629,816	138,627,411
Fidelity Series Small Cap Discovery Fund (a)	17,318,417	213,189,712
Fidelity Series Small Cap Opportunities Fund (a)	45,657,376	651,074,180
Fidelity Series Stock Selector Large Cap Value Fund (a)	98,740,285	1,220,429,926
Fidelity Series Value Discovery Fund (a)	67,075,859	867,290,850
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,792,970,267)		11,583,931,116

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	16,635,528	169,349,670
Fidelity Series Emerging Markets Fund (a)	84,388,830	1,848,959,268
Fidelity Series International Growth Fund (a)	107,597,325	1,737,696,795
Fidelity Series International Small Cap Fund (a)	23,354,407	434,859,065
Fidelity Series International Value Fund (a)	163,661,619	1,726,630,081
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,343,937,826)		5,917,494,879

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund (a)	20,755,818	209,218,641
Fidelity Series Floating Rate High Income Fund (a)	7,322,350	69,635,549
Fidelity Series High Income Fund (a)	45,543,619	434,030,687
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,853,271	347,776,727
Fidelity Series International Credit Fund (a)	1,805,261	17,926,241
Fidelity Series Investment Grade Bond Fund (a)	688,715,552	7,589,645,384
Fidelity Series Long-Term Treasury Bond Index Fund (a)	77,674,117	665,667,185
Fidelity Series Real Estate Income Fund (a)	12,656,801	135,680,911
TOTAL BOND FUNDS
(Cost $9,732,384,852)		9,469,581,325

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 1.72% (b)	2,474,484	2,474,979
Fidelity Series Government Money Market Fund 1.67% (a)(c)	2,454,122,385	2,454,122,385
Fidelity Series Short-Term Credit Fund (a)	59,596,702	587,623,481
TOTAL SHORT-TERM FUNDS
(Cost $3,051,966,661)		3,044,220,845
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,922,568,231)		30,016,536,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,405,115)
NET ASSETS - 100%		$30,002,131,546

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,647
Total	$6,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$23,042,327	$76,133,228	$8,092,443	$17,941,179	$12,828,609	$360,400,417
Fidelity Series 1000 Value Index Fund	207,961,357	37,850,015	62,169,207	19,645,324	2,721,522	7,956,688	448,080,326
Fidelity Series All-Sector Equity Fund	322,024,207	130,986,593	131,184,360	102,599,110	9,857,354	(36,963,687)	691,515,664
Fidelity Series Blue Chip Growth Fund	328,551,300	112,310,449	178,781,261	82,570,354	22,339,213	21,922,301	714,854,503
Fidelity Series Canada Fund	--	135,251,990	19,076,130	1,979,981	407,329	(4,133,378)	169,349,670
Fidelity Series Commodity Strategy Fund	200,800,153	120,717,903	32,500,526	3,283,640	(12,852,479)	32,936,624	638,248,050
Fidelity Series Emerging Markets Debt Fund	88,753,315	19,415,155	10,328,746	11,729,067	(76,539)	(6,414,993)	209,218,641
Fidelity Series Emerging Markets Fund	948,146,671	142,355,126	810,367,027	56,105,428	127,369,694	151,510,040	1,848,959,268
Fidelity Series Floating Rate High Income	30,322,371	5,435,924	4,272,717	2,668,436	(50,644)	100,519	69,635,549
Fidelity Series Government Money Market	809,950,560	659,298,154	129,596,103	19,485,433	--	--	2,454,122,385
Fidelity Series Growth & Income Fund	552,716,408	354,258,408(a)	276,772,079	63,453,389	11,761,250	59,505,743	1,614,989,603
Fidelity Series Growth Company Fund	649,984,509	193,436,531	349,347,429	141,220,916	88,059,292	75,129,401	1,469,022,731
Fidelity Series High Income Fund	186,345,032	37,389,065	23,857,578	20,980,416	(253,206)	(5,214,697)	434,030,687
Fidelity Series Inflation-Protected Bond	134,445,865	68,145,752	18,822,282	7,038,758	(259,347)	(7,988,096)	347,776,727
Fidelity Series International Credit Fund	--	8,032,284	1,585	220,974	--	(109,271)	17,926,241
Fidelity Series International Growth Fund	763,723,461	127,418,692	323,685,184	56,248,967	48,261,657	96,520,814	1,737,696,795
Fidelity Series International Small Cap Fund	172,981,588	43,321,351	74,007,796	26,630,434	8,188,255	42,357,570	434,859,065
Fidelity Series International Value Fund	765,710,516	133,747,633	272,114,799	56,221,118	16,959,305	60,551,039	1,726,630,081
Fidelity Series Intrinsic Opportunities Fund	495,457,872	320,896,876(a)	99,107,856	80,415,419	3,558,887	114,248,708	1,772,722,653
Fidelity Series Investment Grade Bond Fund	2,965,065,514	1,304,221,446	447,618,950	171,074,718	(5,156,340)	(180,796,724)	7,589,645,384
Fidelity Series Long-Term Treasury Bond	2,611,672	557,744,922	26,790,357	9,976,424	(669,630)	(22,959,456)	665,667,185
Fidelity Series Opportunistic Insights Fund	360,528,573	140,676,707	198,673,150	108,700,396	49,693,416	(18,028,585)	783,485,090
Fidelity Series Real Estate Equity Fund	65,271,789	17,948,792	12,288,102	5,924,581	(200,763)	(12,695,893)	138,627,411
Fidelity Series Real Estate Income Fund	60,042,005	13,078,071	8,058,729	6,311,340	(97,276)	(5,266,174)	135,680,911
Fidelity Series Short-Term Credit Fund	268,102,615	39,117,264	50,222,783	8,637,445	(120,092)	(8,167,899)	587,623,481
Fidelity Series Small Cap Discovery Fund	97,945,381	10,430,418	26,966,825	2,096,555	3,215,063	13,904,702	213,189,712
Fidelity Series Small Cap Opportunities Fund	290,999,903	96,952,634	95,588,732	71,499,275	3,817,010	(1,148,369)	651,074,180
Fidelity Series Stock Selector Large Cap	557,188,889	150,828,050	129,535,611	101,601,646	3,418,525	(46,768,259)	1,220,429,926
Fidelity Series Value Discovery Fund	782,895,867	104,343,133	490,875,005(a)	56,136,104	61,946,277	(67,587,319)	867,290,850
	$12,279,278,012	$5,108,651,665	$4,378,744,137	$1,302,548,091	$459,778,912	$265,229,958	$30,012,753,186

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,308,496	$--	$1,308,496	$--
Domestic Equity Funds	11,583,931,116	11,583,931,116	--	--
International Equity Funds	5,917,494,879	5,917,494,879	--	--
Bond Funds	9,469,581,325	9,469,581,325	--	--
Short-Term Funds	3,044,220,845	3,044,220,845	--	--
Total Investments in Securities:	$30,016,536,661	$30,015,228,165	$1,308,496	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,308,625)	$1,308,496
Fidelity Central Funds (cost $2,474,979)	2,474,979
Affiliated issuers (cost $25,918,784,627)	30,012,753,186
Total Investment in Securities (cost $25,922,568,231)		$30,016,536,661
Receivable for investments sold		34,676,077
Receivable for fund shares sold		54,538,903
Distributions receivable from Fidelity Central Funds		3,340
Other receivables		189,937
Total assets		30,105,944,918
Liabilities
Payable for investments purchased	$36,173,580
Payable for fund shares redeemed	53,043,600
Accrued management fee	14,406,260
Other payables and accrued expenses	189,932
Total liabilities		103,813,372
Net Assets		$30,002,131,546
Net Assets consist of:
Paid in capital		$25,219,360,053
Undistributed net investment income		35,178,913
Accumulated undistributed net realized gain (loss) on investments		653,624,150
Net unrealized appreciation (depreciation) on investments		4,093,968,430
Net Assets		$30,002,131,546
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,916,078,191 ÷ 782,461,870 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($16,611,072,080 ÷ 1,007,526,812 shares)		$16.49
Class K6:
Net Asset Value, offering price and redemption price per share ($474,981,275 ÷ 28,786,058 shares)		$16.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$514,533,563
Interest		3,209
Income from Fidelity Central Funds		6,647
Total income		514,543,419
Expenses
Management fee	$118,644,845
Independent trustees' fees and expenses	77,609
Total expenses before reductions	118,722,454
Expense reductions	(8,762)	118,713,692
Net investment income (loss)		395,829,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	459,778,912
Futures contracts	1,286,055
Realized gain distributions from underlying funds:
Affiliated issuers	788,014,528
Total net realized gain (loss)		1,249,079,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(129)
Other affiliated issuers	265,229,958
Total change in net unrealized appreciation (depreciation)		265,229,829
Net gain (loss)		1,514,309,324
Net increase (decrease) in net assets resulting from operations		$1,910,139,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$395,829,727	$201,004,333
Net realized gain (loss)	1,249,079,495	242,145,200
Change in net unrealized appreciation (depreciation)	265,229,829	856,403,668
Net increase (decrease) in net assets resulting from operations	1,910,139,051	1,299,553,201
Distributions to shareholders from net investment income	(388,661,235)	(200,026,428)
Distributions to shareholders from net realized gain	(719,753,000)	(252,757,975)
Total distributions	(1,108,414,235)	(452,784,403)
Share transactions - net increase (decrease)	16,921,166,403	(300,508,340)
Total increase (decrease) in net assets	17,722,891,219	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$30,002,131,546	$12,279,240,327
Other Information
Undistributed net investment income end of period	$35,178,913	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	1.34	1.40	(.60)	.73	1.22
Total from investment operations	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.52%	-%	-%	-%	-%
Expenses net of all reductions	.52%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateF	21%H	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.21)
Distributions from net realized gain	(.31)
Total distributions	(.52)
Net asset value, end of period	$16.49
Total ReturnC,D	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,611,072
Portfolio turnover rateF	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.79
Total from investment operations	1.03
Distributions from net investment income	(.22)
Distributions from net realized gain	(.31)
Total distributions	(.53)
Net asset value, end of period	$16.50
Total ReturnC,D	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$474,981
Portfolio turnover rateF	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series Government Money Market Fund 1.67%	6.4
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series Growth & Income Fund	6.0
Fidelity Series Growth Company Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	3.2
73.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.9%
International Equity Funds	21.5%
Bond Funds	27.8%
Short-Term Funds	7.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,178,764)	1,180,000	1,178,647
	Shares	Value

Domestic Equity Funds - 42.9%
Fidelity Series 100 Index Fund (a)	21,484,858	$366,746,530
Fidelity Series 1000 Value Index Fund (a)	37,067,477	457,041,989
Fidelity Series All-Sector Equity Fund (a)	57,805,040	705,221,492
Fidelity Series Blue Chip Growth Fund (a)	51,007,042	728,890,637
Fidelity Series Commodity Strategy Fund (a)	107,359,913	582,964,326
Fidelity Series Growth & Income Fund (a)	107,115,014	1,631,361,660
Fidelity Series Growth Company Fund (a)	85,026,657	1,493,068,097
Fidelity Series Intrinsic Opportunities Fund (a)	99,425,996	1,796,627,752
Fidelity Series Opportunistic Insights Fund (a)	45,517,098	798,825,062
Fidelity Series Real Estate Equity Fund (a)	11,917,544	142,057,130
Fidelity Series Small Cap Discovery Fund (a)	17,661,431	217,412,216
Fidelity Series Small Cap Opportunities Fund (a)	46,553,612	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,723,638	1,244,944,162
Fidelity Series Value Discovery Fund (a)	68,416,398	884,624,024
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,129,755,928)		11,713,639,584

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	16,626,495	169,257,716
Fidelity Series Emerging Markets Fund (a)	82,939,122	1,817,196,161
Fidelity Series International Growth Fund (a)	107,025,123	1,728,455,734
Fidelity Series International Small Cap Fund (a)	23,165,564	431,342,797
Fidelity Series International Value Fund (a)	163,526,749	1,725,207,204
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,428,424,539)		5,871,459,612

Bond Funds - 27.8%
Fidelity Series Emerging Markets Debt Fund (a)	18,336,809	184,835,032
Fidelity Series Floating Rate High Income Fund (a)	6,603,683	62,801,027
Fidelity Series High Income Fund (a)	40,700,813	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund (a)	22,924,154	222,364,297
Fidelity Series International Credit Fund (a)	1,560,603	15,496,785
Fidelity Series Investment Grade Bond Fund (a)	542,484,353	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,225,862	610,405,640
Fidelity Series Real Estate Income Fund (a)	11,366,321	121,846,965
TOTAL BOND FUNDS
(Cost $7,781,481,802)		7,583,806,055

Short-Term Funds - 7.9%
Fidelity Cash Central Fund, 1.72% (b)	2,214,098	2,214,541
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,735,916,271	1,735,916,271
Fidelity Series Short-Term Credit Fund (a)	40,323,812	397,592,784
TOTAL SHORT-TERM FUNDS
(Cost $2,141,007,556)		2,135,723,596
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,481,848,589)		27,305,807,494
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,878,845)
NET ASSETS - 100%		$27,291,928,649

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,965
Total	$5,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$36,136,570	$60,947,218	$7,996,555	$9,122,968	$19,672,841	$366,746,530
Fidelity Series 1000 Value Index Fund	182,904,928	54,790,665	44,393,872	19,447,705	1,304,013	8,005,082	457,041,989
Fidelity Series All-Sector Equity Fund	283,721,155	156,914,996	102,543,461	102,147,990	5,449,667	(35,820,889)	705,221,492
Fidelity Series Blue Chip Growth Fund	289,473,741	136,583,095	146,717,680	80,340,641	13,134,272	27,195,798	728,890,637
Fidelity Series Canada Fund	--	127,755,634	14,508,635	1,914,218	249,993	(4,020,407)	169,257,716
Fidelity Series Commodity Strategy Fund	160,807,201	126,618,438	18,342,585	2,899,694	(429,660)	18,124,494	582,964,326
Fidelity Series Emerging Markets Debt Fund	70,309,321	22,851,322	5,877,433	10,001,403	(27,984)	(5,743,324)	184,835,032
Fidelity Series Emerging Markets Fund	795,230,582	201,535,550	658,057,397	53,501,410	81,508,336	166,398,486	1,817,196,161
Fidelity Series Floating Rate High Income Fund	23,882,508	7,115,175	2,418,763	2,301,530	1,042	45,417	62,801,027
Fidelity Series Government Money Market Fund 1.67%	474,107,523	562,011,410	50,366,412	12,992,898	--	--	1,735,916,271
Fidelity Series Growth & Income Fund	486,185,498	378,785,232(a)	215,605,721	60,931,649	7,252,980	59,122,512	1,631,361,660
Fidelity Series Growth Company Fund	572,602,766	240,651,534	284,786,233	139,526,870	57,615,571	93,725,403	1,493,068,097
Fidelity Series High Income Fund	146,512,107	46,070,778	13,735,142	18,023,736	2,612	(5,078,265)	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	47,634,134	7,456,332	4,375,071	(42,662)	(5,085,821)	222,364,297
Fidelity Series International Credit Fund	--	6,616,533	261	191,027	--	(97,723)	15,496,785
Fidelity Series International Growth Fund	665,002,902	187,225,636	259,987,721	54,487,563	16,396,905	113,901,117	1,728,455,734
Fidelity Series International Small Cap Fund	151,128,896	57,188,386	61,421,669	25,796,594	3,728,591	42,786,415	431,342,797
Fidelity Series International Value Fund	666,738,770	196,577,032	206,351,627	54,481,183	9,353,456	56,590,452	1,725,207,204
Fidelity Series Intrinsic Opportunities Fund	433,865,637	359,644,514(a)	30,956,407	77,507,683	696,010	109,192,424	1,796,627,752
Fidelity Series Investment Grade Bond Fund	2,024,582,252	1,269,794,668	230,942,482	128,726,767	(3,456,770)	(143,164,745)	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	504,601,970	14,488,129	8,858,581	(415,158)	(20,705,408)	610,405,640
Fidelity Series Opportunistic Insights Fund	317,647,343	169,445,673	164,437,851	107,790,767	31,874,824	(5,749,405)	798,825,062
Fidelity Series Real Estate Equity Fund	57,575,442	24,413,381	7,861,186	5,747,325	(182,369)	(12,746,199)	142,057,130
Fidelity Series Real Estate Income Fund	47,340,033	16,261,185	4,571,907	5,408,722	(47,575)	(4,723,863)	121,846,965
Fidelity Series Short-Term Credit Fund	156,027,873	38,680,243	15,065,659	5,571,852	(33,980)	(5,528,741)	397,592,784
Fidelity Series Small Cap Discovery Fund	86,218,504	18,469,280	18,650,370	2,023,659	611,741	15,931,965	217,412,216
Fidelity Series Small Cap Opportunities Fund	257,643,145	119,026,468	72,177,700	69,713,126	350,902	2,303,417	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	196,852,951	84,537,232	100,842,704	638,043	(47,126,306)	1,244,944,162
Fidelity Series Value Discovery Fund	691,035,348	138,899,957	415,559,244(a)	54,881,167	39,460,524	(46,857,944)	884,624,024
Total	$9,764,559,926	$5,449,152,410	$3,212,766,329	$1,218,430,090	$274,116,292	$390,546,783	$27,302,414,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,178,647	$--	$1,178,647	$--
Domestic Equity Funds	11,713,639,584	11,713,639,584	--	--
International Equity Funds	5,871,459,612	5,871,459,612	--	--
Bond Funds	7,583,806,055	7,583,806,055	--	--
Short-Term Funds	2,135,723,596	2,135,723,596	--	--
Total Investments in Securities:	$27,305,807,494	$27,304,628,847	$1,178,647	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,178,764)	$1,178,647
Fidelity Central Funds (cost $2,214,541)	2,214,541
Affiliated issuers (cost $23,478,455,284)	27,302,414,306
Total Investment in Securities (cost $23,481,848,589)		$27,305,807,494
Receivable for investments sold		32,087,591
Receivable for fund shares sold		59,464,011
Distributions receivable from Fidelity Central Funds		3,010
Total assets		27,397,362,106
Liabilities
Payable for investments purchased	$45,523,526
Payable for fund shares redeemed	46,037,500
Accrued management fee	13,872,431
Total liabilities		105,433,457
Net Assets		$27,291,928,649
Net Assets consist of:
Paid in capital		$22,881,921,849
Undistributed net investment income		21,218,019
Accumulated undistributed net realized gain (loss) on investments		564,829,876
Net unrealized appreciation (depreciation) on investments		3,823,958,905
Net Assets		$27,291,928,649
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,923,216,575 ÷ 761,244,608 shares)		$14.35
Class K:
Net Asset Value, offering price and redemption price per share ($15,743,237,563 ÷ 1,098,869,875 shares)		$14.33
Class K6:
Net Asset Value, offering price and redemption price per share ($625,474,511 ÷ 43,595,305 shares)		$14.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$449,309,302
Interest		2,892
Income from Fidelity Central Funds		5,965
Total income		449,318,159
Expenses
Management fee	$110,451,007
Independent trustees' fees and expenses	66,873
Total expenses before reductions	110,517,880
Expense reductions	(6,422)	110,511,458
Net investment income (loss)		338,806,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	274,116,292
Futures contracts	1,158,031
Realized gain distributions from underlying funds:
Affiliated issuers	769,120,788
Total net realized gain (loss)		1,044,395,111
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(117)
Other affiliated issuers	390,546,783
Total change in net unrealized appreciation (depreciation)		390,546,666
Net gain (loss)		1,434,941,777
Net increase (decrease) in net assets resulting from operations		$1,773,748,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,806,701	$151,298,835
Net realized gain (loss)	1,044,395,111	179,330,142
Change in net unrealized appreciation (depreciation)	390,546,666	740,586,840
Net increase (decrease) in net assets resulting from operations	1,773,748,478	1,071,215,817
Distributions to shareholders from net investment income	(337,178,441)	(147,758,780)
Distributions to shareholders from net realized gain	(559,307,494)	(204,066,897)
Total distributions	(896,485,935)	(351,825,677)
Share transactions - net increase (decrease)	16,650,118,805	327,589,461
Total increase (decrease) in net assets	17,527,381,348	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$27,291,928,649	$9,764,547,301
Other Information
Undistributed net investment income end of period	$21,218,019	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	1.26	1.30	(.54)	.69	1.30
Total from investment operations	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.56%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.56%E	-%	-%	-%	-%
Expenses net of all reductions	.56%E	-%	-%	-%	-%
Net investment income (loss)	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rate C	18%G	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	.50
Total from investment operations	.73
Distributions from net investment income	(.18)
Distributions from net realized gain	(.24)
Total distributions	(.42)
Net asset value, end of period	$14.33
Total ReturnC,D	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G,H
Expenses net of fee waivers, if any	.58%G,H
Expenses net of all reductions	.58%G,H
Net investment income (loss)	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,743,238
Portfolio turnover rateE	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.76
Total from investment operations	.97
Distributions from net investment income	(.19)
Distributions from net realized gain	(.24)
Total distributions	(.42)C
Net asset value, end of period	$14.35
Total ReturnD,E	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I
Expenses net of fee waivers, if any	.46%H,I
Expenses net of all reductions	.46%H,I
Net investment income (loss)	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$625,475
Portfolio turnover rateF	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Growth & Income Fund	7.1
Fidelity Series Growth Company Fund	6.6
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
Fidelity Series Opportunistic Insights Fund	3.6
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.7%
International Equity Funds	25.3%
Bond Funds	21.4%
Short-Term Funds	1.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,398,531)	1,400,000	1,398,394
	Shares	Value

Domestic Equity Funds - 51.7%
Fidelity Series 100 Index Fund (a)	30,676,743	$523,652,000
Fidelity Series 1000 Value Index Fund (a)	52,912,693	652,413,502
Fidelity Series All-Sector Equity Fund (a)	82,514,278	1,006,674,195
Fidelity Series Blue Chip Growth Fund (a)	72,810,812	1,040,466,499
Fidelity Series Commodity Strategy Fund (a)	124,924,040	678,337,536
Fidelity Series Growth & Income Fund (a)	149,436,269	2,275,914,375
Fidelity Series Growth Company Fund (a)	120,874,743	2,122,560,480
Fidelity Series Intrinsic Opportunities Fund (a)	142,160,361	2,568,837,729
Fidelity Series Opportunistic Insights Fund (a)	64,974,025	1,140,294,140
Fidelity Series Real Estate Equity Fund (a)	17,204,524	205,077,929
Fidelity Series Small Cap Discovery Fund (a)	25,211,087	310,348,477
Fidelity Series Small Cap Opportunities Fund (a)	66,458,361	947,696,222
Fidelity Series Stock Selector Large Cap Value Fund (a)	143,781,520	1,777,139,590
Fidelity Series Value Discovery Fund (a)	97,662,821	1,262,780,275
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,860,042,829)		16,512,192,949

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	23,173,689	235,908,154
Fidelity Series Emerging Markets Fund (a)	111,655,302	2,446,367,661
Fidelity Series International Growth Fund (a)	147,550,879	2,382,946,699
Fidelity Series International Small Cap Fund (a)	31,932,512	594,583,372
Fidelity Series International Value Fund (a)	227,933,096	2,404,694,160
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,172,468,753)		8,064,500,046

Bond Funds - 21.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,896,740	210,639,143
Fidelity Series Floating Rate High Income Fund (a)	7,475,844	71,095,281
Fidelity Series High Income Fund (a)	46,626,973	444,355,054
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,480,633	247,162,137
Fidelity Series International Credit Fund (a)	1,519,322	15,086,864
Fidelity Series Investment Grade Bond Fund (a)	451,716,967	4,977,920,975
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,439,278	706,504,608
Fidelity Series Real Estate Income Fund (a)	13,001,623	139,377,400
TOTAL BOND FUNDS
(Cost $6,949,415,779)		6,812,141,462

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.72% (b)	2,580,380	2,580,896
Fidelity Series Government Money Market Fund 1.67% (a)(c)	457,362,031	457,362,031
Fidelity Series Short-Term Credit Fund (a)	8,993,960	88,680,442
TOTAL SHORT-TERM FUNDS
(Cost $549,617,210)		548,623,369
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,532,943,102)		31,938,856,220
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,227,357)
NET ASSETS - 100%		$31,921,628,863

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,025
Total	$7,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$45,394,544	$81,037,352	$11,405,025	$13,283,696	$27,525,878	$523,652,000
Fidelity Series 1000 Value Index Fund	258,439,164	70,868,060	55,256,636	27,730,080	1,538,663	11,420,263	652,413,502
Fidelity Series All-Sector Equity Fund	401,700,789	211,869,025	135,039,837	145,646,482	7,554,541	(51,383,281)	1,006,674,195
Fidelity Series Blue Chip Growth Fund	409,846,594	183,013,353	197,794,061	114,763,453	17,504,083	39,065,107	1,040,466,499
Fidelity Series Canada Fund	--	163,177,549	17,618,249	2,655,506	275,350	(4,909,521)	235,908,154
Fidelity Series Commodity Strategy Fund	181,305,844	153,823,758	21,907,062	3,386,143	(821,512)	21,498,917	678,337,536
Fidelity Series Emerging Markets Debt Fund	79,431,440	24,122,481	7,072,410	11,405,399	(57,453)	(6,565,941)	210,639,143
Fidelity Series Emerging Markets Fund	1,036,984,669	240,147,977	789,022,736	73,095,368	96,959,481	228,463,806	2,446,367,661
Fidelity Series Floating Rate High Income	27,384,693	7,377,458	2,923,120	2,619,160	(12,920)	64,736	71,095,281
Fidelity Series Government Money Market	86,241,591	241,893,920	13,764,951	2,832,881	--	--	457,362,031
Fidelity Series Growth & Income Fund	688,738,261	465,942,931(a)	288,809,533	86,986,650	8,842,308	83,749,267	2,275,914,375
Fidelity Series Growth Company Fund	811,270,155	323,545,556	397,524,375	198,697,547	85,084,277	129,849,436	2,122,560,480
Fidelity Series High Income Fund	170,348,294	48,450,293	16,393,422	20,754,315	(42,709)	(5,745,946)	444,355,054
Fidelity Series Inflation-Protected Bond	100,796,632	24,076,883	10,342,151	5,140,677	(111,369)	(6,004,802)	247,162,137
Fidelity Series International Credit Fund	--	6,444,167	166	185,974	--	(95,112)	15,086,864
Fidelity Series International Growth Fund	933,125,645	233,057,635	369,349,548	75,673,027	24,159,316	155,902,903	2,382,946,699
Fidelity Series International Small Cap Fund	212,846,304	73,005,994	89,703,515	35,826,598	6,037,518	58,597,565	594,583,372
Fidelity Series International Value Fund	935,212,029	240,845,786	263,117,825	75,670,607	5,034,794	85,701,893	2,404,694,160
Fidelity Series Intrinsic Opportunities Fund	613,420,497	485,139,390(a)	9,555,981	110,032,958	(77,816)	154,263,260	2,568,837,729
Fidelity Series Investment Grade Bond Fund	1,367,569,367	1,625,023,534	153,959,497	98,897,282	(1,720,564)	(116,476,625)	4,977,920,975
Fidelity Series Long-Term Treasury Bond	940,915	584,194,532	18,015,580	10,348,623	(440,725)	(25,184,441)	706,504,608
Fidelity Series Opportunistic Insights Fund	449,735,472	228,176,219	221,714,650	153,657,999	45,641,371	(9,175,183)	1,140,294,140
Fidelity Series Real Estate Equity Fund	81,538,943	35,589,073	9,255,187	8,200,442	(256,018)	(18,317,929)	205,077,929
Fidelity Series Real Estate Income Fund	54,581,853	17,225,775	5,517,879	6,202,200	(64,727)	(5,394,508)	139,377,400
Fidelity Series Short-Term Credit Fund	28,157,403	24,294,623	3,349,618	1,126,012	(10,319)	(1,179,495)	88,680,442
Fidelity Series Small Cap Discovery Fund	121,760,717	22,670,199	22,848,967	2,873,518	752,065	22,788,967	310,348,477
Fidelity Series Small Cap Opportunities Fund	365,212,608	159,553,558	91,008,455	99,270,982	263,080	3,288,166	947,696,222
Fidelity Series Stock Selector Large Cap	697,267,883	263,799,699	105,524,972	143,458,005	516,875	(67,376,856)	1,777,139,590
Fidelity Series Value Discovery Fund	978,820,033	185,645,957	574,053,997(a)	78,032,115	49,726,748	(60,921,198)	1,262,780,275
	$11,305,678,247	$6,388,369,929	$3,971,481,732	$1,606,575,028	$359,558,034	$643,449,326	$31,934,876,930

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,398,394	$--	$1,398,394	$--
Domestic Equity Funds	16,512,192,949	16,512,192,949	--	--
International Equity Funds	8,064,500,046	8,064,500,046	--	--
Bond Funds	6,812,141,462	6,812,141,462	--	--
Short-Term Funds	548,623,369	548,623,369	--	--
Total Investments in Securities:	$31,938,856,220	$31,937,457,826	$1,398,394	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,398,531)	$1,398,394
Fidelity Central Funds (cost $2,580,896)	2,580,896
Affiliated issuers (cost $26,528,963,675)	31,934,876,930
Total Investment in Securities (cost $26,532,943,102)		$31,938,856,220
Cash		28,352
Receivable for investments sold		77,682,398
Receivable for fund shares sold		53,679,474
Distributions receivable from Fidelity Central Funds		3,541
Other receivables		149,994
Total assets		32,070,399,979
Liabilities
Payable for investments purchased	$90,094,040
Payable for fund shares redeemed	41,263,879
Accrued management fee	17,263,199
Other payables and accrued expenses	149,998
Total liabilities		148,771,116
Net Assets		$31,921,628,863
Net Assets consist of:
Paid in capital		$25,722,361,604
Distributions in excess of net investment income		(146,564)
Accumulated undistributed net realized gain (loss) on investments		793,500,705
Net unrealized appreciation (depreciation) on investments		5,405,913,118
Net Assets		$31,921,628,863
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,684,793,744 ÷ 704,738,313 shares)		$18.00
Class K:
Net Asset Value, offering price and redemption price per share ($18,414,960,927 ÷ 1,024,319,598 shares)		$17.98
Class K6:
Net Asset Value, offering price and redemption price per share ($821,874,192 ÷ 45,667,274 shares)		$18.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$518,969,531
Interest		3,431
Income from Fidelity Central Funds		7,025
Total income		518,979,987
Expenses
Management fee	$137,280,484
Independent trustees' fees and expenses	78,191
Total expenses before reductions	137,358,675
Expense reductions	(7,906)	137,350,769
Net investment income (loss)		381,629,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	359,558,034
Futures contracts	1,373,343
Realized gain distributions from underlying funds:
Affiliated issuers	1,087,605,497
Total net realized gain (loss)		1,448,536,874
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(137)
Other affiliated issuers	643,449,326
Total change in net unrealized appreciation (depreciation)		643,449,189
Net gain (loss)		2,091,986,063
Net increase (decrease) in net assets resulting from operations		$2,473,615,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,629,218	$165,707,982
Net realized gain (loss)	1,448,536,874	222,767,932
Change in net unrealized appreciation (depreciation)	643,449,189	1,056,666,897
Net increase (decrease) in net assets resulting from operations	2,473,615,281	1,445,142,811
Distributions to shareholders from net investment income	(396,775,824)	(163,120,493)
Distributions to shareholders from net realized gain	(769,505,029)	(254,968,549)
Total distributions	(1,166,280,853)	(418,089,042)
Share transactions - net increase (decrease)	19,308,625,938	128,477,357
Total increase (decrease) in net assets	20,615,960,366	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$31,921,628,863	$11,305,668,497
Other Information
Undistributed net investment income end of period	$–	$14,704,108
Distributions in excess of net investment income end of period	$(146,564)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	1.90	1.90	(.75)	.95	1.71
Total from investment operations	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.59%	-%	-%	-%	-%
Expenses net of all reductions	.59%	-%	-%	-%	-%
Net investment income (loss)	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateE	18%G	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	.81
Total from investment operations	1.09
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.58)C
Net asset value, end of period	$17.98
Total ReturnD,E	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H,I
Expenses net of fee waivers, if any	.62%H,I
Expenses net of all reductions	.62%H,I
Net investment income (loss)	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,414,961
Portfolio turnover rateG	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.26
Net realized and unrealized gain (loss)	1.18
Total from investment operations	1.44
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.59)
Net asset value, end of period	$18.00
Total ReturnC,D	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G,H
Expenses net of fee waivers, if any	.48%G,H
Expenses net of all reductions	.48%G,H
Net investment income (loss)	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$821,874
Portfolio turnover rateF	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.5
Fidelity Series Emerging Markets Fund	9.0
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Series Growth & Income Fund	8.4
Fidelity Series Growth Company Fund	7.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.3%
International Equity Funds	29.3%
Bond Funds	8.6%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	24,535,316	$418,817,851
Fidelity Series 1000 Value Index Fund (a)	42,347,029	522,138,865
Fidelity Series All-Sector Equity Fund (a)	66,034,047	805,615,379
Fidelity Series Blue Chip Growth Fund (a)	58,269,252	832,667,609
Fidelity Series Commodity Strategy Fund (a)	83,447,983	453,122,550
Fidelity Series Growth & Income Fund (a)	119,605,401	1,821,590,263
Fidelity Series Growth Company Fund (a)	96,421,342	1,693,158,763
Fidelity Series Intrinsic Opportunities Fund (a)	114,005,675	2,060,082,541
Fidelity Series Opportunistic Insights Fund (a)	51,995,899	912,528,026
Fidelity Series Real Estate Equity Fund (a)	13,796,246	164,451,251
Fidelity Series Small Cap Discovery Fund (a)	19,992,692	246,110,044
Fidelity Series Small Cap Opportunities Fund (a)	53,008,705	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund (a)	114,482,670	1,415,005,805
Fidelity Series Value Discovery Fund (a)	77,587,941	1,003,212,077
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,413,804,376)		13,104,405,164

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	18,270,257	185,991,221
Fidelity Series Emerging Markets Fund (a)	88,815,254	1,945,942,220
Fidelity Series International Growth Fund (a)	115,712,855	1,868,762,602
Fidelity Series International Small Cap Fund (a)	25,041,921	466,280,560
Fidelity Series International Value Fund (a)	179,707,845	1,895,917,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,954,427,050)		6,362,894,370

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	13,919,790	140,311,483
Fidelity Series Floating Rate High Income Fund (a)	5,017,019	47,711,855
Fidelity Series High Income Fund (a)	31,280,459	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,999,866	174,598,700
Fidelity Series International Credit Fund (a)	1,014,766	10,076,621
Fidelity Series Investment Grade Bond Fund (a)	55,857,206	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,385,347	491,792,423
Fidelity Series Real Estate Income Fund (a)	8,665,259	92,891,573
TOTAL BOND FUNDS
(Cost $1,901,101,180)		1,871,031,835

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	352,943,664	352,943,664
Fidelity Series Short-Term Credit Fund (a)	6,486,498	63,956,869
TOTAL SHORT-TERM FUNDS
(Cost $417,601,984)		416,900,533
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,686,934,590)		21,755,231,902
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,398,601)
NET ASSETS - 100%		$21,742,833,301

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$47,068,197	$51,616,951	$9,049,001	$2,144,861	$28,445,140	$418,817,851
Fidelity Series 1000 Value Index Fund	179,592,513	71,228,158	29,261,428	21,984,260	143,454	8,795,285	522,138,865
Fidelity Series All-Sector Equity Fund	279,645,931	189,403,011	81,891,943	115,511,467	1,540,396	(39,820,990)	805,615,379
Fidelity Series Blue Chip Growth Fund	285,318,640	164,706,586	128,315,295	89,103,098	8,338,199	32,461,565	832,667,609
Fidelity Series Canada Fund	--	120,850,480	9,138,662	2,033,537	(10,098)	(4,158,669)	185,991,221
Fidelity Series Commodity Strategy Fund	111,388,669	104,866,503	15,982,777	2,282,733	(2,123,430)	16,098,166	453,122,550
Fidelity Series Emerging Markets Debt Fund	48,645,752	19,627,727	5,139,490	7,470,036	(16,448)	(4,476,465)	140,311,483
Fidelity Series Emerging Markets Fund	685,552,413	232,533,232	427,284,341	54,739,175	29,582,896	196,390,980	1,945,942,220
Fidelity Series Floating Rate High Income Fund	16,615,127	6,302,799	2,121,610	1,719,672	(62,493)	100,114	47,711,855
Fidelity Series Government Money Market Fund 1.67%	53,467,356	208,844,345	8,425,108	1,942,891	--	--	352,943,664
Fidelity Series Growth & Income Fund	479,148,645	400,524,730(a)	178,750,592	66,517,151	3,722,726	65,523,586	1,821,590,263
Fidelity Series Growth Company Fund	564,837,431	293,020,836	255,927,266	156,781,866	34,552,030	123,262,456	1,693,158,763
Fidelity Series High Income Fund	103,635,702	40,258,868	11,854,801	13,646,318	(14,260)	(3,967,830)	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	29,250,776	6,535,145	3,473,492	(57,421)	(4,102,081)	174,598,700
Fidelity Series International Credit Fund	--	4,054,802	14	124,214	--	(66,018)	10,076,621
Fidelity Series International Growth Fund	645,735,531	231,571,325	238,870,747	58,740,946	4,285,601	123,779,831	1,868,762,602
Fidelity Series International Small Cap Fund	147,541,592	68,652,488	59,507,028	27,810,281	2,942,449	44,371,336	466,280,560
Fidelity Series International Value Fund	647,425,663	252,958,696	164,400,669	58,761,109	317,787	61,363,717	1,895,917,767
Fidelity Series Intrinsic Opportunities Fund	425,390,545	484,855,338(a)	3,027,047	84,789,816	29,685	114,061,000	2,060,082,541
Fidelity Series Investment Grade Bond Fund	81,635,475	365,677,287	18,383,600	10,187,977	(172,936)	(13,967,695)	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	404,721,863	12,919,812	7,022,947	(311,712)	(16,732,947)	491,792,423
Fidelity Series Opportunistic Insights Fund	313,087,328	205,019,278	145,414,233	121,693,776	10,133,942	12,711,213	912,528,026
Fidelity Series Real Estate Equity Fund	57,029,392	37,203,141	7,668,906	6,316,828	(273,626)	(14,470,677)	164,451,251
Fidelity Series Real Estate Income Fund	32,984,692	14,184,397	4,004,974	4,043,518	(65,414)	(3,603,986)	92,891,573
Fidelity Series Short-Term Credit Fund	17,120,293	21,993,763	2,464,752	767,348	(9,028)	(831,574)	63,956,869
Fidelity Series Small Cap Discovery Fund	84,431,775	24,348,205	13,419,504	2,206,703	102,847	18,218,272	246,110,044
Fidelity Series Small Cap Opportunities Fund	253,917,431	145,200,643	54,883,774	77,245,781	(486,517)	3,325,383	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	267,409,675	71,701,540	112,549,399	(174,659)	(55,296,658)	1,415,005,805
Fidelity Series Value Discovery Fund	681,088,437	184,746,105	396,942,736(a)	60,615,663	26,222,895	(36,259,860)	1,003,212,077
Total	$6,889,829,400	$4,641,083,254	$2,405,854,745	$1,179,131,003	$120,281,726	$651,152,594	$21,755,231,902

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,686,934,590)	$21,755,231,902
Total Investment in Securities (cost $17,686,934,590)		$21,755,231,902
Cash		8
Receivable for investments sold		73,159,795
Receivable for fund shares sold		42,133,012
Total assets		21,870,524,717
Liabilities
Payable for investments purchased	$83,732,959
Payable for fund shares redeemed	31,555,758
Accrued management fee	12,402,699
Total liabilities		127,691,416
Net Assets		$21,742,833,301
Net Assets consist of:
Paid in capital		$17,123,833,901
Accumulated undistributed net realized gain (loss) on investments		550,702,088
Net unrealized appreciation (depreciation) on investments		4,068,297,312
Net Assets		$21,742,833,301
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,050,659,247 ÷ 529,566,019 shares)		$15.20
Class K:
Net Asset Value, offering price and redemption price per share ($12,979,898,081 ÷ 855,143,181 shares)		$15.18
Class K6:
Net Asset Value, offering price and redemption price per share ($712,275,973 ÷ 46,856,260 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$331,756,840
Income from Fidelity Central Funds		2
Total income		331,756,842
Expenses
Management fee	$96,740,096
Independent trustees' fees and expenses	51,579
Total expenses before reductions	96,791,675
Expense reductions	(4,559)	96,787,116
Net investment income (loss)		234,969,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	120,281,726
Realized gain distributions from underlying funds:
Affiliated issuers	847,374,163
Total net realized gain (loss)		967,655,889
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	651,152,594
Total change in net unrealized appreciation (depreciation)		651,152,594
Net gain (loss)		1,618,808,483
Net increase (decrease) in net assets resulting from operations		$1,853,778,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,969,726	$91,212,153
Net realized gain (loss)	967,655,889	136,198,233
Change in net unrealized appreciation (depreciation)	651,152,594	720,467,700
Net increase (decrease) in net assets resulting from operations	1,853,778,209	947,878,086
Distributions to shareholders from net investment income	(255,443,857)	(88,507,344)
Distributions to shareholders from net realized gain	(469,405,267)	(162,354,536)
Total distributions	(724,849,124)	(250,861,880)
Share transactions - net increase (decrease)	13,724,076,087	231,724,174
Total increase (decrease) in net assets	14,853,005,172	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$21,742,833,301	$6,889,828,129
Other Information
Undistributed net investment income end of period	$–	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	1.81	1.75	(.65)	.80	1.63
Total from investment operations	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.63%G	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateE	17%I	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.82
Total from investment operations	1.04
Distributions from net investment income	(.19)
Distributions from net realized gain	(.26)
Total distributions	(.46)C
Net asset value, end of period	$15.18
Total ReturnD,E	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,979,898
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	1.16
Total from investment operations	1.36
Distributions from net investment income	(.20)
Distributions from net realized gain	(.26)
Total distributions	(.46)
Net asset value, end of period	$15.20
Total ReturnC,D	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$712,276
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.8
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,963,738	$443,201,000
Fidelity Series 1000 Value Index Fund (a)	44,557,806	549,397,749
Fidelity Series All-Sector Equity Fund (a)	69,860,119	852,293,455
Fidelity Series Blue Chip Growth Fund (a)	61,647,072	880,936,658
Fidelity Series Commodity Strategy Fund (a)	85,913,275	466,509,085
Fidelity Series Growth & Income Fund (a)	126,532,110	1,927,084,035
Fidelity Series Growth Company Fund (a)	102,093,994	1,792,770,541
Fidelity Series Intrinsic Opportunities Fund (a)	120,772,030	2,182,350,576
Fidelity Series Opportunistic Insights Fund (a)	55,009,213	965,411,695
Fidelity Series Real Estate Equity Fund (a)	14,799,174	176,406,153
Fidelity Series Small Cap Discovery Fund (a)	20,951,296	257,910,452
Fidelity Series Small Cap Opportunities Fund (a)	55,853,488	796,470,742
Fidelity Series Stock Selector Large Cap Value Fund (a)	121,295,300	1,499,209,905
Fidelity Series Value Discovery Fund (a)	82,263,166	1,063,662,736
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,943,899,949)		13,853,614,782

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	19,289,720	196,369,345
Fidelity Series Emerging Markets Fund (a)	93,149,791	2,040,911,915
Fidelity Series International Growth Fund (a)	122,460,442	1,977,736,139
Fidelity Series International Small Cap Fund (a)	26,502,346	493,473,677
Fidelity Series International Value Fund (a)	189,740,123	2,001,758,300
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,207,805,723)		6,710,249,376

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	14,332,807	144,474,691
Fidelity Series Floating Rate High Income Fund (a)	5,148,396	48,961,247
Fidelity Series High Income Fund (a)	32,441,807	309,170,419
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,522,043	179,663,816
Fidelity Series International Credit Fund (a)	985,387	9,784,897
Fidelity Series Investment Grade Bond Fund (a)	9,657,484	106,425,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,533,584	501,632,815
Fidelity Series Real Estate Income Fund (a)	9,013,932	96,629,351
TOTAL BOND FUNDS
(Cost $1,419,351,010)		1,396,742,712

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	359,251,220	359,251,220
Fidelity Series Short-Term Credit Fund (a)	6,660,794	65,675,427
TOTAL SHORT-TERM FUNDS
(Cost $425,641,630)		424,926,647
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,996,698,312)		22,385,533,517
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,781,395)
NET ASSETS - 100%		$22,372,752,122

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$41,484,849	$46,746,850	$9,610,600	$2,267,139	$29,925,313	$443,201,000
Fidelity Series 1000 Value Index Fund	191,170,503	66,536,327	28,104,054	23,220,374	51,918	9,358,699	549,397,749
Fidelity Series All-Sector Equity Fund	296,575,515	184,689,739	72,705,154	122,484,827	1,079,939	(42,115,789)	852,293,455
Fidelity Series Blue Chip Growth Fund	303,451,828	157,362,085	122,185,964	93,892,705	9,064,984	34,199,553	880,936,658
Fidelity Series Canada Fund	--	128,127,390	9,761,606	2,158,535	58,323	(4,062,826)	196,369,345
Fidelity Series Commodity Strategy Fund	115,949,172	103,378,951	17,993,799	2,368,162	(3,123,609)	17,642,228	466,509,085
Fidelity Series Emerging Markets Debt Fund	51,381,271	17,890,631	5,755,060	7,754,110	(116,302)	(4,525,752)	144,474,691
Fidelity Series Emerging Markets Fund	727,479,065	207,422,698	432,779,110	57,586,720	35,044,718	203,883,686	2,040,911,915
Fidelity Series Floating Rate High Income	17,557,187	5,580,496	2,383,088	1,781,287	(69,256)	108,903	48,961,247
Fidelity Series Government Money Market	56,452,877	209,794,651	9,599,275	2,001,021	--	--	359,251,220
Fidelity Series Growth & Income Fund	509,763,605	392,418,608(a)	167,482,409	70,259,723	3,565,340	69,272,496	1,927,084,035
Fidelity Series Growth Company Fund	600,472,029	284,064,561	249,745,831	166,244,092	36,696,579	129,390,497	1,792,770,541
Fidelity Series High Income Fund	110,141,929	36,369,511	13,200,144	14,259,184	(88,048)	(4,004,610)	309,170,419
Fidelity Series Inflation-Protected Bond	65,384,074	26,441,065	8,278,172	3,595,036	(127,450)	(4,189,727)	179,663,816
Fidelity Series International Credit Fund	--	3,800,699	45	120,618	--	(65,474)	9,784,897
Fidelity Series International Growth Fund	686,373,633	216,523,382	230,118,855	62,095,076	4,319,719	129,806,580	1,977,736,139
Fidelity Series International Small Cap Fund	156,827,013	63,838,682	55,663,195	29,401,656	2,732,372	47,059,429	493,473,677
Fidelity Series International Value Fund	688,167,886	240,511,465	157,784,292	62,112,739	299,669	63,931,419	2,001,758,300
Fidelity Series Intrinsic Opportunities Fund	451,625,015	504,103,226(a)	2,307,182	89,733,079	(6,477)	120,376,682	2,182,350,576
Fidelity Series Investment Grade Bond Fund	31,065,292	54,458,394	36,776,792	2,295,572	532,431	(3,209,322)	106,425,476
Fidelity Series Long-Term Treasury Bond	30,159	418,530,170	16,128,935	7,165,534	(384,409)	(17,095,693)	501,632,815
Fidelity Series Opportunistic Insights Fund	332,984,066	199,132,928	139,082,568	129,086,389	12,076,230	11,453,374	965,411,695
Fidelity Series Real Estate Equity Fund	60,193,847	42,172,645	8,873,949	6,662,243	(233,486)	(15,472,924)	176,406,153
Fidelity Series Real Estate Income Fund	34,859,596	12,861,384	4,496,880	4,222,317	(65,328)	(3,757,365)	96,629,351
Fidelity Series Short-Term Credit Fund	18,743,753	20,369,586	2,799,263	800,379	(11,286)	(854,236)	65,675,427
Fidelity Series Small Cap Discovery Fund	89,631,440	22,978,559	14,066,085	2,332,086	79,137	19,218,859	257,910,452
Fidelity Series Small Cap Opportunities Fund	270,216,572	144,945,624	55,999,303	81,498,453	(622,521)	3,513,206	796,470,742
Fidelity Series Stock Selector Large Cap	516,075,449	280,375,561	78,247,403	119,353,890	(357,834)	(59,236,776)	1,499,209,905
Fidelity Series Value Discovery Fund	724,534,607	192,323,556	420,838,637(a)	64,040,921	34,298,020	(45,300,207)	1,063,662,736
	$7,264,460,749	$4,278,487,423	$2,409,903,900	$1,238,137,328	$136,960,512	$685,250,223	$22,385,533,517

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,996,698,312)	$22,385,533,517
Total Investment in Securities (cost $17,996,698,312)		$22,385,533,517
Cash		15
Receivable for investments sold		71,696,346
Receivable for fund shares sold		44,389,370
Total assets		22,501,619,248
Liabilities
Payable for investments purchased	$81,512,069
Payable for fund shares redeemed	34,568,361
Accrued management fee	12,786,696
Total liabilities		128,867,126
Net Assets		$22,372,752,122
Net Assets consist of:
Paid in capital		$17,404,159,801
Accumulated undistributed net realized gain (loss) on investments		579,757,116
Net unrealized appreciation (depreciation) on investments		4,388,835,205
Net Assets		$22,372,752,122
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,285,659,962 ÷ 776,451,871 shares)		$10.67
Class K:
Net Asset Value, offering price and redemption price per share ($13,434,641,660 ÷ 1,260,226,363 shares)		$10.66
Class K6:
Net Asset Value, offering price and redemption price per share ($652,450,500 ÷ 61,178,204 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$341,902,482
Expenses
Management fee	$100,313,967
Independent trustees' fees and expenses	53,587
Total expenses before reductions	100,367,554
Expense reductions	(4,806)	100,362,748
Net investment income (loss)		241,539,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	136,960,512
Realized gain distributions from underlying funds:
Affiliated issuers	896,234,846
Total net realized gain (loss)		1,033,195,358
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	685,250,223
Total change in net unrealized appreciation (depreciation)		685,250,223
Net gain (loss)		1,718,445,581
Net increase (decrease) in net assets resulting from operations		$1,959,985,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,539,734	$96,980,348
Net realized gain (loss)	1,033,195,358	144,536,452
Change in net unrealized appreciation (depreciation)	685,250,223	768,804,398
Net increase (decrease) in net assets resulting from operations	1,959,985,315	1,010,321,198
Distributions to shareholders from net investment income	(266,263,160)	(96,859,849)
Distributions to shareholders from net realized gain	(509,942,580)	(178,085,083)
Total distributions	(776,205,740)	(274,944,932)
Share transactions - net increase (decrease)	13,924,513,839	140,516,333
Total increase (decrease) in net assets	15,108,293,414	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$22,372,752,122	$7,264,458,708
Other Information
Undistributed net investment income end of period	$–	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	1.29	1.24	(.46)	.57	1.17
Total from investment operations	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.63%F	-%	-%	-%	-%
Expenses net of all reductions	.63%F	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateE	16%H	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.59
Total from investment operations	.74
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,434,642
Portfolio turnover rateF	16%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.83
Total from investment operations	.96
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$652,451
Portfolio turnover rateF	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,417,820	$263,182,195
Fidelity Series 1000 Value Index Fund (a)	26,478,237	326,476,656
Fidelity Series All-Sector Equity Fund (a)	41,562,128	507,057,960
Fidelity Series Blue Chip Growth Fund (a)	36,671,399	524,034,296
Fidelity Series Commodity Strategy Fund (a)	51,209,956	278,070,063
Fidelity Series Growth & Income Fund (a)	75,295,887	1,146,756,357
Fidelity Series Growth Company Fund (a)	60,724,204	1,066,317,020
Fidelity Series Intrinsic Opportunities Fund (a)	71,723,467	1,296,043,058
Fidelity Series Opportunistic Insights Fund (a)	32,721,634	574,264,670
Fidelity Series Real Estate Equity Fund (a)	8,795,880	104,846,888
Fidelity Series Small Cap Discovery Fund (a)	12,452,076	153,285,060
Fidelity Series Small Cap Opportunities Fund (a)	33,236,073	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund (a)	72,196,066	892,343,372
Fidelity Series Value Discovery Fund (a)	48,960,116	633,054,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,626,652,736)		8,239,678,290

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	11,475,387	116,819,435
Fidelity Series Emerging Markets Fund (a)	55,417,424	1,214,195,749
Fidelity Series International Growth Fund (a)	72,828,340	1,176,177,691
Fidelity Series International Small Cap Fund (a)	15,760,972	293,469,300
Fidelity Series International Value Fund (a)	112,850,198	1,190,569,587
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,143,628,801)		3,991,231,762

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	8,410,263	84,775,451
Fidelity Series Floating Rate High Income Fund (a)	3,092,953	29,413,979
Fidelity Series High Income Fund (a)	19,181,811	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,086,426	107,538,333
Fidelity Series International Credit Fund (a)	590,839	5,867,034
Fidelity Series Investment Grade Bond Fund (a)	5,761,680	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,859,964	298,749,888
Fidelity Series Real Estate Income Fund (a)	5,276,101	56,559,805
TOTAL BOND FUNDS
(Cost $841,244,714)		829,200,867

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	212,944,275	212,944,275
Fidelity Series Short-Term Credit Fund (a)	4,034,521	39,780,377
TOTAL SHORT-TERM FUNDS
(Cost $253,151,294)		252,724,652
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,864,677,545)		13,312,835,571
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,509,301)
NET ASSETS - 100%		$13,305,326,270

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$32,809,218	$29,012,509	$5,668,788	$787,227	$17,168,699	$263,182,195
Fidelity Series 1000 Value Index Fund	91,992,048	49,633,303	17,629,356	13,663,296	(20,384)	5,158,706	326,476,656
Fidelity Series All-Sector Equity Fund	143,160,656	125,618,222	44,566,285	72,272,017	215,110	(26,498,596)	507,057,960
Fidelity Series Blue Chip Growth Fund	146,065,471	109,540,231	71,536,657	54,999,008	3,498,626	18,265,567	524,034,296
Fidelity Series Canada Fund	--	72,894,708	5,954,232	1,272,678	32,172	(2,535,804)	116,819,435
Fidelity Series Commodity Strategy Fund	57,174,624	64,381,962	11,152,047	1,389,127	(1,298,598)	9,710,414	278,070,063
Fidelity Series Emerging Markets Debt Fund	24,524,403	12,916,943	3,612,233	4,361,445	(70,842)	(2,767,960)	84,775,451
Fidelity Series Emerging Markets Fund	350,211,750	159,898,540	251,891,190	33,883,079	16,314,103	112,603,372	1,214,195,749
Fidelity Series Floating Rate High Income Fund	8,373,059	4,308,255	1,498,038	1,017,230	(74,075)	102,890	29,413,979
Fidelity Series Government Money Market Fund 1.67%	27,106,980	126,122,679	6,136,009	1,159,792	--	--	212,944,275
Fidelity Series Growth & Income Fund	245,345,533	247,796,594(a)	100,342,101	39,260,369	1,575,663	40,998,417	1,146,756,357
Fidelity Series Growth Company Fund	287,954,017	197,073,049	138,489,253	97,867,289	12,473,225	75,723,453	1,066,317,020
Fidelity Series High Income Fund	52,683,359	26,927,241	8,282,482	8,065,419	(67,360)	(2,438,302)	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	22,585,263	4,553,541	2,113,829	(62,736)	(2,531,448)	107,538,333
Fidelity Series International Credit Fund	--	1,942,483	54	72,323	--	(42,622)	5,867,034
Fidelity Series International Growth Fund	330,326,316	165,816,939	134,340,244	36,535,886	959,870	68,727,618	1,176,177,691
Fidelity Series International Small Cap Fund	75,475,113	46,764,580	32,788,948	17,297,483	1,212,496	25,579,313	293,469,300
Fidelity Series International Value Fund	331,188,904	179,675,140	93,604,012	36,561,245	(142,556)	31,477,080	1,190,569,587
Fidelity Series Intrinsic Opportunities Fund	217,564,424	309,723,919(a)	1,180,175	52,504,467	18,709	66,469,286	1,296,043,058
Fidelity Series Investment Grade Bond Fund	15,221,209	33,202,131	21,668,861	1,316,824	239,286	(1,885,886)	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	244,952,065	10,003,057	4,178,694	(249,985)	(10,175,970)	298,749,888
Fidelity Series Opportunistic Insights Fund	160,281,094	136,166,543	81,685,440	76,066,212	4,092,537	5,538,136	574,264,670
Fidelity Series Real Estate Equity Fund	29,201,655	27,756,344	5,563,780	3,770,328	(172,688)	(9,067,840)	104,846,888
Fidelity Series Real Estate Income Fund	16,661,979	9,471,677	2,825,110	2,341,133	(60,187)	(2,179,755)	56,559,805
Fidelity Series Short-Term Credit Fund	8,971,211	13,946,416	1,747,186	460,706	(7,922)	(516,188)	39,780,377
Fidelity Series Small Cap Discovery Fund	43,182,271	17,650,320	8,721,935	1,328,854	76,340	11,410,290	153,285,060
Fidelity Series Small Cap Opportunities Fund	130,040,169	100,626,067	34,977,225	47,737,970	(375,980)	2,018,724	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	194,656,475	47,997,324	69,965,577	(370,871)	(35,799,680)	892,343,372
Fidelity Series Value Discovery Fund	348,724,861	135,311,130	212,578,958(a)	37,101,877	13,224,706	(20,014,265)	633,054,295
Total	$3,496,184,500	$2,870,168,437	$1,384,338,242	$724,232,945	$51,745,886	$374,497,649	$13,312,835,571

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,864,677,545)	$13,312,835,571
Total Investment in Securities (cost $10,864,677,545)		$13,312,835,571
Receivable for investments sold		42,155,437
Receivable for fund shares sold		32,399,274
Total assets		13,387,390,282
Liabilities
Payable to custodian bank	$11
Payable for investments purchased	52,102,225
Payable for fund shares redeemed	22,450,974
Accrued management fee	7,510,802
Total liabilities		82,064,012
Net Assets		$13,305,326,270
Net Assets consist of:
Paid in capital		$10,519,788,302
Accumulated undistributed net realized gain (loss) on investments		337,379,942
Net unrealized appreciation (depreciation) on investments		2,448,158,026
Net Assets		$13,305,326,270
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,144,152,409 ÷ 342,667,649 shares)		$12.09
Class K:
Net Asset Value, offering price and redemption price per share ($8,748,415,627 ÷ 724,335,985 shares)		$12.08
Class K6:
Net Asset Value, offering price and redemption price per share ($412,758,234 ÷ 34,151,942 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$199,241,947
Expenses
Management fee	$56,979,886
Independent trustees' fees and expenses	30,002
Total expenses before reductions	57,009,888
Expense reductions	(2,309)	57,007,579
Net investment income (loss)		142,234,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	51,745,886
Realized gain distributions from underlying funds:
Affiliated issuers	524,990,998
Total net realized gain (loss)		576,736,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	374,497,649
Total change in net unrealized appreciation (depreciation)		374,497,649
Net gain (loss)		951,234,533
Net increase (decrease) in net assets resulting from operations		$1,093,468,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,234,368	$45,505,718
Net realized gain (loss)	576,736,884	70,221,421
Change in net unrealized appreciation (depreciation)	374,497,649	358,042,833
Net increase (decrease) in net assets resulting from operations	1,093,468,901	473,769,972
Distributions to shareholders from net investment income	(156,078,537)	(45,424,022)
Distributions to shareholders from net realized gain	(256,279,773)	(83,790,283)
Total distributions	(412,358,310)	(129,214,305)
Share transactions - net increase (decrease)	9,128,031,725	238,655,834
Total increase (decrease) in net assets	9,809,142,316	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$13,305,326,270	$3,496,183,954
Other Information
Undistributed net investment income end of period	$–	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.46	1.39	(.52)	.64	1.39
Total from investment operations	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.63%H	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateF	17%J	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.08
Total ReturnD,E	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,748,416
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.09
Total ReturnC,D	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$412,758
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,032,458	$222,464,053
Fidelity Series 1000 Value Index Fund (a)	22,411,210	276,330,213
Fidelity Series All-Sector Equity Fund (a)	35,169,821	429,071,816
Fidelity Series Blue Chip Growth Fund (a)	31,028,868	443,402,520
Fidelity Series Commodity Strategy Fund (a)	43,321,750	235,237,103
Fidelity Series Growth & Income Fund (a)	63,722,386	970,491,938
Fidelity Series Growth Company Fund (a)	51,374,282	902,132,390
Fidelity Series Intrinsic Opportunities Fund (a)	60,612,814	1,095,273,542
Fidelity Series Opportunistic Insights Fund (a)	27,686,833	485,903,915
Fidelity Series Real Estate Equity Fund (a)	7,431,053	88,578,147
Fidelity Series Small Cap Discovery Fund (a)	10,539,699	129,743,700
Fidelity Series Small Cap Opportunities Fund (a)	28,121,517	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund (a)	61,098,318	755,175,216
Fidelity Series Value Discovery Fund (a)	41,432,771	535,725,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,636,147,797)		6,970,543,117

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	9,708,497	98,832,496
Fidelity Series Emerging Markets Fund (a)	46,880,402	1,027,149,604
Fidelity Series International Growth Fund (a)	61,610,764	995,013,836
Fidelity Series International Small Cap Fund (a)	13,333,241	248,264,939
Fidelity Series International Value Fund (a)	95,472,284	1,007,232,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,668,228,125)		3,376,493,466

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,101,482	71,582,940
Fidelity Series Floating Rate High Income Fund (a)	2,638,644	25,093,502
Fidelity Series High Income Fund (a)	16,210,868	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,380,686	90,992,656
Fidelity Series International Credit Fund (a)	497,267	4,937,865
Fidelity Series Investment Grade Bond Fund (a)	4,872,934	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,493,165	252,756,420
Fidelity Series Real Estate Income Fund (a)	4,466,436	47,880,196
TOTAL BOND FUNDS
(Cost $712,356,832)		701,432,887

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	180,118,828	180,118,828
Fidelity Series Short-Term Credit Fund (a)	3,415,627	33,678,083
TOTAL SHORT-TERM FUNDS
(Cost $214,154,888)		213,796,911
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,230,887,642)		11,262,266,381
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,338,706)
NET ASSETS - 100%		$11,255,927,675

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$28,811,895	$23,191,739	$4,759,360	$437,466	$14,439,733	$222,464,053
Fidelity Series 1000 Value Index Fund	75,814,592	43,495,598	13,912,118	11,471,964	(64,682)	4,214,336	276,330,213
Fidelity Series All-Sector Equity Fund	118,131,044	108,429,436	35,924,587	60,760,639	81,552	(22,528,823)	429,071,816
Fidelity Series Blue Chip Growth Fund	120,528,023	94,677,664	58,452,415	45,951,013	2,683,319	15,399,960	443,402,520
Fidelity Series Canada Fund	--	61,417,002	4,919,558	1,067,970	9,023	(2,160,063)	98,832,496
Fidelity Series Commodity Strategy Fund	47,433,910	54,743,272	8,789,878	1,164,129	(1,211,505)	8,266,245	235,237,103
Fidelity Series Emerging Markets Debt Fund	20,222,367	11,223,948	2,933,313	3,647,915	(32,515)	(2,360,704)	71,582,940
Fidelity Series Emerging Markets Fund	288,955,854	138,476,182	207,513,577	28,441,551	12,935,487	94,239,831	1,027,149,604
Fidelity Series Floating Rate High Income Fund	6,949,953	3,816,970	1,215,498	858,519	(18,282)	42,886	25,093,502
Fidelity Series Government Money Market Fund 1.67%	22,353,640	106,747,016	4,884,054	971,370	--	--	180,118,828
Fidelity Series Growth & Income Fund	202,356,403	213,029,397(a)	82,299,509	32,791,116	1,002,299	34,269,160	970,491,938
Fidelity Series Growth Company Fund	237,459,962	170,500,158	112,794,354	82,153,624	9,187,883	63,986,197	902,132,390
Fidelity Series High Income Fund	43,407,771	23,520,713	6,727,000	6,752,188	(53,179)	(2,072,386)	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	20,245,312	3,597,516	1,776,827	(50,509)	(2,128,409)	90,992,656
Fidelity Series International Credit Fund	--	1,628,597	29	60,868	--	(35,934)	4,937,865
Fidelity Series International Growth Fund	272,563,530	145,142,947	110,746,013	30,668,370	613,482	57,237,963	995,013,836
Fidelity Series International Small Cap Fund	62,277,109	40,800,761	27,121,640	14,519,574	857,919	21,444,446	248,264,939
Fidelity Series International Value Fund	273,275,108	157,282,169	76,546,138	30,687,297	(594,680)	25,929,731	1,007,232,591
Fidelity Series Intrinsic Opportunities Fund	180,016,043	260,384,741(a)	1,132,968	44,121,745	18,524	55,331,942	1,095,273,542
Fidelity Series Investment Grade Bond Fund	12,708,969	27,976,575	18,092,379	1,104,377	224,256	(1,610,678)	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	206,473,324	7,790,072	3,513,142	(186,310)	(8,574,431)	252,756,420
Fidelity Series Opportunistic Insights Fund	132,258,253	117,575,182	66,890,252	63,901,632	3,028,857	4,585,152	485,903,915
Fidelity Series Real Estate Equity Fund	24,159,960	23,724,176	4,391,489	3,145,100	(187,693)	(7,577,322)	88,578,147
Fidelity Series Real Estate Income Fund	13,720,923	8,294,666	2,293,577	1,951,411	(50,235)	(1,828,236)	47,880,196
Fidelity Series Short-Term Credit Fund	7,399,416	11,926,346	1,375,045	386,446	(6,441)	(434,770)	33,678,083
Fidelity Series Small Cap Discovery Fund	35,628,306	16,116,954	6,891,166	1,111,944	15,558	9,530,103	129,743,700
Fidelity Series Small Cap Opportunities Fund	107,210,344	86,847,558	27,856,560	39,907,883	(322,682)	1,680,380	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	168,272,653	39,247,103	58,765,036	(272,138)	(30,516,714)	755,175,216
Fidelity Series Value Discovery Fund	287,661,234	117,773,708	174,790,153(a)	31,114,095	10,726,891	(16,696,835)	535,725,735
Total	$2,884,830,830	$2,469,354,920	$1,132,319,700	$607,527,105	$38,771,665	$312,072,760	$11,262,266,381
 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,230,887,642)	$11,262,266,381
Total Investment in Securities (cost $9,230,887,642)		$11,262,266,381
Receivable for investments sold		35,240,839
Receivable for fund shares sold		27,779,083
Total assets		11,325,286,303
Liabilities
Payable to custodian bank	$54
Payable for investments purchased	45,751,449
Payable for fund shares redeemed	17,265,994
Accrued management fee	6,341,131
Total liabilities		69,358,628
Net Assets		$11,255,927,675
Net Assets consist of:
Paid in capital		$8,945,031,768
Distributions in excess of net investment income		(1,076,446)
Accumulated undistributed net realized gain (loss) on investments		280,593,614
Net unrealized appreciation (depreciation) on investments		2,031,378,739
Net Assets		$11,255,927,675
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,452,997,358 ÷ 283,978,501 shares)		$12.16
Class K:
Net Asset Value, offering price and redemption price per share ($7,475,338,872 ÷ 615,706,880 shares)		$12.14
Class K6:
Net Asset Value, offering price and redemption price per share ($327,591,445 ÷ 26,958,664 shares)		$12.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$167,129,277
Expenses
Management fee	$47,766,651
Independent trustees' fees and expenses	25,088
Total expenses before reductions	47,791,739
Expense reductions	(1,911)	47,789,828
Net investment income (loss)		119,339,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,190,871)
Fidelity Central Funds	26,190,871
Affiliated issuers	38,771,665
Realized gain distributions from underlying funds:
Affiliated issuers	440,397,828
Total net realized gain (loss)		479,169,493
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	312,072,760
Total change in net unrealized appreciation (depreciation)		312,072,760
Net gain (loss)		791,242,253
Net increase (decrease) in net assets resulting from operations		$910,581,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,339,449	$37,285,493
Net realized gain (loss)	479,169,493	56,748,247
Change in net unrealized appreciation (depreciation)	312,072,760	294,641,485
Net increase (decrease) in net assets resulting from operations	910,581,702	388,675,225
Distributions to shareholders from net investment income	(131,450,258)	(36,871,772)
Distributions to shareholders from net realized gain	(213,055,694)	(67,884,342)
Total distributions	(344,505,952)	(104,756,114)
Share transactions - net increase (decrease)	7,805,021,541	237,530,130
Total increase (decrease) in net assets	8,371,097,291	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$11,255,927,675	$2,884,830,384
Other Information
Undistributed net investment income end of period	$–	$1,491,755
Distributions in excess of net investment income end of period	$(1,076,446)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.48	1.40	(.52)	.65	1.41
Total from investment operations	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.63%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.63%E	-%	-%	-%	-%
Expenses net of all reductions	.63%E	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateC	16%G	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.14
Total ReturnD,E	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,475,339
Portfolio turnover rateF	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.15
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$327,591
Portfolio turnover rateE	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,058,145	$86,342,541
Fidelity Series 1000 Value Index Fund (a)	8,753,656	107,932,581
Fidelity Series All-Sector Equity Fund (a)	13,736,458	167,584,790
Fidelity Series Blue Chip Growth Fund (a)	12,114,381	173,114,503
Fidelity Series Commodity Strategy Fund (a)	16,930,937	91,934,990
Fidelity Series Growth & Income Fund (a)	24,904,073	379,289,030
Fidelity Series Growth Company Fund (a)	20,044,472	351,980,935
Fidelity Series Intrinsic Opportunities Fund (a)	23,630,368	427,000,743
Fidelity Series Opportunistic Insights Fund (a)	10,808,776	189,694,018
Fidelity Series Real Estate Equity Fund (a)	2,877,073	34,294,713
Fidelity Series Small Cap Discovery Fund (a)	4,117,119	50,681,737
Fidelity Series Small Cap Opportunities Fund (a)	10,981,648	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,880,872	295,167,577
Fidelity Series Value Discovery Fund (a)	16,192,296	209,366,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,396,429,122)		2,720,982,845

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	3,792,420	38,606,833
Fidelity Series Emerging Markets Fund (a)	18,297,241	400,892,549
Fidelity Series International Growth Fund (a)	24,047,949	388,374,374
Fidelity Series International Small Cap Fund (a)	5,204,021	96,898,872
Fidelity Series International Value Fund (a)	37,273,792	393,238,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,115,150,922)		1,318,011,137

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,699,381	27,209,763
Fidelity Series Floating Rate High Income Fund (a)	1,051,785	10,002,475
Fidelity Series High Income Fund (a)	6,314,291	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,677,900	35,675,631
Fidelity Series International Credit Fund (a)	168,073	1,668,964
Fidelity Series Investment Grade Bond Fund (a)	1,898,835	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,528,804	98,801,847
Fidelity Series Real Estate Income Fund (a)	1,765,699	18,928,290
TOTAL BOND FUNDS
(Cost $277,336,703)		273,387,330

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	70,121,042	70,121,042
Fidelity Series Short-Term Credit Fund (a)	1,352,276	13,333,440
TOTAL SHORT-TERM FUNDS
(Cost $83,592,911)		83,454,482
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,872,509,658)		4,395,835,794
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,443,782)
NET ASSETS - 100%		$4,393,392,012

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$18,202,006	$8,460,609	$1,770,495	$43,309	$5,101,125	$86,342,541
Fidelity Series 1000 Value Index Fund	24,255,513	26,081,779	5,150,618	4,272,736	(43,808)	1,258,604	107,932,581
Fidelity Series All-Sector Equity Fund	37,780,585	55,780,637	12,906,709	22,836,770	(11,041)	(9,212,080)	167,584,790
Fidelity Series Blue Chip Growth Fund	38,547,010	50,429,075	20,983,726	16,741,236	244,092	5,887,414	173,114,503
Fidelity Series Canada Fund	--	25,062,858	1,776,273	396,865	(12,624)	(891,436)	38,606,833
Fidelity Series Commodity Strategy Fund	15,750,440	27,052,073	3,006,783	428,674	52,176	2,539,627	91,934,990
Fidelity Series Emerging Markets Debt Fund	6,351,178	6,457,324	1,027,346	1,303,723	306	(892,191)	27,209,763
Fidelity Series Emerging Markets Fund	92,291,452	84,510,631	71,058,107	10,574,532	2,817,401	34,665,281	400,892,549
Fidelity Series Floating Rate High Income Fund	2,277,567	2,397,383	426,246	320,788	(1,033)	10,153	10,002,475
Fidelity Series Government Money Market Fund 1.67%	7,128,818	43,816,226	1,704,099	362,886	--	--	70,121,042
Fidelity Series Growth & Income Fund	64,757,517	110,575,083(a)	29,573,063	11,865,376	172,274	11,786,116	379,289,030
Fidelity Series Growth Company Fund	75,561,673	91,358,415	36,503,202	30,540,415	624,304	24,465,434	351,980,935
Fidelity Series High Income Fund	13,866,939	14,026,940	2,345,228	2,478,735	6,134	(859,058)	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	11,484,967	1,221,085	663,397	(13,861)	(798,755)	35,675,631
Fidelity Series International Credit Fund	--	553,903	12	20,573	--	(12,112)	1,668,964
Fidelity Series International Growth Fund	87,135,142	89,137,535	39,295,446	11,400,933	(152,178)	19,630,565	388,374,374
Fidelity Series International Small Cap Fund	19,909,249	23,540,461	9,625,480	5,397,712	108,950	7,756,119	96,898,872
Fidelity Series International Value Fund	87,362,038	93,680,620	26,556,218	11,426,302	(108,943)	7,764,016	393,238,509
Fidelity Series Intrinsic Opportunities Fund	58,119,244	131,432,076(a)	358,817	16,026,654	(1,814)	19,530,817	427,000,743
Fidelity Series Investment Grade Bond Fund	4,305,047	11,809,042	6,612,872	407,879	16,071	(540,864)	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	81,721,568	2,782,540	1,313,822	(60,143)	(3,180,574)	98,801,847
Fidelity Series Opportunistic Insights Fund	42,298,882	60,914,014	24,095,789	23,863,827	416,625	1,312,689	189,694,018
Fidelity Series Real Estate Equity Fund	7,780,471	11,372,089	1,548,933	1,152,588	(55,776)	(2,854,852)	34,294,713
Fidelity Series Real Estate Income Fund	4,370,535	4,950,354	805,135	715,418	(15,748)	(699,918)	18,928,290
Fidelity Series Short-Term Credit Fund	2,301,275	5,842,889	464,859	143,039	(2,047)	(166,184)	13,333,440
Fidelity Series Small Cap Discovery Fund	11,402,903	10,439,437	2,504,533	405,353	(9,542)	3,455,488	50,681,737
Fidelity Series Small Cap Opportunities Fund	34,103,264	46,048,783	10,239,924	14,597,805	(159,334)	659,156	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	90,220,903	14,433,802	21,974,543	(122,333)	(12,325,926)	295,167,577
Fidelity Series Value Discovery Fund	91,815,328	62,898,336	57,599,402(a)	11,474,213	2,680,485	(5,442,739)	209,366,384
Total	$922,284,454	$1,291,797,407	$393,066,856	$224,877,289	$6,411,902	$107,945,915	$4,395,835,794

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,872,509,658)	$4,395,835,794
Total Investment in Securities (cost $3,872,509,658)		$4,395,835,794
Receivable for investments sold		13,184,458
Receivable for fund shares sold		15,913,943
Total assets		4,424,934,195
Liabilities
Payable for investments purchased	$21,466,572
Payable for fund shares redeemed	7,630,529
Accrued management fee	2,445,082
Total liabilities		31,542,183
Net Assets		$4,393,392,012
Net Assets consist of:
Paid in capital		$3,774,718,446
Distributions in excess of net investment income		(1,831,367)
Accumulated undistributed net realized gain (loss) on investments		97,178,797
Net unrealized appreciation (depreciation) on investments		523,326,136
Net Assets		$4,393,392,012
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,265,311,313 ÷ 92,356,035 shares)		$13.70
Class K:
Net Asset Value, offering price and redemption price per share ($2,992,599,355 ÷ 218,630,178 shares)		$13.69
Class K6:
Net Asset Value, offering price and redemption price per share ($135,481,344 ÷ 9,892,351 shares)		$13.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$61,759,612
Expenses
Management fee	$17,585,388
Independent trustees' fees and expenses	9,079
Total expenses before reductions	17,594,467
Expense reductions	(613)	17,593,854
Net investment income (loss)		44,165,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,411,902
Realized gain distributions from underlying funds:
Affiliated issuers	163,117,677
Total net realized gain (loss)		169,529,579
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	107,945,915
Total change in net unrealized appreciation (depreciation)		107,945,915
Net gain (loss)		277,475,494
Net increase (decrease) in net assets resulting from operations		$321,641,252

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,165,758	$11,233,935
Net realized gain (loss)	169,529,579	11,661,308
Change in net unrealized appreciation (depreciation)	107,945,915	93,927,353
Net increase (decrease) in net assets resulting from operations	321,641,252	116,822,596
Distributions to shareholders from net investment income	(48,627,128)	(11,091,790)
Distributions to shareholders from net realized gain	(70,153,488)	(15,197,673)
Total distributions	(118,780,616)	(26,289,463)
Share transactions - net increase (decrease)	3,268,247,071	182,129,905
Total increase (decrease) in net assets	3,471,107,707	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$4,393,392,012	$922,284,305
Other Information
Undistributed net investment income end of period	$–	$461,138
Distributions in excess of net investment income end of period	$(1,831,367)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	1.64	1.57	(.59)	.72	1.51
Total from investment operations	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.64%F	-%	-%	-%	-%
Expenses net of all reductions	.64%F	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateD	15%H	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.76
Total from investment operations	.95
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.37)
Net asset value, end of period	$13.69
Total ReturnC,D	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,992,599
Portfolio turnover rateE	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.25
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.38)C
Net asset value, end of period	$13.70
Total ReturnD,E	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H,I
Expenses net of fee waivers, if any	.50%H,I
Expenses net of all reductions	.50%H,I
Net investment income (loss)	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$135,481
Portfolio turnover rateF	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
73.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	931,733	$15,904,680
Fidelity Series 1000 Value Index Fund (a)	1,640,301	20,224,908
Fidelity Series All-Sector Equity Fund (a)	2,561,768	31,253,568
Fidelity Series Blue Chip Growth Fund (a)	2,257,072	32,253,565
Fidelity Series Commodity Strategy Fund (a)	3,157,585	17,145,686
Fidelity Series Growth & Income Fund (a)	4,651,132	70,836,746
Fidelity Series Growth Company Fund (a)	3,726,911	65,444,549
Fidelity Series Intrinsic Opportunities Fund (a)	4,380,605	79,157,527
Fidelity Series Opportunistic Insights Fund (a)	2,013,415	35,335,440
Fidelity Series Real Estate Equity Fund (a)	526,249	6,272,892
Fidelity Series Small Cap Discovery Fund (a)	770,717	9,487,528
Fidelity Series Small Cap Opportunities Fund (a)	2,045,557	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,459,065	55,114,043
Fidelity Series Value Discovery Fund (a)	3,022,055	39,075,165
TOTAL DOMESTIC EQUITY FUNDS
(Cost $476,745,639)		506,675,939

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	707,519	7,202,539
Fidelity Series Emerging Markets Fund (a)	3,397,019	74,428,681
Fidelity Series International Growth Fund (a)	4,477,184	72,306,514
Fidelity Series International Small Cap Fund (a)	968,806	18,039,162
Fidelity Series International Value Fund (a)	6,943,655	73,255,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $217,514,045)		245,232,458

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	480,243	4,840,852
Fidelity Series Floating Rate High Income Fund (a)	198,771	1,890,315
Fidelity Series High Income Fund (a)	1,167,654	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund (a)	697,786	6,768,528
Fidelity Series International Credit Fund (a)	24,620	244,476
Fidelity Series Investment Grade Bond Fund (a)	351,702	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,161,160	18,521,138
Fidelity Series Real Estate Income Fund (a)	334,021	3,580,706
TOTAL BOND FUNDS
(Cost $51,233,961)		50,849,518

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	13,009,017	13,009,017
Fidelity Series Short-Term Credit Fund (a)	265,955	2,622,315
TOTAL SHORT-TERM FUNDS
(Cost $15,656,529)		15,631,332
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $761,150,174)		818,389,247
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(447,538)
NET ASSETS - 100%		$817,941,709

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$6,438,548	$1,029,051	$282,286	$(1,108)	$663,557	$15,904,680
Fidelity Series 1000 Value Index Fund	3,069,993	8,902,224	525,262	689,068	(3,302)	18,615	20,224,908
Fidelity Series All-Sector Equity Fund	4,762,745	16,148,837	1,488,531	3,795,985	20,418	(1,873,521)	31,253,568
Fidelity Series Blue Chip Growth Fund	4,859,349	15,114,238	2,698,720	2,495,792	(12,842)	903,849	32,253,565
Fidelity Series Canada Fund	--	5,267,123	178,820	62,924	(2,362)	(198,579)	7,202,539
Fidelity Series Commodity Strategy Fund	1,964,660	8,000,877	288,686	66,231	1,380	408,093	17,145,686
Fidelity Series Emerging Markets Debt Fund	762,854	2,110,792	87,884	196,841	(375)	(141,345)	4,840,852
Fidelity Series Emerging Markets Fund	11,652,982	28,909,823	8,239,161	1,687,534	51,872	5,343,249	74,428,681
Fidelity Series Floating Rate High Income Fund	280,209	840,821	36,476	51,454	65	1,030	1,890,315
Fidelity Series Government Money Market Fund 1.67%	921,937	9,235,461	137,464	60,464	--	--	13,009,017
Fidelity Series Growth & Income Fund	8,185,945	33,433,485(a)	3,557,151	1,832,502	(8,506)	1,246,946	70,836,746
Fidelity Series Growth Company Fund	9,226,869	29,089,973	4,216,484	4,872,725	15,518	3,409,874	65,444,549
Fidelity Series High Income Fund	1,737,800	4,704,002	199,152	397,295	1,247	(167,767)	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund	936,424	3,383,430	116,870	107,840	(218)	(126,674)	6,768,528
Fidelity Series International Credit Fund	--	84,118	--	3,013	--	(1,744)	244,476
Fidelity Series International Growth Fund	10,972,971	30,738,484	4,989,979	1,819,043	(97,877)	2,636,864	72,306,514
Fidelity Series International Small Cap Fund	2,507,199	7,667,385	1,198,082	861,206	823	1,182,055	18,039,162
Fidelity Series International Value Fund	11,001,344	31,460,965	2,755,950	1,821,065	33,414	586,654	73,255,562
Fidelity Series Intrinsic Opportunities Fund	7,535,524	37,905,112(a)	280,851	2,427,329	(676)	2,723,104	79,157,527
Fidelity Series Investment Grade Bond Fund	520,788	2,699,966	965,554	65,806	(1,893)	(85,169)	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund	370	15,991,507	263,809	217,662	(3,198)	(501,965)	18,521,138
Fidelity Series Opportunistic Insights Fund	5,332,374	17,739,165	3,157,115	3,873,652	(1,286)	(66,422)	35,335,440
Fidelity Series Real Estate Equity Fund	988,977	3,158,976	176,455	182,065	(5,698)	(474,650)	6,272,892
Fidelity Series Real Estate Income Fund	550,371	1,639,191	68,964	112,387	(536)	(117,574)	3,580,706
Fidelity Series Short-Term Credit Fund	297,090	1,541,073	39,611	24,141	(135)	(28,933)	2,622,315
Fidelity Series Small Cap Discovery Fund	1,441,817	3,895,463	286,416	62,853	(926)	477,589	9,487,528
Fidelity Series Small Cap Opportunities Fund	4,306,667	13,634,323	1,155,384	2,200,035	(16,018)	106,960	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	27,082,594	1,350,587	3,615,628	3,845	(2,529,930)	55,114,043
Fidelity Series Value Discovery Fund	11,565,215	19,198,481	7,447,711(a)	1,822,051	135,447	(881,350)	39,075,165
Total	$116,154,990	$386,016,437	$46,936,180	$35,706,877	$107,073	$12,512,816	$818,389,247

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $761,150,174)	$818,389,247
Total Investment in Securities (cost $761,150,174)		$818,389,247
Cash		6
Receivable for investments sold		2,275,404
Receivable for fund shares sold		4,177,841
Total assets		824,842,498
Liabilities
Payable for investments purchased	$5,036,302
Payable for fund shares redeemed	1,416,592
Accrued management fee	447,895
Total liabilities		6,900,789
Net Assets		$817,941,709
Net Assets consist of:
Paid in capital		$744,574,776
Distributions in excess of net investment income		(655,535)
Accumulated undistributed net realized gain (loss) on investments		16,783,395
Net unrealized appreciation (depreciation) on investments		57,239,073
Net Assets		$817,941,709
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($241,895,726 ÷ 19,822,548 shares)		$12.20
Class K:
Net Asset Value, offering price and redemption price per share ($549,158,159 ÷ 45,048,608 shares)		$12.19
Class K6:
Net Asset Value, offering price and redemption price per share ($26,887,824 ÷ 2,203,517 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,775,316
Expenses
Management fee	$2,854,340
Independent trustees' fees and expenses	1,414
Total expenses before reductions	2,855,754
Expense reductions	(75)	2,855,679
Net investment income (loss)		6,919,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	107,073
Realized gain distributions from underlying funds:
Affiliated issuers	25,931,561
Total net realized gain (loss)		26,038,634
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	12,512,816
Total change in net unrealized appreciation (depreciation)		12,512,816
Net gain (loss)		38,551,450
Net increase (decrease) in net assets resulting from operations		$45,471,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,919,637	$1,154,087
Net realized gain (loss)	26,038,634	1,463,110
Change in net unrealized appreciation (depreciation)	12,512,816	9,155,957
Net increase (decrease) in net assets resulting from operations	45,471,087	11,773,154
Distributions to shareholders from net investment income	(7,703,403)	(1,119,481)
Distributions to shareholders from net realized gain	(9,428,917)	(924,001)
Total distributions	(17,132,320)	(2,043,482)
Share transactions - net increase (decrease)	673,447,954	59,406,386
Total increase (decrease) in net assets	701,786,721	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$817,941,709	$116,154,988
Other Information
Undistributed net investment income end of period	$–	$57,090
Distributions in excess of net investment income end of period	$(655,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.16	.10
Net realized and unrealized gain (loss)	1.46	1.37	(.53)	.52
Total from investment operations	1.59	1.53	(.37)	.62
Distributions from net investment income	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.26)	(.17)	(.17)	(.07)
Total distributions	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.20	$11.01	$9.78	$10.45
Total ReturnE	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	- %I	- %I	- %I,J
Expenses net of fee waivers, if any	.66%H	-%	-%	- %J
Expenses net of all reductions	.66%H	-%	-%	- %J
Net investment income (loss)	1.09%	1.54%	1.67%	1.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateF	11%K	21%	31%	28%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.68
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.19
Total ReturnC,D	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$549,158
Portfolio turnover rate E	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.20
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,888
Portfolio turnover rateE	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The aggregate value of investments by input level as of March 31, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,489,005,582	$279,176,237	$(47,267,424)	$231,908,813
Fidelity Freedom 2005 Fund	958,605,080	85,863,430	(21,429,309)	64,434,121
Fidelity Freedom 2010 Fund	5,847,136,646	761,250,097	(111,320,535)	649,929,562
Fidelity Freedom 2015 Fund	8,807,520,428	1,444,974,623	(129,067,065)	1,315,907,558
Fidelity Freedom 2020 Fund	25,969,455,434	4,463,905,332	(416,824,105)	4,047,081,227
Fidelity Freedom 2025 Fund	23,523,803,519	4,103,199,553	(321,195,578)	3,782,003,975
Fidelity Freedom 2030 Fund	26,587,201,146	5,637,290,779	(285,635,705)	5,351,655,074
Fidelity Freedom 2035 Fund	17,722,020,111	4,167,121,966	(133,910,175)	4,033,211,791
Fidelity Freedom 2040 Fund	18,034,568,362	4,480,683,126	(129,717,971)	4,350,965,155
Fidelity Freedom 2045 Fund	10,885,286,442	2,507,897,546	(80,348,417)	2,427,549,129
Fidelity Freedom 2050 Fund	9,249,146,849	2,081,923,316	(68,803,784)	2,013,119,532
Fidelity Freedom 2055 Fund	3,883,317,948	554,345,171	(41,827,325)	512,517,846
Fidelity Freedom 2060 Fund	762,324,648	65,565,075	(9,500,476)	56,064,599

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$7,806,711	$36,034,130	$231,908,813
Fidelity Freedom 2005 Fund	3,770,678	13,865,421	64,434,121
Fidelity Freedom 2010 Fund	23,782,132	128,970,087	649,929,562
Fidelity Freedom 2015 Fund	34,778,152	222,903,828	1,315,907,558
Fidelity Freedom 2020 Fund	80,115,607	655,764,596	4,047,081,227
Fidelity Freedom 2025 Fund	53,021,330	574,981,498	3,782,003,975
Fidelity Freedom 2030 Fund	37,674,246	810,087,935	5,351,655,074
Fidelity Freedom 2035 Fund	9,640,301	576,147,310	4,033,211,791
Fidelity Freedom 2040 Fund	2,799,007	614,828,157	4,350,965,155
Fidelity Freedom 2045 Fund	1,186,481	356,802,357	2,427,549,129
Fidelity Freedom 2050 Fund	–	298,852,819	2,013,119,532
Fidelity Freedom 2055 Fund	–	107,987,088	512,517,846
Fidelity Freedom 2060 Fund	–	17,957,870	56,064,599

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$59,848,117	$59,542,043	$119,390,160
Fidelity Freedom 2005 Fund	16,088,182	18,342,832	34,431,014
Fidelity Freedom 2010 Fund	110,846,319	175,338,147	286,184,466
Fidelity Freedom 2015 Fund	169,438,811	260,911,363	430,350,174
Fidelity Freedom 2020 Fund	485,379,607	623,034,628	1,108,414,235
Fidelity Freedom 2025 Fund	432,040,605	464,445,330	896,485,935
Fidelity Freedom 2030 Fund	523,900,861	642,379,992	1,166,280,853
Fidelity Freedom 2035 Fund	354,910,547	369,938,577	724,849,124
Fidelity Freedom 2040 Fund	367,209,112	408,996,628	776,205,740
Fidelity Freedom 2045 Fund	214,132,446	198,225,864	412,358,310
Fidelity Freedom 2050 Fund	181,104,825	163,401,127	344,505,952
Fidelity Freedom 2055 Fund	66,698,701	52,081,915	118,780,616
Fidelity Freedom 2060 Fund	10,534,555	6,597,765	17,132,320

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$40,536,102	$29,154,612	$69,690,714
Fidelity Freedom 2005 Fund	11,160,500	6,409,275	17,569,775
Fidelity Freedom 2010 Fund	80,368,531	64,628,003	144,996,534
Fidelity Freedom 2015 Fund	99,427,436	95,245,831	194,673,267
Fidelity Freedom 2020 Fund	213,211,487	239,572,916	452,784,403
Fidelity Freedom 2025 Fund	157,620,966	194,204,711	351,825,677
Fidelity Freedom 2030 Fund	173,773,140	244,315,902	418,089,042
Fidelity Freedom 2035 Fund	94,344,469	156,517,411	250,861,880
Fidelity Freedom 2040 Fund	102,731,589	172,213,343	274,944,932
Fidelity Freedom 2045 Fund	48,804,914	80,409,391	129,214,305
Fidelity Freedom 2050 Fund	39,634,868	65,121,246	104,756,114
Fidelity Freedom 2055 Fund	12,087,248	14,202,215	26,289,463
Fidelity Freedom 2060 Fund	1,271,461	772,021	2,043,482

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	496,084,681	553,918,265
Fidelity Freedom 2005 Fund	198,838,677	187,856,918
Fidelity Freedom 2010 Fund	1,039,369,593	1,389,222,685
Fidelity Freedom 2015 Fund	1,786,474,514	2,004,652,507
Fidelity Freedom 2020 Fund	5,108,651,665	4,378,744,137
Fidelity Freedom 2025 Fund	5,449,152,410	3,212,766,329
Fidelity Freedom 2030 Fund	6,388,369,929	3,971,481,732
Fidelity Freedom 2035 Fund	4,641,083,254	2,405,854,745
Fidelity Freedom 2040 Fund	4,278,487,423	2,409,903,900
Fidelity Freedom 2045 Fund	2,870,168,437	1,384,338,242
Fidelity Freedom 2050 Fund	2,469,354,920	1,132,319,700
Fidelity Freedom 2055 Fund	1,291,797,407	393,066,856
Fidelity Freedom 2060 Fund	386,016,437	46,936,180

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through March 31, 2018, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income Fund	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005 Fund	9,132,913	818,016
Fidelity Freedom 2010 Fund	82,938,352	17,423,248
Fidelity Freedom 2015 Fund	132,300,852	26,218,924
Fidelity Freedom 2020 Fund	349,185,809	55,046,914
Fidelity Freedom 2025 Fund	312,149,126	36,476,750
Fidelity Freedom 2030 Fund	443,448,822	45,658,987
Fidelity Freedom 2035 Fund	315,567,651	25,385,650
Fidelity Freedom 2040 Fund	341,654,429	31,022,107
Fidelity Freedom 2045 Fund	165,214,747	12,941,012
Fidelity Freedom 2050 Fund	136,449,649	10,462,773
Fidelity Freedom 2055 Fund	44,625,815	2,684,111
Fidelity Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Freedom Income Fund	$25
Fidelity Freedom 2010 Fund	1
Fidelity Freedom 2015 Fund	19
Fidelity Freedom 2020 Fund	29
Fidelity Freedom 2025 Fund	18
Fidelity Freedom 2030 Fund	27
Fidelity Freedom 2035 Fund	38
Fidelity Freedom 2040 Fund	43
Fidelity Freedom 2045 Fund	17
Fidelity Freedom 2050 Fund	20
Fidelity Freedom 2055 Fund	8

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$34,335,271	$37,016,596
Class K	17,390,446	–
Class K6	223,737	–
Total	$51,949,454	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$44,712,535	$32,674,118
Class K	22,488,873	–
Class K6	239,298	–
Total	$67,440,706	$32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$8,256,167	$10,200,069
Class K	5,348,186	–
Class K6	66,981	–
Total	$13,671,334	$10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$14,263,444	$7,369,706
Class K	6,417,819	–
Class K6	78,417	–
Total	$20,759,680	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$59,450,122	$71,220,043
Class K	33,379,063	–
Class K6	446,466	–
Total	$93,275,651	$71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$138,121,654	$73,776,491
Class K	54,086,430	–
Class K6	700,731	–
Total	$192,908,815	$73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$75,356,851	$89,847,108
Class K	62,744,245	–
Class K6	834,279	–
Total	$138,935,375	$89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$187,400,162	$104,826,159
Class K	102,672,333	–
Class K6	1,342,304	–
Total	$291,414,799	$104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$170,977,599	$200,026,428
Class K	214,523,078	–
Class K6	3,160,558	–
Total	$388,661,235	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$406,127,361	$252,757,975
Class K	309,195,087	–
Class K6	4,430,552	–
Total	$719,753,000	$252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$135,746,842	$147,758,780
Class K	196,874,291	–
Class K6	4,557,308	–
Total	$337,178,441	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$300,732,953	$204,066,897
Class K	252,816,654	–
Class K6	5,757,887	–
Total	$559,307,494	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$152,399,042	$163,120,493
Class K	237,812,270	–
Class K6	6,564,512	–
Total	$396,775,824	$163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$413,872,411	$254,968,549
Class K	346,196,136	–
Class K6	9,436,482	–
Total	$769,505,029	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$87,722,896	$88,507,344
Class K	162,011,402	–
Class K6	5,709,559	–
Total	$255,443,857	$88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$240,142,544	$162,354,536
Class K	221,611,338	–
Class K6	7,651,385	–
Total	$469,405,267	$162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$90,536,406	$96,859,849
Class K	170,937,500	–
Class K6	4,789,254	–
Total	$266,263,160	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$261,248,683	$178,085,083
Class K	242,057,363	–
Class K6	6,636,534	–
Total	$509,942,580	$178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$44,250,979	$45,424,022
Class K	109,126,440	–
Class K6	2,701,118	–
Total	$156,078,537	$45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$114,572,629	$83,790,283
Class K	138,369,458	–
Class K6	3,337,686	–
Total	$256,279,773	$83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$36,777,044	$36,871,772
Class K	92,715,220	–
Class K6	1,957,994	–
Total	$131,450,258	$36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$93,839,199	$67,884,342
Class K	116,797,064	–
Class K6	2,419,431	–
Total	$213,055,694	$67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$12,886,343	$11,091,790
Class K	34,941,200	–
Class K6	799,585	–
Total	$48,627,128	$11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$27,949,675	$15,197,673
Class K	41,275,560	–
Class K6	928,253	–
Total	$70,153,488	$15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$2,107,103	$1,119,481
Class K	5,444,764	–
Class K6	151,536	–
Total	$7,703,403	$1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$3,721,242	$924,001
Class K	5,555,128	–
Class K6	152,547	–
Total	$9,428,917	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018 (a)	Year ended March 31, 2017	Year ended March 31, 2018 (a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	27,221,111	27,891,079	$320,765,917	$318,995,628
Reinvestment of distributions	6,605,290	6,036,813	77,395,265	68,285,524
Shares redeemed	(38,028,513)	(43,107,568)	(447,668,101)	(492,617,047)
Net increase (decrease)	(4,202,112)	(9,179,676)	$(49,506,919)	$(105,335,895)
Class K
Shares sold	23,453,639	–	$277,296,475	$–
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990	–	1,613,678,107	–
Reinvestment of distributions	3,392,232	–	39,879,319	–
Shares redeemed	(29,017,558)	–	(343,144,692)	–
Net increase (decrease)	134,349,303	–	$1,587,709,209	$–
Class K6
Shares sold	3,890,192	–	$45,935,962	$–
Reinvestment of distributions	39,381	–	463,035	–
Shares redeemed	(569,053)	–	(6,709,845)	–
Net increase (decrease)	3,360,520	–	$39,689,152	$–
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	7,378,209	8,370,565	$92,645,422	$99,885,293
Reinvestment of distributions	1,791,008	1,487,696	22,315,999	17,425,187
Shares redeemed	(9,828,104)	(11,808,557)	(123,356,983)	(141,074,680)
Net increase (decrease)	(658,887)	(1,950,296)	$(8,395,562)	$(23,764,200)
Class K
Shares sold	9,369,547	–	$118,391,743	$–
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	–	412,589,249	–
Reinvestment of distributions	938,278	–	11,766,005	–
Shares redeemed	(9,282,767)	–	(117,477,612)	–
Net increase (decrease)	33,848,388	–	$425,269,385	$–
Class K6
Shares sold	893,756	–	$11,275,207	$–
Reinvestment of distributions	11,585	–	145,398	–
Shares redeemed	(106,187)	–	(1,340,558)	–
Net increase (decrease)	799,154	–	$10,080,047	$–
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	23,767,583	29,730,777	$381,761,384	$450,240,426
Reinvestment of distributions	12,229,853	9,654,368	194,626,240	142,971,004
Shares redeemed	(49,294,217)	(63,066,784)	(791,146,041)	(954,373,734)
Net increase (decrease)	(13,296,781)	(23,681,639)	$(214,758,417)	$(361,162,304)
Class K
Shares sold	20,322,144	–	$328,782,786	$–
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428	–	2,547,535,809	–
Reinvestment of distributions	5,452,961	–	87,465,493	–
Shares redeemed	(34,234,425)	–	(555,204,634)	–
Net increase (decrease)	150,068,108	–	$2,408,579,454	$–
Class K6
Shares sold	4,164,658	–	$67,215,211	$–
Reinvestment of distributions	71,521	–	1,147,196	–
Shares redeemed	(490,870)	–	(7,955,488)	–
Net increase (decrease)	3,745,309	–	$60,406,919	$–
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	72,616,042	86,891,690	$968,356,768	$1,077,815,896
Reinvestment of distributions	19,682,696	15,956,683	260,136,127	192,945,931
Shares redeemed	(104,001,992)	(132,326,360)	(1,384,215,146)	(1,637,477,620)
Net increase (decrease)	(11,703,254)	(29,477,987)	$(155,722,251)	$(366,715,793)
Class K
Shares sold	57,486,192	–	$773,133,070	$–
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109	–	4,748,505,056	–
Reinvestment of distributions	12,372,220	–	165,416,578	–
Shares redeemed	(79,691,095)	–	(1,075,934,728)	–
Net increase (decrease)	347,466,426	–	$4,611,119,976	$–
Class K6
Shares sold	10,514,183	–	$140,899,779	$–
Reinvestment of distributions	162,796	–	2,176,583	–
Shares redeemed	(2,096,076)	–	(28,077,012)	–
Net increase (decrease)	8,580,903	–	$114,999,350	$–
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	152,441,221	159,336,775	$2,504,940,140	$2,409,581,355
Reinvestment of distributions	35,050,498	30,520,001	571,436,446	448,509,541
Shares redeemed	(187,167,034)	(209,463,411)	(3,072,056,561)	(3,158,599,236)
Net increase (decrease)	324,685	(19,606,635)	$4,320,025	$(300,508,340)
Class K
Shares sold	159,801,375	–	$2,656,458,207	$–
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746	–	16,284,141,352	–
Reinvestment of distributions	31,625,493	–	523,718,165	–
Shares redeemed	(181,091,802)	–	(3,024,255,229)	–
Net increase (decrease)	1,007,526,812	–	$16,440,062,495	$–
Class K6
Shares sold	31,475,610	–	$521,683,894	$–
Reinvestment of distributions	458,124	–	7,591,110	–
Shares redeemed	(3,147,676)	–	(52,491,121)	–
Net increase (decrease)	28,786,058	–	$476,783,883	$–
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	158,726,717	161,205,087	$2,259,361,477	$2,085,995,325
Reinvestment of distributions	30,656,487	27,865,215	433,261,289	349,406,296
Shares redeemed	(151,675,334)	(163,515,141)	(2,154,686,419)	(2,107,812,160)
Net increase (decrease)	37,707,870	25,555,161	$537,936,347	$327,589,461
Class K
Shares sold	199,976,963	–	$2,881,263,698	$–
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058	–	14,641,455,337	–
Reinvestment of distributions	31,228,538	–	449,690,945	–
Shares redeemed	(171,473,684)	–	(2,483,694,512)	–
Net increase (decrease)	1,098,869,875	–	$15,488,715,468	$–
Class K6
Shares sold	47,051,793	–	$673,422,348	$–
Reinvestment of distributions	715,836	–	10,315,195	–
Shares redeemed	(4,172,324)	–	(60,270,553)	–
Net increase (decrease)	43,595,305	–	$623,466,990	$–
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	123,266,681	123,540,563	$2,193,032,389	$1,957,712,162
Reinvestment of distributions	31,803,918	27,198,687	561,630,140	414,813,441
Shares redeemed	(126,546,656)	(142,359,984)	(2,245,714,755)	(2,244,048,246)
Net increase (decrease)	28,523,943	8,379,266	$508,947,774	$128,477,357
Class K
Shares sold	159,214,941	–	$2,878,963,957	$–
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240	–	17,213,886,716	–
Reinvestment of distributions	32,337,117	–	584,008,406	–
Shares redeemed	(148,080,700)	–	(2,692,845,198)	–
Net increase (decrease)	1,024,319,598	–	$17,984,013,881	$–
Class K6
Shares sold	47,995,734	–	$858,334,852	$–
Reinvestment of distributions	885,011	–	16,000,993	–
Shares redeemed	(3,213,471)	–	(58,671,562)	–
Net increase (decrease)	45,667,274	–	$815,664,283	$–
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	110,962,220	107,335,106	$1,654,304,549	$1,399,007,407
Reinvestment of distributions	21,957,182	19,960,664	325,960,643	249,452,344
Shares redeemed	(99,897,658)	(109,251,957)	(1,486,838,456)	(1,416,735,577)
Net increase (decrease)	33,021,744	18,043,813	$493,426,736	$231,724,174
Class K
Shares sold	152,904,028	–	$2,323,823,499	$–
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579	–	11,861,189,816	–
Reinvestment of distributions	25,155,590	–	383,622,740	–
Shares redeemed	(133,107,016)	–	(2,040,612,137)	–
Net increase (decrease)	855,143,181	–	$12,528,023,918	$–
Class K6
Shares sold	48,428,487	–	$727,016,849	$–
Reinvestment of distributions	875,553	–	13,360,944	–
Shares redeemed	(2,447,780)	–	(37,752,360)	–
Net increase (decrease)	46,856,260	–	$702,625,433	$–
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	136,619,831	140,785,303	$1,431,492,061	$1,286,757,447
Reinvestment of distributions	33,488,676	31,075,048	348,747,375	272,618,946
Shares redeemed	(139,529,622)	(155,935,498)	(1,457,941,134)	(1,418,860,060)
Net increase (decrease)	30,578,885	15,924,853	$322,298,302	$140,516,333
Class K
Shares sold	204,272,570	–	$2,180,144,652	$–
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	–	12,432,808,583	–
Reinvestment of distributions	38,561,612	–	412,994,864	–
Shares redeemed	(192,024,994)	–	(2,069,340,268)	–
Net increase (decrease)	1,260,226,363	–	$12,956,607,831	$–
Class K6
Shares sold	63,538,724	–	$671,238,294	$–
Reinvestment of distributions	1,066,834	–	11,425,788	–
Shares redeemed	(3,427,354)	–	(37,056,376)	–
Net increase (decrease)	61,178,204	–	$645,607,706	$–
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	83,678,942	88,251,156	$990,525,865	$911,294,661
Reinvestment of distributions	13,350,262	12,918,827	157,549,317	128,307,737
Shares redeemed	(72,278,251)	(77,904,384)	(853,762,795)	(800,946,564)
Net increase (decrease)	24,750,953	23,265,599	$294,312,387	$238,655,834
Class K
Shares sold	138,438,372	–	$1,672,115,670	$–
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245	–	7,906,157,717	–
Reinvestment of distributions	20,403,619	–	247,495,898	–
Shares redeemed	(114,898,251)	–	(1,401,257,211)	–
Net increase (decrease)	724,335,985	–	$8,424,512,074	$–
Class K6
Shares sold	35,416,332	–	$424,716,328	$–
Reinvestment of distributions	497,430	–	6,038,804	–
Shares redeemed	(1,761,820)	–	(21,547,868)	–
Net increase (decrease)	34,151,942	–	$409,207,264	$–
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	75,824,728	78,016,417	$902,647,093	$809,711,740
Reinvestment of distributions	10,861,802	10,380,386	128,951,626	103,566,059
Shares redeemed	(63,697,605)	(65,322,506)	(756,367,850)	(675,747,669)
Net increase (decrease)	22,988,925	23,074,297	$275,230,869	$237,530,130
Class K
Shares sold	122,562,514	–	$1,491,197,304	$–
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516	–	6,690,882,218	–
Reinvestment of distributions	17,173,138	–	209,512,284	–
Shares redeemed	(96,878,288)	–	(1,187,384,579)	–
Net increase (decrease)	615,706,880	–	$7,204,207,227	$–
Class K6
Shares sold	28,136,620	–	$340,101,592	$–
Reinvestment of distributions	358,805	–	4,377,425	–
Shares redeemed	(1,536,761)	–	(18,895,572)	–
Net increase (decrease)	26,958,664	–	$325,583,445	$–
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	38,370,551	35,961,184	$515,078,307	$417,830,315
Reinvestment of distributions	2,987,887	2,322,949	40,144,179	25,903,357
Shares redeemed	(23,349,667)	(22,547,740)	(313,087,284)	(261,603,767)
Net increase (decrease)	18,008,771	15,736,393	$242,135,202	$182,129,905
Class K
Shares sold	61,914,305	–	$850,947,947	$–
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598	–	2,460,964,568	–
Reinvestment of distributions	5,543,037	–	76,216,759	–
Shares redeemed	(35,972,762)	–	(496,645,456)	–
Net increase (decrease)	218,630,178	–	$2,891,483,818	$–
Class K6
Shares sold	10,467,862	–	$142,591,736	$–
Reinvestment of distributions	125,661	–	1,727,838	–
Shares redeemed	(701,172)	–	(9,691,523)	–
Net increase (decrease)	9,892,351	–	$134,628,051	$–
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	13,553,573	8,574,369	$162,527,190	$88,938,893
Reinvestment of distributions	472,322	198,281	5,668,501	1,984,387
Shares redeemed	(4,749,212)	(3,035,221)	(56,963,732)	(31,516,894)
Net increase (decrease)	9,276,683	5,737,429	$111,231,959	$59,406,386
Class K
Shares sold	21,671,635	–	$266,499,060	$–
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564	–	350,605,136	–
Reinvestment of distributions	897,950	–	10,999,891	–
Shares redeemed	(7,538,541)	–	(92,630,473)	–
Net increase (decrease)	45,048,608	–	$535,473,614	$–
Class K6
Shares sold	2,364,906	–	$28,724,895	$–
Reinvestment of distributions	24,823	–	304,083	–
Shares redeemed	(186,212)	–	(2,286,597)	–
Net increase (decrease)	2,203,517	–	$26,742,381	$–

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	11%	11%	16%	13%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	12%	12%	17%	14%	15%
Fidelity Series All-Sector Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Blue Chip Growth Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Canada Fund	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	23%	17%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	14%	–%	10%	–%	–%
Fidelity Series International Credit Fund	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Small Cap Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Value Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	27%	21%	17%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Opportunistic Insights Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	10%	12%	26%	18%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	13%	13%	18%	15%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	12%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	-%	-%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	83%
Fidelity Series Growth & Income Fund	99%
Fidelity Series Growth Company Fund	99%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	99%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	99%
Fidelity Series Value Discovery Fund	99%

11. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	16,728,029	35,389,643	11,609,337	63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 21, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,010.60	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.42%
Actual		$1,000.00	$1,011.20	$2.11
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.37%
Actual		$1,000.00	$1,011.50	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$1,000.00	$1,016.80	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.44%
Actual		$1,000.00	$1,017.50	$2.21
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.38%
Actual		$1,000.00	$1,017.00	$1.91
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$1,000.00	$1,021.50	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.47%
Actual		$1,000.00	$1,022.50	$2.37
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K6	.40%
Actual		$1,000.00	$1,022.30	$2.02
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$1,000.00	$1,026.80	$2.93
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K	.50%
Actual		$1,000.00	$1,027.00	$2.53
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K6	.42%
Actual		$1,000.00	$1,028.00	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$1,000.00	$1,030.20	$3.14
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K	.54%
Actual		$1,000.00	$1,030.80	$2.73
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K6	.44%
Actual		$1,000.00	$1,031.10	$2.23
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$1,000.00	$1,033.60	$3.35
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class K	.57%
Actual		$1,000.00	$1,034.10	$2.89
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K6	.45%
Actual		$1,000.00	$1,034.30	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,040.60	$3.56
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class K	.61%
Actual		$1,000.00	$1,040.90	$3.10
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K6	.47%
Actual		$1,000.00	$1,041.60	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$1,000.00	$1,047.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,047.90	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,047.50	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.90	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,048.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,048.00	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.40	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,048.10	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.60	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,047.60	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.65%
Actual		$1,000.00	$1,048.50	$3.32
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/07/18	05/04/18	$0.014	$0.123
Class K	05/07/18	05/04/18	$0.015	$0.123
Class K6	05/07/18	05/04/18	$0.016	$0.123
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/14/18	05/11/18	$0.032	$0.187
Class K	05/14/18	05/11/18	$0.033	$0.187
Class K6	05/14/18	05/11/18	$0.039	$0.187
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/14/18	05/11/18	$0.033	$0.347
Class K	05/14/18	05/11/18	$0.035	$0.347
Class K6	05/14/18	05/11/18	$0.045	$0.347
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/14/18	05/11/18	$0.021	$0.324
Class K	05/14/18	05/11/18	$0.022	$0.324
Class K6	05/14/18	05/11/18	$0.031	$0.324
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/14/18	05/11/18	$0.019	$0.389
Class K	05/14/18	05/11/18	$0.020	$0.389
Class K6	05/14/18	05/11/18	$0.032	$0.389
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/14/18	05/11/18	$0.010	$0.319
Class K	05/14/18	05/11/18	$0.011	$0.319
Class K6	05/14/18	05/11/18	$0.021	$0.319
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/14/18	05/11/18	$0.000	$0.476
Class K	05/14/18	05/11/18	$0.000	$0.478
Class K6	05/14/18	05/11/18	$0.000	$0.490
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/14/18	05/11/18	$0.000	$0.407
Class K	05/14/18	05/11/18	$0.000	$0.408
Class K6	05/14/18	05/11/18	$0.000	$0.418
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/14/18	05/11/18	$0.000	$0.293
Class K	05/14/18	05/11/18	$0.000	$0.294
Class K6	05/14/18	05/11/18	$0.000	$0.302
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/14/18	05/11/18	$0.000	$0.322
Class K	05/14/18	05/11/18	$0.000	$0.323
Class K6	05/14/18	05/11/18	$0.000	$0.331
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/14/18	05/11/18	$0.000	$0.319
Class K	05/14/18	05/11/18	$0.000	$0.319
Class K6	05/14/18	05/11/18	$0.000	$0.319
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/14/18	05/11/18	$0.000	$0.328
Class K	05/14/18	05/11/18	$0.000	$0.328
Class K6	05/14/18	05/11/18	$0.000	$0.328
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/14/18	05/11/18	$0.000	$0.253
Class K	05/14/18	05/11/18	$0.000	$0.253
Class K6	05/14/18	05/11/18	$0.000	$0.253

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$80,841,894
Fidelity Freedom 2005 Fund	$26,950,559
Fidelity Freedom 2010 Fund	$254,638,265
Fidelity Freedom 2015 Fund	$412,626,447
Fidelity Freedom 2020 Fund	$1,117,742,155
Fidelity Freedom 2025 Fund	$919,724,968
Fidelity Freedom 2030 Fund	$1,284,478,957
Fidelity Freedom 2035 Fund	$847,316,356
Fidelity Freedom 2040 Fund	$914,880,847
Fidelity Freedom 2045 Fund	$507,518,518
Fidelity Freedom 2050 Fund	$424,102,389
Fidelity Freedom 2055 Fund	$150,146,611
Fidelity Freedom 2060 Fund	$23,364,923

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 8, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$13,411,254
Fidelity Freedom K 2005 Fund	$4,421,890
Fidelity Freedom K 2010 Fund	$51,932,882
Fidelity Freedom K 2015 Fund	$117,022,176
Fidelity Freedom K 2020 Fund	$267,116,468
Fidelity Freedom K 2025 Fund	$178,509,711
Fidelity Freedom K 2030 Fund	$246,456,971
Fidelity Freedom K 2035 Fund	$162,872,910
Fidelity Freedom K 2040 Fund	$176,219,227
Fidelity Freedom K 2045 Fund	$75,446,433
Fidelity Freedom K 2050 Fund	$65,819,162
Fidelity Freedom K 2055 Fund	$9,992,315
Fidelity Freedom K 2060 Fund	$936,529

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	19.46%
Class K	19.46%
Class K6	19.46%
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	14.50%
Class K	14.50%
Class K6	14.50%
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	11.04%
Class K	11.04%
Class K6	11.04%
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	8.05%
Class K	8.05%
Class K6	8.05%
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	6.13%
Class K	6.13%
Class K6	6.13%
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	4.83%
Class K	4.83%
Class K6	4.83%
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	2.70%
Class K	2.70%
Class K6	2.70%
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	1.34%
Class K	1.34%
Class K6	1.34%
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	1.14%
Class K	1.14%
Class K6	1.14%
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	1.19%
Class K	1.19%
Class K6	1.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	9%	NA	NA
June 2017	11%	NA	NA
July 2017	11%	NA	11%
August 2017	11%	9%	8%
September 2017	11%	8%	10%
October 2017	13%	10%	11%
November 2017	12%	10%	9%
December 2017	11%	11%	11%
February 2018	1%	1%	1%
March 2018	1%	1%	1%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
December 2017	18%	16%	16%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
December 2017	23%	20%	20%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	28%	25%	24%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	3%	NA	NA
December 2017	31%	28%	27%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	34%	30%	30%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	10%	NA	NA
December 2017	40%	35%	35%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	18%	NA	NA
December 2017	45%	40%	39%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	20%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	45%	40%	40%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	45%	40%	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	21%	NA	NA
June 2017	26%	NA	NA
July 2017	26%	NA	26%
August 2017	26%	21%	20%
September 2017	26%	19%	24%
October 2017	29%	23%	27%
November 2017	27%	24%	22%
December 2017	26%	26%	25%
February 2018	2%	2%	2%
March 2018	2%	2%	2%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	37%	34%	33%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	45%	41%	40%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	2%	NA	NA
December 2017	54%	49%	48%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	62%	55%	54%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	6%	NA	NA
December 2017	67%	59%	59%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	12%	NA	NA
December 2017	77%	68%	67%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	23%	NA	NA
December 2017	86%	76%	75%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	13%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	89%	78%	76%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	24%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	26%	NA	NA
December 2017	28%	78%	77%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	87%	78%	77%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-K6-ANN-0518
1.9885887.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	4.86%	3.74%	4.03%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,845	Fidelity Freedom® Income Fund
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	6.43%	4.95%	4.49%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,510	Fidelity Freedom® 2005 Fund
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	7.74%	5.89%	5.26%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,695	Fidelity Freedom® 2010 Fund
$14,284	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	9.15%	6.57%	5.53%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,135	Fidelity Freedom® 2015 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	10.01%	7.09%	5.62%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,269	Fidelity Freedom® 2020 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	10.81%	7.87%	6.07%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,034	Fidelity Freedom® 2025 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	12.78%	8.80%	6.21%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,267	Fidelity Freedom® 2030 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	14.32%	9.64%	6.60%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,948	Fidelity Freedom® 2035 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	14.52%	9.73%	6.56%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,882	Fidelity Freedom® 2040 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	14.48%	9.79%	6.59%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,933	Fidelity Freedom® 2045 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	14.59%	9.83%	6.43%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,644	Fidelity Freedom® 2050 Fund
$24,771	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2055 Fund	14.49%	9.92%	8.77%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,768	Fidelity Freedom® 2055 Fund
$23,219	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Fidelity Freedom® 2060 Fund	14.50%	8.76%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,593	Fidelity Freedom® 2060 Fund
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Freedom Fund posted a gain ranging from about 5% for Freedom Income Fund to about 13% to 15% for Freedom 2030 on up. Each Fund bested its respective Composite benchmark by between about 0.5 and 1.5 percentage points. Results among actively-managed underlying investments added notable value versus Composites; top-down asset allocation decisions also contributed. Underweighting the investment-grade debt asset class helped most. Security selection there also added value. Out-of-Composite allocations to fixed-income portfolio diversifiers outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Among equities, a modest overweighting in developed markets and a larger overweighting in emerging-markets more than offset the negative effect of underweighting U.S. equities. Performance among underlying equity investments also added value overall, although allocation and selection among several value-oriented investments detracted. Inflation-oriented investments – encompassing commodity-related and inflation-protected securities – detracted for the full 12 months, although the balance shifted toward the positive near the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Shareholders of Fidelity Freedom® Funds recently approved a new pricing structure proposal put forward by the Board of Trustees that reduces the overall expenses that Freedom Fund shareholders pay (relative to fund expenses as of March 31, 2016) and provides for less fluctuation in fund expenses. Under the new structure, effective June 1, 2017, each Freedom Fund charges shareholders for all of its operating expenses directly, and most expenses that were previously charged by the underlying funds in which Freedom Funds invest have been eliminated.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series Government Money Market Fund 1.67%	23.1
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.1
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series Commodity Strategy Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Intrinsic Opportunities Fund	2.1
85.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.1%
International Equity Funds	9.1%
Bond Funds	47.0%
Short-Term Funds	28.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.52% 4/26/18 to 5/10/18
(Cost $159,840)	160,000	159,823
	Shares	Value

Domestic Equity Funds - 15.1%
Fidelity Series 100 Index Fund (a)	932,400	$15,916,073
Fidelity Series 1000 Value Index Fund (a)	1,605,160	19,791,623
Fidelity Series All-Sector Equity Fund (a)	2,504,211	30,551,376
Fidelity Series Blue Chip Growth Fund (a)	2,210,102	31,582,362
Fidelity Series Commodity Strategy Fund (a)	14,555,236	79,034,933
Fidelity Series Growth & Income Fund (a)	4,533,220	69,040,943
Fidelity Series Growth Company Fund (a)	3,826,536	67,193,973
Fidelity Series Intrinsic Opportunities Fund (a)	4,330,942	78,260,126
Fidelity Series Opportunistic Insights Fund (a)	1,972,469	34,616,831
Fidelity Series Real Estate Equity Fund (a)	517,743	6,171,500
Fidelity Series Small Cap Discovery Fund (a)	765,169	9,419,231
Fidelity Series Small Cap Opportunities Fund (a)	2,016,716	28,758,372
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,361,445	53,907,465
Fidelity Series Value Discovery Fund (a)	2,963,189	38,314,030
TOTAL DOMESTIC EQUITY FUNDS
(Cost $421,308,714)		562,558,838

International Equity Funds - 9.1%
Fidelity Series Canada Fund (a)	916,934	9,334,390
Fidelity Series Emerging Markets Fund (a)	5,230,522	114,600,734
Fidelity Series International Growth Fund (a)	6,006,767	97,009,280
Fidelity Series International Small Cap Fund (a)	1,295,971	24,130,987
Fidelity Series International Value Fund (a)	9,018,331	95,143,387
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,742,177)		340,218,778

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,828,250	28,508,764
Fidelity Series Floating Rate High Income Fund (a)	961,916	9,147,819
Fidelity Series High Income Fund (a)	5,880,995	56,045,887
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,479,356	140,449,749
Fidelity Series International Credit Fund (a)	188,539	1,872,196
Fidelity Series Investment Grade Bond Fund (a)	128,341,694	1,414,325,467
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,171,532	78,600,027
Fidelity Series Real Estate Income Fund (a)	1,618,978	17,355,440
TOTAL BOND FUNDS
(Cost $1,744,094,292)		1,746,305,349

Short-Term Funds - 28.8%
Fidelity Cash Central Fund, 1.72% (b)	290,184	290,242
Fidelity Series Government Money Market Fund 1.67% (a)(c)	859,951,401	859,951,401
Fidelity Series Short-Term Credit Fund (a)	21,443,201	211,429,964
TOTAL SHORT-TERM FUNDS
(Cost $1,074,154,244)		1,071,671,607
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,479,459,267)		3,720,914,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,344,340)
NET ASSETS - 100%		$3,719,570,055

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$786
Total	$786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$847,378	$5,600,473	$366,979	$1,603,841	$(2,298)	$15,916,073
Fidelity Series 1000 Value Index Fund	14,043,610	1,553,680	5,449,735	889,266	298,944	285,430	19,791,623
Fidelity Series All-Sector Equity Fund	21,673,165	5,546,682	10,063,315	4,618,629	1,340,336	(2,126,934)	30,551,376
Fidelity Series Blue Chip Growth Fund	22,111,317	4,748,694	12,630,589	3,802,726	2,389,237	364,358	31,582,362
Fidelity Series Canada Fund	--	10,837,275	1,450,079	112,907	35,932	(307,540)	9,334,390
Fidelity Series Commodity Strategy Fund	35,467,629	13,952,748	5,567,073	418,263	(2,263,020)	4,813,599	79,034,933
Fidelity Series Emerging Markets Debt Fund	16,127,912	2,388,073	1,611,854	1,704,046	(5,985)	(769,341)	28,508,764
Fidelity Series Emerging Markets Fund	100,230,776	7,969,644	94,758,312	3,680,893	18,598,183	5,443,588	114,600,734
Fidelity Series Floating Rate High Income	5,291,055	626,379	668,634	375,675	(5,302)	7,971	9,147,819
Fidelity Series Government Money Market	449,183,508	129,867,109	57,385,843	7,705,271	--	--	859,951,401
Fidelity Series Growth & Income Fund	37,258,926	16,531,520(a)	20,824,364	3,203,948	844,338	2,575,967	69,040,943
Fidelity Series Growth Company Fund	43,774,948	8,100,226	22,798,200	6,403,794	7,106,401	1,999,476	67,193,973
Fidelity Series High Income Fund	32,354,262	4,260,349	3,895,116	2,903,512	(25,378)	(618,897)	56,045,887
Fidelity Series Inflation-Protected Bond	80,976,154	11,946,405	10,128,587	2,972,690	(217,612)	(3,037,763)	140,449,749
Fidelity Series International Credit Fund	--	1,081,387	409	23,078	--	(8,989)	1,872,196
Fidelity Series International Growth Fund	56,577,829	7,613,837	24,196,218	3,185,842	3,133,175	6,981,054	97,009,280
Fidelity Series International Small Cap Fund	12,490,172	2,968,128	5,458,592	1,508,289	550,918	2,771,140	24,130,987
Fidelity Series International Value Fund	56,718,964	8,954,374	23,140,205	3,184,445	2,231,493	3,583,160	95,143,387
Fidelity Series Intrinsic Opportunities Fund	34,027,643	16,931,280(a)	15,188,215	3,892,824	644,767	5,849,463	78,260,126
Fidelity Series Investment Grade Bond Fund	801,856,863	136,607,625	98,267,408	35,182,631	(563,232)	(30,381,432)	1,414,325,467
Fidelity Series Long-Term Treasury Bond	751,776	69,100,744	3,995,140	1,255,318	(118,590)	(2,624,505)	78,600,027
Fidelity Series Opportunistic Insights Fund	24,263,870	5,954,119	13,935,729	4,910,101	4,209,588	(1,933,325)	34,616,831
Fidelity Series Real Estate Equity Fund	4,491,516	545,065	1,191,179	293,187	129,122	(702,883)	6,171,500
Fidelity Series Real Estate Income Fund	10,269,443	1,496,756	1,399,702	879,993	7,781	(668,446)	17,355,440
Fidelity Series Short-Term Credit Fund	149,257,239	10,295,488	54,924,517	3,584,408	(152,539)	(2,727,503)	211,429,964
Fidelity Series Small Cap Discovery Fund	6,625,176	379,810	2,462,259	104,020	356,854	422,057	9,419,231
Fidelity Series Small Cap Opportunities Fund	19,807,202	4,118,318	8,028,452	3,285,711	785,993	(653,051)	28,758,372
Fidelity Series Stock Selector Large Cap	37,719,914	6,359,551	12,938,124	4,586,126	1,619,357	(3,321,236)	53,907,465
Fidelity Series Value Discovery Fund	52,910,613	4,502,037	35,959,942(a)	2,654,889	6,751,171	(6,916,606)	38,314,030
	$2,137,753,157	$496,084,681	$553,918,265	$107,689,461	$49,285,773	$(21,703,486)	$3,720,464,330

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$159,823	$--	$159,823	$--
Domestic Equity Funds	562,558,838	562,558,838	--	--
International Equity Funds	340,218,778	340,218,778	--	--
Bond Funds	1,746,305,349	1,746,305,349	--	--
Short-Term Funds	1,071,671,607	1,071,671,607	--	--
Total Investments in Securities:	$3,720,914,395	$3,720,754,572	$159,823	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,840)	$159,823
Fidelity Central Funds (cost $290,242)	290,242
Affiliated issuers (cost $3,479,009,185)	3,720,464,330
Total Investment in Securities (cost $3,479,459,267)		$3,720,914,395
Cash		15,040
Receivable for investments sold		3,417,039
Receivable for fund shares sold		5,872,890
Distributions receivable from Fidelity Central Funds		395
Total assets		3,730,219,759
Liabilities
Payable for investments purchased	$2,545,950
Payable for fund shares redeemed	6,727,848
Accrued management fee	1,375,906
Total liabilities		10,649,704
Net Assets		$3,719,570,055
Net Assets consist of:
Paid in capital		$3,443,820,400
Undistributed net investment income		5,475,633
Accumulated undistributed net realized gain (loss) on investments		28,818,894
Net unrealized appreciation (depreciation) on investments		241,455,128
Net Assets		$3,719,570,055
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,111,740,995 ÷ 180,622,191 shares)		$11.69
Class K:
Net Asset Value, offering price and redemption price per share ($1,568,575,981 ÷ 134,349,303 shares)		$11.68
Class K6:
Net Asset Value, offering price and redemption price per share ($39,253,079 ÷ 3,360,520 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$66,680,928
Interest		396
Income from Fidelity Central Funds		786
Total income		66,682,110
Expenses
Management fee	$12,104,050
Independent trustees' fees and expenses	10,785
Total expenses before reductions	12,114,835
Expense reductions	(1,425)	12,113,410
Net investment income (loss)		54,568,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	49,285,773
Futures contracts	157,120
Realized gain distributions from underlying funds:
Affiliated issuers	41,008,533
Total net realized gain (loss)		90,451,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17)
Other affiliated issuers	(21,703,486)
Total change in net unrealized appreciation (depreciation)		(21,703,503)
Net gain (loss)		68,747,923
Net increase (decrease) in net assets resulting from operations		$123,316,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,568,700	$36,768,529
Net realized gain (loss)	90,451,426	31,357,348
Change in net unrealized appreciation (depreciation)	(21,703,503)	59,659,034
Net increase (decrease) in net assets resulting from operations	123,316,623	127,784,911
Distributions to shareholders from net investment income	(51,949,454)	(37,016,596)
Distributions to shareholders from net realized gain	(67,440,706)	(32,674,118)
Total distributions	(119,390,160)	(69,690,714)
Share transactions - net increase (decrease)	1,577,891,442	(105,335,895)
Total increase (decrease) in net assets	1,581,817,905	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,719,570,055	$2,137,752,150
Other Information
Undistributed net investment income end of period	$5,475,633	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	.38	.49	(.27)	.28	.30
Total from investment operations	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.19)	(.20)B	(.21)	(.20)	(.16)
Distributions from net realized gain	(.25)	(.17)B	(.22)	(.40)	(.35)
Total distributions	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnC	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.39%	-%	-%	-%	-%
Expenses net of all reductions	.39%	-%	-%	-%	-%
Net investment income (loss)	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateE	17%G	31%	20%	26%G	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.05
Total from investment operations	.24
Distributions from net investment income	(.16)
Distributions from net realized gain	(.17)
Total distributions	(.32)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.42%H
Expenses net of all reductions	.42%H
Net investment income (loss)	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,568,576
Portfolio turnover rateG	17%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.15
Total from investment operations	.33
Distributions from net investment income	(.17)
Distributions from net realized gain	(.17)
Total distributions	(.33)C
Net asset value, end of period	$11.68
Total ReturnD,E	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.37%H
Expenses net of all reductions	.37%H
Net investment income (loss)	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$39,253
Portfolio turnover rateG	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.9
Fidelity Series Government Money Market Fund 1.67%	18.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Fund	4.0
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4
Fidelity Series Intrinsic Opportunities Fund	3.2
Fidelity Series Growth & Income Fund	2.8
Fidelity Series Growth Company Fund	2.6
80.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	12.1%
Bond Funds	43.4%
Short-Term Funds	23.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $49,945)	50,000	49,940
	Shares	Value

Domestic Equity Funds - 21.5%
Fidelity Series 100 Index Fund (a)	381,683	$6,515,325
Fidelity Series 1000 Value Index Fund (a)	658,416	8,118,267
Fidelity Series All-Sector Equity Fund (a)	1,027,062	12,530,153
Fidelity Series Blue Chip Growth Fund (a)	906,463	12,953,358
Fidelity Series Commodity Strategy Fund (a)	3,989,908	21,665,200
Fidelity Series Growth & Income Fund (a)	1,859,394	28,318,570
Fidelity Series Growth Company Fund (a)	1,541,439	27,067,672
Fidelity Series Intrinsic Opportunities Fund (a)	1,788,193	32,312,650
Fidelity Series Opportunistic Insights Fund (a)	808,967	14,197,365
Fidelity Series Real Estate Equity Fund (a)	211,632	2,522,653
Fidelity Series Small Cap Discovery Fund (a)	313,803	3,862,917
Fidelity Series Small Cap Opportunities Fund (a)	827,148	11,795,128
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,789,046	22,112,603
Fidelity Series Value Discovery Fund (a)	1,215,323	15,714,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $170,905,009)		219,685,990

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	338,270	3,443,587
Fidelity Series Emerging Markets Fund (a)	1,869,010	40,950,004
Fidelity Series International Growth Fund (a)	2,207,633	35,653,275
Fidelity Series International Small Cap Fund (a)	474,657	8,838,106
Fidelity Series International Value Fund (a)	3,325,630	35,085,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $90,895,323)		123,970,373

Bond Funds - 43.4%
Fidelity Series Emerging Markets Debt Fund (a)	753,953	7,599,846
Fidelity Series Floating Rate High Income Fund (a)	260,363	2,476,054
Fidelity Series High Income Fund (a)	1,602,676	15,273,504
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,539,178	34,330,025
Fidelity Series International Credit Fund (a)	51,549	511,877
Fidelity Series Investment Grade Bond Fund (a)	32,413,392	357,195,577
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,555,005	21,896,394
Fidelity Series Real Estate Income Fund (a)	443,746	4,756,952
TOTAL BOND FUNDS
(Cost $457,808,844)		444,040,229

Short-Term Funds - 23.0%
Fidelity Cash Central Fund, 1.72% (b)	50,957	50,967
Fidelity Series Government Money Market Fund 1.67% (a)(c)	188,891,827	188,891,827
Fidelity Series Short-Term Credit Fund (a)	4,700,799	46,349,875
TOTAL SHORT-TERM FUNDS
(Cost $235,863,721)		235,292,669
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $955,522,842)		1,023,039,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379,370)
NET ASSETS - 100%		$1,022,659,831

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153
Total	$153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$621,938	$2,415,395	$149,795	$671,610	$(7,807)	$6,515,325
Fidelity Series 1000 Value Index Fund	5,728,190	961,402	2,365,629	363,095	122,183	123,977	8,118,267
Fidelity Series All-Sector Equity Fund	8,840,190	2,808,388	4,349,832	1,887,739	218,806	(524,709)	12,530,153
Fidelity Series Blue Chip Growth Fund	9,019,055	2,507,485	5,413,709	1,564,793	895,577	244,928	12,953,358
Fidelity Series Canada Fund	--	3,717,783	622,409	41,329	13,346	(102,872)	3,443,587
Fidelity Series Commodity Strategy Fund	9,618,952	4,789,948	1,832,612	113,578	(55,142)	755,609	21,665,200
Fidelity Series Emerging Markets Debt Fund	4,351,269	888,168	553,073	455,196	(1,714)	(201,092)	7,599,846
Fidelity Series Emerging Markets Fund	33,214,881	4,565,147	28,710,526	1,259,171	4,517,541	3,649,921	40,950,004
Fidelity Series Floating Rate High Income	1,443,737	272,281	229,489	101,814	(690)	1,236	2,476,054
Fidelity Series Government Money Market	93,037,687	44,536,962	15,737,694	1,651,835	--	--	188,891,827
Fidelity Series Growth & Income Fund	15,197,493	8,020,459(a)	9,096,019	1,330,696	325,841	1,076,045	28,318,570
Fidelity Series Growth Company Fund	17,856,033	4,229,496	10,146,455	2,613,976	2,790,607	1,010,263	27,067,672
Fidelity Series High Income Fund	8,842,210	1,744,679	1,268,933	791,455	(583)	(174,954)	15,273,504
Fidelity Series Inflation-Protected Bond	19,379,371	5,001,737	3,087,023	712,807	(107,121)	(663,873)	34,330,025
Fidelity Series International Credit Fund	--	308,400	431	6,309	--	(2,333)	511,877
Fidelity Series International Growth Fund	21,908,894	3,721,539	10,021,025	1,165,773	1,373,664	2,485,835	35,653,275
Fidelity Series International Small Cap Fund	4,894,618	1,253,411	2,348,466	551,928	268,793	1,000,349	8,838,106
Fidelity Series International Value Fund	21,965,189	4,241,984	9,479,468	1,165,109	479,058	1,753,411	35,085,401
Fidelity Series Intrinsic Opportunities Fund	13,804,364	8,248,158(a)	6,099,248	1,564,903	259,708	2,410,575	32,312,650
Fidelity Series Investment Grade Bond Fund	196,594,195	59,323,295	30,755,947	8,729,981	(239,197)	(7,400,646)	357,195,577
Fidelity Series Long-Term Treasury Bond	181,407	19,986,679	1,487,132	346,747	(34,515)	(711,569)	21,896,394
Fidelity Series Opportunistic Insights Fund	9,897,007	3,043,256	5,970,261	2,005,342	1,616,745	(658,368)	14,197,365
Fidelity Series Real Estate Equity Fund	1,819,013	332,035	528,409	121,667	9,508	(242,167)	2,522,653
Fidelity Series Real Estate Income Fund	2,851,782	602,608	460,609	243,037	(1,027)	(178,913)	4,756,952
Fidelity Series Short-Term Credit Fund	30,870,409	4,787,267	9,811,649	760,413	(25,902)	(594,271)	46,349,875
Fidelity Series Small Cap Discovery Fund	2,702,182	319,205	1,079,223	42,756	136,086	183,994	3,862,917
Fidelity Series Small Cap Opportunities Fund	8,077,116	2,185,459	3,495,850	1,351,930	196,427	(137,597)	11,795,128
Fidelity Series Stock Selector Large Cap	15,385,439	3,493,987	5,694,539	1,873,493	208,051	(882,281)	22,112,603
Fidelity Series Value Discovery Fund	21,581,521	2,325,521	14,795,863(a)	1,088,046	1,133,767	(1,193,695)	15,714,129
	$583,749,554	$198,838,677	$187,856,918	$34,054,713	$14,771,427	$1,018,996	$1,022,938,294

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$49,940	$--	$49,940	$--
Domestic Equity Funds	219,685,990	219,685,990	--	--
International Equity Funds	123,970,373	123,970,373	--	--
Bond Funds	444,040,229	444,040,229	--	--
Short-Term Funds	235,292,669	235,292,669	--	--
Total Investments in Securities:	$1,023,039,201	$1,022,989,261	$49,940	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,945)	$49,940
Fidelity Central Funds (cost $50,967)	50,967
Affiliated issuers (cost $955,421,930)	1,022,938,294
Total Investment in Securities (cost $955,522,842)		$1,023,039,201
Cash		19,759
Receivable for investments sold		1,883,678
Receivable for fund shares sold		670,688
Distributions receivable from Fidelity Central Funds		68
Total assets		1,025,613,394
Liabilities
Payable for investments purchased	$676,421
Payable for fund shares redeemed	1,877,810
Accrued management fee	399,332
Total liabilities		2,953,563
Net Assets		$1,022,659,831
Net Assets consist of:
Paid in capital		$940,589,610
Undistributed net investment income		2,657,371
Accumulated undistributed net realized gain (loss) on investments		11,896,491
Net unrealized appreciation (depreciation) on investments		67,516,359
Net Assets		$1,022,659,831
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($590,055,508 ÷ 47,192,195 shares)		$12.50
Class K:
Net Asset Value, offering price and redemption price per share ($422,621,620 ÷ 33,848,388 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($9,982,703 ÷ 799,154 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$18,241,247
Interest		121
Income from Fidelity Central Funds		153
Total income		18,241,521
Expenses
Management fee	$3,500,279
Independent trustees' fees and expenses	2,955
Total expenses before reductions	3,503,234
Expense reductions	(383)	3,502,851
Net investment income (loss)		14,738,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	14,771,427
Futures contracts	40,735
Realized gain distributions from underlying funds:
Affiliated issuers	15,813,466
Total net realized gain (loss)		30,625,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5)
Other affiliated issuers	1,018,996
Total change in net unrealized appreciation (depreciation)		1,018,991
Net gain (loss)		31,644,619
Net increase (decrease) in net assets resulting from operations		$46,383,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,738,670	$9,931,239
Net realized gain (loss)	30,625,628	8,364,571
Change in net unrealized appreciation (depreciation)	1,018,991	26,065,382
Net increase (decrease) in net assets resulting from operations	46,383,289	44,361,192
Distributions to shareholders from net investment income	(13,671,334)	(10,200,069)
Distributions to shareholders from net realized gain	(20,759,680)	(7,369,706)
Total distributions	(34,431,014)	(17,569,775)
Share transactions - net increase (decrease)	426,953,870	(23,764,200)
Total increase (decrease) in net assets	438,906,145	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,022,659,831	$583,753,686
Other Information
Undistributed net investment income end of period	$2,657,371	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.59	.71	(.34)	.40	.58
Total from investment operations	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%	-%	-%	-%	-%
Expenses net of all reductions	.41%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateH	23%J	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.15
Total from investment operations	.36
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.49
Total ReturnC,D	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$422,622
Portfolio turnover rateF	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	.29
Total from investment operations	.49
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.36)C
Net asset value, end of period	$12.49
Total ReturnD,E	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H
Expenses net of fee waivers, if any	.38%H
Expenses net of all reductions	.38%H
Net investment income (loss)	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,983
Portfolio turnover rateG	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Government Money Market Fund 1.67%	14.5
Fidelity Series Emerging Markets Fund	4.9
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Growth Company Fund	3.5
Fidelity Series Stock Selector Large Cap Value Fund	2.8
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	15.0%
Bond Funds	39.5%
Short-Term Funds	18.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $289,694)	290,000	289,665
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Series 100 Index Fund (a)	3,185,501	$54,376,498
Fidelity Series 1000 Value Index Fund (a)	5,481,597	67,588,086
Fidelity Series All-Sector Equity Fund (a)	8,552,352	104,338,689
Fidelity Series Blue Chip Growth Fund (a)	7,549,697	107,885,174
Fidelity Series Commodity Strategy Fund (a)	25,266,591	137,197,589
Fidelity Series Growth & Income Fund (a)	15,600,577	237,596,786
Fidelity Series Growth Company Fund (a)	12,750,918	223,906,115
Fidelity Series Intrinsic Opportunities Fund (a)	14,963,265	270,386,197
Fidelity Series Opportunistic Insights Fund (a)	6,738,166	118,254,820
Fidelity Series Real Estate Equity Fund (a)	1,744,348	20,792,626
Fidelity Series Small Cap Discovery Fund (a)	2,613,303	32,169,764
Fidelity Series Small Cap Opportunities Fund (a)	6,889,918	98,250,232
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,892,863	184,075,787
Fidelity Series Value Discovery Fund (a)	10,118,435	130,831,369
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,319,652,941)		1,787,649,732

International Equity Funds - 15.0%
Fidelity Series Canada Fund (a)	2,661,429	27,093,349
Fidelity Series Emerging Markets Fund (a)	14,511,034	317,936,755
Fidelity Series International Growth Fund (a)	17,395,356	280,934,996
Fidelity Series International Small Cap Fund (a)	3,738,243	69,606,079
Fidelity Series International Value Fund (a)	26,183,025	276,230,918
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $697,806,891)		971,802,097

Bond Funds - 39.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,791,362	48,296,926
Fidelity Series Floating Rate High Income Fund (a)	1,624,258	15,446,698
Fidelity Series High Income Fund (a)	10,121,182	96,454,868
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,370,606	178,194,874
Fidelity Series International Credit Fund (a)	345,573	3,431,541
Fidelity Series Investment Grade Bond Fund (a)	186,441,606	2,054,586,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,423,688	140,751,002
Fidelity Series Real Estate Income Fund (a)	2,780,328	29,805,115
TOTAL BOND FUNDS
(Cost $2,641,110,447)		2,566,967,526

Short-Term Funds - 18.0%
Fidelity Cash Central Fund, 1.72% (b)	510,159	510,261
Fidelity Series Government Money Market Fund 1.67% (a)(c)	939,655,611	939,655,611
Fidelity Series Short-Term Credit Fund (a)	23,345,975	230,191,316
TOTAL SHORT-TERM FUNDS
(Cost $1,173,245,889)		1,170,357,188
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,832,105,862)		6,497,066,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,716,190)
NET ASSETS - 100%		$6,494,350,018

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,423
Total	$1,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$2,333,112	$19,581,976	$1,275,807	$6,446,644	$(659,445)	$54,376,498
Fidelity Series 1000 Value Index Fund	51,526,879	4,373,998	18,799,150	3,089,471	1,297,276	858,737	67,588,086
Fidelity Series All-Sector Equity Fund	79,520,284	18,024,716	35,227,758	16,011,002	2,766,233	(5,065,985)	104,338,689
Fidelity Series Blue Chip Growth Fund	81,130,669	15,431,967	44,426,552	13,388,441	8,812,658	1,308,617	107,885,174
Fidelity Series Canada Fund	--	27,705,795	4,922,747	332,692	110,754	(743,549)	27,093,349
Fidelity Series Commodity Strategy Fund	66,580,114	28,551,247	14,270,497	740,792	(11,384,868)	16,016,439	137,197,589
Fidelity Series Emerging Markets Debt Fund	30,964,719	3,808,990	4,298,421	3,024,377	(4,128)	(1,246,478)	48,296,926
Fidelity Series Emerging Markets Fund	271,438,238	17,268,950	206,816,258	9,991,354	36,815,202	28,873,944	317,936,755
Fidelity Series Floating Rate High Income	10,226,318	943,449	1,784,304	669,915	(59,087)	61,390	15,446,698
Fidelity Series Government Money Market	504,760,496	209,280,205	94,326,031	8,465,017	--	--	939,655,611
Fidelity Series Growth & Income Fund	136,706,954	59,585,080(a)	72,770,652	11,643,529	3,324,748	8,630,437	237,596,786
Fidelity Series Growth Company Fund	160,622,872	26,052,163	86,961,249	22,263,416	25,637,079	7,884,174	223,906,115
Fidelity Series High Income Fund	62,714,112	6,892,974	9,873,456	5,233,960	(155,620)	(895,818)	96,454,868
Fidelity Series Inflation-Protected Bond	110,955,952	22,213,998	19,177,818	3,771,538	(1,704,177)	(2,304,725)	178,194,874
Fidelity Series International Credit Fund	--	2,154,311	787	42,300	--	(14,755)	3,431,541
Fidelity Series International Growth Fund	192,889,582	14,770,899	81,500,112	9,381,954	19,466,569	13,364,048	280,934,996
Fidelity Series International Small Cap Fund	43,404,977	5,694,875	18,734,806	4,441,866	3,983,220	6,696,492	69,606,079
Fidelity Series International Value Fund	193,388,884	17,495,887	75,378,897	9,377,932	5,205,106	14,006,938	276,230,918
Fidelity Series Intrinsic Opportunities Fund	123,853,701	58,948,643(a)	43,149,368	13,244,767	2,248,209	21,025,809	270,386,197
Fidelity Series Investment Grade Bond Fund	1,251,611,176	283,557,279	213,218,799	52,208,849	(965,416)	(42,224,329)	2,054,586,502
Fidelity Series Long-Term Treasury Bond	1,150,158	131,120,746	11,129,402	2,278,111	(310,904)	(4,552,199)	140,751,002
Fidelity Series Opportunistic Insights Fund	89,027,558	19,316,458	48,931,958	17,046,491	14,690,913	(6,035,109)	118,254,820
Fidelity Series Real Estate Equity Fund	16,232,403	1,780,737	4,315,408	1,056,774	451,795	(2,421,025)	20,792,626
Fidelity Series Real Estate Income Fund	20,314,432	2,355,015	3,833,020	1,613,771	74,053	(1,215,127)	29,805,115
Fidelity Series Short-Term Credit Fund	167,320,535	12,868,915	45,926,995	3,890,757	(179,868)	(2,896,457)	230,191,316
Fidelity Series Small Cap Discovery Fund	24,305,650	957,762	8,620,137	368,623	1,364,772	1,356,498	32,169,764
Fidelity Series Small Cap Opportunities Fund	72,102,603	13,353,123	27,468,826	11,555,066	2,227,785	(1,730,329)	98,250,232
Fidelity Series Stock Selector Large Cap	138,322,291	19,455,454	44,675,943	15,915,565	6,321,029	(11,875,929)	184,075,787
Fidelity Series Value Discovery Fund	194,132,279	13,072,845	129,101,358(a)	9,347,686	22,712,331	(23,177,975)	130,831,369
	$4,137,368,482	$1,039,369,593	$1,389,222,685	$251,671,823	$149,192,308	$13,024,289	$6,496,266,282

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$289,665	$--	$289,665	$--
Domestic Equity Funds	1,787,649,732	1,787,649,732	--	--
International Equity Funds	971,802,097	971,802,097	--	--
Bond Funds	2,566,967,526	2,566,967,526	--	--
Short-Term Funds	1,170,357,188	1,170,357,188	--	--
Total Investments in Securities:	$6,497,066,208	$6,496,776,543	$289,665	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $289,694)	$289,665
Fidelity Central Funds (cost $510,261)	510,261
Affiliated issuers (cost $5,831,305,907)	6,496,266,282
Total Investment in Securities (cost $5,832,105,862)		$6,497,066,208
Cash		26,739
Receivable for investments sold		6,874,761
Receivable for fund shares sold		8,048,143
Distributions receivable from Fidelity Central Funds		708
Other receivables		90,015
Total assets		6,512,106,574
Liabilities
Payable for investments purchased	$5,290,863
Payable for fund shares redeemed	9,599,206
Accrued management fee	2,776,469
Other payables and accrued expenses	90,018
Total liabilities		17,756,556
Net Assets		$6,494,350,018
Net Assets consist of:
Paid in capital		$5,691,758,250
Undistributed net investment income		13,674,100
Accumulated undistributed net realized gain (loss) on investments		123,957,322
Net unrealized appreciation (depreciation) on investments		664,960,346
Net Assets		$6,494,350,018
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,038,370,495 ÷ 252,665,052 shares)		$15.98
Class K:
Net Asset Value, offering price and redemption price per share ($2,396,182,288 ÷ 150,068,108 shares)		$15.97
Class K6:
Net Asset Value, offering price and redemption price per share ($59,797,235 ÷ 3,745,309 shares)		$15.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$120,817,993
Interest		710
Income from Fidelity Central Funds		1,423
Total income		120,820,126
Expenses
Management fee	$25,206,200
Independent trustees' fees and expenses	19,884
Total expenses before reductions	25,226,084
Expense reductions	(3,153)	25,222,931
Net investment income (loss)		95,597,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	149,192,308
Futures contracts	279,324
Realized gain distributions from underlying funds:
Affiliated issuers	130,853,830
Total net realized gain (loss)		280,325,462
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(29)
Other affiliated issuers	13,024,289
Total change in net unrealized appreciation (depreciation)		13,024,260
Net gain (loss)		293,349,722
Net increase (decrease) in net assets resulting from operations		$388,946,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,597,195	$71,245,001
Net realized gain (loss)	280,325,462	79,597,248
Change in net unrealized appreciation (depreciation)	13,024,260	221,525,569
Net increase (decrease) in net assets resulting from operations	388,946,917	372,367,818
Distributions to shareholders from net investment income	(93,275,651)	(71,220,043)
Distributions to shareholders from net realized gain	(192,908,815)	(73,776,491)
Total distributions	(286,184,466)	(144,996,534)
Share transactions - net increase (decrease)	2,254,227,956	(361,162,304)
Total increase (decrease) in net assets	2,356,990,407	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,494,350,018	$4,137,359,611
Other Information
Undistributed net investment income end of period	$13,674,100	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.95	1.08	(.50)	.62	.99
Total from investment operations	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.44%	-%	-%	-%	-%
Expenses net of all reductions	.44%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateF	19%H	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.31
Total from investment operations	.58
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,396,182
Portfolio turnover rateF	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.22)
Distributions from net realized gain	(.35)
Total distributions	(.57)
Net asset value, end of period	$15.97
Total ReturnC,D	4.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$59,797
Portfolio turnover rateF	19%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.1
Fidelity Series Government Money Market Fund 1.67%	10.8
Fidelity Series Emerging Markets Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series Growth & Income Fund	4.6
Fidelity Series Growth Company Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	3.5
Fidelity Series Short-Term Credit Fund	2.6
75.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	17.7%
Bond Funds	35.1%
Short-Term Funds	13.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $449,526)	450,000	449,482
	Shares	Value

Domestic Equity Funds - 33.8%
Fidelity Series 100 Index Fund (a)	6,184,333	$105,566,561
Fidelity Series 1000 Value Index Fund (a)	10,641,233	131,206,403
Fidelity Series All-Sector Equity Fund (a)	16,602,473	202,550,169
Fidelity Series Blue Chip Growth Fund (a)	14,655,349	209,424,941
Fidelity Series Commodity Strategy Fund (a)	39,502,786	214,500,126
Fidelity Series Growth & Income Fund (a)	30,734,674	468,089,078
Fidelity Series Growth Company Fund (a)	24,620,416	432,334,504
Fidelity Series Intrinsic Opportunities Fund (a)	29,109,502	526,008,710
Fidelity Series Opportunistic Insights Fund (a)	13,079,138	229,538,880
Fidelity Series Real Estate Equity Fund (a)	3,374,989	40,229,865
Fidelity Series Small Cap Discovery Fund (a)	5,073,183	62,450,884
Fidelity Series Small Cap Opportunities Fund (a)	13,376,219	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,912,647	357,360,316
Fidelity Series Value Discovery Fund (a)	19,643,088	253,985,129
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,525,468,699)		3,423,990,445

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	4,979,953	50,695,921
Fidelity Series Emerging Markets Fund (a)	25,893,344	567,323,168
Fidelity Series International Growth Fund (a)	32,375,305	522,861,176
Fidelity Series International Small Cap Fund (a)	6,995,666	130,259,302
Fidelity Series International Value Fund (a)	49,005,436	517,007,350
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,279,938,286)		1,788,146,917

Bond Funds - 35.1%
Fidelity Series Emerging Markets Debt Fund (a)	7,183,692	72,411,618
Fidelity Series Floating Rate High Income Fund (a)	2,496,316	23,739,962
Fidelity Series High Income Fund (a)	15,573,505	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,525,053	199,093,014
Fidelity Series International Credit Fund (a)	530,739	5,270,239
Fidelity Series Investment Grade Bond Fund (a)	257,652,470	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,972,307	222,582,675
Fidelity Series Real Estate Income Fund (a)	4,222,841	45,268,860
TOTAL BOND FUNDS
(Cost $3,627,880,366)		3,556,112,082

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.72% (b)	800,475	800,635
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,087,835,535	1,087,835,535
Fidelity Series Short-Term Credit Fund (a)	26,987,109	266,092,890
TOTAL SHORT-TERM FUNDS
(Cost $1,358,186,681)		1,354,729,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,791,923,558)		10,123,427,986
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,514,867)
NET ASSETS - 100%		$10,118,913,119

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,231
Total	$2,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$6,471,212	$31,600,161	$2,445,276	$8,349,643	$1,863,225	$105,566,561
Fidelity Series 1000 Value Index Fund	80,656,571	10,827,030	29,097,198	5,925,837	1,733,564	1,982,020	131,206,403
Fidelity Series All-Sector Equity Fund	124,616,586	38,407,172	56,075,788	30,783,183	4,152,555	(10,378,050)	202,550,169
Fidelity Series Blue Chip Growth Fund	127,141,191	33,214,123	72,110,668	25,324,149	12,135,229	4,208,443	209,424,941
Fidelity Series Canada Fund	--	45,988,871	7,960,816	611,516	164,342	(1,263,653)	50,695,921
Fidelity Series Commodity Strategy Fund	86,815,524	43,439,119	19,030,555	1,136,414	(7,027,102)	14,046,326	214,500,126
Fidelity Series Emerging Markets Debt Fund	39,502,649	6,739,600	5,959,636	4,342,424	(34,099)	(2,023,299)	72,411,618
Fidelity Series Emerging Markets Fund	385,531,580	42,091,090	312,328,593	17,598,154	55,096,466	46,186,131	567,323,168
Fidelity Series Floating Rate High Income Fund	13,161,870	1,816,171	2,470,710	977,085	(52,594)	63,049	23,739,962
Fidelity Series Government Money Market Fund 1.67%	465,951,336	287,549,646	98,199,939	9,234,260	--	--	1,087,835,535
Fidelity Series Growth & Income Fund	214,234,599	114,702,334(a)	117,932,720	20,742,566	5,207,632	17,150,876	468,089,078
Fidelity Series Growth Company Fund	251,720,311	56,677,053	141,084,043	42,671,805	37,388,697	19,329,437	432,334,504
Fidelity Series High Income Fund	80,807,497	12,737,794	13,735,026	7,661,537	(120,801)	(1,624,801)	148,415,499
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	32,235,881	18,721,967	4,148,348	(471,166)	(4,184,161)	199,093,014
Fidelity Series International Credit Fund	--	2,824,311	1,593	64,966	--	(27,509)	5,270,239
Fidelity Series International Growth Fund	297,558,345	36,844,750	133,891,075	17,329,767	27,647,555	25,441,093	522,861,176
Fidelity Series International Small Cap Fund	67,362,639	12,777,199	31,007,550	8,204,635	5,468,281	12,257,052	130,259,302
Fidelity Series International Value Fund	298,332,821	39,581,270	118,902,926	17,315,695	8,068,896	21,616,955	517,007,350
Fidelity Series Intrinsic Opportunities Fund	192,372,784	107,808,452(a)	60,905,222	25,022,480	2,714,595	37,311,365	526,008,710
Fidelity Series Investment Grade Bond Fund	1,419,019,666	477,669,775	267,573,885	68,336,414	(1,936,958)	(63,204,604)	2,839,330,215
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	198,722,155	15,071,544	3,486,026	(377,810)	(7,495,070)	222,582,675
Fidelity Series Opportunistic Insights Fund	139,516,224	41,334,039	79,703,005	32,741,222	21,213,830	(8,132,096)	229,538,880
Fidelity Series Real Estate Equity Fund	25,334,235	4,575,085	6,622,211	1,910,596	(44,651)	(3,793,816)	40,229,865
Fidelity Series Real Estate Income Fund	26,101,304	4,204,854	5,120,928	2,310,873	68,333	(1,845,913)	45,268,860
Fidelity Series Short-Term Credit Fund	154,330,220	21,308,066	37,290,460	4,163,255	(127,774)	(3,523,598)	266,092,890
Fidelity Series Small Cap Discovery Fund	38,011,077	2,917,712	13,021,520	671,065	1,874,980	3,328,259	62,450,884
Fidelity Series Small Cap Opportunities Fund	112,505,917	28,706,657	42,348,442	21,860,504	2,550,385	(1,691,294)	190,744,879
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	43,762,008	66,371,824	30,563,447	4,420,783	(16,172,925)	357,360,316
Fidelity Series Value Discovery Fund	303,444,086	30,541,085	200,512,502(a)	17,432,845	31,823,236	(33,073,244)	253,985,129
Total	$5,327,338,285	$1,786,474,514	$2,004,652,507	$425,016,344	$219,886,047	$46,350,198	$10,122,177,869

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$449,482	$--	$449,482	$--
Domestic Equity Funds	3,423,990,445	3,423,990,445	--	--
International Equity Funds	1,788,146,917	1,788,146,917	--	--
Bond Funds	3,556,112,082	3,556,112,082	--	--
Short-Term Funds	1,354,729,060	1,354,729,060	--	--
Total Investments in Securities:	$10,123,427,986	$10,122,978,504	$449,482	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $449,526)	$449,482
Fidelity Central Funds (cost $800,635)	800,635
Affiliated issuers (cost $8,790,673,397)	10,122,177,869
Total Investment in Securities (cost $8,791,923,558)		$10,123,427,986
Cash		41,779
Receivable for investments sold		18,613,907
Receivable for fund shares sold		11,532,085
Distributions receivable from Fidelity Central Funds		1,111
Total assets		10,153,616,868
Liabilities
Payable for investments purchased	$10,462,993
Payable for fund shares redeemed	19,626,499
Accrued management fee	4,614,257
Total liabilities		34,703,749
Net Assets		$10,118,913,119
Net Assets consist of:
Paid in capital		$8,545,323,582
Undistributed net investment income		16,059,411
Accumulated undistributed net realized gain (loss) on investments		226,025,698
Net unrealized appreciation (depreciation) on investments		1,331,504,428
Net Assets		$10,118,913,119
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,380,580,397 ÷ 403,727,418 shares)		$13.33
Class K:
Net Asset Value, offering price and redemption price per share ($4,624,065,130 ÷ 347,466,426 shares)		$13.31
Class K6:
Net Asset Value, offering price and redemption price per share ($114,267,592 ÷ 8,580,903 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$181,676,989
Interest		1,102
Income from Fidelity Central Funds		2,231
Total income		181,680,322
Expenses
Management fee	$40,114,292
Independent trustees' fees and expenses	28,767
Total expenses before reductions	40,143,059
Expense reductions	(3,512)	40,139,547
Net investment income (loss)		141,540,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	219,886,047
Futures contracts	436,444
Realized gain distributions from underlying funds:
Affiliated issuers	243,339,355
Total net realized gain (loss)		463,661,846
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(44)
Other affiliated issuers	46,350,198
Total change in net unrealized appreciation (depreciation)		46,350,154
Net gain (loss)		510,012,000
Net increase (decrease) in net assets resulting from operations		$651,552,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,540,775	$89,650,009
Net realized gain (loss)	463,661,846	106,292,644
Change in net unrealized appreciation (depreciation)	46,350,154	338,617,512
Net increase (decrease) in net assets resulting from operations	651,552,775	534,560,165
Distributions to shareholders from net investment income	(138,935,375)	(89,847,108)
Distributions to shareholders from net realized gain	(291,414,799)	(104,826,159)
Total distributions	(430,350,174)	(194,673,267)
Share transactions - net increase (decrease)	4,570,397,075	(366,715,793)
Total increase (decrease) in net assets	4,791,599,676	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,118,913,119	$5,327,313,443
Other Information
Undistributed net investment income end of period	$16,059,411	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.97	1.04	(.46)	.57	.91
Total from investment operations	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.65)	(.46)B	(.66)	(.79)	(.46)
Net asset value, end of period	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnC	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.48%	-%	-%	-%	-%
Expenses net of all reductions	.48%	-%	-%	-%	-%
Net investment income (loss)	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateD	23%G	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.34
Total from investment operations	.56
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.46)C
Net asset value, end of period	$13.31
Total ReturnD,E	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H,I
Expenses net of fee waivers, if any	.51%H,I
Expenses net of all reductions	.51%H,I
Net investment income (loss)	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,624,065
Portfolio turnover rateF	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.55
Total from investment operations	.76
Distributions from net investment income	(.18)
Distributions from net realized gain	(.29)
Total distributions	(.47)
Net asset value, end of period	$13.32
Total ReturnC,D	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$114,268
Portfolio turnover rateE	23%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series Government Money Market Fund 1.67%	8.2
Fidelity Series Emerging Markets Fund	6.2
Fidelity Series Intrinsic Opportunities Fund	5.9
Fidelity Series International Growth Fund	5.8
Fidelity Series International Value Fund	5.7
Fidelity Series Growth & Income Fund	5.4
Fidelity Series Growth Company Fund	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.1
Fidelity Series Value Discovery Fund	2.9
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.6%
International Equity Funds	19.7%
Bond Funds	31.6%
Short-Term Funds	10.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,308,625)	1,310,000	1,308,496
	Shares	Value

Domestic Equity Funds - 38.6%
Fidelity Series 100 Index Fund (a)	21,113,088	$360,400,417
Fidelity Series 1000 Value Index Fund (a)	36,340,659	448,080,326
Fidelity Series All-Sector Equity Fund (a)	56,681,612	691,515,664
Fidelity Series Blue Chip Growth Fund (a)	50,024,808	714,854,503
Fidelity Series Commodity Strategy Fund (a)	117,541,077	638,248,050
Fidelity Series Growth & Income Fund (a)	106,040,026	1,614,989,603
Fidelity Series Growth Company Fund (a)	83,657,331	1,469,022,731
Fidelity Series Intrinsic Opportunities Fund (a)	98,103,080	1,772,722,653
Fidelity Series Opportunistic Insights Fund (a)	44,643,025	783,485,090
Fidelity Series Real Estate Equity Fund (a)	11,629,816	138,627,411
Fidelity Series Small Cap Discovery Fund (a)	17,318,417	213,189,712
Fidelity Series Small Cap Opportunities Fund (a)	45,657,376	651,074,180
Fidelity Series Stock Selector Large Cap Value Fund (a)	98,740,285	1,220,429,926
Fidelity Series Value Discovery Fund (a)	67,075,859	867,290,850
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,792,970,267)		11,583,931,116

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	16,635,528	169,349,670
Fidelity Series Emerging Markets Fund (a)	84,388,830	1,848,959,268
Fidelity Series International Growth Fund (a)	107,597,325	1,737,696,795
Fidelity Series International Small Cap Fund (a)	23,354,407	434,859,065
Fidelity Series International Value Fund (a)	163,661,619	1,726,630,081
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,343,937,826)		5,917,494,879

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund (a)	20,755,818	209,218,641
Fidelity Series Floating Rate High Income Fund (a)	7,322,350	69,635,549
Fidelity Series High Income Fund (a)	45,543,619	434,030,687
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,853,271	347,776,727
Fidelity Series International Credit Fund (a)	1,805,261	17,926,241
Fidelity Series Investment Grade Bond Fund (a)	688,715,552	7,589,645,384
Fidelity Series Long-Term Treasury Bond Index Fund (a)	77,674,117	665,667,185
Fidelity Series Real Estate Income Fund (a)	12,656,801	135,680,911
TOTAL BOND FUNDS
(Cost $9,732,384,852)		9,469,581,325

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 1.72% (b)	2,474,484	2,474,979
Fidelity Series Government Money Market Fund 1.67% (a)(c)	2,454,122,385	2,454,122,385
Fidelity Series Short-Term Credit Fund (a)	59,596,702	587,623,481
TOTAL SHORT-TERM FUNDS
(Cost $3,051,966,661)		3,044,220,845
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,922,568,231)		30,016,536,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,405,115)
NET ASSETS - 100%		$30,002,131,546

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,647
Total	$6,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$23,042,327	$76,133,228	$8,092,443	$17,941,179	$12,828,609	$360,400,417
Fidelity Series 1000 Value Index Fund	207,961,357	37,850,015	62,169,207	19,645,324	2,721,522	7,956,688	448,080,326
Fidelity Series All-Sector Equity Fund	322,024,207	130,986,593	131,184,360	102,599,110	9,857,354	(36,963,687)	691,515,664
Fidelity Series Blue Chip Growth Fund	328,551,300	112,310,449	178,781,261	82,570,354	22,339,213	21,922,301	714,854,503
Fidelity Series Canada Fund	--	135,251,990	19,076,130	1,979,981	407,329	(4,133,378)	169,349,670
Fidelity Series Commodity Strategy Fund	200,800,153	120,717,903	32,500,526	3,283,640	(12,852,479)	32,936,624	638,248,050
Fidelity Series Emerging Markets Debt Fund	88,753,315	19,415,155	10,328,746	11,729,067	(76,539)	(6,414,993)	209,218,641
Fidelity Series Emerging Markets Fund	948,146,671	142,355,126	810,367,027	56,105,428	127,369,694	151,510,040	1,848,959,268
Fidelity Series Floating Rate High Income	30,322,371	5,435,924	4,272,717	2,668,436	(50,644)	100,519	69,635,549
Fidelity Series Government Money Market	809,950,560	659,298,154	129,596,103	19,485,433	--	--	2,454,122,385
Fidelity Series Growth & Income Fund	552,716,408	354,258,408(a)	276,772,079	63,453,389	11,761,250	59,505,743	1,614,989,603
Fidelity Series Growth Company Fund	649,984,509	193,436,531	349,347,429	141,220,916	88,059,292	75,129,401	1,469,022,731
Fidelity Series High Income Fund	186,345,032	37,389,065	23,857,578	20,980,416	(253,206)	(5,214,697)	434,030,687
Fidelity Series Inflation-Protected Bond	134,445,865	68,145,752	18,822,282	7,038,758	(259,347)	(7,988,096)	347,776,727
Fidelity Series International Credit Fund	--	8,032,284	1,585	220,974	--	(109,271)	17,926,241
Fidelity Series International Growth Fund	763,723,461	127,418,692	323,685,184	56,248,967	48,261,657	96,520,814	1,737,696,795
Fidelity Series International Small Cap Fund	172,981,588	43,321,351	74,007,796	26,630,434	8,188,255	42,357,570	434,859,065
Fidelity Series International Value Fund	765,710,516	133,747,633	272,114,799	56,221,118	16,959,305	60,551,039	1,726,630,081
Fidelity Series Intrinsic Opportunities Fund	495,457,872	320,896,876(a)	99,107,856	80,415,419	3,558,887	114,248,708	1,772,722,653
Fidelity Series Investment Grade Bond Fund	2,965,065,514	1,304,221,446	447,618,950	171,074,718	(5,156,340)	(180,796,724)	7,589,645,384
Fidelity Series Long-Term Treasury Bond	2,611,672	557,744,922	26,790,357	9,976,424	(669,630)	(22,959,456)	665,667,185
Fidelity Series Opportunistic Insights Fund	360,528,573	140,676,707	198,673,150	108,700,396	49,693,416	(18,028,585)	783,485,090
Fidelity Series Real Estate Equity Fund	65,271,789	17,948,792	12,288,102	5,924,581	(200,763)	(12,695,893)	138,627,411
Fidelity Series Real Estate Income Fund	60,042,005	13,078,071	8,058,729	6,311,340	(97,276)	(5,266,174)	135,680,911
Fidelity Series Short-Term Credit Fund	268,102,615	39,117,264	50,222,783	8,637,445	(120,092)	(8,167,899)	587,623,481
Fidelity Series Small Cap Discovery Fund	97,945,381	10,430,418	26,966,825	2,096,555	3,215,063	13,904,702	213,189,712
Fidelity Series Small Cap Opportunities Fund	290,999,903	96,952,634	95,588,732	71,499,275	3,817,010	(1,148,369)	651,074,180
Fidelity Series Stock Selector Large Cap	557,188,889	150,828,050	129,535,611	101,601,646	3,418,525	(46,768,259)	1,220,429,926
Fidelity Series Value Discovery Fund	782,895,867	104,343,133	490,875,005(a)	56,136,104	61,946,277	(67,587,319)	867,290,850
	$12,279,278,012	$5,108,651,665	$4,378,744,137	$1,302,548,091	$459,778,912	$265,229,958	$30,012,753,186

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,308,496	$--	$1,308,496	$--
Domestic Equity Funds	11,583,931,116	11,583,931,116	--	--
International Equity Funds	5,917,494,879	5,917,494,879	--	--
Bond Funds	9,469,581,325	9,469,581,325	--	--
Short-Term Funds	3,044,220,845	3,044,220,845	--	--
Total Investments in Securities:	$30,016,536,661	$30,015,228,165	$1,308,496	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,308,625)	$1,308,496
Fidelity Central Funds (cost $2,474,979)	2,474,979
Affiliated issuers (cost $25,918,784,627)	30,012,753,186
Total Investment in Securities (cost $25,922,568,231)		$30,016,536,661
Receivable for investments sold		34,676,077
Receivable for fund shares sold		54,538,903
Distributions receivable from Fidelity Central Funds		3,340
Other receivables		189,937
Total assets		30,105,944,918
Liabilities
Payable for investments purchased	$36,173,580
Payable for fund shares redeemed	53,043,600
Accrued management fee	14,406,260
Other payables and accrued expenses	189,932
Total liabilities		103,813,372
Net Assets		$30,002,131,546
Net Assets consist of:
Paid in capital		$25,219,360,053
Undistributed net investment income		35,178,913
Accumulated undistributed net realized gain (loss) on investments		653,624,150
Net unrealized appreciation (depreciation) on investments		4,093,968,430
Net Assets		$30,002,131,546
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,916,078,191 ÷ 782,461,870 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($16,611,072,080 ÷ 1,007,526,812 shares)		$16.49
Class K6:
Net Asset Value, offering price and redemption price per share ($474,981,275 ÷ 28,786,058 shares)		$16.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$514,533,563
Interest		3,209
Income from Fidelity Central Funds		6,647
Total income		514,543,419
Expenses
Management fee	$118,644,845
Independent trustees' fees and expenses	77,609
Total expenses before reductions	118,722,454
Expense reductions	(8,762)	118,713,692
Net investment income (loss)		395,829,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	459,778,912
Futures contracts	1,286,055
Realized gain distributions from underlying funds:
Affiliated issuers	788,014,528
Total net realized gain (loss)		1,249,079,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(129)
Other affiliated issuers	265,229,958
Total change in net unrealized appreciation (depreciation)		265,229,829
Net gain (loss)		1,514,309,324
Net increase (decrease) in net assets resulting from operations		$1,910,139,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$395,829,727	$201,004,333
Net realized gain (loss)	1,249,079,495	242,145,200
Change in net unrealized appreciation (depreciation)	265,229,829	856,403,668
Net increase (decrease) in net assets resulting from operations	1,910,139,051	1,299,553,201
Distributions to shareholders from net investment income	(388,661,235)	(200,026,428)
Distributions to shareholders from net realized gain	(719,753,000)	(252,757,975)
Total distributions	(1,108,414,235)	(452,784,403)
Share transactions - net increase (decrease)	16,921,166,403	(300,508,340)
Total increase (decrease) in net assets	17,722,891,219	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$30,002,131,546	$12,279,240,327
Other Information
Undistributed net investment income end of period	$35,178,913	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	1.34	1.40	(.60)	.73	1.22
Total from investment operations	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.52%	-%	-%	-%	-%
Expenses net of all reductions	.52%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateF	21%H	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	.50
Total from investment operations	.77
Distributions from net investment income	(.21)
Distributions from net realized gain	(.31)
Total distributions	(.52)
Net asset value, end of period	$16.49
Total ReturnC,D	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G
Expenses net of fee waivers, if any	.54%G
Expenses net of all reductions	.54%G
Net investment income (loss)	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,611,072
Portfolio turnover rateF	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.79
Total from investment operations	1.03
Distributions from net investment income	(.22)
Distributions from net realized gain	(.31)
Total distributions	(.53)
Net asset value, end of period	$16.50
Total ReturnC,D	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$474,981
Portfolio turnover rateF	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Fund	6.7
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series Government Money Market Fund 1.67%	6.4
Fidelity Series International Growth Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series Growth & Income Fund	6.0
Fidelity Series Growth Company Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	3.2
73.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.9%
International Equity Funds	21.5%
Bond Funds	27.8%
Short-Term Funds	7.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,178,764)	1,180,000	1,178,647
	Shares	Value

Domestic Equity Funds - 42.9%
Fidelity Series 100 Index Fund (a)	21,484,858	$366,746,530
Fidelity Series 1000 Value Index Fund (a)	37,067,477	457,041,989
Fidelity Series All-Sector Equity Fund (a)	57,805,040	705,221,492
Fidelity Series Blue Chip Growth Fund (a)	51,007,042	728,890,637
Fidelity Series Commodity Strategy Fund (a)	107,359,913	582,964,326
Fidelity Series Growth & Income Fund (a)	107,115,014	1,631,361,660
Fidelity Series Growth Company Fund (a)	85,026,657	1,493,068,097
Fidelity Series Intrinsic Opportunities Fund (a)	99,425,996	1,796,627,752
Fidelity Series Opportunistic Insights Fund (a)	45,517,098	798,825,062
Fidelity Series Real Estate Equity Fund (a)	11,917,544	142,057,130
Fidelity Series Small Cap Discovery Fund (a)	17,661,431	217,412,216
Fidelity Series Small Cap Opportunities Fund (a)	46,553,612	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,723,638	1,244,944,162
Fidelity Series Value Discovery Fund (a)	68,416,398	884,624,024
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,129,755,928)		11,713,639,584

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	16,626,495	169,257,716
Fidelity Series Emerging Markets Fund (a)	82,939,122	1,817,196,161
Fidelity Series International Growth Fund (a)	107,025,123	1,728,455,734
Fidelity Series International Small Cap Fund (a)	23,165,564	431,342,797
Fidelity Series International Value Fund (a)	163,526,749	1,725,207,204
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,428,424,539)		5,871,459,612

Bond Funds - 27.8%
Fidelity Series Emerging Markets Debt Fund (a)	18,336,809	184,835,032
Fidelity Series Floating Rate High Income Fund (a)	6,603,683	62,801,027
Fidelity Series High Income Fund (a)	40,700,813	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund (a)	22,924,154	222,364,297
Fidelity Series International Credit Fund (a)	1,560,603	15,496,785
Fidelity Series Investment Grade Bond Fund (a)	542,484,353	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,225,862	610,405,640
Fidelity Series Real Estate Income Fund (a)	11,366,321	121,846,965
TOTAL BOND FUNDS
(Cost $7,781,481,802)		7,583,806,055

Short-Term Funds - 7.9%
Fidelity Cash Central Fund, 1.72% (b)	2,214,098	2,214,541
Fidelity Series Government Money Market Fund 1.67% (a)(c)	1,735,916,271	1,735,916,271
Fidelity Series Short-Term Credit Fund (a)	40,323,812	397,592,784
TOTAL SHORT-TERM FUNDS
(Cost $2,141,007,556)		2,135,723,596
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,481,848,589)		27,305,807,494
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,878,845)
NET ASSETS - 100%		$27,291,928,649

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,965
Total	$5,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$36,136,570	$60,947,218	$7,996,555	$9,122,968	$19,672,841	$366,746,530
Fidelity Series 1000 Value Index Fund	182,904,928	54,790,665	44,393,872	19,447,705	1,304,013	8,005,082	457,041,989
Fidelity Series All-Sector Equity Fund	283,721,155	156,914,996	102,543,461	102,147,990	5,449,667	(35,820,889)	705,221,492
Fidelity Series Blue Chip Growth Fund	289,473,741	136,583,095	146,717,680	80,340,641	13,134,272	27,195,798	728,890,637
Fidelity Series Canada Fund	--	127,755,634	14,508,635	1,914,218	249,993	(4,020,407)	169,257,716
Fidelity Series Commodity Strategy Fund	160,807,201	126,618,438	18,342,585	2,899,694	(429,660)	18,124,494	582,964,326
Fidelity Series Emerging Markets Debt Fund	70,309,321	22,851,322	5,877,433	10,001,403	(27,984)	(5,743,324)	184,835,032
Fidelity Series Emerging Markets Fund	795,230,582	201,535,550	658,057,397	53,501,410	81,508,336	166,398,486	1,817,196,161
Fidelity Series Floating Rate High Income Fund	23,882,508	7,115,175	2,418,763	2,301,530	1,042	45,417	62,801,027
Fidelity Series Government Money Market Fund 1.67%	474,107,523	562,011,410	50,366,412	12,992,898	--	--	1,735,916,271
Fidelity Series Growth & Income Fund	486,185,498	378,785,232(a)	215,605,721	60,931,649	7,252,980	59,122,512	1,631,361,660
Fidelity Series Growth Company Fund	572,602,766	240,651,534	284,786,233	139,526,870	57,615,571	93,725,403	1,493,068,097
Fidelity Series High Income Fund	146,512,107	46,070,778	13,735,142	18,023,736	2,612	(5,078,265)	387,878,745
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	47,634,134	7,456,332	4,375,071	(42,662)	(5,085,821)	222,364,297
Fidelity Series International Credit Fund	--	6,616,533	261	191,027	--	(97,723)	15,496,785
Fidelity Series International Growth Fund	665,002,902	187,225,636	259,987,721	54,487,563	16,396,905	113,901,117	1,728,455,734
Fidelity Series International Small Cap Fund	151,128,896	57,188,386	61,421,669	25,796,594	3,728,591	42,786,415	431,342,797
Fidelity Series International Value Fund	666,738,770	196,577,032	206,351,627	54,481,183	9,353,456	56,590,452	1,725,207,204
Fidelity Series Intrinsic Opportunities Fund	433,865,637	359,644,514(a)	30,956,407	77,507,683	696,010	109,192,424	1,796,627,752
Fidelity Series Investment Grade Bond Fund	2,024,582,252	1,269,794,668	230,942,482	128,726,767	(3,456,770)	(143,164,745)	5,978,177,564
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	504,601,970	14,488,129	8,858,581	(415,158)	(20,705,408)	610,405,640
Fidelity Series Opportunistic Insights Fund	317,647,343	169,445,673	164,437,851	107,790,767	31,874,824	(5,749,405)	798,825,062
Fidelity Series Real Estate Equity Fund	57,575,442	24,413,381	7,861,186	5,747,325	(182,369)	(12,746,199)	142,057,130
Fidelity Series Real Estate Income Fund	47,340,033	16,261,185	4,571,907	5,408,722	(47,575)	(4,723,863)	121,846,965
Fidelity Series Short-Term Credit Fund	156,027,873	38,680,243	15,065,659	5,571,852	(33,980)	(5,528,741)	397,592,784
Fidelity Series Small Cap Discovery Fund	86,218,504	18,469,280	18,650,370	2,023,659	611,741	15,931,965	217,412,216
Fidelity Series Small Cap Opportunities Fund	257,643,145	119,026,468	72,177,700	69,713,126	350,902	2,303,417	663,854,507
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	196,852,951	84,537,232	100,842,704	638,043	(47,126,306)	1,244,944,162
Fidelity Series Value Discovery Fund	691,035,348	138,899,957	415,559,244(a)	54,881,167	39,460,524	(46,857,944)	884,624,024
Total	$9,764,559,926	$5,449,152,410	$3,212,766,329	$1,218,430,090	$274,116,292	$390,546,783	$27,302,414,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,178,647	$--	$1,178,647	$--
Domestic Equity Funds	11,713,639,584	11,713,639,584	--	--
International Equity Funds	5,871,459,612	5,871,459,612	--	--
Bond Funds	7,583,806,055	7,583,806,055	--	--
Short-Term Funds	2,135,723,596	2,135,723,596	--	--
Total Investments in Securities:	$27,305,807,494	$27,304,628,847	$1,178,647	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,178,764)	$1,178,647
Fidelity Central Funds (cost $2,214,541)	2,214,541
Affiliated issuers (cost $23,478,455,284)	27,302,414,306
Total Investment in Securities (cost $23,481,848,589)		$27,305,807,494
Receivable for investments sold		32,087,591
Receivable for fund shares sold		59,464,011
Distributions receivable from Fidelity Central Funds		3,010
Total assets		27,397,362,106
Liabilities
Payable for investments purchased	$45,523,526
Payable for fund shares redeemed	46,037,500
Accrued management fee	13,872,431
Total liabilities		105,433,457
Net Assets		$27,291,928,649
Net Assets consist of:
Paid in capital		$22,881,921,849
Undistributed net investment income		21,218,019
Accumulated undistributed net realized gain (loss) on investments		564,829,876
Net unrealized appreciation (depreciation) on investments		3,823,958,905
Net Assets		$27,291,928,649
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,923,216,575 ÷ 761,244,608 shares)		$14.35
Class K:
Net Asset Value, offering price and redemption price per share ($15,743,237,563 ÷ 1,098,869,875 shares)		$14.33
Class K6:
Net Asset Value, offering price and redemption price per share ($625,474,511 ÷ 43,595,305 shares)		$14.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$449,309,302
Interest		2,892
Income from Fidelity Central Funds		5,965
Total income		449,318,159
Expenses
Management fee	$110,451,007
Independent trustees' fees and expenses	66,873
Total expenses before reductions	110,517,880
Expense reductions	(6,422)	110,511,458
Net investment income (loss)		338,806,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	274,116,292
Futures contracts	1,158,031
Realized gain distributions from underlying funds:
Affiliated issuers	769,120,788
Total net realized gain (loss)		1,044,395,111
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(117)
Other affiliated issuers	390,546,783
Total change in net unrealized appreciation (depreciation)		390,546,666
Net gain (loss)		1,434,941,777
Net increase (decrease) in net assets resulting from operations		$1,773,748,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,806,701	$151,298,835
Net realized gain (loss)	1,044,395,111	179,330,142
Change in net unrealized appreciation (depreciation)	390,546,666	740,586,840
Net increase (decrease) in net assets resulting from operations	1,773,748,478	1,071,215,817
Distributions to shareholders from net investment income	(337,178,441)	(147,758,780)
Distributions to shareholders from net realized gain	(559,307,494)	(204,066,897)
Total distributions	(896,485,935)	(351,825,677)
Share transactions - net increase (decrease)	16,650,118,805	327,589,461
Total increase (decrease) in net assets	17,527,381,348	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$27,291,928,649	$9,764,547,301
Other Information
Undistributed net investment income end of period	$21,218,019	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	1.26	1.30	(.54)	.69	1.30
Total from investment operations	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.56%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.56%E	-%	-%	-%	-%
Expenses net of all reductions	.56%E	-%	-%	-%	-%
Net investment income (loss)	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rate C	18%G	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	.50
Total from investment operations	.73
Distributions from net investment income	(.18)
Distributions from net realized gain	(.24)
Total distributions	(.42)
Net asset value, end of period	$14.33
Total ReturnC,D	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G,H
Expenses net of fee waivers, if any	.58%G,H
Expenses net of all reductions	.58%G,H
Net investment income (loss)	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,743,238
Portfolio turnover rateE	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.76
Total from investment operations	.97
Distributions from net investment income	(.19)
Distributions from net realized gain	(.24)
Total distributions	(.42)C
Net asset value, end of period	$14.35
Total ReturnD,E	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I
Expenses net of fee waivers, if any	.46%H,I
Expenses net of all reductions	.46%H,I
Net investment income (loss)	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$625,475
Portfolio turnover rateF	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Emerging Markets Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Growth & Income Fund	7.1
Fidelity Series Growth Company Fund	6.6
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
Fidelity Series Opportunistic Insights Fund	3.6
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.7%
International Equity Funds	25.3%
Bond Funds	21.4%
Short-Term Funds	1.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/26/18 to 5/10/18
(Cost $1,398,531)	1,400,000	1,398,394
	Shares	Value

Domestic Equity Funds - 51.7%
Fidelity Series 100 Index Fund (a)	30,676,743	$523,652,000
Fidelity Series 1000 Value Index Fund (a)	52,912,693	652,413,502
Fidelity Series All-Sector Equity Fund (a)	82,514,278	1,006,674,195
Fidelity Series Blue Chip Growth Fund (a)	72,810,812	1,040,466,499
Fidelity Series Commodity Strategy Fund (a)	124,924,040	678,337,536
Fidelity Series Growth & Income Fund (a)	149,436,269	2,275,914,375
Fidelity Series Growth Company Fund (a)	120,874,743	2,122,560,480
Fidelity Series Intrinsic Opportunities Fund (a)	142,160,361	2,568,837,729
Fidelity Series Opportunistic Insights Fund (a)	64,974,025	1,140,294,140
Fidelity Series Real Estate Equity Fund (a)	17,204,524	205,077,929
Fidelity Series Small Cap Discovery Fund (a)	25,211,087	310,348,477
Fidelity Series Small Cap Opportunities Fund (a)	66,458,361	947,696,222
Fidelity Series Stock Selector Large Cap Value Fund (a)	143,781,520	1,777,139,590
Fidelity Series Value Discovery Fund (a)	97,662,821	1,262,780,275
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,860,042,829)		16,512,192,949

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	23,173,689	235,908,154
Fidelity Series Emerging Markets Fund (a)	111,655,302	2,446,367,661
Fidelity Series International Growth Fund (a)	147,550,879	2,382,946,699
Fidelity Series International Small Cap Fund (a)	31,932,512	594,583,372
Fidelity Series International Value Fund (a)	227,933,096	2,404,694,160
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,172,468,753)		8,064,500,046

Bond Funds - 21.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,896,740	210,639,143
Fidelity Series Floating Rate High Income Fund (a)	7,475,844	71,095,281
Fidelity Series High Income Fund (a)	46,626,973	444,355,054
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,480,633	247,162,137
Fidelity Series International Credit Fund (a)	1,519,322	15,086,864
Fidelity Series Investment Grade Bond Fund (a)	451,716,967	4,977,920,975
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,439,278	706,504,608
Fidelity Series Real Estate Income Fund (a)	13,001,623	139,377,400
TOTAL BOND FUNDS
(Cost $6,949,415,779)		6,812,141,462

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.72% (b)	2,580,380	2,580,896
Fidelity Series Government Money Market Fund 1.67% (a)(c)	457,362,031	457,362,031
Fidelity Series Short-Term Credit Fund (a)	8,993,960	88,680,442
TOTAL SHORT-TERM FUNDS
(Cost $549,617,210)		548,623,369
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,532,943,102)		31,938,856,220
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,227,357)
NET ASSETS - 100%		$31,921,628,863

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,025
Total	$7,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$45,394,544	$81,037,352	$11,405,025	$13,283,696	$27,525,878	$523,652,000
Fidelity Series 1000 Value Index Fund	258,439,164	70,868,060	55,256,636	27,730,080	1,538,663	11,420,263	652,413,502
Fidelity Series All-Sector Equity Fund	401,700,789	211,869,025	135,039,837	145,646,482	7,554,541	(51,383,281)	1,006,674,195
Fidelity Series Blue Chip Growth Fund	409,846,594	183,013,353	197,794,061	114,763,453	17,504,083	39,065,107	1,040,466,499
Fidelity Series Canada Fund	--	163,177,549	17,618,249	2,655,506	275,350	(4,909,521)	235,908,154
Fidelity Series Commodity Strategy Fund	181,305,844	153,823,758	21,907,062	3,386,143	(821,512)	21,498,917	678,337,536
Fidelity Series Emerging Markets Debt Fund	79,431,440	24,122,481	7,072,410	11,405,399	(57,453)	(6,565,941)	210,639,143
Fidelity Series Emerging Markets Fund	1,036,984,669	240,147,977	789,022,736	73,095,368	96,959,481	228,463,806	2,446,367,661
Fidelity Series Floating Rate High Income	27,384,693	7,377,458	2,923,120	2,619,160	(12,920)	64,736	71,095,281
Fidelity Series Government Money Market	86,241,591	241,893,920	13,764,951	2,832,881	--	--	457,362,031
Fidelity Series Growth & Income Fund	688,738,261	465,942,931(a)	288,809,533	86,986,650	8,842,308	83,749,267	2,275,914,375
Fidelity Series Growth Company Fund	811,270,155	323,545,556	397,524,375	198,697,547	85,084,277	129,849,436	2,122,560,480
Fidelity Series High Income Fund	170,348,294	48,450,293	16,393,422	20,754,315	(42,709)	(5,745,946)	444,355,054
Fidelity Series Inflation-Protected Bond	100,796,632	24,076,883	10,342,151	5,140,677	(111,369)	(6,004,802)	247,162,137
Fidelity Series International Credit Fund	--	6,444,167	166	185,974	--	(95,112)	15,086,864
Fidelity Series International Growth Fund	933,125,645	233,057,635	369,349,548	75,673,027	24,159,316	155,902,903	2,382,946,699
Fidelity Series International Small Cap Fund	212,846,304	73,005,994	89,703,515	35,826,598	6,037,518	58,597,565	594,583,372
Fidelity Series International Value Fund	935,212,029	240,845,786	263,117,825	75,670,607	5,034,794	85,701,893	2,404,694,160
Fidelity Series Intrinsic Opportunities Fund	613,420,497	485,139,390(a)	9,555,981	110,032,958	(77,816)	154,263,260	2,568,837,729
Fidelity Series Investment Grade Bond Fund	1,367,569,367	1,625,023,534	153,959,497	98,897,282	(1,720,564)	(116,476,625)	4,977,920,975
Fidelity Series Long-Term Treasury Bond	940,915	584,194,532	18,015,580	10,348,623	(440,725)	(25,184,441)	706,504,608
Fidelity Series Opportunistic Insights Fund	449,735,472	228,176,219	221,714,650	153,657,999	45,641,371	(9,175,183)	1,140,294,140
Fidelity Series Real Estate Equity Fund	81,538,943	35,589,073	9,255,187	8,200,442	(256,018)	(18,317,929)	205,077,929
Fidelity Series Real Estate Income Fund	54,581,853	17,225,775	5,517,879	6,202,200	(64,727)	(5,394,508)	139,377,400
Fidelity Series Short-Term Credit Fund	28,157,403	24,294,623	3,349,618	1,126,012	(10,319)	(1,179,495)	88,680,442
Fidelity Series Small Cap Discovery Fund	121,760,717	22,670,199	22,848,967	2,873,518	752,065	22,788,967	310,348,477
Fidelity Series Small Cap Opportunities Fund	365,212,608	159,553,558	91,008,455	99,270,982	263,080	3,288,166	947,696,222
Fidelity Series Stock Selector Large Cap	697,267,883	263,799,699	105,524,972	143,458,005	516,875	(67,376,856)	1,777,139,590
Fidelity Series Value Discovery Fund	978,820,033	185,645,957	574,053,997(a)	78,032,115	49,726,748	(60,921,198)	1,262,780,275
	$11,305,678,247	$6,388,369,929	$3,971,481,732	$1,606,575,028	$359,558,034	$643,449,326	$31,934,876,930

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,398,394	$--	$1,398,394	$--
Domestic Equity Funds	16,512,192,949	16,512,192,949	--	--
International Equity Funds	8,064,500,046	8,064,500,046	--	--
Bond Funds	6,812,141,462	6,812,141,462	--	--
Short-Term Funds	548,623,369	548,623,369	--	--
Total Investments in Securities:	$31,938,856,220	$31,937,457,826	$1,398,394	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,398,531)	$1,398,394
Fidelity Central Funds (cost $2,580,896)	2,580,896
Affiliated issuers (cost $26,528,963,675)	31,934,876,930
Total Investment in Securities (cost $26,532,943,102)		$31,938,856,220
Cash		28,352
Receivable for investments sold		77,682,398
Receivable for fund shares sold		53,679,474
Distributions receivable from Fidelity Central Funds		3,541
Other receivables		149,994
Total assets		32,070,399,979
Liabilities
Payable for investments purchased	$90,094,040
Payable for fund shares redeemed	41,263,879
Accrued management fee	17,263,199
Other payables and accrued expenses	149,998
Total liabilities		148,771,116
Net Assets		$31,921,628,863
Net Assets consist of:
Paid in capital		$25,722,361,604
Distributions in excess of net investment income		(146,564)
Accumulated undistributed net realized gain (loss) on investments		793,500,705
Net unrealized appreciation (depreciation) on investments		5,405,913,118
Net Assets		$31,921,628,863
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,684,793,744 ÷ 704,738,313 shares)		$18.00
Class K:
Net Asset Value, offering price and redemption price per share ($18,414,960,927 ÷ 1,024,319,598 shares)		$17.98
Class K6:
Net Asset Value, offering price and redemption price per share ($821,874,192 ÷ 45,667,274 shares)		$18.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$518,969,531
Interest		3,431
Income from Fidelity Central Funds		7,025
Total income		518,979,987
Expenses
Management fee	$137,280,484
Independent trustees' fees and expenses	78,191
Total expenses before reductions	137,358,675
Expense reductions	(7,906)	137,350,769
Net investment income (loss)		381,629,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	359,558,034
Futures contracts	1,373,343
Realized gain distributions from underlying funds:
Affiliated issuers	1,087,605,497
Total net realized gain (loss)		1,448,536,874
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(137)
Other affiliated issuers	643,449,326
Total change in net unrealized appreciation (depreciation)		643,449,189
Net gain (loss)		2,091,986,063
Net increase (decrease) in net assets resulting from operations		$2,473,615,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,629,218	$165,707,982
Net realized gain (loss)	1,448,536,874	222,767,932
Change in net unrealized appreciation (depreciation)	643,449,189	1,056,666,897
Net increase (decrease) in net assets resulting from operations	2,473,615,281	1,445,142,811
Distributions to shareholders from net investment income	(396,775,824)	(163,120,493)
Distributions to shareholders from net realized gain	(769,505,029)	(254,968,549)
Total distributions	(1,166,280,853)	(418,089,042)
Share transactions - net increase (decrease)	19,308,625,938	128,477,357
Total increase (decrease) in net assets	20,615,960,366	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$31,921,628,863	$11,305,668,497
Other Information
Undistributed net investment income end of period	$–	$14,704,108
Distributions in excess of net investment income end of period	$(146,564)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	1.90	1.90	(.75)	.95	1.71
Total from investment operations	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.59%	-%	-%	-%	-%
Expenses net of all reductions	.59%	-%	-%	-%	-%
Net investment income (loss)	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateE	18%G	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	.81
Total from investment operations	1.09
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.58)C
Net asset value, end of period	$17.98
Total ReturnD,E	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H,I
Expenses net of fee waivers, if any	.62%H,I
Expenses net of all reductions	.62%H,I
Net investment income (loss)	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,414,961
Portfolio turnover rateG	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.26
Net realized and unrealized gain (loss)	1.18
Total from investment operations	1.44
Distributions from net investment income	(.24)
Distributions from net realized gain	(.35)
Total distributions	(.59)
Net asset value, end of period	$18.00
Total ReturnC,D	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G,H
Expenses net of fee waivers, if any	.48%G,H
Expenses net of all reductions	.48%G,H
Net investment income (loss)	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$821,874
Portfolio turnover rateF	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.5
Fidelity Series Emerging Markets Fund	9.0
Fidelity Series International Value Fund	8.7
Fidelity Series International Growth Fund	8.6
Fidelity Series Growth & Income Fund	8.4
Fidelity Series Growth Company Fund	7.8
Fidelity Series Stock Selector Large Cap Value Fund	6.5
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.3%
International Equity Funds	29.3%
Bond Funds	8.6%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	24,535,316	$418,817,851
Fidelity Series 1000 Value Index Fund (a)	42,347,029	522,138,865
Fidelity Series All-Sector Equity Fund (a)	66,034,047	805,615,379
Fidelity Series Blue Chip Growth Fund (a)	58,269,252	832,667,609
Fidelity Series Commodity Strategy Fund (a)	83,447,983	453,122,550
Fidelity Series Growth & Income Fund (a)	119,605,401	1,821,590,263
Fidelity Series Growth Company Fund (a)	96,421,342	1,693,158,763
Fidelity Series Intrinsic Opportunities Fund (a)	114,005,675	2,060,082,541
Fidelity Series Opportunistic Insights Fund (a)	51,995,899	912,528,026
Fidelity Series Real Estate Equity Fund (a)	13,796,246	164,451,251
Fidelity Series Small Cap Discovery Fund (a)	19,992,692	246,110,044
Fidelity Series Small Cap Opportunities Fund (a)	53,008,705	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund (a)	114,482,670	1,415,005,805
Fidelity Series Value Discovery Fund (a)	77,587,941	1,003,212,077
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,413,804,376)		13,104,405,164

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	18,270,257	185,991,221
Fidelity Series Emerging Markets Fund (a)	88,815,254	1,945,942,220
Fidelity Series International Growth Fund (a)	115,712,855	1,868,762,602
Fidelity Series International Small Cap Fund (a)	25,041,921	466,280,560
Fidelity Series International Value Fund (a)	179,707,845	1,895,917,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,954,427,050)		6,362,894,370

Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund (a)	13,919,790	140,311,483
Fidelity Series Floating Rate High Income Fund (a)	5,017,019	47,711,855
Fidelity Series High Income Fund (a)	31,280,459	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,999,866	174,598,700
Fidelity Series International Credit Fund (a)	1,014,766	10,076,621
Fidelity Series Investment Grade Bond Fund (a)	55,857,206	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,385,347	491,792,423
Fidelity Series Real Estate Income Fund (a)	8,665,259	92,891,573
TOTAL BOND FUNDS
(Cost $1,901,101,180)		1,871,031,835

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	352,943,664	352,943,664
Fidelity Series Short-Term Credit Fund (a)	6,486,498	63,956,869
TOTAL SHORT-TERM FUNDS
(Cost $417,601,984)		416,900,533
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,686,934,590)		21,755,231,902
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,398,601)
NET ASSETS - 100%		$21,742,833,301

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$47,068,197	$51,616,951	$9,049,001	$2,144,861	$28,445,140	$418,817,851
Fidelity Series 1000 Value Index Fund	179,592,513	71,228,158	29,261,428	21,984,260	143,454	8,795,285	522,138,865
Fidelity Series All-Sector Equity Fund	279,645,931	189,403,011	81,891,943	115,511,467	1,540,396	(39,820,990)	805,615,379
Fidelity Series Blue Chip Growth Fund	285,318,640	164,706,586	128,315,295	89,103,098	8,338,199	32,461,565	832,667,609
Fidelity Series Canada Fund	--	120,850,480	9,138,662	2,033,537	(10,098)	(4,158,669)	185,991,221
Fidelity Series Commodity Strategy Fund	111,388,669	104,866,503	15,982,777	2,282,733	(2,123,430)	16,098,166	453,122,550
Fidelity Series Emerging Markets Debt Fund	48,645,752	19,627,727	5,139,490	7,470,036	(16,448)	(4,476,465)	140,311,483
Fidelity Series Emerging Markets Fund	685,552,413	232,533,232	427,284,341	54,739,175	29,582,896	196,390,980	1,945,942,220
Fidelity Series Floating Rate High Income Fund	16,615,127	6,302,799	2,121,610	1,719,672	(62,493)	100,114	47,711,855
Fidelity Series Government Money Market Fund 1.67%	53,467,356	208,844,345	8,425,108	1,942,891	--	--	352,943,664
Fidelity Series Growth & Income Fund	479,148,645	400,524,730(a)	178,750,592	66,517,151	3,722,726	65,523,586	1,821,590,263
Fidelity Series Growth Company Fund	564,837,431	293,020,836	255,927,266	156,781,866	34,552,030	123,262,456	1,693,158,763
Fidelity Series High Income Fund	103,635,702	40,258,868	11,854,801	13,646,318	(14,260)	(3,967,830)	298,102,772
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	29,250,776	6,535,145	3,473,492	(57,421)	(4,102,081)	174,598,700
Fidelity Series International Credit Fund	--	4,054,802	14	124,214	--	(66,018)	10,076,621
Fidelity Series International Growth Fund	645,735,531	231,571,325	238,870,747	58,740,946	4,285,601	123,779,831	1,868,762,602
Fidelity Series International Small Cap Fund	147,541,592	68,652,488	59,507,028	27,810,281	2,942,449	44,371,336	466,280,560
Fidelity Series International Value Fund	647,425,663	252,958,696	164,400,669	58,761,109	317,787	61,363,717	1,895,917,767
Fidelity Series Intrinsic Opportunities Fund	425,390,545	484,855,338(a)	3,027,047	84,789,816	29,685	114,061,000	2,060,082,541
Fidelity Series Investment Grade Bond Fund	81,635,475	365,677,287	18,383,600	10,187,977	(172,936)	(13,967,695)	615,546,408
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	404,721,863	12,919,812	7,022,947	(311,712)	(16,732,947)	491,792,423
Fidelity Series Opportunistic Insights Fund	313,087,328	205,019,278	145,414,233	121,693,776	10,133,942	12,711,213	912,528,026
Fidelity Series Real Estate Equity Fund	57,029,392	37,203,141	7,668,906	6,316,828	(273,626)	(14,470,677)	164,451,251
Fidelity Series Real Estate Income Fund	32,984,692	14,184,397	4,004,974	4,043,518	(65,414)	(3,603,986)	92,891,573
Fidelity Series Short-Term Credit Fund	17,120,293	21,993,763	2,464,752	767,348	(9,028)	(831,574)	63,956,869
Fidelity Series Small Cap Discovery Fund	84,431,775	24,348,205	13,419,504	2,206,703	102,847	18,218,272	246,110,044
Fidelity Series Small Cap Opportunities Fund	253,917,431	145,200,643	54,883,774	77,245,781	(486,517)	3,325,383	755,904,140
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	267,409,675	71,701,540	112,549,399	(174,659)	(55,296,658)	1,415,005,805
Fidelity Series Value Discovery Fund	681,088,437	184,746,105	396,942,736(a)	60,615,663	26,222,895	(36,259,860)	1,003,212,077
Total	$6,889,829,400	$4,641,083,254	$2,405,854,745	$1,179,131,003	$120,281,726	$651,152,594	$21,755,231,902

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,686,934,590)	$21,755,231,902
Total Investment in Securities (cost $17,686,934,590)		$21,755,231,902
Cash		8
Receivable for investments sold		73,159,795
Receivable for fund shares sold		42,133,012
Total assets		21,870,524,717
Liabilities
Payable for investments purchased	$83,732,959
Payable for fund shares redeemed	31,555,758
Accrued management fee	12,402,699
Total liabilities		127,691,416
Net Assets		$21,742,833,301
Net Assets consist of:
Paid in capital		$17,123,833,901
Accumulated undistributed net realized gain (loss) on investments		550,702,088
Net unrealized appreciation (depreciation) on investments		4,068,297,312
Net Assets		$21,742,833,301
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,050,659,247 ÷ 529,566,019 shares)		$15.20
Class K:
Net Asset Value, offering price and redemption price per share ($12,979,898,081 ÷ 855,143,181 shares)		$15.18
Class K6:
Net Asset Value, offering price and redemption price per share ($712,275,973 ÷ 46,856,260 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$331,756,840
Income from Fidelity Central Funds		2
Total income		331,756,842
Expenses
Management fee	$96,740,096
Independent trustees' fees and expenses	51,579
Total expenses before reductions	96,791,675
Expense reductions	(4,559)	96,787,116
Net investment income (loss)		234,969,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	120,281,726
Realized gain distributions from underlying funds:
Affiliated issuers	847,374,163
Total net realized gain (loss)		967,655,889
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	651,152,594
Total change in net unrealized appreciation (depreciation)		651,152,594
Net gain (loss)		1,618,808,483
Net increase (decrease) in net assets resulting from operations		$1,853,778,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,969,726	$91,212,153
Net realized gain (loss)	967,655,889	136,198,233
Change in net unrealized appreciation (depreciation)	651,152,594	720,467,700
Net increase (decrease) in net assets resulting from operations	1,853,778,209	947,878,086
Distributions to shareholders from net investment income	(255,443,857)	(88,507,344)
Distributions to shareholders from net realized gain	(469,405,267)	(162,354,536)
Total distributions	(724,849,124)	(250,861,880)
Share transactions - net increase (decrease)	13,724,076,087	231,724,174
Total increase (decrease) in net assets	14,853,005,172	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$21,742,833,301	$6,889,828,129
Other Information
Undistributed net investment income end of period	$–	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	1.81	1.75	(.65)	.80	1.63
Total from investment operations	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.63%G	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateE	17%I	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.82
Total from investment operations	1.04
Distributions from net investment income	(.19)
Distributions from net realized gain	(.26)
Total distributions	(.46)C
Net asset value, end of period	$15.18
Total ReturnD,E	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,979,898
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.20
Net realized and unrealized gain (loss)	1.16
Total from investment operations	1.36
Distributions from net investment income	(.20)
Distributions from net realized gain	(.26)
Total distributions	(.46)
Net asset value, end of period	$15.20
Total ReturnC,D	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$712,276
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.8
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,963,738	$443,201,000
Fidelity Series 1000 Value Index Fund (a)	44,557,806	549,397,749
Fidelity Series All-Sector Equity Fund (a)	69,860,119	852,293,455
Fidelity Series Blue Chip Growth Fund (a)	61,647,072	880,936,658
Fidelity Series Commodity Strategy Fund (a)	85,913,275	466,509,085
Fidelity Series Growth & Income Fund (a)	126,532,110	1,927,084,035
Fidelity Series Growth Company Fund (a)	102,093,994	1,792,770,541
Fidelity Series Intrinsic Opportunities Fund (a)	120,772,030	2,182,350,576
Fidelity Series Opportunistic Insights Fund (a)	55,009,213	965,411,695
Fidelity Series Real Estate Equity Fund (a)	14,799,174	176,406,153
Fidelity Series Small Cap Discovery Fund (a)	20,951,296	257,910,452
Fidelity Series Small Cap Opportunities Fund (a)	55,853,488	796,470,742
Fidelity Series Stock Selector Large Cap Value Fund (a)	121,295,300	1,499,209,905
Fidelity Series Value Discovery Fund (a)	82,263,166	1,063,662,736
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,943,899,949)		13,853,614,782

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	19,289,720	196,369,345
Fidelity Series Emerging Markets Fund (a)	93,149,791	2,040,911,915
Fidelity Series International Growth Fund (a)	122,460,442	1,977,736,139
Fidelity Series International Small Cap Fund (a)	26,502,346	493,473,677
Fidelity Series International Value Fund (a)	189,740,123	2,001,758,300
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,207,805,723)		6,710,249,376

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	14,332,807	144,474,691
Fidelity Series Floating Rate High Income Fund (a)	5,148,396	48,961,247
Fidelity Series High Income Fund (a)	32,441,807	309,170,419
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,522,043	179,663,816
Fidelity Series International Credit Fund (a)	985,387	9,784,897
Fidelity Series Investment Grade Bond Fund (a)	9,657,484	106,425,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,533,584	501,632,815
Fidelity Series Real Estate Income Fund (a)	9,013,932	96,629,351
TOTAL BOND FUNDS
(Cost $1,419,351,010)		1,396,742,712

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	359,251,220	359,251,220
Fidelity Series Short-Term Credit Fund (a)	6,660,794	65,675,427
TOTAL SHORT-TERM FUNDS
(Cost $425,641,630)		424,926,647
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,996,698,312)		22,385,533,517
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,781,395)
NET ASSETS - 100%		$22,372,752,122

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$41,484,849	$46,746,850	$9,610,600	$2,267,139	$29,925,313	$443,201,000
Fidelity Series 1000 Value Index Fund	191,170,503	66,536,327	28,104,054	23,220,374	51,918	9,358,699	549,397,749
Fidelity Series All-Sector Equity Fund	296,575,515	184,689,739	72,705,154	122,484,827	1,079,939	(42,115,789)	852,293,455
Fidelity Series Blue Chip Growth Fund	303,451,828	157,362,085	122,185,964	93,892,705	9,064,984	34,199,553	880,936,658
Fidelity Series Canada Fund	--	128,127,390	9,761,606	2,158,535	58,323	(4,062,826)	196,369,345
Fidelity Series Commodity Strategy Fund	115,949,172	103,378,951	17,993,799	2,368,162	(3,123,609)	17,642,228	466,509,085
Fidelity Series Emerging Markets Debt Fund	51,381,271	17,890,631	5,755,060	7,754,110	(116,302)	(4,525,752)	144,474,691
Fidelity Series Emerging Markets Fund	727,479,065	207,422,698	432,779,110	57,586,720	35,044,718	203,883,686	2,040,911,915
Fidelity Series Floating Rate High Income	17,557,187	5,580,496	2,383,088	1,781,287	(69,256)	108,903	48,961,247
Fidelity Series Government Money Market	56,452,877	209,794,651	9,599,275	2,001,021	--	--	359,251,220
Fidelity Series Growth & Income Fund	509,763,605	392,418,608(a)	167,482,409	70,259,723	3,565,340	69,272,496	1,927,084,035
Fidelity Series Growth Company Fund	600,472,029	284,064,561	249,745,831	166,244,092	36,696,579	129,390,497	1,792,770,541
Fidelity Series High Income Fund	110,141,929	36,369,511	13,200,144	14,259,184	(88,048)	(4,004,610)	309,170,419
Fidelity Series Inflation-Protected Bond	65,384,074	26,441,065	8,278,172	3,595,036	(127,450)	(4,189,727)	179,663,816
Fidelity Series International Credit Fund	--	3,800,699	45	120,618	--	(65,474)	9,784,897
Fidelity Series International Growth Fund	686,373,633	216,523,382	230,118,855	62,095,076	4,319,719	129,806,580	1,977,736,139
Fidelity Series International Small Cap Fund	156,827,013	63,838,682	55,663,195	29,401,656	2,732,372	47,059,429	493,473,677
Fidelity Series International Value Fund	688,167,886	240,511,465	157,784,292	62,112,739	299,669	63,931,419	2,001,758,300
Fidelity Series Intrinsic Opportunities Fund	451,625,015	504,103,226(a)	2,307,182	89,733,079	(6,477)	120,376,682	2,182,350,576
Fidelity Series Investment Grade Bond Fund	31,065,292	54,458,394	36,776,792	2,295,572	532,431	(3,209,322)	106,425,476
Fidelity Series Long-Term Treasury Bond	30,159	418,530,170	16,128,935	7,165,534	(384,409)	(17,095,693)	501,632,815
Fidelity Series Opportunistic Insights Fund	332,984,066	199,132,928	139,082,568	129,086,389	12,076,230	11,453,374	965,411,695
Fidelity Series Real Estate Equity Fund	60,193,847	42,172,645	8,873,949	6,662,243	(233,486)	(15,472,924)	176,406,153
Fidelity Series Real Estate Income Fund	34,859,596	12,861,384	4,496,880	4,222,317	(65,328)	(3,757,365)	96,629,351
Fidelity Series Short-Term Credit Fund	18,743,753	20,369,586	2,799,263	800,379	(11,286)	(854,236)	65,675,427
Fidelity Series Small Cap Discovery Fund	89,631,440	22,978,559	14,066,085	2,332,086	79,137	19,218,859	257,910,452
Fidelity Series Small Cap Opportunities Fund	270,216,572	144,945,624	55,999,303	81,498,453	(622,521)	3,513,206	796,470,742
Fidelity Series Stock Selector Large Cap	516,075,449	280,375,561	78,247,403	119,353,890	(357,834)	(59,236,776)	1,499,209,905
Fidelity Series Value Discovery Fund	724,534,607	192,323,556	420,838,637(a)	64,040,921	34,298,020	(45,300,207)	1,063,662,736
	$7,264,460,749	$4,278,487,423	$2,409,903,900	$1,238,137,328	$136,960,512	$685,250,223	$22,385,533,517

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,996,698,312)	$22,385,533,517
Total Investment in Securities (cost $17,996,698,312)		$22,385,533,517
Cash		15
Receivable for investments sold		71,696,346
Receivable for fund shares sold		44,389,370
Total assets		22,501,619,248
Liabilities
Payable for investments purchased	$81,512,069
Payable for fund shares redeemed	34,568,361
Accrued management fee	12,786,696
Total liabilities		128,867,126
Net Assets		$22,372,752,122
Net Assets consist of:
Paid in capital		$17,404,159,801
Accumulated undistributed net realized gain (loss) on investments		579,757,116
Net unrealized appreciation (depreciation) on investments		4,388,835,205
Net Assets		$22,372,752,122
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,285,659,962 ÷ 776,451,871 shares)		$10.67
Class K:
Net Asset Value, offering price and redemption price per share ($13,434,641,660 ÷ 1,260,226,363 shares)		$10.66
Class K6:
Net Asset Value, offering price and redemption price per share ($652,450,500 ÷ 61,178,204 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$341,902,482
Expenses
Management fee	$100,313,967
Independent trustees' fees and expenses	53,587
Total expenses before reductions	100,367,554
Expense reductions	(4,806)	100,362,748
Net investment income (loss)		241,539,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	136,960,512
Realized gain distributions from underlying funds:
Affiliated issuers	896,234,846
Total net realized gain (loss)		1,033,195,358
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	685,250,223
Total change in net unrealized appreciation (depreciation)		685,250,223
Net gain (loss)		1,718,445,581
Net increase (decrease) in net assets resulting from operations		$1,959,985,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,539,734	$96,980,348
Net realized gain (loss)	1,033,195,358	144,536,452
Change in net unrealized appreciation (depreciation)	685,250,223	768,804,398
Net increase (decrease) in net assets resulting from operations	1,959,985,315	1,010,321,198
Distributions to shareholders from net investment income	(266,263,160)	(96,859,849)
Distributions to shareholders from net realized gain	(509,942,580)	(178,085,083)
Total distributions	(776,205,740)	(274,944,932)
Share transactions - net increase (decrease)	13,924,513,839	140,516,333
Total increase (decrease) in net assets	15,108,293,414	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$22,372,752,122	$7,264,458,708
Other Information
Undistributed net investment income end of period	$–	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	1.29	1.24	(.46)	.57	1.17
Total from investment operations	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.63%F	-%	-%	-%	-%
Expenses net of all reductions	.63%F	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateE	16%H	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.59
Total from investment operations	.74
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,434,642
Portfolio turnover rateF	16%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.83
Total from investment operations	.96
Distributions from net investment income	(.14)
Distributions from net realized gain	(.19)
Total distributions	(.33)
Net asset value, end of period	$10.66
Total ReturnC,D	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$652,451
Portfolio turnover rateF	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,417,820	$263,182,195
Fidelity Series 1000 Value Index Fund (a)	26,478,237	326,476,656
Fidelity Series All-Sector Equity Fund (a)	41,562,128	507,057,960
Fidelity Series Blue Chip Growth Fund (a)	36,671,399	524,034,296
Fidelity Series Commodity Strategy Fund (a)	51,209,956	278,070,063
Fidelity Series Growth & Income Fund (a)	75,295,887	1,146,756,357
Fidelity Series Growth Company Fund (a)	60,724,204	1,066,317,020
Fidelity Series Intrinsic Opportunities Fund (a)	71,723,467	1,296,043,058
Fidelity Series Opportunistic Insights Fund (a)	32,721,634	574,264,670
Fidelity Series Real Estate Equity Fund (a)	8,795,880	104,846,888
Fidelity Series Small Cap Discovery Fund (a)	12,452,076	153,285,060
Fidelity Series Small Cap Opportunities Fund (a)	33,236,073	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund (a)	72,196,066	892,343,372
Fidelity Series Value Discovery Fund (a)	48,960,116	633,054,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,626,652,736)		8,239,678,290

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	11,475,387	116,819,435
Fidelity Series Emerging Markets Fund (a)	55,417,424	1,214,195,749
Fidelity Series International Growth Fund (a)	72,828,340	1,176,177,691
Fidelity Series International Small Cap Fund (a)	15,760,972	293,469,300
Fidelity Series International Value Fund (a)	112,850,198	1,190,569,587
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,143,628,801)		3,991,231,762

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	8,410,263	84,775,451
Fidelity Series Floating Rate High Income Fund (a)	3,092,953	29,413,979
Fidelity Series High Income Fund (a)	19,181,811	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,086,426	107,538,333
Fidelity Series International Credit Fund (a)	590,839	5,867,034
Fidelity Series Investment Grade Bond Fund (a)	5,761,680	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,859,964	298,749,888
Fidelity Series Real Estate Income Fund (a)	5,276,101	56,559,805
TOTAL BOND FUNDS
(Cost $841,244,714)		829,200,867

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	212,944,275	212,944,275
Fidelity Series Short-Term Credit Fund (a)	4,034,521	39,780,377
TOTAL SHORT-TERM FUNDS
(Cost $253,151,294)		252,724,652
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,864,677,545)		13,312,835,571
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,509,301)
NET ASSETS - 100%		$13,305,326,270

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$32,809,218	$29,012,509	$5,668,788	$787,227	$17,168,699	$263,182,195
Fidelity Series 1000 Value Index Fund	91,992,048	49,633,303	17,629,356	13,663,296	(20,384)	5,158,706	326,476,656
Fidelity Series All-Sector Equity Fund	143,160,656	125,618,222	44,566,285	72,272,017	215,110	(26,498,596)	507,057,960
Fidelity Series Blue Chip Growth Fund	146,065,471	109,540,231	71,536,657	54,999,008	3,498,626	18,265,567	524,034,296
Fidelity Series Canada Fund	--	72,894,708	5,954,232	1,272,678	32,172	(2,535,804)	116,819,435
Fidelity Series Commodity Strategy Fund	57,174,624	64,381,962	11,152,047	1,389,127	(1,298,598)	9,710,414	278,070,063
Fidelity Series Emerging Markets Debt Fund	24,524,403	12,916,943	3,612,233	4,361,445	(70,842)	(2,767,960)	84,775,451
Fidelity Series Emerging Markets Fund	350,211,750	159,898,540	251,891,190	33,883,079	16,314,103	112,603,372	1,214,195,749
Fidelity Series Floating Rate High Income Fund	8,373,059	4,308,255	1,498,038	1,017,230	(74,075)	102,890	29,413,979
Fidelity Series Government Money Market Fund 1.67%	27,106,980	126,122,679	6,136,009	1,159,792	--	--	212,944,275
Fidelity Series Growth & Income Fund	245,345,533	247,796,594(a)	100,342,101	39,260,369	1,575,663	40,998,417	1,146,756,357
Fidelity Series Growth Company Fund	287,954,017	197,073,049	138,489,253	97,867,289	12,473,225	75,723,453	1,066,317,020
Fidelity Series High Income Fund	52,683,359	26,927,241	8,282,482	8,065,419	(67,360)	(2,438,302)	182,802,662
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	22,585,263	4,553,541	2,113,829	(62,736)	(2,531,448)	107,538,333
Fidelity Series International Credit Fund	--	1,942,483	54	72,323	--	(42,622)	5,867,034
Fidelity Series International Growth Fund	330,326,316	165,816,939	134,340,244	36,535,886	959,870	68,727,618	1,176,177,691
Fidelity Series International Small Cap Fund	75,475,113	46,764,580	32,788,948	17,297,483	1,212,496	25,579,313	293,469,300
Fidelity Series International Value Fund	331,188,904	179,675,140	93,604,012	36,561,245	(142,556)	31,477,080	1,190,569,587
Fidelity Series Intrinsic Opportunities Fund	217,564,424	309,723,919(a)	1,180,175	52,504,467	18,709	66,469,286	1,296,043,058
Fidelity Series Investment Grade Bond Fund	15,221,209	33,202,131	21,668,861	1,316,824	239,286	(1,885,886)	63,493,715
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	244,952,065	10,003,057	4,178,694	(249,985)	(10,175,970)	298,749,888
Fidelity Series Opportunistic Insights Fund	160,281,094	136,166,543	81,685,440	76,066,212	4,092,537	5,538,136	574,264,670
Fidelity Series Real Estate Equity Fund	29,201,655	27,756,344	5,563,780	3,770,328	(172,688)	(9,067,840)	104,846,888
Fidelity Series Real Estate Income Fund	16,661,979	9,471,677	2,825,110	2,341,133	(60,187)	(2,179,755)	56,559,805
Fidelity Series Short-Term Credit Fund	8,971,211	13,946,416	1,747,186	460,706	(7,922)	(516,188)	39,780,377
Fidelity Series Small Cap Discovery Fund	43,182,271	17,650,320	8,721,935	1,328,854	76,340	11,410,290	153,285,060
Fidelity Series Small Cap Opportunities Fund	130,040,169	100,626,067	34,977,225	47,737,970	(375,980)	2,018,724	473,946,400
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	194,656,475	47,997,324	69,965,577	(370,871)	(35,799,680)	892,343,372
Fidelity Series Value Discovery Fund	348,724,861	135,311,130	212,578,958(a)	37,101,877	13,224,706	(20,014,265)	633,054,295
Total	$3,496,184,500	$2,870,168,437	$1,384,338,242	$724,232,945	$51,745,886	$374,497,649	$13,312,835,571

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,864,677,545)	$13,312,835,571
Total Investment in Securities (cost $10,864,677,545)		$13,312,835,571
Receivable for investments sold		42,155,437
Receivable for fund shares sold		32,399,274
Total assets		13,387,390,282
Liabilities
Payable to custodian bank	$11
Payable for investments purchased	52,102,225
Payable for fund shares redeemed	22,450,974
Accrued management fee	7,510,802
Total liabilities		82,064,012
Net Assets		$13,305,326,270
Net Assets consist of:
Paid in capital		$10,519,788,302
Accumulated undistributed net realized gain (loss) on investments		337,379,942
Net unrealized appreciation (depreciation) on investments		2,448,158,026
Net Assets		$13,305,326,270
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,144,152,409 ÷ 342,667,649 shares)		$12.09
Class K:
Net Asset Value, offering price and redemption price per share ($8,748,415,627 ÷ 724,335,985 shares)		$12.08
Class K6:
Net Asset Value, offering price and redemption price per share ($412,758,234 ÷ 34,151,942 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$199,241,947
Expenses
Management fee	$56,979,886
Independent trustees' fees and expenses	30,002
Total expenses before reductions	57,009,888
Expense reductions	(2,309)	57,007,579
Net investment income (loss)		142,234,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	51,745,886
Realized gain distributions from underlying funds:
Affiliated issuers	524,990,998
Total net realized gain (loss)		576,736,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	374,497,649
Total change in net unrealized appreciation (depreciation)		374,497,649
Net gain (loss)		951,234,533
Net increase (decrease) in net assets resulting from operations		$1,093,468,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,234,368	$45,505,718
Net realized gain (loss)	576,736,884	70,221,421
Change in net unrealized appreciation (depreciation)	374,497,649	358,042,833
Net increase (decrease) in net assets resulting from operations	1,093,468,901	473,769,972
Distributions to shareholders from net investment income	(156,078,537)	(45,424,022)
Distributions to shareholders from net realized gain	(256,279,773)	(83,790,283)
Total distributions	(412,358,310)	(129,214,305)
Share transactions - net increase (decrease)	9,128,031,725	238,655,834
Total increase (decrease) in net assets	9,809,142,316	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$13,305,326,270	$3,496,183,954
Other Information
Undistributed net investment income end of period	$–	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.46	1.39	(.52)	.64	1.39
Total from investment operations	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.63%H	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateF	17%J	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.08
Total ReturnD,E	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,748,416
Portfolio turnover rateF	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.09
Total ReturnC,D	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$412,758
Portfolio turnover rateE	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.9%
International Equity Funds	30.0%
Bond Funds	6.3%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,032,458	$222,464,053
Fidelity Series 1000 Value Index Fund (a)	22,411,210	276,330,213
Fidelity Series All-Sector Equity Fund (a)	35,169,821	429,071,816
Fidelity Series Blue Chip Growth Fund (a)	31,028,868	443,402,520
Fidelity Series Commodity Strategy Fund (a)	43,321,750	235,237,103
Fidelity Series Growth & Income Fund (a)	63,722,386	970,491,938
Fidelity Series Growth Company Fund (a)	51,374,282	902,132,390
Fidelity Series Intrinsic Opportunities Fund (a)	60,612,814	1,095,273,542
Fidelity Series Opportunistic Insights Fund (a)	27,686,833	485,903,915
Fidelity Series Real Estate Equity Fund (a)	7,431,053	88,578,147
Fidelity Series Small Cap Discovery Fund (a)	10,539,699	129,743,700
Fidelity Series Small Cap Opportunities Fund (a)	28,121,517	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund (a)	61,098,318	755,175,216
Fidelity Series Value Discovery Fund (a)	41,432,771	535,725,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,636,147,797)		6,970,543,117

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	9,708,497	98,832,496
Fidelity Series Emerging Markets Fund (a)	46,880,402	1,027,149,604
Fidelity Series International Growth Fund (a)	61,610,764	995,013,836
Fidelity Series International Small Cap Fund (a)	13,333,241	248,264,939
Fidelity Series International Value Fund (a)	95,472,284	1,007,232,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,668,228,125)		3,376,493,466

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,101,482	71,582,940
Fidelity Series Floating Rate High Income Fund (a)	2,638,644	25,093,502
Fidelity Series High Income Fund (a)	16,210,868	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,380,686	90,992,656
Fidelity Series International Credit Fund (a)	497,267	4,937,865
Fidelity Series Investment Grade Bond Fund (a)	4,872,934	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,493,165	252,756,420
Fidelity Series Real Estate Income Fund (a)	4,466,436	47,880,196
TOTAL BOND FUNDS
(Cost $712,356,832)		701,432,887

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	180,118,828	180,118,828
Fidelity Series Short-Term Credit Fund (a)	3,415,627	33,678,083
TOTAL SHORT-TERM FUNDS
(Cost $214,154,888)		213,796,911
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,230,887,642)		11,262,266,381
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,338,706)
NET ASSETS - 100%		$11,255,927,675

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$28,811,895	$23,191,739	$4,759,360	$437,466	$14,439,733	$222,464,053
Fidelity Series 1000 Value Index Fund	75,814,592	43,495,598	13,912,118	11,471,964	(64,682)	4,214,336	276,330,213
Fidelity Series All-Sector Equity Fund	118,131,044	108,429,436	35,924,587	60,760,639	81,552	(22,528,823)	429,071,816
Fidelity Series Blue Chip Growth Fund	120,528,023	94,677,664	58,452,415	45,951,013	2,683,319	15,399,960	443,402,520
Fidelity Series Canada Fund	--	61,417,002	4,919,558	1,067,970	9,023	(2,160,063)	98,832,496
Fidelity Series Commodity Strategy Fund	47,433,910	54,743,272	8,789,878	1,164,129	(1,211,505)	8,266,245	235,237,103
Fidelity Series Emerging Markets Debt Fund	20,222,367	11,223,948	2,933,313	3,647,915	(32,515)	(2,360,704)	71,582,940
Fidelity Series Emerging Markets Fund	288,955,854	138,476,182	207,513,577	28,441,551	12,935,487	94,239,831	1,027,149,604
Fidelity Series Floating Rate High Income Fund	6,949,953	3,816,970	1,215,498	858,519	(18,282)	42,886	25,093,502
Fidelity Series Government Money Market Fund 1.67%	22,353,640	106,747,016	4,884,054	971,370	--	--	180,118,828
Fidelity Series Growth & Income Fund	202,356,403	213,029,397(a)	82,299,509	32,791,116	1,002,299	34,269,160	970,491,938
Fidelity Series Growth Company Fund	237,459,962	170,500,158	112,794,354	82,153,624	9,187,883	63,986,197	902,132,390
Fidelity Series High Income Fund	43,407,771	23,520,713	6,727,000	6,752,188	(53,179)	(2,072,386)	154,489,571
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	20,245,312	3,597,516	1,776,827	(50,509)	(2,128,409)	90,992,656
Fidelity Series International Credit Fund	--	1,628,597	29	60,868	--	(35,934)	4,937,865
Fidelity Series International Growth Fund	272,563,530	145,142,947	110,746,013	30,668,370	613,482	57,237,963	995,013,836
Fidelity Series International Small Cap Fund	62,277,109	40,800,761	27,121,640	14,519,574	857,919	21,444,446	248,264,939
Fidelity Series International Value Fund	273,275,108	157,282,169	76,546,138	30,687,297	(594,680)	25,929,731	1,007,232,591
Fidelity Series Intrinsic Opportunities Fund	180,016,043	260,384,741(a)	1,132,968	44,121,745	18,524	55,331,942	1,095,273,542
Fidelity Series Investment Grade Bond Fund	12,708,969	27,976,575	18,092,379	1,104,377	224,256	(1,610,678)	53,699,737
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	206,473,324	7,790,072	3,513,142	(186,310)	(8,574,431)	252,756,420
Fidelity Series Opportunistic Insights Fund	132,258,253	117,575,182	66,890,252	63,901,632	3,028,857	4,585,152	485,903,915
Fidelity Series Real Estate Equity Fund	24,159,960	23,724,176	4,391,489	3,145,100	(187,693)	(7,577,322)	88,578,147
Fidelity Series Real Estate Income Fund	13,720,923	8,294,666	2,293,577	1,951,411	(50,235)	(1,828,236)	47,880,196
Fidelity Series Short-Term Credit Fund	7,399,416	11,926,346	1,375,045	386,446	(6,441)	(434,770)	33,678,083
Fidelity Series Small Cap Discovery Fund	35,628,306	16,116,954	6,891,166	1,111,944	15,558	9,530,103	129,743,700
Fidelity Series Small Cap Opportunities Fund	107,210,344	86,847,558	27,856,560	39,907,883	(322,682)	1,680,380	401,012,829
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	168,272,653	39,247,103	58,765,036	(272,138)	(30,516,714)	755,175,216
Fidelity Series Value Discovery Fund	287,661,234	117,773,708	174,790,153(a)	31,114,095	10,726,891	(16,696,835)	535,725,735
Total	$2,884,830,830	$2,469,354,920	$1,132,319,700	$607,527,105	$38,771,665	$312,072,760	$11,262,266,381
 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,230,887,642)	$11,262,266,381
Total Investment in Securities (cost $9,230,887,642)		$11,262,266,381
Receivable for investments sold		35,240,839
Receivable for fund shares sold		27,779,083
Total assets		11,325,286,303
Liabilities
Payable to custodian bank	$54
Payable for investments purchased	45,751,449
Payable for fund shares redeemed	17,265,994
Accrued management fee	6,341,131
Total liabilities		69,358,628
Net Assets		$11,255,927,675
Net Assets consist of:
Paid in capital		$8,945,031,768
Distributions in excess of net investment income		(1,076,446)
Accumulated undistributed net realized gain (loss) on investments		280,593,614
Net unrealized appreciation (depreciation) on investments		2,031,378,739
Net Assets		$11,255,927,675
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,452,997,358 ÷ 283,978,501 shares)		$12.16
Class K:
Net Asset Value, offering price and redemption price per share ($7,475,338,872 ÷ 615,706,880 shares)		$12.14
Class K6:
Net Asset Value, offering price and redemption price per share ($327,591,445 ÷ 26,958,664 shares)		$12.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$167,129,277
Expenses
Management fee	$47,766,651
Independent trustees' fees and expenses	25,088
Total expenses before reductions	47,791,739
Expense reductions	(1,911)	47,789,828
Net investment income (loss)		119,339,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,190,871)
Fidelity Central Funds	26,190,871
Affiliated issuers	38,771,665
Realized gain distributions from underlying funds:
Affiliated issuers	440,397,828
Total net realized gain (loss)		479,169,493
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	312,072,760
Total change in net unrealized appreciation (depreciation)		312,072,760
Net gain (loss)		791,242,253
Net increase (decrease) in net assets resulting from operations		$910,581,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,339,449	$37,285,493
Net realized gain (loss)	479,169,493	56,748,247
Change in net unrealized appreciation (depreciation)	312,072,760	294,641,485
Net increase (decrease) in net assets resulting from operations	910,581,702	388,675,225
Distributions to shareholders from net investment income	(131,450,258)	(36,871,772)
Distributions to shareholders from net realized gain	(213,055,694)	(67,884,342)
Total distributions	(344,505,952)	(104,756,114)
Share transactions - net increase (decrease)	7,805,021,541	237,530,130
Total increase (decrease) in net assets	8,371,097,291	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$11,255,927,675	$2,884,830,384
Other Information
Undistributed net investment income end of period	$–	$1,491,755
Distributions in excess of net investment income end of period	$(1,076,446)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	1.48	1.40	(.52)	.65	1.41
Total from investment operations	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsC,D
Expenses before reductions	.63%E	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.63%E	-%	-%	-%	-%
Expenses net of all reductions	.63%E	-%	-%	-%	-%
Net investment income (loss)	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateC	16%G	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.17
Net realized and unrealized gain (loss)	.67
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.19)
Total distributions	(.35)C
Net asset value, end of period	$12.14
Total ReturnD,E	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H,I
Expenses net of fee waivers, if any	.65%H,I
Expenses net of all reductions	.65%H,I
Net investment income (loss)	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,475,339
Portfolio turnover rateF	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.16)
Distributions from net realized gain	(.19)
Total distributions	(.35)
Net asset value, end of period	$12.15
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$327,591
Portfolio turnover rateE	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.6
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,058,145	$86,342,541
Fidelity Series 1000 Value Index Fund (a)	8,753,656	107,932,581
Fidelity Series All-Sector Equity Fund (a)	13,736,458	167,584,790
Fidelity Series Blue Chip Growth Fund (a)	12,114,381	173,114,503
Fidelity Series Commodity Strategy Fund (a)	16,930,937	91,934,990
Fidelity Series Growth & Income Fund (a)	24,904,073	379,289,030
Fidelity Series Growth Company Fund (a)	20,044,472	351,980,935
Fidelity Series Intrinsic Opportunities Fund (a)	23,630,368	427,000,743
Fidelity Series Opportunistic Insights Fund (a)	10,808,776	189,694,018
Fidelity Series Real Estate Equity Fund (a)	2,877,073	34,294,713
Fidelity Series Small Cap Discovery Fund (a)	4,117,119	50,681,737
Fidelity Series Small Cap Opportunities Fund (a)	10,981,648	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,880,872	295,167,577
Fidelity Series Value Discovery Fund (a)	16,192,296	209,366,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,396,429,122)		2,720,982,845

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	3,792,420	38,606,833
Fidelity Series Emerging Markets Fund (a)	18,297,241	400,892,549
Fidelity Series International Growth Fund (a)	24,047,949	388,374,374
Fidelity Series International Small Cap Fund (a)	5,204,021	96,898,872
Fidelity Series International Value Fund (a)	37,273,792	393,238,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,115,150,922)		1,318,011,137

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,699,381	27,209,763
Fidelity Series Floating Rate High Income Fund (a)	1,051,785	10,002,475
Fidelity Series High Income Fund (a)	6,314,291	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,677,900	35,675,631
Fidelity Series International Credit Fund (a)	168,073	1,668,964
Fidelity Series Investment Grade Bond Fund (a)	1,898,835	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,528,804	98,801,847
Fidelity Series Real Estate Income Fund (a)	1,765,699	18,928,290
TOTAL BOND FUNDS
(Cost $277,336,703)		273,387,330

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	70,121,042	70,121,042
Fidelity Series Short-Term Credit Fund (a)	1,352,276	13,333,440
TOTAL SHORT-TERM FUNDS
(Cost $83,592,911)		83,454,482
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,872,509,658)		4,395,835,794
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,443,782)
NET ASSETS - 100%		$4,393,392,012

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$18,202,006	$8,460,609	$1,770,495	$43,309	$5,101,125	$86,342,541
Fidelity Series 1000 Value Index Fund	24,255,513	26,081,779	5,150,618	4,272,736	(43,808)	1,258,604	107,932,581
Fidelity Series All-Sector Equity Fund	37,780,585	55,780,637	12,906,709	22,836,770	(11,041)	(9,212,080)	167,584,790
Fidelity Series Blue Chip Growth Fund	38,547,010	50,429,075	20,983,726	16,741,236	244,092	5,887,414	173,114,503
Fidelity Series Canada Fund	--	25,062,858	1,776,273	396,865	(12,624)	(891,436)	38,606,833
Fidelity Series Commodity Strategy Fund	15,750,440	27,052,073	3,006,783	428,674	52,176	2,539,627	91,934,990
Fidelity Series Emerging Markets Debt Fund	6,351,178	6,457,324	1,027,346	1,303,723	306	(892,191)	27,209,763
Fidelity Series Emerging Markets Fund	92,291,452	84,510,631	71,058,107	10,574,532	2,817,401	34,665,281	400,892,549
Fidelity Series Floating Rate High Income Fund	2,277,567	2,397,383	426,246	320,788	(1,033)	10,153	10,002,475
Fidelity Series Government Money Market Fund 1.67%	7,128,818	43,816,226	1,704,099	362,886	--	--	70,121,042
Fidelity Series Growth & Income Fund	64,757,517	110,575,083(a)	29,573,063	11,865,376	172,274	11,786,116	379,289,030
Fidelity Series Growth Company Fund	75,561,673	91,358,415	36,503,202	30,540,415	624,304	24,465,434	351,980,935
Fidelity Series High Income Fund	13,866,939	14,026,940	2,345,228	2,478,735	6,134	(859,058)	60,175,196
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	11,484,967	1,221,085	663,397	(13,861)	(798,755)	35,675,631
Fidelity Series International Credit Fund	--	553,903	12	20,573	--	(12,112)	1,668,964
Fidelity Series International Growth Fund	87,135,142	89,137,535	39,295,446	11,400,933	(152,178)	19,630,565	388,374,374
Fidelity Series International Small Cap Fund	19,909,249	23,540,461	9,625,480	5,397,712	108,950	7,756,119	96,898,872
Fidelity Series International Value Fund	87,362,038	93,680,620	26,556,218	11,426,302	(108,943)	7,764,016	393,238,509
Fidelity Series Intrinsic Opportunities Fund	58,119,244	131,432,076(a)	358,817	16,026,654	(1,814)	19,530,817	427,000,743
Fidelity Series Investment Grade Bond Fund	4,305,047	11,809,042	6,612,872	407,879	16,071	(540,864)	20,925,164
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	81,721,568	2,782,540	1,313,822	(60,143)	(3,180,574)	98,801,847
Fidelity Series Opportunistic Insights Fund	42,298,882	60,914,014	24,095,789	23,863,827	416,625	1,312,689	189,694,018
Fidelity Series Real Estate Equity Fund	7,780,471	11,372,089	1,548,933	1,152,588	(55,776)	(2,854,852)	34,294,713
Fidelity Series Real Estate Income Fund	4,370,535	4,950,354	805,135	715,418	(15,748)	(699,918)	18,928,290
Fidelity Series Short-Term Credit Fund	2,301,275	5,842,889	464,859	143,039	(2,047)	(166,184)	13,333,440
Fidelity Series Small Cap Discovery Fund	11,402,903	10,439,437	2,504,533	405,353	(9,542)	3,455,488	50,681,737
Fidelity Series Small Cap Opportunities Fund	34,103,264	46,048,783	10,239,924	14,597,805	(159,334)	659,156	156,598,303
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	90,220,903	14,433,802	21,974,543	(122,333)	(12,325,926)	295,167,577
Fidelity Series Value Discovery Fund	91,815,328	62,898,336	57,599,402(a)	11,474,213	2,680,485	(5,442,739)	209,366,384
Total	$922,284,454	$1,291,797,407	$393,066,856	$224,877,289	$6,411,902	$107,945,915	$4,395,835,794

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,872,509,658)	$4,395,835,794
Total Investment in Securities (cost $3,872,509,658)		$4,395,835,794
Receivable for investments sold		13,184,458
Receivable for fund shares sold		15,913,943
Total assets		4,424,934,195
Liabilities
Payable for investments purchased	$21,466,572
Payable for fund shares redeemed	7,630,529
Accrued management fee	2,445,082
Total liabilities		31,542,183
Net Assets		$4,393,392,012
Net Assets consist of:
Paid in capital		$3,774,718,446
Distributions in excess of net investment income		(1,831,367)
Accumulated undistributed net realized gain (loss) on investments		97,178,797
Net unrealized appreciation (depreciation) on investments		523,326,136
Net Assets		$4,393,392,012
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,265,311,313 ÷ 92,356,035 shares)		$13.70
Class K:
Net Asset Value, offering price and redemption price per share ($2,992,599,355 ÷ 218,630,178 shares)		$13.69
Class K6:
Net Asset Value, offering price and redemption price per share ($135,481,344 ÷ 9,892,351 shares)		$13.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$61,759,612
Expenses
Management fee	$17,585,388
Independent trustees' fees and expenses	9,079
Total expenses before reductions	17,594,467
Expense reductions	(613)	17,593,854
Net investment income (loss)		44,165,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,411,902
Realized gain distributions from underlying funds:
Affiliated issuers	163,117,677
Total net realized gain (loss)		169,529,579
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	107,945,915
Total change in net unrealized appreciation (depreciation)		107,945,915
Net gain (loss)		277,475,494
Net increase (decrease) in net assets resulting from operations		$321,641,252

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,165,758	$11,233,935
Net realized gain (loss)	169,529,579	11,661,308
Change in net unrealized appreciation (depreciation)	107,945,915	93,927,353
Net increase (decrease) in net assets resulting from operations	321,641,252	116,822,596
Distributions to shareholders from net investment income	(48,627,128)	(11,091,790)
Distributions to shareholders from net realized gain	(70,153,488)	(15,197,673)
Total distributions	(118,780,616)	(26,289,463)
Share transactions - net increase (decrease)	3,268,247,071	182,129,905
Total increase (decrease) in net assets	3,471,107,707	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$4,393,392,012	$922,284,305
Other Information
Undistributed net investment income end of period	$–	$461,138
Distributions in excess of net investment income end of period	$(1,831,367)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	1.64	1.57	(.59)	.72	1.51
Total from investment operations	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.64%F	-%	-%	-%	-%
Expenses net of all reductions	.64%F	-%	-%	-%	-%
Net investment income (loss)	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateD	15%H	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	.76
Total from investment operations	.95
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.37)
Net asset value, end of period	$13.69
Total ReturnC,D	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,992,599
Portfolio turnover rateE	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.25
Distributions from net investment income	(.17)
Distributions from net realized gain	(.20)
Total distributions	(.38)C
Net asset value, end of period	$13.70
Total ReturnD,E	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H,I
Expenses net of fee waivers, if any	.50%H,I
Expenses net of all reductions	.50%H,I
Net investment income (loss)	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$135,481
Portfolio turnover rateF	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.7
Fidelity Series Emerging Markets Fund	9.1
Fidelity Series International Value Fund	9.0
Fidelity Series International Growth Fund	8.8
Fidelity Series Growth & Income Fund	8.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
73.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.0%
International Equity Funds	30.0%
Bond Funds	6.2%
Short-Term Funds	1.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	931,733	$15,904,680
Fidelity Series 1000 Value Index Fund (a)	1,640,301	20,224,908
Fidelity Series All-Sector Equity Fund (a)	2,561,768	31,253,568
Fidelity Series Blue Chip Growth Fund (a)	2,257,072	32,253,565
Fidelity Series Commodity Strategy Fund (a)	3,157,585	17,145,686
Fidelity Series Growth & Income Fund (a)	4,651,132	70,836,746
Fidelity Series Growth Company Fund (a)	3,726,911	65,444,549
Fidelity Series Intrinsic Opportunities Fund (a)	4,380,605	79,157,527
Fidelity Series Opportunistic Insights Fund (a)	2,013,415	35,335,440
Fidelity Series Real Estate Equity Fund (a)	526,249	6,272,892
Fidelity Series Small Cap Discovery Fund (a)	770,717	9,487,528
Fidelity Series Small Cap Opportunities Fund (a)	2,045,557	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,459,065	55,114,043
Fidelity Series Value Discovery Fund (a)	3,022,055	39,075,165
TOTAL DOMESTIC EQUITY FUNDS
(Cost $476,745,639)		506,675,939

International Equity Funds - 30.0%
Fidelity Series Canada Fund (a)	707,519	7,202,539
Fidelity Series Emerging Markets Fund (a)	3,397,019	74,428,681
Fidelity Series International Growth Fund (a)	4,477,184	72,306,514
Fidelity Series International Small Cap Fund (a)	968,806	18,039,162
Fidelity Series International Value Fund (a)	6,943,655	73,255,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $217,514,045)		245,232,458

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	480,243	4,840,852
Fidelity Series Floating Rate High Income Fund (a)	198,771	1,890,315
Fidelity Series High Income Fund (a)	1,167,654	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund (a)	697,786	6,768,528
Fidelity Series International Credit Fund (a)	24,620	244,476
Fidelity Series Investment Grade Bond Fund (a)	351,702	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,161,160	18,521,138
Fidelity Series Real Estate Income Fund (a)	334,021	3,580,706
TOTAL BOND FUNDS
(Cost $51,233,961)		50,849,518

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.67% (a)(b)	13,009,017	13,009,017
Fidelity Series Short-Term Credit Fund (a)	265,955	2,622,315
TOTAL SHORT-TERM FUNDS
(Cost $15,656,529)		15,631,332
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $761,150,174)		818,389,247
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(447,538)
NET ASSETS - 100%		$817,941,709

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$6,438,548	$1,029,051	$282,286	$(1,108)	$663,557	$15,904,680
Fidelity Series 1000 Value Index Fund	3,069,993	8,902,224	525,262	689,068	(3,302)	18,615	20,224,908
Fidelity Series All-Sector Equity Fund	4,762,745	16,148,837	1,488,531	3,795,985	20,418	(1,873,521)	31,253,568
Fidelity Series Blue Chip Growth Fund	4,859,349	15,114,238	2,698,720	2,495,792	(12,842)	903,849	32,253,565
Fidelity Series Canada Fund	--	5,267,123	178,820	62,924	(2,362)	(198,579)	7,202,539
Fidelity Series Commodity Strategy Fund	1,964,660	8,000,877	288,686	66,231	1,380	408,093	17,145,686
Fidelity Series Emerging Markets Debt Fund	762,854	2,110,792	87,884	196,841	(375)	(141,345)	4,840,852
Fidelity Series Emerging Markets Fund	11,652,982	28,909,823	8,239,161	1,687,534	51,872	5,343,249	74,428,681
Fidelity Series Floating Rate High Income Fund	280,209	840,821	36,476	51,454	65	1,030	1,890,315
Fidelity Series Government Money Market Fund 1.67%	921,937	9,235,461	137,464	60,464	--	--	13,009,017
Fidelity Series Growth & Income Fund	8,185,945	33,433,485(a)	3,557,151	1,832,502	(8,506)	1,246,946	70,836,746
Fidelity Series Growth Company Fund	9,226,869	29,089,973	4,216,484	4,872,725	15,518	3,409,874	65,444,549
Fidelity Series High Income Fund	1,737,800	4,704,002	199,152	397,295	1,247	(167,767)	11,127,742
Fidelity Series Inflation-Protected Bond Index Fund	936,424	3,383,430	116,870	107,840	(218)	(126,674)	6,768,528
Fidelity Series International Credit Fund	--	84,118	--	3,013	--	(1,744)	244,476
Fidelity Series International Growth Fund	10,972,971	30,738,484	4,989,979	1,819,043	(97,877)	2,636,864	72,306,514
Fidelity Series International Small Cap Fund	2,507,199	7,667,385	1,198,082	861,206	823	1,182,055	18,039,162
Fidelity Series International Value Fund	11,001,344	31,460,965	2,755,950	1,821,065	33,414	586,654	73,255,562
Fidelity Series Intrinsic Opportunities Fund	7,535,524	37,905,112(a)	280,851	2,427,329	(676)	2,723,104	79,157,527
Fidelity Series Investment Grade Bond Fund	520,788	2,699,966	965,554	65,806	(1,893)	(85,169)	3,875,761
Fidelity Series Long-Term Treasury Bond Index Fund	370	15,991,507	263,809	217,662	(3,198)	(501,965)	18,521,138
Fidelity Series Opportunistic Insights Fund	5,332,374	17,739,165	3,157,115	3,873,652	(1,286)	(66,422)	35,335,440
Fidelity Series Real Estate Equity Fund	988,977	3,158,976	176,455	182,065	(5,698)	(474,650)	6,272,892
Fidelity Series Real Estate Income Fund	550,371	1,639,191	68,964	112,387	(536)	(117,574)	3,580,706
Fidelity Series Short-Term Credit Fund	297,090	1,541,073	39,611	24,141	(135)	(28,933)	2,622,315
Fidelity Series Small Cap Discovery Fund	1,441,817	3,895,463	286,416	62,853	(926)	477,589	9,487,528
Fidelity Series Small Cap Opportunities Fund	4,306,667	13,634,323	1,155,384	2,200,035	(16,018)	106,960	29,169,642
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	27,082,594	1,350,587	3,615,628	3,845	(2,529,930)	55,114,043
Fidelity Series Value Discovery Fund	11,565,215	19,198,481	7,447,711(a)	1,822,051	135,447	(881,350)	39,075,165
Total	$116,154,990	$386,016,437	$46,936,180	$35,706,877	$107,073	$12,512,816	$818,389,247

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $761,150,174)	$818,389,247
Total Investment in Securities (cost $761,150,174)		$818,389,247
Cash		6
Receivable for investments sold		2,275,404
Receivable for fund shares sold		4,177,841
Total assets		824,842,498
Liabilities
Payable for investments purchased	$5,036,302
Payable for fund shares redeemed	1,416,592
Accrued management fee	447,895
Total liabilities		6,900,789
Net Assets		$817,941,709
Net Assets consist of:
Paid in capital		$744,574,776
Distributions in excess of net investment income		(655,535)
Accumulated undistributed net realized gain (loss) on investments		16,783,395
Net unrealized appreciation (depreciation) on investments		57,239,073
Net Assets		$817,941,709
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($241,895,726 ÷ 19,822,548 shares)		$12.20
Class K:
Net Asset Value, offering price and redemption price per share ($549,158,159 ÷ 45,048,608 shares)		$12.19
Class K6:
Net Asset Value, offering price and redemption price per share ($26,887,824 ÷ 2,203,517 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,775,316
Expenses
Management fee	$2,854,340
Independent trustees' fees and expenses	1,414
Total expenses before reductions	2,855,754
Expense reductions	(75)	2,855,679
Net investment income (loss)		6,919,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	107,073
Realized gain distributions from underlying funds:
Affiliated issuers	25,931,561
Total net realized gain (loss)		26,038,634
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	12,512,816
Total change in net unrealized appreciation (depreciation)		12,512,816
Net gain (loss)		38,551,450
Net increase (decrease) in net assets resulting from operations		$45,471,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,919,637	$1,154,087
Net realized gain (loss)	26,038,634	1,463,110
Change in net unrealized appreciation (depreciation)	12,512,816	9,155,957
Net increase (decrease) in net assets resulting from operations	45,471,087	11,773,154
Distributions to shareholders from net investment income	(7,703,403)	(1,119,481)
Distributions to shareholders from net realized gain	(9,428,917)	(924,001)
Total distributions	(17,132,320)	(2,043,482)
Share transactions - net increase (decrease)	673,447,954	59,406,386
Total increase (decrease) in net assets	701,786,721	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$817,941,709	$116,154,988
Other Information
Undistributed net investment income end of period	$–	$57,090
Distributions in excess of net investment income end of period	$(655,535)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.16	.10
Net realized and unrealized gain (loss)	1.46	1.37	(.53)	.52
Total from investment operations	1.59	1.53	(.37)	.62
Distributions from net investment income	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.26)	(.17)	(.17)	(.07)
Total distributions	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.20	$11.01	$9.78	$10.45
Total ReturnE	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	- %I	- %I	- %I,J
Expenses net of fee waivers, if any	.66%H	-%	-%	- %J
Expenses net of all reductions	.66%H	-%	-%	- %J
Net investment income (loss)	1.09%	1.54%	1.67%	1.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateF	11%K	21%	31%	28%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Annualized

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.68
Total from investment operations	.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.19
Total ReturnC,D	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G,H
Expenses net of fee waivers, if any	.65%G,H
Expenses net of all reductions	.65%G,H
Net investment income (loss)	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$549,158
Portfolio turnover rate E	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	.96
Total from investment operations	1.10
Distributions from net investment income	(.15)
Distributions from net realized gain	(.15)
Total distributions	(.30)
Net asset value, end of period	$12.20
Total ReturnC,D	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G,H
Expenses net of fee waivers, if any	.50%G,H
Expenses net of all reductions	.50%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,888
Portfolio turnover rateE	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The aggregate value of investments by input level as of March 31, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,489,005,582	$279,176,237	$(47,267,424)	$231,908,813
Fidelity Freedom 2005 Fund	958,605,080	85,863,430	(21,429,309)	64,434,121
Fidelity Freedom 2010 Fund	5,847,136,646	761,250,097	(111,320,535)	649,929,562
Fidelity Freedom 2015 Fund	8,807,520,428	1,444,974,623	(129,067,065)	1,315,907,558
Fidelity Freedom 2020 Fund	25,969,455,434	4,463,905,332	(416,824,105)	4,047,081,227
Fidelity Freedom 2025 Fund	23,523,803,519	4,103,199,553	(321,195,578)	3,782,003,975
Fidelity Freedom 2030 Fund	26,587,201,146	5,637,290,779	(285,635,705)	5,351,655,074
Fidelity Freedom 2035 Fund	17,722,020,111	4,167,121,966	(133,910,175)	4,033,211,791
Fidelity Freedom 2040 Fund	18,034,568,362	4,480,683,126	(129,717,971)	4,350,965,155
Fidelity Freedom 2045 Fund	10,885,286,442	2,507,897,546	(80,348,417)	2,427,549,129
Fidelity Freedom 2050 Fund	9,249,146,849	2,081,923,316	(68,803,784)	2,013,119,532
Fidelity Freedom 2055 Fund	3,883,317,948	554,345,171	(41,827,325)	512,517,846
Fidelity Freedom 2060 Fund	762,324,648	65,565,075	(9,500,476)	56,064,599

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$7,806,711	$36,034,130	$231,908,813
Fidelity Freedom 2005 Fund	3,770,678	13,865,421	64,434,121
Fidelity Freedom 2010 Fund	23,782,132	128,970,087	649,929,562
Fidelity Freedom 2015 Fund	34,778,152	222,903,828	1,315,907,558
Fidelity Freedom 2020 Fund	80,115,607	655,764,596	4,047,081,227
Fidelity Freedom 2025 Fund	53,021,330	574,981,498	3,782,003,975
Fidelity Freedom 2030 Fund	37,674,246	810,087,935	5,351,655,074
Fidelity Freedom 2035 Fund	9,640,301	576,147,310	4,033,211,791
Fidelity Freedom 2040 Fund	2,799,007	614,828,157	4,350,965,155
Fidelity Freedom 2045 Fund	1,186,481	356,802,357	2,427,549,129
Fidelity Freedom 2050 Fund	–	298,852,819	2,013,119,532
Fidelity Freedom 2055 Fund	–	107,987,088	512,517,846
Fidelity Freedom 2060 Fund	–	17,957,870	56,064,599

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$59,848,117	$59,542,043	$119,390,160
Fidelity Freedom 2005 Fund	16,088,182	18,342,832	34,431,014
Fidelity Freedom 2010 Fund	110,846,319	175,338,147	286,184,466
Fidelity Freedom 2015 Fund	169,438,811	260,911,363	430,350,174
Fidelity Freedom 2020 Fund	485,379,607	623,034,628	1,108,414,235
Fidelity Freedom 2025 Fund	432,040,605	464,445,330	896,485,935
Fidelity Freedom 2030 Fund	523,900,861	642,379,992	1,166,280,853
Fidelity Freedom 2035 Fund	354,910,547	369,938,577	724,849,124
Fidelity Freedom 2040 Fund	367,209,112	408,996,628	776,205,740
Fidelity Freedom 2045 Fund	214,132,446	198,225,864	412,358,310
Fidelity Freedom 2050 Fund	181,104,825	163,401,127	344,505,952
Fidelity Freedom 2055 Fund	66,698,701	52,081,915	118,780,616
Fidelity Freedom 2060 Fund	10,534,555	6,597,765	17,132,320

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$40,536,102	$29,154,612	$69,690,714
Fidelity Freedom 2005 Fund	11,160,500	6,409,275	17,569,775
Fidelity Freedom 2010 Fund	80,368,531	64,628,003	144,996,534
Fidelity Freedom 2015 Fund	99,427,436	95,245,831	194,673,267
Fidelity Freedom 2020 Fund	213,211,487	239,572,916	452,784,403
Fidelity Freedom 2025 Fund	157,620,966	194,204,711	351,825,677
Fidelity Freedom 2030 Fund	173,773,140	244,315,902	418,089,042
Fidelity Freedom 2035 Fund	94,344,469	156,517,411	250,861,880
Fidelity Freedom 2040 Fund	102,731,589	172,213,343	274,944,932
Fidelity Freedom 2045 Fund	48,804,914	80,409,391	129,214,305
Fidelity Freedom 2050 Fund	39,634,868	65,121,246	104,756,114
Fidelity Freedom 2055 Fund	12,087,248	14,202,215	26,289,463
Fidelity Freedom 2060 Fund	1,271,461	772,021	2,043,482

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	496,084,681	553,918,265
Fidelity Freedom 2005 Fund	198,838,677	187,856,918
Fidelity Freedom 2010 Fund	1,039,369,593	1,389,222,685
Fidelity Freedom 2015 Fund	1,786,474,514	2,004,652,507
Fidelity Freedom 2020 Fund	5,108,651,665	4,378,744,137
Fidelity Freedom 2025 Fund	5,449,152,410	3,212,766,329
Fidelity Freedom 2030 Fund	6,388,369,929	3,971,481,732
Fidelity Freedom 2035 Fund	4,641,083,254	2,405,854,745
Fidelity Freedom 2040 Fund	4,278,487,423	2,409,903,900
Fidelity Freedom 2045 Fund	2,870,168,437	1,384,338,242
Fidelity Freedom 2050 Fund	2,469,354,920	1,132,319,700
Fidelity Freedom 2055 Fund	1,291,797,407	393,066,856
Fidelity Freedom 2060 Fund	386,016,437	46,936,180

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through March 31, 2018, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income Fund	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005 Fund	9,132,913	818,016
Fidelity Freedom 2010 Fund	82,938,352	17,423,248
Fidelity Freedom 2015 Fund	132,300,852	26,218,924
Fidelity Freedom 2020 Fund	349,185,809	55,046,914
Fidelity Freedom 2025 Fund	312,149,126	36,476,750
Fidelity Freedom 2030 Fund	443,448,822	45,658,987
Fidelity Freedom 2035 Fund	315,567,651	25,385,650
Fidelity Freedom 2040 Fund	341,654,429	31,022,107
Fidelity Freedom 2045 Fund	165,214,747	12,941,012
Fidelity Freedom 2050 Fund	136,449,649	10,462,773
Fidelity Freedom 2055 Fund	44,625,815	2,684,111
Fidelity Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Freedom Income Fund	$25
Fidelity Freedom 2010 Fund	1
Fidelity Freedom 2015 Fund	19
Fidelity Freedom 2020 Fund	29
Fidelity Freedom 2025 Fund	18
Fidelity Freedom 2030 Fund	27
Fidelity Freedom 2035 Fund	38
Fidelity Freedom 2040 Fund	43
Fidelity Freedom 2045 Fund	17
Fidelity Freedom 2050 Fund	20
Fidelity Freedom 2055 Fund	8

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$34,335,271	$37,016,596
Class K	17,390,446	–
Class K6	223,737	–
Total	$51,949,454	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$44,712,535	$32,674,118
Class K	22,488,873	–
Class K6	239,298	–
Total	$67,440,706	$32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$8,256,167	$10,200,069
Class K	5,348,186	–
Class K6	66,981	–
Total	$13,671,334	$10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$14,263,444	$7,369,706
Class K	6,417,819	–
Class K6	78,417	–
Total	$20,759,680	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$59,450,122	$71,220,043
Class K	33,379,063	–
Class K6	446,466	–
Total	$93,275,651	$71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$138,121,654	$73,776,491
Class K	54,086,430	–
Class K6	700,731	–
Total	$192,908,815	$73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$75,356,851	$89,847,108
Class K	62,744,245	–
Class K6	834,279	–
Total	$138,935,375	$89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$187,400,162	$104,826,159
Class K	102,672,333	–
Class K6	1,342,304	–
Total	$291,414,799	$104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$170,977,599	$200,026,428
Class K	214,523,078	–
Class K6	3,160,558	–
Total	$388,661,235	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$406,127,361	$252,757,975
Class K	309,195,087	–
Class K6	4,430,552	–
Total	$719,753,000	$252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$135,746,842	$147,758,780
Class K	196,874,291	–
Class K6	4,557,308	–
Total	$337,178,441	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$300,732,953	$204,066,897
Class K	252,816,654	–
Class K6	5,757,887	–
Total	$559,307,494	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$152,399,042	$163,120,493
Class K	237,812,270	–
Class K6	6,564,512	–
Total	$396,775,824	$163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$413,872,411	$254,968,549
Class K	346,196,136	–
Class K6	9,436,482	–
Total	$769,505,029	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$87,722,896	$88,507,344
Class K	162,011,402	–
Class K6	5,709,559	–
Total	$255,443,857	$88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$240,142,544	$162,354,536
Class K	221,611,338	–
Class K6	7,651,385	–
Total	$469,405,267	$162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$90,536,406	$96,859,849
Class K	170,937,500	–
Class K6	4,789,254	–
Total	$266,263,160	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$261,248,683	$178,085,083
Class K	242,057,363	–
Class K6	6,636,534	–
Total	$509,942,580	$178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$44,250,979	$45,424,022
Class K	109,126,440	–
Class K6	2,701,118	–
Total	$156,078,537	$45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$114,572,629	$83,790,283
Class K	138,369,458	–
Class K6	3,337,686	–
Total	$256,279,773	$83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$36,777,044	$36,871,772
Class K	92,715,220	–
Class K6	1,957,994	–
Total	$131,450,258	$36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$93,839,199	$67,884,342
Class K	116,797,064	–
Class K6	2,419,431	–
Total	$213,055,694	$67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$12,886,343	$11,091,790
Class K	34,941,200	–
Class K6	799,585	–
Total	$48,627,128	$11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$27,949,675	$15,197,673
Class K	41,275,560	–
Class K6	928,253	–
Total	$70,153,488	$15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$2,107,103	$1,119,481
Class K	5,444,764	–
Class K6	151,536	–
Total	$7,703,403	$1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$3,721,242	$924,001
Class K	5,555,128	–
Class K6	152,547	–
Total	$9,428,917	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018 (a)	Year ended March 31, 2017	Year ended March 31, 2018 (a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	27,221,111	27,891,079	$320,765,917	$318,995,628
Reinvestment of distributions	6,605,290	6,036,813	77,395,265	68,285,524
Shares redeemed	(38,028,513)	(43,107,568)	(447,668,101)	(492,617,047)
Net increase (decrease)	(4,202,112)	(9,179,676)	$(49,506,919)	$(105,335,895)
Class K
Shares sold	23,453,639	–	$277,296,475	$–
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990	–	1,613,678,107	–
Reinvestment of distributions	3,392,232	–	39,879,319	–
Shares redeemed	(29,017,558)	–	(343,144,692)	–
Net increase (decrease)	134,349,303	–	$1,587,709,209	$–
Class K6
Shares sold	3,890,192	–	$45,935,962	$–
Reinvestment of distributions	39,381	–	463,035	–
Shares redeemed	(569,053)	–	(6,709,845)	–
Net increase (decrease)	3,360,520	–	$39,689,152	$–
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	7,378,209	8,370,565	$92,645,422	$99,885,293
Reinvestment of distributions	1,791,008	1,487,696	22,315,999	17,425,187
Shares redeemed	(9,828,104)	(11,808,557)	(123,356,983)	(141,074,680)
Net increase (decrease)	(658,887)	(1,950,296)	$(8,395,562)	$(23,764,200)
Class K
Shares sold	9,369,547	–	$118,391,743	$–
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	–	412,589,249	–
Reinvestment of distributions	938,278	–	11,766,005	–
Shares redeemed	(9,282,767)	–	(117,477,612)	–
Net increase (decrease)	33,848,388	–	$425,269,385	$–
Class K6
Shares sold	893,756	–	$11,275,207	$–
Reinvestment of distributions	11,585	–	145,398	–
Shares redeemed	(106,187)	–	(1,340,558)	–
Net increase (decrease)	799,154	–	$10,080,047	$–
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	23,767,583	29,730,777	$381,761,384	$450,240,426
Reinvestment of distributions	12,229,853	9,654,368	194,626,240	142,971,004
Shares redeemed	(49,294,217)	(63,066,784)	(791,146,041)	(954,373,734)
Net increase (decrease)	(13,296,781)	(23,681,639)	$(214,758,417)	$(361,162,304)
Class K
Shares sold	20,322,144	–	$328,782,786	$–
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428	–	2,547,535,809	–
Reinvestment of distributions	5,452,961	–	87,465,493	–
Shares redeemed	(34,234,425)	–	(555,204,634)	–
Net increase (decrease)	150,068,108	–	$2,408,579,454	$–
Class K6
Shares sold	4,164,658	–	$67,215,211	$–
Reinvestment of distributions	71,521	–	1,147,196	–
Shares redeemed	(490,870)	–	(7,955,488)	–
Net increase (decrease)	3,745,309	–	$60,406,919	$–
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	72,616,042	86,891,690	$968,356,768	$1,077,815,896
Reinvestment of distributions	19,682,696	15,956,683	260,136,127	192,945,931
Shares redeemed	(104,001,992)	(132,326,360)	(1,384,215,146)	(1,637,477,620)
Net increase (decrease)	(11,703,254)	(29,477,987)	$(155,722,251)	$(366,715,793)
Class K
Shares sold	57,486,192	–	$773,133,070	$–
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109	–	4,748,505,056	–
Reinvestment of distributions	12,372,220	–	165,416,578	–
Shares redeemed	(79,691,095)	–	(1,075,934,728)	–
Net increase (decrease)	347,466,426	–	$4,611,119,976	$–
Class K6
Shares sold	10,514,183	–	$140,899,779	$–
Reinvestment of distributions	162,796	–	2,176,583	–
Shares redeemed	(2,096,076)	–	(28,077,012)	–
Net increase (decrease)	8,580,903	–	$114,999,350	$–
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	152,441,221	159,336,775	$2,504,940,140	$2,409,581,355
Reinvestment of distributions	35,050,498	30,520,001	571,436,446	448,509,541
Shares redeemed	(187,167,034)	(209,463,411)	(3,072,056,561)	(3,158,599,236)
Net increase (decrease)	324,685	(19,606,635)	$4,320,025	$(300,508,340)
Class K
Shares sold	159,801,375	–	$2,656,458,207	$–
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746	–	16,284,141,352	–
Reinvestment of distributions	31,625,493	–	523,718,165	–
Shares redeemed	(181,091,802)	–	(3,024,255,229)	–
Net increase (decrease)	1,007,526,812	–	$16,440,062,495	$–
Class K6
Shares sold	31,475,610	–	$521,683,894	$–
Reinvestment of distributions	458,124	–	7,591,110	–
Shares redeemed	(3,147,676)	–	(52,491,121)	–
Net increase (decrease)	28,786,058	–	$476,783,883	$–
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	158,726,717	161,205,087	$2,259,361,477	$2,085,995,325
Reinvestment of distributions	30,656,487	27,865,215	433,261,289	349,406,296
Shares redeemed	(151,675,334)	(163,515,141)	(2,154,686,419)	(2,107,812,160)
Net increase (decrease)	37,707,870	25,555,161	$537,936,347	$327,589,461
Class K
Shares sold	199,976,963	–	$2,881,263,698	$–
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058	–	14,641,455,337	–
Reinvestment of distributions	31,228,538	–	449,690,945	–
Shares redeemed	(171,473,684)	–	(2,483,694,512)	–
Net increase (decrease)	1,098,869,875	–	$15,488,715,468	$–
Class K6
Shares sold	47,051,793	–	$673,422,348	$–
Reinvestment of distributions	715,836	–	10,315,195	–
Shares redeemed	(4,172,324)	–	(60,270,553)	–
Net increase (decrease)	43,595,305	–	$623,466,990	$–
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	123,266,681	123,540,563	$2,193,032,389	$1,957,712,162
Reinvestment of distributions	31,803,918	27,198,687	561,630,140	414,813,441
Shares redeemed	(126,546,656)	(142,359,984)	(2,245,714,755)	(2,244,048,246)
Net increase (decrease)	28,523,943	8,379,266	$508,947,774	$128,477,357
Class K
Shares sold	159,214,941	–	$2,878,963,957	$–
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240	–	17,213,886,716	–
Reinvestment of distributions	32,337,117	–	584,008,406	–
Shares redeemed	(148,080,700)	–	(2,692,845,198)	–
Net increase (decrease)	1,024,319,598	–	$17,984,013,881	$–
Class K6
Shares sold	47,995,734	–	$858,334,852	$–
Reinvestment of distributions	885,011	–	16,000,993	–
Shares redeemed	(3,213,471)	–	(58,671,562)	–
Net increase (decrease)	45,667,274	–	$815,664,283	$–
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	110,962,220	107,335,106	$1,654,304,549	$1,399,007,407
Reinvestment of distributions	21,957,182	19,960,664	325,960,643	249,452,344
Shares redeemed	(99,897,658)	(109,251,957)	(1,486,838,456)	(1,416,735,577)
Net increase (decrease)	33,021,744	18,043,813	$493,426,736	$231,724,174
Class K
Shares sold	152,904,028	–	$2,323,823,499	$–
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579	–	11,861,189,816	–
Reinvestment of distributions	25,155,590	–	383,622,740	–
Shares redeemed	(133,107,016)	–	(2,040,612,137)	–
Net increase (decrease)	855,143,181	–	$12,528,023,918	$–
Class K6
Shares sold	48,428,487	–	$727,016,849	$–
Reinvestment of distributions	875,553	–	13,360,944	–
Shares redeemed	(2,447,780)	–	(37,752,360)	–
Net increase (decrease)	46,856,260	–	$702,625,433	$–
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	136,619,831	140,785,303	$1,431,492,061	$1,286,757,447
Reinvestment of distributions	33,488,676	31,075,048	348,747,375	272,618,946
Shares redeemed	(139,529,622)	(155,935,498)	(1,457,941,134)	(1,418,860,060)
Net increase (decrease)	30,578,885	15,924,853	$322,298,302	$140,516,333
Class K
Shares sold	204,272,570	–	$2,180,144,652	$–
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	–	12,432,808,583	–
Reinvestment of distributions	38,561,612	–	412,994,864	–
Shares redeemed	(192,024,994)	–	(2,069,340,268)	–
Net increase (decrease)	1,260,226,363	–	$12,956,607,831	$–
Class K6
Shares sold	63,538,724	–	$671,238,294	$–
Reinvestment of distributions	1,066,834	–	11,425,788	–
Shares redeemed	(3,427,354)	–	(37,056,376)	–
Net increase (decrease)	61,178,204	–	$645,607,706	$–
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	83,678,942	88,251,156	$990,525,865	$911,294,661
Reinvestment of distributions	13,350,262	12,918,827	157,549,317	128,307,737
Shares redeemed	(72,278,251)	(77,904,384)	(853,762,795)	(800,946,564)
Net increase (decrease)	24,750,953	23,265,599	$294,312,387	$238,655,834
Class K
Shares sold	138,438,372	–	$1,672,115,670	$–
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245	–	7,906,157,717	–
Reinvestment of distributions	20,403,619	–	247,495,898	–
Shares redeemed	(114,898,251)	–	(1,401,257,211)	–
Net increase (decrease)	724,335,985	–	$8,424,512,074	$–
Class K6
Shares sold	35,416,332	–	$424,716,328	$–
Reinvestment of distributions	497,430	–	6,038,804	–
Shares redeemed	(1,761,820)	–	(21,547,868)	–
Net increase (decrease)	34,151,942	–	$409,207,264	$–
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	75,824,728	78,016,417	$902,647,093	$809,711,740
Reinvestment of distributions	10,861,802	10,380,386	128,951,626	103,566,059
Shares redeemed	(63,697,605)	(65,322,506)	(756,367,850)	(675,747,669)
Net increase (decrease)	22,988,925	23,074,297	$275,230,869	$237,530,130
Class K
Shares sold	122,562,514	–	$1,491,197,304	$–
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516	–	6,690,882,218	–
Reinvestment of distributions	17,173,138	–	209,512,284	–
Shares redeemed	(96,878,288)	–	(1,187,384,579)	–
Net increase (decrease)	615,706,880	–	$7,204,207,227	$–
Class K6
Shares sold	28,136,620	–	$340,101,592	$–
Reinvestment of distributions	358,805	–	4,377,425	–
Shares redeemed	(1,536,761)	–	(18,895,572)	–
Net increase (decrease)	26,958,664	–	$325,583,445	$–
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	38,370,551	35,961,184	$515,078,307	$417,830,315
Reinvestment of distributions	2,987,887	2,322,949	40,144,179	25,903,357
Shares redeemed	(23,349,667)	(22,547,740)	(313,087,284)	(261,603,767)
Net increase (decrease)	18,008,771	15,736,393	$242,135,202	$182,129,905
Class K
Shares sold	61,914,305	–	$850,947,947	$–
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598	–	2,460,964,568	–
Reinvestment of distributions	5,543,037	–	76,216,759	–
Shares redeemed	(35,972,762)	–	(496,645,456)	–
Net increase (decrease)	218,630,178	–	$2,891,483,818	$–
Class K6
Shares sold	10,467,862	–	$142,591,736	$–
Reinvestment of distributions	125,661	–	1,727,838	–
Shares redeemed	(701,172)	–	(9,691,523)	–
Net increase (decrease)	9,892,351	–	$134,628,051	$–
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	13,553,573	8,574,369	$162,527,190	$88,938,893
Reinvestment of distributions	472,322	198,281	5,668,501	1,984,387
Shares redeemed	(4,749,212)	(3,035,221)	(56,963,732)	(31,516,894)
Net increase (decrease)	9,276,683	5,737,429	$111,231,959	$59,406,386
Class K
Shares sold	21,671,635	–	$266,499,060	$–
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564	–	350,605,136	–
Reinvestment of distributions	897,950	–	10,999,891	–
Shares redeemed	(7,538,541)	–	(92,630,473)	–
Net increase (decrease)	45,048,608	–	$535,473,614	$–
Class K6
Shares sold	2,364,906	–	$28,724,895	$–
Reinvestment of distributions	24,823	–	304,083	–
Shares redeemed	(186,212)	–	(2,286,597)	–
Net increase (decrease)	2,203,517	–	$26,742,381	$–

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	11%	11%	16%	13%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	12%	12%	17%	14%	15%
Fidelity Series All-Sector Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Blue Chip Growth Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Canada Fund	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	15%	14%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	23%	17%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	14%	–%	10%	–%	–%
Fidelity Series International Credit Fund	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Small Cap Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series International Value Fund	–%	–%	12%	12%	16%	13%	14%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	27%	21%	17%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	15%	14%	16%	11%	11%
Fidelity Series Opportunistic Insights Fund	–%	–%	12%	13%	18%	15%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	15%	14%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	10%	12%	26%	18%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	13%	13%	18%	15%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	11%	11%	16%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	12%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	-%	-%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	83%
Fidelity Series Growth & Income Fund	99%
Fidelity Series Growth Company Fund	99%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	99%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	99%
Fidelity Series Value Discovery Fund	99%

11. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	16,728,029	35,389,643	11,609,337	63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 21, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,010.60	$2.36
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.42%
Actual		$1,000.00	$1,011.20	$2.11
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.37%
Actual		$1,000.00	$1,011.50	$1.86
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$1,000.00	$1,016.80	$2.46
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.44%
Actual		$1,000.00	$1,017.50	$2.21
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.38%
Actual		$1,000.00	$1,017.00	$1.91
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$1,000.00	$1,021.50	$2.67
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.47%
Actual		$1,000.00	$1,022.50	$2.37
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K6	.40%
Actual		$1,000.00	$1,022.30	$2.02
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$1,000.00	$1,026.80	$2.93
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K	.50%
Actual		$1,000.00	$1,027.00	$2.53
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K6	.42%
Actual		$1,000.00	$1,028.00	$2.12
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$1,000.00	$1,030.20	$3.14
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K	.54%
Actual		$1,000.00	$1,030.80	$2.73
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K6	.44%
Actual		$1,000.00	$1,031.10	$2.23
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$1,000.00	$1,033.60	$3.35
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class K	.57%
Actual		$1,000.00	$1,034.10	$2.89
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K6	.45%
Actual		$1,000.00	$1,034.30	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,040.60	$3.56
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class K	.61%
Actual		$1,000.00	$1,040.90	$3.10
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K6	.47%
Actual		$1,000.00	$1,041.60	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$1,000.00	$1,047.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,047.90	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,047.50	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,048.90	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,048.20	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.80	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,048.00	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.40	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,048.10	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,048.60	$3.27
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,049.60	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,047.60	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.65%
Actual		$1,000.00	$1,048.50	$3.32
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class K6	.49%
Actual		$1,000.00	$1,049.50	$2.50
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/07/18	05/04/18	$0.014	$0.123
Class K	05/07/18	05/04/18	$0.015	$0.123
Class K6	05/07/18	05/04/18	$0.016	$0.123
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/14/18	05/11/18	$0.032	$0.187
Class K	05/14/18	05/11/18	$0.033	$0.187
Class K6	05/14/18	05/11/18	$0.039	$0.187
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/14/18	05/11/18	$0.033	$0.347
Class K	05/14/18	05/11/18	$0.035	$0.347
Class K6	05/14/18	05/11/18	$0.045	$0.347
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/14/18	05/11/18	$0.021	$0.324
Class K	05/14/18	05/11/18	$0.022	$0.324
Class K6	05/14/18	05/11/18	$0.031	$0.324
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/14/18	05/11/18	$0.019	$0.389
Class K	05/14/18	05/11/18	$0.020	$0.389
Class K6	05/14/18	05/11/18	$0.032	$0.389
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/14/18	05/11/18	$0.010	$0.319
Class K	05/14/18	05/11/18	$0.011	$0.319
Class K6	05/14/18	05/11/18	$0.021	$0.319
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/14/18	05/11/18	$0.000	$0.476
Class K	05/14/18	05/11/18	$0.000	$0.478
Class K6	05/14/18	05/11/18	$0.000	$0.490
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/14/18	05/11/18	$0.000	$0.407
Class K	05/14/18	05/11/18	$0.000	$0.408
Class K6	05/14/18	05/11/18	$0.000	$0.418
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/14/18	05/11/18	$0.000	$0.293
Class K	05/14/18	05/11/18	$0.000	$0.294
Class K6	05/14/18	05/11/18	$0.000	$0.302
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/14/18	05/11/18	$0.000	$0.322
Class K	05/14/18	05/11/18	$0.000	$0.323
Class K6	05/14/18	05/11/18	$0.000	$0.331
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/14/18	05/11/18	$0.000	$0.319
Class K	05/14/18	05/11/18	$0.000	$0.319
Class K6	05/14/18	05/11/18	$0.000	$0.319
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/14/18	05/11/18	$0.000	$0.328
Class K	05/14/18	05/11/18	$0.000	$0.328
Class K6	05/14/18	05/11/18	$0.000	$0.328
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/14/18	05/11/18	$0.000	$0.253
Class K	05/14/18	05/11/18	$0.000	$0.253
Class K6	05/14/18	05/11/18	$0.000	$0.253

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$80,841,894
Fidelity Freedom 2005 Fund	$26,950,559
Fidelity Freedom 2010 Fund	$254,638,265
Fidelity Freedom 2015 Fund	$412,626,447
Fidelity Freedom 2020 Fund	$1,117,742,155
Fidelity Freedom 2025 Fund	$919,724,968
Fidelity Freedom 2030 Fund	$1,284,478,957
Fidelity Freedom 2035 Fund	$847,316,356
Fidelity Freedom 2040 Fund	$914,880,847
Fidelity Freedom 2045 Fund	$507,518,518
Fidelity Freedom 2050 Fund	$424,102,389
Fidelity Freedom 2055 Fund	$150,146,611
Fidelity Freedom 2060 Fund	$23,364,923

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 8, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$13,411,254
Fidelity Freedom K 2005 Fund	$4,421,890
Fidelity Freedom K 2010 Fund	$51,932,882
Fidelity Freedom K 2015 Fund	$117,022,176
Fidelity Freedom K 2020 Fund	$267,116,468
Fidelity Freedom K 2025 Fund	$178,509,711
Fidelity Freedom K 2030 Fund	$246,456,971
Fidelity Freedom K 2035 Fund	$162,872,910
Fidelity Freedom K 2040 Fund	$176,219,227
Fidelity Freedom K 2045 Fund	$75,446,433
Fidelity Freedom K 2050 Fund	$65,819,162
Fidelity Freedom K 2055 Fund	$9,992,315
Fidelity Freedom K 2060 Fund	$936,529

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	19.46%
Class K	19.46%
Class K6	19.46%
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	14.50%
Class K	14.50%
Class K6	14.50%
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	11.04%
Class K	11.04%
Class K6	11.04%
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	8.05%
Class K	8.05%
Class K6	8.05%
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	6.13%
Class K	6.13%
Class K6	6.13%
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	4.83%
Class K	4.83%
Class K6	4.83%
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	2.70%
Class K	2.70%
Class K6	2.70%
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	1.34%
Class K	1.34%
Class K6	1.34%
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	1.14%
Class K	1.14%
Class K6	1.14%
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	1.15%
Class K	1.15%
Class K6	1.15%
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	1.19%
Class K	1.19%
Class K6	1.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	9%	NA	NA
June 2017	11%	NA	NA
July 2017	11%	NA	11%
August 2017	11%	9%	8%
September 2017	11%	8%	10%
October 2017	13%	10%	11%
November 2017	12%	10%	9%
December 2017	11%	11%	11%
February 2018	1%	1%	1%
March 2018	1%	1%	1%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
December 2017	18%	16%	16%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
December 2017	23%	20%	20%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	28%	25%	24%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	3%	NA	NA
December 2017	31%	28%	27%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	34%	30%	30%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	10%	NA	NA
December 2017	40%	35%	35%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	18%	NA	NA
December 2017	45%	40%	39%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	20%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	46%	40%	40%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	45%	40%	40%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	19%	NA	NA
December 2017	45%	40%	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund	Fidelity Freedom Income Fund	Class K	Class K6
April 2017	0%	NA	NA
May 2017	21%	NA	NA
June 2017	26%	NA	NA
July 2017	26%	NA	26%
August 2017	26%	21%	20%
September 2017	26%	19%	24%
October 2017	29%	23%	27%
November 2017	27%	24%	22%
December 2017	26%	26%	25%
February 2018	2%	2%	2%
March 2018	2%	2%	2%
Fidelity Freedom 2005 Fund	Fidelity Freedom 2005 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	37%	34%	33%
Fidelity Freedom 2010 Fund	Fidelity Freedom 2010 Fund	Class K	Class K6
May 2017	1%	NA	NA
December 2017	45%	41%	40%
Fidelity Freedom 2015 Fund	Fidelity Freedom 2015 Fund	Class K	Class K6
May 2017	2%	NA	NA
December 2017	54%	49%	48%
Fidelity Freedom 2020 Fund	Fidelity Freedom 2020 Fund	Class K	Class K6
May 2017	5%	NA	NA
December 2017	62%	55%	54%
Fidelity Freedom 2025 Fund	Fidelity Freedom 2025 Fund	Class K	Class K6
May 2017	6%	NA	NA
December 2017	67%	59%	59%
Fidelity Freedom 2030 Fund	Fidelity Freedom 2030 Fund	Class K	Class K6
May 2017	12%	NA	NA
December 2017	77%	68%	67%
Fidelity Freedom 2035 Fund	Fidelity Freedom 2035 Fund	Class K	Class K6
May 2017	23%	NA	NA
December 2017	86%	76%	75%
Fidelity Freedom 2040 Fund	Fidelity Freedom 2040 Fund	Class K	Class K6
May 2017	13%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2045 Fund	Fidelity Freedom 2045 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	89%	78%	76%
Fidelity Freedom 2050 Fund	Fidelity Freedom 2050 Fund	Class K	Class K6
May 2017	24%	NA	NA
December 2017	88%	77%	76%
Fidelity Freedom 2055 Fund	Fidelity Freedom 2055 Fund	Class K	Class K6
May 2017	26%	NA	NA
December 2017	28%	78%	77%
Fidelity Freedom 2060 Fund	Fidelity Freedom 2060 Fund	Class K	Class K6
May 2017	22%	NA	NA
December 2017	87%	78%	77%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-ANN-0518
1.702316.120

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Investor Class and Institutional Premium Class Annual Report March 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	4.02%	2.98%	3.73%
Institutional Premium Class	4.07%	2.99%	3.74%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,648	Fidelity Freedom® Index Income Fund - Investor Class
$13,084	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	5.41%	4.17%	5.36%
Institutional Premium Class	5.45%	4.19%	5.37%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,582	Fidelity Freedom® Index 2005 Fund - Investor Class
$13,084	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	6.62%	5.07%	6.38%
Institutional Premium Class	6.59%	5.10%	6.40%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,918	Fidelity Freedom® Index 2010 Fund - Investor Class
$13,084	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	7.82%	5.74%	6.86%
Institutional Premium Class	7.94%	5.77%	6.88%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,579	Fidelity Freedom® Index 2015 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	8.72%	6.28%	7.51%
Institutional Premium Class	8.77%	6.31%	7.54%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,510	Fidelity Freedom® Index 2020 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	9.53%	7.09%	8.33%
Institutional Premium Class	9.58%	7.12%	8.35%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,732	Fidelity Freedom® Index 2025 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	11.35%	8.03%	9.01%
Institutional Premium Class	11.39%	8.07%	9.03%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,816	Fidelity Freedom® Index 2030 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	12.96%	8.92%	9.73%
Institutional Premium Class	13.00%	8.97%	9.75%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,010	Fidelity Freedom® Index 2035 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	13.08%	9.00%	9.82%
Institutional Premium Class	13.20%	9.04%	9.84%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,170	Fidelity Freedom® Index 2040 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	13.08%	9.06%	9.90%
Institutional Premium Class	13.20%	9.11%	9.93%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,304	Fidelity Freedom® Index 2045 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	13.15%	9.09%	9.96%
Institutional Premium Class	13.20%	9.12%	9.98%

 A From October 2, 2009

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,408	Fidelity Freedom® Index 2050 Fund - Investor Class
$30,780	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	13.09%	9.19%	8.40%
Institutional Premium Class	13.13%	9.23%	8.43%

 A From June 1, 2011

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,359	Fidelity Freedom® Index 2055 Fund - Investor Class
$23,219	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2018	Past 1 year	Life of fundA
Investor Class	13.17%	7.95%
Institutional Premium Class	13.12%	7.99%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,228	Fidelity Freedom® Index 2060 Fund - Investor Class
$14,846	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Stocks entered 2018 reinforced by accelerating corporate earnings, synchronous global economic growth and optimism around U.S. tax reform. Volatility spiked in February, though, amid fear that interest rates could rise faster than expected. The ensuing market reversal, which continued through March, was in stark contrast to the low volatility and positive consumer sentiment experienced throughout 2017. Nevertheless, the U.S.-centric S&P 500® index gained 13.99% for the 12 months ending March 31, 2018. Growth stocks handily topped value, and large-caps bested small-caps. Among S&P 500® sectors, information technology (+28%) fared best, rising amid strong earnings growth from several major index constituents. Consumer discretionary (+17%) also stood out, driven by retailers. Financials added 18%, riding an uptick in bond yields. Industrials (+14%) was boosted by higher demand, especially from China. Conversely, rising rates held back telecommunication services (-5%), consumer staples (-1%), real estate (+2%) and utilities (+2%).Looking abroad, the MSCI World ex USA Index gained 14.15% for the 12 months, aided partly by a generally weak U.S. dollar. Certain election results in continental Europe (+17%) suggested ebbing political risk there, whereas bumpy Brexit negotiations and sterling strength hindered the U.K. (+13%). Central-bank accommodation helped Japan (+20%) overcome recent yen strength and outperform the rest of the Asia-Pacific group (+8%), where, similar to Canada (+6%), commodity-price volatility weighed on results. Meanwhile, the MSCI Emerging Markets Index roared ahead, up 25.37%.In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.20% the past 12 months. Longer-term bond yields generally declined through September, as it became clear that changes to tax, health care and fiscal policies would take time to implement. Yields then rose through January, driven by three policy-rate hikes, plans by the Federal Reserve to gradually reduce its balance sheet, and recent tax-reform legislation. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Within the Bloomberg Barclays index, corporate debt – led by industrial and utility issues – outpaced other major segments. Safe-haven U.S. Treasuries stayed just above breakeven. Outside the index, inflation expectations buoyed U.S. inflation-protected debt to a Treasury-like return while other non-core fixed-income segments – including emerging-markets and U.S. high-yield debt – delivered solid gains.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2018, the share classes of each Fund posted a gain. Results moved along a spectrum, with the more conservative Fidelity Freedom® Index Income Fund rising 4% and longer-dated, more aggressive Funds – beginning with Fidelity Freedom® Index 2035 Fund – advancing about 13%. (For specific Fund results, please refer to the performance section of this report.) These Funds have five investment components: U.S. equity, non-U.S. equity, U.S. investment-grade debt, commodities and short-term debt. Consistent with what we would expect for Funds tracking indexes corresponding to each underlying investment component, they generally performed in line with their Composites. Fidelity® Total Market Index Fund Class F, with its broad exposure to U.S. equities, gained 14%. Fidelity® Series Global ex U.S. Index Fund, which tracks both developed- and emerging-markets equities, returned 17% for the 12 months. Emerging-markets equities outperformed both U.S. and developed-markets counterparts this period. Fidelity U.S. Bond Index Fund Class F, which tracks interest rate-sensitive U.S. investment-grade bonds returned 1%. Overall, investments in the short-term debt asset class also returned 1%. Among inflation-sensitive asset classes, Fund allocations to commodity strategies gained 3% while the allocation to inflation-protected debt finished slightly above breakeven.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	40.1
Fidelity Series Government Money Market Fund 1.67%	30.0
Fidelity Total Market Index Fund Class F	15.7
Fidelity Series Global ex U.S. Index Fund	7.1
Fidelity Series Inflation-Protected Bond Index Fund	6.0
Fidelity Commodity Strategy Fund Class F	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.1%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Fidelity Freedom® Index Income Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $24,449,237)	601,353	45,648,675

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $3,002,061)	300,017	3,156,179

International Equity Funds - 7.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,518,596)	1,573,474	20,722,646

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $118,410,215)	10,265,980	116,416,217

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $18,633,839)	1,797,660	17,437,302

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund 1.67% (a)(b)
(Cost $87,010,072)	87,010,072	87,010,072
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $268,024,020)		290,391,091
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,342)
NET ASSETS - 100%		$290,366,749

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$3,281,089	$278,646	$13,929	$(382)	$154,118	$3,156,179
Fidelity Series Commodity Strategy Fund Class F	2,752,283	95,290	2,781,136	--	(1,009,564)	943,127	--
Fidelity Series Global ex U.S. Index Fund	19,106,776	4,913,140	5,929,706	511,716	154,493	2,477,943	20,722,646
Fidelity Series Government Money Market Fund 1.67%	--	12,467,004	6,533,469	705,439	--	--	87,010,072
Fidelity Series Government Money Market Fund Class F 1.04%	79,187,366	6,233,712	4,344,541	211,595	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	2,784,101	1,195,638	357,908	(8,222)	(1,196,537)	17,437,302
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,819,860	1,213,216	877,458	6,629	658	897,322	--
Fidelity Total Market Index Fund Class F	41,423,197	11,006,026	11,432,998	1,046,334	545,717	4,106,733	45,648,675
Fidelity U.S. Bond Index Fund Class F	106,135,888	26,884,260	14,680,807	2,875,415	(26,302)	(1,896,822)	116,416,217
Total	$264,425,370	$68,877,838	$48,054,399	$5,728,965	$(343,602)	$5,485,884	$290,391,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $268,024,020)	$290,391,091
Total Investment in Securities (cost $268,024,020)		$290,391,091
Cash		4
Receivable for investments sold		1,092,242
Receivable for fund shares sold		742,050
Receivable from affiliate for expense reductions		5,449
Total assets		292,230,836
Liabilities
Payable for investments purchased	$1,493,989
Payable for fund shares redeemed	340,386
Transfer agent fees payable	29,712
Total liabilities		1,864,087
Net Assets		$290,366,749
Net Assets consist of:
Paid in capital		$268,587,414
Undistributed net investment income		427,760
Accumulated undistributed net realized gain (loss) on investments		(1,015,496)
Net unrealized appreciation (depreciation) on investments		22,367,071
Net Assets		$290,366,749
Investor Class:
Net Asset Value, offering price and redemption price per share ($126,633,674 ÷ 10,680,652 shares)		$11.86
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($163,733,075 ÷ 13,825,797 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$4,992,812
Expenses
Transfer agent fees	$339,537
Independent trustees' fees and expenses	1,006
Total expenses before reductions	340,543
Expense reductions	(84,986)	255,557
Net investment income (loss)		4,737,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(343,602)
Realized gain distributions from underlying funds:
Affiliated issuers	736,153
Total net realized gain (loss)		392,551
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	5,485,884
Total change in net unrealized appreciation (depreciation)		5,485,884
Net gain (loss)		5,878,435
Net increase (decrease) in net assets resulting from operations		$10,615,690

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,737,255	$3,938,452
Net realized gain (loss)	392,551	895,418
Change in net unrealized appreciation (depreciation)	5,485,884	5,298,757
Net increase (decrease) in net assets resulting from operations	10,615,690	10,132,627
Distributions to shareholders from net investment income	(4,573,579)	(3,908,761)
Distributions to shareholders from net realized gain	(992,287)	(290,658)
Total distributions	(5,565,866)	(4,199,419)
Share transactions - net increase (decrease)	20,903,404	9,134,533
Total increase (decrease) in net assets	25,953,228	15,067,741
Net Assets
Beginning of period	264,413,521	249,345,780
End of period	$290,366,749	$264,413,521
Other Information
Undistributed net investment income end of period	$427,760	$303,716

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$11.36	$11.52	$11.32	$11.13
Income from Investment Operations
Net investment income (loss)A	.20	.17	.16	.17	.13
Net realized and unrealized gain (loss)	.27	.28	(.15)	.26	.20
Total from investment operations	.47	.45	.01	.43	.33
Distributions from net investment income	(.19)	(.17)	(.16)	(.16)	(.12)
Distributions from net realized gain	(.04)	(.01)	(.01)	(.07)	(.02)
Total distributions	(.24)B	(.18)	(.17)	(.23)	(.14)
Net asset value, end of period	$11.86	$11.63	$11.36	$11.52	$11.32
Total ReturnC	4.02%	4.02%	.10%	3.83%	2.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.08%	.07%	.08%	.08%
Expenses net of all reductions	.12%	.08%	.07%	.08%	.08%
Net investment income (loss)	1.69%	1.48%	1.39%	1.49%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$126,634	$118,421	$140,481	$244,260	$164,926
Portfolio turnover rateE	17%	52%	22%	20%F	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.043 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.21	.18	.18
Net realized and unrealized gain (loss)	.26	.27	(.15)
Total from investment operations	.47	.45	.03
Distributions from net investment income	(.20)	(.18)	(.15)
Distributions from net realized gain	(.04)	(.01)	(.01)
Total distributions	(.24)	(.19)	(.16)
Net asset value, end of period	$11.84	$11.61	$11.35
Total ReturnC,D	4.07%	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.09%	.05%G
Expenses net of fee waivers, if any	.07%	.03%	.01%G
Expenses net of all reductions	.07%	.03%	.01%G
Net investment income (loss)	1.74%	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$163,733	$145,993	$108,865
Portfolio turnover rateF	17%	52%	22%G

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	37.8
Fidelity Series Government Money Market Fund 1.67%	24.0
Fidelity Total Market Index Fund Class F	22.1
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Commodity Strategy Fund Class F	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.1%
Commodity Funds	1.1%
International Equity Funds	9.9%
Bond Funds	37.8%
Inflation-Protected Bond Funds	5.1%
Short-Term Funds	24.0%

Fidelity Freedom® Index 2005 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 22.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $13,857,917)	329,833	25,037,660

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,157,427)	115,294	1,212,894

International Equity Funds - 9.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,187,491)	848,228	11,171,164

Bond Funds - 37.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $43,540,139)	3,772,357	42,778,527

Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $6,098,527)	597,571	5,796,442

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 1.67% (a)(b)
(Cost $27,224,733)	27,224,733	27,224,733
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,066,234)		113,221,420
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,788)
NET ASSETS - 100%		$113,211,632

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,338,130	$180,185	$5,029	$(518)	$55,467	$1,212,894
Fidelity Series Commodity Strategy Fund Class F	929,033	79,554	985,794	--	(300,444)	277,651	--
Fidelity Series Global ex U.S. Index Fund	9,513,421	4,369,646	4,018,245	263,752	47,051	1,259,291	11,171,164
Fidelity Series Government Money Market Fund 1.67%	--	7,450,008	3,118,124	209,080	--	--	27,224,733
Fidelity Series Government Money Market Fund Class F 1.04%	20,830,178	3,381,867	1,319,196	58,091	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,677,404	650,004	111,506	(3,293)	(302,085)	5,796,442
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,461,766	686,766	282,937	1,954	777	208,048	--
Fidelity Total Market Index Fund Class F	21,145,117	9,691,560	8,164,425	549,079	112,515	2,252,893	25,037,660
Fidelity U.S. Bond Index Fund Class F	33,885,024	16,994,060	7,375,403	988,922	(22,131)	(703,023)	42,778,527
Total	$90,764,539	$45,668,995	$26,094,313	$2,187,413	$(166,043)	$3,048,242	$113,221,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $101,066,234)	$113,221,420
Total Investment in Securities (cost $101,066,234)		$113,221,420
Cash		2
Receivable for investments sold		272,083
Receivable for fund shares sold		403,228
Receivable from affiliate for expense reductions		2,314
Total assets		113,899,047
Liabilities
Payable for investments purchased	$643,360
Payable for fund shares redeemed	31,982
Transfer agent fees payable	12,073
Total liabilities		687,415
Net Assets		$113,211,632
Net Assets consist of:
Paid in capital		$101,197,702
Undistributed net investment income		335,631
Accumulated undistributed net realized gain (loss) on investments		(476,887)
Net unrealized appreciation (depreciation) on investments		12,155,186
Net Assets		$113,211,632
Investor Class:
Net Asset Value, offering price and redemption price per share ($60,299,124 ÷ 4,513,457 shares)		$13.36
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($52,912,508 ÷ 3,959,991 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$1,885,966
Expenses
Transfer agent fees	$127,364
Independent trustees' fees and expenses	366
Total expenses before reductions	127,730
Expense reductions	(31,644)	96,086
Net investment income (loss)		1,789,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(166,043)
Realized gain distributions from underlying funds:
Affiliated issuers	301,447
Total net realized gain (loss)		135,404
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	3,048,242
Total change in net unrealized appreciation (depreciation)		3,048,242
Net gain (loss)		3,183,646
Net increase (decrease) in net assets resulting from operations		$4,973,526

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,789,880	$1,415,757
Net realized gain (loss)	135,404	400,476
Change in net unrealized appreciation (depreciation)	3,048,242	3,132,121
Net increase (decrease) in net assets resulting from operations	4,973,526	4,948,354
Distributions to shareholders from net investment income	(1,657,960)	(1,380,616)
Distributions to shareholders from net realized gain	(480,582)	(217,176)
Total distributions	(2,138,542)	(1,597,792)
Share transactions - net increase (decrease)	19,616,925	7,709,308
Total increase (decrease) in net assets	22,451,909	11,059,870
Net Assets
Beginning of period	90,759,723	79,699,853
End of period	$113,211,632	$90,759,723
Other Information
Undistributed net investment income end of period	$335,631	$219,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$12.45	$12.71	$12.50	$11.91
Income from Investment Operations
Net investment income (loss)A	.23	.20	.20	.21	.16
Net realized and unrealized gain (loss)	.47	.52	(.25)	.39	.46
Total from investment operations	.70	.72	(.05)	.60	.62
Distributions from net investment income	(.21)	(.20)	(.20)	(.33)	(.01)
Distributions from net realized gain	(.07)	(.03)	–B	(.06)	(.02)
Total distributions	(.28)	(.23)	(.21)C	(.39)	(.03)
Net asset value, end of period	$13.36	$12.94	$12.45	$12.71	$12.50
Total ReturnD	5.41%	5.84%	(.40)%	4.87%	5.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.09%	.07%	.08%	.08%
Expenses net of all reductions	.12%	.09%	.07%	.08%	.08%
Net investment income (loss)	1.74%	1.60%	1.58%	1.65%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$60,299	$43,767	$50,790	$74,516	$66,401
Portfolio turnover rateF	26%	52%	28%	22%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.24	.21	.21
Net realized and unrealized gain (loss)	.46	.52	(.30)
Total from investment operations	.70	.73	(.09)
Distributions from net investment income	(.22)	(.21)	(.18)
Distributions from net realized gain	(.07)	(.03)	–C
Total distributions	(.28)D	(.24)	(.19)E
Net asset value, end of period	$13.36	$12.94	$12.45
Total ReturnF,G	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.07%	.03%	.01%J
Expenses net of all reductions	.07%	.03%	.01%J
Net investment income (loss)	1.79%	1.66%	2.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$52,913	$46,992	$28,910
Portfolio turnover rateI	26%	52%	28%J

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.066 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	35.2
Fidelity Total Market Index Fund Class F	28.2
Fidelity Series Government Money Market Fund 1.67%	18.7
Fidelity Series Global ex U.S. Index Fund	12.5
Fidelity Series Inflation-Protected Bond Index Fund	4.3
Fidelity Commodity Strategy Fund Class F	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.2%
Commodity Funds	1.1%
International Equity Funds	12.5%
Bond Funds	35.2%
Inflation-Protected Bond Funds	4.3%
Short-Term Funds	18.7%

Fidelity Freedom® Index 2010 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $77,171,771)	2,080,886	157,960,054

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $5,837,154)	582,603	6,128,984

International Equity Funds - 12.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $55,127,243)	5,306,805	69,890,623

Bond Funds - 35.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $199,692,413)	17,330,843	196,531,759

Inflation-Protected Bond Funds - 4.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $25,176,232)	2,480,795	24,063,708

Short-Term Funds - 18.7%
Fidelity Series Government Money Market Fund 1.67% (a)(b)
(Cost $104,377,971)	104,377,971	104,377,971
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $467,382,784)		558,953,099
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,232)
NET ASSETS - 100%		$558,907,867

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$6,480,389	$639,623	$26,546	$(3,612)	$291,830	$6,128,984
Fidelity Series Commodity Strategy Fund	--	5,586	5,586	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,222,656	256,951	5,351,575	--	(1,768,895)	1,640,863	--
Fidelity Series Global ex U.S. Index Fund	64,554,301	17,115,742	20,551,855	1,686,840	613,619	8,158,816	69,890,623
Fidelity Series Government Money Market Fund 1.67%	--	22,288,795	9,588,076	823,103	--	--	104,377,971
Fidelity Series Government Money Market Fund Class F 1.04%	86,433,301	10,491,824	5,247,873	236,760	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	5,264,778	2,068,034	476,695	(23,447)	(1,112,524)	24,063,708
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,224,246	2,280,457	1,225,174	8,679	1,783	721,623	--
Fidelity Total Market Index Fund Class F	144,449,086	38,594,344	40,983,258	3,590,359	2,963,430	12,936,452	157,960,054
Fidelity U.S. Bond Index Fund Class F	170,584,949	58,263,935	28,998,005	4,758,193	(193,048)	(3,126,072)	196,531,759
Total	$491,468,539	$161,042,801	$114,659,059	$11,607,175	$1,589,830	$19,510,988	$558,953,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $467,382,784)	$558,953,099
Total Investment in Securities (cost $467,382,784)		$558,953,099
Cash		5
Receivable for investments sold		3,137,738
Receivable for fund shares sold		95,539
Receivable from affiliate for expense reductions		12,305
Total assets		562,198,686
Liabilities
Payable for investments purchased	$2,958,420
Payable for fund shares redeemed	275,047
Transfer agent fees payable	57,352
Total liabilities		3,290,819
Net Assets		$558,907,867
Net Assets consist of:
Paid in capital		$465,411,534
Undistributed net investment income		1,607,760
Accumulated undistributed net realized gain (loss) on investments		318,258
Net unrealized appreciation (depreciation) on investments		91,570,315
Net Assets		$558,907,867
Investor Class:
Net Asset Value, offering price and redemption price per share ($239,660,081 ÷ 16,813,456 shares)		$14.25
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($319,247,786 ÷ 22,397,270 shares)		$14.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$9,913,181
Expenses
Transfer agent fees	$640,430
Independent trustees' fees and expenses	1,907
Total expenses before reductions	642,337
Expense reductions	(167,421)	474,916
Net investment income (loss)		9,438,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,589,830
Realized gain distributions from underlying funds:
Affiliated issuers	1,693,994
Total net realized gain (loss)		3,283,824
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	19,510,988
Total change in net unrealized appreciation (depreciation)		19,510,988
Net gain (loss)		22,794,812
Net increase (decrease) in net assets resulting from operations		$32,233,077

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,438,265	$8,067,826
Net realized gain (loss)	3,283,824	5,006,715
Change in net unrealized appreciation (depreciation)	19,510,988	19,776,365
Net increase (decrease) in net assets resulting from operations	32,233,077	32,850,906
Distributions to shareholders from net investment income	(8,877,889)	(7,898,563)
Distributions to shareholders from net realized gain	(4,895,182)	(841,366)
Total distributions	(13,773,071)	(8,739,929)
Share transactions - net increase (decrease)	49,007,232	19,751,057
Total increase (decrease) in net assets	67,467,238	43,862,034
Net Assets
Beginning of period	491,440,629	447,578,595
End of period	$558,907,867	$491,440,629
Other Information
Undistributed net investment income end of period	$1,607,760	$1,047,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$13.03	$13.36	$13.08	$12.27
Income from Investment Operations
Net investment income (loss)A	.25	.23	.20	.23	.18
Net realized and unrealized gain (loss)	.65	.71	(.30)	.46	.68
Total from investment operations	.90	.94	(.10)	.69	.86
Distributions from net investment income	(.24)	(.22)	(.23)	(.35)	(.02)
Distributions from net realized gain	(.14)	(.02)	–B	(.05)	(.04)
Total distributions	(.37)C	(.25)D	(.23)	(.41)E	(.05)F
Net asset value, end of period	$14.25	$13.72	$13.03	$13.36	$13.08
Total ReturnG	6.62%	7.24%	(.72)%	5.36%	7.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.09%	.08%	.08%	.09%
Expenses net of all reductions	.12%	.09%	.08%	.08%	.09%
Net investment income (loss)	1.77%	1.70%	1.52%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$239,660	$205,267	$232,187	$480,861	$430,767
Portfolio turnover rateI	22%	36%	22%	23%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.137 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 F Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.26	.24	.27
Net realized and unrealized gain (loss)	.64	.71	(.46)
Total from investment operations	.90	.95	(.19)
Distributions from net investment income	(.24)	(.23)	(.21)
Distributions from net realized gain	(.14)	(.02)	–C
Total distributions	(.38)	(.25)	(.21)
Net asset value, end of period	$14.25	$13.73	$13.03
Total ReturnD,E	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.04%	.02%H
Expenses net of all reductions	.07%	.04%	.02%H
Net investment income (loss)	1.82%	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$319,248	$286,173	$215,392
Portfolio turnover rateG	22%	36%	22%H

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	34.5
Fidelity U.S. Bond Index Fund Class F	32.4
Fidelity Series Global ex U.S. Index Fund	15.2
Fidelity Series Government Money Market Fund 1.67%	13.3
Fidelity Series Inflation-Protected Bond Index Fund	3.5
Fidelity Commodity Strategy Fund Class F	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.5%
Commodity Funds	1.1%
International Equity Funds	15.2%
Bond Funds	32.4%
Inflation-Protected Bond Funds	3.5%
Short-Term Funds	13.3%

Fidelity Freedom® Index 2015 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $217,152,695)	5,438,712	412,852,646

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $13,279,635)	1,325,242	13,941,549

International Equity Funds - 15.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $146,875,678)	13,812,863	181,915,405

Bond Funds - 32.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $395,588,252)	34,190,294	387,717,936

Inflation-Protected Bond Funds - 3.5%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $44,037,244)	4,322,701	41,930,197

Short-Term Funds - 13.3%
Fidelity Series Government Money Market Fund 1.67% (a)(b)
(Cost $159,390,236)	159,390,236	159,390,236
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $976,323,740)		1,197,747,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99,106)
NET ASSETS - 100%		$1,197,648,863

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$14,140,810	$858,831	$60,826	$(2,344)	$661,914	$13,941,549
Fidelity Series Commodity Strategy Fund Class F	11,755,739	455,912	11,925,711	--	(3,987,375)	3,701,435	--
Fidelity Series Global ex U.S. Index Fund	164,314,491	35,734,892	40,808,976	4,425,938	955,122	21,719,876	181,915,405
Fidelity Series Government Money Market Fund 1.67%	--	31,064,933	9,891,958	1,245,108	--	--	159,390,236
Fidelity Series Government Money Market Fund Class F 1.04%	126,794,469	15,902,697	4,479,905	350,361	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	8,249,155	2,343,938	832,717	(14,854)	(2,107,047)	41,930,197
Fidelity Series Inflation-Protected Bond Index Fund Class F	34,290,595	3,652,768	1,202,019	14,819	3,577	1,401,960	--
Fidelity Total Market Index Fund Class F	369,143,478	81,138,804	79,017,852	9,386,510	1,679,940	39,908,276	412,852,646
Fidelity U.S. Bond Index Fund Class F	330,980,643	103,498,390	40,256,053	9,357,121	(277,902)	(6,227,142)	387,717,936
Total	$1,037,279,415	$293,838,361	$190,785,243	$25,673,400	$(1,643,836)	$59,059,272	$1,197,747,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $976,323,740)	$1,197,747,969
Total Investment in Securities (cost $976,323,740)		$1,197,747,969
Cash		5
Receivable for investments sold		6,461,354
Receivable for fund shares sold		1,381,685
Receivable from affiliate for expense reductions		28,267
Total assets		1,205,619,280
Liabilities
Payable for investments purchased	$6,997,434
Payable for fund shares redeemed	846,017
Transfer agent fees payable	126,966
Total liabilities		7,970,417
Net Assets		$1,197,648,863
Net Assets consist of:
Paid in capital		$977,165,289
Undistributed net investment income		2,842,220
Accumulated undistributed net realized gain (loss) on investments		(3,782,875)
Net unrealized appreciation (depreciation) on investments		221,424,229
Net Assets		$1,197,648,863
Investor Class:
Net Asset Value, offering price and redemption price per share ($637,220,875 ÷ 42,699,200 shares)		$14.92
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($560,427,988 ÷ 37,570,088 shares)		$14.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$21,703,704
Expenses
Transfer agent fees	$1,418,022
Independent trustees' fees and expenses	4,075
Total expenses before reductions	1,422,097
Expense reductions	(365,743)	1,056,354
Net investment income (loss)		20,647,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,643,836)
Realized gain distributions from underlying funds:
Affiliated issuers	3,969,696
Total net realized gain (loss)		2,325,860
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	59,059,272
Total change in net unrealized appreciation (depreciation)		59,059,272
Net gain (loss)		61,385,132
Net increase (decrease) in net assets resulting from operations		$82,032,482

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,647,350	$17,448,741
Net realized gain (loss)	2,325,860	5,722,978
Change in net unrealized appreciation (depreciation)	59,059,272	57,498,019
Net increase (decrease) in net assets resulting from operations	82,032,482	80,669,738
Distributions to shareholders from net investment income	(19,558,222)	(17,117,936)
Distributions to shareholders from net realized gain	(3,080,301)	(847,669)
Total distributions	(22,638,523)	(17,965,605)
Share transactions - net increase (decrease)	101,046,987	66,377,746
Total increase (decrease) in net assets	160,440,946	129,081,879
Net Assets
Beginning of period	1,037,207,917	908,126,038
End of period	$1,197,648,863	$1,037,207,917
Other Information
Undistributed net investment income end of period	$2,842,220	$1,753,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.11	$13.22	$13.62	$13.31	$12.39
Income from Investment Operations
Net investment income (loss)A	.27	.25	.23	.25	.20
Net realized and unrealized gain (loss)	.83	.89	(.38)	.52	.75
Total from investment operations	1.10	1.14	(.15)	.77	.95
Distributions from net investment income	(.25)	(.24)	(.25)	(.41)	(.02)
Distributions from net realized gain	(.04)	(.01)	–B	(.05)	(.02)
Total distributions	(.29)	(.25)	(.25)	(.46)	(.03)C
Net asset value, end of period	$14.92	$14.11	$13.22	$13.62	$13.31
Total ReturnD	7.82%	8.71%	(1.10)%	5.87%	7.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.81%	1.80%	1.70%	1.86%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$637,221	$516,456	$577,905	$910,801	$828,722
Portfolio turnover rateF	17%	29%	22%	19%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.27	.25	.28
Net realized and unrealized gain (loss)	.85	.90	(.56)
Total from investment operations	1.12	1.15	(.28)
Distributions from net investment income	(.26)	(.25)	(.23)
Distributions from net realized gain	(.04)	(.01)	–C
Total distributions	(.30)	(.26)	(.23)
Net asset value, end of period	$14.92	$14.10	$13.21
Total ReturnD,E	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.04%	.02%H
Expenses net of all reductions	.07%	.04%	.02%H
Net investment income (loss)	1.86%	1.85%	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$560,428	$520,752	$330,221
Portfolio turnover rateG	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	39.2
Fidelity U.S. Bond Index Fund Class F	30.4
Fidelity Series Global ex U.S. Index Fund	17.2
Fidelity Series Government Money Market Fund 1.67%	9.3
Fidelity Series Inflation-Protected Bond Index Fund	2.7
Fidelity Commodity Strategy Fund Class F	1.2
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.2%
Commodity Funds	1.2%
International Equity Funds	17.2%
Bond Funds	30.4%
Inflation-Protected Bond Funds	2.7%
Short-Term Funds	9.3%

Fidelity Freedom® Index 2020 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $950,356,117)	20,350,965	1,544,841,749

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $45,226,020)	4,513,563	47,482,685

International Equity Funds - 17.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $563,459,014)	51,527,950	678,623,098

Bond Funds - 30.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,227,273,621)	105,762,117	1,199,342,406

Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $110,331,792)	10,934,994	106,069,446

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 1.67% (a)(b)
(Cost $366,497,885)	366,497,885	366,497,885
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,263,144,449)		3,942,857,269
NET OTHER ASSETS (LIABILITIES) - 0.0%		(304,106)
NET ASSETS - 100%		$3,942,553,163

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$46,429,312	$1,197,885	$206,901	$(5,407)	$2,256,665	$47,482,685
Fidelity Series Commodity Strategy Fund	--	36,592	36,592	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	39,123,698	1,583,499	39,745,802	--	(11,054,040)	10,092,645	--
Fidelity Series Global ex U.S. Index Fund	581,860,969	114,425,664	99,684,502	16,526,245	2,542,319	79,478,648	678,623,098
Fidelity Series Government Money Market Fund 1.67%	--	66,592,587	13,761,589	2,868,133	--	--	366,497,885
Fidelity Series Government Money Market Fund Class F 1.04%	283,399,194	33,878,247	3,610,554	790,848	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	20,695,803	2,926,946	2,102,001	(35,835)	(4,262,346)	106,069,446
Fidelity Series Inflation-Protected Bond Index Fund Class F	82,300,437	8,861,819	1,048,026	36,066	2,775	2,481,765	--
Fidelity Total Market Index Fund Class F	1,309,507,950	257,732,460	174,432,018	34,826,962	2,771,395	149,261,962	1,544,841,749
Fidelity U.S. Bond Index Fund Class F	994,090,731	296,957,964	71,189,584	28,775,623	(1,033,050)	(19,483,655)	1,199,342,406
Total	$3,290,282,979	$847,193,947	$407,633,498	$86,132,779	$(6,811,843)	$219,825,684	$3,942,857,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,263,144,449)	$3,942,857,269
Total Investment in Securities (cost $3,263,144,449)		$3,942,857,269
Cash		1
Receivable for investments sold		24,542,401
Receivable for fund shares sold		1,914,324
Receivable from affiliate for expense reductions		98,394
Total assets		3,969,412,389
Liabilities
Payable for investments purchased	$21,641,363
Payable for fund shares redeemed	4,817,087
Transfer agent fees payable	400,776
Total liabilities		26,859,226
Net Assets		$3,942,553,163
Net Assets consist of:
Paid in capital		$3,270,688,347
Undistributed net investment income		8,069,799
Accumulated undistributed net realized gain (loss) on investments		(15,917,803)
Net unrealized appreciation (depreciation) on investments		679,712,820
Net Assets		$3,942,553,163
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,638,441,220 ÷ 104,413,973 shares)		$15.69
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,304,111,943 ÷ 146,888,311 shares)		$15.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$72,482,524
Expenses
Transfer agent fees	$4,427,833
Independent trustees' fees and expenses	13,250
Total expenses before reductions	4,441,083
Expense reductions	(1,213,536)	3,227,547
Net investment income (loss)		69,254,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(6,811,843)
Realized gain distributions from underlying funds:
Affiliated issuers	13,650,255
Total net realized gain (loss)		6,838,412
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	219,825,684
Total change in net unrealized appreciation (depreciation)		219,825,684
Net gain (loss)		226,664,096
Net increase (decrease) in net assets resulting from operations		$295,919,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,254,977	$56,181,484
Net realized gain (loss)	6,838,412	6,990,408
Change in net unrealized appreciation (depreciation)	219,825,684	211,054,833
Net increase (decrease) in net assets resulting from operations	295,919,073	274,226,725
Distributions to shareholders from net investment income	(66,426,677)	(54,973,787)
Distributions to shareholders from net realized gain	(5,015,590)	(1,286,363)
Total distributions	(71,442,267)	(56,260,150)
Share transactions - net increase (decrease)	428,000,426	411,720,041
Total increase (decrease) in net assets	652,477,232	629,686,616
Net Assets
Beginning of period	3,290,075,931	2,660,389,315
End of period	$3,942,553,163	$3,290,075,931
Other Information
Undistributed net investment income end of period	$8,069,799	$5,612,876

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$13.65	$14.10	$13.72	$12.67
Income from Investment Operations
Net investment income (loss)A	.29	.27	.23	.26	.22
Net realized and unrealized gain (loss)	.99	1.04	(.42)	.57	.86
Total from investment operations	1.28	1.31	(.19)	.83	1.08
Distributions from net investment income	(.27)	(.25)	(.26)	(.41)	(.02)
Distributions from net realized gain	(.02)	(.01)	–B	(.04)	(.01)
Total distributions	(.29)	(.26)	(.26)	(.45)	(.03)
Net asset value, end of period	$15.69	$14.70	$13.65	$14.10	$13.72
Total ReturnC	8.72%	9.68%	(1.34)%	6.18%	8.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.86%	1.88%	1.69%	1.90%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,441	$1,295,896	$1,410,489	$2,458,061	$2,010,769
Portfolio turnover rateE	11%	20%	16%	16%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.30	.27	.32
Net realized and unrealized gain (loss)	.99	1.05	(.67)
Total from investment operations	1.29	1.32	(.35)
Distributions from net investment income	(.28)	(.26)	(.24)
Distributions from net realized gain	(.02)	(.01)	–C
Total distributions	(.30)	(.27)	(.24)
Net asset value, end of period	$15.69	$14.70	$13.65
Total ReturnD,E	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.05%	.02%H
Expenses net of all reductions	.07%	.05%	.02%H
Net investment income (loss)	1.91%	1.93%	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateG	11%	20%	16%H

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	43.2
Fidelity U.S. Bond Index Fund Class F	28.8
Fidelity Series Global ex U.S. Index Fund	18.9
Fidelity Series Government Money Market Fund 1.67%	5.9
Fidelity Series Inflation-Protected Bond Index Fund	1.9
Fidelity Commodity Strategy Fund Class F	1.3
Fidelity Cash Central Fund, 1.72%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.2%
Commodity Funds	1.3%
International Equity Funds	18.9%
Bond Funds	28.8%
Inflation-Protected Bond Funds	1.9%
Short-Term Funds	5.9%

Fidelity Freedom® Index 2025 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 43.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,051,396,195)	20,573,426	1,561,728,775

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $44,032,890)	4,384,434	46,124,245

International Equity Funds - 18.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $579,539,642)	52,038,669	685,349,266

Bond Funds - 28.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,068,455,106)	92,019,884	1,043,505,486

Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $70,016,466)	7,000,319	67,903,098

Short-Term Funds - 5.9%
Fidelity Cash Central Fund, 1.72% (b)	1	1
Fidelity Series Government Money Market Fund 1.67% (a)(c)	213,104,497	213,104,497
TOTAL SHORT-TERM FUNDS
(Cost $213,104,498)		213,104,498
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,026,544,797)		3,617,715,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(283,410)
NET ASSETS - 100%		$3,617,431,958

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$44,566,000	$529,260	$191,965	$(3,850)	$2,091,355	$46,124,245
Fidelity Series Commodity Strategy Fund	--	35,943	35,943	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	33,800,162	1,981,394	34,939,893	--	(7,595,949)	6,754,286	--
Fidelity Series Global ex U.S. Index Fund	521,823,587	164,403,541	76,436,246	16,194,848	2,521,449	73,036,935	685,349,266
Fidelity Series Government Money Market Fund 1.67%	--	52,469,728	3,704,229	1,586,255	--	--	213,104,497
Fidelity Series Government Money Market Fund Class F 1.04%	139,226,003	25,972,245	859,250	401,738	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	17,753,596	1,263,414	1,291,322	(18,596)	(2,113,368)	67,903,098
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,395,159	7,417,882	279,819	20,589	726	1,010,932	--
Fidelity Total Market Index Fund Class F	1,175,931,275	371,515,476	127,923,746	33,723,295	1,302,702	140,903,068	1,561,728,775
Fidelity U.S. Bond Index Fund Class F	768,348,006	336,718,255	43,436,546	23,752,502	(464,930)	(17,659,299)	1,043,505,486
Total	$2,684,524,192	$1,022,834,060	$289,408,346	$77,162,514	$(4,258,448)	$204,023,909	$3,617,715,367

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Affiliated issuers (cost $3,026,544,796)	3,617,715,367
Total Investment in Securities (cost $3,026,544,797)		$3,617,715,368
Cash		24
Receivable for investments sold		21,167,858
Receivable for fund shares sold		4,243,177
Receivable from affiliate for expense reductions		94,137
Total assets		3,643,220,564
Liabilities
Payable for investments purchased	$23,107,455
Payable for fund shares redeemed	2,304,995
Transfer agent fees payable	376,156
Total liabilities		25,788,606
Net Assets		$3,617,431,958
Net Assets consist of:
Paid in capital		$3,033,385,526
Undistributed net investment income		6,368,015
Accumulated undistributed net realized gain (loss) on investments		(13,492,154)
Net unrealized appreciation (depreciation) on investments		591,170,571
Net Assets		$3,617,431,958
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,761,021,554 ÷ 105,666,993 shares)		$16.67
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,856,410,404 ÷ 111,376,230 shares)		$16.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$64,755,370
Income from Fidelity Central Funds		24
Total income		64,755,394
Expenses
Transfer agent fees	$3,956,668
Independent trustees' fees and expenses	11,416
Total expenses before reductions	3,968,084
Expense reductions	(1,077,044)	2,891,040
Net investment income (loss)		61,864,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(4,258,448)
Realized gain distributions from underlying funds:
Affiliated issuers	12,407,144
Total net realized gain (loss)		8,148,696
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	204,023,909
Total change in net unrealized appreciation (depreciation)		204,023,909
Net gain (loss)		212,172,605
Net increase (decrease) in net assets resulting from operations		$274,036,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,864,354	$45,697,705
Net realized gain (loss)	8,148,696	4,799,676
Change in net unrealized appreciation (depreciation)	204,023,909	185,436,844
Net increase (decrease) in net assets resulting from operations	274,036,959	235,934,225
Distributions to shareholders from net investment income	(59,481,033)	(44,466,395)
Distributions to shareholders from net realized gain	(3,473,804)	(1,138,843)
Total distributions	(62,954,837)	(45,605,238)
Share transactions - net increase (decrease)	722,009,775	521,304,677
Total increase (decrease) in net assets	933,091,897	711,633,664
Net Assets
Beginning of period	2,684,340,061	1,972,706,397
End of period	$3,617,431,958	$2,684,340,061
Other Information
Undistributed net investment income end of period	$6,368,015	$4,243,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.50	$14.27	$14.80	$14.36	$12.99
Income from Investment Operations
Net investment income (loss)A	.31	.29	.27	.30	.24
Net realized and unrealized gain (loss)	1.17	1.22	(.52)	.65	1.15
Total from investment operations	1.48	1.51	(.25)	.95	1.39
Distributions from net investment income	(.29)	(.27)	(.27)	(.48)B	(.01)
Distributions from net realized gain	(.02)	(.01)	–C	(.03)B	(.01)
Total distributions	(.31)	(.28)	(.28)D	(.51)	(.02)
Net asset value, end of period	$16.67	$15.50	$14.27	$14.80	$14.36
Total ReturnE	9.53%	10.67%	(1.72)%	6.73%	10.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.91%	1.97%	1.84%	2.03%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,761,022	$1,227,802	$1,179,785	$1,723,943	$1,347,992
Portfolio turnover rateG	9%	18%	17%	15%	21%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.32	.30	.33
Net realized and unrealized gain (loss)	1.17	1.22	(.79)
Total from investment operations	1.49	1.52	(.46)
Distributions from net investment income	(.30)	(.28)	(.27)
Distributions from net realized gain	(.02)	(.01)	–C
Total distributions	(.32)	(.29)	(.27)
Net asset value, end of period	$16.67	$15.50	$14.27
Total ReturnD,E	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.05%	.02%H
Expenses net of all reductions	.07%	.05%	.02%H
Net investment income (loss)	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateG	9%	18%	17%H

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	51.5
Fidelity U.S. Bond Index Fund Class F	23.5
Fidelity Series Global ex U.S. Index Fund	22.6
Fidelity Commodity Strategy Fund Class F	1.3
Fidelity Series Inflation-Protected Bond Index Fund	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
Commodity Funds	1.3%
International Equity Funds	22.6%
Bond Funds	23.5%
Inflation-Protected Bond Funds	1.1%

Fidelity Freedom® Index 2030 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,579,630,133)	30,544,967	2,318,668,430

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $56,761,662)	5,652,153	59,460,652

International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $868,003,722)	77,212,791	1,016,892,451

Bond Funds - 23.5%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,081,009,009)	93,238,745	1,057,327,370

Inflation-Protected Bond Funds - 1.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $48,619,151)	4,895,436	47,485,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,634,023,677)		4,499,834,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(331,872)
NET ASSETS - 100%		$4,499,502,757

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$57,433,392	$665,366	$245,717	$(6,364)	$2,698,990	$59,460,652
Fidelity Series Commodity Strategy Fund	--	47,997	47,997	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	43,571,213	1,961,512	44,454,013	--	(10,572,992)	9,494,280	--
Fidelity Series Global ex U.S. Index Fund	792,553,531	218,000,801	107,063,633	23,970,825	3,554,511	109,847,241	1,016,892,451
Fidelity Series Inflation-Protected Bond Index Fund	--	13,749,380	695,374	876,644	(10,110)	(1,133,425)	47,485,726
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,506,106	5,826,892	146,226	13,522	463	388,020	--
Fidelity Total Market Index Fund Class F	1,794,616,069	479,252,915	168,005,960	50,288,574	1,325,239	211,480,167	2,318,668,430
Fidelity U.S. Bond Index Fund Class F	699,371,055	407,789,880	31,485,023	22,752,747	(654,321)	(17,694,221)	1,057,327,370
Total	$3,359,617,974	$1,184,062,769	$352,563,592	$98,148,029	$(6,363,574)	$315,081,052	$4,499,834,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,634,023,677)	$4,499,834,629
Total Investment in Securities (cost $3,634,023,677)		$4,499,834,629
Receivable for investments sold		15,401,551
Receivable for fund shares sold		2,771,937
Receivable from affiliate for expense reductions		124,588
Total assets		4,518,132,705
Liabilities
Payable for investments purchased	$16,619,034
Payable for fund shares redeemed	1,554,879
Transfer agent fees payable	456,035
Total liabilities		18,629,948
Net Assets		$4,499,502,757
Net Assets consist of:
Paid in capital		$3,640,362,831
Undistributed net investment income		5,848,579
Accumulated undistributed net realized gain (loss) on investments		(12,519,605)
Net unrealized appreciation (depreciation) on investments		865,810,952
Net Assets		$4,499,502,757
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,856,566,393 ÷ 105,693,512 shares)		$17.57
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,642,936,364 ÷ 150,459,352 shares)		$17.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$80,935,565
Expenses
Transfer agent fees	$4,789,861
Independent trustees' fees and expenses	14,199
Total expenses before reductions	4,804,060
Expense reductions	(1,366,429)	3,437,631
Net investment income (loss)		77,497,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(6,363,574)
Realized gain distributions from underlying funds:
Affiliated issuers	17,212,464
Total net realized gain (loss)		10,848,890
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	315,081,052
Total change in net unrealized appreciation (depreciation)		315,081,052
Net gain (loss)		325,929,942
Net increase (decrease) in net assets resulting from operations		$403,427,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,497,934	$59,114,331
Net realized gain (loss)	10,848,890	9,687,272
Change in net unrealized appreciation (depreciation)	315,081,052	289,603,263
Net increase (decrease) in net assets resulting from operations	403,427,876	358,404,866
Distributions to shareholders from net investment income	(75,072,440)	(57,869,689)
Distributions to shareholders from net realized gain	(3,357,942)	(1,383,530)
Total distributions	(78,430,382)	(59,253,219)
Share transactions - net increase (decrease)	815,123,759	579,864,862
Total increase (decrease) in net assets	1,140,121,253	879,016,509
Net Assets
Beginning of period	3,359,381,504	2,480,364,995
End of period	$4,499,502,757	$3,359,381,504
Other Information
Undistributed net investment income end of period	$5,848,579	$3,423,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$14.49	$15.15	$14.62	$13.10
Income from Investment Operations
Net investment income (loss)A	.33	.31	.26	.30	.25
Net realized and unrealized gain (loss)	1.50	1.57	(.63)	.73	1.29
Total from investment operations	1.83	1.88	(.37)	1.03	1.54
Distributions from net investment income	(.31)	(.29)	(.29)	(.48)	(.01)
Distributions from net realized gain	(.01)	(.01)	–B	(.02)	(.01)
Total distributions	(.33)C	(.30)	(.29)	(.50)	(.02)
Net asset value, end of period	$17.57	$16.07	$14.49	$15.15	$14.62
Total ReturnD	11.35%	13.07%	(2.44)%	7.16%	11.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.92%	2.03%	1.75%	1.99%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,856,566	$1,333,880	$1,315,200	$2,224,676	$1,704,216
Portfolio turnover rateF	9%	13%	13%	12%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.014 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.34	.32	.38
Net realized and unrealized gain (loss)	1.49	1.57	(1.04)
Total from investment operations	1.83	1.89	(.66)
Distributions from net investment income	(.32)	(.30)	(.29)
Distributions from net realized gain	(.01)	(.01)	–C
Total distributions	(.33)	(.31)	(.29)
Net asset value, end of period	$17.57	$16.07	$14.49
Total ReturnD,E	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.05%	.02%H
Expenses net of all reductions	.07%	.05%	.02%H
Net investment income (loss)	1.97%	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateG	9%	13%	13%H

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	59.9
Fidelity Series Global ex U.S. Index Fund	26.2
Fidelity U.S. Bond Index Fund Class F	12.3
Fidelity Commodity Strategy Fund Class F	1.4
Fidelity Series Inflation-Protected Bond Index Fund	0.2
Fidelity Cash Central Fund, 1.72%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	59.9%
Commodity Funds	1.4%
International Equity Funds	26.2%
Bond Funds	12.3%
Inflation-Protected Bond Funds	0.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,248,084,028)	22,994,644	1,745,523,415

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $37,325,756)	3,711,941	39,049,622

International Equity Funds - 26.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $657,935,377)	57,974,496	763,524,116

Bond Funds - 12.3%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $366,703,034)	31,685,843	359,317,454

Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $6,319,021)	642,833	6,235,479

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,316,367,217)		2,913,650,087
NET OTHER ASSETS (LIABILITIES) - 0.0%		(221,953)
NET ASSETS - 100%		$2,913,428,134

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Commodity Strategy Fund	$--	$50,058	$50,058	$--	$--	$--	$--
Fidelity Commodity Strategy Fund Class F	$--	$37,724,658	$396,373	$158,201	$(2,529)	$1,723,866	$39,049,622
Fidelity Series Commodity Strategy Fund Class F	27,431,702	1,847,169	28,593,314	--	(6,070,487)	5,384,930	--
Fidelity Series Global ex U.S. Index Fund	555,421,072	188,775,898	60,746,999	17,623,330	2,090,943	77,983,202	763,524,116
Fidelity Series Inflation-Protected Bond Index Fund	--	3,478,583	29,608	100,298	(456)	(83,542)	6,235,479
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,396,593	1,495,741	18,500	901	71	(3,403)	--
Fidelity Total Market Index Fund Class F	1,261,394,419	414,307,564	81,994,011	36,816,947	47,981	151,767,462	1,745,523,415
Fidelity U.S. Bond Index Fund Class F	221,059,905	154,352,845	9,880,947	7,420,152	(146,504)	(6,067,845)	359,317,454
Total	$2,066,703,691	$802,032,516	$181,709,810	$62,119,829	$(4,080,981)	$230,704,670	$2,913,650,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Affiliated issuers (cost $2,316,367,216)	2,913,650,086
Total Investment in Securities (cost $2,316,367,217)		$2,913,650,087
Cash		3
Receivable for investments sold		6,697,037
Receivable for fund shares sold		2,477,848
Receivable from affiliate for expense reductions		81,028
Total assets		2,922,906,003
Liabilities
Payable for investments purchased	$7,782,984
Payable for fund shares redeemed	1,391,724
Transfer agent fees payable	303,161
Total liabilities		9,477,869
Net Assets		$2,913,428,134
Net Assets consist of:
Paid in capital		$2,321,842,217
Undistributed net investment income		1,397,272
Accumulated undistributed net realized gain (loss) on investments		(7,094,225)
Net unrealized appreciation (depreciation) on investments		597,282,870
Net Assets		$2,913,428,134
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,390,825,509 ÷ 74,652,502 shares)		$18.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,522,602,625 ÷ 81,699,389 shares)		$18.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$50,259,526
Income from Fidelity Central Funds		3
Total income		50,259,529
Expenses
Transfer agent fees	$3,100,367
Independent trustees' fees and expenses	8,934
Total expenses before reductions	3,109,301
Expense reductions	(868,156)	2,241,145
Net investment income (loss)		48,018,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(4,080,981)
Realized gain distributions from underlying funds:
Affiliated issuers	11,860,303
Total net realized gain (loss)		7,779,322
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	230,704,670
Total change in net unrealized appreciation (depreciation)		230,704,670
Net gain (loss)		238,483,992
Net increase (decrease) in net assets resulting from operations		$286,502,376

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,018,384	$35,229,689
Net realized gain (loss)	7,779,322	7,160,040
Change in net unrealized appreciation (depreciation)	230,704,670	200,174,805
Net increase (decrease) in net assets resulting from operations	286,502,376	242,564,534
Distributions to shareholders from net investment income	(46,982,742)	(34,907,392)
Distributions to shareholders from net realized gain	(2,454,277)	(913,937)
Total distributions	(49,437,019)	(35,821,329)
Share transactions - net increase (decrease)	609,809,287	397,733,882
Total increase (decrease) in net assets	846,874,644	604,477,087
Net Assets
Beginning of period	2,066,553,490	1,462,076,403
End of period	$2,913,428,134	$2,066,553,490
Other Information
Undistributed net investment income end of period	$1,397,272	$559,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$14.91	$15.67	$15.11	$13.32
Income from Investment Operations
Net investment income (loss)A	.34	.32	.27	.31	.25
Net realized and unrealized gain (loss)	1.84	1.87	(.73)	.77	1.55
Total from investment operations	2.18	2.19	(.46)	1.08	1.80
Distributions from net investment income	(.32)	(.30)	(.30)	(.51)	(.01)
Distributions from net realized gain	(.02)	(.01)	–B	(.01)	–B
Total distributions	(.34)	(.31)	(.30)	(.52)	(.01)
Net asset value, end of period	$18.63	$16.79	$14.91	$15.67	$15.11
Total ReturnC	12.96%	14.81%	(2.93)%	7.25%	13.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.89%	2.02%	1.79%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,390,826	$936,458	$880,845	$1,282,091	$1,000,962
Portfolio turnover rateE	7%	13%	11%	13%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.35	.33	.39
Net realized and unrealized gain (loss)	1.84	1.87	(1.20)
Total from investment operations	2.19	2.20	(.81)
Distributions from net investment income	(.33)	(.31)	(.30)
Distributions from net realized gain	(.02)	(.01)	–C
Total distributions	(.35)	(.32)	(.30)
Net asset value, end of period	$18.64	$16.80	$14.92
Total ReturnD,E	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.05%	.01%H
Expenses net of all reductions	.07%	.05%	.01%H
Net investment income (loss)	1.94%	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateG	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	61.7
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity U.S. Bond Index Fund Class F	10.0
Fidelity Commodity Strategy Fund Class F	1.3
Fidelity Cash Central Fund, 1.72%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,403,909,790)	26,103,802	1,981,539,621

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $41,629,205)	4,140,900	43,562,265

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $744,946,681)	65,763,479	866,105,013

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $327,329,895)	28,240,599	320,248,391

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $3)	3	3
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,517,815,574)		3,211,455,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(235,057)
NET ASSETS - 100%		$3,211,220,236

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$42,018,091	$385,436	$176,876	$(3,450)	$1,933,060	$43,562,265
Fidelity Series Commodity Strategy Fund	--	29,966	29,966	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	31,172,985	1,899,466	32,296,507	--	(7,378,609)	6,602,665	--
Fidelity Series Global ex U.S. Index Fund	633,792,887	196,108,189	54,402,704	19,813,033	1,906,877	88,699,764	866,105,013
Fidelity Total Market Index Fund Class F	1,439,197,740	428,559,559	57,478,374	41,486,636	(45,382)	171,306,078	1,981,539,621
Fidelity U.S. Bond Index Fund Class F	234,077,876	110,823,987	19,097,623	7,223,252	(306,424)	(5,249,425)	320,248,391
Total	$2,338,241,488	$779,439,258	$163,690,610	$68,699,797	$(5,826,988)	$263,292,142	$3,211,455,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $3)	$3
Affiliated issuers (cost $2,517,815,571)	3,211,455,290
Total Investment in Securities (cost $2,517,815,574)		$3,211,455,293
Cash		4
Receivable for investments sold		10,086,054
Receivable for fund shares sold		2,428,705
Receivable from affiliate for expense reductions		89,732
Total assets		3,224,059,788
Liabilities
Payable for investments purchased	$11,101,699
Payable for fund shares redeemed	1,413,590
Transfer agent fees payable	324,263
Total liabilities		12,839,552
Net Assets		$3,211,220,236
Net Assets consist of:
Paid in capital		$2,522,757,174
Undistributed net investment income		1,209,633
Accumulated undistributed net realized gain (loss) on investments		(6,386,290)
Net unrealized appreciation (depreciation) on investments		693,639,719
Net Assets		$3,211,220,236
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,281,722,295 ÷ 68,272,382 shares)		$18.77
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,929,497,941 ÷ 102,808,234 shares)		$18.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$55,464,847
Income from Fidelity Central Funds		4
Total income		55,464,851
Expenses
Transfer agent fees	$3,348,026
Independent trustees' fees and expenses	9,962
Total expenses before reductions	3,357,988
Expense reductions	(966,707)	2,391,281
Net investment income (loss)		53,073,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,826,988)
Realized gain distributions from underlying funds:
Affiliated issuers	13,234,950
Total net realized gain (loss)		7,407,962
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	263,292,142
Total change in net unrealized appreciation (depreciation)		263,292,142
Net gain (loss)		270,700,104
Net increase (decrease) in net assets resulting from operations		$323,773,674

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,073,570	$41,053,973
Net realized gain (loss)	7,407,962	6,925,856
Change in net unrealized appreciation (depreciation)	263,292,142	234,740,002
Net increase (decrease) in net assets resulting from operations	323,773,674	282,719,831
Distributions to shareholders from net investment income	(52,237,907)	(40,761,925)
Distributions to shareholders from net realized gain	(2,681,758)	(1,041,933)
Total distributions	(54,919,665)	(41,803,858)
Share transactions - net increase (decrease)	604,288,654	356,188,582
Total increase (decrease) in net assets	873,142,663	597,104,555
Net Assets
Beginning of period	2,338,077,573	1,740,973,018
End of period	$3,211,220,236	$2,338,077,573
Other Information
Undistributed net investment income end of period	$1,209,633	$615,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$15.00	$15.76	$15.18	$13.36
Income from Investment Operations
Net investment income (loss)A	.34	.32	.26	.31	.25
Net realized and unrealized gain (loss)	1.87	1.90	(.72)	.78	1.58
Total from investment operations	2.21	2.22	(.46)	1.09	1.83
Distributions from net investment income	(.33)	(.31)	(.30)	(.50)	(.01)
Distributions from net realized gain	(.02)	(.01)	–B	–B	–B
Total distributions	(.34)C	(.32)	(.30)	(.51)D	(.01)
Net asset value, end of period	$18.77	$16.90	$15.00	$15.76	$15.18
Total ReturnE	13.08%	14.90%	(2.91)%	7.27%	13.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.87%	2.02%	1.70%	1.99%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,281,722	$900,067	$910,880	$1,511,298	$1,179,249
Portfolio turnover rateG	6%	13%	9%	12%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.017 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.35	.33	.41
Net realized and unrealized gain (loss)	1.88	1.89	(1.22)
Total from investment operations	2.23	2.22	(.81)
Distributions from net investment income	(.34)	(.32)	(.30)
Distributions from net realized gain	(.02)	(.01)	–C
Total distributions	(.35)D	(.33)	(.31)E
Net asset value, end of period	$18.77	$16.89	$15.00
Total ReturnF,G	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.07%	.05%	.01%J
Expenses net of all reductions	.07%	.05%	.01%J
Net investment income (loss)	1.92%	2.07%	3.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateI	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.017 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	61.7
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity U.S. Bond Index Fund Class F	10.0
Fidelity Commodity Strategy Fund Class F	1.3
Fidelity Cash Central Fund, 1.72%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $886,834,895)	15,731,336	1,194,165,689

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $25,114,214)	2,495,743	26,255,219

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $452,726,349)	39,631,962	521,952,944

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $197,560,859)	17,018,886	192,994,166

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,562,236,318)		1,935,368,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(146,012)
NET ASSETS - 100%		$1,935,222,007

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Commodity Strategy Fund	$--	$42,799	$42,799	$--	$--	$--	$--
Fidelity Commodity Strategy Fund Class F	$--	$25,328,727	$213,171	$104,435	$(1,342)	$1,141,005	$26,255,219
Fidelity Series Commodity Strategy Fund Class F	17,699,726	1,367,232	18,623,173	--	(3,804,690)	3,360,905	--
Fidelity Series Global ex U.S. Index Fund	359,862,868	140,585,711	30,895,835	11,796,848	1,178,580	51,221,620	521,952,944
Fidelity Total Market Index Fund Class F	817,164,822	308,089,822	30,927,813	24,533,089	(49,968)	99,888,826	1,194,165,689
Fidelity U.S. Bond Index Fund Class F	132,906,550	74,237,786	10,780,114	4,255,154	(163,683)	(3,206,373)	192,994,166
Total	$1,327,633,966	$549,652,077	$91,482,905	$40,689,526	$(2,841,103)	$152,405,983	$1,935,368,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Affiliated issuers (cost $1,562,236,317)	1,935,368,018
Total Investment in Securities (cost $1,562,236,318)		$1,935,368,019
Cash		5
Receivable for investments sold		6,173,744
Receivable for fund shares sold		1,397,588
Receivable from affiliate for expense reductions		53,995
Total assets		1,942,993,351
Liabilities
Payable for investments purchased	$6,554,187
Payable for fund shares redeemed	1,017,384
Transfer agent fees payable	199,773
Total liabilities		7,771,344
Net Assets		$1,935,222,007
Net Assets consist of:
Paid in capital		$1,564,364,442
Undistributed net investment income		771,366
Accumulated undistributed net realized gain (loss) on investments		(3,045,502)
Net unrealized appreciation (depreciation) on investments		373,131,701
Net Assets		$1,935,222,007
Investor Class:
Net Asset Value, offering price and redemption price per share ($872,778,792 ÷ 46,146,479 shares)		$18.91
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,062,443,215 ÷ 56,163,057 shares)		$18.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$32,869,467
Income from Fidelity Central Funds		4
Total income		32,869,471
Expenses
Transfer agent fees	$2,016,767
Independent trustees' fees and expenses	5,836
Total expenses before reductions	2,022,603
Expense reductions	(569,856)	1,452,747
Net investment income (loss)		31,416,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,841,103)
Realized gain distributions from underlying funds:
Affiliated issuers	7,820,059
Total net realized gain (loss)		4,978,956
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	152,405,983
Total change in net unrealized appreciation (depreciation)		152,405,983
Net gain (loss)		157,384,939
Net increase (decrease) in net assets resulting from operations		$188,801,663

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,416,724	$22,959,679
Net realized gain (loss)	4,978,956	3,212,741
Change in net unrealized appreciation (depreciation)	152,405,983	130,690,741
Net increase (decrease) in net assets resulting from operations	188,801,663	156,863,161
Distributions to shareholders from net investment income	(31,021,585)	(22,724,189)
Distributions to shareholders from net realized gain	(2,702,847)	(574,033)
Total distributions	(33,724,432)	(23,298,222)
Share transactions - net increase (decrease)	452,606,471	264,415,613
Total increase (decrease) in net assets	607,683,702	397,980,552
Net Assets
Beginning of period	1,327,538,305	929,557,753
End of period	$1,935,222,007	$1,327,538,305
Other Information
Undistributed net investment income end of period	$771,366	$426,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.13	$15.89	$15.32	$13.44
Income from Investment Operations
Net investment income (loss)A	.35	.33	.28	.32	.25
Net realized and unrealized gain (loss)	1.88	1.90	(.74)	.77	1.64
Total from investment operations	2.23	2.23	(.46)	1.09	1.89
Distributions from net investment income	(.33)	(.31)	(.30)	(.51)	(.01)
Distributions from net realized gain	(.03)	(.01)	–B	(.01)	–B
Total distributions	(.36)	(.32)	(.30)	(.52)	(.01)
Net asset value, end of period	$18.91	$17.04	$15.13	$15.89	$15.32
Total ReturnC	13.08%	14.87%	(2.88)%	7.22%	14.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.89%	2.04%	1.79%	2.04%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$872,779	$583,893	$542,581	$750,330	$577,603
Portfolio turnover rateE	6%	15%	8%	12%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.36	.34	.40
Net realized and unrealized gain (loss)	1.89	1.90	(1.22)
Total from investment operations	2.25	2.24	(.82)
Distributions from net investment income	(.34)	(.32)	(.30)
Distributions from net realized gain	(.03)	(.01)	–C
Total distributions	(.37)	(.33)	(.31)D
Net asset value, end of period	$18.92	$17.04	$15.13
Total ReturnE,F	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%	.05%	.01%I
Expenses net of all reductions	.07%	.05%	.01%I
Net investment income (loss)	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,443	$743,645	$386,977
Portfolio turnover rateH	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	61.7
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity U.S. Bond Index Fund Class F	10.0
Fidelity Commodity Strategy Fund Class F	1.3
Fidelity Cash Central Fund, 1.72%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $830,484,108)	14,661,665	1,112,966,999

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $23,409,340)	2,326,151	24,471,106

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $422,079,212)	36,937,109	486,461,725

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $184,271,746)	15,861,614	179,870,698

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $2)	2	2
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,460,244,408)		1,803,770,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132,825)
NET ASSETS - 100%		$1,803,637,705

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$23,617,375	$206,567	$96,979	$(1,468)	$1,061,766	$24,471,106
Fidelity Series Commodity Strategy Fund	--	27,109	27,109	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	16,483,646	1,195,726	17,266,921	--	(3,339,977)	2,927,526	--
Fidelity Series Global ex U.S. Index Fund	335,135,964	130,949,407	28,288,621	10,962,137	1,312,959	47,352,016	486,461,725
Fidelity Total Market Index Fund Class F	761,017,302	289,023,496	29,624,352	22,802,405	(21,603)	92,572,156	1,112,966,999
Fidelity U.S. Bond Index Fund Class F	123,775,230	69,335,375	10,116,048	3,952,663	(98,865)	(3,024,994)	179,870,698
Total	$1,236,412,142	$514,148,488	$85,529,618	$37,814,184	$(2,148,954)	$140,888,470	$1,803,770,528

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2)	$2
Affiliated issuers (cost $1,460,244,406)	1,803,770,528
Total Investment in Securities (cost $1,460,244,408)		$1,803,770,530
Cash		3
Receivable for investments sold		5,576,539
Receivable for fund shares sold		1,416,894
Receivable from affiliate for expense reductions		50,336
Total assets		1,810,814,302
Liabilities
Payable for investments purchased	$6,382,817
Payable for fund shares redeemed	610,828
Transfer agent fees payable	182,952
Total liabilities		7,176,597
Net Assets		$1,803,637,705
Net Assets consist of:
Paid in capital		$1,463,704,272
Undistributed net investment income		760,359
Accumulated undistributed net realized gain (loss) on investments		(4,353,048)
Net unrealized appreciation (depreciation) on investments		343,526,122
Net Assets		$1,803,637,705
Investor Class:
Net Asset Value, offering price and redemption price per share ($739,919,258 ÷ 38,940,369 shares)		$19.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,063,718,447 ÷ 55,992,107 shares)		$19.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$30,545,702
Income from Fidelity Central Funds		2
Total income		30,545,704
Expenses
Transfer agent fees	$1,849,324
Independent trustees' fees and expenses	5,422
Total expenses before reductions	1,854,746
Expense reductions	(529,145)	1,325,601
Net investment income (loss)		29,220,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,148,954)
Realized gain distributions from underlying funds:
Affiliated issuers	7,268,482
Total net realized gain (loss)		5,119,528
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	140,888,470
Total change in net unrealized appreciation (depreciation)		140,888,470
Net gain (loss)		146,007,998
Net increase (decrease) in net assets resulting from operations		$175,228,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,220,103	$22,493,588
Net realized gain (loss)	5,119,528	2,288,720
Change in net unrealized appreciation (depreciation)	140,888,470	126,545,528
Net increase (decrease) in net assets resulting from operations	175,228,101	151,327,836
Distributions to shareholders from net investment income	(28,745,530)	(22,369,375)
Distributions to shareholders from net realized gain	(4,868,444)	(535,461)
Total distributions	(33,613,974)	(22,904,836)
Share transactions - net increase (decrease)	425,700,354	186,468,123
Total increase (decrease) in net assets	567,314,481	314,891,123
Net Assets
Beginning of period	1,236,323,224	921,432,101
End of period	$1,803,637,705	$1,236,323,224
Other Information
Undistributed net investment income end of period	$760,359	$346,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.14	$15.24	$16.01	$15.42	$13.51
Income from Investment Operations
Net investment income (loss)A	.35	.33	.28	.32	.26
Net realized and unrealized gain (loss)	1.90	1.91	(.74)	.78	1.66
Total from investment operations	2.25	2.24	(.46)	1.10	1.92
Distributions from net investment income	(.33)	(.33)	(.30)	(.50)	(.01)
Distributions from net realized gain	(.06)	(.01)	–B	(.01)	–B
Total distributions	(.39)	(.34)	(.31)C	(.51)	(.01)
Net asset value, end of period	$19.00	$17.14	$15.24	$16.01	$15.42
Total ReturnD	13.15%	14.82%	(2.92)%	7.25%	14.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.89%	2.06%	1.80%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$739,919	$513,543	$486,444	$729,639	$521,672
Portfolio turnover rateF	6%	19%	7%	10%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.36	.34	.38
Net realized and unrealized gain (loss)	1.90	1.91	(1.20)
Total from investment operations	2.26	2.25	(.82)
Distributions from net investment income	(.34)	(.34)	(.30)
Distributions from net realized gain	(.06)	(.01)	–C
Total distributions	(.40)	(.35)	(.31)D
Net asset value, end of period	$19.00	$17.14	$15.24
Total ReturnE,F	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%	.05%	.01%I
Expenses net of all reductions	.07%	.05%	.01%I
Net investment income (loss)	1.94%	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,063,718	$722,781	$434,989
Portfolio turnover rateH	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	61.7
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity U.S. Bond Index Fund Class F	10.0
Fidelity Commodity Strategy Fund Class F	1.3
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2055 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $326,714,825)	5,268,187	399,908,097

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $8,431,850)	836,086	8,795,629

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $153,611,320)	13,272,048	174,792,866

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $66,047,384)	5,699,170	64,628,593
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $554,805,379)		648,125,185
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,919)
NET ASSETS - 100%		$648,076,266

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$8,543,228	$111,023	$33,184	$(355)	$363,779	$8,795,629
Fidelity Series Commodity Strategy Fund	--	18,478	18,478	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,232,629	583,904	5,683,255	--	(448,405)	315,127	--
Fidelity Series Global ex U.S. Index Fund	106,382,632	62,310,612	9,871,456	3,800,318	314,092	15,656,986	174,792,866
Fidelity Total Market Index Fund Class F	241,573,831	138,599,745	11,009,981	7,815,622	(21,919)	30,766,421	399,908,097
Fidelity U.S. Bond Index Fund Class F	39,289,946	29,942,636	3,478,049	1,348,428	(40,160)	(1,085,780)	64,628,593
Total	$392,479,038	$239,998,603	$30,172,242	$12,997,552	$(196,747)	$46,016,533	$648,125,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $554,805,379)	$648,125,185
Total Investment in Securities (cost $554,805,379)		$648,125,185
Receivable for investments sold		1,903,393
Receivable for fund shares sold		889,200
Receivable from affiliate for expense reductions		17,985
Total assets		650,935,763
Liabilities
Payable for investments purchased	$2,472,784
Payable for fund shares redeemed	319,845
Transfer agent fees payable	66,868
Total liabilities		2,859,497
Net Assets		$648,076,266
Net Assets consist of:
Paid in capital		$554,817,984
Undistributed net investment income		218,367
Accumulated undistributed net realized gain (loss) on investments		(279,891)
Net unrealized appreciation (depreciation) on investments		93,319,806
Net Assets		$648,076,266
Investor Class:
Net Asset Value, offering price and redemption price per share ($305,191,789 ÷ 20,327,151 shares)		$15.01
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($342,884,477 ÷ 22,822,452 shares)		$15.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$10,509,574
Expenses
Transfer agent fees	$643,839
Independent trustees' fees and expenses	1,830
Total expenses before reductions	645,669
Expense reductions	(180,775)	464,894
Net investment income (loss)		10,044,680
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(196,747)
Realized gain distributions from underlying funds:
Affiliated issuers	2,487,978
Total net realized gain (loss)		2,291,231
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	46,016,533
Total change in net unrealized appreciation (depreciation)		46,016,533
Net gain (loss)		48,307,764
Net increase (decrease) in net assets resulting from operations		$58,352,444

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,044,680	$7,753,009
Net realized gain (loss)	2,291,231	183,572
Change in net unrealized appreciation (depreciation)	46,016,533	41,108,953
Net increase (decrease) in net assets resulting from operations	58,352,444	49,045,534
Distributions to shareholders from net investment income	(9,831,029)	(7,681,288)
Distributions to shareholders from net realized gain	(1,192,955)	(531,576)
Total distributions	(11,023,984)	(8,212,864)
Share transactions - net increase (decrease)	208,298,327	66,070,779
Total increase (decrease) in net assets	255,626,787	106,903,449
Net Assets
Beginning of period	392,449,479	285,546,030
End of period	$648,076,266	$392,449,479
Other Information
Undistributed net investment income end of period	$218,367	$71,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$12.06	$12.71	$12.07	$10.67
Income from Investment Operations
Net investment income (loss)A	.28	.28	.25	.26	.21
Net realized and unrealized gain (loss)	1.49	1.50	(.63)	.62	1.36
Total from investment operations	1.77	1.78	(.38)	.88	1.57
Distributions from net investment income	(.26)	(.29)	(.24)B	(.24)	(.17)
Distributions from net realized gain	(.04)	(.02)	(.01)B	–	–C
Tax return of capital	–	–	(.02)	–	–
Total distributions	(.29)D	(.31)	(.27)	(.24)	(.17)
Net asset value, end of period	$15.01	$13.53	$12.06	$12.71	$12.07
Total ReturnE	13.09%	14.90%	(2.96)%	7.27%	14.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	1.90%	2.18%	2.03%	2.10%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$305,192	$181,697	$150,332	$183,117	$88,084
Portfolio turnover rateG	6%	33%	7%	8%	21%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.036 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.29	.28	.23
Net realized and unrealized gain (loss)	1.49	1.51	(.89)
Total from investment operations	1.78	1.79	(.66)
Distributions from net investment income	(.26)	(.29)	(.25)C
Distributions from net realized gain	(.04)	(.02)	(.01)C
Tax return of capital	–	–	(.02)
Total distributions	(.30)	(.31)	(.28)
Net asset value, end of period	$15.02	$13.54	$12.06
Total ReturnD,E	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.05%	.01%H
Expenses net of all reductions	.07%	.05%	.01%H
Net investment income (loss)	1.95%	2.23%	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$342,884	$210,752	$135,214
Portfolio turnover rateG	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	61.7
Fidelity Series Global ex U.S. Index Fund	27.0
Fidelity U.S. Bond Index Fund Class F	10.0
Fidelity Commodity Strategy Fund Class F	1.3
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $86,287,594)	1,266,342	96,127,986

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $2,039,871)	201,158	2,116,181

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $37,896,222)	3,190,205	42,014,997

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $15,859,707)	1,369,818	15,533,738
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $142,083,394)		155,792,902
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,929)
NET ASSETS - 100%		$155,780,973

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$2,083,876	$43,809	$6,943	$(196)	$76,310	$2,116,181
Fidelity Series Commodity Strategy Fund	--	10,489	10,489	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	886,569	152,174	1,015,852	--	(7,963)	(14,928)	--
Fidelity Series Global ex U.S. Index Fund	18,024,136	23,114,108	2,007,702	826,366	18,806	2,865,649	42,014,997
Fidelity Total Market Index Fund Class F	40,929,514	52,632,960	3,171,352	1,649,120	(16,985)	5,753,849	96,127,986
Fidelity U.S. Bond Index Fund Class F	6,656,264	10,144,868	999,004	279,700	(9,960)	(258,430)	15,533,738
Total	$66,496,483	$88,138,475	$7,248,208	$2,762,129	$(16,298)	$8,422,450	$155,792,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $142,083,394)	$155,792,902
Total Investment in Securities (cost $142,083,394)		$155,792,902
Cash		1
Receivable for investments sold		409,691
Receivable for fund shares sold		319,195
Receivable from affiliate for expense reductions		4,260
Total assets		156,526,049
Liabilities
Payable for investments purchased	$694,202
Payable for fund shares redeemed	34,677
Transfer agent fees payable	16,197
Total liabilities		745,076
Net Assets		$155,780,973
Net Assets consist of:
Paid in capital		$142,028,568
Undistributed net investment income		50,902
Accumulated undistributed net realized gain (loss) on investments		(8,005)
Net unrealized appreciation (depreciation) on investments		13,709,508
Net Assets		$155,780,973
Investor Class:
Net Asset Value, offering price and redemption price per share ($82,123,183 ÷ 6,714,922 shares)		$12.23
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($73,657,790 ÷ 6,020,757 shares)		$12.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2018
Investment Income
Dividends:
Affiliated issuers		$2,239,074
Expenses
Transfer agent fees	$137,033
Independent trustees' fees and expenses	368
Total expenses before reductions	137,401
Expense reductions	(37,610)	99,791
Net investment income (loss)		2,139,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(16,298)
Realized gain distributions from underlying funds:
Affiliated issuers	523,055
Total net realized gain (loss)		506,757
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	8,422,450
Total change in net unrealized appreciation (depreciation)		8,422,450
Net gain (loss)		8,929,207
Net increase (decrease) in net assets resulting from operations		$11,068,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,139,283	$1,105,694
Net realized gain (loss)	506,757	15,075
Change in net unrealized appreciation (depreciation)	8,422,450	5,399,937
Net increase (decrease) in net assets resulting from operations	11,068,490	6,520,706
Distributions to shareholders from net investment income	(2,099,984)	(1,092,289)
Distributions to shareholders from net realized gain	(422,478)	(118,789)
Total distributions	(2,522,462)	(1,211,078)
Share transactions - net increase (decrease)	80,743,596	34,659,327
Total increase (decrease) in net assets	89,289,624	39,968,955
Net Assets
Beginning of period	66,491,349	26,522,394
End of period	$155,780,973	$66,491,349
Other Information
Undistributed net investment income end of period	$50,902	$23,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.25	.09
Net realized and unrealized gain (loss)	1.21	1.19	(.55)	.40
Total from investment operations	1.45	1.44	(.30)	.49
Distributions from net investment income	(.20)	(.22)	(.18)	(.16)
Distributions from net realized gain	(.06)	(.03)	–C	–C
Total distributions	(.26)	(.25)	(.18)	(.16)
Net asset value, end of period	$12.23	$11.04	$9.85	$10.33
Total ReturnD,E	13.17%	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.12%	.11%	.08%	.09%H
Expenses net of all reductions	.12%	.11%	.08%	.09%H
Net investment income (loss)	1.97%	2.41%	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$82,123	$38,013	$16,979	$3,660
Portfolio turnover rateG	7%	41%	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.24	.26	.13
Net realized and unrealized gain (loss)	1.21	1.19	(.66)
Total from investment operations	1.45	1.45	(.53)
Distributions from net investment income	(.21)	(.22)	(.18)
Distributions from net realized gain	(.06)	(.03)	–C
Total distributions	(.27)	(.25)	(.18)
Net asset value, end of period	$12.23	$11.05	$9.85
Total ReturnD,E	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%	.06%	.01%H
Expenses net of all reductions	.07%	.06%	.01%H
Net investment income (loss)	2.02%	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$73,658	$28,478	$9,543
Portfolio turnover rateG	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. During the period, Class F shares of certain Fidelity Series Funds were exchanged for Series Class shares of the same Fidelity Series Funds.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$268,944,360	$ 25,286,232	$(3,839,501)	$ 21,446,731
Fidelity Freedom Index 2005 Fund	101,499,362	13,014,024	(1,291,966)	11,722,058
Fidelity Freedom Index 2010 Fund	469,231,083	94,937,200	(5,215,184)	89,722,016
Fidelity Freedom Index 2015 Fund	980,252,319	228,895,629	(11,399,979)	217,495,650
Fidelity Freedom Index 2020 Fund	3,274,907,076	703,832,733	(35,882,540)	667,950,193
Fidelity Freedom Index 2025 Fund	3,039,546,866	609,364,277	(31,195,775)	578,168,502
Fidelity Freedom Index 2030 Fund	3,645,627,824	883,331,731	(29,124,926)	854,206,805
Fidelity Freedom Index 2035 Fund	2,323,494,738	601,551,578	(11,396,229)	590,155,349
Fidelity Freedom Index 2040 Fund	2,526,133,064	697,567,656	(12,245,427)	685,322,229
Fidelity Freedom Index 2045 Fund	1,567,550,078	375,947,721	(8,129,780)	367,817,941
Fidelity Freedom Index 2050 Fund	1,466,886,813	345,029,821	(8,146,104)	336,883,717
Fidelity Freedom Index 2055 Fund	556,580,595	94,742,297	(3,197,707)	91,544,590
Fidelity Freedom Index 2060 Fund	142,482,210	19,058,824	(5,748,132)	13,310,692

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$427,760	$–	$(95,156)	$ 21,446,731
Fidelity Freedom Index 2005 Fund	335,631	–	(43,758)	11,722,058
Fidelity Freedom Index 2010 Fund	1,780,940	1,993,378	–	89,722,016
Fidelity Freedom Index 2015 Fund	2,987,924	–	–	217,495,650
Fidelity Freedom Index 2020 Fund	8,069,799	–	(4,155,176)	667,950,193
Fidelity Freedom Index 2025 Fund	6,368,015	–	(490,085)	578,168,502
Fidelity Freedom Index 2030 Fund	6,298,893	–	(1,365,772)	854,206,805
Fidelity Freedom Index 2035 Fund	1,397,272	33,296	–	590,155,349
Fidelity Freedom Index 2040 Fund	1,209,633	1,931,201	–	685,322,229
Fidelity Freedom Index 2045 Fund	771,366	2,268,259	–	367,817,941
Fidelity Freedom Index 2050 Fund	760,359	2,289,357	–	336,883,717
Fidelity Freedom Index 2055 Fund	218,367	1,495,325	–	91,544,590
Fidelity Freedom Index 2060 Fund	50,902	390,810	–	13,310,692

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$–	$(95,156)	$(95,156)	$(95,156)
Fidelity Freedom Index 2005 Fund	–	(43,758)	(43,758)	(43,758)
Fidelity Freedom Index 2020 Fund	–	(4,155,176)	(4,155,176)	(4,155,176)
Fidelity Freedom Index 2025 Fund	–	(490,085)	(490,085)	(490,085)
Fidelity Freedom Index 2030 Fund	(1,063,743)	(302,029)	(1,365,772)	(1,365,772)

The tax character of distributions paid was as follows:

March 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$5,050,685	$515,181	$5,565,866
Fidelity Freedom Index 2005 Fund	1,855,707	282,835	2,138,542
Fidelity Freedom Index 2010 Fund	9,944,923	3,828,148	13,773,071
Fidelity Freedom Index 2015 Fund	21,105,181	1,533,342	22,638,523
Fidelity Freedom Index 2020 Fund	71,442,267	–	71,442,267
Fidelity Freedom Index 2025 Fund	62,954,837	–	62,954,837
Fidelity Freedom Index 2030 Fund	78,430,382	–	78,430,382
Fidelity Freedom Index 2035 Fund	49,437,019	–	49,437,019
Fidelity Freedom Index 2040 Fund	54,919,665	–	54,919,665
Fidelity Freedom Index 2045 Fund	32,605,887	1,118,545	33,724,432
Fidelity Freedom Index 2050 Fund	30,214,079	3,399,895	33,613,974
Fidelity Freedom Index 2055 Fund	10,659,719	364,265	11,023,984
Fidelity Freedom Index 2060 Fund	2,290,162	232,300	2,522,462

March 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$4,110,564	$88,855	$4,199,419
Fidelity Freedom Index 2005 Fund	1,497,282	100,510	1,597,792
Fidelity Freedom Index 2010 Fund	8,739,929	–	8,739,929
Fidelity Freedom Index 2015 Fund	17,965,605	–	17,965,605
Fidelity Freedom Index 2020 Fund	56,260,150	–	56,260,150
Fidelity Freedom Index 2025 Fund	45,605,238	–	45,605,238
Fidelity Freedom Index 2030 Fund	59,253,219	–	59,253,219
Fidelity Freedom Index 2035 Fund	35,821,329	–	35,821,329
Fidelity Freedom Index 2040 Fund	41,803,858	–	41,803,858
Fidelity Freedom Index 2045 Fund	23,298,222	–	23,298,222
Fidelity Freedom Index 2050 Fund	22,904,836	–	22,904,836
Fidelity Freedom Index 2055 Fund	7,867,340	345,524	8,212,864
Fidelity Freedom Index 2060 Fund	1,128,124	82,954	1,211,078

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	68,877,838	48,054,399
Fidelity Freedom Index 2005 Fund	45,668,995	26,094,313
Fidelity Freedom Index 2010 Fund	161,042,801	114,659,059
Fidelity Freedom Index 2015 Fund	293,838,361	190,785,243
Fidelity Freedom Index 2020 Fund	847,193,947	407,633,498
Fidelity Freedom Index 2025 Fund	1,022,834,060	289,408,346
Fidelity Freedom Index 2030 Fund	1,184,062,769	352,563,592
Fidelity Freedom Index 2035 Fund	802,032,516	181,709,810
Fidelity Freedom Index 2040 Fund	779,439,258	163,690,610
Fidelity Freedom Index 2045 Fund	549,652,077	91,482,905
Fidelity Freedom Index 2050 Fund	514,148,488	85,529,618
Fidelity Freedom Index 2055 Fund	239,998,603	30,172,242
Fidelity Freedom Index 2060 Fund	88,138,475	7,248,208

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$188,291
Institutional Premium Class	151,246
$339,537
Fidelity Freedom Index 2005 Fund
Investor Class	$76,962
Institutional Premium Class	50,402
$127,364
Fidelity Freedom Index 2010 Fund
Investor Class	$342,549
Institutional Premium Class	297,881
$640,430
Fidelity Freedom Index 2015 Fund
Investor Class	$880,726
Institutional Premium Class	537,296
$1,418,022
Fidelity Freedom Index 2020 Fund
Investor Class	$2,277,648
Institutional Premium Class	2,150,185
$4,427,833
Fidelity Freedom Index 2025 Fund
Investor Class	$2,293,361
Institutional Premium Class	1,663,307
$3,956,668
Fidelity Freedom Index 2030 Fund
Investor Class	$2,459,026
Institutional Premium Class	2,330,835
$4,789,861
Fidelity Freedom Index 2035 Fund
Investor Class	$1,771,750
Institutional Premium Class	1,328,617
$3,100,367
Fidelity Freedom Index 2040 Fund
Investor Class	$1,664,464
Institutional Premium Class	1,683,562
$3,348,026
Fidelity Freedom Index 2045 Fund
Investor Class	$1,116,010
Institutional Premium Class	900,757
$2,016,767
Fidelity Freedom Index 2050 Fund
Investor Class	$964,227
Institutional Premium Class	885,097
$1,849,324
Fidelity Freedom Index 2055 Fund
Investor Class	$368,581
Institutional Premium Class	275,258
$643,839
Fidelity Freedom Index 2060 Fund
Investor Class	$87,573
Institutional Premium Class	49,460
$137,033

6. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.15%	$38,664
Institutional Premium Class	.10%	46,322
Fidelity Freedom Index 2005 Fund
Investor Class	.15%	$15,968
Institutional Premium Class	.10%	15,676
Fidelity Freedom Index 2010 Fund
Investor Class	.15%	$72,735
Institutional Premium Class	.10%	94,686
Fidelity Freedom Index 2015 Fund
Investor Class	.15%	$191,213
Institutional Premium Class	.10%	174,530
Fidelity Freedom Index 2020 Fund
Investor Class	.15%	$503,825
Institutional Premium Class	.10%	709,711
Fidelity Freedom Index 2025 Fund
Investor Class	.15%	$517,920
Institutional Premium Class	.10%	559,124
Fidelity Freedom Index 2030 Fund
Investor Class	.15%	$567,272
Institutional Premium Class	.10%	799,157
Fidelity Freedom Index 2035 Fund
Investor Class	.15%	$410,862
Institutional Premium Class	.10%	457,294
Fidelity Freedom Index 2040 Fund
Investor Class	.15%	$386,240
Institutional Premium Class	.10%	580,467
Fidelity Freedom Index 2045 Fund
Investor Class	.15%	$259,196
Institutional Premium Class	.10%	310,660
Fidelity Freedom Index 2050 Fund
Investor Class	.15%	$223,690
Institutional Premium Class	.10%	305,455
Fidelity Freedom Index 2055 Fund
Investor Class	.15%	$85,703
Institutional Premium Class	.10%	95,072
Fidelity Freedom Index 2060 Fund
Investor Class	.15%	$20,452
Institutional Premium Class	.10%	17,158

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018	Year ended March 31, 2017
Fidelity Freedom Index Income Fund
From net investment income
Investor Class	$2,060,275	$1,996,456
Institutional Premium Class	2,513,304	1,912,305
Total	$4,573,579	$3,908,761
From net realized gain
Investor Class	$452,238	$150,766
Institutional Premium Class	540,049	139,892
Total	$992,287	$290,658
Fidelity Freedom Index 2005 Fund
From net investment income
Investor Class	$858,233	$800,634
Institutional Premium Class	799,727	579,982
Total	$1,657,960	$1,380,616
From net realized gain
Investor Class	$239,716	$129,727
Institutional Premium Class	240,866	87,449
Total	$480,582	$217,176
Fidelity Freedom Index 2010 Fund
From net investment income
Investor Class	$3,926,080	$3,539,796
Institutional Premium Class	4,951,809	4,358,767
Total	$8,877,889	$7,898,563
From net realized gain
Investor Class	$2,079,285	$381,528
Institutional Premium Class	2,815,897	459,838
Total	$4,895,182	$841,366
Fidelity Freedom Index 2015 Fund
From net investment income
Investor Class	$10,274,814	$9,172,905
Institutional Premium Class	9,283,408	7,945,031
Total	$19,558,222	$17,117,936
From net realized gain
Investor Class	$1,601,066	$458,047
Institutional Premium Class	1,479,235	389,622
Total	$3,080,301	$847,669
Fidelity Freedom Index 2020 Fund
From net investment income
Investor Class	$27,914,520	$23,304,370
Institutional Premium Class	38,512,157	31,669,417
Total	$66,426,677	$54,973,787
From net realized gain
Investor Class	$2,119,394	$548,816
Institutional Premium Class	2,896,196	737,547
Total	$5,015,590	$1,286,363
Fidelity Freedom Index 2025 Fund
From net investment income
Investor Class	$28,811,409	$21,703,699
Institutional Premium Class	30,669,624	22,762,696
Total	$59,481,033	$44,466,395
From net realized gain
Investor Class	$1,710,263	$559,008
Institutional Premium Class	1,763,541	579,835
Total	$3,473,804	$1,138,843
Fidelity Freedom Index 2030 Fund
From net investment income
Investor Class	$31,367,417	$24,373,531
Institutional Premium Class	43,705,023	33,496,158
Total	$75,072,440	$57,869,689
From net realized gain
Investor Class	$1,424,508	$586,826
Institutional Premium Class	1,933,434	796,704
Total	$3,357,942	$1,383,530
Fidelity Freedom Index 2035 Fund
From net investment income
Investor Class	$22,129,663	$16,961,113
Institutional Premium Class	24,853,079	17,946,279
Total	$46,982,742	$34,907,392
From net realized gain
Investor Class	$1,171,326	$449,097
Institutional Premium Class	1,282,951	464,840
Total	$2,454,277	$913,937
Fidelity Freedom Index 2040 Fund
From net investment income
Investor Class	$20,714,478	$17,080,737
Institutional Premium Class	31,523,429	23,681,188
Total	$52,237,907	$40,761,925
From net realized gain
Investor Class	$1,079,123	$442,955
Institutional Premium Class	1,602,635	598,978
Total	$2,681,758	$1,041,933
Fidelity Freedom Index 2045 Fund
From net investment income
Investor Class	$13,778,964	$10,737,036
Institutional Premium Class	17,242,621	11,987,153
Total	$31,021,585	$22,724,189
From net realized gain
Investor Class	$1,210,582	$274,255
Institutional Premium Class	1,492,265	299,778
Total	$2,702,847	$574,033
Fidelity Freedom Index 2050 Fund
From net investment income
Investor Class	$11,874,898	$10,303,125
Institutional Premium Class	16,870,632	12,066,250
Total	$28,745,530	$22,369,375
From net realized gain
Investor Class	$2,042,020	$249,625
Institutional Premium Class	2,826,424	285,836
Total	$4,868,444	$535,461
Fidelity Freedom Index 2055 Fund
From net investment income
Investor Class	$4,545,026	$4,034,106
Institutional Premium Class	5,286,003	3,647,182
Total	$9,831,029	$7,681,288
From net realized gain
Investor Class	$559,064	$279,176
Institutional Premium Class	633,891	252,400
Total	$1,192,955	$531,576
Fidelity Freedom Index 2060 Fund
From net investment income
Investor Class	$1,127,154	$684,030
Institutional Premium Class	972,830	408,259
Total	$2,099,984	$1,092,289
From net realized gain
Investor Class	$237,021	$74,457
Institutional Premium Class	185,457	44,332
Total	$422,478	$118,789

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	5,270,832	5,472,439	$62,606,215	$62,923,368
Reinvestment of distributions	211,431	187,085	2,504,402	2,141,584
Shares redeemed	(4,985,581)	(7,843,160)	(59,164,225)	(90,256,439)
Net increase (decrease)	496,682	(2,183,636)	$5,946,392	$(25,191,487)
Institutional Premium Class
Shares sold	4,123,153	6,690,874	$48,941,669	$77,016,245
Reinvestment of distributions	258,152	179,461	3,053,353	2,052,197
Shares redeemed	(3,126,138)	(3,894,583)	(37,038,010)	(44,742,422)
Net increase (decrease)	1,255,167	2,975,752	$14,957,012	$34,326,020
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	2,605,617	2,190,698	$34,897,679	$27,882,045
Reinvestment of distributions	80,794	73,921	1,077,418	929,123
Shares redeemed	(1,555,080)	(2,962,530)	(20,723,954)	(37,691,161)
Net increase (decrease)	1,131,331	(697,911)	$15,251,143	$(8,879,993)
Institutional Premium Class
Shares sold	1,311,524	2,238,959	$17,485,786	$28,439,054
Reinvestment of distributions	78,133	53,090	1,040,593	667,432
Shares redeemed	(1,061,065)	(983,046)	(14,160,597)	(12,517,185)
Net increase (decrease)	328,592	1,309,003	$4,365,782	$16,589,301
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	9,097,238	7,044,713	$129,602,976	$94,453,179
Reinvestment of distributions	422,300	293,703	5,966,009	3,896,835
Shares redeemed	(7,662,358)	(10,201,235)	(108,947,096)	(136,513,971)
Net increase (decrease)	1,857,180	(2,862,819)	$26,621,889	$(38,163,957)
Institutional Premium Class
Shares sold	6,289,496	10,130,533	$89,722,927	$135,912,974
Reinvestment of distributions	550,590	363,122	7,767,705	4,818,606
Shares redeemed	(5,293,191)	(6,171,750)	(75,105,289)	(82,816,566)
Net increase (decrease)	1,546,895	4,321,905	$22,385,343	$57,915,014
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	18,789,509	20,281,438	$278,514,171	$277,791,984
Reinvestment of distributions	793,802	708,213	11,845,144	9,602,506
Shares redeemed	(13,485,936)	(28,106,744)	(199,624,180)	(383,161,067)
Net increase (decrease)	6,097,375	(7,117,093)	$90,735,135	$(95,766,577)
Institutional Premium Class
Shares sold	9,699,686	22,597,464	$143,909,496	$308,371,275
Reinvestment of distributions	722,091	615,010	10,762,643	8,334,653
Shares redeemed	(9,775,693)	(11,278,377)	(144,360,287)	(154,561,605)
Net increase (decrease)	646,084	11,934,097	$10,311,852	$162,144,323
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	46,676,293	48,184,580	$724,366,488	$684,334,259
Reinvestment of distributions	1,900,549	1,689,840	29,918,887	23,794,452
Shares redeemed	(32,303,403)	(65,056,684)	(503,035,813)	(921,238,562)
Net increase (decrease)	16,273,439	(15,182,264)	$251,249,562	$(213,109,851)
Institutional Premium Class
Shares sold	35,691,973	72,790,691	$555,197,499	$1,033,200,767
Reinvestment of distributions	2,634,326	2,301,705	41,408,353	32,406,964
Shares redeemed	(27,129,181)	(30,981,726)	(419,854,988)	(440,777,839)
Net increase (decrease)	11,197,118	44,110,670	$176,750,864	$624,829,892
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	50,306,958	47,899,972	$827,693,491	$713,989,396
Reinvestment of distributions	1,818,856	1,500,969	30,448,676	22,204,638
Shares redeemed	(25,680,740)	(52,865,951)	(423,486,960)	(785,434,560)
Net increase (decrease)	26,445,074	(3,465,010)	$434,655,207	$(49,240,526)
Institutional Premium Class
Shares sold	28,457,247	57,782,802	$468,684,110	$860,307,689
Reinvestment of distributions	1,938,990	1,577,133	32,433,165	23,342,531
Shares redeemed	(12,997,440)	(20,950,024)	(213,762,707)	(313,105,017)
Net increase (decrease)	17,398,797	38,409,911	$287,354,568	$570,545,203
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	48,151,518	43,438,337	$833,049,685	$663,932,133
Reinvestment of distributions	1,853,302	1,637,451	32,734,769	24,932,874
Shares redeemed	(27,332,469)	(52,837,210)	(475,495,111)	(804,287,378)
Net increase (decrease)	22,672,351	(7,761,422)	$390,289,343	$(115,422,371)
Institutional Premium Class
Shares sold	36,473,271	67,039,636	$631,777,090	$1,023,375,003
Reinvestment of distributions	2,585,746	2,250,610	45,638,457	34,292,862
Shares redeemed	(14,679,369)	(23,646,239)	(252,581,131)	(362,380,632)
Net increase (decrease)	24,379,648	45,644,007	$424,834,416	$695,287,233
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	35,873,441	32,192,805	$655,085,363	$509,968,092
Reinvestment of distributions	1,238,632	1,097,492	23,270,096	17,404,289
Shares redeemed	(18,227,142)	(36,592,133)	(332,963,701)	(576,710,358)
Net increase (decrease)	18,884,931	(3,301,836)	$345,391,758	$(49,337,977)
Institutional Premium Class
Shares sold	21,221,516	42,250,153	$386,744,447	$669,214,474
Reinvestment of distributions	1,391,995	1,160,877	26,136,030	18,411,119
Shares redeemed	(8,196,588)	(15,095,201)	(148,462,948)	(240,553,734)
Net increase (decrease)	14,416,923	28,315,829	$264,417,529	$447,071,859
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	31,885,175	28,011,605	$587,361,959	$446,188,819
Reinvestment of distributions	1,150,478	1,098,018	21,773,814	17,510,598
Shares redeemed	(18,031,620)	(36,550,390)	(332,440,351)	(580,780,859)
Net increase (decrease)	15,004,033	(7,440,767)	$276,695,422	$(117,081,442)
Institutional Premium Class
Shares sold	26,478,063	46,190,070	$486,695,318	$736,375,615
Reinvestment of distributions	1,752,195	1,522,393	33,126,064	24,280,166
Shares redeemed	(10,558,906)	(17,915,369)	(192,228,150)	(287,385,757)
Net increase (decrease)	17,671,352	29,797,094	$327,593,232	$473,270,024
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	22,795,428	19,823,893	$422,432,733	$318,309,717
Reinvestment of distributions	787,814	684,398	14,967,831	11,004,293
Shares redeemed	(11,711,569)	(22,097,306)	(217,232,633)	(353,621,090)
Net increase (decrease)	11,871,673	(1,589,015)	$220,167,931	$(24,307,080)
Institutional Premium Class
Shares sold	16,857,917	28,805,992	$311,218,678	$463,076,220
Reinvestment of distributions	986,800	763,636	18,734,886	12,286,930
Shares redeemed	(5,325,846)	(11,498,796)	(97,515,024)	(186,640,457)
Net increase (decrease)	12,518,871	18,070,832	$232,438,540	$288,722,693
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	19,485,896	16,965,670	$362,838,945	$274,430,496
Reinvestment of distributions	733,407	651,541	13,906,968	10,548,360
Shares redeemed	(11,232,335)	(19,584,212)	(209,630,208)	(317,715,407)
Net increase (decrease)	8,986,968	(1,967,001)	$167,115,705	$(32,736,551)
Institutional Premium Class
Shares sold	19,205,023	25,993,636	$357,353,233	$422,025,557
Reinvestment of distributions	1,038,931	763,479	19,697,056	12,352,086
Shares redeemed	(6,421,264)	(13,138,476)	(118,465,640)	(215,172,969)
Net increase (decrease)	13,822,690	13,618,639	$258,584,649	$219,204,674
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	11,734,275	10,050,705	$172,500,761	$128,609,967
Reinvestment of distributions	338,818	337,208	5,101,760	4,312,895
Shares redeemed	(5,176,289)	(9,419,162)	(76,127,408)	(121,876,765)
Net increase (decrease)	6,896,804	968,751	$101,475,113	$11,046,097
Institutional Premium Class
Shares sold	9,594,512	13,277,567	$140,660,073	$171,166,863
Reinvestment of distributions	393,287	304,655	5,919,894	3,899,582
Shares redeemed	(2,733,034)	(9,222,050)	(39,756,753)	(120,041,763)
Net increase (decrease)	7,254,765	4,360,172	$106,823,214	$55,024,682
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	4,872,076	3,577,814	$58,667,848	$37,554,524
Reinvestment of distributions	111,693	72,853	1,361,004	757,969
Shares redeemed	(1,710,846)	(1,932,826)	(20,585,300)	(20,536,667)
Net increase (decrease)	3,272,923	1,717,841	$39,443,552	$17,775,826
Institutional Premium Class
Shares sold	4,305,772	3,458,757	$51,680,005	$36,471,799
Reinvestment of distributions	94,964	43,510	1,158,287	452,591
Shares redeemed	(957,866)	(1,893,435)	(11,538,248)	(20,040,889)
Net increase (decrease)	3,442,870	1,608,832	$41,300,044	$16,883,501

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	12%	12%	18%	14%	16%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	42%
Fidelity Series Global ex U.S. Index Fund	100%
Fidelity Total Market Index Fund	25%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Freedom Index 2060 Fund; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 5, 2014 to March 31, 2015 for the Fidelity Freedom Index 2060 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Fidelity Freedom Index Income Fund
Investor Class	.13%
Actual		$1,000.00	$1,009.60	$.65
Hypothetical-C		$1,000.00	$1,024.28	$.66
Institutional Premium Class	.08%
Actual		$1,000.00	$1,009.90	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,014.90	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,015.10	$.35
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,019.40	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,019.00	$.35
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,023.90	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,024.20	$.35
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,027.10	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,028.10	$.35
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,030.40	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,030.70	$.35
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,037.40	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,037.70	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.70	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.00	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.20	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.50	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.50	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.80	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.30	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.60	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.80	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.10	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.40	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.60	$.36
Hypothetical-C		$1,000.00	$1,024.58	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Investor Class	05/07/18	05/04/18	$0.015	$0.000
Institutional Premium Class	05/07/18	05/04/18	$0.015	$0.000
Fidelity Freedom Index 2005 Fund
Investor Class	05/14/18	05/11/18	$0.041	$0.000
Institutional Premium Class	05/14/18	05/11/18	$0.043	$0.000
Fidelity Freedom Index 2010 Fund
Investor Class	05/14/18	05/11/18	$0.039	$0.057
Institutional Premium Class	05/14/18	05/11/18	$0.041	$0.057
Fidelity Freedom Index 2015 Fund
Investor Class	05/14/18	05/11/18	$0.033	$0.004
Institutional Premium Class	05/14/18	05/11/18	$0.036	$0.004
Fidelity Freedom Index 2020 Fund
Investor Class	05/14/18	05/11/18	$0.032	$0.000
Institutional Premium Class	05/14/18	05/11/18	$0.034	$0.000
Fidelity Freedom Index 2025 Fund
Investor Class	05/14/18	05/11/18	$0.029	$0.000
Institutional Premium Class	05/14/18	05/11/18	$0.031	$0.000
Fidelity Freedom Index 2030 Fund
Investor Class	05/14/18	05/11/18	$0.021	$0.004
Institutional Premium Class	05/14/18	05/11/18	$0.023	$0.004
Fidelity Freedom Index 2035 Fund
Investor Class	05/14/18	05/11/18	$0.009	$0.000
Institutional Premium Class	05/14/18	05/11/18	$0.012	$0.000
Fidelity Freedom Index 2040 Fund
Investor Class	05/14/18	05/11/18	$0.008	$0.011
Institutional Premium Class	05/14/18	05/11/18	$0.010	$0.011
Fidelity Freedom Index 2045 Fund
Investor Class	05/14/18	05/11/18	$0.008	$0.021
Institutional Premium Class	05/14/18	05/11/18	$0.011	$0.021
Fidelity Freedom Index 2050 Fund
Investor Class	05/14/18	05/11/18	$0.008	$0.024
Institutional Premium Class	05/14/18	05/11/18	$0.010	$0.024
Fidelity Freedom Index 2055 Fund
Investor Class	05/14/18	05/11/18	$0.005	$0.033
Institutional Premium Class	05/14/18	05/11/18	$0.007	$0.033
Fidelity Freedom Index 2060 Fund
Investor Class	05/14/18	05/11/18	$0.005	$0.029
Institutional Premium Class	05/14/18	05/11/18	$0.006	$0.029

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index 2010 Fund	$2,005,063
Fidelity Freedom Index 2035 Fund	$33,296
Fidelity Freedom Index 2040 Fund	$1,931,201
Fidelity Freedom Index 2045 Fund	$2,268,259
Fidelity Freedom Index 2050 Fund	$2,316,563
Fidelity Freedom Index 2055 Fund	$1,506,418
Fidelity Freedom Index 2060 Fund	$420,377

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Index Income Fund	36.87%
Fidelity Freedom Index 2005 Fund	30.46%
Fidelity Freedom Index 2010 Fund	25.16%
Fidelity Freedom Index 2015 Fund	20.05%
Fidelity Freedom Index 2020 Fund	16.38%
Fidelity Freedom Index 2025 Fund	13.17%
Fidelity Freedom Index 2030 Fund	7.61%
Fidelity Freedom Index 2035 Fund	3.62%
Fidelity Freedom Index 2040 Fund	3.04%
Fidelity Freedom Index 2045 Fund	3.02%
Fidelity Freedom Index 2050 Fund	3.02%
Fidelity Freedom Index 2055 Fund	3.00%
Fidelity Freedom Index 2060 Fund	2.93%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2017	0%	0%
May 2017	10%	10%
June 2017	13%	13%
July 2017	14%	13%
August 2017	13%	13%
September 2017	14%	13%
October 2017	14%	12%
November 2017	14%	13%
December 2017	13%	13%
January 2018	0%	0%
February 2018	0%	0%
March 2018	0%	0%
Fidelity Freedom Index 2005 Fund
May 2017	1%	1%
December 2017	22%	22%
Fidelity Freedom Index 2010 Fund
May 2017	1%	1%
December 2017	27%	27%
Fidelity Freedom Index 2015 Fund
May 2017	3%	2%
December 2017	32%	31%
Fidelity Freedom Index 2020 Fund
May 2017	3%	3%
December 2017	35%	35%
Fidelity Freedom Index 2025 Fund
May 2017	3%	3%
December 2017	38%	37%
Fidelity Freedom Index 2030 Fund
May 2017	5%	5%
December 2017	44%	44%
Fidelity Freedom Index 2035 Fund
May 2017	16%	11%
December 2017	50%	49%
Fidelity Freedom Index 2040 Fund
May 2017	19%	13%
December 2017	51%	50%
Fidelity Freedom Index 2045 Fund
May 2017	19%	13%
December 2017	50%	50%
Fidelity Freedom Index 2050 Fund
May 2017	15%	11%
December 2017	51%	50%
Fidelity Freedom Index 2055 Fund
May 2017	5%	4%
December 2017	50%	49%
Fidelity Freedom Index 2060 Fund
May 2017	8%	7%
December 2017	49%	49%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Institutional Premium Class
Fidelity Freedom Index Income Fund
April 2017	0%	0%
May 2017	19%	19%
June 2017	24%	24%
July 2017	25%	23%
August 2017	24%	24%
September 2017	25%	23%
October 2017	25%	23%
November 2017	25%	23%
December 2017	24%	23%
January 2018	0%	0%
February 2018	0%	0%
March 2018	0%	0%
Fidelity Freedom Index 2005 Fund
May 2017	3%	3%
December 2017	36%	36%
Fidelity Freedom Index 2010 Fund
May 2017	2%	2%
December 2017	44%	43%
Fidelity Freedom Index 2015 Fund
May 2017	5%	4%
December 2017	52%	51%
Fidelity Freedom Index 2020 Fund
May 2017	6%	5%
December 2017	57%	56%
Fidelity Freedom Index 2025 Fund
May 2017	5%	5%
December 2017	62%	60%
Fidelity Freedom Index 2030 Fund
May 2017	9%	8%
December 2017	72%	70%
Fidelity Freedom Index 2035 Fund
May 2017	26%	19%
December 2017	81%	79%
Fidelity Freedom Index 2040 Fund
May 2017	30%	22%
December 2017	82%	81%
Fidelity Freedom Index 2045 Fund
May 2017	32%	21%
December 2017	82%	80%
Fidelity Freedom Index 2050 Fund
May 2017	24%	18%
December 2017	82%	81%
Fidelity Freedom Index 2055 Fund
May 2017	9%	7%
December 2017	82%	80%
Fidelity Freedom Index 2060 Fund
May 2017	13%	12%
December 2017	82%	80%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

FRX-ANN-0518
1.899264.108

Item 2.

Code of Ethics

As of the end of the period, March 31, 2018, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2005 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2010 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2015 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2020 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2025 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2030 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2035 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2040 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2045 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2050 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2055 Fund	$25,000	$-	$5,000	$600
Fidelity Advisor Freedom 2060 Fund	$25,000	$-	$5,000	$600
Fidelity Freedom Index Income Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2005 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2010 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2015 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2020 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2025 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2030 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2035 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2040 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2045 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2050 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2055 Fund	$20,000	$-	$4,800	$600
Fidelity Freedom Index 2060 Fund	$20,000	$-	$4,800	$600

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2025 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2030 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2035 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2040 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2045 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2050 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2055 Fund	$22,000	$-	$5,100	$700
Fidelity Advisor Freedom 2060 Fund	$22,000	$-	$5,100	$700
Fidelity Freedom Index Income Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2005 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2015 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2020 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2025 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2030 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2035 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2040 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2045 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2050 Fund	$18,000	$-	$4,900	$600
Fidelity Freedom Index 2055 Fund	$18,000	$-	$5,400	$600
Fidelity Freedom Index 2060 Fund	$18,000	$-	$4,900	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund, Fidelity Flex Freedom 2060 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the “Funds”):

Services Billed by PwC

March 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Income Fund	$16,000	$1,200	$2,400	$600
Fidelity Flex Freedom 2005 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2010 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2015 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2020 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2025 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2030 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2035 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2040 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2045 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2050 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2055 Fund	$18,000	$1,300	$2,400	$700
Fidelity Flex Freedom 2060 Fund	$18,000	$1,300	$2,400	$700
Fidelity Freedom Income Fund	$24,000	$1,900	$2,400	$1,000
Fidelity Freedom 2005 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2010 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2015 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2020 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2025 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2030 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2035 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2040 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2045 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2050 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2055 Fund	$23,000	$1,900	$2,400	$1,000
Fidelity Freedom 2060 Fund	$23,000	$1,900	$2,400	$1,000

March 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Income Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2005 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2010 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2015 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2020 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2025 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2030 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2035 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2040 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2045 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2050 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2055 Fund	$-	$-	$-	$-
Fidelity Flex Freedom 2060 Fund	$-	$-	$-	$-
Fidelity Freedom Income Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2005 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2010 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2015 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2020 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2025 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2030 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2035 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2040 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2045 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2050 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2055 Fund	$25,000	$2,100	$2,600	$1,000
Fidelity Freedom 2060 Fund	$25,000	$2,100	$2,600	$1,000

A Amounts may reflect rounding.

B Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund commenced operations on June 8, 2017.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2018A	March 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$20,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2018A,B	March 31, 2017A,B
Audit-Related Fees	$7,545,000	$6,065,000
Tax Fees	$15,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2018A,B	March 31, 2017A,B
Deloitte Entities	$470,000	$575,000
PwC	$10,335,000	$7,600,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund and Fidelity Flex Freedom 2060 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018